As filed with the Securities and Exchange Commission

                   on January 29, 1996
                Registration No. 2-97817; 811-4305




                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                         FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]


                        Post-Effective Amendment No. 41

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ ]


                            Amendment No. 43                           [x]
                (Check appropriate box or boxes)


                    ________________________
                       NATIONS FUND TRUST
       (Exact Name of Registrant as specified in Charter)
                       111 Center Street
                  Little Rock, Arkansas  72201
  (Address of Principal Executive Offices, including Zip Code)
                   __________________________
Registrant's Telephone Number, including Area Code:  (800) 321-7854
                     Richard H. Blank, Jr.
                       c/o Stephens Inc.
                       111 Center Street
                  Little Rock, Arkansas  72201
            (Name and Address of Agent for Service)
                        With copies to:
    Robert M. Kurucza, Esq.               Carl Frischling, Esq.
    Marco E. Adelfio, Esq.                Kramer, Levin, Naftalis,
    Morrison & Foerster                     Nessen, Kamin & Frankel
    2000 Pennsylvania Ave., N.W.         919 3rd Avenue
    Suite 5500                           New York, New York 10022
    Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

  [ ]   Immediately upon filing pursuant        [ ]    on __________, pursuant
        to Rule 485(b), or                             to Rule 485(b), or


  [x]   60 days after filing pursuant           [ ]    on __________, pursuant
        to Rule 485(a), or                             to Rule 485(a).


  [ ]   75 days after filing pursuant to        [ ]    on (date) pursuant to
        paragraph (a)(2)                               paragraph (a)(2) of rule
                                                       485

If appropriate, check the following box:

    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant, without par value, has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed on January 26, 1996, the notice required by Rule 24f-2 for its fiscal year ended November 30, 1995 (File No. 2-97817; 811-4305).

                              EXPLANATORY NOTE


     This Post-Effective Amendment is being filed in order to add a Shareholder Administration Plan and Shareholder Administration Agreements for the Trust
B Shares.

                             NATIONS FUND TRUST
                            CROSS REFERENCE SHEET
Part A
Item No.                                Prospectus

1.   Cover Page  . . . . . . . . . .    Cover Page

2.   Synopsis  . . . . . . . . . . .    Expenses Summary

3.   Condensed Financial
     Information.  . . . . . . . . .    Expenses Summary; How
                                        Performance is Shown

4.   General Description of
     Registrant . . . . . . . . . .     Cover Page; Objectives; How Objectives
                                        are Pursued; Organization and History

5.   Management of the Fund. . . . .    How the Funds are Managed

6.   Capital Stock and Other
     Securities. . . . . . . . . . .    How to Buy Shares; How the
                                        Funds Value Their Shares; How
                                        Dividends and Distributions are
                                        Made; Tax Information

7.   Purchase of Securities Being
     Offered.  . . . . . . . . . . .    Cover Page; How to Buy Shares


8.   Redemption or Repurchase. . . .    How to Redeem Shares; How to Exchange
                                        Shares


9.   Legal Proceedings . . . . . . .    Inapplicable

Part B
Item No.

10.  Cover Page. . . . . . . . . . .     Cover Page

11.  Table of Contents . . . . . . .     Table of Contents

12.  General Information and
     History . . . . . . . . . . . .     Introduction

13.  Investment Objectives and
     Policies. . . . . . . . . . . .     Additional Information on Fund
                                         Investments

14.  Management of the Fund. . . . .     Investment Advisory, Administration,
                                         Custody, Transfer Agency, Shareholder
                                         Administration & Distribution
                                         Services Agreements

15.  Control Persons and Principal
     Holders of Securities . . . . .     Miscellaneous


16.  Investment Advisory and Other
     Services. . . . . . . . . . . .    Investment Advisory, Administration,
                                        Custody, Transfer Agency, Shareholder
                                        Administration and Distribution
                                        Services Agreements


17.  Brokerage Allocation. . . . . .    Fund Transactions and Brokerage

18.  Capital Stock and Other
     Securities. . . . . . . . . . .    Description of Shares

19.  Purchase, Redemption and Pricing
     of Securities Being Offered . .    Net Asset Value, Distributor

20.  Tax Status. . . . . . . . . . .    Additional Information Concerning
                                        Taxes

21.  Underwriters. . . . . . . . . .    Distributor

22.  Calculation of Performance Data.  Additional Information on Performance

23.  Financial Statements. . . . . .   Independent Accountants and
                                       Reports

Part C
Item No.                            Other Information

                                    Information required to be included
                                    in Part C is set forth under the
                                    appropriate Item, so numbered, in
                                    Part C of this Document

     Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.



PRELIMINARY PROSPECTUS SUBJECT TO COMPLETION DATED JANUARY 31, 1996

Prospectus


                                      TRUST B SHARES
                                    MARCH     , 1996



This Prospectus describes the investment portfolios listed in the column to the right (each a "Fund") of the Nations Fund Family ("Nations Fund" or "Nations
Fund Family"). This Prospectus describes one class of shares of each Fund -- Trust B Shares.



This Prospectus sets forth concisely the information about Nations Fund that a prospective purchaser of Trust B Shares should consider before investing.
Investors should read this Prospectus and retain it for future reference. Additional information about
Nations Fund Trust, Nations Fund, Inc. and Nations
Fund Portfolios, Inc. ("Nations Portfolios") is contained in separate Statements of Additional
Information ("SAIs"), which have been filed with the Securities and Exchange Commission (the "SEC") and are available upon request without charge by writing or calling Nations Fund at its address or telephone number shown below. The SAIs for Nations Fund Trust,
Nations Fund, Inc. and Nations Portfolios dated
September 30, 1995, September 30, 1995 and July 1,
1995, respectively, are incorporated by reference in their entirety into this Prospectus.



NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the Funds. TradeStreet
Investment Associates, Inc. ("TradeStreet") is sub-investment adviser to certain of the Funds and Nations Gartmore Investment Management ("Nations
Gartmore") is sub-investment adviser to the other
Funds. As used herein the "Adviser" shall mean NBAI, TradeStreet and/or Nations Gartmore as the context may require.



SHARES OF NATIONS FUND ARE NOT DEPOSITS OR OTHER
OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED
BY, NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF ITS
AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S.
GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE
CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER
GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS
INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL.



NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE
CERTAIN OTHER SERVICES TO NATIONS FUND, FOR WHICH
THEY ARE COMPENSATED. STEPHENS INC., WHICH IS NOT
AFFILIATED WITH NATIONSBANK, IS THE SPONSOR AND
ADMINISTRATOR AND SERVES AS THE DISTRIBUTOR FOR
NATIONS FUND.

THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY
OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.

EQUITY FUNDS:

Nations Value Fund
Nations Equity Income Fund
Nations International Equity Fund
Nations Emerging Markets Fund
Nations Pacific Growth Fund
Nations Capital Growth Fund
Nations Emerging Growth Fund
Nations Disciplined Equity Fund
Nations Equity Index Fund
BALANCED FUND:
Nations Balanced Assets Fund
BOND FUNDS:
Nations Short-Intermediate Government Fund
Nations Government Securities Fund
Nations Short-Term Income Fund
Nations Diversified Income Fund
Nations Strategic Fixed Income Fund

Nations Global Government Income Fund



                                                    For purchase, redemption and
                                                    performance information
                                                    call:
                                                    1-800-626-2275
                                                    Nations Fund
                                                    c/o Stephens Inc.
                                                    One NationsBank Plaza
                                                    33rd Floor
                                                    Charlotte, NC 28255
                                                    (Nations Fund Logo)

                            Table  Of  Contents

About The Funds
                            Expenses Summary                                   3


                            Objectives                                         5



                            How Objectives Are Pursued                         6



                            How Performance Is Shown                          18



                            How the Funds Are Managed                         18



                            Organization and History                          23


About Your
Investment


                            How to Buy Shares                                 25



                            Shareholder Administration Arrangements           25



                            How to Redeem Shares                              26



                            How to Exchange Shares                            26



                            How the Funds Value Their Shares                  27



                            How Dividends and Distributions Are Made; Tax
                            Information                                       27



                            Appendix A -- Portfolio Securities                29



                            Appendix B -- Description of Ratings              37




                            NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
                            INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' SAIS INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Funds

   Expenses Summary

Expenses are one of several factors to consider when investing in the Funds. The following tables summarize shareholder transaction and operating expenses for Trust B Shares of the Funds. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Funds over specified periods.


NATIONS FUND EQUITY/BALANCED FUNDS TRUST B SHARES


SHAREHOLDER TRANSACTION EXPENSES


                                                            Nations                       Nations                       Nations
                              Nations        Nations        Inter-         Nations        Pacific        Nations       Emerging
                               Value         Equity        national       Emerging        Growth         Capital        Growth
                               Fund        Income Fund    Equity Fund   Markets Fund       Fund        Growth Fund       Fund
Sales Load Imposed on
  Purchases                       None           None           None           None           None           None           None
Deferred Sales Load               None           None           None           None           None           None           None

                              Nations        Nations
                            Disciplined      Equity         Nations
                              Equity          Index        Balanced
                               Fund           Fund        Assets Fund
Sales Load Imposed on
  Purchases                       None           None           None
Deferred Sales Load               None           None           None

ANNUAL FUND
OPERATING
EXPENSES
(as a percentage of
average net assets)



                                                            Nations                       Nations                       Nations
                              Nations        Nations        Inter-         Nations        Pacific        Nations       Emerging
                               Value         Equity        national       Emerging        Growth         Capital        Growth
                               Fund        Income Fund    Equity Fund   Markets Fund       Fund        Growth Fund       Fund

Management Fees1                  .75%           .70%           .90%          1.10%           .90%           .75%           .75%
Other Expenses1                   .67%           .75%           .70%          1.30%          1.30%           .67%           .70%
Total Operating Expenses1        1.42%          1.45%          1.60%          2.40%          2.20%          1.42%          1.45%

                              Nations        Nations
                            Disciplined      Equity         Nations
                              Equity          Index        Balanced
                               Fund           Fund        Assets Fund

Management Fees1                  .75%           .10%           .75%
Other Expenses1                   .75%           .80%           .70%
Total Operating Expenses1        1.50%           .90%          1.45%


1 After any waivers and reimbursements.

NATIONS FUND BOND FUNDS TRUST B SHARES

SHAREHOLDER TRANSACTION EXPENSES


                                                              Nations
                                                              Short-
                                                              Inter-           Nations          Nations          Nations
                                                              mediate        Government       Short-Term       Diversified
                                                            Government       Securities         Income           Income
                                                               Fund             Fund             Fund             Fund
Sales Load Imposed on Purchases                                   None             None             None             None
Deferred Sales Load                                               None             None             None             None


                                                              Nations
                                                             Strategic         Nations
                                                               Fixed           Global
                                                              Income         Government
                                                               Fund          Income Fund
Sales Load Imposed on Purchases                                   None             None
Deferred Sales Load                                               None             None


ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)



                                                              Nations
                                                              Short-
                                                              Inter-           Nations          Nations          Nations
                                                              mediate        Government       Short-Term       Diversified
                                                            Government       Securities         Income           Income
                                                               Fund             Fund             Fund             Fund

Management Fees1                                                  .40%             .50%             .30%             .50%
Other Expenses1                                                   .53%             .65%             .57%             .67%
Total Operating Expenses1                                         .93%            1.15%             .87%            1.17%



                                                              Nations
                                                             Strategic         Nations
                                                               Fixed           Global
                                                              Income         Government
                                                               Fund          Income Fund

Management Fees1                                                  .50%            0.70%
Other Expenses1                                                   .52%            0.95%
Total Operating Expenses1                                        1.02%            1.65%


1 After any waivers and reimbursements.

EXAMPLES:

You would pay the following expenses on a $1,000 investment in Trust B Shares of the indicated Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period.


                                                        Nations              Nations              Nations              Nations
                                                        Equity            International          Emerging              Pacific
                             Nations Value Fund       Income Fund          Equity Fund         Markets Fund          Growth Fund
1 Year                            $      14            $      15            $      16            $      24            $      22
3 Years                           $      45            $      46            $      50            $      75            $      69

                                   Nations
                                   Capital         Nations Emerging
                                 Growth Fund          Growth Fund
1 Year                            $      14            $      15
3 Years                           $      45            $      46



                                                        Nations                                   Nations        Nations Government
                             Nations Disciplined     Equity Index       Nations Balanced    Short- Intermediate      Securities
                                 Equity Fund             Fund              Assets Fund        Government Fund           Fund

1 Year                            $      15            $       9            $      15            $       9            $      12
3 Years                           $      47            $      29            $      46            $      30            $      37

                                   Nations
                              Short-Term Income   Nations Diversified
                                    Fund              Income Fund
1 Year                            $       9            $      12
3 Years                           $      28            $      37




                              Nations Strategic     Nations Global
                                Fixed Income       Government Income
                                    Fund                 Fund

1 Year                            $      10            $      17
3 Years                           $      32            $      52




The purpose of the foregoing tables is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in Trust B Shares will bear either directly or indirectly. The "Other Expenses" figures in the above tables are based on estimated amounts for each Fund's current fiscal year and reflect anticipated fee waivers and reimbursements. There is no assurance that any fee waivers and reimbursements will continue beyond the current fiscal year. If fee waivers and/or reimbursements are discontinued, the amounts contained in the "Examples" above may increase. Long-term shareholders in the Funds could pay more in sales charges than the economic equivalent of the maximum front-end sales charges applicable to mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD"). For more complete descriptions of the Funds' operating expenses, see "How the Funds are Managed."



Absent fee waivers and reimbursements, "Management Fees," "Other Expenses" and "Total Operating Expenses" for Trust B Shares of the indicated Fund would have been as follows: Nations Value Fund -- .75%, .75% and 1.52%, respectively; Nations Equity Income Fund -- .70%, .85% and 1.55%, respectively; Nations International Equity Fund -- .90%, .80% and 1.70%, respectively; Nations Emerging Markets Fund -- 1.10%, 1.40% and 2.50%, respectively; Nations Pacific Growth Fund -- 0.90%, 1.40% and 2.30%, respectively; Nations Capital Growth Fund -- .75%, .77% and 1.52%, respectively; Nations Emerging Growth
Fund -- .75%, 80% and 1.55%, respectively; Nations Disciplined Equity
Fund -- .75%, .80% and 1.60%, respectively; Nations Equity Index Fund -- .50%,
 .90% and 1.00%, respectively; Nations Balanced Assets Fund -- .75%, .80% and 1.55%, respectively; Nations Short-Intermediate Government Fund -- .60%, .78% and 1.18%, respectively; Nations Government Securities Fund -- .64%, 90% and 1.40%, respectively; Nations Short-Term Income Fund -- .60%, .82% and 1.12%, respectively; Nations Diversified Income Fund -- .60%, .92% and 1.42%, respectively; Nations Strategic Fixed Income Fund -- .60%, .77% and 1.27%, respectively; and Nations Global Government Income Fund -- 0.70%, 1.20% and 1.90%, respectively.


THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

   Objectives



EQUITY FUNDS:


NATIONS VALUE FUND: The Nations Value Fund's investment objective is to seek long-term capital growth with income a secondary consideration. The Fund invests under normal market conditions at least 65% of its total assets in common stocks.


NATIONS EQUITY INCOME FUND: The Nations Equity Income Fund's objective is to seek to provide high current income primarily through investments in equity securities (including convertible securities) having a relatively high current yield. Secondarily, equity securities will be selected which the Adviser believes have favorable prospects for increasing dividend income and/or capital appreciation.


NATIONS INTERNATIONAL EQUITY FUND: The Nations International Equity Fund's investment objective is to seek long-term growth of capital primarily by investing in marketable equity securities of established, non-United States issuers.

NATIONS EMERGING MARKETS FUND: The Nations Emerging Markets Fund's investment objective is to seek long-term capital growth. It seeks to achieve this objective by investing primarily in securities of companies that conduct their principal business activities in emerging markets. The Fund invests primarily in companies located in countries considered to have potential for rapid economic growth and that have a relatively low gross national product per capita compared to the world's major economies.

NATIONS PACIFIC GROWTH FUND: The Nations Pacific Growth Fund's investment objective is to seek long-term capital growth, with income a secondary consideration. It seeks to achieve this objective by investing primarily in securities of issuers that conduct their principal business activities in the Pacific Basin and the Far East (excluding Japan).


NATIONS CAPITAL GROWTH FUND: The Nations Capital Growth Fund's investment objective is to seek long-term capital appreciation by investing primarily in common stocks issued by companies that, in the judgment of the Adviser, have above average potential for capital appreciation. Over time, total return is likely to consist primarily of capital appreciation and secondarily of dividend and interest income.


NATIONS EMERGING GROWTH FUND: The Nations Emerging Growth Fund's investment objective is to seek capital appreciation by investing in equity securities of high quality emerging growth companies that are expected to have earnings growth rates superior to most publicly traded companies.


NATIONS DISCIPLINED EQUITY FUND: The Nations Disciplined Equity Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in the common stocks of companies that are considered by the Adviser to have the potential for significant increases in earnings per share.


NATIONS EQUITY INDEX FUND: The investment objective of the Nations Equity Index Fund is to seek investment results that correspond, before fees and expenses, to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500" or the "Index").1 The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, the Fund, utilizing a "passive" or "indexing" investment approach, attempts to duplicate the performance of the S&P 500.

BALANCED FUND:

NATIONS BALANCED ASSETS FUND: The Nations Balanced Assets Fund's investment objective is total investment return through a combination of growth of capital and current income consistent with the preservation of capital. In seeking its objective, the Fund will use a disciplined approach of allocating assets primarily among three major asset groups: common stocks, fixed income securities, and cash equivalents.

BOND FUNDS:

NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND: The Nations Short-Intermediate Government Fund's investment objective is to seek as high a level of current income as is consistent with prudent investment risk. The Fund invests essentially all of its assets in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in repurchase agreements relating to such obligations. Under normal market conditions, the Fund is expected to have an average dollar weighted maturity between two and seven years.

NATIONS GOVERNMENT SECURITIES FUND: The Nations Government Securities Fund's investment objective is to provide current income and preservation of capital. The Fund seeks to achieve its objective by investing prima-
1 "Standard & Poor's 500" is a registered service mark of Standard & Poor's
  Corporation, which does not sponsor and is in no way affiliated with the Nations Equity Index Fund.

rily in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

NATIONS SHORT-TERM INCOME FUND: The Nations Short-Term Income Fund's investment objective is to seek as high a level of current income as is consistent with prudent investment risk. The Fund invests primarily in investment grade corporate bonds and mortgage-backed bonds. Under normal market conditions, it is expected that the Fund will have an average dollar weighted maturity of three years or less. The Fund's investment program attempts to maintain a higher level of income than normally provided by money market instruments, and more price stability than investments in intermediate and long-term bonds. However, the value of the Fund's portfolio generally will vary inversely with changes in prevailing interest rates.

NATIONS DIVERSIFIED INCOME FUND: The Nations Diversified Income Fund's investment objective is to seek as high a level of current income as is consistent with prudent investment risk. The Fund invests primarily in a diversified portfolio of government and corporate fixed income securities.

NATIONS STRATEGIC FIXED INCOME FUND: The Nations Strategic Fixed Income Fund's investment objective is to maximize total investment return through the active management of fixed income securities. The Fund invests primarily in investment grade fixed income securities. The Fund may under normal market conditions invest in long-term, intermediate-term and short-term securities and has not placed any limitations on the duration of the portfolio.


NATIONS GLOBAL GOVERNMENT INCOME FUND: The Nations Global Government Income Fund's investment objective is to seek current income. Although the Fund emphasizes income when selecting investments, the potential for growth of capital also is considered. It seeks to achieve this objective by investing primarily in debt securities issued by governments, banks and supranational entities located throughout the world.



Although the Adviser will seek to achieve the investment objective of each Fund, there is no assurance that they will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. The net asset value of the shares of the Funds will fluctuate based on market conditions. Therefore, investors should not rely upon the Funds for short-term financial needs, nor are the Funds meant to provide a vehicle for participating in short-term swings in the stock market.


   How Objectives Are Pursued


EQUITY FUNDS:



NATIONS VALUE FUND: The Fund invests in stocks drawn from a universe of approximately 800 stocks monitored by the Adviser, which closely monitors these companies, rating them for quality and projecting their future earnings and dividends as well as other factors. To qualify for purchase, an issuer would normally have a market capitalization of $300 million or more and have average monthly trading volume of at least $10 million. These requirements are generally considered by the Adviser to be adequate to support normal purchase and sale activity without materially affecting prevailing market prices of the issuer's shares. The Adviser also analyzes key financial ratios that measure the growth, profitability, and leverage of such issuers that it believes will help maintain a portfolio of above-average quality.



Stocks are selected from this universe based on the Adviser's judgment of their total return potential. The Adviser buys stocks that it believes are undervalued relative to the overall stock market. The principal factor considered by the Adviser in making these determinations is the ratio of a stock's price-to-earnings relative to corresponding ratios of other stocks in the same industry or economic sector. The Adviser believes that companies with lower price/earnings ratios are more likely to provide better opportunities for capital appreciation. This "value" approach generally produces a dividend yield greater than the market average. The Adviser will attempt to temper risk by broad diversification among economic sectors and industries. Through this strategy, the Fund pursues above-average returns while seeking to avoid above-average risks. No industry will represent 25% or more of the Fund's portfolio at the time of purchase.


In addition to common stocks, the Fund also may invest in preferred stocks, securities convertible into common stock, and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities). Although the Fund invests primarily in publicly-traded common stocks of companies incorporated in the United States, the Fund may invest in securities of foreign issuers. See "Appendix A -- Foreign Securities." The Fund also may hold up to 20% of its total assets in U.S. Government Obligations, and investment grade bonds and other debt securities of domestic companies. Obligations with the lowest investment grade rating (e.g. rated "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's"), have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. Unrated obligations may be acquired by the Fund if they are determined by the Adviser to be of comparable quality at the time of purchase to rated obligations that may be acquired.


The Fund also may invest in various money market instruments. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant. For more information concerning these instruments and the Fund's investment practices, see "Appendix A."


NATIONS EQUITY INCOME FUND: The investment program of the Fund is based on several premises. First, the Adviser believes that, over time, dividend income can account for a significant component of the total return from equity investments. Over time, reinvested dividend income has accounted for approximately one-half of the total return of the Standard & Poor's 500 Stock Index ("S&P 500 Index"), a broad-based and widely used index of common stock prices. Second, dividends are normally a more stable and predictable source of return than capital appreciation. While the price of a company's stock generally increases or decreases in response to short-term earnings and market fluctuations, its dividends are generally less volatile. Finally, the Adviser believes that stocks which distribute a high level of current income tend to have less price volatility than those which pay below average dividends.


The Fund's equity investments will generally be made in companies which share some of the following characteristics:

(Bullet) above-average current dividend yields relative to the S&P 500 Index;

(Bullet) five years of stable or increasing dividends;

(Bullet) established operating histories; and

(Bullet) strong balance sheets and other favorable financial characteristics.


To achieve its objectives, the Fund, under normal circumstances, will invest at least 65% of its assets in income-producing common stocks, including securities convertible into or ultimately exchangeable for common stock (i.e., convertible bonds or convertible preferred stock), whose prospects for dividend growth and capital appreciation are considered favorable by the Adviser. The securities held by the Fund generally will be listed on a national exchange or, if not so listed, will usually have an established over-the-counter market.



In order to further enhance its income, the Fund also may invest its assets in fixed income securities (corporate, government, and municipal bonds of various maturities), preferred stocks and warrants. The Fund may invest in debt securities that are considered investment grade (e.g. securities rated in one of the top four investment categories by S&P or Moody's, or if not rated, are of equivalent investment quality as determined by the Adviser). Obligations rated in the lowest of the top four investment grade rating categories (e.g., rated "BBB" by S&P) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. The Fund also may invest up to 5% of its assets in debt securities that are rated below investment grade (e.g. rated "BB" by S&P), or if not rated, are of equivalent investment quality as determined by the Adviser. Non-investment-grade debt securities are sometimes referred to as "high yield bonds" or "junk bonds," tend to have speculative characteristics, generally involve more risk of principal and income than higher rated securities, and have yields and market values that tend to fluctuate more than higher quality securities. The Fund will invest in such high-yield debt securities only when the Adviser believes that the issue presents minimal credit risk. For a description of corporate debt ratings, see "Appendix B." Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest 10% or more of its total assets in debt obligations of foreign issuers and stocks of foreign corporations. The Fund will treat foreign securities as illiquid unless there is an active and substantial secondary market for such securities.


The Fund may invest in various money market instruments. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant. For additional information concerning these instruments and the Fund's investment practices, see "Appendix A."

NATIONS INTERNATIONAL EQUITY FUND: The Fund intends to diversify investments broadly among countries and normally to invest in securities representing at least three different countries. The Fund may invest in countries located in the Far East and Western Europe as well as Australia, Canada, and other areas (including developing countries). Under unusual circumstances, however, the Fund may invest substantially all of its assets in one or two countries.


In seeking to achieve its objective, the Fund will invest at least 65% of its assets in common stocks of established non-United States companies that the Adviser believes have potential for growth of capital. The Fund also may invest up to 35% of its assets in any other type of security including: convertible securities; preferred stocks;

bonds, notes and other debt securities (including Eurodollar securities); and obligations of domestic or foreign governments and their political subdivisions.

The Fund also may invest in American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), American Depository Shares ("ADSs"), bonds, notes, other debt securities of foreign issuers, securities of foreign investment funds or trusts and real estate investment trust securities. For additional information concerning the Fund's investment practices, see "Appendix A."

NATIONS EMERGING MARKETS FUND: In seeking to achieve its objective, the Fund will invest under normal market conditions at least 65% of its total assets in securities of companies that conduct their principal business activities in emerging markets. A company will be considered to conduct its principal business activities in a country, market or region if it derives a significant portion (at least 50 percent) of its revenues or profits from goods produced or sold, investments made, or services performed in such country, market or region or has at least 50 percent of its assets situated in such country, market or region.

Equity securities of emerging market issuers may include common stocks, preferred stocks (including convertible preferred stocks) and warrants; bonds, notes and debentures convertible into common or preferred stock; equity interests in foreign investment funds or trusts and real estate investment trust securities. The Fund may invest in ADRs, Global Depositary Receipts ("GDRs"), EDRs, and ADSs of such issuers.


The Fund also may invest in other types of instruments, including debt obligations. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by Moody's or S&P or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations with the lowest investment grade rating (e.g., rated "Baa" by Moody's or "BBB" by S&P) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations.



The Fund is a diversified fund that intends, under normal market conditions, to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. If the Fund invests all or a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in the Nations International Equity Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund," below. When allocating investments among individual countries, the Adviser will consider various criteria, such as the relative economic growth potential of the various economies and securities markets, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships.



The Fund considers countries with emerging markets to include the following: (i) countries with an emerging stock market as defined by the International Finance Corporation; (ii) countries with low- to middle-income economies according to the International Bank For Reconstruction and Development (more commonly referred to as the World Bank); and (iii) countries listed in World Bank publications as developing. The Adviser seeks to identify and invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The Adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.


For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments. See "Appendix A" below for additional information concerning the investment practices of the Fund.

NATIONS PACIFIC GROWTH FUND: The Fund seeks to achieve its objective by investing primarily in securities of issuers that conduct their principal business activities in the regions known as the Pacific Basin and the Far East. The Pacific Basin and Far East include Australia, Hong Kong, India, Indonesia, South Korea, Malaysia, New Zealand, Pakistan, the People's Republic of China, the Philippines, Singapore, Sri Lanka, Taiwan and Thailand and may include other markets that develop in the region. The Fund will not invest in securities of issuers that conduct their principal business activities in Japan.


The Fund will focus on equity securities, but may also invest in debt obligations. Such equity securities may include common stocks, preferred stocks (including convertible preferred stocks) and warrants; bonds, notes and debentures convertible into common or preferred stock; equity interests in foreign investment funds or trusts and real estate investment trust securities. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by Moody's or S&P or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations with the lowest investment grade rating (e.g., rated "Baa" by Moody's or "BBB" by S&P) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations.

In seeking to achieve its objective, the Fund will invest under normal market conditions at least 65% of its total assets in securities of issuers that conduct their principal business activities in countries of the Pacific Basin and Far East, except for Japan. Although the Fund may not invest in securities issued by companies that conduct their principal business activities in Japan, the Fund may invest in securities that are listed on a Japanese exchange.


The Fund is a diversified fund that intends, under normal market conditions, to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. If the Fund invests all or a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in the Nations International Equity Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund," below. When allocating investments among individual countries, the Adviser will consider various criteria, such as the relative economic growth potential of the various economies and securities markets, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships. The Fund may invest in ADRs, GDRs, EDRs, and ADSs.


For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments. See "Appendix A" below for additional information concerning the investment practices of the Fund.

NATIONS CAPITAL GROWTH FUND: The investment philosophy of the Fund is based on the belief that companies with superior growth characteristics selling at reasonable prices will, over time, outperform the market. Therefore, the Fund will generally seek to invest in larger capitalization, high-quality companies which possess above average earnings growth potential.

The Fund's equity investments will generally be made in companies which share some of the following characteristics:

(Bullet) above average earnings growth relative to the S&P 500 Index;

(Bullet) established operating histories, strong balance sheets and favorable financial characteristics; and

(Bullet) above average return on equity relative to the S&P 500 Index.

In addition, the Fund's investment program enables it to invest in the following companies that comprise the equity markets:

(Bullet) companies that generate or apply new technologies, new and improved distribution techniques, or new services, such as those in the business equipment, electronics, specialty merchandising and health service industries;
(Bullet) companies that own or develop natural resources, such as energy exploration companies;
(Bullet) companies that may benefit from changing consumer demands and lifestyles, such as financial service organizations and telecommunication companies;
(Bullet) foreign companies, including those in countries with more rapid economic growth than the U.S.;
(Bullet) companies whose earnings growth is projected at a pace in excess of the average company (I.E., growth companies); and (Bullet) companies whose earnings are temporarily depressed and are currently out of favor with most investors.


In seeking capital growth, the Fund looks for companies whose securities appear to present a favorable relationship between market price and opportunity. These may include securities of companies whose fundamentals or products may be of only average promise. Market misconceptions, temporary bad news and other factors may cause a security to be out of favor in the stock market and to trade at a price below its potential value. These undervalued securities can provide the opportunity for above average market performance. Through intensive research, visits to many companies each year, and efficient response to changing market conditions, the Adviser seeks to make the most of the Fund's flexible charter.


Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. In addition to common stocks, the Fund also may invest in preferred stocks, securities convertible into common stocks and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities). Although the Fund invests primarily in publicly traded common stocks of companies incorporated in the United States, the Fund may invest 10% or more of its total assets in securities of foreign issuers. See "Appendix A -- Foreign Securities."

The Fund also may invest in various money market instruments. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant. For additional information concerning these instruments and the Fund's investment practices, see "Appendix A."


NATIONS EMERGING GROWTH FUND: The Fund will invest in common stocks and securities convertible into common stocks selected from a universe of emerging growth companies monitored by the Adviser. Most of the companies will have revenues between $50 million and $1.5 billion and a debt ratio of less than 50% of capitalization. The universe focuses on companies with above average earnings growth rates and profit margins, yet the portfolio may include positions of special situation companies whose growth is expected to accelerate. These companies are believed to offer significant opportunities for capital appreciation and the Adviser will attempt to identify these opportunities before their potential is recognized by investors in general.



In selecting industries and companies for investment, the Adviser will consider overall growth prospects, financial condition, competitive position, technology, research and development, innovative products, marketing expertise, productivity, labor costs, raw material costs and sources, profit margins, return on investment, structural changes in local economies, capital resources, the degree of governmental regulation or deregulation, management and other factors.


Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. The Fund also may invest in various money market instruments. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant. For additional information concerning these instruments and the Fund's investment practices, see "Appendix A."

The volatility of emerging growth stocks is higher than that of larger companies. Many of these stocks trade over the counter and may not have widespread interest among institutional investors. These securities may have larger potential for gains but also carry more risk if unexpected company developments adversely affect the stock prices. To help reduce risk, the Fund is diversified and typically invests in 75 to 100 companies which represent a broad range of industries and sectors, both in the United States and abroad.


NATIONS DISCIPLINED EQUITY FUND: The investment philosophy of the Fund is based on the premise that companies with positive earnings trends also should experience positive trends in their share price. Based on this philosophy, the Fund invests primarily in the common stocks of companies that the Adviser believes are likely to experience significant increases in earnings. By pursuing this investment philosophy, the Fund seeks to provide investors with long-term capital appreciation which exceeds that of the S&P 500 Index.



In selecting stocks for purchase by the Fund, the Adviser utilizes quantitative analysis supported by fundamental research. This approach seeks to identify companies that have experienced positive historical earnings trends, as evidenced by earnings forecasts issued by investment banks, broker/dealers and other investment professionals. The Adviser believes that companies experiencing such earnings trends have the potential to generate significant increases in per share earnings. The Adviser also believes that companies with increasing earnings should experience positive trends in their stock price. Although the Fund seeks to invest in companies with increasing earnings, the Fund's investment objective focuses on long-term capital appreciation; income is not an objective of the Fund.


Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of domestic issuers. With respect to the remainder of the Fund's assets, the Fund may invest in a broad range of equity and debt instruments, including preferred stocks, securities (debt and preferred stock) convertible into common stock, warrants and rights to purchase common stocks, options, U.S. government and corporate debt securities and various money market instruments. The Fund will invest primarily in medium- and large-sized companies (I.E. companies with market capitalizations of $500 million or greater) that are determined to have favorable price/earnings ratios. The Fund also may invest in securities issued by companies with market capitalizations of less than $500 million. The volatility of small-capitalization stocks is typically greater than that of larger companies. To help reduce risk, the Fund will invest in the securities of companies representing a broad range of industries and economic sectors.


The Fund's investments in debt securities, including convertible securities, will be limited to securities rated investment grade (E.G. securities rated in one of the top four investment categories by a nationally recognized statistical rating organization or, if not rated, are of equivalent quality as determined by the Adviser). Obligations rated in the lowest of the top four investment grade rating categories have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations.


The Fund may invest in foreign securities. Investments in foreign securities involve risks that are different in some respects from investments in securities of U.S. issuers, such as the risk of fluctuations in the value of the currencies in which they are denominated. See "Appendix A -- Foreign Securities." For temporary defensive purposes if market conditions warrant, the Fund may invest without limitation in preferred stocks, investment grade debt instruments and money market instruments.


NATIONS EQUITY INDEX FUND: Under normal conditions, the Fund will invest at least 80% of its assets in equity securities of companies which compose the S&P 500 Index. The S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Different stocks have different weightings in the Index, depending on the amount of stock outstanding and its current price. In seeking to duplicate the performance of the S&P 500 Index, the Adviser will attempt to allocate the Fund's portfolio among common stock in approximately the same weightings as the S&P 500 Index, beginning with the heaviest weighted stocks that make up a larger portion of the Index's value.


The Adviser generally will seek to match the composition of the S&P 500 Index as much as possible, but may not always invest the Fund's portfolio to mirror the Index exactly. Because of the difficulty and expense of executing relatively small stock transactions, the Fund may not always be invested in the less heavily weighted S&P 500 Index stocks and may at times have its portfolio weighted differently from the S&P 500 Index. The Fund may omit or remove an S&P 500 Index stock from its portfolio if, following objective criteria, the Adviser judges the stock to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions. The Adviser may purchase stocks that are not included in the S&P 500 Index to compensate for these differences if it believes that their prices will move together with the prices of S&P 500 Index stocks omitted from the portfolio.



Under normal conditions, the Adviser will attempt to invest as much of the Fund's assets as is practical in common stocks. However, the Fund will maintain a reasonable position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. government securities and repurchase agreements.


The Fund may also invest a portion of its portfolio in instruments whose return depends on stock market prices. These may include debt securities whose prices or interest rates are indexed to the return of the S&P 500 Index, or swap agreements linked to the S&P 500 Index, and options and futures contracts. The Fund would invest in these types of instruments in order to seek to match the total return of the Index in accordance with its investment objective. However, instruments linked to stock market returns may not track the return of the Index in all cases, and may involve additional credit risks. For additional information concerning the Fund's investment practices, see "Appendix A."

ABOUT THE INDEX: The S&P 500 Index is composed of 500 common stocks, which are chosen by S&P on a statistical basis to be included in the Index. The inclusion of a stock in the S&P 500 Index in no way implies that S&P believes the stock to be an attractive investment. The Index is determined, composed and calculated by S&P without regard to the Fund. S&P is neither a sponsor of, nor in any way affiliated with the Fund, and S&P makes no representation or warranty, expressed or implied on the advisability of investing in the Fund or as to the ability of the Index to track general stock market performance, and S&P disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. "Standard and Poor's 500" is a service mark of S&P.

The 500 securities, most of which trade on the New York Stock Exchange, represented, as of February 28, 1995, approximately 70% of the market value of all U.S. common stocks. Each stock in the S&P 500 Index is weighted by its market value. Because of the market-value weighting, the 50 largest companies in the S&P 500 Index currently account for approximately 47% of the Index. Typically, companies included in the S&P 500 Index are the largest and most dominant firms in their respective industries. As of February 28, 1995, the five largest companies in the Index were: General Electric (2.6%), Exxon Corporation (2.2%), American Telephone & Telegraph (2.2%), Coca-Cola (2.0%) and Royal Dutch/Shell (1.7%). The largest industry categories were telephone companies (8.2%), pharmaceuticals (5.8%), financial institutions (5.4%), retail (5.1%) and producer goods (5.0%).

GENERAL: Each Equity Fund may invest in certain specified derivative securities, including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. and foreign exchange-traded financial futures approved by the Commodity Futures Trading Commission ("CFTC") and options thereon for market exposure risk management. Each Equity Fund may lend its portfolio securities to qualified institutional investors. Each Equity Fund (except the Nations Equity Index Fund) also may invest in restricted, private placement and other illiquid securities, real estate investment trust securities and securities issued by other investment companies, consistent with the Fund's investment objective and policies.

BALANCED FUND:


NATIONS BALANCED ASSETS FUND: In pursuing the Fund's objective, the Adviser will allocate the Fund's assets based upon its judgment of the relative valuation and the expected returns of the three major asset groups in which the Fund principally invests: common stocks, fixed income securities and cash equivalents. In assessing relative value and expected returns, the Adviser will evaluate current economic and financial market conditions (both domestically and internationally), current interest rate trends, earnings and dividend prospects for common stocks, and overall financial market stability. In general, the Adviser believes that common stocks typically offer the best opportunity for long-term capital appreciation, and that high quality companies with above average earnings growth and return on equity offer the best growth prospects among common stocks.


The Fund invests in common and preferred stocks of U.S. corporations and of foreign issuers, as well as securities convertible into common stocks, and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities) that meet the Adviser's stringent criteria. The stocks are primarily those of seasoned, financially strong U.S. companies with records of above-average earnings growth and above-average capital growth potential. No industry will represent 25% or more of the Fund's portfolio at the time of purchase.



The Fund also will invest in government, corporate and mortgage-backed securities (see "Appendix A -- Asset-Backed Securities"). Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by S&P, Moody's, Duff & Phelps Credit Rating Co. ("D&P"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited or its affiliate IBCA Inc. (collectively "IBCA") or Thomson BankWatch, Inc. ("BankWatch"), or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. S&P, Moody's, D&P, Fitch, IBCA and BankWatch are the six Nationally Recognized Statistical Rating Organizations (collectively, "NRSROs"). Obligations with the lowest investment grade rating (e.g. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. Unrated obligations may be acquired by the Fund if they are determined by the Adviser to be of comparable quality at the time of purchase to rated obligations that may be acquired. Under normal circumstances, at least 25% of the total value of the Fund's assets will be invested in fixed income securities.


Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest 10% or more of its total assets in debt obligations of foreign issuers and stocks of foreign corporations. See "Appendix A -- Foreign Securities."

The Fund also may invest in various money market instruments. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant. For more information concerning these instruments, see "Appendix A."

The Fund also may invest in certain specified derivative securities, including: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and CFTC-approved U.S. and foreign exchange-traded financial futures and options thereon for market exposure risk management. The Fund may lend its portfolio securities to qualified institutional investors and engage in dollar roll transactions. The Fund also may invest in restricted, private placement and other illiquid securities, and may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies. See "Appendix A" below for additional information concerning the investment practices of this Fund.

BOND FUNDS:

NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND: The Nations Short-Intermediate Government Fund invests substantially all of its assets in U.S. Government Obligations and repurchase agreements relating to such obligations. U.S. Government Obligations have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The value of the Fund's portfolio generally will vary inversely with changes in prevailing interest rates.

Certain government securities that have variable or floating interest rates or demand or put features may be deemed to have remaining maturities shorter than their nominal maturities for purposes of determining the average weighted maturity of the Fund. See "Investment Objectives and Policies" in the Fund's SAI. See "Appendix A" below for additional information concerning the investment practices of this Fund.

NATIONS GOVERNMENT SECURITIES FUND: Under normal circumstances, substantially all, and in any event, at least 65% of the Fund's assets, will be invested in U.S. Government Obligations. U.S. Government Obligations include Treasury Obligations, which differ only in their interest rates, maturities and times of issuance. U.S. Government Obligations also include obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association ("GNMA"); some of which are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks; and some of which are backed only by the credit of the issuer itself, such as obligations of the Fed-eral National Mortgage Association ("FNMA"). For a more detailed description of the investment practices of this Fund, see "Appendix A -- U.S. Government Obligations" and "Asset Backed Securities."

Although changes in the value of securities subsequent to their acquisition are reflected in the net asset value of the Fund's shares, such changes will not affect the income received by the Fund from such securities. However, since available yields vary over time, no specific level of income can ever be assured. The dividends paid by the Fund will increase or decrease in relation to the income received by the Fund from its investments, which will in any case be reduced by the Fund's expenses before being distributed to the Fund's shareholders. The value of the Fund's portfolio generally will vary inversely with changes in prevailing interest rates.


The Fund also may hold or invest in short-term U.S. Government obligations, "high quality" money market instruments (I.E., those within the two highest rating categories or unrated instruments deemed by the Adviser to be of comparable quality), repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportion as, in the Adviser's opinion, existing circumstances warrant.



NATIONS SHORT-TERM INCOME FUND: In pursuing its investment objective, the Nations Short-Term Income Fund may invest in a broad range of debt obligations such as U.S. Government Obligations; corporate debt obligations, including bonds, notes and debentures rated investment grade by one of the six NRSROs, or, if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments (see "Appendix
A -- Foreign Securities"); and mortgage-related securities of governmental issuers, including GNMA, FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), or of private issuers, including mortgage pass-through certificates, collateralized mortgage obligations or "CMOs", real estate investment trust securities or mortgage-backed bonds; other Asset-Backed Securities rated by one of the six NRSROs, or, if not so rated, determined by the Adviser to be of comparable quality to instruments so rated. (For more information concerning Asset Backed Securities, including Mortgage-Backed Securities, see "Appendix
A -- Asset Backed Securities.")



The Fund will invest, under normal market conditions, at least 65% of the total value of its assets in investment grade corporate bonds and mortgage-backed bonds. Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. Debt obligations acquired by the Fund generally will be rated investment grade at the time of purchase by D&P, Fitch, S&P, Moody's, IBCA or BankWatch, or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations rated in the lowest of the top four investment grade rating categories (e.g. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See "Appendix B" below for a description of these rating designations.



The Fund also may hold or invest in short-term U.S. Government obligations, "high quality" money market instruments (I.E., those within the two highest rating categories or unrated instruments determined by the Adviser to be of comparable quality), repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Adviser's opinion, prevailing market or economic conditions warrant.


Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest 10% or more of its assets in securities of foreign issuers. See "Appendix A" below for additional information concerning the investment practices of this Fund.


NATIONS DIVERSIFIED INCOME FUND: In pursuing its investment objective, the Nations Diversified Income Fund may invest in a broad range of corporate convertible and non-convertible debt obligations such as fixed and variable rate bonds; obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; dollar-denominated and non-dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments (see "Appendix A -- Foreign Securities"); mortgage-backed securities of governmental issuers, including GNMA, FNMA and FHLMC, or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed securities rated by one of the six NRSRO's, or if not so rated, determined by the Adviser to be of comparable quality. (For more information concerning Asset Backed Securities, including Mortgage-Backed Securities, see "Appendix A -- Asset Backed Securities.") In pursuing its investment objective, the Fund also may invest in dividend-paying convertible and non-convertible preferred and common stocks.


Under normal market conditions, the Fund will invest at least 65% of the total value of its assets in fixed income securities, such as government, government agency and corporate bonds. Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. Not less than 65% of the debt obligations acquired by the Fund will be rated investment grade at the time of purchase by D&P, Fitch, S&P, Moody's, IBCA or BankWatch, or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations rated in the lowest of the top four investment grade rating categories (e.g. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations.



Up to 35% of the total value of the Fund's assets may be invested in lower-quality fixed income securities rated "B" or better by Moody's or S&P, or if not so rated, determined by the Adviser to be of comparable quality. Securities which are rated "B" generally lack characteristics of the desirable investment, and assurance of interest and principal payment over any long period of time may be limited. Non-investment-grade debt securities are sometimes referred to as "high yield bonds" or "junk bonds," tend to have speculative characteristics, generally involve more risk of principal and income than higher rated securities, and have yields and market values that tend to fluctuate more than higher quality securities. See "Appendix A -- Lower-Rated Debt Securities."



Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See "Appendix B" below for a description of these rating designations.



The Fund may hold or invest in short-term U.S. Government obligations, "high quality" money market instruments (i.e., those within the two highest rating categories or unrated instruments deemed by the Adviser to be of comparable quality), repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Adviser's opinion, existing circumstances warrant.


Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest 10% or more of its total assets in securities of foreign issuers. The value of the Fund's portfolio generally will vary inversely with changes in prevailing interest rates. See "Appendix A" below for additional information concerning the investment practices of this Fund.


NATIONS STRATEGIC FIXED INCOME FUND: In pursuing its investment objective, the Nations Strategic Fixed Income Fund may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade at the time of purchase by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; U.S. Government Obligations; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments (see "Appendix A -- Foreign Securities"); mortgage-backed securities of governmental issuers, including GNMA, FNMA and FHLMC, or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed securities rated by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality. (For more information concerning Asset Backed Securities, including Mortgage-Backed Securities, see "Appendix A -- Asset Backed Securities.") Pursuant to its investment objective, the Fund also may invest in dividend paying preferred and common stock.



Under normal market conditions, the Fund will invest at least 65% of the total value of its assets in government, corporate and mortgage-backed securities. Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by D&P, Fitch, S&P, Moody's, IBCA or BankWatch, or, if unrated, determined by the Adviser to be comparable in quality. Obligations rated in the lowest of the top four investment grade rating categories (e.g. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See "Appendix B" below for a description of these rating designations.



The Fund also may hold or invest in short-term U.S. Government obligations, "high quality" money market instruments (i.e., those within the two highest rating categories or unrated instruments determined by the Adviser to be of comparable quality), repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Adviser's opinion, existing circumstances warrant.


Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest 10% or more of its total assets in securities of foreign issuers. See "Appendix A -- Foreign Securities." See "Appendix A" below for additional information concerning the investment practices of this Fund.


NATIONS GLOBAL GOVERNMENT INCOME FUND: In seeking to achieve its investment objective, the Fund will invest under normal market conditions at least 65% of its total assets in debt securities issued or guaranteed by U.S. or foreign governments (including states, provinces and municipalities) or their agencies, instrumentalities or subdivisions ("Government Securities"). Except for temporary defensive purposes, the Fund will concentrate its investments in foreign Government Securities. Concentration in this context means the investment of more than 25% of the Fund's total assets in such securities. The Fund may invest in the debt securities of any type of issuer, including corporations, banks and supranational entities.


The Fund, under normal market conditions, will invest in at least three different countries. These countries may include the U.S., the countries of Western Europe, Japan, Australia, New Zealand and Canada. If the Fund invests a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in the Nations International Equity Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund," below. Because the Fund intends to invest a large portion of its assets in foreign Government Securities, the Fund is a "non-diversified" investment company for purposes of the Investment Company Act of 1940 (the "1940 Act"). The Fund may invest in securities of issuers located in any region or country and that are denominated in any currency.


The Fund is managed in accordance with an overall global investment strategy which means that Fund investments are allocated among securities denominated in U.S. dollars and the currencies of a number of foreign countries. The Fund's exposure to various count-ries and currencies will vary in accordance with the Adviser's assessment of the relative yield and appreciation of such securities. Fundamental economic strength, credit quality and interest rate trends are the principal factors considered by the Adviser in determining whether to increase or decrease the emphasis placed upon a particular country or particular type of security within the Fund's investment portfolio.



Under normal market conditions, the Fund intends to invest primarily in securities rated A or better at the time of purchase by Moody's or S&P and unrated securities that, at the time of purchase will be determined to be of comparable quality by the Adviser. The Fund also may invest in securities rated "Baa" by Moody's or "BBB" by S & P, but does not, as a general matter, intend to invest more than 10% of its total assets in such securities. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such event in determining whether the Fund should continue to hold the obligation. In no event will the Fund hold more than 5% of its total net assets in securities rated below investment grade. See "Appendix B" below for a description of these rating designations. The Adviser expects that the Fund's dollar-weighted average maturity will not be greater than fifteen years under normal market conditions.


Supranational entities are international organizations jointly operated by multiple sovereign governments including, for example, the World Bank, the European Coal and Steel Community, the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank. Supranational entities generally have no taxing authority and are dependent upon their members for the funds necessary to pay principal and interest on their debt obligations.

For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments. See "Appendix A" below for additional information concerning the investment practices of the Fund.


GENERAL: The Nations Short-Intermediate Government Fund, Nations Government Securities Fund, Nations Short-Term Income Fund, Nations Diversified Income Fund and Nations Strategic Fixed Income Fund may invest in certain specified derivative securities, including: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and CFTC-approved U.S. and foreign exchange-traded financial futures and options thereon for market exposure risk-management. Each of those Funds also may lend its portfolio securities to qualified institutional investors and may invest in restricted, private placement and other illiquid securities. Each of those Funds may engage in reverse repurchase agreements and dollar roll transactions. The Nations Global Government Income Fund may invest in money market instruments, forward foreign currency exchange contracts, futures and options and other instruments. Additionally, each Bond Fund may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies.


SPECIAL RISK CONSIDERATIONS RELEVANT TO AN INVESTMENT IN THE NATIONS INTERNATIONAL EQUITY FUND, NATIONS EMERGING MARKETS FUND, NATIONS PACIFIC GROWTH FUND AND NATIONS GLOBAL GOVERNMENT INCOME FUND: Investors should understand and consider carefully the special risks involved in foreign investing. In addition, each of these Funds presents unique risks that investors should be aware of.

Investors in The Nations International Equity Fund should be aware that the Fund may, from time to time, invest up to 5% of it's total assets in securities of companies located in Eastern Europe. Economic and political reforms in this region are still in their infancy. As a result, investment in such countries would be highly speculative and could result in losses to the Fund and, thus, to its shareholders.

Investors in the Nations Pacific Growth Fund should understand and consider carefully the special risks involved in investing in the Pacific Basin and Far East. Countries in the Pacific Basin and Far East are in various stages of economic development, ranging from emerging markets to mature economies, but each has unique risks. Most countries in this region are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries that have experienced rapid growth may still have obsolete financial systems, economic problems or archaic legal systems. In addition, many of these nations are experiencing political and social uncertainties. For example, the return of Hong Kong to Chinese dominion may have a profound effect on both Hong Kong and China, and could affect the entire Pacific Basin and Far East.

The same is true, but even more so, for the emerging market countries in which the Nations Emerging Markets Fund will invest. Although the Fund believes that its investments present the possibility for significant growth over the long term, they also entail significant risks. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid.

The Nations Global Government Income Fund's yield and share price will change based on changes in domestic or foreign interest rates and in an issuer's creditworthiness. In general, bond prices rise when interest rates fall, and vice versa.

Moreover, for each of the Funds, investing in securities denominated in foreign currencies and utilization of forward foreign currency exchange contracts and other currency hedging techniques involve certain considerations comprising both opportunities and risks not typically associated with investing in U.S. dollar-denominated securities. Additionally, changes in the value of foreign currencies can significantly affect a Fund's share price. General economic and political factors in the various world markets also can impact a Fund's share price.

The expenses to individual investors of investing directly in foreign securities are very high relative to similar costs for investing in U.S. securities. While the Funds offer a more efficient way for individual investors to participate in foreign markets, their expenses, including custodial fees, are also higher than the typical domestic equity mutual fund.

Risks unique to international investing include: (1) restrictions on foreign investment and repatriation of capital; (2) fluctuations in currency exchange rates; (3) costs of converting foreign currency into U.S. dollars and U.S. dollars into foreign currencies; (4) greater price volatility and less liquidity; (5) settlement practices, including delays, which may differ from those customary in United States markets; (6) exposure to political and economic risks, including the risk of nationalization, expropriation of assets and war;
(7) possible imposition of foreign taxes and exchange control and currency restrictions; (8) lack of uniform accounting, auditing and financial reporting standards; (9) less governmental supervision of securities markets, brokers and issuers of securities; (10) less financial information available to investors; and (11) difficulty in enforcing legal rights outside the United States. These risks often are heightened for investments in emerging or developing countries. See "Appendix A" for an additional discussion of the risks associated with an investment in the Nations International Equity Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund.


PORTFOLIO TURNOVER: Generally, the Equity Funds, the Balanced Fund and the Bond Funds will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. While it is not possible to predict exactly annual portfolio turnover rates, it is expected that under normal market conditions, annual portfolio turnover rates will not exceed 75% for Nations Emerging Markets Fund and Nations Pacific Growth Fund and 175% for Nations Global Government Income Fund. The portfolio turnover rates of the indicated Funds for the fiscal years ended November 30, 1994 and 1993 were as follows: Nations Value Fund -- 75% and 64%, respectively; Nations Capital Growth Fund -- 56% and 81%, respectively; Nations Balanced Assets -- 156% and 50%, respectively; Nations Short-Intermediate Government Fund -- 133% and 92%, respectively; Nations Short-Term Income Fund -- 293% and 121%, respectively; Nations Diversified Income Fund -- 144% and 86%, respectively; and Nations Strategic Fixed Income Fund -- 307% and 161%, respectively. The portfolio turnover rates for the Nations Disciplined Equity Fund for the periods ended November 30, 1995 and April 30, 1994 were 177% and 475%, respectively. The portfolio turnover rates of the Nations Emerging Growth Fund for the fiscal year ended November 30, 1994 and the period from commencement of operations to November 30, 1993 were 129% and 159%, respectively. The portfolio turnover rate of the Nations Equity Index Fund for the period from commencement of operations to November 30, 1994 was 14%. The portfolio turnover rates for the indicated Fund for the fiscal years ended May 31, 1995 and 1994 were as follows: Nations Equity Income Fund -- 158% and 116%, respectively; Nations International Equity
Fund -- 92% and 39%, respectively; and Nations Government Securities Fund -- 413% and 56%, respectively. If a Fund's portfolio turnover exceeds 100%, it may result in higher brokerage costs and possible tax consequences for the Fund and its shareholders.



RISK CONSIDERATIONS: Although the Adviser of the Nations International Equity Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund will seek to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. Investments in a Fund are not insured against loss of principal.



Investments by a Fund in common stocks and other equity securities are subject to stock market risks. The value of the stocks that the Fund holds, like the broader stock market, may decline over short or even extended periods. The value of a Fund's investments in debt securities will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities that are not backed by the United States Government are subject to credit risk, i.e., that the issuer may not be able to pay principal and/or interest when due.



Certain of the Funds' investments constitute derivative securities, which are securities whose value is derived, at least in part, from an underlying index or reference rate. There are certain types of derivative securities that can, under certain circumstances, significantly increase a purchaser's exposure to market or other risks. The Adviser, however, only purchases derivative securities in circumstances where it believes such purchases are consistent with the Fund's investment objective and do not unduly increase the Fund's exposure to market or other risks. For additional risk information regarding the Funds' investments in particular instruments, see "Appendix A -- Portfolio Securities."


INVESTMENT LIMITATIONS: Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the SAIs.

Each Fund may not:

1. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry, provided that this limitation does not apply (a) with respect to the Nations Global Government Income Fund, to investments in foreign Government Securities; and (b) to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. In addition, this limitation does not apply to investments by "money market funds" as that term is used under the Investment Company Act of 1940, as amended (the "1940 Act") in obligations of domestic banks.)

2. Make loans, except that a Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately placed), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment policies.

3. Each Fund (other than the Nations Global Government Income Fund) may not:

Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and with respect to 75% of such Fund's assets, such Fund will not hold more than 10% of the voting securities of any issuer.

The Nations Global Government Income Fund may not:

Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 25% of the value of such Fund's total assets would be invested in the securities of one issuer, and with respect to 50% of such Fund's total assets, more than 5% of its assets would be invested in the securities of one issuer.

The investment objective and policies of each Fund, unless otherwise specified, may be changed without a vote of the Fund's shareholders. If the investment objective or policies of a Fund change, shareholders should consider whether the Fund remains an appropriate investment in light of their then current position and needs.

In order to register a Fund's shares for sale in certain states, a Fund may make commitments more restrictive than the investment policies and limitations described in this Prospectus and the SAIs. Should a Fund determine that any such commitment is no longer in the best interests of the Fund, it may consider terminating sales of its shares in the states involved.


   How Performance Is Shown



From time to time the Funds may advertise the total return and yield on a class of shares. TOTAL RETURN AND YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" of a class of shares of a Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return over one-, five-, and ten-year periods or the life of the Fund (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gains distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period again assuming the reinvestment of all dividends and capital gains distributions. Total return may also be presented for other periods.


"Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period of a class of shares of a Fund by the maximum public offering price per share on the last day of that period.

Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and such Fund's operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time.

In addition to Trust B Shares, the Money Market Funds offer Trust A, Investor A, Investor B, Investor C and Investor D Shares. In addition to Trust B Shares, the Non-Money Market Funds offer Trust A, Investor A, Investor C and Investor N Shares. Each class of shares may bear different sales charges, shareholder servicing fees, loads and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of a Fund's shares. Any fees charged by an institution and/or servicing agent directly to its customers' accounts in connection with investments in the Funds will not be included in calculations of total return or yield. Each Fund's annual report contains additional performance information and is available upon request without charge from the Funds' distributor or your Institution, as defined below.

   How The Funds Are Managed

The business and affairs of Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios are managed under the direction of its Board of Trustees and Board of Directors, respectively. Nations Fund Trust's SAI contains the names of and general background information concerning each Trustee of Nations Fund Trust. Nations Fund, Inc. and Nations Portfolio's SAIs contain the names of and general background information concerning each Director of Nations Fund, Inc. and Nations Portfolios, respectively.


Nations Fund and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.



INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as investment adviser to the Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NationsBank has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.



TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as sub-investment adviser to all of the Funds except for those Funds listed below, for which Nations Gartmore serves as sub-investment adviser.

TradeStreet is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation.



TradeStreet provides trust and banking services to individuals, corporations, and institutions, both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency, and personal and corporate banking. Although Nations Portfolios, as a new registrant, does not have an operating history, NationsBank has significant experience managing mutual funds.



Nations Gartmore with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as sub-investment adviser to Nations International Equity Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund pursuant to a sub-advisory agreement. Nations Gartmore is a joint venture structured as a general partnership between NB Partner Corp., a wholly owned subsidiary of NationsBank, and Gartmore U.S. Limited, a wholly owned subsidiary of Gartmore plc, a UK company listed on the London Stock Exchange, which is the holding company for a leading UK-based international fund management group of companies (the "Gartmore Group"). Seventy-five percent of the equity of Gartmore plc is owned by Banque Indosuez S.A., a leading French bank. The initial asset management company in the Gartmore Group was founded in 1969 and the Gartmore Group currently provides investment management and advisory services to pension funds, unit trusts, offshore funds and investment funds. As of December 31, 1994 the Gartmore Group had over $30 billion in assets under management. Although Nations Gartmore is newly formed with no experience managing mutual funds, many of its professionals have, in their capacity as employees of the Gartmore Group, managed mutual funds.



Subject to the general supervision of Nations Fund Trust's Board of Trustees and Nations Fund, Inc. and Nations Portfolios' Boards of Directors, and in accordance with each Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. With respect to the Non-Money Market Funds, the Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with the Adviser or which have sold shares in such Funds, if the Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which NationsBank or Banque Indosuez S.A. has a lending relationship. For the services provided and expenses assumed pursuant to various Advisory Agreements, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at the annual rates of: 0.50% of the average daily net assets of Nations Equity Index Fund; 0.60% of the average daily net assets of each of the Nations Short-Intermediate Government Fund, Nations Short-Term Income Fund, Nations Diversified Income Fund and Nations Strategic Fixed Income Fund; 0.75% of the average daily net assets of each of Nations Value Fund, Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Disciplined Equity Fund and Nations Balanced Assets Fund; 0.65% of the first $100 million of the Nations Government Securities Fund's average daily net assets, plus 0.55% of the Fund's average daily net assets in excess of $100 million and up to $250 million, plus 0.50% of the Fund's average daily net assets in excess of $250 million; 0.75% of the first $100 million of the Nations Equity Income Fund's average daily net assets, plus 0.70% of the Fund's average daily net assets in excess of $100 million and up to $250 million, plus 0.60% of the Fund's average daily net assets in excess of $250 million; 0.90% of the average daily net assets of Nations International Equity Fund; 1.10% of the average daily net assets of Nations Emerging Markets Fund; 0.90% of the average daily net assets of Nations Pacific Growth Fund; and 0.70% of the average daily net assets of Nations Global Government Income Fund.



For the services provided and the expenses assumed pursuant to sub-advisory agreements, NBAI will pay to TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rates of: 0.15% of the average daily net assets of each of Nations Short-Intermediate Government Fund, Nations Government Securities Fund, Nations Short-Term Income Fund, Nations Diversified Income Fund and Nations Strategic Fixed Income Fund; 0.20% of the average daily net assets of each of Nations Equity Income Fund and Nations Equity Index Fund; 0.25% of the average daily net assets of each of Nations Value Fund, Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Disciplined Equity Fund and Nations Balanced Assets Fund.



For services provided and expenses assumed pursuant to sub-advisory agreements, NBAI will pay Nations Gartmore sub-advisory fees, computed daily and paid monthly, at the annual rates of: 0.70% of Nations International Equity Fund's daily net assets; 0.85% of Nations Emerging Markets Fund's daily net assets; 0.70% of Pacific Growth Fund's daily net assets; and 0.54% of Nations Global Government Income Fund's daily net assets. For the fiscal year ended May 31, 1994, Nations International Equity Fund paid its prior sub-adviser fees at the rate of 0.41% of the Fund's average daily net assets. Although the advisory fees for the Nations Value Fund, Nations Equity Income Fund, Nations International Equity Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund, Nations Global Government Income Fund, Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Disciplined Equity Fund and Nations Balanced Assets Fund are higher than the advisory fees paid by most other mutual funds, Nations Fund believes that the fees are comparable to the advisory fees paid by many other funds with similar investment objectives and policies.


From time to time, NBAI, TradeStreet and/or Nations Gartmore may waive (either voluntarily or pursuant to applicable state limitations) advisory or sub-advisory fees payable by a Fund. For the fiscal year ended November 30, 1994, after waivers, Nations Fund Trust paid NationsBank, under a prior Advisory Agreement advisory fees at the indicated rate of the following Funds' average daily net assets: Nations Value Fund -- 0.74%; Nations Capital Growth
Fund -- 0.75%; Nations Emerging Growth Fund -- 0.75%; Nations Disciplined Equity Fund -- 0.05%; Nations Equity Index Fund -- 0.10%; Nations Balanced Assets
Fund -- 0.75%; Nations Short-Intermediate Government Fund -- 0.40%; Nations Short-Term Income Fund -- 0.29%; Nations Diversified Income Fund -- 0.40%; and Nations Strategic Fixed Income Fund -- 0.52%. For the fiscal year ended November 30, 1994, after waivers, Nations Disciplined Equity Fund paid its prior sub-adviser fees at the rate of 0.21% of the Fund's average daily net assets.



For the fiscal year ended May 31, 1995, after waivers, Nations Fund, Inc. paid NationsBank, under a prior Advisory Agreement fees at the indicated rate of the following Funds' average daily net assets: Nations Government Securities
Fund -- 0.46%; Nations Equity Income Fund -- 0.68%; and Nations International Equity Fund -- 0.40%. For the fiscal year ended May 31, 1995, after waivers, Nations International Equity Fund paid its prior sub-adviser fees at the rate of 0.38% of the Fund's average daily net assets.


Sharon M. Herrmann has been the principal portfolio manager for Nations Value Fund since its inception in 1989. Ms. Herrmann is a Senior Vice President and Director of the Value Equity Style Group and personally manages the core value equity funds of NationsBank's trust investment division. Ms. Herrmann has over 20 years investment experience with NationsBank. Ms. Herrmann earned the Chartered Financial Analyst designation in 1985 and is a member of the Association for Investment Management and Research.

Eric S. Williams, a Senior Vice President of NationsBank, has been the principal portfolio manager for Nations Equity Income Fund since 1991. Mr. Williams is Senior Portfolio Manager for NationsBank's investment management division's Equity Income Style Group. He has a B.S. in Business Administration, SUMMA CUM LAUDE, from East Carolina University and has an M.B.A. in Finance from Indiana University. Mr. Williams has been with NationsBank's investment management division since 1986. He is a member of the Association for Investment Management and Research and is on the Advisory Board of Indiana University's Reese Investment Fund.

Stephen Watson has been the principal portfolio manager of the Nations International Equity Fund since February, 1995. He joined the Gartmore Group as a Global Fund Manager in August 1993 and was recently appointed Head of the International and Global Team. Prior to that, Mr. Watson was employed by James Capel Fund Managers where he acted as a Director, Global Fund Manager and Client Services Manager for various international clients. From 1980 to 1987 he was associated with Capel-Cure Myers in their portfolio Management Division and prior to that he was with the investment division at Samuel Montagu. Mr. Watson is currently a member of the Securities Institute.


Philip J. Sanders, a member of the Value Equity Group, has been the principal portfolio manager for the Nations Capital Growth Fund since May of 1995. Mr. Sanders is also the Vice President and Fund Manager of the Nations Balanced Target Maturity Fund. Mr. Sanders joined NationsBank in 1988 and prior to joining NationsBank he was employed at Duke Power Company for six years where he supervised and performed various types of detailed financial analysis. He holds a B.A. in Economics from the University of Michigan and a M.B.A. from the University of North Carolina at Charlotte. He is a Chartered Financial Analyst and a member of the Association for Investment Management and Research.


Edward E. Smiley is a Senior Vice President of NationsBank and has been the principal portfolio manager for Nations Emerging Growth Fund since 1992. Mr. Smiley received his B.B.A. in Management from Southern Methodist University in 1966 and is a Chartered Financial Analyst. After serving in investment positions with Merrill Lynch and Dean Witter, Mr. Smiley joined Interfirst Investment Management as a senior portfolio manager in 1980. Mr. Smiley manages Emerging-Midcap Funds Style for NationsBank. Mr. Smiley also serves as one of the officer members on the Growth Equity Style Group. Mr. Smiley is a member of the Association for Investment Management and Research and the Dallas Association of Investment Analysts. Mr. Smiley has over 25 years of investment experience.

Steve Smith, a Senior Vice President at NationsBank, has been portfolio manager for Nations Disciplined Equity Fund since April 1995. Mr. Smith has approximately twenty years of investment management experience, the last twelve years with NationsBank and its affiliates. Mr. Smith is a Chartered Financial Analyst and a member of the Association of Investment Management and Research. Mr. Smith earned a B.S. in engineering and an M.B.A. from the University of Alabama.


Julie L. Hale is the Vice President and Manager of the Balanced Assets Group and Co-Manager of the Equity Income Group and has been the principal portfolio manager for the Nations Balanced Assets Fund since May 1995. Ms. Hale joined NationsBank in 1991 and was previously employed with National City Bank in Ohio and the Mercantile Safe Deposit & Trust Company in Baltimore, Maryland. She received a B.S. from Mount St. Mary's College and an M.B.A. from Kent State University. She is a Chartered Financial Analyst and a member of the Association for Investment Management and Research.



Gregory H. Cobb is a Vice President and Fixed Income Portfolio Manager at NationsBank and has been principal portfolio manager for Nations Strategic Fixed Income Fund since 1995. Mr. Cobb, who joined NationsBank in 1993, is a member of the Fixed Income Group and has over 7 years of portfolio management experience. Mr. Cobb received a B.A. from the University of North Carolina at Chapel Hill.



David M. Hetherington is Senior Vice President, Director of Fixed Income Management and a member of the Investment Policy Committee. Mr. Hetherington has been the principal portfolio manager of the Nations Short-Term Income Fund since 1995. Mr. Hetherington has over 16 years of investment experience including security analysis and portfolio management. Mr. Hetherington received a B.A. from Duke University and holds the Chartered Financial Analyst designation.



Mark S. Ahnrud is a Vice President and Fixed Income Portfolio Manager at NationsBank. He has been the principal portfolio manager for the Nations Diversified Income Fund since 1992. Mr. Ahnrud is a member of the Fixed Income Team and has eight years of investment experience. Mr. Ahnrud received a B.S. from Babson College and an M.B.A. from Duke University. Mr. Ahnrud holds the Chartered Financial Analyst designation.



John Swaim joined NationsBank in 1986 and has been the principal portfolio manager for Nations Short-Intermediate Government Fund and Nations Government Securities Fund since 1995. Mr. Swaim is a member of the Fixed Income Team and has over eight years of investment experience. Mr. Swaim previously served as derivative products manager for the NationsBank Texas Corporate Investment division portfolio. Mr. Swaim received his B.S. from the University of North Texas and holds an M.B.A. from the University of Texas, Arlington.


Mark Rimmer is the principal portfolio manager of the Nations Global Government Income Fund and has been an International Fixed Income Manager with the Gartmore Group since 1990. He joined Gulf International Bank in 1986 on the trading desk, and subsequently joined their Investment Management Group in 1988, managing multi-currency funds for institutional clients in the Gulf region. Prior to that he was associated with Sumitomo Finance International as a senior trader. Mr. Rimmer graduated from Cambridge University in 1984 with an honors degree in Economics. Mr. Rimmer also is a member of the Institute of Investment Management and Research.


Philip Ehrmann is the principal portfolio manager of the Nations Emerging Markets Fund and is the head of the Nations Gartmore Emerging Markets Team. Prior to joining Nations Gartmore, Mr. Ehrmann was the Director of Emerging Markets for Invesco in London. Mr. Ehrmann has over 15 years of investment management experience.


Seok Teoh is the principal portfolio manager of the Nations Pacific Growth Fund. She has been associated with the Gartmore Group since 1990 as the London based manager on its Far East desk. Prior to that Ms. Teoh worked for Overseas Union Bank Securities in Singapore where she was responsible for Singaporean and Malaysian equity sales and then subsequently for Rothschild as a Fund Manager in Singapore and later in Tokyo. Ms. Teoh, who is a native of Singapore, is fluent in Mandarin and Cantonese and received an Economics degree from the University of Durham in 1985.


Morrison & Foerster LLP, counsel to Nations Fund and special counsel to NationsBank, has advised Nations Fund and NationsBank, that subsidiaries of NationsBank may perform the services contemplated by the various Investment Advisory Agreements, without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal or state statutes, including the Glass-Steagall Act, and regulations and judicial or administrative decisions or interpretations thereof, could prevent such subsidiaries of NationsBank from continuing to perform, in whole or in part, such services. If such subsidiaries of NationsBank were prohibited from performing any such services, it is expected that the Board of Trustees of Nations Fund Trust and the Boards of Directors of Nations Fund, Inc. and Nations Portfolios would recommend to each Fund's shareholders that they approve a new advisory agreement with another entity or entities qualified to perform such services.


OTHER SERVICE PROVIDERS: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of Nations

Fund pursuant to Administration Agreements. Pursuant to the terms of the Administration Agreements, Stephens provides various administrative and corporate secretarial services to the Funds, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Funds.

The Shareholder Services Group, Inc. ("TSSG"), a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of Nations Fund pursuant to Co-Administration Agreements. Under the Co-Administration Agreements, TSSG provides various administrative and accounting services to the Funds including performing the calculations necessary to determine the net asset value per share and dividends of each class of the Funds, preparing tax returns and financial statements and maintaining the portfolio records and certain of the general accounting records for the Funds.


For the services rendered pursuant to the Administration and Co-Administration Agreements, Stephens and TSSG are entitled to receive a combined fee at the annual rate of up to 0.10% of each Fund's average daily net assets. For the fiscal year ended November 30, 1994, after waivers, Nations Fund Trust paid its administrators fees at the rate of 0.09% of the following Funds' average daily net assets: Nations Value Fund, Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Disciplined Equity Fund, Nations Equity Index Fund, Nations Balanced Assets Fund, Nations Short-Intermediate Government Fund, Nations Short-Term Income Fund, Nations Diversified Income Fund, Nations Strategic Fixed Income Fund. For the fiscal year ended May 31, 1995, after waivers, Nations Fund, Inc. paid its administrators fees at the rate of 0.09% of the following Funds' average daily net assets: Nations Equity Income Fund, Nations International Equity Fund and Nations Government Securities Fund.



NationsBank serves as sub-administrator for Nations Fund pursuant to a Sub-Administration Agreement. Pursuant to the terms of the Sub-Administration Agreement, NationsBank assists Stephens in supervising, coordinating and monitoring various aspects of the Funds' administrative operations. For providing such services, NationsBank shall be entitled to receive a monthly fee from Stephens based on an annual rate of .01% of the Funds' average daily net assets.


Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker-dealer with principal offices at 111 Center Street, Little Rock, Arkansas 72201. Nations Fund has entered into distribution agreements with Stephens which provide that Stephens has the exclusive right to distribute shares of the Funds. Stephens may pay service fees or commissions to Institutions which assist customers in purchasing Trust Shares of the Funds.

Morgan Guaranty Trust Company ("Morgan Guaranty"), Avenue des Arts, 35 1040 Brussels, Belgium, serves as custodian for the assets of the Nations International Equity Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund.

TSSG serves as the Transfer Agent for each of the Fund's Trust Shares. NationsBank of Texas, N.A. ("NationsBank of Texas", collectively with Morgan Guaranty, called "Custodians") serves as custodian for the assets of each Fund except Nations International Equity Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund. NationsBank of Texas also serves as the sub-transfer agent for each Fund's Trust Shares and is located at 1401 Elm Street, Dallas, Texas 75202, and is a wholly owned subsidiary of NationsBank Corporation. In return for providing custodial services, NationsBank of Texas is entitled to receive, in addition to out-of-pocket expenses, fees payable monthly (i) at the rate of 1.25% of 1% of the average daily net assets of each Fund for which it serves as custodian, (ii) $10.00 per repurchase collateral transaction by such Funds, and (iii) $15.00 per purchase, sale and maturity transaction involving such Funds. In return for providing sub-transfer agency services for the Trust Shares of Nations Fund, NationsBank of Texas is entitled to receive an annual fee from TSSG of $251,000.

Price Waterhouse LLP serves as independent accountants to Nations Funds. Their address is 160 Federal Street, Boston, Massachusetts 02110.


EXPENSES: The accrued expenses of each Fund, as well as certain expenses attributable to Trust B Shares, are deducted from the Fund's total accrued income before dividends are declared. These expenses include, but are not limited to: fees paid to the Adviser, NationsBank, Stephens and TSSG; taxes; interest; fees (including fees paid to Nations Fund's trustees, directors and officers); federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodians and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, NationsBank, Stephens or TSSG under their respective agreements with Nations Fund; and any extraordinary expenses. Trust B Shares also bear certain shareholder servicing costs. Any general expenses of Nations Fund Trust, Nations Fund, Inc. and/or Nations Portfolios that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Fund Trust, Nations Fund, Inc. and/or Nations Portfolios or in such other manner as the Board of Trustees or the relevant Board of Directors determines is fair and equitable.

   Organization And History

The Funds are members of the Nations Fund Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Portfolios and Nations Institutional Reserves (formerly known as the Capitol Mutual Funds). The Nations Fund Family currently has 44 distinct investment portfolios and total assets in excess of $16 billion.


NATIONS FUND TRUST: Nations Fund Trust was organized as a Massachusetts business trust on May 6, 1985. The Money Market Funds currently offer six classes of shares -- Trust A Shares, Trust B Shares, Investor A Shares, Investor B Shares, Investor C Shares and Investor D Shares. The Non-Money Market Funds currently offer five classes of shares -- Trust A Shares, Trust B Shares, Investor A Shares, Investor C Shares and Investor N Shares. Certain funds, however, do not offer shares of each class. This Prospectus relates only to the Trust B Shares of the following funds of Nations Fund Trust: Nations Value Fund, Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Disciplined Equity Fund, Nations Equity Index Fund, Nations Balanced Assets Fund, Nations Short-Intermediate Government Fund, Nations Short-Term Income Fund, Nations Diversified Income Fund and Nations Strategic Fixed Income Fund. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Institution (as defined below) or Nations Fund at 1-800-626-2275.


Each share of Nations Fund Trust is without par value, represents an equal proportionate interest in the related fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such fund as are declared in the discretion of Nations Fund Trust's Board of Trustees. Nations Fund Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any class of shares into one or more series of shares.

Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Shareholders of each fund of Nations Fund Trust will vote in the aggregate and not by fund, and shareholders of each fund will vote in the aggregate and not by class except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular fund or class. See Nations Fund Trust's SAI for examples of when the 1940 Act requires voting by fund.


As of January   , 1996, NationsBank and its affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of Nations Fund Trust and therefore could be considered to be a controlling person of Nations Fund Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Fund Trust's SAI.


Nations Fund Trust does not presently intend to hold annual meetings except as required by the 1940 Act. Shareholders will have the right to remove Trustees. Nations Fund Trust's Code of Regulations provides that special meetings of shareholders shall be called at the written request of the shareholders entitled to vote at least 10% of the outstanding shares of Nations Fund Trust entitled to be voted at such meeting.


NATIONS FUND, INC.: Nations Fund, Inc. was incorporated in Maryland on December 13, 1983, but had no operations prior to December 15, 1986. As of the date of this Prospectus, the authorized capital stock of Nations Fund, Inc. consists of 270,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or funds each of which consists of separate classes of shares. This Prospectus relates only to the Trust B Shares of the following funds of Nations Fund, Inc.: Nations Equity Income Fund, Nations International Equity Fund and Nations Government Securities Fund. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Institution (as defined below) or Nations Fund at 1-800-626-2275.


Shares of each fund and class have equal rights with respect to voting, except that the holders of shares of a particular fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Fund, Inc., less (b) the liabilities of Nations Fund, Inc. attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.

Shareholders of Nations Fund, Inc. do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of directors may elect all of the members of the Board of Directors of Nations Fund, Inc. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of Nations Fund, Inc. There are no preemptive rights applicable to any of Nations Fund, Inc.'s shares. Nations Fund, Inc.'s shares, when issued, will be fully paid and non-assessable.


As of January   , 1996, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of Nations Fund, Inc. and therefore could be considered to be a controlling person of Nations Fund, Inc. for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Fund, Inc.'s SAI. It is anticipated that Nations Fund, Inc. will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.



NATIONS PORTFOLIOS: Nations Portfolios was incorporated in Maryland on January 23, 1995. As of the date of this Prospectus, the authorized capital stock of Nations Portfolios consists of 50,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or funds each of which consists of separate classes of shares. This Prospectus relates only to the Trust B Shares of Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Institution (as defined below) or Nations Fund at 1-800-626-2275.


Shares of a fund and class have equal rights with respect to voting, except that the holders of shares of a fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Portfolios, less (b) the liabilities of Nations Portfolios attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.

Shareholders of Nations Portfolios do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of directors may elect all of the members of the Board of Directors of Nations Portfolios. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of Nations Portfolios. There are no preemptive rights applicable to any of Nations Portfolios' shares. Nations Portfolios' shares, when issued, will be fully paid and non-assessable.


As of January   , 1996, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of Nations Portfolios and, therefore, could be considered to be a controlling person of Nations Portfolios for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Portfolios' SAI. It is anticipated that Nations Portfolios will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.


Because this Prospectus combines disclosure on three separate investment companies, there is a possibility that one investment company could become liable for a misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning the other investment company. Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios have entered into an indemnification agreement that creates a right of indemnification from the investment company responsible for any such misstatement, inaccuracy or incomplete disclosure that may appear in this Prospectus.

About Your Investment

   How To Buy Shares


Trust B Shares are sold primarily to qualified plans and other financial institutions (including NationsBank and its affiliated and correspondent banks) ("Institutions") that have entered into shareholder administration agreements ("Administration Agreements") with Nations Fund and that are acting on behalf of their customers ("Customers") having a qualified trust account at or relationship with the Institution.



Trust B Shares are purchased at net asset value per share without the imposition of a sales charge according to procedures established by the Institution. Institutions, however, may charge their Customers' accounts for services provided in connection with the purchase of shares. Purchases of the Funds may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business ("NYSE Business Day"). A NYSE Business Day is a "Business Day" as that term is used in this Prospectus.


There is a minimum initial investment of $1,000 for each record holder; there is no minimum subsequent investment.


The Institutions have entered into Administration Agreements whereby they will provide various shareholder services for their Customers that own Trust B Shares. From time to time, Nations Fund may voluntarily reduce the maximum fees payable for shareholder services.


Nations Fund reserves the right to reject any purchase order. The issuance of Trust B Shares is recorded on the books of the Funds, and share certificates are not issued.


Purchase orders for Trust B Shares in the Funds which are received by Stephens or by the Transfer Agent before the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day but are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Fund's Custodian. Such payment must be received not later than 4:00 p.m., Eastern time, by the third Business Day following receipt of the order. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Institution placing the order. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending Institution.


Institutions are responsible for transmitting orders for purchases of Trust B Shares by their Customers, and for delivering required funds, on a timely basis. It is the responsibility of Stephens to transmit orders it receives to Nations Fund.


   Shareholder Administration Arrangements



The Funds have adopted a Shareholder Administration Plan (the "Administration Plan") pursuant to which Institutions provide shareholder administration services to their Customers who from time to time beneficially own Trust B Shares. Payments under the Administration Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Funds, provided that the annual rate may not exceed 0.60% of the average daily net asset value of the Trust B Shares beneficially owned by Customers with whom the Institutions have a servicing relationship. Additionally, in no event may the portion of the shareholder administration fee that constitutes a "service fee," as that term is defined in Article III, Section 26(b)(9) of the Rules of Fair Practice of the NASD, exceed 0.25% of the average daily net asset value of such Trust B Shares of a Fund. Holders of Trust B Shares will bear all fees paid to Institutions under the Administration Plan.



Such shareholder services supplement the services provided by Stephens, TSSG and the Transfer Agent to shareholders of record. The shareholder services provided by Institutions may include: (i) aggregating and processing purchase and redemption requests for Trust B Shares from Customers and transmitting promptly net purchase and redemption orders to Stephens or the Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in Trust B Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Funds on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Trust B Shares; (v) arranging for bank wires; (vi) responding to Customers' inquiries concerning their investment in Trust B Shares; (vii) providing sub-accounting with respect to Trust B Shares beneficially owned by Customers or the information necessary for sub-accounting;
(viii) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding the Administration Agreement; (x) employee benefit plan recordkeeping, administration, custody and trustee services; (xi) general shareholder liaison services; and (xii) providing such other similar services as may be reasonably requested.



Nations Fund may suspend or reduce payments under the Administration Plan at any time, and payments are subject to the continuation of the Administration Plan described above and the terms of the Administration Agreement between Institutions and Nations Fund. See the SAIs for more details on the Administration Plan.



The Administration Plan also provides that, to the extent any portion of the fees payable under the Administration Plan is deemed to be for services primarily intended to result in the sale of Fund shares, such fees are deemed approved and may be paid under the Administration Plan. Accordingly, the Administration Plan has been approved and will be operated pursuant to Rule 12b-1 under the 1940 Act.



Nations Fund understands that Institutions may charge fees to their Customers who are the owners of Trust B Shares in connection with their Customers' accounts. These fees would be in addition to any amounts which may be received by an Institution under its Administration Agreement with Nations Fund. The Administration Agreement requires an Institution to disclose to its Customers any compensation payable to the Institution by Nations Fund and any other compensation payable by the Customers in connection with the investment of their assets in Trust B Shares. Customers of Institutions should read this Prospectus in light of the terms governing their accounts with their Institutions.


Conflict of interest restrictions may apply to the receipt by Institutions of compensation from Nations Fund in connection with the investment of fiduciary assets in Trust B Shares. Institutions, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board, or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor, or state securities commissions, are urged to consult their legal advisers before investing such assets in Trust B Shares.

   How To Redeem Shares


Customers may redeem all or part of their Trust B Shares in accordance with instructions and limitations pertaining to their account at an Institution. It is the responsibility of the Institutions to transmit redemption orders to Stephens or to the Transfer Agent and to credit their Customers' accounts with the redemption proceeds on a timely basis. It is the responsibility of Stephens to transmit orders that it receives to Nations Fund. No charge for wiring redemption payments is imposed by Nations Fund, although the Institutions may charge their Customer accounts for these or other services provided in connection with the redemption of Trust B Shares. Information concerning these services and any charges are available from the Institutions. Redemption orders are effected at the net asset value per share next determined after acceptance of the order by Stephens or by the Transfer Agent.



With respect to the Funds, redemption proceeds are normally remitted in federal funds wired to the redeeming Institution within three Business Days following receipt of the order.



Nations Fund may redeem a shareholder's Trust B Shares if the balance in such shareholder's account drops below $500 as a result of redemptions, and the shareholder does not increase his or her balance to at least $500 on 60 days' written notice. If a shareholder has agreed with a particular Institution to maintain a minimum balance in his or her account at the Institution, and the balance in such Institution account falls below that minimum, the shareholder may be obliged to redeem all or a part of his or her Trust B Shares in the Funds to the extent necessary to maintain the required minimum balance in such Institution account. Nations Fund also may redeem shares involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.



   How To Exchange Shares



The exchange feature enables a shareholder of Trust B Shares of a Fund to acquire Trust B Shares of another Fund when that shareholder believes that a shift between Funds is an appropriate investment decision.

An exchange of Trust B Shares for Trust B Shares of another Fund is made on the basis of the next calculated net asset value per share of each Fund after the exchange order is received.



The Funds and each of the other funds of Nations Fund may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Fund upon such notice as may be required by applicable regulatory agencies (presently sixty days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.



The current prospectus for each fund of Nations Fund describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within ninety days after the shares are purchased.



Nations Fund reserves the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.



During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing your request directly to the Institution through which the original shares were purchased. Investors should consult their Institution or Stephens for further information regarding exchanges.



Trust B Shares may be exchanged by directing a request directly to the Institution through which the original Trust B Shares were purchased or in some cases Stephens or the Transfer Agent. Investors should consult their Institution or Stephens for further information regarding exchanges. Your exchange feature may be governed by your account agreement with your Institution.


   How The Funds Value Their Shares


The net asset value of a share of each class is calculated by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares of the Funds are valued as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each NYSE Business Day. Currently, the days on which the Exchange is closed (other than weekends) are:
New Year's Day, President's Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.



The Funds' portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities are valued at their fair value following procedures approved by the Trustees or Directors.


   How Dividends And Distributions Are Made;
   Tax Information

DIVIDENDS AND DISTRIBUTIONS


Dividends from net investment income are declared daily and paid monthly by the Bond Funds. Dividends from net investment income are declared and paid each fiscal quarter by the Equity Funds and the Balanced Fund. Each Fund's net realized capital gains (including net short-term capital gains) are distributed at least annually.


Trust B Shares of the Bond Funds are eligible to begin earning dividends that are declared on the day the purchase order is executed and continue to be eligible for dividends through and including the day before the redemption order is executed. Trust B Shares of the Equity Funds and the Balanced Fund are eligible to receive dividends when declared, provided however, that the purchase order for such shares is received at least one day prior to the dividend declaration and such shares continue to be eligible for dividends through and including the day before the redemption order is executed.


The net asset value of Trust B Shares in the Funds will be reduced by the amount of any dividend or distribution. Dividends and distributions are paid in cash within five Business Days of the end of the month or quarter to which the dividend relates. Certain purchasing Institutions may provide for the reinvestment of dividends in additional Trust B Shares of the same Fund. Dividends and distributions payable to a shareholder are paid in cash within five Business Days after a shareholder's complete redemption of his or her Trust B Shares in a Fund. Each Fund's net investment income available for distribution to the holders of Trust B Shares will be reduced by the amount of shareholder servicing fees payable to Institutions under the Servicing Agreements.


TAX INFORMATION

Each Fund intends to qualify as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification relieves a Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code.

Each Fund intends to distribute substantially all of its investment company taxable income and net tax-exempt income each taxable year. Such distributions by a Fund of its net investment income (including net foreign currency gains) and the excess, if any, of its net short-term capital gain over its net long-term capital loss will be taxable as ordinary income to shareholders who are not currently exempt from Federal income taxes, whether such income is received in cash or reinvested in additional shares. (Federal income taxes for distributions to an Individual Retirement Account are generally deferred under the Code.)


Corporate shareholders may be entitled to the dividends received deduction for distributions from those Funds investing in the stock of domestic corporations to the extent of the total qualifying dividends received by the distributing Fund. Corporate shareholders of the Nations International Equity Fund, Nations Emerging Markets Fund and Nations Pacific Growth Fund may be eligible for the dividends-received deduction on the dividends (excluding the net capital gains dividends) paid by these Funds to the extent that a Fund's income is derived from dividends (which, if received directly, would qualify for such deduction) received from domestic corporations. In order to qualify for the dividends-received deduction, a corporate shareholder must hold the fund shares paying the dividends upon which the deduction is based for at least 46 days.


Substantially all of the net realized long-term capital gains of the Non-Money Market Funds, if any, will be distributed at least annually to such Funds' shareholders. These Funds will generally have no tax liability with respect to such gains, and the distributions will be taxable to such shareholders who are not currently exempt from Federal income taxes as long-term capital gains, regardless of how long the shareholders have held such Funds' shares and whether such gains are received in cash or reinvested in additional shares. The Money Market Funds do not expect to realize long-term capital gains and, therefore, do not expect to distribute any capital gain dividends.

Portions of the Nations International Equity Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund's investment income may be subject to foreign income taxes withheld at their source. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Generally, more than 50% of the value of the total assets of each Fund will consist of securities of foreign issuers, and therefore each Fund may elect to "pass through" to its shareholders these foreign taxes, if any. In such event each shareholder will be required to include his or her pro rata portion thereof in his or her gross income, but will be able to deduct or (subject to various limitations) claim a foreign tax credit against U.S. income taxes for such amount.

Each year, shareholders will be notified as to the amount and Federal tax status of all dividends and capital gains paid during the prior year. Such dividends and capital gains may also be subject to state and local taxes.

Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.

Federal law requires Nations Fund to withhold 31% from any dividends (other than exempt-interest dividends) paid by Nations Fund and/or redemptions (including exchange redemptions) that occur in certain shareholder accounts if the shareholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply. If the Internal Revenue Service has notified Nations Fund that the Taxpayer Identification Number listed on a shareholder account is incorrect according to its records, or that the shareholder is subject to backup withholding, the Fund is required by the Internal Revenue Service to withhold 31% of any dividend (other than exempt-interest dividends) and/or redemption (including exchange redemptions). Amounts withheld are applied to the shareholder's Federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes. Federal law also requires the Funds to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonres-ident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

The foregoing discussion is based on tax laws and regulations which were in effect as of the date of this Prospectus and summarizes only some of the important tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning. Accordingly, potential investors should consult their tax advisers with specific reference to their own tax situations. Further tax information is contained in the SAIs.

   Appendix A -- Portfolio Securities

The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of the Prospectus identifies each Fund's permissible investments, and the SAIs contain more information concerning such investments.

ASSET BACKED SECURITIES: Asset Backed Securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset Backed Securities consist of both mortgage and non-mortgage backed securities. Interests in pools of these assets differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Instead, Asset Backed Securities provide periodic payments which generally consist of both interest and principal payments.


The life of an Asset Backed Security varies depending upon the rate of the prepayment of the underlying debt instruments. The rate of such prepayments will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, Asset Backed Securities are not as effective in locking in high, long-term yields. Conversely, in periods of sharply rising rates, prepayments are generally slow, increasing the security's average life and its potential for price depreciation.


MORTGAGE BACKED SECURITIES represent an ownership interest in a pool of residential mortgage loans, the interest in which is in most cases issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself.

Mortgage pass-through securities may represent participation interests in pools of residential mortgage loans originated by U.S. governmental or private lenders and guaranteed, to the extent provided in such securities, by the U.S. Government or one of its agencies, authorities or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

The guaranteed mortgage pass-through securities in which a Fund may invest may include those issued or guaranteed by GNMA, by FNMA and FHLMC. Such Certificates are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Such mortgage loans may have fixed or adjustable rates of interest. Each mortgage loan included in the pool is either insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA").

The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return on the greater part of principal invested far in advance of the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee.

As the prepayment rates of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA indicate that the average life of a single-family dwelling mortgage with a 25- to 30-year maturity, the type of mortgage which backs most GNMA Certificates, is approximately 12 years. It is therefore customary practice to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

As a consequence of the fees paid to GNMA and the issuer of GNMA Certificates, the coupon rate of interest of GNMA Certificates is lower than the interest paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates.

The yield which will be earned on GNMA Certificates may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to the Fund.

Due to the large numbers of GNMA Certificates outstanding and active participation in the secondary market by securities dealers and investors, GNMA Certificates are highly liquid instruments.

Mortgage backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government.

Collateralized mortgage obligations or "CMOs," are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as "Mortgage Assets"). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references herein to CMOs will include multi-class pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distribution on the multi-class pass-through securities.

Moreover, principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis.

Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. A Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. Government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A Fund will only invest in SMBS whose mortgage assets are U.S. Government obligations.

A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates. Because SMBS were only recently introduced, established trading markets for these securities have not yet been developed.


The average life of mortgage backed securities varies with the maturities of the underlying mortgage instruments, which have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments, mortgage refinancings, or foreclosures. The rate of mortgage prepayments, and hence the average life of the certificates, will be a function of the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. Estimated average life will be determined by the Adviser and used for the purpose of determining the average weighted maturity of the Funds. For additional information concerning mortgage backed securities, see the related SAI.


NON-MORTGAGE ASSET BACKED SECURITIES include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass- through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

Non-mortgage backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. In addition, such securities generally will have remaining estimated lives at the time of purchase of five years or less.

The purchase of non-mortgage backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue Asset Backed Securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the Asset Backed Securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the larger number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the Asset Backed Securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the Asset Backed Securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related Asset Backed Securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other Asset Backed Securities, credit card receivables are unsecured obligations of the card holder.

The development of non-mortgage backed securities is at an early stage compared to mortgage backed securities. While the market for Asset Backed Securities is becoming increasingly liquid, the market for mortgage backed securities issued by certain private organizations and non-mortgage backed securities is not as well developed. As stated above, each Fund intends to limit its purchases of mortgage backed securities issued by certain private organizations and non-mortgage backed securities to securities that are readily marketable at the time of purchase.


BANK INSTRUMENTS: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. The Funds will limit their investments in bank obligations so they do not exceed 25% of each Fund's total assets at the time of purchase.


Eurodollar, Yankee dollar, and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.

BORROWINGS: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Funds' total assets must be repaid prior to the purchase of portfolio securities. The Funds are parties to a Line of Credit Agreement with Mellon Bank, N.A. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.

Reverse repurchase agreements and dollar roll transactions may be considered to be borrowings. When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. In addition, the Nations Treasury Fund may use reverse repurchase agreements for the purpose of investing the proceeds in tri-party repurchase agreements as discussed below. Generally, the effect of such a transaction is that the Funds can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while they will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.


At the time a Fund enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds' use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities. In addition, there is a risk of delay in receiving collateral or securities or in repurchasing the securities covered by the reverse repurchase agreement or even of a loss of rights in the collateral or securities in the event the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent. The Fund only enters into reverse repurchase agreements (and repurchase agreements) with counterparties that are deemed by the Adviser to be credit worthy. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if the Funds do not establish and maintain a segregated account (as described above). Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Fund's asset coverage and other factors at the time of a reverse repurchase, the Funds may not establish a segregated account when the Adviser believes it is not in the best interests of the Funds to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.


Dollar roll transactions consist of the sale by a Fund of mortgage-backed or other asset-backed securities, together with a commitment to purchase similar, but not identical, securities at a future date, at the same price. In addition, a Fund is paid a fee as consideration for entering into the commitment to purchase. If the broker/dealer to whom a Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held, and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.


COMMERCIAL INSTRUMENTS: Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and foreign commercial banks. Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objectives. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund. Commercial instruments include variable rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.


CONVERTIBLE SECURITIES, PREFERRED STOCK, AND WARRANTS: Certain of the Funds may invest in debt securities convertible into or exchangeable for equity securities, preferred stocks or warrants. Preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims on a company's earnings and assets before common stock owners, but after bond or other debt security owners. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants.

FIXED INCOME INVESTING: The performance of the fixed-income debt component of a Fund's portfolio depends primarily on interest rate changes, the average weighted maturity of the portfolio and the quality of the securities held. The debt component of a Fund's portfolio will tend to decrease in value when interest rates rise and increase when interest rates fall. A Fund's share price and yield depend, in part, on the maturity and quality of its debt instruments.

FOREIGN CURRENCY TRANSACTIONS: Certain of the Funds may enter into foreign currency exchange transactions to convert foreign currencies to and from the United States Dollar. A Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract.

Foreign currency hedging transactions are an attempt to protect a Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.


A Fund will generally enter into forward currency exchange contracts only under two circumstances: (i) when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock" in the U.S. dollar price of the security; and (ii) when the Adviser believes that the currency of a particular foreign country may experience a substantial movement against another currency. Under certain circumstances, the Fund may commit a substantial portion of its portfolio to the execution of these contracts. The Adviser will consider the effects such a commitment would have on the investment program of the Fund and the flexibility of the Fund to purchase additional securities. Although forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted. The Nations International Equity Fund will generally not enter into a forward contract with a term of greater than one year.


FOREIGN SECURITIES: Foreign securities include obligations of foreign corporations and banks as well as obligations of foreign governments and their political subdivisions (which will be limited to direct government obligations and government-guaranteed securities). Such investments may subject a Fund to special investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.

Investments in foreign securities may present additional risks, whether made directly or indirectly, including the political or economic instability of the issuer or the country of issue and the difficulty of predicting international trade patterns. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Further, foreign stock markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the U.S. Fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign stock exchanges, brokers, and companies than in the U.S. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investments within those countries. Because of these and other factors, securities of foreign companies acquired by a Fund may be subject to greater fluctuation in price than securities of domestic companies.


FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS: Certain of the Funds may attempt to reduce the overall level of investment risk of particular securities and attempt to protect a Fund against adverse market movements by investing in futures, options and other derivative instruments. These include the purchase and writing of options on securities (including index options) and options on foreign currencies, and investing in futures contracts for the purchase or sale of instruments based on financial indices, including interest rate indices or indices of U.S. or foreign government, equity or fixed income securities ("futures contracts"), options on futures contracts, forward contracts and swaps and swap-related products such as equity swap contracts, interest rate swaps, currency swaps, caps, collars and floors.



The use of futures, options, forward contracts and swaps exposes a Fund to additional investment risks and transaction costs. If the Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with respect to these instruments, a Fund could be left in a less favorable position. Additional risks inherent in the use of futures, options, forward contracts and swaps include: imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; the possible absence of a liquid secondary market for any particular instrument at any time; and the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. A Fund may not purchase put and call options which are traded on a national stock exchange in an amount exceeding 5% of its net assets. Further information on the use of futures, options and other derivative instruments, and the associated risks, is contained in the SAI.


GUARANTEED INVESTMENT CONTRACTS: Guaranteed investment contracts ("GICs") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company's general as seperate accounts. The insurance company then credits to a Fund guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.


A Fund will only purchase GICs from issuers which, at the time of purchase, and meet quality and credit standards established by the Adviser. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less. Therefore, GICs are generally considered to be illiquid investments.



ILLIQUID SECURITIES: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Money Market Funds will not knowingly invest more than 10% of the value of their respective net assets in securities that are illiquid or such lower percentage as may be required by the states in which the appropriate Fund sells its shares. The Non-Money Market Funds will not knowingly invest more than 15% of the value of their respective net assets in securities that are illiquid or such lower percentage as may be required by the states in which the appropriate Fund sells its shares. Repurchase agreements and time deposits that do not provide for payment to a Fund within seven days after notice, guaranteed investment contracts and some commercial paper issued in reliance upon the exemption in Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act") (other than variable amount master demand notes with maturities of nine months or less), are subject to the limitation on illiquid securities.



If otherwise consistent with its investment objective and policies, certain Funds may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Trustees or Board of Directors or the Adviser, acting under guidelines approved and monitored by such Fund's Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional buyers cease purchasing such restricted securities pursuant to Rule 144A the level of illiquidity of a Fund holding such securities may increase during such period.


INTEREST RATE TRANSACTIONS: In order to attempt to protect the value of its portfolio from interest rate fluctuations, certain of the Funds may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating rate payments for fixed rate payments. A Fund will enter into a swap transaction on a net basis, I.E. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. A Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.


The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of a Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. A Fund will not sell interest rate caps or floors that it does not own.



LOWER-RATED DEBT SECURITIES: Lower-rated, high-yielding securities are those rated Ba or B by Moody's or BB or B by S&P which are commonly referred to as "junk bonds." These bonds provide poor protection for payment of principal and interest. Lower-quality bonds involve greater risk of default or price changes due to changes in the issuer's creditworthiness than securities assigned a higher quality rating. These securities are considered to have speculative characteristics and indicate an aggressive approach to income investing. The Funds intend to limit their investments in lower-quality debt securities to 35% of assets.


The market for lower-rated securities may be thinner and less active than that for higher quality securities, which can adversely affect the price at which these securities can be sold. If market quotations are not available, these lower-rated securities will be valued in accordance with procedures established by the Funds' Board, including the use of outside pricing services. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by a Fund to value its portfolio securities, and a Fund's ability to dispose of these lower-rated bonds.

The market prices of lower-rated securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of lower quality debt to service their payment obligations, meet projected goals, or obtain additional financing may be impaired.


Since the risk of default is higher for lower-rated securities, the Adviser will try to minimize the risks inherent in investing in lower-rated debt securities by engaging in credit analysis, diversification, and attention to current developments and trends affecting interest rates and economic conditions. The Adviser will attempt to identify those issuers of high-yielding securities whose financial condition are adequate to meet future obligations, have improved, or are expected to improve in the future.


Unrated securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. Each Fund's policies regarding lower-rated debt securities is not fundamental and may be changed at any time without shareholder approval.

MONEY MARKET INSTRUMENTS: With respect to Non-Money Market Funds, the term "money market instruments" refers to instruments with remaining maturities of one year or less. With respect to Money Market Funds, the term "money market instruments" refers to instruments with remaining maturities of 397 days or less. Money market instruments may include, among other instruments, certain U.S. Treasury obligations, U.S. Government obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.

MUNICIPAL SECURITIES: The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal securities may include variable or floating rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.


Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. Where necessary to ensure that an instrument is of comparable "high quality," a Fund will require that an issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.



Municipal securities may include participations in privately arranged loans to municipal borrowers, some of which may be referred to as "municipal leases," and units of participation in trusts holding pools of tax exempt leases. Such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are illiquid, they will be subject to each Fund's limitation on investments in illiquid securities. As it deems appropriate, the Adviser will establish procedures to monitor the credit standing of each such municipal borrower, including its ability to meet contractual payment obligations.


Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying municipal security. To the extent that municipal participation interests are considered to be "illiquid securities," such instruments are subject to each Fund's limitation on the purchase of illiquid securities.

In addition, certain of the Funds may acquire "stand-by commitments" from banks or broker/dealers with respect to municipal securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified Municipal Securities at a specified price. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.


Although the Funds do not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in municipal securities the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of a Fund's total assets are invested in Municipal Securities that are payable from the revenues of similar projects, a Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

OTHER INVESTMENT COMPANIES: A Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.


REAL ESTATE INVESTMENT TRUSTS: A real estate investment trust ("REIT") is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls. An Equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A Mortgage REIT specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders. REITs may be affected by changes in the value of the underlying property owned or financed by the REIT, while Mortgage REITs also may be affected by the quality of credit extended. Both Equity and Mortgage REITs are dependent upon management skill and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free pass-through of income under the Code.


REPURCHASE AGREEMENTS: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker-dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on idle cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a duration of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Fund and Nations Institutional Reserves.


SECURITIES LENDING: To increase return on portfolio securities, certain of the Funds may lend their portfolio securities to broker-dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of credit worthy and when, in their judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of a Fund may not exceed 30% of the value of its total assets.


SHORT SALES: A short sale is the sale of a security that a Fund does not own. A short sale is "against the box" if at all times when the short position is open a Fund owns an equal amount of securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities sold short.


STOCK INDEX, INTEREST RATE AND CURRENCY FUTURES CONTRACTS: Certain of the Funds may purchase and sell futures contracts and related options with respect to non-U.S. stock indexes, non-U.S. interest rates and foreign currencies, that have been approved by the CFTC for investment by U.S. investors, for the purpose of hedging against changes in values of a Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates. The contracts entail certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices; possible reduction of a Fund's total return due to the use of hedging; possible lack of liquidity due to daily limits on price fluctuation; imperfect correlation between the contracts and the securities or currencies being hedged; and potential losses in excess of the amount invested in the futures contracts themselves.


Trading on foreign commodity exchanges presents additional risks. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges are principal markets for which no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that such Fund might realize could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

U.S. GOVERNMENT OBLIGATIONS: U.S. Government obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, in some cases payment of interest and principal on such obligations is guaranteed by the U.S. Government, E.G., GNMA certificates; in other cases interest and principal are not guaranteed, E.G., obligations of the Federal Home Loan Bank System and the Federal Farm Credit Bank. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.


VARIABLE AND FLOATING-RATE INSTRUMENTS: Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic banks and corporations may carry variable or floating rates of interest. Such instruments bear interest rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A variable-rate demand instrument is an obligation with a variable or floating-interest rate and an unconditional right of demand on the part of the holder to receive payment of unpaid principal and accrued interest. An instrument with a demand period exceeding seven days may be considered illiquid if there is no secondary market for such security.


WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities takes place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.


   Appendix B -- Description of Ratings



The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.



     AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.



     AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.



     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.



     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.



     BB, B -- Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.



To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.



The following summarizes the highest six ratings used by Moody's for corporate and municipal bonds. The first four ratings denote investment grade securities.



     Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



     Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.



     A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.



     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.



Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively.



The following summarizes the highest four ratings used by D&P for bonds, each of which denotes that the securities are investment grade:



     AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.



     AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.



     A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.



     BBB -- Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.



To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major categories.



The following summarizes the highest four ratings used by Fitch for bonds, each of which denotes that the securities are investment grade:



     AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.



     AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.



     A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.



     BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.



To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.



The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable rate demand obligations:



     MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.



     MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.



The following summarizes the two highest ratings used by S&P for short-term municipal notes:



     SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.



     SP-2 -- Satisfactory capacity to pay principal and interest.

The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment grade, are Duff 1, Duff 2 and Duff 3. D&P employs three designations, Duff 1+, Duff 1 and Duff 1-, within the highest rating category. Duff 1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Duff 2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. Duff 3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.



The following summarizes the three highest rating categories used by Fitch for short-term obligations, each of which denotes securities that are investment grade:



     F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.



     F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.



     F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.



Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.



The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



D&P uses the short-term ratings described above for commercial paper.



Fitch uses the short-term ratings described above for commercial paper.



BankWatch ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.



BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following is the four investment grade ratings used by BankWatch for long-term debt:



     AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is very high.



     AA -- The second highest category; indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.



     A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.



     BBB -- The lowest investment grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.



The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.



     TBW-1 -- The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.



     TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

     TBW-3 -- The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.



     TBW-4 -- The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.



The following summarizes the three highest long-term ratings used by IBCA:



     AAA -- Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.



     AA -- Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.



     A -- Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.



The following summarizes the three highest short-term debt ratings used by IBCA:



     A1+ -- Obligations supported by the highest capacity for timely repayment and possessing a particularly strong credit feature.



     A1 -- Obligations supported by the highest capacity for timely repayment.



     A2 -- Obligations supported by a good capacity for timely repayment.

                               NATIONS FUND TRUST

                       Statement of Additional Information

                      Nations Government Money Market Fund
                             Nations Tax Exempt Fund
                               Nations Value Fund
                           Nations Capital Growth Fund
                          Nations Emerging Growth Fund
                            Nations Equity Index Fund
                           Nations Managed Index Fund
                         Nations Disciplined Equity Fund
                          Nations Balanced Assets Fund
                   Nations Short-Intermediate Government Fund
                         Nations Short-Term Income Fund
                         Nations Diversified Income Fund
                       Nations Strategic Fixed Income Fund
                          Nations Municipal Income Fund
                    Nations Short-Term Municipal Income Fund
                    Nations Intermediate Municipal Bond Fund
                Nations Florida Intermediate Municipal Bond Fund
                       Nations Florida Municipal Bond Fund
                Nations Georgia Intermediate Municipal Bond Fund
                       Nations Georgia Municipal Bond Fund
                Nations Maryland Intermediate Municipal Bond Fund
                      Nations Maryland Municipal Bond Fund
             Nations North Carolina Intermediate Municipal Bond Fund
                   Nations North Carolina Municipal Bond Fund
             Nations South Carolina Intermediate Municipal Bond Fund
                   Nations South Carolina Municipal Bond Fund
               Nations Tennessee Intermediate Municipal Bond Fund
                      Nations Tennessee Municipal Bond Fund
                 Nations Texas Intermediate Municipal Bond Fund
                        Nations Texas Municipal Bond Fund
                Nations Virginia Intermediate Municipal Bond Fund
                      Nations Virginia Municipal Bond Fund


                        Investor Shares and Trust Shares
                               September 30, 1995
                       as supplemented on October 20, 1995
                              and January 29, 1996

     This Statement of Additional Information ("SAI") provides supplementary information pertaining to the classes of shares representing interests in the above listed thirty-two investment portfolios of Nations Fund Trust (individually, a "Fund" and collectively, the "Funds"). This SAI is not a prospectus, and should be read only in conjunction with the current prospectuses for the aforementioned Funds related to the class or series of shares in which one is interested, dated September 30, 1995 for all shares except the Trust B Shares and March 16, 1996 for the Trust B Shares (each a "Prospectus"). All terms used in this SAI that are defined in the Prospectuses will have the same meanings assigned in the Prospectuses. Copies of these Prospectuses may be obtained by writing Nations Fund, c/o Stephens Inc., One NationsBank Plaza, 33rd Floor, Charlotte, North Carolina 28255, or by calling Nations Funds at 1-800-321-7854.

                                TABLE OF CONTENTS


                                                                                                 Page

INTRODUCTION..............................................................................          1

FUND TRANSACTIONS AND BROKERAGE ..........................................................          2

ADDITIONAL INFORMATION ON FUND INVESTMENTS................................................          6
         Asset Backed Securities..........................................................          6
         Commercial Instruments...........................................................         10
         Repurchase Agreements............................................................         11
         Reverse Repurchase Agreements....................................................         11
         Lending Securities...............................................................         11

         American Depository Receipts.....................................................         11
         Futures, Options and Other Derivative
               Instruments................................................................         12
         When-Issued Purchases and Forward
               Commitments................................................................         16
         Municipal Securities.............................................................         17
         Insured Municipal Securities.....................................................         43
         Real Estate Instrument Trusts....................................................         43
         Guaranteed Investment Contracts..................................................         44
         Variable and Floating Rate
               Instruments................................................................         44
         Stand-by Commitments.............................................................         45
         Variable & Floating Rate Government Securities...................................         46
         Lower Rated Debt Securities......................................................         46
         Dollar Roll Transactions.........................................................         48
         Foreign Currency Transactions....................................................         49
         Interest Rate Transactions.......................................................         50
         Illiquid Securities..............................................................         50
         Other Securities.................................................................         50
         Additional Investment Limitations................................................         50

NET ASSET VALUE ..........................................................................         53
         Money Market Funds...............................................................         53
         Non-Money Market Funds...........................................................         53
         Exchange Privilege...............................................................         54

DESCRIPTION OF SHARES ....................................................................         55
         Dividends and Distributions......................................................         57

ADDITIONAL INFORMATION CONCERNING TAXES ..................................................         57
         Federal Taxes - In General.......................................................         57
                                        i

         Federal Excise Tax on Regulated Investment
               Companies..................................................................         60
         Distributions....................................................................         60
         Sale or Redemptions of Shares....................................................         63
         Foreign Shareholders.............................................................         63
         Special Tax Considerations Pertaining to the Value,
               Capital Growth, Emerging Growth, Equity Index,
               Special Equity, Balanced Assets, Short Intermediate
               Government, Managed Bond, Short-Term Income,
               Diversified Income, Strategic Fixed, Adjustable Rate
               Government and Mortgage-Backed Securities Funds............................         64
         Special Tax Considerations Pertaining to the Municipal
               Income, Short-Term Municipal Income, Intermediate
               Municipal Bond, State Intermediate Municipal Bond
               and the State Municipal Bond Funds.........................................         65

TRUSTEES AND OFFICERS ....................................................................         69
         Remuneration of Trustees.........................................................         71
         Nations Funds Retirement Plan....................................................         73
         Nations Funds Deferred Compensation Plan.........................................         73
         Shareholder and Trustee Liability................................................         74

INVESTMENT ADVISORY, ADMINISTRATION, CUSTODY,
TRANSFER AGENCY, SHAREHOLDER SERVICING AND
DISTRIBUTION SERVICES AGREEMENTS .........................................................         75
         Investment Adviser...............................................................         75
         Investment Styles................................................................         83
         Administrator and Co-Administrator...............................................         87
         Custodian and Transfer Agent.....................................................         91
         Shareholder Servicing Agreements
               (Trust B Shares Only)......................................................         91
         Shareholder Administration Plan
               (Trust  B Shares Only).....................................................         92
         Distribution Plans and Shareholder
              Servicing Arrangements for Investor Shares..................................         93

DISTRIBUTOR ..............................................................................        105

INDEPENDENT ACCOUNTANTS AND REPORTS.......................................................        106

COUNSEL...................................................................................        106

ADDITIONAL INFORMATION ON PERFORMANCE ....................................................        106
         Yield Calculations...............................................................        106
         Total Return Calculations........................................................        117

MISCELLANEOUS ............................................................................        130
         Certain Record Holders...........................................................        130

                                       ii

SCHEDULE A................................................................................        A-1

SCHEDULE B................................................................................        B-1

SCHEDULE C................................................................................        C-1

                                  INTRODUCTION


      Nations Fund Trust ("Trust") was organized on May 6, 1985 under the name "MarketMaster Trust," and in March 1992 changed its name to "Nations Fund," and in September 1992 changed its name to "Nations Fund Trust." NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the Funds. TradeStreet Investment Associates, Inc. ("TradeStreet") is sub-investment adviser. As used herein the "Adviser" shall mean NBAI and/or TradeStreet as the context may require.


      Nations Fund Trust currently consists of thirty-two different investment portfolios. This SAI pertains to the Trust A, Trust B, Investor A, Investor B, Investor C and Investor D Shares of the Nations Government Money Market Fund ("Government Money Market Fund") and Nations Tax Exempt Fund ("Tax Exempt Fund") (collectively, the "Money Market Funds") and the Trust A, Trust B and Investor A Shares of Nations Managed Index Fund ("Managed Index Fund") and the Trust A, Trust B, Investor A, Investor C and Investor N Shares of Nations Value Fund ("Value Fund"), Nations Capital Growth Fund ("Capital Growth Fund"), Nations Emerging Growth Fund ("Emerging Growth Fund"), Nations Equity Index Fund ("Equity Index Fund"), Nations Disciplined Equity Fund ("Disciplined Equity Fund"), Nations Balanced Assets Fund ("Balanced Assets Fund"), Nations Short-Intermediate Government Fund ("Short-Intermediate Government Fund"),
Nations Municipal Income Fund ("Municipal Income Fund"), Nations Short-Term Municipal Income Fund ("Short-Term Municipal Income Fund"), Nations Intermediate Municipal Bond Fund ("Intermediate Municipal Bond Fund"), Nations Short-Term Income Fund ("Short-Term Income Fund"), Nations Diversified Income Fund ("Diversified Income Fund"), Nations Strategic Fixed Income Fund ("Strategic Fixed Income Fund"), Nations Florida Intermediate Municipal Bond Fund ("Florida Intermediate Municipal Bond Fund"), Nations Georgia Intermediate Municipal Bond Fund ("Georgia Intermediate Municipal Bond Fund"), Nations Maryland Intermediate Municipal Bond Fund ("Maryland Intermediate Municipal Bond Fund"), Nations North Carolina Intermediate Municipal Bond Fund ("North Carolina Intermediate Municipal Bond Fund"), Nations South Carolina Intermediate Municipal Bond Fund ("South Carolina Intermediate Municipal Bond Fund"), Nations Tennessee Intermediate Municipal Bond Fund ("Tennessee Intermediate Municipal Bond Fund"), Nations Texas Intermediate Municipal Bond Fund ("Texas Intermediate Municipal Bond Fund"), and Nations Virginia Intermediate Municipal Bond Fund ("Virginia Intermediate Municipal Bond Fund"), Nations Florida Municipal Bond Fund ("Florida Municipal Bond Fund"), Nations Georgia Municipal Bond Fund ("Nations Municipal Bond Fund"), Nations Maryland Municipal Bond Fund ("Maryland Municipal Bond Fund"), Nations North Carolina Municipal Bond Fund ("North Carolina
Municipal Bond Fund"), Nations South Carolina Municipal Bond Fund ("South Carolina Municipal Bond Fund"), Nations Tennessee Municipal Bond Fund ("Tennessee Municipal Bond Fund"), Nations Texas Municipal Bond Fund ("Texas Municipal Bond Fund"), and Nations Virginia Municipal Bond Fund ("Virginia Municipal Bond Fund") (collectively, "Non-Money Market Funds," and with the Money Market Funds, the "Funds"). The Florida Intermediate Municipal Bond Fund, Georgia Intermediate Municipal Bond Fund, Maryland Intermediate Municipal Bond Fund, North Carolina Intermediate Municipal Bond Fund, South Carolina Intermediate Municipal Bond Fund, Tennessee Intermediate Municipal Bond Fund, Texas Intermediate Municipal Bond Fund and Virginia Intermediate Municipal Bond Fund are sometimes collectively referred to herein as the ("State Intermediate Municipal Bond Funds").

The Florida Municipal Bond Fund, Georgia
Municipal Bond Fund, Maryland Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, Tennessee Municipal Bond Fund, Texas Municipal Bond Fund and Virginia Municipal Bond Fund are sometimes collectively referred to herein as the ("State Municipal Bond Funds"). The Disciplined Equity Fund was formerly called "Nations Special Equity Fund." The Trust A Shares and Trust B Shares of the Funds are sometimes collectively referred to as "Trust Shares." The Investor A, Investor B, Investor C, Investor D and Investor N Shares of the Funds are sometimes collectively referred to as "Investor Shares."

      Much of the information contained in this SAI expands upon subjects discussed in the Prospectuses. No investment in Trust Shares or Investor Shares should be made without first reading the related Prospectuses.


                         FUND TRANSACTIONS AND BROKERAGE


      Subject to the general supervision of the Board of Trustees, the Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Funds.


      Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment of brokerage commissions which are generally fixed.

      Transactions in both foreign and domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Trust, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances in which better prices and execution are available elsewhere.

      Securities purchased and sold by the Non-Money Market Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.


      The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the Fund's interests.

      In executing portfolio transactions and selecting brokers or dealers, the Adviser will seek to obtain the best overall terms available for each Fund. In assessing the best overall terms available for any transaction, the Adviser shall consider factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific  transaction and on a continuing  basis.  The
Adviser may cause a Fund to pay a broker/dealer   which  furnishes
brokerage and research services a higher commission than that which might be charged by another broker/dealer for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker/dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Adviser. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond, and government securities markets and the economy.

      Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Adviser and does not reduce the advisory fees payable by the Funds. The Board of Trustees will periodically review the commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.


      Under Section 28(e) of the Securities Exchange Act of 1934, an adviser shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of
Section 28(e), an adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide an adviser with lawful and appropriate assistance in the performance of its investment decision-making responsibilities." Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.


      Broker/dealers utilized by the Adviser may furnish statistical, research and other information or services which are deemed by the Adviser to be beneficial to the Funds' investment programs. Research services received from brokers supplement the Adviser's own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; portfolio management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Adviser and to the Trust's Trustees with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

The outside research assistance is useful to the Adviser since the brokers utilized by the Adviser as a group tend to follow a broader universe of securities and other matters than the staff of the Adviser can follow. In addition, this research provides the Adviser with a diverse perspective on financial markets. Research services which are provided to the Adviser by brokers are available for the benefit of all accounts managed or advised by the Adviser. In some cases, the research services are available only from the broker providing such services. In other cases, the research services may be obtainable from alternative sources in return for cash payments. It is the opinion of the Adviser that because the broker research supplements rather than replaces their research, the receipt of such research does not tend to decrease their expenses, but tends to improve the quality of their investment advice. However, to the extent that the Adviser would have purchased any such research services had such services not been provided by brokers, the expenses of such services to the Adviser could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the Adviser with clients other than the Funds. Similarly, any research services received by the Adviser through the placement of portfolio transactions of other clients may be of value to the Adviser in fulfilling its obligations to the Funds. It is the opinion of the Adviser that this material is beneficial in supplementing their research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Adviser's investment advice. The advisory fees paid by the Trust are not reduced because the Adviser receives such services.

      Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's clients, including the Funds.

      The Trust will not execute portfolio transactions through, or purchase or sell portfolio securities from or to the distributor, the Adviser, the administrator, or the co-administrator, or their affiliates acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by the Securities and Exchange Commission (the "SEC"). In addition, the Trust will not give preference to correspondents of NationsBank N.A. (Carolinas) ("NationsBank") or its affiliates with respect to such transactions or securities. (However, the Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with NationsBank or its affiliates, and to take into account the sale of Fund shares if the Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.) In addition, a Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the distributor, the Adviser, administrator, or the co-administrator, or any of their affiliates, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Funds may be at a disadvantage because of these limitations in comparison with other investment companies which have similar investment objectives but are not subject to such limitations.


      Certain affiliates of NationsBank Corporation and its subsidiary banks may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds purchased by the Tax Exempt

Fund, the Municipal Income Fund, the Short-Term Municipal Income Fund, the Intermediate Municipal Bond Fund, the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds (the "Tax-Free Bond Funds"). NationsBank or certain of its affiliates may serve as trustee, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of municipal securities. Under certain circumstances, the Tax-Free Bond Funds may purchase municipal securities from a member of an underwriting syndicate in which an affiliate of NationsBank is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under The Investment Company Act of 1940 (the "1940 Act"), and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to such Rule.

      Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Each of the Funds may purchase securities from underwriting syndicates of which NationsBank or any of its affiliates is a member under certain conditions, in accordance with the provisions of a rule adopted under the 1940 Act and any restrictions imposed by the Board of Governors of the Federal Reserve System.

      NationsBank has agreed to maintain its policy and practice of conducting its trust department independently of its commercial department. In making investment recommendations for the Funds, trust department personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale for those Funds' accounts are customers of the commercial department. In dealing with commercial customers, the commercial department will not inquire or take into consideration whether securities of those customers are held by the Trust.


      Investment decisions for each Fund are made independently from those for the Trust's other investment portfolios, other investment companies, and accounts advised or managed by the Adviser. Such other investment portfolios, investment companies, and accounts may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Funds and another investment portfolio, investment company, or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to each Fund and such other investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment portfolios, investment companies, or accounts in executing transactions. During the fiscal years ended November 30, 1992, 1993 and 1994, the Value Fund paid aggregate brokerage commissions of $0, $0 and $0 respectively. During the period from commencement of operations through November 30, 1992, the Capital Growth Fund and the Balanced Assets Fund each paid aggregate brokerage commissions of $0 and $0 and for the fiscal year ended November 30, 1994 the funds paid $16,240 and $23,271, respectively, to Dean Witter. The Florida Intermediate Municipal Bond Fund, North Carolina Intermediate Municipal Bond Fund, Texas Intermediate Municipal Bond Fund, Emerging Growth Fund, Special Equity Fund, Intermediate Municipal
Bond Fund, Short-Term Municipal Income Fund, Equity Index Fund and the State Municipal Bond Funds had not commenced operations by the fiscal year ended November 30, 1992 and therefore also paid no brokerage commissions.  During the fiscal years ended  November 30, 1992,  1993 and 1994,  no Fund (except  Nations Balanced Assets,  Nations Emerging
Growth and Nations Disciplined Equity Funds, which paid $312, $7,698 and $280, respectively, to Dean Witter) paid brokerage commissions to NationsBank, the distributor, or their affiliates.

      The portfolio turnover rates described in the Prospectuses are calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. Fund turnover may vary greatly from year to year as well as within a particular year, and may also be affected by the cash requirements for redemptions of shares and by requirements which enable a Fund to receive certain favorable tax treatment. Fund turnover will not be a limiting factor in making portfolio decisions.


                   ADDITIONAL INFORMATION ON FUND INVESTMENTS

Asset Backed Securities

      In General. Asset Backed Securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset Backed Securities consist of both mortgage and non-mortgage backed securities. Interests in pools of these assets differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Instead, Asset Backed Securities provide periodic payments which generally consist of both interest and principal payments.

      The life of an Asset Backed Security varies depending upon rate of the prepayment of the underlying debt instruments. The rate of such prepayments will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, Asset Backed Securities are not as effective in locking in high, long-term yields. Conversely, in periods of sharply rising rates, prepayments are generally slow, increasing the security's average life and its potential for price depreciation.

      Mortgage Backed Securities. Mortgage backed securities represent an ownership interest in a pool of residential mortgage loans, the interest in which is in most cases issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself.

      Mortgage pass-through securities may represent participation interests in pools of residential mortgage loans originated by U.S. governmental or private lenders and guaranteed, to the extent provided in such securities, by the U.S. Government or one of its agencies, authorities or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates.
Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments
(including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

      The guaranteed mortgage pass-through securities in which a Fund may invest may include those issued or guaranteed by Government National Mortgage Association ("GNMA"), by Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). Such Certificates are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Such mortgage loans may have fixed or adjustable rates of interest. Each mortgage loan included in the pool is either insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA").

      The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return on the greater part of principal invested far in advance of the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee.

      As the prepayment rates of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA indicate that the average life of a single-family dwelling mortgage with a 25- to 30-year maturity, the type of mortgage which backs most of GNMA Certificates, is approximately 12 years. It is therefore customary practice to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

      As a consequence of the fees paid to GNMA and the issuer of GNMA Certificates, the coupon rate of interest of GNMA Certificates is lower than the interest paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates.

      The yield which will be earned on GNMA Certificates may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to the Fund.

      Due to the large numbers of GNMA Certificates outstanding and active participation in the secondary market by securities dealers and investors, GNMA Certificates are highly liquid instruments.

      Mortgage backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government.

      Collateralized mortgage obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as "Mortgage Assets"). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references herein to CMOs will include multi-class pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distribution on the multi-class pass-through securities.

      Moreover, principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis.

      Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

      Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. A Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. Government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A Fund will only invest in SMBS whose mortgage assets are U.S.
Government obligations.

      A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates. Because SMBS were only recently introduced, established trading markets for these securities have not yet been developed.


       The average life of mortgage backed securities varies with the maturities of the underlying mortgage instruments, which have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments, mortgage refinancings, or foreclosures. The rate of mortgage prepayments, and hence the average life of the certificates, will be a function of the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. Estimated average life will be determined by the Adviser and used for the purpose of determining the average weighted maturity of the Funds.

      Non-Mortgage Asset Backed Securities. Non-mortgage asset backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

      Non-mortgage backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. In addition, such securities generally will have remaining estimated lives at the time of purchase of five years or less.

      The purchase of non-mortgage backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue Asset Backed Securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the Asset Backed Securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the larger number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the Asset Backed Securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the Asset Backed Securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related Asset Backed Securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other Asset Backed Securities, credit card receivables are unsecured obligations of the card holder.


      The development of non-mortgage backed securities is at an early stage compared to mortgage backed securities. While the market for Asset Backed Securities is becoming increasingly liquid, the market for mortgage backed securities issued by certain private organizations and non-mortgage backed securities is not as well developed. As stated above, the

Adviser, as adviser to
each Fund,  intends to limit its purchases of mortgage backed  securities issued
by  certain  private   organizations  and  non-mortgage   backed  securities  to
securities that are readily marketable at the time of purchase.


Commercial Instruments

      Commercial Instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or by foreign corporations and foreign commercial banks.

      Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objectives. In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by these Funds as previously described.


      Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. While some of these notes are not rated by credit rating agencies, issuers of variable rate master demand notes must satisfy the Adviser that criteria similar to the following are met; (a) if rated by at least two Nationally Recognized Statistical Rating Organizations ("NRSROs"), the instruments are rated in the highest rating category for short-term obligations given by such organizations, or if only rated by one such organization, are rated in the highest rating category for short-term debt obligations given by such organization; or (b) if not rated are (i) comparable in priority and security to a class of short-term instruments of the same issuer that has such rating(s), or (ii) of comparable quality to such instruments as determined by the Board of Trustees on the advice of the Adviser. Variable rate instruments acquired by a Fund will be rated at a level consistent with such Fund's investment objective and policies of high quality as determined by a major rating agency or, if not rated, will be of comparable quality as determined by the Adviser. Substantial holdings of variable rate instruments could reduce portfolio liquidity.

      Variable and floating rate instruments are unsecured instruments that permit the indebtedness thereunder to vary. While there may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund, a Fund may, from time to time as specified in the instrument, demand payment of the principal or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of an instrument if the issuer defaulted on its payment obligation or during periods when a Fund is not entitled to exercise its demand rights, and a Fund could, for these or other reasons, suffer a loss. The instruments are not typically rated by credit rating agencies, but issuers of variable and floating rate instruments must satisfy similar criteria to that set forth above for issuers of commercial paper. A Fund may invest in variable and floating rate instruments only when the Adviser deems the investment to involve minimal credit risk. If such instruments are not rated, the Adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers of such instruments and will continuously monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, an instrument will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period specified in the instrument.

Repurchase Agreements

      The repurchase price under the repurchase agreements described in the Prospectuses generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Trust's custodian, or a sub-custodian, in a segregated account or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Trust under the 1940 Act.

Reverse Repurchase Agreements


      At the time a Fund enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds' use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if the Funds do not establish and maintain a segregated account (as described above). In addition, some or all of the proceeds received by a Fund from the sale of a portfolio instrument may be applied to the purchase of a repurchase agreement. To the extent the proceeds are used in this fashion and a common broker/dealer is the counterparty on both the reverse repurchase agreement and the repurchase agreement, the arrangement might be recharacterized as a swap transaction. Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Funds' asset coverage and other factors at the time of a reverse repurchase, the Funds may not establish a segregated account when the Adviser believes it is not in the best interests of the Funds to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.


Lending Securities

      When a Fund lends its securities, it continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the investment of the cash loan collateral which will be invested in readily marketable, high quality, short-term obligations. Although any voting rights, or rights to consent, that may be attendant to securities on loan, pass to the borrower, such loans may be called at any time. Securities on loan that have voting rights will be called so that they may be voted by the Fund if a material event affecting the investment is to occur.

American Depositary Receipts

      The Non-Money Market Funds (consistent with their investment policies and objectives) may invest in American Depositary Receipts ("ADRs"), which are receipts issued by an

American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. The prices of ADRs are denominated in U.S. dollars; the underlying security may be denominated in a foreign currency. The underlying security may be subject to foreign government taxes which would reduce the yield on such securities. Investments in such securities also involve certain inherent risks, including those set forth in the Prospectuses for the Funds under "Appendix A -- Foreign Securities."

Futures, Options and Other Derivative Instruments

      Certain of the Funds may purchase put and call options which are traded on a national securities exchange in an amount not exceeding 5% of its net assets. Such options may relate to particular securities or to various stock or bond indices. Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amount paid as premiums to the writer of the option.


      Futures Contracts and Related Options. In addition, the Adviser may determine that it would be in the interest of a Fund to purchase or sell futures contracts, or options thereon, as a hedge against changes resulting from market conditions in the value of the securities held by one of the Funds, or of securities which one of them intends to purchase. For example, a Fund may enter into transactions involving a stock or bond index futures contract, which is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the common stocks or bonds included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks or bonds in the index is made. During the coming fiscal year, each of these Funds intends to limit its transactions in futures contracts and options thereon so that: (i) no more than 5% of a Fund's total assets would be committed to initial margin deposits or premiums on such contracts and (ii) immediately after entering into such contracts, no more than 30% of a Fund's total assets would be represented by such contracts.


      Options Trading. Call options written by a Fund give the holder the right to buy the underlying securities from the Fund at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Put options give the holder the right to sell the underlying securities to the Fund during the term of the option at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Call options are "covered" by a Fund, for example, when it owns the underlying securities and put options are "covered" by the Fund, for example, when it has established a segregated account of cash, cash equivalents or securities which can be liquidated promptly to satisfy any obligation of a Fund to purchase the underlying securities. A Fund also may write combinations of puts and calls on the same underlying security.

      A Fund will receive a premium from writing a put or call option, which increases the gross income of a Fund in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

      A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which the Fund purchases an option having the same terms as the option written. It is possible, however, that illiquidity in the options markets may make it difficult from time to time for a Fund to close out its written option positions.

      A Fund also may purchase put or call options in anticipation of changes in interest rates which may adversely affect the value of its portfolio or the prices of securities that the Fund wants to purchase at a later date. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option and, unless the price of the underlying security changes sufficiently, the option may expire without value.

      A Fund may write and purchase options on securities both for hedging purposes and in an effort to increase current income. Options on securities that are written or purchased by a Fund will be traded on U.S. and foreign exchanges and over-the-counter.

      The staff of the SEC has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed applicable limitations on the amount of a Fund's assets that may be invested in illiquid securities. The Adviser intends to limit a Fund's writing of over-the-counter options in accordance with the following procedure. Each Fund intends to write over-the-counter options only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. Also, the contracts which a Fund has in place with such primary dealers will provide that the Fund has the absolute right to repurchase an option it writes at any time at a price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula in the contract. Although the specific formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by a Fund for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount that the option is in-the-money). The formula also may include a factor to account for the difference between the price of the security and the strike price of the option if the option is written out-of-the-money. A Fund will treat all or a part of the formula price as illiquid for purposes of the applicable SEC test regarding illiquid securities.

      As stated in the related Prospectuses, each Fund may purchase put and call options listed on a national securities exchange. This is a highly specialized activity which entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and a writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Put and call options purchased by a Fund will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.


      A Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price, and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. A Fund will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Fund to make a closing purchase transaction in order to close out its position.


      When a Fund writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. Any gain on a covered call option may be offset by a decline in the market price of the underlying security during the option period. If a covered call option is exercised, the Fund may deliver the underlying security held by it or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss. If a secured put option is exercised, the amount paid by the Fund involved for the underlying security will be partially offset by the amount of the premium previously paid to the Fund. Premiums from expired options written by a Fund and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

      Futures Contracts. A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or, in the case of futures contracts on indices of securities, for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which, in the case of the majority of interest rate futures contracts, the fixed income securities underlying a contract are delivered by the seller and paid for by the purchaser, or on which, in the case of a stock index futures contract, an amount equal to a dollar amount multiplied by the difference between the value of a stock index at the close of the last trading day of the contract and the value of such index at the time the futures contract was originally entered into is settled between the purchaser and seller in cash. The purchase or sale of a futures contract differs from the purchase or sale of a security in that no purchase price is paid or received at the time the contract is entered into. Instead, an amount of cash or cash equivalents, the value of which may vary but is generally equal to 2% or less of the value of the contract, must be deposited with the broker as initial deposit or "margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as "marking to the market."

      At any time prior to the expiration of a futures contract, a trader may elect to close out a Fund's position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the initial position. At that time, a final determination of variation margin is made and any loss experienced by a party is required to be paid to the exchange clearing corporation, while any profit due to a party must be delivered to it.

      Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

      Options on Futures Contracts. An option on a futures contract gives the purchaser (the "holder") the right, but not the obligation, to enter into a "long" position in the underlying futures contract (i.e., a purchase of such futures contract) in the case of an option to purchase (a "call" option), or a "short" position in the underlying futures contract (i.e., a sale of such futures contract) in the case of an option to sell (a "put" option), at a fixed price (the "strike price") up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the "premium." The maximum amount of risk the purchase of the option assumes is equal to the premium plus related transaction costs, although this entire amount may be lost. Upon exercise of the option by the holder, the exchange clearing corporation establishes a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

      An option, whether based on a futures contract, a stock index or an equity security, becomes worthless to the holder when it expires. A position in an option may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction subject to the availability of a secondary market, which is the purchase or sale of an option of the sameseries (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the party's profit or loss on the transaction.


      The use of futures contracts and options does involve certain transaction costs and risks. A Fund's ability effectively to hedge all or a portion of its portfolio through transactions in futures, options on futures or options on stock indices depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlate with movements in the value of the relevant portion of the Fund's holdings. The trading of futures and options on indices involves the additional risk of imperfect correlation between movements in the futures or option price and the value of the underlying index. While a Fund will establish a future or option position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by a Fund, which could require such Fund to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. Investments in futures contracts on fixed income securities and related indices involve the risk that if the Adviser's investment judgment concerning the general direction of interest rates is incorrect, a Fund's overall performance may be poorer than if it had not entered into any such contract. Income earned from transactions in futures contracts and options thereon would be treated in part as a short-term, and in part as a long-term, capital gain and, if not offset by net realized capital losses, generally would be subject to Federal income taxes.


When-Issued Purchases and Forward Commitments

      A Fund may agree to purchase securities on a when-issued basis or enter into a forward commitment to purchase securities. When a Fund engages in these transactions, its custodian will set aside cash, U.S. government securities or other high quality debt obligations equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be adversely affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its assets. In the case of a forward commitment to sell portfolio securities, the Fund's custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding.

      A Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss.

      When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

      The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the net asset value of a Fund starting on the date the Fund agrees to purchase the securities. The Fund does not earn dividends on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets. Fluctuations in the value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.

Municipal Securities

      Generally. The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

      Municipal securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

      Municipal securities may include variable or floating rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.


      Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. Where necessary to ensure that an instrument is of comparable "high quality," a Fund will require that an issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.

      Municipal securities may include participations in privately arranged loans to municipal borrowers, some of which may be referred to as "municipal leases." Generally such loans are unrated, in which case they will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable.


      Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a "non-appropriation" lease, the Funds' ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property in the event foreclosure might prove difficult.


      The Funds will not invest more than 5% of their total investment assets in lease obligations that contain "non-appropriation" clauses where (1) the nature of the leased equipment or property is such that its ownership or use is essential to a governmental function of the municipality, (2) the lease payments will commence amortization of principal at an early date resulting in an average life of seven years or less for the lease obligation, (3) appropriate covenants will be obtained from the municipal obligor prohibiting the substitution or purchase of similar equipment if lease payments are not appropriated, (4) the lease obligor has maintained good market acceptability in the past, (5) the investment is of a size that will be attractive to institutional investors, and
(6) the underlying leased equipment has elements of probability and/or use that enhance its marketability in the event foreclosure on the underlying equipment were ever required. The Funds have not imposed any percentage limitations with respect to their investment in lease obligations not subject to the "non-appropriation" risk. To the extent municipal leases are illiquid, they will be subject to each Fund's limitation on investments in illiquid securities. Recovery of an investment in any such loan that is illiquid and payable on demand may depend on the ability of the municipal borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless a Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Adviser will establish procedures to monitor the credit standing of each such municipal borrower, including its ability to meet contractual payment obligations.

      In evaluating the credit quality of a municipal lease obligation and determining whether such lease obligation will be considered "liquid," the Adviser for each Fund will consider:

(1) whether the lease can be cancelled; (2) what  assurance  there is
that the assets  represented by the lease can         be sold;  (3) the
strength of the lessee's general credit (e.g., its debt, administrative, economic, and financial characteristics); (4) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of non-appropriation"); and (5) the legal recourse in the event of failure to appropriate.

      Municipal securities may include units of participation in trusts holding pools of tax-exempt leases. Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying municipal security. To the extent that municipal participation interests are considered to be "illiquid securities," such instruments are subject to each Fund's limitation on the purchase of illiquid securities. Municipal leases and participating interests therein, which may take the form of a lease or an installment sales contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Interest payments on qualifying leases are exempt from Federal income taxes.

      In addition, certain of the Funds may acquire "stand-by commitments" from banks or broker/dealers with respect to municipal securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified Municipal Securities at a specified price. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.


      Although the Funds do not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in municipal securities the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of a Fund's total assets are invested in Municipal Securities that are payable from the revenues of similar projects, a Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.


      There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of nationally recognized statistical rating organizations represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate, and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by that Fund. The Adviser will consider such an event in determining whether a Fund should continue to hold the obligation.


      Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from regular Federal income tax or state income tax are rendered by counsel to the issuer or bond counsel at the time of issuance. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of Municipal Securities or the bases for opinions relating to the validity of such issuance.


      The payment of principal and interest on most securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. Each state, each of their political subdivisions, municipalities, and public authorities, as well as the District of Columbia, Puerto Rico, Guam, and the Virgin Islands are a separate "issuer" as that term is used in the Prospectuses and this SAI. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

      Although the Municipal Income Fund and the State Municipal Bond Funds invest primarily in Municipal Securities with long-term maturities, the Intermediate Municipal Bond Fund and the State Intermediate Municipal Bond Funds invest primarily in Municipal Securities with intermediate-term maturities, they may also purchase short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes, and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. The State Intermediate Municipal Bond Funds may also invest in long-term tax-exempt instruments.

      Certain types of Municipal Securities (private activity bonds) have been or are issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities, and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Private activity bonds are also issued for privately held or publicly owned corporations in the financing of commercial or industrial facilities. Most governments are authorized to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

      From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on Municipal Securities. Moreover, with respect to Municipal Securities issued by Florida, Georgia, Maryland, North Carolina, South Carolina, Tennessee, Texas, or Virginia issuers, the Trust cannot predict which legislation, if any, may be proposed in the state legislatures or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities generally, or Florida, Georgia, Maryland, North Carolina, South Carolina, Tennessee, Texas, or Virginia Municipal Securities specifically, for investment by one of these Funds and the liquidity and value of such portfolios. In such an event, a Fund impacted would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

      The following information relating to the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds supplements information relevant to each of those Funds in the related Prospectuses.

      Florida. Florida's population has grown rapidly in the past forty years. The attractiveness of the climate and natural amenities have made the state an ideal location for tourism, retirement and agriculture. In recent decades, economic diversification has made the state more attractive to younger working households, particularly during the 1970s and 1980s. Military and defense spending has fueled this diversification as well as the aerospace industry, laser optics research, computer manufacture and international trade and commerce. As a result, Florida is now the fourth most populous state with a population as of April 1, 1992 of 13,608,627.

      The 1993 defense base closure and realignment process impacted Florida. This was the second of three realignment phases planned to occur. Over the next five years 12,000 military and civilian defense jobs will be lost statewide. The economic ripple effect will likely cause an additional 6,000 losses over the same period. The third and final realignment phase will occur in 1995. Nationally, the 1995 round is similar in size and scope to the 1993 round. Because of the depth of the 1993 cuts and some positive realignments in 1995 Florida is expected to be less severely impacted in 1995, but not immune. Key facilities in Pensacola and Jacksonville will be retained in 1995.

      The health of the national economy plays an important role in Florida's fiscal soundness and economic development. During periods of strong national expansion Florida's population growth has exceeded 400,000 per year. In previous recessions, population growth has slowed to 120,000 per year. However, in the 1991 recession, population growth slowed only to 258,000 annually.

      Part of the appeal of Florida is the lack of a statewide personal income tax. There is a corporate income tax, however, as well as state intangibles taxes, ad valorem and sales and use taxes, though these tax rates are very competitive with or lower than most other states. Under Florida law the state is required to maintain a balanced budget. Since much of the State's revenue is derived from sales taxes or is growth related, budgetary shortfalls can occur during periods of economic recession. This occurred in 1991 in Florida. In fact, State general revenue shortfalls reached $1.4 billion between fiscal years 1989-90 and 1990-91. Increasing services are continually required to keep up with the increasing demand, caused by the state's rapid population growth. The state legislature has ratified a new budget for fiscal year 1992-93 which has been signed by the Governor. The new budget includes tax increases of $298 million. This amount is well below the $1.5 billion increase proposed by the Governor as he deemed necessary to restore earlier shortfalls. In addition, the end of the recession has brought strengthening state revenues temporarily easing the budget predicament. The tension, however, between increasing population growth based demand and budget constraints will continue through 1995 and is exacerbated by health care reform costs. Federal cutbacks and disaster related insurance costs have also increased.

      With increasing demands for services and comparatively low taxes, Florida has experienced a rapid growth in the volume of bond debt. Much of this debt has been incurred at the local level. As of the end of September 1992, outstanding bond debt of local governments was just under $10.6 billion, approximately $781 per capita. As of 1992, there was approximately $912 per capita in state long-term debt. This compares favorably with other states which average nearly $1,461 per capita for state debt alone.

      Part of the focus on needs and services at the state level comes from the philosophy behind Florida's growth management legislation, passed in 1985. This legislation recognized the need to preserve Florida's unique quality of life in the face of rapid growth and development and expanding demands for physical infrastructure and social services. One of the key components of this legislation is a rule requiring infrastructure be in place concurrent with new development. In addition, the growth management legislation gave rise to the designation of developable urban areas through an update of all local land use plans, a policy to discourage urban sprawl and a program to purchase environmentally sensitive lands.

      The Growth Management Act of 1985 and the concurrency rule has affected Florida's economic growth and development in some regions of the state and could continue to impact the economy in the future. In addition, the location of new development will be more carefully scrutinized with respect to environmental sensitivity and natural resource limitations. Growth management legislation will affect all areas of the state with varying degrees of impact depending on the specific local conditions such as, existing infrastructure capacity, local environmental constraints, and limitations on natural resources such as potable water and habitat preservation. Having now experienced ten years under growth management rules, it appears that The Growth Management Act of 1985 has, on balance, been beneficial. Growth management has helped improve quality of life, ease infrastructure shortfalls and focused the State agenda on preserving quality of life through growth management regulation and other state funded environmental land preservation programs.

      At the regional level, local economies within Florida perform differently according to their urban or rural qualities and level of economic diversification. The spectrum of local economies spans dense urban centers such as Miami and Tampa to rural agricultural regions of citrus, cattle ranching and sugar cane production.

      Southeast Florida includes Miami, Fort Lauderdale, West Palm Beach and the Florida Keys. This area is highly urban and economically diverse. Tourism, retirement, high technology computer manufacture, medical industries, international trade, winter vegetable crops and sugar cane production are the prominent features of this regional economy. With just under one-third of the state's population, this area bore the brunt of the 1991 recession, accounting for nearly half of all job losses statewide. This vulnerability came about because of the nature of the recession which disproportionately affected airlines, banking, retail and construction industries, all of which are over-represented in the Southeast Florida economy. Hurricane Andrew struck south Dade County in fall 1992, on the heels of the recession. Some 80,000 homes were destroyed along with local businesses. During the three years since the hurricane approximately 70 to 80 percent of the homes have been restored or are in the reconstruction process. The restoration and rebuilding process though has now slowed and many of those homes damaged but not yet rebuilt may not be restored or are being sold at low prices for future redevelopment potential. Many of these residents have permanently left the area. Over the long term, the effects of the hurricane may speed the suburbanization of the area as agriculture diminishes due to environmental preservation constraints and redevelopment opportunities are presented.

      In Broward and Palm Beach Counties, in particular, growth management's concurrency requirements have played a significant role in limiting economic expansion as compared with other regions of the state because of the lack of infrastructure capacity. Community consensus based long range planning efforts recently have been undertaken in northern Palm Beach County. These efforts, while unlikely to promote growth and development in the area, are a recognition of the pause in growth that has occurred. More recently improved infrastructure and access in Southwest Broward has fueled development there.

      Southwest Florida has emerged as a strong growth market. Traditionally very retirement oriented, the region's economy has begun to diversify through increased employment opportunities and migration southward of citrus production. Increased employment opportunity has occurred due to the overall size of the market and improvements in infrastructure capacity, notably the completion of Interstate 75 in Collier County and the Southwest Regional Airport located in Fort Myers. The improved transportation access also has helped tourism and as a result indirectly buoyed population growth rates by providing exposure and increased awareness of the region as a retirement destination among visitors. An important component to economic expansion and diversity has also been planned and approved. The State of Florida has committed to building its tenth public university in Lee County, nearby the Fort Myers airport. The university will accommodate 10,000 students within a decade and provide opportunities for synergy between industry and education. Finally, recent updates to the Lee County comprehensive plan have been beneficial with respect to growth management and policy revisions that are more accommodating of future growth and development.

      Central Florida is a premier world-class resort/vacation destination. The presence of Disney World, studio theme parks and other tourist oriented recreational parks drives the Central Florida economy. While the size of the market has grown rapidly, the economy has not become more diverse and is dependent on tourism and population growth. The tourism industry though has been more stable over the past three decades than either the manufacturing or services section. Two additional local industry concentrations, the laser/optical research node and motion picture industries are helping to diversify the local economy. Universal Studios has announced an expansion of its motion picture and theme park facilities. Expansion will begin in 1995 and employ an additional 14,000 workers when completed. Disney World has also announced the construction of its fourth theme park covering 500 acres and an opening is expected by 1999. Strong growth in the tourism industry and large land areas available for expansion suggest this region will lead the State in population growth through the mid-1990s. Significant improvements in infrastructure capacity are also occurring. The completion in 1993 of the 26 mile Southern Connector expressway, a high speed airport connector and eastern beltway extension all have major and positive local impacts. The Orlando International Airport has planned the addition of a fourth runway and a fourth terminal building. These improvements will offset the effects of the closure of the Orlando Naval Training Center. Closure of the base represents the state's largest negative impact from the 1993 defense realignment process with a loss of 10,000 military and civilian defense jobs over the next five years, plus an estimated 5,000 loss due to the economic ripple effect. A very strong base re-use program has been put in place and has already successfully attracted new permanent employment.

      North  Florida is rural in many  areas.  Jacksonville  is the major  North
Florida city. The local economy is dominated by the logging and paper industries, defense and retirement. The insurance industry also has a strong presence in Jacksonville. Growth in North Florida peaked in the mid-1980s, coinciding with military defense buildup, prior to the full implementation of growth management legislation. As the defense industry has shrunk, population growth has slowed. With its rural nature, relatively small ad valorem tax base, heavy dependence on defense and logging, this region is vulnerable to prolonged economic sluggishness. The 1993 defense realignment process resulted primarily in the closure of the Naval Air Station Cecil Field and an increase in force at Naval Station Mayport. The net result is an anticipated loss of 5,800 jobs from both direct and ripple effects. The 1995 realignment round has initially recommended the net gain of 2,000 military and civilian positions.

      The Florida Panhandle is quite rural with reliance on tourism, defense and state government for employment opportunities. This area of the state has the lowest per capita incomes and the smallest volume of population growth. With the uncertainty of State budget funding in recent years and continuing defense cutbacks, strong growth in this region of the state is not expected. Coastal counties, however, remain attractive to continued economic development because of the pristine beaches along the Gulf of Mexico. The 1993 defense base closure process will result in a net economic gain for the region. Large scale realignment at Naval Air Station Pensacola will offset the closure of the Naval Aviation Depot then resulting in the net gain of 11,000 direct and indirect jobs over the next five years. There will be little net effect on the region from the 1995 round of base closures.

      In general, pursuant to the Florida Constitution and certain statutory provisions, there are two basic types of obligations that may be issued in the State of Florida: general obligation bonds and revenue bonds.

      General obligation bonds are also known as full faith and credit bonds because their repayment is based on the general credit and taxing power of the borrowing government. The ad valorem tax is the most common source of revenue pledged for the repayment of general obligation bonds. Being tax-supported, general obligation bonds are typically used to finance the capital portion of tax supported general purpose governmental projects, with public buildings, roads, criminal justice facilities, and schools being the most common. Only units of local government with taxing power can levy and collect ad valorem taxes. The State of Florida has no ad valorem taxing power. General obligation bonds payable from ad valorem taxes and maturing more than twelve months (other than certain refunding bonds) after issuance may be issued to finance capital projects authorized by law and only if the issuance of such bonds is approved by the qualified electors.

      Revenue bonds are obligations of a unit of government payable solely from the revenues of a particular enterprise, such as a water and sewer system, or from the revenues derived from a particular facility or user, or from non-ad valorem revenues, such as the sales tax, or from other special funds authorized to be pledged as additional security. Revenue bonds may also be payable from non-specific revenues budgeted each year by the issuer. Unlike general obligation bonds, revenue bonds do not constitute a debt of the issuing unit or a pledge of its faith and credit, and they are not backed by the issuer's taxing power.

      A test was developed by the Florida Supreme Court for analyzing the constitutional ability of an issuer to issue revenue bonds where a significant portion of the proceeds would be used for private or non-governmental benefit. Generally, these types of securities are referred to as industrial revenue bonds or private activity bonds. Unless a particular use for the proceeds of a private activity bond has been constitutionally or legislatively sanctioned (such as multifamily and single family housing revenue bonds) or tested in the courts, a determination must be made that the project to be financed with the proceeds of the private activity bond will serve a paramount public purpose. The paramount public purpose doctrine is designed to protect public funds from being exploited in assisting or promoting private ventures when the public would be, at the most, only incidentally benefited.

      Generally, an issuer may pledge something less than all of its available non-ad valorem revenues without voter approval, subject to the parameters established by the Florida Supreme Court. The Florida Supreme Court, in Volusia
v. State, 417 So.2d 968 (Fla. 1982), refused to validate capital improvement bonds which were to be used for the construction of a new jail and which were secured by a pledge of all legally available, unencumbered revenues of the county other than its ad valorem taxes, and by a further pledge to maintain the programs and projects from which the unencumbered revenues were derived. The Court held that the practical effect of such a pledge was to require increased ad valorem taxes. The Court reasoned that a general pledge of all available non-ad valorem revenues and the covenant by the issuer to maintain the source of such non-ad valorem revenues was thought to have more than a mere incidental affect on the ad valorem taxing power of an issuer, and therefore a bond referendum would be required. The Florida Supreme Court, in State v. Brevard County, 539 So.2d 461 (Fla. 1989), however, confirmed a lower court bond validation where a county's obligations to make payments under a lease-purchase arrangement were to be secured solely by non-ad valorem revenues budgeted for such purpose during any fiscal year. The arrangement did not violate the State Constitutional provision requiring voter approval in issuing the certificates of indebtedness since the County did not also covenant to maintain the programs and projects from which the non-ad valorem revenues were to be derived.

      The Florida courts have validated debt obligations commonly referred to as certificates of participation or "COPS." In a typical COPS transaction, the issuer leases either real or personal property from a special purpose corporation. The special purpose corporation assigns its rights to the lease payments to a corporate trustee who in turn issues certificates evidencing an undivided proportionate interest of the owners of such certificates to receive the lease payments. The lease payments made by the issuer may be derived from both ad valorem and non-ad valorem revenues of the issuer. Although ad valorem taxes can be used to make the lease payments, the Florida Supreme Court has held that a referendum is not required because the obligation to make lease payments is an annual obligation subject to renewal each year. If the issuing body elects not to renew its lease for the next succeeding year and therefore fails to appropriate the necessary moneys to make lease payments, the holders of the COPS would be limited to the remedies available under the lease. At least one Florida court has upheld the right of a governmental unit to not exercise the annual renewal option of its lease.

      When a mortgage, with a right of foreclosure, on real or personal property (owned by a unit of government) is given to secure a bond, the Florida courts have held that a pledge of such mortgage requires voter approval. In effect, ad valorem taxes are indirectly pledged because, as the Florida Supreme Court reasoned, the legislative body affected by such foreclosure might feel "morally compelled" to levy taxes to prevent the loss of assets through foreclosure. As a result, the majority of revenue bonds is sued in the State of Florida are not additionally secured by a mortgage on the governmental property being financed. This prohibition is applicable even if the issuer has no taxing power.

      In Florida, the Division of Bond Finance has authority over the issuance of State bonds pledging the full faith and credit of the State and the issuance of revenue bonds payable solely from funds derived from sources other than State tax revenues or rents or fees paid from State tax revenues.

      Pursuant to the Florida Constitution, moneys sufficient to pay debt service on State bonds must be appropriated as the same become due. Furthermore, to the extent necessary, all State tax revenues, other than trust funds, must be available for such appropriation purposes.

      At the November 1994 general election, voters in the State approved an amendment to the Florida Constitution limiting the amount of taxes, fees, licenses and charges imposed by the State and collected during any fiscal year to the amount of revenues allowed for the prior fiscal year, plus an adjustment for growth. Growth is defined as the amount equal to the average annual rate of growth in Florida personal income over the most recent twenty quarters times the State revenues allowed for the prior fiscal year. The revenues allowed for any fiscal year can be increased by a two-thirds vote of the State Legislature. The limit is effective starting with fiscal year 1995-1996. Any excess revenues generated will be deposited in the budget stabilization fund until it is fully funded and then refunded to taxpayers. Included among the categories of revenues which are exempt from the proposed revenue limitation, however, are revenues pledged to state bonds and charges for services imposed by local, regional or school district governing bodies.

      The total outstanding principal of State bonds pledging the full faith and credit of the State may not exceed fifty percent of the total tax revenues of the State for the two preceding fiscal years, excluding any tax revenues held in trust.

      State bonds pledging the full faith and credit of the State, except certain refunding bonds, generally may be issued only to finance or refinance the cost of State fixed capital outlay projects subject to approval by a vote of the electors. However, State bonds pledging the full faith and credit of the State may be issued without a referendum to finance the construction of air and water pollution control and abatement and solid waste disposal facilities to be operated by a political subdivision of the State or by an agency of the State.

      All forms of taxation other than ad valorem taxes are preempted to the State, except as provided by general law. The State is prohibited from collecting ad valorem taxes, which are taxes that are levied on real estate or tangible personal property.

      Revenue bonds may be issued by the State of Florida or its agencies without voter approval only to finance or refinance the cost of state capital projects payable solely from funds derived from sources other than state tax revenues or rents or fees paid from state tax revenues.

      Bonds issued pursuant to the State Bond Act must be validated in accordance with Florida Statutes. Once an issuer decides to finance a project with bonds issued pursuant to the State Bond Act, a bond validation proceeding is held in circuit court to determine whether the proposed bond issuance complies with Florida law. The court makes findings on the questions of whether the issuing body had the power to incur bonded debt and whether it exercised that power in accordance with the law. The court may not weigh the fiscal feasibility of the proposed bonds in the validation determination. The circuit court judgment is final on all matters, other than constitutional issues, raised at the validation hearing after time for appeal to the Supreme Court of Florida has elapsed. Refunding bonds and bonds issued to finance or refinance capital outlay projects for the system of public education are not required to be validated.

      The legislature has the power to confer on political subdivisions the power to issue bonds, notes and other forms of indebtedness, except as otherwise restricted by State and federal constitutional provisions, and such power is conferred on municipal corporations, cities, counties and a variety of other specially created districts and authorities. The bond validation process described above is also available to such units of local government. In most cases, bond validations are not statutorily mandated and many general obligation and revenue bond issues have not been validated.

      Generally, the Florida Constitution and Florida Statutes require that the budget of the State and that of the units of local government in the State be kept in balance from currently available revenues during each fiscal year. If revenues collected during a fiscal year are less than anticipated, expenditures must be reduced in order to comply with the balanced budget requirement.

      Florida Statutes provide for a Statewide maximum bond interest rate which is flexible with the bond market and from which are exempted bonds rated in one of the three highest ratings by nationally recognized rating services.
Nevertheless, upon request of a governmental unit, the State Board of Administration may authorize a rate of interest in excess of the maximum rate, provided relevant financial data and information relating to the sale of the bonds is submitted to the State Board.

      The Florida Sunshine Law, among other things, precludes public officials from meeting with respect to the issuance of bonds other than at duly noticed public meetings of the governmental entity. These provisions apply to all meetings of any board or commission of any State agency or authority, or of any county, municipal corporation, or political subdivision. No resolution, rule, or formal action is considered binding except as taken at such duly noticed public meetings.

      Georgia. On December 31, 1992, the state government of Georgia had the 46th lowest debt level per capita of all states in the United States, which is reflective of a very conservative fiscal approach taken by elected state officials, tempered during a three to four year economic slow-down. Typically, general obligation bonds of the state are issued pursuant to the powers granted under Article VII, Section IV of the Constitution of the State of Georgia (the "Georgia Constitution"), which provides that the bonds are the direct and general obligations of the state. The key language is provided under Article VII, Section IV, Paragraph VI of the Georgia Constitution which provides as follows:

        "The full faith, credit and taxing power of the state are hereby pledged to the payment of all public debt incurred under this article and all such debt and the interest on the debt shall be exempt from taxation (emphasis added). Such debt may be validated by judicial proceedings in the manner provided by law. Such validation shall be incontestable and conclusive."

The Georgia Constitution further mandates that the General Assembly "shall raise by taxation and appropriate each fiscal year . . . such amounts as are necessary to pay debt service requirements in such fiscal year on all general obligation debt." The Georgia Constitution further provides for the establishment of a special trust fund which is designated the "State of Georgia General Obligation Debt Sinking Fund" which is used for the payment of annual debt service requirements on all general obligation debt.

      There are debt limitations provided under Article VII, Section IV, Paragraph II(b)-(e) of the Georgia Constitution which essentially provide that the cumulative annual debt service for both general obligation debt and guaranteed revenue debt shall not exceed 10% of the total revenue receipts, less refunds paid to the state treasury in the fiscal year immediately preceding the proposed issuance of any new debt. The Georgia Constitution prohibits state departments and agencies from circumventing the debt limitation provisions by not allowing such agencies to execute contracts which may be deemed to constitute a security for bonds or other public obligations. (See Article VII, Section IV, Paragraph IV of the Georgia Constitution.)

      The State of Georgia may incur: "Public debt to supply a temporary deficit in the state treasury in any fiscal year created by a delay in collecting the taxes of that year. Such debt shall not exceed, in the aggregate, 5% of the total revenue receipts, less refunds, of the state treasury in the fiscal year immediately preceding the year in which such debt is incurred." (See Georgia Constitution, Article VII, Section IV, Paragraph I(b).) Since this provision of the Constitution was enacted, there has been no temporary debt incurred by the state.

      Virtually all debt obligations represented by bonds issued by the State of Georgia, counties or municipalities or other public subdivisions, and public authorities require validation by a judicial proceeding prior to the issuance of such obligation. The judicial validation makes these obligations incontestable and conclusive, as provided under the Georgia Constitution.

      The State of Georgia operates on a fiscal year beginning on July 1 and ending on June 30. Each year the State Economist, the Governor and the State Revenue Commissioner jointly prepare a revenue forecast upon which is based the state budget which is considered, amended and approved by the Georgia General Assembly. Since 1975, the Governor and the General Assembly have attempted to maintain a $100 million reserve fund. Total net revenue collections for the fiscal year ending on June 30, 1994 were $8,444,864,060, which represented an 8% increase over fiscal year 1993 collections of $7,826,860,073, and a 21% increase over fiscal year 1992 collections of $6,992,517,064. Additionally, Georgia received in fiscal year 1994

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

$326,420,743 in revenue from the Georgia Lottery Corporation; all lottery revenues are earmarked for educational expenditures.

      For the next several years, Georgia has a very bright economic future highlighted by a $2 billion stimulus to the economy which is expected from Atlanta's hosting of the 1996 Summer Olympic Games. Manufacturing activity, particularly in the textile, apparel and carpet sectors, has increased dramatically as a result of increased home building. The real estate/construction industry appears to be emerging from a recession that had been caused by over-building of commercial office space and industrial parks in the late 1980s. Military base closings may mildly impact its economy. In recent years, Georgia has enjoyed the economic stimulus caused by a number of major corporate relocations led by United Parcel Service of America, Inc., which moved its World Headquarters from Greenwich, Connecticut, to Atlanta. This move was followed shortly by Holiday Inn Worldwide, which moved its headquarters to Atlanta from Memphis.

      On December 6, 1994, the United States Supreme Court reversed the Georgia Supreme Court's decision in Reich v. Collins, 263 Ga. 602 (1993) and held that Georgia resident federal retirees were entitled to refunds of pre-1989 taxes on federal retirement pension benefits. In response, the Governor signed H.B. 90 on February 1, 1995, permitting federal retirees who file timely claims to receive refunds for such taxes for tax years 1985-1988. The enactment of H.B. 90 is expected to result in the dismissal of Reich. Total potential liability is approximately $110,000,000 which would be paid in four roughly equal annual installments, the first of which would take place on or before October 15, 1995.

      The 1994 United States Supreme Court decision of Bacchus Imports, Ltd. v. Dias, 468 U.S. 263 (1994), held that a Georgia statute assessing lower alcoholic beverage taxes against domestic producers than out-of-state producers was unconstitutional. In the wake of Bacchus, James B. Beam Distilling Company v. State, 501 U.S. ____ (decided June 20, 1991) held that out-of-state producers had a right to assert claims for refunds for the unlawful alcohol beverage taxes levied against them, but that the enforceability of such claims would be subject to state statutes of limitations and other procedural bars. On remand, the Fulton County Superior Court held that statutes of limitations and other procedural bars would preclude Beam's recovery for refunds, where applicable. After having its writ of certiorari denied by the United States Supreme Court, Beam has filed a petition for rehearing, which is currently pending. Currently, Georgia's statute of limitations (O.C.G.A. ss. 48-2-85) has run on all applicable pre-Bacchus claims for refund except for five claims currently pending, which seek tax refunds in the amount of $31,700,000, plus interest.

      Age International,  Inc. v. State (two cases), and Age International, Inc.
v. Miller were filed by out-of-state  producers of alcoholic  beverages  seeking
(i) refunds totaling $119,000,000.00 for alcohol import taxes imposed under Georgia's post-Bacchus statute (O.C.G.A. ss. -3-4-60) and (ii) declaratory and injunctive relief. These claims account for an estimated 99% of all such taxes paid pursuant to the statute and which would not be barred by the statute of limitations. The refund cases are still pending in the trial court. The declaratory/injunctive relief case was dismissed by the District Court, such dismissal being affirmed by the Eleventh Circuit Court of Appeals; a petition for rehearing has been filed, which is currently pending.

      Local school boards have filed suit against Georgia in Board of Public Education for Savannah/Chatham County v. State of Georgia and DeKalb County v. State of Georgia. The local school boards have contested the manner in which desegregation policies were implemented. In Savannah/Chatham County, the Savannah Board originally sued for $30,000,000, challenging the application of state desegregation funding formulae, but the District Court approved a formula requiring a State payment of approximately $8,900,000 through and including June 30, 1994. The local school boards appealed the decision to the Eleventh Circuit Court of Appeals. A proposed settlement has been reached, in which the state has offered to pay $8,900,000 propose a formula for allocating student transportation costs. In DeKalb County, the plaintiffs filed suit for $67,500,000 on a related issue; the District Court held the funding formula was contrary to state law. The Court reduced a potential state funding obligation of $34,000,000 to approximately $28,000,000. Notices of appeal, however, have been filed with the Eleventh Circuit Court of Appeals. As yet, approximately five school districts may file similar claims.

      Leslie K. Johnsen v. Collins, filed in Chatham County, involved constitutional challenges to Georgia's transfer ("impact") fee (O.C.G.A. ss. 40-3-31.1) was challenged under the commerce clause. A similar lawsuit was filed in the Superior Court of Fulton County (Mueller v. Collins) aggregate potential liability of the state is estimated at $20,600,835 for May, 1992 to February 15, 1995. Monthly collections continue at the rate of $500,000 to $600,000.

      In Daniel W. Tedder v. Marcus E. Collins, Sr., a class action was filed in the Cobb County Superior Court challenging a revenue regulation authorizing the collections on sales tax on sales of used transportation equipment where neither the buyer nor the seller was engaged in the "regular business" of buying or selling such tangible property. The trial court declared the regulation invalid. Accordingly, $21,900,000 in refunds have been paid, with a possible aggregate exposure of $30,000,000, plus interest.

      The above-referenced information is based on available public documents and oral representations made by officials at the State Attorney General's Office, the Georgia Department of Revenue and contained in the Significant Contingent Liability representation made in a recent Preliminary Official Statement accompanying a March 1, 1995 State of Georgia General Obligation Bond issue.

      Maryland. The public indebtedness of the State of Maryland and its instrumentalities is divided into three basic categories. The State issues general obligation bonds, to the payment of which the State ad valorem property tax is exclusively pledged, for capital improvements and for various State-sponsored projects. The Maryland Department of Transportation issues limited, special obligation bonds for transportation purposes payable primarily from specific, fixed-rate excise taxes and other revenues related mainly to highway use. Certain authorities issue obligations payable solely from specific non-tax, enterprise fund revenues, and for which the State has no liability and has given no moral obligation assurance. The State and certain of its agencies also have entered into a variety of lease purchase agreements to finance the acquisition of capital assets. These lease agreements specify that payments thereunder are subject to annual appropriation by the General Assembly.

      At least since the end of the Civil War, the State has paid the principal of and interest on its general obligation bonds when due. Neither the Maryland Constitution nor the public general laws of Maryland impose any general debt limit. Although the State has the authority to make short-term borrowings in anticipation of taxes and other receipts up to a maximum of $100 million, the State in the past has not issued short-term tax anticipation and bond anticipation notes or made any other similar short-term borrowings for cash flow purposes. The State has not issued bond anticipation notes except in connection with a State program to ameliorate the impact of the failure of certain State-chartered savings and loan associations in 1985; all such notes were redeemed without the issuance of debt.

      The State Constitution prohibits the contracting of State debt unless authorized by a law providing for the collection of an annual tax or taxes sufficient to pay the interest when due and to discharge the principal within 15 years of the date of debt issuance. The Constitution also provides that the taxes levied for this purpose may not be repealed or applied to any other purpose until the debt is fully discharged. As a matter of practice, general obligation bonds, other than small denomination bonds and refunding bonds, are issued to mature in serial installments designed to provide payment of interest only during the first two years and an approximately level annual amortization of principal and interest over the remaining years.

      The State has financed and expects to continue to finance the construction and acquisition of various facilities and equipment through conditional purchase, sale-leaseback, and similar transactions. All of the lease payments under these arrangements are subject to annual appropriation by the General Assembly. In the event that appropriations are not made, the State may not be held contractually liable for the payments. These transactions are subject to approval by the Board of Public Works.

      1992 Budget -- As with fiscal year 1991, collections of State revenues were below the levels estimated in the 1992 Budget. In addition, unanticipated growth in the caseload for the public assistance and Medicaid programs exceeded appropriated levels.

      It is estimated that, if certain actions described below had not been taken, overall 1992 General Fund operations would have been approximately $790 million less favorable than the amounts in the 1992 Budget. This shortfall reflects $542 million in lower collections of revenue than originally estimated and $248 million in expenditure requirements in excess of amounts originally appropriated. The shortfall in revenue collections principally reflects lower collections in individual income taxes ($344 million), sales and use taxes ($133 million), and lottery receipts ($37 million). The principal area of higher expenditure requirements was the Medicaid program ($240 million, including $34 million to pay greater than anticipated Medicaid provider taxes).

      To address this $790 million shortfall, the State implemented a cost containment program through administrative actions and legislation enacted by the General Assembly at regular and special sessions during fiscal year 1992. The cost containment program included $411 million in spending reductions; $98 million in new revenues; $92 million in new transfers to the General Fund of balances in various reserve and program accounts; a $70 million deferral of certain Medicaid expenses; and $63 million in revenues that were expected, at the time of the enactment of the 1992 Budget, to be distributed to local governments.

      1993 Budget -- On September 21, 1992, the Board of Revenue Estimates projected that general fund revenues for fiscal year 1993 would be $423 million below the levels estimated in the 1993 Budget Program. The projected shortfall in revenue collections principally reflected anticipated lower collections of individual income taxes ($252 million), sales and use taxes ($84 million), corporation income taxes ($32 million), and lottery receipts ($25 million).

      To address this revenue shortfall and provide reserves to finance potential deficiency appropriations, the Governor proposed a $450 million cost containment plan. This plan included $168 million in reductions to the State agencies' 1993 General Fund appropriations, $41 million in transfers from various special funds to the General Fund, $150 million in reductions to State assistance to local governments, $32 million in increased General Fund reversions, $50 million in additional lottery revenues, and $9 million for miscellaneous actions.

      1994 Budget -- On April 5, 1993 the General Assembly approved the Budget for fiscal year 1994. The 1994 Budget Program of $12.5 billion is 3.4% above the spending level for 1993. The 1994 Budget does not include any funds for employee cost-of-living increases or selective salary adjustments, but does include funds for employee in-grade salary increments. The Budget does not include any proposed expenditures dependent upon additional revenue from new or broad-based taxes; the only additional revenues are to be derived from fees in the health care and insurance regulation areas.

      The operating budget for fiscal year 1994 is to be funded with $6,499 million in general funds, $3,221 million in special and higher education funds, and $2,752 million in federal funds. The 1994 Budget, according to the Department of Fiscal Services, is within the spending level recommended by the Spending Affordability Committee.

      1995 Budget -- On April 5, 1994, the General Assembly approved the budget for fiscal year 1995. The Budget includes, among other things: (i) sufficient funds to meet all specific statutory funding requirements; (ii) sufficient funds to meet the actuarily recommended contributions for the seven retirement systems, determined on a basis consistent with prior years' practice; (iii) sufficient general funds for the Annuity Bond Fund to maintain the State property tax rate at 21(cent) per $100 of assessed valuation; (iv) $2.6 billion in aid to local governments (reflecting a $102.4 million increase over 1994 that provides for substantial increases in education, health, and police aid); (v) a $20 million general fund appropriation to the Dedicated Purpose Account of the State Reserve Fund to reduce the liabilities for the State Employee Health Insurance program; and (vi) $104.8 million in general fund deficiency appropriations for fiscal year 1994, of which $60.5 million is an appropriation to the Revenue Stabilization Account of the State Reserve Fund as previously mandated by the General Assembly. The Budget includes $59.6 million in general funds for a 3% employee cost-of-living adjustment with a minimum increase of $800 per employee.

      The operating budget is to be funded with $6,886 million in general funds, $2,396 million in special funds, $1,154 in higher education funds, and $2,935 million in federal funds.

      The State's fiscal year 1995 capital program is to be funded with $380 million in general obligation bonds, $54.6 million in general funds appropriated in the operating budget, $943.9 million in special and federal funds (of which $774.6 million is appropriated to the Department of Transportation), $201.7 million in revenue bonds, and $23.5 million in reappropriated prior years' capital appropriations. The general obligation bond financed program includes $170 million for State facilities, $82 million for the construction and renovation of local elementary and secondary schools, and $128 million for various other grants and loan projects.

      When the 1995 budget was enacted, it was estimated that the general fund surplus on a budgetary basis at June 30, 1995, would be approximately $9.7 million; the current estimate is $49.5 million, which reflects the actual general fund surplus on a budgetary basis at June 30, 1994, of $60.0 million. In addition, it is currently estimated that the balance in the Revenue Stabilization Account of the State Reserve fund at June 30, 1995, will be $223.6 million. Current statute requires the Governor to include as part of the budget submitted at the 1995 Session of the General Assembly an appropriation in an amount equivalent to the general fund surplus at June 30, 1994. The estimates of the general fund surplus and balance in the Revenue Stabilization Account at June 30, 1995, assume that the required appropriation will be effective July 1, 1995.

      As of June 30, 1994, the State had approximately $3.8 billion in State tax supported debt outstanding. For the fiscal year ending on the same date, the State received approximately $7.9 billion in revenues.

      The Adviser believes that the information summarized above describes some of the more significant matters relating to the Maryland Intermediate Municipal Bond Fund and Maryland Municipal Bond Fund. The sources of the information are the official statements of issuers located in Maryland, other publicly available documents, and oral statements from various state agencies. The Adviser has not independently verified any of the information contained in the official statements, other publicly available documents, or oral statements from various state agencies.

      North Carolina. The North Carolina Constitution requires that the total expenditures of the State for the fiscal period covered by the budget not exceed the total receipts during the fiscal period plus any surplus remaining in the State Treasury at the beginning of the period. The State operates on a fiscal year ending June 30th.

      The budgets for the 1991-93 biennium projected a balance for the fiscal years ended June 30, 1992 and 1993. During the 1991-93 biennium, the actual receipts and expenditures resulted in an unreserved fund balance of $123.6 million at June 30, 1992, and $346.0 million at June 30, 1993. At June 30, 1994, the unreserved fund balance totaled $407.0 million. For the 1994-95 year, the authorized budget projects an unreserved fund balance at June 30, 1995 of $210.9 million. In planning the 1994-95 budget, the State's General Assembly reduced departmental operating requirements by $357.6 million and authorized funding for expansion of existing programs and for new initiatives for children, economic development, education, human services and environmental programs. In addition, the General Assembly authorized the restoration of all payroll deferrals that were made to balance the budget in prior years. With capital projects for the 1994-95 year being financed with bond proceeds and fund balances, the expanded level of operational appropriations has been supported by certain new taxes and fees enacted by the 1991 General Assembly.

      The following are cases pending in which the State faces the risk of either a loss of revenue or an unanticipated expenditure. In the Opinion of the Department of State Treasurer, however, any such loss of revenue or expenditure would not materially adversely affect the State's ability to meet its financial obligations.

      Leandro, et al. v. State of North Carolina and State Board of Education. On May 25, 1994, students and Boards of Education in five counties filed suit requesting a declaration that the public education system of North Carolina violates the State Constitution by failing to provide adequate or substantially equal education opportunities, and such other equitable relief as the Court deems proper. The defendants' motion to dismiss was denied and the ruling has been appealed.

      Francisco case. On August 10, 1994, a class action lawsuit was filed against the Superintendent of Public Instruction and the State Board of Education on behalf of a class of parents and their children who are characterized as limited English proficient. The complaint alleges that the State has failed to provide funding for the education of these students and has failed to supervise local school systems in administering programs for them. The complaint asks the Court to order the defendants to fund a comprehensive program to ensure equal educational opportunities for limited English proficient children. No response has been filed by the State.

      Swanson case. In Davis v. Michigan (1989), the U.S. Supreme Court ruled that a Michigan income tax statute which taxed federal retirement benefits while exempting those paid by state and local governments violated the constitutional doctrine of intergovernmental tax immunity. At the time of the Davis decision, North Carolina law contained similar exemptions in favor of state and local retirees. Those exemptions were repealed prospectively beginning with the 1989 tax year. Following Davis, federal retirees filed a class action suit in federal court in 1989 seeking damages equal to the North Carolina income tax paid on federal retirement income by the class members. A companion suit was filed in state court in 1990. The North Carolina Department of Revenue's estimate of refunds and interest liability is $280.89 million as of June 30, 1994. In 1991 the North Carolina Supreme Court ruled in favor of the State in the state court action. In 1993 the U.S. Supreme Court vacated that decision and remanded the case back to the North Carolina Supreme Court. The North Carolina Supreme Court then ruled in favor of the State on the grounds that the federal retirees had failed to comply with state procedures for challenging unconstitutional taxes. Plaintiffs petitioned the U.S. Supreme Court for review of that decision, but the U.S. Supreme Court denied their petition. The U.S. District Court has ruled in favor of the defendants in the federal case, and a petition for reconsideration was denied. Plaintiffs have appealed to the U.S. Court of Appeals.

      Bailey case. State and local government retirees filed a class action suit in 1990 as a result of the repeal of the income tax exemptions for state and local government retirement benefits. The original suit was dismissed after the North Carolina Supreme Court ruled in 1991 that the plaintiffs had failed to comply with state law requirements for challenging unconstitutional taxes and the U.S. Supreme Court denied review. In the 1992 many of the same plaintiffs filed a new lawsuit alleging essentially the same claims. The case went to trial in March of 1995. The North Carolina Attorney General's Office estimates that the amount in controversy is approximately $40-45 million annually for the tax years 1989 through 1992.

      Faulkenbury v. Teachers' and State Employees'  Retirement System, Peele v.
Teachers'  and  State  Employees'   Retirement  System,  and  Woodard  v.  Local
Governmental  Employees'

Retirement System. Plaintiffs are disability retirees who brought class actions in state court challenging changes in the formula for payment of disability retirement benefits and claiming impairment of contract rights, breach of fiduciary duty, violation of other federal constitutional rights and violation of state constitutional and statutory rights. The State estimates that the cost in damages and higher prospective benefit payments to plaintiffs and class members may amount to $50 million or more in Faulkenbury, $50 million in Peele and $15 million or more in Woodard. Upon review in Faulkenbury, the North Carolina Court of Appeals and the North Carolina Supreme Court have held that the claims made in Faulkenbury, which are substantially similar to those in Peele and Woodard, for breach of fiduciary duty and violation of federal constitutional rights brought under the Federal Civil Rights Act, either do not state a cause of action or are otherwise barred by the statute of limitations. In 1994 plaintiffs took voluntary dismissals of their claims for impairment of contract rights in violation of the U.S. Constitution and filed new actions in federal court asserting the same claims along with claims for violation of constitutional rights in the taxation of retirement benefits. The remaining State court claims in all of the cases are scheduled to be heard in May, 1995. The parties have agreed to a stay in the federal action pending resolution of the State claims.

      Fulton Case. The State's intangible personal property tax levied on certain shares of stock has been challenged by the plaintiff on the grounds that it violates the U.S. Constitution's commerce clause by discriminating against stock issued by corporations that do all or part of their business outside the State. The plaintiff in the action is a North Carolina corporation that does all or part of its business outside the State. Plaintiff seeks to invalidate the tax in its entirety and to recover tax paid on the value of its shares in other corporations. The North Carolina Court of Appeals invalidated the taxable percentage deduction and excised it from the statute beginning with the 1994 tax year; however, the North Carolina Supreme Court reversed the Court of Appeals and reinstated the trial court's ruling, which had upheld the tax as constitutional, including the taxable percentage deduction. In January 1995, plaintiffs filed a petition for certiorari to the U.S. Supreme Court; the defendants have filed a brief in opposition to the petition. No ruling has been made on the petition. New collections from the tax for the fiscal year ended June 30, 1993 amounted to $120.6 million.

      The Adviser believes that the information summarized above describes some of the more significant matters relating to the North Carolina Intermediate Municipal Bond Fund and North Carolina Municipal Bond Fund. The sources of the information are the official statements of the Department of State Treasurer of North Carolina, other publicly available documents and oral statements from various State agencies. The Adviser has not independently verified any of the information contained in the official statements, other publicly available documents, or oral statements from various State agencies.

      South Carolina. The South Carolina Constitution mandates a balanced budget. If a deficit occurs, the General Assembly must account for it in the succeeding fiscal year. In addition, if a deficit appears likely, the State Budget and Control Board may reduce appropriations during the current fiscal year as necessary to prevent the deficit. The State Constitution limits annual increases in State appropriations to the average growth rate of the economy of the State and annual increases in the number of State employees to the average growth of the population of the State; provided, however, that these two limitations are subject to suspension by a special vote in each House of the General Assembly.

      The State Constitution requires a General Reserve Fund that equals three percent of General Fund Revenue for the latest completed fiscal year. When deficits have occurred, the State has funded them out of the General Reserve Fund. The State Constitution also requires a Capital Reserve Fund equal to two percent of General Fund Revenue for the latest completed fiscal year. The State Constitution requires that the General Assembly provide that, if revenue forecasts before March 1st project that revenues for the current fiscal year will be less than expenditures authorized by appropriation for the current fiscal year, the current fiscal year's appropriation to the Capital Reserve Fund shall be reduced to the extent necessary before any reduction is made in operating appropriations. If it is determined that a fiscal year has ended with an operating deficit, the State Constitution requires that funds in the Capital Reserve Fund shall be applied, to the extend necessary, to such fiscal year's end operating deficit before withdrawing monies from the General Reserve Fund for such purpose.

      After March 1st, the Capital Reserve Fund may be appropriated by a special vote of the General Assembly to finance previously authorized capital improvement bond projects, to retire bond principal or pay interest on bonds previously issued, and to pay for capital improvements or other nonrecurring purposes. Monies in the Capital Reserve Fund not appropriated or any appropriation for a particular project or item that has been reduced due to application of the monies to a year-end deficit must go back to the General Fund.

      The State operates on a fiscal year beginning July 1st and ending June 30th. For the fiscal year ended June 30, 1994, the State had a budgetary surplus of $273,480,000, and the Capital Reserve Fund and General Reserve Fund were fully funded at the combined 5% level. The South Carolina General Assembly recently passed the Fiscal Year 1994-95 Appropriations Act that enacted a balanced budget where most of the new revenue was allocated to education, health, and corrections.

      A class action lawsuit, Bass v. State of South Carolina, questioning the State's tax treatment of federal retirement benefits for the tax years 1985, 1986, 1987 and 1988, has been settled by agreement of the parties and approved by the Circuit Court of the State. The time for appeal has expired. The General Assembly authorized the payment of up to $85,000,000 to the members of the class and approximately $77,000,000 has been paid. The State is unable to predict whether the remaining $8,000,000 will be paid.

      The General Assembly, during the 1994 Session, enacted legislation which extended the time for filing claims until August 8, 1994. The State estimates approximately $25,000,000 in claims were filed during this period. One-half of the claims filed during this period will be paid on October 10, 1995 and the remaining one-half will be paid on October 10, 1996.

      The Adviser believes that the information summarized above described some of the more significant matters relating to the South Carolina Intermediate Municipal Bond Fund and South Carolina Municipal Bond fund. The sources of the information are the official statements of issuers located in South Carolina, other publicly available documents, or oral statements from various State agencies. The Adviser has not independently verified any of the information contained in the official statement, other publicly available documents, or oral statements from various State agencies.

      Tennessee. The Constitution of the State of Tennessee forbids the expenditure of the proceeds of any debt obligation for a purpose other than the purpose for which it was authorized by statute. The Constitution also forbids the authorization of any debt obligation, except as shall be repaid within the fiscal year of issuance, for current operation of any state service or program. Under Tennessee law, the term of the State's bonds cannot exceed the life of the projects being financed. Furthermore, the amount of debt obligations of the State of Tennessee cannot exceed the amount authorized by the Tennessee General Assembly. The procedure for funding State of Tennessee debt is provided by Chapter 9 of Title 9, Tennessee Code Annotated. The Funding Board of the State of Tennessee is the entity authorized to issue general obligation indebtedness of the State of Tennessee. Pursuant to Section 9-9-106, Tennessee Code Annotated, the Funding Board of the State of Tennessee has a lien on the taxes, fees and revenues from certain designated revenue sources for the full amount required to service the State's general obligation indebtedness. Certain other agencies and authorities in Tennessee issue obligations, payable solely from specific non-tax enterprise fund revenues and which are not debts or liabilities of the State of Tennessee nor is the full faith and credit pledged to the payment thereof.

      Under current state statutes, the State of Tennessee's general obligation bonded debt issuances are subject to an annual legal debt service limitation based on a pledged portion of certain current year revenues. As of June 30, 1994, the State of Tennessee's annual legal debt service limit of $351 million was well above the debt service required of $102 million, with a legal debt service margin of $249 million. Debt per capita equaled $123, and the ratio of net general long-term bonded debt to assessed property valuation was 1.32 percent.

      The Constitution of the State of Tennessee requires a balanced budget. As required by law, the legislature enacted a balanced budget for fiscal year 1993-94. Beginning January 1, 1994 the State of Tennessee received a waiver from the federal government to replace Medicaid with the new program, TennCare. TennCare was implemented to help control the sky-rocketing cost of health care and to provide insurance coverage not only to previous Medicaid eligible individuals but also to uninsured Tennesseans. Due principally to inaccurate funding assumptions with respect to the TennCare program, the budget for the year ending June 30, 1995 projected a shortfall of $126 million. Newly elected Governor Don Sundquist has proposed legislation to balance the fiscal 1995 budget.

      Despite the budgetary concerns caused by the costs associated with implementing TennCare, the economic outlook for Tennessee remains favorable. The State's economic diversity has improved substantially over the last eleven years. Investments announced in new and expanding business exceeded one billion dollars in each of those years and exceeded two billion in the last two years. The $3.2 billion in announced capital investments in 1989 was the single largest year and exceeded the $2.78 billion in 1985 when Saturn Corporation chose Tennessee for its plant site. This growth created 23,800 new jobs in Tennessee for the year ended June 1994. As of November 1994, the State's unemployment rate has approached record lows at 3.6%, well below the national average of 5.6%. The decision by Columbia/HCA Corporation to relocate its headquarters in Tennessee is also expected to have a significant positive impact on future growth in Tennessee. Based on current projections, the State's overall growth is expected to exceed the national average into the next century according to the

Comprehensive Annual Financial Report for the State of Tennessee for the year ended June 1994.

Texas. The State has long been identified with the oil and gas industry, but the Texas economy has diversified. Oil and gas related industries accounted for 27% of the State's total output of goods and services in 1981, but currently account for only 12% of the State's economy. Service-producing sectors (which include transportation and public utilities; finance and insurance; trade; services; and government) are the major sources of job growth in Texas. Texas' location and transportation and accessibility have made it a distribution center for the southwestern United States as well as an international center for finance and distribution. The high-technology sector, growth of exports and manufacturing job growth are expected to be significant to Texas' future growth. The State Comptroller of Public Accounts has predicted that the overall Texas economy will slightly out pace national economic growth in the long term.

      The State generally can be divided into six geo-economic regions. The east region is a largely non-metropolitan region, in which the economy is dependent on agricultural activities and the production and processing of coal, petroleum and wood. The Dallas-Ft. Worth metroplex region is almost totally metropolitan, with diversified manufacturing, defense, financial and commercial sectors. The panhandle, Permian basin and Concho Valley regions are the largest and most sparsely populated areas of the State, with an economy based on petroleum production and agriculture. The border region stretching from El Paso to Brownsville is characterized by its dependence on international trade (almost entirely with Mexico) and agriculture. The gulf coast region is the most populous region in the State and has an economy centered around petroleum and petro-chemical industries and commercial activities resulting from agriculture and seaport trade. The economy of the central corridor is based upon the public and private service sector, defense, recreation and manufacturing. Because the economic base is different from region to region, economic developments, such as the strength of the U.S. economy, declining oil prices, the devaluation of the peso and changes in defense spending, can be expected to affect the economy of each region differently.

      Employment in the State increased steadily through the 70's and early 80's. However, in 1986, the Texas economy was battered by a recession induced by declining oil prices and a collapse in its real estate industry. The unemployment rate in Texas peaked at 8.9% in 1986. By the summer of 1988, the State had replaced jobs lost during this recession, although many were in lower-paying occupations. By now, the State has nearly tripled the jobs lost during its 1986-87 recession. Although the Texas economy was slowed by the nation's 1990-91 recession, it did not fall into recession itself. The employment rate in Texas rose from about 6% in the middle of 1990 to peak at 7.5 to 8 percent at the beginning of 1993. By October 1993, it was down to about 6.8 percent and fairly stable. During the period ending in April 1994, the Texas Employment Commission reported total nonfarm employment growth of 3.2%.

      Most new jobs over the past year have been in services with most of the growth in the health, business and miscellaneous services sectors. Employment during the past year also increased in the finance, insurance, real estate, government, manufacturing and construction industries. Oil and gas mining experienced a slight job decline during the past year. The State's per capita personal income compared to the national average peaked in 1981 at approximately

102% of the national average but steadily fell to a low of 88% of the national average in 1988-87 and has since increased to approximately 92% as of 1993.

The State's general revenue fund, which in the fiscal year 1993 accounted for approximately 63% of State revenue receipts, provides an indication of the State's financial condition. Due to the state's expansion in Medicaid spending and other Health and Human Services programs requiring federal matching revenues, federal receipts became the state's number one source of income in fiscal 1993, accounting for 29.2% of total revenues. Sales tax, which had been the main source of revenue for the previous 12 years, dropped to second. Sales tax accounted for 27% of total revenues in fiscal 1993. For each of the fiscal years ended 1989, 1990, 1991, 1992 and 1993 the general revenue fund contained a cash surplus of approximately $297 million, $767 million, $1.005 billion, $609 million and $1.623 billion respectively. These cash surpluses, however, have approximately $300 million in dedicated oil overcharge funds which can be spent only for specific energy conservation projects. In the past few years, the State has had to adopt new revenue measures, including a major overhaul of the State franchise tax system, a State lottery, increased taxes and fees and changes in certain fiscal management and investment strategies and has increased its receipts from the federal medicaid disproportionate share programs in order to provide sufficient revenue to cover increasing expenditures.

      Virginia. The Constitution of Virginia, in Section 9 of Article X provides for the issuance of debt by or on behalf of the Commonwealth. Sections 9(a), (b) and (c) provide for the issuance of debt to which the Commonwealth's full faith and credit is pledged and Section 9(d) provides for the issuance of debt not secured by the full faith and credit of the Commonwealth, but which may be supported by and paid from Commonwealth tax collections. The Commonwealth may also enter into leases and contracts that are classified on its financial statements as long-term indebtedness. Debt may also be issued by certain authorities and institutions of the Commonwealth.

      Section 9(a) of Article X authorizes general obligation debt to meet certain types of emergencies, to meet casual deficits in the revenue or in anticipation of the collection of revenues of the Commonwealth (subject to limits on the amount and duration of the debt), and to redeem a previous debt obligation of the Commonwealth. Total indebtedness issued to meet casual deficits may not exceed thirty percent of an amount equal to 1.15 times the annual tax revenues "derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts, for the preceding fiscal year."

      Section 9(b) of Article X authorizes general obligation debt for capital projects. The outstanding amount of Section 9(b) debt is limited in the aggregate to an amount equal to 1.15 times the average annual tax revenues "derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts," for the three immediately preceding fiscal years less the total amounts of bonds outstanding. The amount of Section 9(b) debt that the General Assembly may authorize for the current fiscal year is further limited to 25% of the aggregate Section 9(b) debt limit less Section 9(b) debt authorized in the current and prior three fiscal years. Also, the debt must be authorized by a vote of a majority of the members of each house of the General Assembly and approved in a state-wide election.

      Section 9(c) of Article X authorizes general obligation debt for revenue-producing capital projects. The outstanding amount of Section 9(c) debt is limited in the aggregate to an amount equal to 1.15 times the average annual tax revenues "derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts," for the three immediately preceding fiscal years. This debt must be approved by a vote of two-thirds of the members of each house of the General Assembly and approved by the Governor. The Governor must certify before the enactment of the bond legislation and again before the issuance of the bonds that the net revenues pledged are expected to be sufficient to pay principal and interest on the bonds issued to finance the projects.

      The phase "taxes on income and retail sales" is not defined in the Constitution or by statute. The record made in the process of adopting the Constitution, however, suggests an intention to include only income taxes payable by individuals, fiduciaries and corporations and the state sales and use tax.

      Section 9(d) of Article X provides that the restrictions of Section 9 are not applicable to any obligation increased by the Commonwealth or any of its institutions, agencies or authorities if the full faith and Credit of the Commonwealth is not pledged or committed to the payment of such obligation. Various types of Section 9(d) revenue bonds are issued for which the Commonwealth's full faith and credit is not pledged. Certain of these bonds, however, are paid in whole or in part from revenues received as appropriations by the General Assembly from general tax revenues, while others are paid solely from the revenues derived from enterprises related to the operation of financed capital projects.

      The Commonwealth is involved in numerous agreements to lease buildings and equipment. These lease agreements are for various terms, and each lease contains a nonappropriation clause indicting that continuation of the lease is subject to funding by the General Assembly. The principal of all capital leases outstanding was $21.1 million as of June 30, 1993.

      The Commonwealth also finances the acquisition of certain personal property and equipment through installment purchase agreements. The length of the agreements and the interest rates charged vary. In most cases, the agreements are collateralized by the personal property and equipment acquired. Installment purchase agreements contain nonappropriation clauses indicating that continuation of the installment purchase is subject to funding by the General Assembly. The principal balance of installment purchase obligations outstanding was $48.3 million as of June 30, 1993.

      Virginia operates on a two-year budget. The 1990-92 biennial budget was constructed against a backdrop of declining revenue estimates due to an economic slow down, the enactment of pension tax reform, increased cost of Federal mandates in Medicaid and welfare programs, and dramatic growth in the prison population. The economic downturn and a decrease in tax revenues resulted in a predicted budget shortfall of $2.2 billion dollars for the two years ending June 30, 1992. Due to the projected revenue shortfall for fiscal year 1990, the Governor and the General Assembly took certain steps to balance the budget including: (1) reductions in the budgets of most Commonwealth agencies, based on agency size, to generate $237 million in savings; (2) use of lottery revenues for capital projects and certain programs previously funded in the operating budget, to produce $266 million in savings; (3) delayed implementation of tax policy changes and pre-funding of the state employee retirement system cost-of-living in creases, to produce $172 million in savings; and (4) amended tax policy related to individual income taxes and tax relief for retirees, to produce $173 million in savings.

      The Governor presented his proposed budget for the 1992-94 biennium to the General Assembly on January 8, 1992. The budget anticipated a 3.8 percent increase in general fund tax revenues in fiscal year 1993 and a 5.9 percent growth in fiscal year 1994. The General Assembly amended the proposed budget and passed the resulting Budget Bill on March 7, 1992. The Governor submitted to the General Assembly certain technical amendments, which were approved at a reconvened session on April 15, 1992. The 1992-94 Appropriation Act calls for total revenues of $28.385 billion and total appropriations of $28.033 billion.

      On December 18, 1992, the Governor presented to the General Assembly the 1993 Budget Bill, a bill for all proposed amendments to the 1992-94 Appropriation Act. The 1993 Budget Bill became effective on April 7, 1993. As amended, the 1992-94 Appropriation Act calls for total revenue of $29.405 billion and total appropriations of $28.094 billion.

      On December 20, 1993, Governor Wilder presented the Budget Bill for the 1994-96 Biennium. A new governor, George Allen, was elected on November 7, 1993 and took office on January 15, 1994. On January 21, 1994, Governor Allen submitted amendments to the budget with a financial impact totaling $89 million. Major amendments proposed by Governor Allen included provisions for a $30 million reserve fund for the anticipated settlement of the Harper v. Virginia Department of Taxation court case involving a dispute over taxation of federal retirees. Also, consistent with his plans to limit tuition increases to the rate of inflation, Governor Allen provided $23 million over the biennium to the institutions of higher education.

      The General Assembly amended the proposed budget and passed the resulting Budget Bill on March 12, 1994. The adopted Budget Bill did not include the Governor's proposed reserve fund to settle the Harper case.

      On April 11, 1994, Governor Allen submitted 38 amendments to the adopted Budget Bill for consideration by the General Assembly. Among other things, the amendments proposed to set aside a $40 million reserve fund for the Harper case. At the Veto Session held on April 20, 1994, the General Assembly approved most of the amendments submitted by the Governor, but did not agree to the reserve fund for the Harper settlement. However, at a Special Session commended on July 6, 1994, the General Assembly took action to enact a settlement package and set aside a $60 million reserve fund to settle the Harper case.

      The Budget Bill became effective as Chapter 966 of the 1994 Acts of Assembly (the 1994-96 Appropriations Act) on July 1, 1994. The 1994-1996 Appropriation Act calls for total revenues of approximately $32.577 billion and total expenditures of approximately $32.367 billion.

      At a Special Session concluded September 30, 1994, the General Assembly passed, and sent to the Governor, legislation that would in effect lengthen the period certain convicted felons would be incarcerated and would incidentally increase the capital and operating costs to the Commonwealth of its prison system. It is anticipated that the General Assembly will consider, at its regular session commencing in January 1995, legislation that would address such additional capital and operating costs. It is not possible to predict the outcome of this matter.

      The Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund also invest in debt obligations issued by local governments. Local government in the Commonwealth is comprised of 95 counties, 41 incorporated cities, and 190 incorporated towns. The Commonwealth is unique in that cities and counties are independent and their land areas do not overlap. Cities and counties each levy and collect their own taxes and provide their own services. Towns, which are units of local government and which continue to be part of the counties in which they are located, levy and collect taxes for town purposes but their residents are also subject to county taxes. The largest expenditure by local governments in the Commonwealth is for public education. Each county and city in the Commonwealth, with few exceptions, constitutes a separate school district. Counties, cities and towns typically also provide such services such as water and sewer services, police and fire protection, and recreational facilities.

      According to figures prepared by the Auditor of Public Accounts of Virginia, the total outstanding debt of counties in the Commonwealth was approximately $4.1 billion as of June 30, 1993, most of which was borrowed for public school construction. The outstanding debt for cities at that date was computed by the Auditor of Public Accounts to be approximately $3.6 billion. The outstanding debt for towns, as of June 30, 1993, was calculated by the Auditor of Public Accounts to be approximately $233 million. Over $1 billion of the outstanding debt for Virginia's counties, cities and towns is held by various Commonwealth authorities including the Literary Fund, the Virginia Public School Authority and the Virginia Resources Authority.

      Several lawsuits have been filed against the Commonwealth asserting that the decision in Davis v. Michigan Department of Treasury, 489 U.S. 803 (1989), invalidates the Commonwealth's tax treatment of Federal retirement benefits for years before 1989. On February 12, 1990, the Circuit Court of the City of Alexandria ruled in favor of the Commonwealth and denied refunds to plaintiffs in five suits for refunds. On March l, 1991, the Virginia Supreme Court affirmed the Circuit Court ruling. The U.S. Supreme Court remanded the case to the Virginia Supreme Court in light of James B. Beam Distilling, Co. v. Georgia, 111
S. Ct. 2439 (1991). In November, 1991, the Virginia Supreme Court affirmed its earlier ruling denying refunds to the plaintiffs. On June 18, 1993, the U.S. Supreme court reversed the Virginia Supreme Court's ruling and remanded the case for proceedings consistent with its opinion. The syllabus for the Supreme Court's opinion states "Virginia is free to choose the form of relief it will provide, so long as that relief is consistent with federal due process principles. A State retains flexibility in responding to the determination that it has imposed an impermissibly discriminatory tax. The availability of a predeprivation hearing constitutes a procedural safeguard sufficient to satisfy due process, but if no such relief exists, the State must provide meaningful backward-looking relief either by awarding full refunds or by issuing some other order that creates in hindsight a nondiscriminatory scheme."

      In a Special Session, the Virginia General Assembly on July 9, 1994, passed emergency legislation to provide payments to federal retirees in settlement of the retirees' claims as a result of Davis. The settlement payments are to be made over a five-year period, commencing on March 31, 1995. The total amount of the proposed settlement is $340 million plus earnings on the investment of appropriations (payable to participating retirees in installments of $60 million on March 31, 1995, and $70 million on each succeeding March 31 through March 31, 1999, subject to appropriation by the General
Assembly). The settlement amount will be reduced by a percentage of the dollar amount of claims of taxpayers opting out of the settlement or waiving payments.


      Retirees who choose to accept the legislative settlement must respond to notice of the proposed settlement by November 1, 1994 and must sign and return to the Tax commission by February 1, 1995 the settlement agreement releasing the Commonwealth from any further liability for claims arising out of taxes paid on federal retirement income during the 1985-1988 taxable years and dismissing any litigation as to such claims to which the taxpayer is a party.

      In addition, the legislation provides that in the event that the total principal amount of the claims of the taxpayers opting out of the settlement exceeds $20 million, the entire settlement shall be null and void unless reauthorized by the General Assembly on or before March 1, 1995.

      If the legislative settlement is void and not reauthorized and the courts ultimately rule that the Commonwealth must make full refunds of taxes imposed prior to Davis v. Michigan, the Department of Taxation has reviewed the potential cost of making such full refunds to federal government pensioners of all Virginia income taxes paid on federal government pensions for taxable years 1985, 1986, 1987, and 1988. The estimated maximum potential financial impact on the Commonwealth based on this review of claims for refunds by federal pensioners (including interest payable calculated as of December 31, 1993) is approximately $707.5 million.

      NationsBank believes that the information summarized above describes some of the more significant matters relating to the Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund. The sources of the information are the official statements of issuers located in the Commonwealth, other publicly available documents, and oral statements from various state agencies. NationsBank has not independently verified any of the information contained in the official statements, other publicly available documents, or oral statements from various state agencies.

Insured Municipal Securities

      Certain of the Municipal Securities held by the Funds may be insured at the time of issuance as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer of the Municipal Securities at the time of its original issuance. In the event that the issuer defaults with respect to interest or principal payments, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors.

Real Estate Investment Trusts

      A real estate investment trust ("REIT") is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls. An Equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties.

A Mortgage REIT specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders.

      REITs may be affected by changes in the value of the underlying property owned or financed by the REIT, while Mortgage REITs also may be affected by the quality of credit extended. Both Equity and Mortgage
REITs are dependent  upon  management  skill and may not be diversified.
REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free pass-through of income under the Internal
Revenue Code of 1986,  as amended.

Guaranteed Investment Contracts

      Guaranteed Investment Contracts ("GICs") are issued by highly rated U.S. insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to a Fund on a monthly basis guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.


      A Fund will only purchase GICs from issuers which, at the time of purchase, meet quality and credit standards established by the Adviser. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less.
Therefore, GICs are considered to be illiquid investments.


      A Money Market Fund will acquire GICs so that they, together with other instruments in such Fund's portfolio which are not readily marketable, will not exceed applicable limitations on such Fund's investments in illiquid securities. A Money Market Fund will restrict its investments in GICs to those having a term of 397 days or less. In determining average weighted portfolio maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

Variable and Floating Rate Instruments


      The Funds may purchase variable rate and floating rate obligations as described in the Prospectuses. If such instrument is not rated, the Adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers and guarantors of such obligations and, if the obligation is subject to a demand feature, will monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, a variable rate demand instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligations next interest rate adjustment. Other variable rate obligations will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time a Fund can recover payment of principal as specified in the instrument.

      Variable rate demand notes held by a Money Market Fund may have maturities of more than 397 days, provided (i) the Fund is entitled to payment principal on not more than 30 days' notice, or at specified intervals not exceeding 397 days (upon not more than 30 days' notice), and (ii) the rate of interest on such note is adjusted automatically at periodic intervals which may extend up to 397 days.


      The variable and floating rate demand instruments that the Funds may purchase include participations in Municipal Securities purchased from and owned by financial institutions, primarily banks. Participation interests provide a Fund with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the participation interest from the institution upon a specified number of days' notice, not to exceed 30 days. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank that the Adviser has determined meets the prescribed quality standards for the Funds. The bank typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit, and issuing the repurchase commitment.


Stand-By Commitments

      The Funds may acquire "stand-by commitments" with respect to Municipal Securities held in their portfolios. Under a "stand-by commitment," a dealer agrees to purchase from a Fund, at a Fund's option, specified Municipal Securities at a specified price. Stand-by commitments are exercisable by a Fund at any time before the maturity of the underlying Municipal Securities, and may be sold, transferred, or assigned by a Fund only with the underlying instruments.

      The amount payable to a Tax-Free Bond Fund upon its exercise of a stand-by commitment will normally be (i) the Fund's acquisition cost of the Municipal Securities (excluding any accrued interest which a Tax-Free Bond Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period a Tax-Free Bond Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. Under normal market conditions, in determining net asset value a Tax-Free Bond Fund values the underlying Municipal Securities on an amortized cost basis. Accordingly, the amount payable by a dealer upon exercise of a stand-by commitment will normally be substantially the same as the portfolio value of the underlying Municipal Securities.

      A Fund's right to exercise stand-by commitments will be unconditional and unqualified. A stand-by commitment will not be transferable by a Fund, although the Fund could sell the underlying Municipal Securities to a third party at any time. Until a Fund exercises its stand-by commitment, it owns the securities in its portfolio which are subject to the stand-by commitment.

      The Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for the security being acquired which will be subject to the commitment (thus reducing the yield to maturity otherwise available for the same security). When a Fund pays any consideration directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by that Fund. The
Tax-Free Bond Funds will not acquire a stand-by commitment unless immediately after the acquisition not more than 5% of the Funds' total assets will be subject to a demand feature, or in stand-by commitments, with the same institution.


      Each Fund intends to enter into stand-by commitments only with banks and broker/dealers which, in the Adviser's opinion, present minimal credit risks. In evaluating the credit worthiness of the issuer of a stand-by commitment, the Adviser will review periodically the issuer's assets, liabilities, contingent claims, and other relevant financial information.

      The  Funds  would  acquire  stand-by   commitments  solely  to  facilitate
portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. Stand-by commitments acquired by a Fund will be valued at zero in determining net asset value. A Fund's reliance upon the credit of these dealers, banks, and broker/dealers will be secured by the value of the underlying Municipal Securities that are subject to the commitment. Thus, the risk of loss to the Fund in connection with a "stand-by commitment" will not be qualitatively different from the risk of loss faced by a person that is holding securities pending settlement after having agreed to sell the securities in the ordinary course of business.

Variable and Floating Rate Government Securities

      Government securities that have variable or floating interest rates or demand or put features may be deemed to have remaining maturities shorter than their nominal maturities for purposes of determining a Fund's average weighted maturity. The remaining maturities of such obligations will be determined as follows: (i) a government security with a variable or floating rate of interest will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (ii) a government security with a demand or put feature that entitles the holder to receive the principal amount of the underlying security at the time of or sometime after the holder gives notice of demand or exercise of the put will be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand or exercise of the put; and (iii) a government security with both a variable or floating rate of interest as described in clause (i) and a demand or put feature as described in clause (ii) will be deemed to have a maturity equal to the shorter of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

Lower Rated Debt Securities

      The yields on lower rated debt and comparable unrated fixed-income securities generally are higher than the yields available on higher-rated securities. However, investments in lower rated debt and comparable unrated securities generally involve greater volatility of price and risk of loss of income and principal, including the probability of default by or bankruptcy of the issuers of such securities. Lower rated debt and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held in a Fund's portfolio, with a commensurate effect on the value of the Fund's shares. Therefore, an investment in the Fund should not be considered as a complete investment program and may not be appropriate for all investors.

      While the market values of lower rated debt and comparable unrated securities tend to react less to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain lower rated debt and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, lower rated debt securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of lower rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for lower rated debt and comparable unrated securities may diminish a Fund's ability to (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

      Fixed-income securities, including lower rated debt securities and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as a Fund. If an issuer exercises these rights during periods of declining interest rates, a Fund may have to replace the security with a lower yielding security, thus resulting in a decreased return to a Fund.

      The market for certain lower rated debt and comparable unrated securities is relatively new and has not weathered a major economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

Dollar Roll Transactions

      Certain Funds may enter into "dollar roll" transactions, which consist of the sale by a Fund to a bank or broker/dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. A Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

      Dollar roll transactions consist of the sale by a fund of mortgage-backed or other asset-backed securities, together with a commitment to purchase similar, but not identical, securities at a future date, at the same price. In addition, a Fund is paid a fee as consideration for entering into the commitment to purchase. If the broker/dealer to whom a Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll;
the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held, and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

      The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Fund is able to purchase them. Similarly, the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security that the Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Foreign Currency Transactions

      Certain of the Funds may enter into foreign currency exchange transactions to convert foreign currencies to and from the United States Dollar. A Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies.

      A forward foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement, and is traded at a net price without commission. A Fund maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

      Certain of the Funds also may purchase and write options on such futures contracts. These investments will be used only to hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of the portfolio securities of a Fund or adversely affect the prices of securities which a Fund intends to purchase at a later date. Should interest rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss.

      Foreign currency hedging transactions are an attempt to protect a Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amount and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and date it matures.

Interest Rate Transactions

      Among the strategic transactions into which the Non-Money Market Funds may enter are interest rate swaps and the purchase or sale of related caps and floors. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. Each Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.


      A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, and floors are entered into for good faith hedging purposes, the Adviser and the Funds believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Funds will not enter into any swap, cap, or floor transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least "A" by S&P or Moody's or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


      With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps and floors require segregation of assets with a value equal to a Fund's net obligation, if any.

Illiquid Securities

      Certain of the Non-Money Market Funds may invest up to 15% of their net assets, and certain of the Money Market Funds may invest up to 10% of their net assets, in securities that are considered illiquid because of the absence of a readily available market or due to legal or contractual restrictions. Certain restricted securities that are not registered for sale to the general public but that can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists. The institutional trading market is relatively new, and liquidity of a Fund's investments could be impaired if trading does not develop or declines.

Other Securities

      For additional  information  regarding options and futures,  see "Schedule
B."  For  additional  information  regarding  mortgage-backed   securities,  see
"Schedule C."

Additional Investment Limitations

      In addition to the investment limitations disclosed in the related Prospectuses, the Funds are subject to the investment limitations enumerated in this subsection which may be changed with respect to one of these Funds only by a vote of the holders of a majority of such Fund's outstanding shares (as defined in this SAI).

      None of these Funds may:

       1. Borrow money or issue senior securities as defined in the 1940 Act except that (a) a Fund may borrow money from banks for temporary purposes in amounts up to one-third of the value of such Fund's total assets at the time of borrowing, provided that borrowings in excess of 5% of the value of such Fund's total assets will be repaid prior to the purchase of portfolio securities by such Fund,
              (b) a Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities, which commitments may be considered the issuance of senior securities, and (c) a Fund may issue multiple classes of shares in accordance with SEC regulations or exemptions under the 1940 Act. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or issuance of senior securities.

      2. Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except against the box). (For purposes of this restriction, the deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts and related options and options on securities is not considered to be the purchase of a security on margin.)

      3. Underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Fund's investment program may be deemed an underwriting. This restriction shall not limit a Fund's ability to invest in securities issued by other registered investment companies.

      4. Invest in real estate or real estate limited partnership interests (the Fund may, however, purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein). This restriction does not apply to real estate limited partnerships listed on a national stock exchange (e.g. the New York Stock Exchange).

      5. Purchase or sell commodity contracts except that each Fund may, to the extent appropriate under its investment policies, purchase publicly traded securities of companies engaging in whole or in part in such activities, may enter into futures contracts and related options, may engage in transactions on a when issued or forward commitment basis, and may enter into forward currency contracts in accordance with its investment policies.

         In  addition,   certain  non-fundamental  investment  restrictions  are
applicable to various investment portfolios, including the following:

      1. The Trust will not purchase or retain the securities of any issuer if the officers, directors or Trustees of the Trust, its advisers, or managers owning beneficially more than one half of one percent of the securities of each issuer together own beneficially more than five percent of such securities.

      2. No Fund of the Trust will purchase securities of unseasoned issuers, including their predecessors, that have been in operation for less than three years, if by reason thereof the value of such Fund's investment in such classes of securities would exceed 5% of such Fund's total assets. For purposes of the above-described investment limitation, issuers include predecessors, sponsors, controlling persons, general partners, guarantors and originators of underlying assets which have less than three years of continuous operations of relevant business experience.

      3. No Fund will purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities will exceed 5% of its total assets except that: (a) this restriction shall not apply to standby commitments, (b) this restriction shall not apply to a Fund's transactions in futures contracts and related options, and (c) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

      4. No Fund will invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of such Fund's assets, and no more than 2% of the value of the Fund's net assets may be invested in warrants that are not listed on the New York or American Stock Exchange (for purposes of this undertaking, warrants acquired by a Fund in units or attached to securities will be deemed to have no value).

      5. The Government Money Market Fund may not purchase securities of any one issuer (other than obligations issued or guaranteed by the U.S. government, its agencies, authorities or instrumentalities and repurchase agreements fully collateralized by such obligations) if, immediately after such purchase, more than 5% of the value of the Fund's assets would be invested in the securities of such issuer. Notwithstanding the foregoing, up to 25% of the Fund's total assets may be invested for a period of three business days in the securities of a single issuer without regard to such 5% limitation.

      6. No Fund of the Trust will purchase securities of companies for the purpose of exercising control.

      7. No Money Market Fund of the Trust will invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements, with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, restricted securities, and other securities which are not readily marketable. For purposes of this restriction, illiquid securities shall not include securities which may be resold under Rule 144A under the Securities Act of 1933 that the Board of Trustees, or its delegate, determines to be liquid, based upon the trading markets for the specific security.

      8. No Non-Money Market Fund of the Trust will invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, restricted securities, and other securities which are not readily marketable. For purposes of this restriction, illiquid securities shall not include securities which may be resold under Rule 144A under the Securities Act of 1933 that the Board of Trustees, or its delegate, determines to be liquid, based upon the trading markets for the specific security.

      9. No Fund of the Trust will mortgage, pledge or hypothecate any assets except to secure permitted borrowings and then only in an amount up to one-third of the value of the Fund's total assets at the time of borrowing. For purposes of this limitation, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not considered to be a mortgage, pledge or hypothecation of assets.

      10. No Fund of the Trust will invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except to the extent otherwise permitted by the 1940 Act.

      11. No Fund of the Trust will purchase oil, gas or mineral leases or other interests (a Fund may, however, purchase and sell the securities of companies engaged in exploration, development, production, refining, transporting and marketing of oil, gas or minerals).

      In order to permit the sale of shares of the Trust in certain states, the Trust may make commitments more restrictive than the investment policies and limitations described above and in the Prospectuses. Should the Trust determine that any such commitment is no longer in its best interest, it will revoke the commitment by terminating sales of its shares to investors residing in the state involved.

                                 NET ASSET VALUE

Money Market Funds

      The Money Market Funds use the amortized cost method of valuation to value shares in such Funds. Pursuant to this method, a security is valued at its cost initially and thereafter a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. Where it is not appropriate to value a security by the amortized cost method, the security will be valued either by market quotations or by fair value as determined by the Board of Trustees. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Trust would receive if it sold the security.

      Each of the Money Market Funds invest only in high quality instruments and maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, provided that a Fund will neither purchase any security deemed to have a remaining maturity of more than 397 days within the meaning of the 1940 Act nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Trust's Board of Trustees has established procedures reasonably designed, taking into account current market conditions and each Money Market Fund's investment objective, to stabilize the net asset value per share of each Money Market Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share of each Money Market Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Board of Trustees will promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the extent of any deviation from a Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it has agreed to take such steps as it considers appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of a Fund's outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.

Non-Money Market Funds

      With respect to the Equity Funds and Balanced Fund, a security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date. With respect to the Bond Funds, securities will be valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate maturity and seasoning differential. Securities for which prices are not provided by the pricing service are valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities.

      With respect to each Non-Money Market Fund, securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost, which approximates market value.

      Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the New York Stock Exchange (the "Exchange"). The values of such securities used in computing the net asset value of the shares of the Funds are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the Exchange. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and the close of the Exchange, which will not be reflected in the computation of net asset value. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith by the Trustees.

                          -----------------------------

      The Trust may redeem shares involuntarily to reimburse the Funds for any loss sustained by reason of the failure of a shareholder to make full payment for Investor Shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Investor Shares as provided in the related Prospectuses from time to time. The Trust also may make payment for redemptions in readily marketable securities or other property if it is appropriate to do so in light of Nations Fund Trust's responsibilities under the 1940 Act.

      Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for Investor Shares or Trust Shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions.)

Exchange Privilege

      By use of the exchange privilege, the holder of Investor Shares and/or Trust B Shares authorizes the transfer agent or the shareholder's financial institution to rely on telephonic instructions from any person representing himself to be the investor and reasonably believed to be genuine. The transfer agent's or a financial institution's records of such instructions are binding. Exchanges are taxable transactions for Federal income tax purposes; therefore, a shareholder will realize a capital gain or loss depending on whether the Investor Shares and/or Trust B Shares being exchanged have a value which is more or less than their adjusted cost basis.

      The Funds and each of the other funds of Nations Fund may limit the number of times the exchange privilege may be exercised by a shareholder within a specified period of time. Also, the exchange privilege may be terminated or revised at any time by the Trust upon such notice as may be required by applicable regulatory agencies (presently sixty days for termination or material revision), provided that the exchange privilege may be terminated or materially revised without notice under certain unusual circumstances.

      The current prospectuses for the Investor Shares and Trust B Shares of each Fund describes the exchange privileges available to investors in such Investor Shares and Trust B Shares, respectively.

      Trust Shares of the Funds are offered and sold on a continuous basis by the Distributor acting as agent. As stated in the Prospectuses for the Trust Shares, Trust Shares are sold to bank trust departments and other financial institutions (primarily to NationsBank and its affiliated and correspondent banks) (collectively, "Institutions") acting on behalf of customers maintaining a qualified trust account or relationship at the Institution.

                              DESCRIPTION OF SHARES

      Nations Fund Trust is a Massachusetts business trust. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of units of beneficial interest ("shares") and to classify or reclassify any unissued shares of the Trust into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of thirty-two series of shares (each a "Fund"). Each Money Market Fund is divided into six classes of shares: Investor A Shares, Investor B Shares, Investor C Shares, Investor D Shares, Trust A Shares and Trust B Shares. Each Non-Money Market Fund generally is divided into five classes of shares: Investor A Shares, Investor C (formerly Investor B) Shares, Investor N (formerly Investor C) Shares, Trust A Shares and Trust B Shares. However, the Managed Index Fund and the Equity Index Fund only issue Trust A Shares, Trust B Shares and Investor A Shares.

      Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses, the Trust's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual Fund, shareholders of a Fund are entitled to receive the assets available for distribution belonging to the particular Fund, and a proportionate distribution, based upon the relative asset values of the Trust's respective investment portfolios, of any general assets of the Trust not belonging to any particular investment portfolio which are available for distribution. Shareholders of a Fund are entitled to participate, in proportion to the net asset value of the class or series of shares held, in the net distributable assets of a particular Fund involved in liquidation, based on the number of shares of the Fund that are held by such shareholders.

      As stated in the Prospectuses, shareholders of each of the Funds will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the holders of a particular class or series of shares. In addition, shareholders of each investment portfolio of the Trust will vote in the aggregate and not by portfolio, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of shareholders of a particular portfolio. Rule 18f-2 (the "Rule") under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by the matter. An investment portfolio is affected by a matter unless it is clear that the interests of each investment portfolio in the matter are substantially identical or that the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular investment portfolio. Under the Trust's Declaration of Trust, when the Board of Trustees determines that a matter to be voted upon affects only the interests of the shareholders of one or more but not all the Funds, only the shareholders of the Fund or Funds so affected will be entitled to vote on the matter.

      The Trust's Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another investment portfolio of the Trust, if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on shareholders of any investment portfolio participating in such combination, and, in connection therewith, to cause all outstanding shares of any such Fund to be redeemed at their net asset value or converted into shares of another class or series of the Trust's shares at net asset value. In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares an amount that is more or less than his original investment due to changes in the market prices of the Fund's portfolio securities. The exercise of such authority by the Board of Trustees will be subject to the provisions of the 1940 Act.

Dividends and Distributions

      Money Market Funds. Net income for dividend purposes consists of (i) interest accrued and original issue discount earned on the Fund's assets, (ii) plus the amortization of market discount (including, in the case of the Tax Exempt Fund, market discount on tax-exempt obligations purchased after April 30, 1993) and minus the amortization of market premium on such assets, (iii) less accrued expenses directly attributable to the Fund and the general expenses of Nations Fund prorated to a Fund on the basis of its relative net assets. Shares of the Money Market Funds begin earning dividends on the day the purchase order is executed and continue earning dividends through and including the day before the redemption order is executed (e.g., the settlement date).

      Non-Money Market Funds. With respect to the Non-Money Market Funds, net investment income for dividend purposes consist of items (i), (ii) and (iii) discussed above with respect to the Money Market Funds and dividend or distribution income on such assets.

      Shares of the Bond Funds are eligible to begin earning dividends that are declared on the day the purchase order is executed and continue to be eligible for dividends through and including the day before the redemption order is executed. Shares of the Equity Funds and the Balanced Fund are eligible to receive dividends when declared, provided however, that the purchase order for such shares is received at least one day prior to the dividend declaration and such shares continue to be eligible for dividends through and including the day before the redemption order is executed.


                     ADDITIONAL INFORMATION CONCERNING TAXES

      The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Trust or its shareholders or possible legislative changes, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisors with specific reference to their own tax situation.

      The Trust has received a private letter ruling from the Internal Revenue Service to the effect that: (i) the differing fees imposed on Trust A, Trust B, Investor A, Investor B, Investor C (formerly Investor B) and Investor N (formerly Investor C Shares) Shares with respect to servicing, distribution and administrative support services, and transfer agency arrangements; the differing sales charges on purchases and redemptions of such shares;
and the conversion feature of Investor C Shares of the  Non-Money Market
Funds does not result in the Trust's dividends or distributions constituting "preferential dividends" under the Internal Revenue Code of 1986, as amended (the "Code").

Federal Taxes - In General

      Each Fund of the Trust will be treated as a separate corporate entity under the Code and intends to qualify as a regulated investment company. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of its short-term capital gains over net long-term capital losses) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution
Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

      In addition to satisfying the Distribution Requirement; a regulated investment company must (i) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (ii) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forwards, will not be characterized as Short-Short Gain if they are directly related to the regulated investment company's investments in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, a Fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent a Fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded. Interest (including original issue discount) received by a Fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

      In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation. In addition, under the rules of Code
Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss.

      In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (i) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (ii) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a
qualified  covered  call  option  (which,   among  other
things, must not be deep-in-the-money) with respect thereto) or (iii) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. However, for purposes of the Short-Short Gain Test, the holding period of the asset disposed of may be reduced only in the case of clause (i) above. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

      Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss. For purposes of the Short-Short Gain Test, the holding period of an option written by a Fund will commence on the date it is written and end on the date it lapses or the date a closing transaction is entered into. Accordingly, a Fund may be limited in its ability to write options which expire within three months and to enter into closing transactions at a gain within three months of the writing of options.

      Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

      In addition to satisfying the requirement described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

      If for any taxable year a Fund does not qualify for Federal tax treatment as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to Federal income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on Municipal Securities in the case of the Municipal Income Fund, Short-Term Municipal Income Fund, Intermediate Municipal Bond Fund, the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds) would be taxable as ordinary income to the Fund's shareholders to the extent of the Fund's current and accumulated earnings and profits.

      Depending upon the extent of a Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, such Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities which have income tax laws, the treatment of a Fund and its shareholders under such laws may differ from their treatment under Federal income tax laws.

Federal Excise Tax on Regulated Investment Companies

      A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). (Tax-exempt interest on Municipal Obligations is not subject to the excise tax.) The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

      For purposes of the excise tax, a regulated investment company may (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

      Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate Fund investments to make sufficient distributions to avoid excise tax liability.

Distributions

      Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes but they will qualify for the 70% dividends-received deduction for corporate shareholders only to the extent discussed below.

      A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his/her shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his/her shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the applicable corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its share of tax paid by the Fund on the gain, and will increase the basis for its shares by an amount equal to the deemed distribution less the tax credit.

      Ordinary income dividends derived from a Fund's investment in the stock of domestic corporations with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund investing in the stock of domestic corporations will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), excluding for this purpose under the rules of Code
Section 246(c)(3) and (4)(A) any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend and (ii) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the money or otherwise nonqualified option to buy or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt financed under the rules of Code Section 246A. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced (i) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (ii) by application of Code Section 246(b) which in general limits the dividends-received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends-received deduction and certain other items).

      For purposes of the corporate alternative minimum tax (the "AMT") and the environmental superfund tax the corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's alternative minimum taxable income ("AMTI"). However, corporate shareholders will generally be required to take the full amount of any dividend received into account (without a dividends-received deduction) in determining its adjusted current earnings.

      Investment income that may be received by certain of the Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle any such Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of any such Fund's assets to be invested in various countries is not known. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign taxes paid by the Fund. If the Fund so elects, each shareholder would be required to include in gross income, even though not actually received, its pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid its pro rata share of such foreign taxes and would, therefore, be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income its pro rata share of such foreign taxes plus the portion of dividends received from the Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions.

      Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his/her shares; any excess will be treated as gain from the sale of his/her shares, as discussed below.

      Prior to purchasing shares in one of the Non-Money Market Funds, the impact of dividends or distributions which are expected to be or have been, declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution. All or a portion of such dividend or distribution, although in effect a return of capital, may be subject to tax.

      Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

      Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, distributions declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on

December 31 of such calendar year if such distributions are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

      The Funds will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect Taxpayer Identification Number or no Taxpayer Identification Number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

Sale or Redemption of Shares

      A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) (discussed above in connection with the dividends-received deduction for corporations) generally will apply in determining the holding period of shares. None of the Money market Funds expect to realize long-term capital gains, and therefore, do not foresee payment of any capital gain.

      If a  shareholder  (i) incurs a sales load in acquiring  shares of a Fund,
(ii) disposes of such shares less than 91 days after they are acquired and (iii) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired.

Foreign Shareholders

      Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

      If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the dividend. Furthermore, such a foreign shareholder may be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) on the gross income resulting from the Fund's election to treat any foreign taxes paid by its shareholders, but may not be allowed a deduction against this gross income or a credit against this U.S. withholding tax for the foreign shareholder's pro rata share of such foreign taxes which it is treated as having paid. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, capital gain dividends and exempt-interest dividends and amounts retained by a Fund that are designated as undistributed capital gains.

      If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens, U.S. residents or domestic corporations.

      In the case of foreign noncorporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

      The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

SPECIAL TAX CONSIDERATIONS PERTAINING TO THE VALUE FUND, CAPITAL GROWTH FUND, EMERGING GROWTH FUND, EQUITY INDEX FUND, MANAGED INDEX FUND, DISCIPLINED EQUITY FUND, BALANCED ASSETS FUND, SHORT INTERMEDIATE GOVERNMENT FUND, SHORT-TERM INCOME FUND, DIVERSIFIED INCOME FUND AND STRATEGIC FIXED INCOME FUND

      With respect to the Value Fund, Capital Growth Fund, Emerging Growth Fund, Equity Index Fund, Managed Index Fund, Disciplined Equity Fund, Balanced Assets Fund, Short-Intermediate Government Fund, Short-Term Income Fund, Diversified Income Fund and Strategic Fixed Income Fund some investments may be subject to special rules which govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option, and similar financial instrument. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. The amount of any realized gain or loss on closing out a forward contract will generally result in a realized capital gain or loss for tax purposes.

      Under Code Section 1256, forward currency contracts held by a Fund at the end of each fiscal year will be required to be "marked-to-market" for Federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent (60%) of any net realized gain or loss from any actual sales will be treated as long-term gain or loss, and the remainder will be treated as short-term capital gain or loss. Code Section 988 may also apply to forward contracts. In accordance with Treasury regulations, certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" may be integrated and treated as a single transaction for purposes of the Code and are not subject to the marked-to-market or loss deferral rules under the Code. Gain or loss attributable to the foreign currency component of transactions engaged in by a Fund which are not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

      In the case of an overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Funds will attempt to monitor Section 988 transactions to avoid an adverse tax impact.

      Investment returns received by the Fund may give rise to withholding and other taxes imposed by foreign countries, generally at rates from 10% to 40%. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by nonresident investors. To the extent a Fund does pay foreign withholding or other foreign taxes on certain of its investments, investors will be unable to take a deduction or receive a tax credit with respect to such foreign taxes in computing their U.S. tax liability, since investment by the Funds in foreign investments is limited.

SPECIAL TAX CONSIDERATIONS PERTAINING TO THE MUNICIPAL INCOME FUND, SHORT-TERM MUNICIPAL INCOME FUND, INTERMEDIATE MUNICIPAL BOND FUND, THE STATE INTERMEDIATE MUNICIPAL BOND FUNDS AND THE STATE MUNICIPAL BOND FUNDS

      As described above and in the Prospectuses, the Tax-Free Bond Funds are designed to provide investors with current tax-exempt interest income. Each Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of a Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans, and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Fund's dividends being tax-exempt.

      The Municipal Income Fund, Short-Term Municipal Income Fund, Intermediate Municipal Bond Fund, the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds are designed to provide investors with a high level of income exempt from Federal and, with respect to the Florida Intermediate
Municipal  Bond Fund and  Florida  Municipal  Bond  Fund,  Georgia  Intermediate
Municipal Bond Fund and Georgia Municipal Bond Fund, Maryland Intermediate Municipal Bond Fund and Maryland Municipal Bond Fund, North Carolina Intermediate Municipal Bond Fund and North Carolina Municipal Bond Fund, South Carolina Intermediate Municipal Bond Fund and South Carolina Municipal Bond Fund, Tennessee

Intermediate Municipal Bond Fund and Tennessee Municipal Bond Fund, and Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond
Fund, Florida state intangibles tax, and the Georgia,  Maryland, North
Carolina, South Carolina, Tennessee, or Virginia state income tax, respectively. Florida and Texas do not presently impose any income tax but Florida, Georgia and North Carolina currently impose a state intangibles tax on intangible personal property. Exempt-interest dividends may be treated by the shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by a Fund and designated as an exempt-interest dividend in a written notice mailed to shareholders not later than sixty days after the close of the Funds' taxable year.
However, the aggregate amount of dividends so designated by a Fund cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by a Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of the total dividends paid for any taxable year which qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends from the same Fund with respect to such year, regardless of the period for which the shares were held. In order for a Fund to pay exempt-interest dividends for any taxable year, at the close of each quarter of its taxable year at least 50% of the aggregate value of the Fund's assets must consist of exempt-interest obligations.

      Shareholders are advised to consult their tax advisers with respect to whether exempt-interest dividends would retain the exclusion under Section 103(a) if the shareholder would be treated as a "substantial user" or a "related person" to such user with respect to facilities financed through any of the tax-exempt obligations held by a Fund. A "substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed, or acquired. A "related person" includes certain related natural persons, affiliated corporations, partners and partnerships, and S corporations and their shareholders.

      The Code treats interest on private activity bonds, as defined therein, as an item of tax preference subject to the federal alternative minimum tax (the "AMT") on individuals and corporations at the applicable tax rates. As of the printing of this SAI, individuals are subject to AMT at a maximum marginal rate of 28% and corporations at a rate of 20%. Shareholders are advised to consult their tax advisers with respect to other "tax preference items" and "adjustments" which must be considered when calculating the shareholders' AMT. Corporate shareholders will generally be required to include all interest on municipal bonds and other tax-exempt obligations (including exempt-interest dividends paid by a Fund) in adjusted current earnings in calculating federal alternative minimum taxable income. The receipt of tax-exempt amounts may also affect corporate federal environmental tax liability.

      Interest on indebtedness incurred by a shareholder to purchase or carry Fund shares is not deductible for Federal income tax purposes if that Fund distributes exempt-interest dividends during the shareholder's taxable year. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury

Department, however, is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where the investment company regularly distributes at least 90% of its net tax-exempt interest. No such regulations had been issued as of the date of this SAI.

      Although each Fund expects to qualify as a "regulated investment company" and to be relieved of substantially all Federal and, in the case of the Florida Intermediate Municipal Bond Fund and Florida Municipal Bond Fund, Georgia
Intermediate  Municipal  Bond Fund and  Georgia  Municipal  Bond Fund,  Maryland
Intermediate Municipal Bond Fund and Maryland Municipal Bond Fund, North Carolina Intermediate Municipal Bond Fund and North Carolina Municipal Bond Fund, South Carolina Intermediate Municipal Bond Fund and South Carolina Municipal Bond Fund, Tennessee Intermediate Municipal Bond Fund and Tennessee Municipal Bond Fund, and Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund, Florida State intangible tax, and the Georgia, Maryland, North Carolina, South Carolina, Tennessee or Virginia state income taxes, respectively, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities.

      Distributions other than exempt-interest dividends, including distributions of interest in Municipal Securities issued by other issuers and all long-term and short-term capital gains will be subject to state income tax (other than Florida and Texas) unless specifically exempted by statute including, in the case of Virginia, statutory provisions creating the agency or political subdivision.

      Florida does not impose a personal income tax, but does impose an annual intangible personal property tax on intangible personal property (including but not limited to stocks or shares of business trusts or mutual funds) held by persons domiciled in the State of Florida, regardless of where such property is kept. Florida counsel has, however, advised the Fund that shares in the Nations Florida Intermediate Municipal Bond Fund and the Nations Florida Municipal Bond Fund shall not be subject to Florida's intangible personal property tax if on January 1 of each tax year the portfolio of such Fund consists exclusively of obligations of the government of the United States of America, its agencies, instrumentalities, the Commonwealth of Puerto Rico, the government of Guam, the government of American Samoa, the government of the Northern Mariana Islands, the State of Florida, its political subdivisions, municipalities or other taxing districts. Nations Fund has received a Technical Assistance Advisement from the Florida Department of Revenue confirming the foregoing.

      Although the Nations Florida Intermediate Municipal Bond Fund and Nations Florida Municipal Bond Fund anticipate that the portfolio will exclusively contain assets that are exempt from Florida's intangible personal property tax on January 1 of each tax year, it may be possible that the portfolio will have a small portion of its assets invested temporarily in assets on such date which are not exempt from Florida's annual intangible personal property tax. In this situation, only the portion of the net asset value of the portfolio which is made up of direct obligations of the United States of America, its agencies, territories and possessions (as described above) may be removed from the net asset value for purposes of computing the intangible personal property tax. The remaining net asset value of the portfolio and hence a portion of the net asset value of the shares in the Nations Florida Intermediate
Municipal Bond Fund and Nations Florida Municipal Bond Fund would be subject to the intangible personal property tax. Notice as to the tax status of your shares will be mailed to you annually. Owners of shares in the Nations Florida Intermediate Municipal Bond Fund or Nations
Florida Municipal Bond Fund should consult their tax advisers with specific reference to their own tax situation if advised that a portion of the portfolio of such Funds consisted on January 1 of any year of assets which are not exempt from Florida's annual intangible personal property tax. Such annual intangible personal property tax, if any, is due and payable on June 30 of such year in which the tax liability arises.

      Nations  Georgia  Intermediate  Municipal Bond Fund's and Nations  Georgia
Municipal Bond Fund's shareholders residing in Georgia will be subject to the Georgia state intangibles tax with respect to their shares, notwithstanding that such Funds' underlying assets contain direct obligations of the government of the United States of America, Puerto Rico, and the State of Georgia, which, in held directly, would be exempt from the Georgia state intangibles tax. This result may change once the Attorney General for the State of Georgia has issued an opinion on this issue, but it is unlikely that any definitive ruling will be reached in the immediate future, as the Attorney General's office will await the adjudication of a related lawsuit that was filed around March
1, 1995.

      Nations Maryland  Intermediate  Municipal Bond Fund's and Nations Maryland
Municipal Bond Fund's shareholders who are residents of Maryland must add to their federal adjusted gross income 50% of their federal tax preference items (which include interest amounts from private activity bonds) the sum total of which is in excess of $10,000 for an individual return (or $20,000 for a joint return) when determining their Maryland adjusted gross income. Shareholders who are nonresidents of Maryland are required to include only those tax preference items that are based on income taxable in Maryland.

      Nations North Carolina Intermediate Municipal Bond Fund's and Nations North Carolina Municipal Bond Fund's shareholders who are residents of North Carolina may be subject to the North Carolina intangible personal property tax with respect to their shares. North Carolina does not impose its intangible personal property tax on that percentage of a shareholder's shares equivalent to the percentage of the Fund's assets represented by direct obligations of the government of the United States of America, Puerto Rico, and the State of North Carolina.

      For tax years beginning after 1991, the deduction for net long-term capital gains for South Carolina taxable income purposes was to have been increased from 29% to 44%. However, in three amendments in successive years, the South Carolina General Assembly has delayed the implementation of the increase in the deduction for net long-term capital gains for South Carolina taxable income purposes. Although the statute currently provides for the deduction to increase to 44% for taxable years beginning after 1994, as of the date of this SAI, NationsBank cannot predict whether the South Carolina General Assembly will delay the increase in the deduction for net long-term capital gains for an addition period of time.

      The Tennessee Hall Income Tax imposes a tax on income received by way of dividends from stock or interest on bonds. Dividends from a qualified regulated investment company are exempt from the Hall Income Tax, but only to the extent attributable to interest on bonds or securities of the U.S. Government or any agency or instrumentality thereof or on bonds of the State of Tennessee or any county or any municipality or political subdivision thereof, including any agency, board, authority or commission of any of the above.

      According to the Tax Foundation in Washington, D.C., it is estimated that "tax freedom day" usually falls around May 3rd across the country. On average, the money earned by an individual prior to that date goes to the payment of taxes. In addition, The Tax Foundation estimates that the average taxpayer needs to work 2 hours and 41 minutes during an eight-hour day to cover federal, state and local taxes. In contrast, it takes only 57 minutes to cover the average cost of housing and household expenses. In recent years, tax-free bonds have been in high demand due to high tax rates and fewer available tax deductions. Insured certificates of deposit and money market funds have traditionally offered a solid way to preserve capital and enjoy competitive yields. But yields on these investments have declined considerably. Because of that, more and more investors have found it beneficial to look for conservative higher-yielding alternatives, especially those that also offer tax relief.


   The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

      Rules  of  state  and  local  taxation  for  ordinary  income   dividends,
exempt-interest dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Distributions of net investment income may be taxable to shareholders as dividend income under state or local law even though a substantial portion of such distributions may be derived from interest on U.S. Government obligations, which, if realized directly, would be exempt from such taxes. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.


                                               TRUSTEES AND OFFICERS

      The Trustees and executive officers of the Trust, their addresses, principal occupations during the past five years, and other affiliations are as set forth below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Those Trustees who are "interested persons" of the Trust (as defined in the 1940 Act) are indicated by an asterisk (*).

                                              Position With         Principal Occupation During
Name, Address and Age                           the Trust           Past 5 Years and Current Directorships
---------------------                         --------------        --------------------------------------
Edmund L. Benson, III, 58                     Trustee               Director, President and Treasurer, Saunders &
Saunders & Benson, Inc.                                             Benson, Inc. (insurance); Director, The Capital
728 East Main Street                                                Mutual Funds; Director, Nations Fund, Inc.;
Suite 400                                                           Trustee, Nations Fund Trust, Director, Nations
Richmond, VA  23219                                                 Fund Portfolios, Inc.



                                   69


James Ermer, 53                               Trustee               Since October 1985, Senior Vice President --
CSX Corporation                                                     Finance, CSX Corporation (transportation and
One James Center                                                    natural resources); Director, The Capital
901 East Cary Street                                                Mutual Funds; Director, National Mine Service;
Richmond, VA  23219                                                 Director, Lawyers Title Corporation; Director,
                                                                    Nations Fund, Inc.; Trustee, Nations Fund
                                                                    Trust, Director, Nations Fund Portfolios, Inc.

William H.  Grigg,  63                       Trustee                Since  April 1994, Duke  Power  Co.
                                                                    Chairman  and  Chief   Executive
422 South Church Street                                             Officer;  November  1991 to April  1994,
PB04G                                                               Vice Chairman, Duke Power Co.; from
Charlotte,  NC  28242-0001                                          April 1988 to  November 1991,  Executive Vice
                                                                    President --    Customer
                                                                    Group,  Duke  Power  Co.,  Director,  The  Capital
                                                                    Mutual   Funds;    Director,    Hatteras    Income
                                                                    Securities,  Inc.,  Nations Government Income Term
                                                                    Trust 2003, Inc.,  Nations  Government Income Term
                                                                    Trust 2004,

                                                                    Inc., Nations Balanced Target Maturity
                                                                    Fund,  Inc.   (investment   companies);   Director
                                                                    Nations Fund, Inc.;  Trustee,  Nations Fund Trust,
                                                                    Director, Nations Fund Portfolios, Inc.

Thomas F. Keller, 64                          Trustee               R.J. Reynolds Industries Professor of Business
Fuqua School of Business                                            Administration and Dean, Fuqua School of
Duke University                                                     Business, Duke University; Director LADD
Durham, NC  27706                                                   Furniture, Inc., Director, The Capital Mutual
                                                                    Funds; Director, Hatteras Income Securities,  Inc.,
                                                                    Nations  Government  Income Term Trust 2003,  Inc.,
                                                                    Nations  Term Trust 2004,  Inc.,  Nations  Balanced
                                                                    Target Maturity Fund, Inc. (investment  companies);
                                                                    Director Wendy's  International Mentor Growth Fund,
                                                                    and Cambridge Trust; Director,  Nations Fund, Inc.;
                                                                    Trustee, Nations Fund Trust, Director, Nations Fund
                                                                    Portfolios, Inc.
Carl E. Mundy, Jr., 60                        Trustee               Commandant, United States Marine Corps, from
9308 Ludgate Drive                                                  July 1991 to July 1995, Commanding General,
Alexandria, VA  23309                                               Marine Forces Atlantic, from June 1990 to June
                                                                    1991.

A. Max Walker*, 73                            President, Trustee    Financial consultant, Director and Chairman of
6215 Riverwood Drive, N.W.                    and Chairman of the   the Board, Hatteras Income Securities, Inc.,
Atlanta, GA  30328                            Board                 Nations Government Income Term Trust 2003,
                                                                    Inc.,  Nations  Government  Income Term Trust 2004,
                                                                    Inc.,  Nations  Balanced Target Maturity Fund, Inc.
                                                                    (investment companies);  Formerly President, A. Max
                                                                    Walker, Inc.;  Director,  The Capital Mutual Funds;
                                                                    Director and Chairman of the Board,  Nations  Fund,
                                                                    Inc.;  Trustee and  Chairman of the Board,  Nations
                                                                    Fund Trust, Director, Nations Fund Portfolios, Inc.

Charles B. Walker, 57                         Trustee               Since 1989, Executive Vice President, Chief


                                   70

Ethyl Corporation                                                   Financial Officer and Treasurer, Ethyl
P.O. Box 2189                                                       Corporation (chemicals, plastics and aluminum
330 South Fourth Street                                             manufacturing); since 1994, Vice Chairman,
Richmond, VA  23217                                                 Ethyl Corporation and Vice Chairman, Chief
                                                                    Financial   Officer   and   Treasurer,    Albemarle
                                                                    Corporation; Director, Nations Fund, Inc.; Trustee,
                                                                    Nations   Fund  Trust,   Director,   Nations   Fund
                                                                    Portfolios,  Inc.

Thomas S. Word,  Jr.*, 57                     Trustee               Partner, McGuire Woods Battle & Boothe (law);
McGuire, Woods, Battle & Boothe                                     Director, The Capital Mutual Funds, Director,
One James Center                                                    Vaughan Bassett Furniture Company, Director
Richmond, VA  23219                                                 V-B/Williams Furniture Company Inc.; Director,
                                                                    Nations Fund, Inc.; Trustee, Nations Fund
                                                                    Trust, Director, Nations Fund Portfolios, Inc.

Richard H. Blank, Jr., 39                     Secretary             Since 1994, Vice President of Mutual Funds
Stephens Inc.                                                       Services, Stephens Inc. 1990 to 1994, Manager
                                                                    Mutual Fund Services, Stephens Inc. 1983 to
                                                                    1990, Associate in Corporate Finance
                                                                    Department, Stephens Inc.

Michael W. Nolte, 34                          Assistant Secretary   Associate, Financial Services Group of Stephens
Stephens Inc.                                                       Inc.

Louise P. Newcomb, 43                         Assistant Secretary   Corporation Syndicate Associate, Stephens Inc.
Stephens Inc.

James E. Banks, 39                            Assistant Secretary   Since 1993 Attorney, Stephens Inc.; Associate
Stephens Inc.                                                       Corporate Counsel, Federated Investors; from
                                                                    1991  to  1993,  Staff  Attorney,   Securities  and
                                                                    Exchange Commission from 1988 to 1991.

Richard H. Rose, 40                           Treasurer             Since 1994, Vice President, Division Manager,
the Shareholder Services Group, Inc.                                The Shareholder Services Group, since 1988,
One Exchange Place                                                  Senior Vice President, The Boston Company
Boston, MA  02109                                                   Advisors, Inc.

Joseph C. Viselli, 31                         Assistant Treasurer   Assistant Vice President, The Boston Company
The Shareholder Services Group, Inc.                                Advisors, Inc since April 1992.
One Exchange Place
Boston, MA  02109


Remuneration of Trustees

                                                      Total Compensation                              Nations Fund
                            Aggregate                 from Registrant and           Nations Fund        Deferred
Name of Person              Compensation from         Fund Complex Paid              Retirement      Compensation
Position (1)                Registrant (2)             to Directors                 Plan                 Plan
-----------------           --------------------       ---------------------        --------------   -------------

Edmund L. Benson,           $22,000                     $36,500                         N/A                  N/A
III, Trustee


                                   71


James Ermer                 $22,000                     $36,500                         N/A                  N/A
Trustee


William H. Grigg            $22,000                     $45,500                         N/A                  N/A
Trustee


Thomas F. Keller            $22,000                     $45,500                         N/A                  N/A
Trustee


A. Max Walker               $24,000                     $51,500                         N/A                  N/A
Chairman of the Board


Charles B. Walker           $22,000                     $36,500                         N/A                  N/A
Trustee


Thomas S. Word              $22,000                     $36,500                         N/A                  N/A
Trustee

Carl E. Mundy, Jr.,         $7,000                          N/A                         N/A                  N/A
        Trustee

(1)  All  trustees  receive   reimbursements   for  expenses  related  to  their
     attendance at meetings of the Board of Trustees. Officers of the Trust receive no direct remuneration in such capacity from the Trust.

(2) For current fiscal year and includes estimated future payments. Each Trustee receives (i) an annual retainer of $1,000 ($3,000 for the Chairman of the Board) plus $500 for each Fund of the Trust, plus (ii) a fee of $1,000 for attendance at each "in-person" meeting of the Board of Trustees (or committee thereof) and $500 for attendance at each other meeting of the Board of Trustees (or Committee thereof).

(3) Messrs. Grigg, Keller and A.M. Walker receive compensation from eight investment companies, including the Trust, that are deemed to be part of the Nations Fund "fund complex," as that term is defined under Rule 14a-101 of the Securities Exchange Act of 1934, as amended. Messrs. Benson, Ermer,
     C. Walker, Mundy and Word receive compensation from four investment companies, including the Trust, deemed to be part of the Nations Fund fund complex.

      Mr. Rose serves as Treasurer to certain other investment companies for which The Shareholder Services Group, Inc. (the "Co-Administrator") or its affiliates serve as sponsor, distributor, administrator and/or investment adviser.

      Each Trustee of the Trust is also a Director of Nations Fund, Inc. and Nations Fund Portfolios, Inc. and a trustee of Nations Institutional Reserves, each, a registered investment company that is part of the Nations Fund family of funds. Richard H. Blank, Jr., Richard H. Rose, Joseph C. Viselli, Michael W. Nolte, Louise P. Newcomb and James E. Banks, Jr. also are officers of Nations Fund, Inc., Nations Fund Portfolios, Inc. and Nations Institutional Reserves.

      Each Trustee receives (i) an annual retainer of $1,000 ($3,000 for the Chairman of the Board) plus $500 for each Fund of the Trust, plus (ii) a fee of $1,000 for attendance at each "in-person" meeting of the Board of Trustees (or committee thereof) and $500 for attendance at each other meeting of the Board of Trustees (or committee thereof). All Trustees receive reimbursements for expenses related to their attendance at meetings of the Board of Trustees. Mr. Mundy was not a Trustee of the Trust during the fiscal year ended April 30, 1995 and therefore received no compensation. Officers receive no direct remuneration in such capacity from the Trust.

      For the fiscal year ended November 30, 1994, such fees and expenses totalled $210,096. No person who is an officer, director, or employee of NationsBank or its affiliates serves as an officer, Trustee, or employee of the Trust. The Trustees and officers of Nations Fund own less than 1% of the shares of the Trust.

      The Trust has adopted a Code of Ethics which, among other things, prohibits each access person of the Trust from purchasing or selling securities when such person knows or should have known that, at the time of the transaction, the security (i) was being considered for purchase or sale by a Fund, or (ii) was being purchased or sold by a Fund. For purposes of the Code of Ethics, an access person means (i) a Trustee or officer of the Trust, (ii) any employee of the Trust (or any company in a control relationship with the Trust) who, in the course of his/her regular duties, obtains information about, or makes recommendations with respect to, the purchase or sale of securities by the Trust, and (iii) any natural person in a control relationship with the Trust who obtains information concerning recommendations made to the Trust regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions, including a requirement that they disgorge to the Trust any profits realized on short-term trading (i.e., the purchase/sale or sale/purchase of securities within any 60-day period). The above restrictions do not apply to purchases or sales of certain types of securities, including money market instruments and certain U.S. Government securities. To facilitate enforcement, the Code of Ethics generally requires that the Trust's access persons, other than its "disinterested" Trustees, submit reports to the Trust's designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund.

Nations Funds Retirement Plan


      Under the terms of the Nations Funds Retirement Plan for Eligible Trustees (the "Retirement Plan"), each trustee may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Retirement Plan, the normal retirement date is the date on which the eligible trustee has attained age 65 and has completed at least five years of continuous service with one or more of the open-end investment companies ("Funds") advised by the Adviser. If a trustee retires before reaching age 65, no benefits are payable. Each eligible trustee is entitled to receive an annual benefit from the Funds commencing on the first day of the calendar quarter coincident with or next following his date of retirement equal to 5% of the aggregate trustee's fees payable by the Funds during the calendar year in which the trustee's retirement occurs multiplied by the number of years of service (not in excess of ten years of service) completed with respect to any of the Funds. Such benefit is payable to each eligible trustee in quarterly installments for a period of no more than five years. If an eligible trustee dies after attaining age 65, the trustee's surviving spouse (if any) will be entitled to receive 50% of the benefits that would have been paid (or would have continued to have been paid) to the trustee if he had not died. The Retirement Plan is unfunded. The benefits owed to each trustee are unsecured and subject to the general creditors of the Funds. At present the Plan is not in effect and therefore there are no fees to disclose.

Nations Funds Deferred Compensation Plan

      Under the terms of the Nations Funds Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan"), each trustee may elect, on an annual basis, to defer all or any portion of the annual board fees (including the annual retainer and all attendance fees) payable to the trustee for that calendar year. An application will be submitted to the SEC to permit deferring trustees to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Funds. Until approval is received from the SEC, the rate of return on any fees deferred by a trustee will be tied to the yield on 90-day U.S. Treasury Bills. Distributions from the deferring trustees' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five years beginning on the date the deferring trustee's retirement benefits commence under the Retirement Plan. The Board of Trustees, in its sole discretion, may accelerate or extend such payments after a trustee's termination of service. If a deferring trustee dies prior to the commencement of the distribution of amounts in his deferral account, the balance of the deferral  account will be distributed to his designated  beneficiary in a lump sum as soon as  practicable  after  the  trustee's  death.  If a deferring trustee  dies  after the  commencement  of such  distribution, but prior to the complete  distribution  of his  deferral  account,  the balance of the  amounts credited  to  his  deferral  account  will  be
distributed  to  his  designated beneficiary   over  the   remaining
period during which such amounts were distributable to the trustee. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way and deferring trustees have the status of unsecured creditors of the Funds from which they are deferring compensation.

Shareholder and Trustee Liability

      Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust, and that every note, bond, contract, order, or other undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or some other reason. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

      The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment, or decree arising out of or connected with the administration or preservation of the trust estate or the conduct of any business of the Trust; nor shall any Trustee be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties as Trustee. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the trust property for payment.

      With the exceptions stated, the Declaration of Trust provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a Trustee, and that the Trustees have the power, but not the duty, to indemnify officers and employees of the Trust unless any such person would not be entitled to indemnification had he or she been a Trustee.


                  INVESTMENT ADVISORY, ADMINISTRATION, CUSTODY,
                          TRANSFER AGENCY, SHAREHOLDER
                 SERVICING AND DISTRIBUTION SERVICES AGREEMENTS

Investment Adviser


      Effective January 1, 1996, NBAI began serving as investment adviser to the Funds of the Trust, pursuant to an Investment Advisory Agreement dated January 1, 1996. Effective January 1, 1996, TradeStreet began serving as sub-investment adviser to the Funds of the Trust, pursuant to a Sub-Advisory Agreement dated January 1, 1996.

      NBAI also serves as the investment adviser to Nations Fund, Inc., Nations Institutional Reserves and Nations Fund Portfolios, Inc., each a registered investment company that is part of the Nations Fund Family. In addition, NBAI serves as the investment advisor to Hatteras Income Securities, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and Managed Balanced Target Maturity Fund, Inc., each a closed-end diversified management investment company traded on the New York Stock Exchange. TradeStreet also serves as the sub-investment adviser to all of the funds of Nations Fund, Inc., except the International Equity Fund, and to Nations Institutional Reserves, Hatteras Income Securities, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and Managed Balanced Target Maturity Fund, Inc.

      NBAI and TradeStreet are each wholly owned banking subsidiaries of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation.

      Prior to January 1, 1996, NationsBank, through its investment management division, served as investment adviser to the Funds. NationsBank is successor to NationsBank of North Carolina, N.A. which was merged with and into NationsBank of South Carolina, N.A., effective January 3, 1995. The resulting entity was renamed NationsBank, N.A. (Carolinas). NationsBank is a wholly owned subsidiary of NationsBank Corporation, a bank holding company. Prior to June 30, 1992, NationsBank of Georgia, N.A. served as the Investment Adviser to the Trust. On December 31, 1991 an Agreement and Plan of Consolidation between NCNB Corporation

("NCNB") and C&S Sovran Corporation ("C&S/Sovran") was consummated whereby C&S/Sovran was merged into and became a wholly owned subsidiary of NCNB and NCNB changed its name to NationsBank Corporation. In anticipation of this transaction, the prior investment adviser for the Trust was changed from Sovran Bank, N.A., to C&S/Sovran Trust Company (Georgia), N.A. After the merger of C&S/Sovran and NCNB was completed, C&S Sovran Trust Company (Georgia), N.A., changed its name to NationsBank Trust Company (Georgia), N.A., and subsequently merged into NationsBank of Georgia, N.A. which continued to serve as the investment adviser to Nations Fund Trust until June 30, 1992. Prior to the merger of NCNB and C&S/Sovran, NationsBank (formerly NCNB National Bank of North Carolina) served and continues to serve as investment adviser to all of the Funds of the Trust pursuant to an amendment to its investment advisory agreements. NationsBank and NationsBank of Georgia, N.A. are wholly owned subsidiaries of NationsBank Corporation.

      Since 1874, NationsBank and its predecessors have been managing money for foundations, universities, corporations, institutions and individuals. NationsBank and its affiliates manage over $50 billion, including over $9 billion in Nations Fund assets, $1.2 billion in tax-free assets, and $35 billion in fixed income assets for individuals, institutions and corporations in both the United States and abroad. It is a company dedicated to a goal of providing responsible investment management and superior service. NationsBank is recognized for its sound investment approaches, which place it among the nation's foremost financial institutions. NationsBank and its affiliates organization makes available a wide range of financial services to its over 6 million customers through over 1700 banking and investment centers.
Approximately 12 of NationsBank personnel are involved in stock and bond research.

      NationsBank restructured its investment management division as of January 1, 1996 by reorganizing the division into two separate, wholly owned advisory subsidiaries, NBAI and TradeStreet. The restructuring resulted in the transfer of the division's investment management and advisory functions to NBAI, and its day to day investment company portfolio management functions to TradeStreet. The investment professionals who performed investment company management functions and who managed the companies portfolios as employees of NationsBank continue to perform such services as employees of NBAI and TradeStreet, respectively. The restructuring did not change the scope and nature of investment advisory services provided to the relevant Funds. The restructuring, and related Investment Advisory Agreement and Sub-Advisory Agreement, were approved by the Board of Trustees of the Trust at the October 12-13, 1995 Board Meeting.




      The Investment Advisory Agreement for NBAI and Sub-Advisory Agreement for TradeStreet each provides that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties thereunder on the part of NBAI or Trade Street, respectively, or any of their respective officers, directors, employees or agents, NBAI or TradeStreet shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of, or connected with, rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

      The Investment Advisory Agreement shall become effective with respect to a Fund if and when approved by the Trustees of the Trust, and if so approved, shall thereafter continue from year to year, provided that such continuation of the Agreement is specifically approved at least annually by (a) (i) the Trust's Board of Trustees or (ii) the vote of "a majority of the outstanding voting securities" of a Fund (as defined in Section 2(a)(42) of the 1940 Act), and (b) the affirmative vote of a majority of the Trust's Trustees who are not parties to such Agreement or "interested persons" (as defined in the 1940 Act) of a party to such Agreement (other than as Trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose.

      The Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund) or by NBAI on 60 days' written notice.

      The Sub-Advisory Agreement shall become effective with respect to each Fund as of its execution date and, unless sooner terminated, shall continue in full force and effect for one year, and may be continued with respect to each Fund thereafter, provided that the continuation of the Agreement is specifically approved at least annually by (a) (i) the Trust's Board of Trustees or (ii) the vote of "a majority of the outstanding voting securities" of a Fund (as defined in Section 2(a)(42) of the 1940 Act), and (b) the affirmative vote of a majority of the Trust's Trustees who are not parties to such Agreement or "interested persons" (as defined in the 1940 Act) of a party to such Agreement (other than as Trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose.

      The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund), or by NBAI, or by TradeStreet on 60 days' written notice.

      As discussed above, NationsBank was the investment adviser to the Funds prior to January 1, 1996. The tables set forth on the following page state the net advisory fees paid to NationsBank, the advisory fees waived and expense reimbursements where applicable for the fiscal years ended November 30, 1994, 1993 and 1992 where applicable.


                                                                    ADVISORY FEES


                                 FY 1994                                  FY 1993                              FY 1992

                     Net Amt.     Amount      Reimbsd.       Net Amt.      Amount      Reimbsd.    Net Amt.    Amount       Reimbsd.
                     Paid         Waived      by Advsr.      Paid          Waived      by Advsr.   Paid        Waived       by Advr.


Nations Government      724,416    1,235,880    0           $  797,650   $1,270,805     0           $1,000,931   $  600,559       0
   Money Market
Nations Tax Exempt
  Fund                  874,309   2,912,954     0              398,071    2,427,800    76,707        403,490        242,094       0
Nations Value Fund    6,534,662      53,149     0            3,817,988            0         0      1,423,005         67,195       0
Nations Capital
  Growth Fund         5,381,628           0     0            4,753,787      582,109         0              0        883,990       0
Nations
Disciplined
  Equity Fund             8,160           0     0               N/A          N/A          N/A           N/A          N/A         N/A
Nations Managed
  Index Fund
Nations Equity
  Index Fund            102,464     433,345     0               N/A          N/A          N/A          N/A          N/A          N/A
Nations Emerging
  Growth Fund         1,288,934           0     0           540,729      201,217            0              0            0
                                                                                                                                0
Nations Balanced
  Assets Fund        1,805,446            0     0         1,155,563     103,411        0           0         135,807
                                                                                                                                0
Nations
Short-Inter-
  mediate Gov't      2,556,715    1,278,358     0         2,276,577    1,435,110       0        958,833    1,230,663
Fund                                                                                                                            0
Nations Short-Term
  Income Fund          696,393     730,564  34,171          444,309      969,336        0           0         210,316
                                                                                                                                0
Nations
Diversified
  Income Fund          329,285     170,640       0          129,313      133,926      38,638        0         11,403
                                                                                                                                0
Nations Strategic
  Fixed Income Fund  2,902,823     427,781       0         2,442,399     872,384        0           0         273,531
                                                                                                                                0
Nations Municipal
  Income Fund          398,300     279,021  66,736           358,056     358,057      18,303     129,529      213,204      42,669
Nations Short-Term
  Municipal Income
  Fund                 42,559      167,405     362                 0       4,870        910       N/A          N/A          N/A
Nations
Intermediate
  Municipal Bond
  Fund                 (8,684)     151,227   40,762                0      47,909      8,883        N/A          N/A
                                                                                                                            N/A
Nations Florida
  Intermediate
  Municipal
  Bond Fund            154,249     102,832          0            50,562      82,656      11,860       N/A          N/A           N/A
Nations Georgia
  Intermediate
   Municipal
  Bond Fund            166,565     111,043          0           92,237      122,527       7,479        0         60,676       14,387
Nations Maryland
  Intermediate
  Municipal Bond
  Fund                 287,326     191,550          0          248,121      175,736      18,430     102,817      176,616      33,498


                                                                 ADVISORY FEES

                                 FY 1994                                  FY 1993                             FY 1992
                     Net Amt.     Amount      Reimbsd.       Net Amt.      Amount      Reimbsd.    Net Amt.    Amount       Reimbsd.
                     Paid         Waived      by Advsr.      Paid          Waived      by Advsr.   Paid        Waived       by Advr.


Nations North
  Carolina
  Intermediate
   Municipal
   ond Fund            73,680        61,099       17,968         36,957       68,549     19,755       N/A          N/A         N/A
Nations South
   Carolina
  Intermediate
  Municipal
  Bond Fund            271,482     180,988          0          160,676      219,611        0           0         125,897     23,949
Nations Tennessee
  Intermediate
   Municipal
  Bond Fund             27,480       35,606       25,930          4,900       51,124     22,182       N/A          N/A         N/A
Nations Texas
  Intermediate
  Municipal Bond        99,658       70,684         6,366         33,746      55,354     10,099       N/A          N/A         N/A
  Fund
Nations Virginia
  Intermediate
  Municipal
  Bond Fund          1,138,783     346,587          0         1,122,086     280,479      35,120      743,301     283,020     80,652
Nations Florida
  Municipal
  Bond Fund            (3,925)     127,352          6,635          5,672       5,672      2,796       N/A          N/A         N/A
Nations Georgia
  Municipal
  Bond Fund           (57,827)     111,043          0              2,610       2,610      1,738       N/A          N/A         N/A
Nations Maryland
  Municipal
  Bond Fund           (12,208)       23,155       12,701           1,628      1,628       1,009       N/A          N/A         N/A
Nations North
  Carolina
  Municipal Bond
  Fund                 (6,440)     126,235          9,504          5,912      5,912       2,546       N/A          N/A         N/A
Nations South
  Carolina
  Municipal Bond                                                                                      N/A          N/A         N/A
  Fund                (14,381)       44,830       15,335           2,167      2,167       1,617
Nations Tennessee
  Municipal
  Bond Fund           (10,922)       26,558       13,336           1,736      1,736       1,412       N/A          N/A         N/A
Nations Texas
  Municipal
  Bond Fund           (13,243)       70,358       14,740           3,181      3,181       1,860       N/A          N/A         N/A
Nations Virginia
  Municipal
  Bond Fund            (9,176)       71,728       10,702           3,466      3,466       1,387       N/A          N/A         N/A


Investment Styles

The  Adviser  uses  various   investment   strategies   during  the  process  of
constructing and managing the Nations Fund Trust portfolios. These strategies have been categorized into investment styles which consist of (i) the NationsBank Fixed Income Style, (ii) the NationsBank Growth Equity Style, (iii) the NationsBank Value Equity Style and (iv) the NationsBank Balanced Assets Style. Investment Styles described below relate to the Diversified Income, Government Securities, Short-Intermediate Government, Short-Term Income, Strategic Fixed Income, Intermediate Municipal Bond, Municipal Income, Short-Term Municipal Income, Capital Growth, Emerging Growth, Value and Balanced Assets Funds and the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds.


      NationsBank Fixed Income Style. The Nations Diversified Income, Government Securities, Short-Intermediate Government, Short-Term Income, Strategic Fixed Income, Intermediate Municipal Bond, Municipal Income, Florida Intermediate Municipal Bond, Georgia Intermediate Municipal Bond, Maryland Intermediate
Municipal Bond, North Carolina Intermediate Municipal Bond, South Carolina Intermediate Municipal Bond, Tennessee Intermediate Municipal Bond, Texas
Intermediate Municipal Bond, Virginia Intermediate Municipal Bond Fund, Short-Term Municipal Income Fund and the State Municipal Bond Funds are managed by the Adviser using the NationsBank Fixed Income Style. The NationsBank Fixed Income Style investment philosophy is premised on the belief that a well diversified portfolio of fixed income securities that emphasizes a combination of investments strategies will capture relative value in the bond market.


      In order to pursue this goal, the Fixed Income Style includes certain biases. The Adviser reduces the risk by investing in many different issuers. This is done by setting a maximum percentage permitted of any single issuer in any portfolio. Focus on high credit quality is the second bias. Holdings are concentrated in the upper end of the quality spectrum. Securities of less than the highest quality are used only when the team of credit analysts support the conclusion that the quality will remain stable or improve, and that it offers attractive potential in expected return. The third bias is to de-emphasize interest rate forecasts. The performance of a portfolio therefore is not held hostage to the accuracy of a rate forecast.

      This philosophy attempts to achieve consistent results while minimizing risk. Five strategies are also utilized by the Fixed Income Style Group Portfolio Managers to meet this objective.

      Sector Spread Anomalies: When sectors of the bond market are over or under valued, the allocation in the portfolios is adjusted accordingly. Such decisions are made based on a sound analysis of historical bond values as well as a review of current market conditions and its impact on future values.

      Yield Curve Anomalies: Unusual shapes in the yield curve or the degree of steepness in the yield curve provide opportunities to outperform fixed income indices. Such opportunities are reviewed by our specialists for return enhancement under a variety of possible interest rate shifts before they are implemented.

      Coupon/Quality Opportunities: High or low coupon securities may represent investment value based on supply and demand conditions for bonds. There are also times when upgrading or downgrading of the credit quality of a bond can enhance a portfolio's return. Funds hold lower quality bonds only when the expected reward is substantial compared to the potential risks, and credit analysis supports the conclusion that the credit quality is stable or improving.

      Security Analysis: A full staff of credit analysts is dedicated to supporting fixed income credit decisions. This staff gains additional support from a substantial equity research team when analyzing bonds from corporate issuers.

      Duration Management: The duration (price volatility of a bond in relation to interest rate movements) of the portfolios may be altered by 10% shorter or longer than the portfolios normal benchmark. Changes in duration are made infrequently and only when they are supported by economic expectations and an assessment of value.

      A final portfolio consists of securities that have been selected by the Fixed Income Style Group Portfolio Managers, in-house industry specialists and expert Wall Street sources all working together.


      NationsBank Growth Equity Style. The Capital Growth and Emerging Growth Funds are managed by the Adviser using the NationsBank Growth Equity style. The NationsBank Growth Equity Style investment philosophy seeks companies with superior growth prospects selling at reasonable prices that, over time, should outperform the market.

      Emphasis is placed on a "value adjusted for growth" stock selection process. Essential to this style is the Adviser's belief that absolute valuation does not capture the powerful effects of inflation. Therefore, relative price/earnings ranges of stocks going back 5 years are examined rather than static absolute price/earnings ratio.


      Inflation causes the market price/earnings ratio of a stock to expand or contract. Investors are willing to pay a higher price for stock in a company in periods of low inflation. The inverse is also true. The premium paid for growth will increase as inflation declines and decreases as inflation rises.

      The stock selection process begins with a universe of financially strong companies. The selection process selects companies with a market capitalization greater than $500 million (large, established companies) and a strong price momentum (growth in share price over the last 18 months). This results in a universe of approximately 750 companies.


      These 750 companies are the universe from which the Adviser's industry specialists make their final decision for inclusion in an investment portfolio. In accordance with the Growth Equity Style, portfolio managers focus on those stocks among the universe with the lowest price/earnings ratio and are in industries with above average earnings growth potential. The final portfolio of stocks is then constructed by our Growth Equity Group Senior Portfolio Managers who work closely with the in-house industry specialists, as well as expert Wall Street sources.

      In summary, the Growth Equity Style seeks to produce a diverse portfolio of large capitalization growth stocks, that over time, should outperform the market.



      NationsBank Value Equity Style. The Value Fund is managed by the Adviser using the NationsBank Value Equity Style. The Value Equity Style investment philosophy is premised on the belief that a well diversified portfolio of undervalued companies exhibiting low price/earnings ratios will over time outperform the market while incurring lower than market risk.


      This style utilizes a "bottom-up" approach to stock selection, focusing on well proven factors of fundamental valuation. A low price/earnings ratio and above market dividend yield are two of the biases which reduce market risk. A catalyst for earnings improvement is also one of this Style's requirements as it assists with the "timing" of the purchase of a particular company.

      Stock selection process begins with a team of 10 in-house research specialists aided by a computerized screening model. Starting with approximately a 2,000 company universe, stocks must first pass a rigorous screening process that selects only those companies that possess strong financial quality and a market capitalization greater than $500 million. This results in a universe of approximately 900 companies, representing all of the 54 major U.S. industries and approximately 10 economic sectors.

      A more sophisticated  screening process is then applied to the 900 company
universe.   The  companies  are  then  ranked  based  on  the  following  factor weightings:

      The top one-third, or approximately 300 companies, result in the final universe from which the industry specialists make initial selections for a Fund. To insure adherence to the discipline, price objectives (buy and sell prices) are set for each company purchased, based on sound fundamental analysis. A final diversified portfolio of approximately 65 issues is constructed by the Value Equity Style Group Senior Portfolio Managers working closely with in-house industry specialists, as well as expert Wall Street sources.

      In summary, the low price/earnings ratio, value discipline seeks to produce a well diversified portfolio of high quality companies, that over time, should outperform the market, thereby adding value while incurring below-market risk.


      NationsBank Balanced Asset Style. The Nations Balanced Assets Fund is managed by the Adviser using the NationsBank Balanced Assets Style. The NationsBank Balanced Asset Style investment philosophy is premised on the belief that a diversified portfolio of stocks, fixed income, and money market securities will provide total investment return through a combination of growth of capital and current income consistent with preservation of capital.


      In order to pursue this goal, the Balanced Asset Style utilizes an asset allocation approach. Asset allocation is a process of allocating a portfolio's market value among major asset classes (equities, fixed income, and cash equivalents). Different asset classes have unique return and risk characteristics. The principle behind asset allocations is that a diversified portfolio of equities, fixed income, and cash equivalents with different return/risk characteristics will reduce overall portfolio risk in both up and down markets.

      The asset allocation process begins by making projections for stock, bond and cash returns and risk profiles. A computer data analysis identifies  the highest expected return and measures it against  the
minimum   return   requirements   for  the   balanced   strategy.
Recommendations are made to an Investment Policy Committee who reviews and approves asset class allocations.

      The stock, bond and asset allocation recommendations are then passed onto the Balanced Asset Group Senior Portfolio Managers who make the final investment decisions. The Portfolio Managers have the ability to change the portfolio's holdings to take advantage of changing market conditions, while seeking an optimal balance of income, stability, and growth. Most stock investments will be made in companies with above average earnings and dividend prospects and overall financial market stability. All bond purchases will be investment grade or above. Cash instruments will provide liquidity.

      In summary, the Balanced Asset Style should provide total investment return through a combination of growth of capital and current income consistent with preservation of capital.


      NationsBank Disciplined Equity Style. The Nations Disciplined Equity Fund is managed by the Adviser using the NationsBank Disciplined Equity Style. The NationsBank Disciplined Equity Style investment philosophy seeks to identify companies which offer future near-term earnings momentum.

      The Adviser pursues this investment philosophy through the use of a proprietary computerized tracking system which monitors the earnings per share estimates of approximately 3,000 Wall Street analysts, and through conventional security analysis. In utilizing the computerized tracking system, the Adviser identifies companies with respect to which there has been a change in the consensus analyst estimate of earnings per share. The Adviser believes that such a change often signifies the beginning of a trend for the company, rather than an isolated occurrence, and that such trend ultimately will be reflected in the share price of the company. The Adviser then buys or sells stocks for the Fund based on the results of this analysis.

      In selecting stocks pursuant to the NationsBank Disciplined Equity Style, the Adviser also uses conventional security analysis techniques. Starting with a universe of approximately 2,000 companies with large market capitalizations, the Adviser eliminates stocks that have relatively low trading activity, as well as stocks of companies of poor credit quality and those which, in the opinion of the Adviser, are overpriced. From the available pool of stocks that meet all of the criteria, approximately 40 to 50 are selected for inclusion in the Fund's portfolio.


      The Adviser strives to keep the assets of the Fund fully invested at all times, except as required to meet expected liquidity needs.


Administrator and Co-Administrator

      Effective September 1, 1993 (the "Transition Date"), Stephens Inc. (the "Administrator) began serving as administrator of the Trust and The Shareholder Services, Inc. (formerly The Boston Company Advisors, Inc.), began serving as the co-administrator of the Trust (the "Co-Administrator"). From February 19, 1992 to the Transition Date, The Boston Company

Advisors,  Inc.  served as the sole  administrator of the Trust. Prior
to February 19, 1992, The Boston Company Advisors,   Inc.  and Provident
Financial Processing Corporation served as co-administrators for the Trust.

      The Administrator and Co-Administrator serve under an administration agreement ("Administration Agreement") and co-administration agreement ("Co-Administration Agreement"), respectively, each of which was approved by the Board of Trustees on August 4, 1993. The Administrator receives, as compensation for its services rendered under the Administration Agreement and as agent for the Co-Administrator for the services it provides under the Co-Administration Agreement, an administrative fee, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of each Fund.

      Pursuant to the Administration Agreement, the Administrator has agreed to, among other things, (i) maintain office facilities for the Funds, (ii) furnish statistical and research data, data processing, clerical, and internal executive and administrative services to the Trust, (iii) furnish corporate secretarial services to the Trust, including coordinating the preparation and distribution of materials for Board of Trustees meetings, (iv) coordinate the provision of legal advice to the Trust with respect to regulatory matters, (v) coordinate the preparation of reports to the Trust's shareholders and the SEC, including annual and semi-annual reports, (vi) coordinate the provision of services to the Trust by the Co-Administrator, the Transfer Agents and the Custodian, and (vii) generally assist in all aspects of the Trust's operations. Additionally, the Administrator is authorized to receive, as agent for the Co-Administrator, the fees payable to the Co-Administrator by the Trust for its services rendered under the Co-Administration Agreement. The Administrator bears all expenses incurred in connection with the performance of its services.

      Pursuant to the Co-Administration Agreement, the Co-Administrator has agreed to, among other things, (i) provide accounting and bookkeeping services for the Funds, (ii) compute each Fund's net asset value and net income, (iii) accumulate information required for the Trust's reports to shareholders and the SEC, (iv) prepare and file the Trust's federal and state tax returns, (v) perform monthly compliance testing for the Trust, and (vi) prepare and furnish the Trust monthly broker security transaction summaries and transaction listings and performance information. The Co-Administrator bears all expenses incurred in connection with the performance of its services.

      The Administration Agreement and the Co-Administration Agreement may be terminated by a vote of a majority of the Board of Trustees, or by the Administrator or Co-Administrator, respectively, on 60 days' written notice without penalty. The Administration Agreement and Co-Administration Agreement are not assignable without the written consent of the other party. Furthermore, the Administration Agreement and the Co-Administration Agreement provide that the Administrator and Co-Administrator, respectively, shall not be liable to the Funds or to their shareholders except in the case of the Administrator's or Co-Administrator's, respectively, willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

      The table set forth on the following page states the net administration fees paid and the administration fees waived for the fiscal years ended November 30, 1994, 1993 and 1992 (where applicable).


                                                                   Administration Fees


                                             FY 1994                     FY 1993                     FY 1992
                                      ----------------------      ---------------------       ---------------------
                                       Net Fees      Fees           Net Fees       Fees        Net Fees     Fees
                                       Paid          Waived         Paid           Waived      Paid         Waived

Nations Government Money Market        $119,102      $70,972        $467,652       $ 49,462    $374,069     $ 59,101
Nations Tax Exempt Fund                  864,933       81,883         640,529          65,939    151,000       26,535
Nations Value Fund                       866,305       12,070         462,457          46,608    174,184       29,495
Nations Capital Growth Fund              664,272       53,278         643,393          68,060      94,292
                                                                                                                 0
Nations Emerging Growth Fund             159,098       12,760          89,840                          N/A        N/A
                                                                                   9,086
Nations Disciplined Equity Fund              5,026            414          N/A                         N/A     N/A
                                                                                   N/A
Nations Equity Index Fund                  94,857       12,305             N/A                         N/A     N/A
                                                                                   N/A
Nations Balanced Assets Fund             222,852        17,874       152,127           15,736      14,486        0
Nations Short-Intermediate
  Government Fund                         591,720      47,459       560,032            58,583    229,661    280,271
Nations Short-Term Income Fund            225,440       18,081      212,247            23,361     28,042
                                                                                                            0
Nations Diversified Income Fund             77,134       6,187        39,864            4,009       1,520
                                                                                                            0
Nations Strategic Fixed Income Fund       513,885    411,216        498,2790          54,185      36,471
                                                                                                            0
Nations Municipal Income Fund             114,802       9,208       108,157           11,195      47,087      11,847
Nations Short-Term Municipal
  Income Fund                               26,208    15,857                   0                   N/A         N/A
                                                                                      974
Nations Intermediate Municipal
  Bond Fund                                 14,603    22,058            7,488             497      N/A         N/A
Nations Florida Intermediate
  Municipal Bond Fund                       47,598      3,818         24,253           2,391       N/A         N/A
Nations Georgia Intermediate
  Municipal Bond Fund                       51,400    4,122           38,930        4,023          10,918    1,417
Nations Maryland Intermediate
  Municipal Bond Fund                       88,663    7,112          76,764         8,007        49,636      9,043
Nations North Carolina
  Intermediate Municipal Bond
  Fund                                     28,281     2,268          19,146         1,955             N/A      N/A
Nations South Carolina
  Intermediate Municipal Bond
  Fund                                   83,775       6,719          68,874         7,183        25,470      2,418
Nations Tennessee Intermediate
  Municipal Bond Fund                    16,481       1,322          10,279           926           N/A        N/A
Nations Texas Intermediate
  Municipal Bond Fund                    32,717       2,624          16,266         1,554           N/A        N/A
Nations Virginia Intermediate
  Municipal Bond Fund                   275,016      22,058         254,140        26,373       205,170     12,684
Nations Florida Municipal
  Bond Fund                              14,712       9,995               0           945           N/A        N/A
Nations Georgia Municipal
  Bond Fund                               4,780       4,089               0            435          N/A        N/A




Nations Maryland Municipal
  Bond Fund                               2,124       1,817               0            271          N/A        N/A
Nations North Carolina Municipal
  Bond Fund                              13,262       8,288               0            985          N/A        N/A
Nations South Carolina Municipal
  Bond Fund                               4,113       3,518               0            361          N/A        N/A
Nations Tennessee Municipal

                                       88


  Bond Fund                               3,001       1,828               0            289          N/A        N/A
Nations Texas Municipal Bond
  Fund                                    6,454       5,522               0            530          N/A        N/A
Nations Virginia Municipal
  Bond Fund                               6,580       5,629               0            578          N/A        N/A

                                   89

      As discussed under the caption "Expenses," the Administrator will be required to reduce its fee from the Trust, in direct proportion to the fees payable to the Adviser and the Administrator by the Trust, if the expenses of the Trust exceed the applicable expense limitation of any state in which the Funds' shares are registered or qualified for sale.


Custodian and Transfer Agent

      NationsBank of Texas, N.A., serves as custodian for the fund securities and cash of each Fund. As custodian, NationsBank of Texas, N.A., maintains custody of such Funds' securities, cash and other property, delivers securities against payment upon sale and pays for securities against delivery upon purchase, makes payments on behalf of such Funds for payments of dividends, distributions and redemptions, endorses and collects on behalf of such Funds all checks, and receives all dividends and other distributions made on securities owned by such Funds. For such services, NationsBank of Texas, N.A., is entitled to receive, in addition to out-of-pocket expenses, fees, payable monthly (i) at the rate of 1.25% of 1% of the amortized cost value of the Money Market Funds' investments and the average daily net assets of each Non-Money Market Fund, (ii) $10.00 per repurchase collateral transaction by each Fund, and (iii) $15.00 per purchase, sale and maturity transaction involving each Fund. NationsBank of Texas, N.A. is a wholly owned subsidiary of NationsBank Corp.

      The Shareholder Services Group, Inc. ("TSSG"), which is located at One Exchange Place, Boston, Massachusetts 02109, acts as transfer agent for the Trust's Shares. Under the transfer agency agreements, the transfer agent maintains the shareholder account records for the Trust, handles certain communications between shareholders and the Trust, and distributes dividends and distributions payable by the Trust to shareholders, and produces statements with respect to account activity for the Trust and its shareholders for these services. The transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts that it maintains for the Trust during the month and is reimbursed for out-of-pocket expenses. NationsBank of Texas, N.A., 901 Main Street, Dallas, Texas 75201, serves as sub-transfer agent for each Fund's Trust A and Trust B Shares.

Shareholder Servicing Agreements (Trust B Shares Only)

      As stated in the Prospectuses for the Trust Shares, the Trust has a Shareholder Servicing Plan with respect to the Trust B Shares for each of the Funds  except  the Value  Fund,  Capital Growth Fund,
Emerging Growth Fund,  Disciplined Equity Fund, Equity Index Fund,
Balanced Assets Fund,  Short-Intermediate  Government  Fund,  Short-Term
Income Fund,  Diversified  Income Fund,  Strategic  Fixed Income Fund
and Managed Index Fund.  Pursuant to the  Shareholder  Servicing  Plan,
the Trust has entered into agreements  with certain banks  pertaining to the  provision of  administrative services  to  their  customers  who may from time to time own of record or beneficially Trust B Shares ("Customers") in consideration for the payment of up to 0.25% (on an annualized  basis) of the average daily net asset value of such shares.
Such services may include:  (i)  aggregating  and processing  purchase, exchange and  redemption  requests for shares from  Customers  and transmitting promptly net purchase and redemption orders with the
Distributor or the transfer agents; (ii) providing Customers with a service that invests the assets of their accounts in shares pursuant to specific or  pre-authorized  instructions;  (iii) processing dividend and  distribution  payments  from the  Funds on  behalf of Customers;
(iv)  providing  information  periodically  to  Customers  including information  showing  their  position  in shares;  (v)  responding  to
Customer inquiries  concerning their investment in shares; (vi)
providing  sub-accounting with  respect  to shares  beneficially  owned by  Customers  or the  information necessary for sub-accounting;  (vii)
if required by law, forwarding  shareholder communications  (such as proxies,  shareholder  reports  annual and  semi-annual financial statements and dividend,  distribution and tax notices) to Customers;
(viii)  forwarding to Customers  proxy  statements  and proxies containing  any proposals regarding the Shareholder Servicing Agreements or Shareholder Services Plan; (ix) arranging for bank wires; (x)
providing general  shareholder  liaison services;  and (xi) providing such other similar  services as may reasonably be requested  to  the
extent  permitted  under  applicable   statutes,   rules  or
regulations.

Shareholder Administration Plan (Trust B Shares Only)


      As stated in the Prospectus describing the Trust B Shares of the Value Fund, Capital Growth Fund, Emerging Growth Fund, Disciplined Equity Fund, Equity Index Fund, Balanced Assets Fund, Short-Intermediate Government Fund, Short-Term Income Fund, Diversified Income Fund, Strategic Fixed Income Fund and Managed Index Fund, the Trust has a separate Shareholder Administration Plan (the "Administration Plan") with respect to such shares. Pursuant to the Administration Plan, the Trust may enter into agreements ("Administration Agreements") with broker/dealers, banks and other financial institutions that are dealers of record or holders of record or which have a servicing relationship with the beneficial owners of Non-Money Market Fund Trust B Shares ("Servicing Agents"). The Administration Plan provides that pursuant to the Administration Agreements, Servicing Agents shall provide the shareholder support services as set forth therein to their customers who may from time to time own of record or beneficially Trust B Shares in consideration for the payment of up to 0.60% (on an annualized basis) of the net asset value of such shares. Such services may include: (i) aggregating and processing purchase, exchange and redemption requests for Trust B Shares from Customers and transmitting promptly net purchase and redemption orders with the Distributor or the transfer agents; (ii) providing Customers with a service that invests the assets of their accounts in Trust B Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Trust on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Trust B Shares; (v) arranging for bank wires; (vi) responding to Customer inquiries concerning their investment in Trust B Shares; (vii) providing sub-accounting with respect to Trust B Shares beneficially owned by Customers or the information necessary for sub-accounting;
(viii) if required by law, forwarding shareholder communications (such as proxies, shareholder reports annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers;
(ix) forwarding to Customers proxy statements and proxies containing any proposals regarding an Administration Agreement; (x) employee benefit plan recordkeeping, administration, custody and trustee services; (xi) general shareholder liaison services and (xii) providing such other similar services as may reasonably be requested to the extent permitted under applicable statutes, rules, or regulations.

      The Administration Plan also provides that in no event may the portion of the shareholder administration fee that constitutes a "service fee," as the term is defined in NASD Service Plan Rule, exceed 0.25% of the average daily net asset value of the Trust B Shares of the relevant

Funds. In addition, to the extent any portion of the fees payable under the Plan is deemed to be for services primarily intended to result in the sale of Fund shares, such fees are deemed approved and may be paid under the Administration Plan. Accordingly, the Administration Plan has been approved and will be operated pursuant to Rule 12b-1 under the 1940 Act. Such plan shall continue in effect as long as the Board of Trustees, including a majority of the Qualified Trustees, specifically approves the plan at least annually.



Distribution Plans and Shareholder Servicing Arrangements for
Investor Shares

      Previous Plans. Prior to September 28, 1992, the Investor A Shares of the Government Money Market Fund, Tax Exempt Fund, Value Fund, Short-Intermediate Government Fund, Municipal Income Fund, Georgia Intermediate Municipal Bond Fund, Maryland Intermediate Municipal Bond Fund, South Carolina Intermediate Municipal Bond Fund and Virginia Intermediate Municipal Bond Fund, were subject to a Shareholder Servicing Plan substantially similar to the plan described above. The Shareholder Servicing Plan was terminated on September 27, 1992 with regard to each such Fund.

      Under a superseded shareholder servicing plan which related only to certain non-fiduciary shares in the Tax Exempt Fund, Sovran received certain fees. For the fiscal years ended November 30, 1990, and 1989, the Trust paid Sovran (after waivers) $204,919, and $176,411, respectively, for services provided by Sovran pursuant to that terminated plan.

      Investor A Shares. The Trust has adopted a revised Amended and Restated Shareholder Servicing and Distribution Plan (the "Investor A Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Investor A Shares of the Funds. The Investor A Plan provides that each Fund may pay the Distributor or banks, broker/dealers or other financial institutions that offer shares of the Fund and that have entered into a Sales Support Agreement with the Distributor ("Selling Agents") or a Shareholder Servicing Agreement with Nations Fund Trust ("Servicing Agents"), up to 0.10% (on an annualized basis) of the average daily net asset value of Investor A Shares of the Money Market Funds and up to 0.25% (on an annualized basis) of the average daily net asset value of the Non-Money Market Funds.

      Such payments may be made to (i) the Distributor for reimbursements of distribution-related expenses actually incurred by the Distributor, including, but not limited to, expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Investor A Plan, or (ii) Selling Agents that have entered into a Sales Support Agreement with the Distributor for providing sales support assistance in connection with the sale of Investor A Shares. The sales support assistance provided by a Selling Agent under a Sales Support Agreement may include forwarding sales literature and advertising provided by Nations Fund Trust or the Distributor to their customers and providing such other sales support assistance as may be requested by the Distributor from time to time. Currently, substantially all fees paid by the Money Market Funds pursuant to the Investor A Plan are paid to compensate Selling Agents for providing sales support services, with any remaining amounts being used by the Distributor to partially defray other expenses incurred by the Distributor in distributing Investor A Shares.

      Payments under the Investor A Plan by each Non-Money Market Fund (except the Short-Term Income Fund and the Short-Term Municipal Income Fund) also may be made to Servicing Agents that have entered into a Shareholder Servicing Agreement with Nations Fund Trust for providing shareholder support services to their Customers which hold of record or beneficially Investor A Shares of a Non-Money Market Fund. Such shareholder support services provided by Servicing Agents to holders of Investor A Shares of such Funds may include (i) aggregating and processing purchase and redemption requests for Investor A Shares from their Customers and transmitting promptly net purchase and redemption orders to our distributor or transfer agent; (ii) providing their Customers with a service that invests the assets of their accounts in Investor A Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from Nations Fund Trust on behalf of their Customers; (iv) providing information periodically to their Customers showing their positions in Investor A Shares; (v) arranging for bank wires; (vi) responding to their Customers' inquiries concerning their investment in Investor A Shares; (vii) providing subaccounting with respect to Investor A Shares beneficially owned by their Customers or the information to us necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from Nations Fund Trust (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to their Customers; (ix) forwarding to their Customers proxy statements and proxies containing any proposals regarding the Shareholder Servicing Agreement; (x) providing general shareholder liaison services; and (xi) providing such other similar services as Nations Fund Trust may reasonably request to the extent the Selling Agent is permitted to do so under applicable statutes, rules or regulations. The Money Market Funds, the Short-Term Income Fund and the Short-Term Municipal Income Fund may not pay for personal services and/or the maintenance of shareholder accounts, as such terms are interpreted by the NASD, under the Investor A Plan.

      Expenses incurred by the Distributor pursuant to the Investor A Plan in any given year may exceed the sum of the fees received under the Investor A Plan. Any such excess may be recovered by the Distributor in future years so long as the Investor A Plan is in effect. If the Investor A Plan were terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund. Fees received by the Distributor pursuant to the Investor A Plan will not be used to pay any interest expenses, carrying charges or other financing costs (except to the extent permitted by the SEC) and will not be used to pay any general and administrative expenses of the Distributor.

      In addition, the Trust has adopted an Amended and Restated Shareholder Servicing Plan for the Investor A Shares of the Money Market Funds, the Short-Term Income Fund and the Short-Term Municipal Income Fund (the "Investor A Servicing Plan"). Pursuant to the Investor A Servicing Plan, each such Fund may pay banks, broker/dealers or other financial institutions that have entered into a Shareholder Servicing Agreement with the Trust ("Servicing Agents") up to 0.25% (on an annualized basis) of the average daily net asset value of the Investor A Shares of each Fund for providing shareholder support services. Such shareholder support services provided by Servicing Agents may include those shareholder support services discussed above with respect to the Investor A Plan. Fees paid pursuant to the Investor A Servicing Plan are calculated daily and paid monthly.

      Investor C Shares of the Non-Money Market Funds and Investor B Shares of the Money Market Funds. As stated in the Prospectuses, the Trustees of the Trust have approved an Amended and Restated Distribution Plan (the "Investor C/B Plan") in accordance with Rule 12b-1 under the 1940 Act for the Investor C Shares of the Non-Money Market Funds and Investor B Shares of Money Market Funds. Pursuant to the Investor C/B Plan, a Fund may pay the Distributor for certain expenses that are incurred in connection with sales support services. Payments under the Investor C/B Plan will be calculated daily and paid monthly at a rate set from time to time by the Board of Trustees provided that the annual rate may not exceed 0.75% of the average daily net asset value of Investor C Shares of a Non-Money Market Fund and 0.10% of the average daily net asset value of Investor B Shares of a Money Market Fund. Payments to the Distributor pursuant to the Investor C/B Plan will be used (i) to compensate banks, other financial institutions or a securities broker/dealer that have entered into a Sales Support Agreement with the Distributor ("Selling Agents") for providing sales support assistance relating to Investor Shares covered by the Plan, (ii) for promotional activities intended to result in the sale of Investor Shares covered by the Plan such as to pay for the preparation, printing and distribution of prospectuses to other than current shareholders, and (iii) to compensate Selling Agents for providing sales support services with respect to their Customers who are, from time to time, beneficial and record holders of Investor Shares covered by the Plan. Currently, substantially all fees paid pursuant to the Investor C/B Plan are paid to compensate Selling Agents for providing the services described in (i) and (iii) above, with any remaining amounts being used by the Distributor to partially defray other expenses incurred by the Distributor in distributing Investor C Shares of a Non-Money Market Fund and Investor B Shares of a Money Market Fund. Fees received by the Distributor pursuant to the Investor C/B Plan will not be used to pay any interest expenses, carrying charges or other financing costs (except to the extent permitted by the SEC) and will not be used to pay any general and administrative expenses of the Distributor.

      Pursuant to the Investor C/B Plan, the Distributor may enter into Sales Support Agreements with Selling Agents for providing sales support services to their Customers who are the record or beneficial owners of Investor C/B Shares of a Non-Money Market Fund and Investor B Shares of
a Money  Market Fund.  Such Selling  Agents  will be  compensated  at the annual  rate of up to 0.75% of the average daily net asset value of the Investor C Shares of the  Non-Money  Market Funds,  and up to 0.10%
of the average  daily net asset value of the  Investor B Shares  of the
Money  Market  Funds  held of  record  or  beneficially  by such
Customers.  The sales support services  provided  by  Selling  Agents
may  include   providing   distribution assistance and promotional
activities intended to result in the sales of shares such as paying for the preparation, printing and distribution of prospectuses to other than current shareholders. Fees paid pursuant to the Investor C/B Plan are accrued daily and paid monthly, and are charged as expenses of Shares of a Fund as accrued. Expenses incurred by the Distributor pursuant to the Investor C/B Plan in any given year may exceed the sum of the fees received under the Investor C/B Plan and payments received pursuant to contingent deferred sales charges. Any such excess may be recovered by the Distributor in future years so long as the Investor
C/B Plan is in effect. If the Investor C/B Plan were terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund or recovered through contingent deferred sales charges.

      In addition, the Trustees have approved an Amended and Restated Shareholder Servicing Plan with respect to Investor C Shares of the Non-Money Market Funds and Investor B Shares of the Money Market Funds (the "Investor C/B Servicing Plan"). Pursuant to its Investor C/B Servicing Plan, each Fund may pay banks, broker/dealers or other financial institutions that have entered into a Shareholder Servicing Agreement with the Trust ("Servicing Agents") for certain expenses that are incurred by the Servicing Agents in connection with shareholder support services that are provided by the Servicing Agents. Payments under a Fund's Investor C/B Servicing Plan will be calculated daily and paid monthly at a rate set from time to time by the Board of Trustees, provided that the annual rate may not exceed 0.25% of the average daily net asset value of each Fund's Investor C or Investor B Shares, as appropriate. The shareholder services provided by the Servicing Agents may include (i) aggregating and processing purchase and redemption requests for Investor Shares covered by the Plan from Customers and transmitting promptly net purchase and redemption orders to our distributor or transfer agent; (ii) providing Customers with a service that invests the assets of their accounts in Investor Shares covered by the Plan pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Trust on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Investor Shares covered by the Plan; (v) arranging for bank wires; (vi) responding to Customers' inquiries concerning their investment in Investor Shares covered by the Plan;
(vii) providing subaccounting with respect to Investor Shares covered by the Plan beneficially owned by Customers or providing the information to us necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from the Trust (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding the Shareholder Servicing Agreement; (x) providing general shareholder liaison services; and (xi) providing such other similar services as the Trust may reasonably request to the extent the Servicing Agent is permitted to do so under applicable statutes, rules or regulations.

      Investor D Shares of the Money Market Funds. The Trustees have approved a Distribution Plan (the "Investor D Distribution Plan") with respect to
Investor D Shares of the Money  Market  Funds.  Pursuant to the Investor
D Distribution Plan, a Money Market Fund may compensate or reimburse the Distributor for any activities or expenses primarily intended to result in the sale of a Fund's Investor D Shares, including for sales related services provided by banks, broker/dealers or other financial institutions that have entered into a Sales Support
Agreement relating to the Investor D Shares with the Distributor ("Selling Agents"). Payments under a Fund's Investor D Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Board of Trustees provided that the annual rate may not exceed 0.45% of the average daily net asset value of each Money
Market Fund's Investor D Shares.

      The fees payable under the Investor D Distribution Plan are used primarily to compensate or reimburse the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate or reimburse Selling Agents, for sales support services provided, and related expenses incurred, by such Selling Agents. Payments under the Investor D Distribution Plan may be made with respect to preparation, printing and distribution of prospectuses, sales literature and advertising materials by the Distributor or, as applicable, Selling Agents, attributable to distribution or sales support activities, respectively, commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; overhead and other office expenses of the Distributor relating to the foregoing (which may be calculated as a carrying charge in the Distributor's or Selling Agents' unreimbursed expenses), incurred in connection with distribution or sales support activities. The overhead and other office expenses referenced above may include, without limitation, (i) the expenses of operating the Distributor's or Selling Agents' offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefit costs of administrative, operations and support personnel, utility costs, communication costs and the costs of stationery and supplies, (ii) the costs of client sales seminars and travel related to distribution and sales support activities, and (iii) other expenses relating to distribution and sales support activities.

      In addition, the Trustees have approved a Shareholder Servicing Plan with respect to Investor D Shares of the Money Market Funds (the "Investor D Servicing Plan"). Pursuant to the Investor D Servicing Plan, a Fund may compensate or reimburse banks, broker/dealers or other financial institutions that have entered into a Shareholder Servicing Agreement with the Trust ("Servicing Agents") for certain activities or expenses of the Servicing Agents in connection with shareholder services that are provided by the Servicing Agents. Payments under the Investor D Servicing Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Board of Trustees, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Investor D Shares of the Money Market Funds.

      The fees payable under the Investor D Servicing Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents may include: (i) aggregating and processing purchase and redemption requests for such Investor D Shares from Customers and transmitting promptly net purchase and redemption orders to the Distributor or Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in such Investor D Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Trust on behalf of Customers; (iv) providing information periodically to Customers showing their positions in such Investor D Shares; (v) arranging for bank wires; (vi) responding to Customers' inquiries concerning their investment in such Investor D Shares; (vii) providing sub-accounting with respect to such Investor D Shares beneficially owned by Customers or providing the information to us necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications from the Trust (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding the Investor D Servicing Plan or related agreements; (x) providing general shareholder liaison services; and (xi) providing such other similar services as the Trust may reasonably request to the extent such Servicing Agent is permitted to do so under applicable statutes, rules or regulations.

      The fees payable under the Investor D Distribution Plan and Investor D Servicing Plan (together, the "Investor D Plans") are treated by the Funds as an expense in the year they are accrued. At any given time, a Selling Agent and/or
Servicing Agent may incur expenses in connection with services provided pursuant to its agreements with the Distributor under the Investor D Plans which exceed the total of (i) the payments made to the Selling Agents and Servicing Agents by the Distributor or Nations Fund and reimbursed by the Fund pursuant to the Investor D Plans, and (ii) the proceeds of contingent deferred sales charges paid to the Distributor and reallowed to the Selling Agent, upon the redemption of their Customers' Investor D Shares. Any such excess expenses may be recovered in future years, so long as the Investor D Plans are in effect. Because there is no requirement under the Investor D Plans that the Distributor be paid or the Selling Agents and Servicing Agents be compensated or reimbursed for all their expenses or any requirement that the Investor D Plans be continued from year to year, such excess amount, if any, does not constitute a liability to a Fund or the Distributor. Although there is no legal obligation for the Fund to pay expenses incurred by the Distributor, a Selling Agent or a Servicing Agent in excess of payments previously made to the Distributor under the Investor D Plans or in connection with contingent deferred sales charges, if for any reason the Investor D Plans are terminated, the Trustees will consider at that time the manner in which to treat such expenses.

      Investor N Shares of the Non-Money Market Funds. As stated in the Prospectuses for the Investor N Shares of the Non-Money Market Funds, the Trustees have approved a Distribution Plan (the "Investor N Distribution Plan") with respect to Investor N Shares of the Non-Money Market Funds (except the Managed Index Fund which does not offer Investor N Shares). Pursuant to the Investor N Distribution Plan, a Fund may compensate or reimburse the Distributor for any activities or expenses primarily intended to result in the sale of the Fund's Investor N Shares, including for sales related services provided by banks, broker/dealers or other financial institutions that have entered into a Sales Support Agreement relating to the Investor N Shares with the Distributor ("Selling Agents"). Payments under a Fund's Investor N Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Board of Trustees provided that the annual rate may not exceed 0.75% of the average daily net asset value of each Non-Money Market Fund's Investor N Shares.

      The fees payable under the Investor N Distribution Plan are used primarily to compensate or reimburse the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate or reimburse Selling Agents, for sales support services provided, and related expenses incurred, by such Selling Agents. Payments under the Investor N Distribution Plan may be made with respect to preparation, printing and distribution of prospectuses, sales literature and advertising materials by the Distributor or, as applicable, Selling Agents, attributable to distribution or sales support activities, respectively, commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; overhead and other office expenses of the Distributor relating to the foregoing (which may be calculated as a carrying charge in the Distributor's or Selling Agents' unreimbursed expenses), incurred in connection with distribution or sales support activities. The overhead and other office expenses referenced above may include, without limitation, (i) the expenses of operating the Distributor's or Selling Agents' offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefit costs of administrative, operations and support personnel, utility costs, communication costs and the costs of stationery and supplies, (ii) the costs of client sales seminars and travel related to distribution and sales support activities, and (iii) other expenses relating to distribution and sales support activities.

      In addition, the Trustees have approved a Shareholder Servicing Plan with respect to Investor N Shares of the Non-Money Market Funds (except the Managed Index Fund which does not offer Investor N Shares) and Investor C Shares of the Money Market Funds) the "Investor N/C Servicing Plan"). Pursuant to its Investor N/C Servicing Plan, a Fund may compensate or reimburse banks, broker/dealers or other financial institutions that have entered into a Shareholder Servicing Agreement with the Trust ("Servicing Agents") for certain activities or expenses of the Servicing Agents in connection with shareholder services that are provided by the Servicing Agents. Payments under a Fund's Investor N/C Servicing Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Board of Trustees, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Fund's Investor N or C Shares, as appropriate.

      The fees payable under the Investor N/C Servicing Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents may include: (i) aggregating and processing purchase and redemption requests for Investor N and C Shares from Customers and transmitting promptly net purchase and redemption orders to the Distributor or Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in Investor N or C Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Trust on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Investor N or C Shares; (v) arranging for bank wires; (vi) responding to Customers' inquiries concerning their investment in Investor N or C Shares; (vii) providing sub-accounting with respect to Investor C Shares beneficially owned by Customers or providing the information to us necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications from the Trust (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding the Investor N or C Servicing Plan or related agreements; (x) providing general shareholder liaison services; and (xi) providing such other similar services as the Trust may reasonably request to the extent such Servicing Agent is permitted to do so under applicable statutes, rules or regulations.

      The fees payable under the Investor C Distribution Plan and Investor N/C Servicing Plan (together, the "Investor N/C Plans") are treated by the
Funds as an expense in the year they are accrued. At any given time, a Selling Agent and/or Servicing Agent may incur expenses in connection with services provided pursuant to its agreements with the Distributor under the Investor N/C Plans which exceed the total of
(i) the payments made to the Selling Agents and Servicing Agents by the Distributor or Nations Fund and reimbursed by the Fund pursuant to the Investor N/C Plans, and (ii) the proceeds of contingent deferred sales charges paid to the Distributor and reallowed to the Selling
Agent, upon the redemption of their Customers' Investor N Shares. Any such excess expenses may be recovered in future years, so long as the Investor N/C Plans are in effect.

      Because there is no requirement under the Investor N/C Plans that the Distributor be paid or the Selling Agents and Servicing Agents be compensated or reimbursed for all their expenses or any requirement that the Investor N/C Plans be continued from year to year, such excess amount, if any, does not constitute a liability to a Fund or the Distributor. Although there is no legal obligation for the Fund to pay expenses incurred by the Distributor, a Selling Agent or a Servicing Agent in excess of payments previously made to the Distributor under the Investor N/C Plans or in connection with contingent deferred sales charges, if for any reason the Investor N/C Plans are terminated, the Trustees will consider at that time and manner in which to treat such expenses.

      Information Applicable to Investor A, Investor B, Investor C Shares, Investor D and Investor N Shares. The Investor A Plan, the Investor A Servicing Plan, the Investor C/B Plan, the Investor C/B Servicing Plan, the Investor C Plan and the Investor N/C Servicing Plan (each a "Plan" and collectively the "Plans") may only be used for the purposes specified above and as stated in each such Plan. Compensation payable to Selling Agents or Servicing Agents for shareholder support services under the Investor A Plan, the Investor A Servicing Plan, the Investor C/B Servicing Plan and the Investor N/C Servicing Plan is subject to, among other things, the National Association of Securities Dealers, Inc. ("NASD") Rules of Fair Practice governing receipt by NASD members of servicing fees from registered investment companies (the "NASD Service Fee Rule"), which became effective on July 7, 1993. Such compensation shall only be paid for services determined to be permissible under the NASD Service Fee Rule.

      Each Plan requires the officers of the Trust to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Trustees reviews these reports in connection with their decisions with respect to the Plans.

      As required by Rule 12b-1 under the 1940 Act, each Plan was approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified
Trustees") on June 24, 1992, with respect to the Investor A Shares of each Fund except the Managed Index Fund, the Intermediate Municipal
Bond Fund and the Tennessee  Intermediate Municipal Bond Fund; on March
19, 1992 with respect to the Investor C Shares (formerly Investor B
Shares)  of the Value  Fund,  Short-Intermediate  Government  Fund,
Municipal Income Fund, Georgia  Intermediate  Municipal Bond Fund,
Maryland  Intermediate Municipal  Bond  Fund,  South  Carolina
Intermediate  Municipal  Bond  Fund and Virginia Intermediate  Municipal
Bond Fund; on June 24, 1992 with respect to the Investor  C Shares
(formerly  Investor B Shares) of the  Capital  Growth  Fund, Emerging
Growth Fund, Balanced Assets Fund, Short-Term Income Fund,  Diversified
Income Fund,  Strategic Fixed Income Fund, Florida  Intermediate
Municipal Bond Fund, and North Carolina Intermediate Municipal Bond Fund and Texas Intermediate Municipal Bond Fund; on February 3, 1993, with respect to the Investor A and Investor C Shares (formerly Investor B
Shares) of the Intermediate  Municipal Bond Fund and the Tennessee
Intermediate Municipal Bond Fund; on February 3, 1993, with respect to the Investor B Shares of the Government Money Market Fund and the
Tax Exempt Fund; and on February 3, 1993, with respect to the Investor N Shares (formerly Investor C Shares) of each Non-Money
Market Fund except the Managed Index Fund which do not offer Investor N
Shares.  On August 4, 1993,  the Board of

Trustees approved the Investor N/C Servicing Plan with respect to the Money Market Funds. On February 2, 1994, the Board of Trustees approved the Trust B Servicing Plan, Investor A Plan, Investor C/B Plan, Investor C/B Servicing Plan, Investor C Plan and Investor N/C Servicing Plan with respect to the Disciplined Equity Fund. On January 18, 1996, the Board of Trustees approved the Trust B Administration Plan and Investor A Plan with respect to the Managed Index Fund.

      In approving the Plans in accordance with the requirements of Rule 12b-1, the Trustees considered various factors and determined that there is a reasonable likelihood that each Plan will benefit the respective Investor A, Investor B, Investor C Shares or Investor N Shares and the holders of such shares. The Plans were approved by the Investor A Shares of the Government Money Market Fund, Tax Exempt Fund, Value Fund, Short-Intermediate Government Fund, Municipal Income Fund, Georgia Intermediate Municipal Bond Fund, South Carolina Intermediate Municipal Bond Fund and Virginia Intermediate Municipal Bond Fund on September 22, 1992. The Plans applicable to Investor A and Investor C Shares (formerly Investor B Shares) of the Capital Growth Fund, Emerging Growth Fund, Balanced Assets Fund, Short-Term Income Fund, Diversified Income Fund, Strategic Fixed Income Fund, North Carolina Intermediate Municipal Bond Fund, and Florida Intermediate Municipal Bond Fund were approved by the initial shareholders of each such Fund's Investor A Shares and Investor C Shares and will be submitted to each Fund's relevant shareholders for approval at a later date. The Plans applicable to the Investor C Shares (formerly Investor B Shares) of the Value Fund, Short-Intermediate Government Fund, Municipal Income Fund, Georgia Intermediate Municipal Bond Fund, Maryland Intermediate Municipal Bond Fund, South Carolina Intermediate Municipal Bond Fund and Virginia Intermediate Municipal Bond Fund were approved by each such Fund's initial shareholder of Investor C Shares and by each Fund's shareholders on September 22, 1992. The Plans applicable to the Investor A Shares of the Intermediate Municipal Bond Fund, the Texas Intermediate Municipal Bond Fund and the Tennessee Intermediate Municipal Bond Fund were approved by such Funds' initial shareholder of Investor A Shares. The Plans applicable to the Investor N Shares (formerly Investor C Shares) of each Non-Money Market Fund except the Managed Index Fund were approved by each Fund's initial shareholder of Investor N Shares.

      All Plans shall continue in effect as long as such continuance is specifically approved at least annually by the Board of Trustees, including a majority of qualified Trustees. On November 6, 1993, the Board of Trustees considered the Plans for all Funds (except the Special Equity Fund) and voted to continue such Plans for an additional one-year period.

      The Investor A Plan, the Investor C/B Plan and the Investor C Plan may be terminated with respect to Investor A, Investor C/B or Investor C Shares by vote of a majority of the Qualified Trustees, or by vote of a majority of the holders of a Fund's outstanding voting securities of the Investor A, Investor C/B or Investor C Shares. Any change in such a
Plan that would increase materially the distribution expenses paid by the Investor A, Investor B, Investor C Shares or Investor N Shares, as appropriate, requires shareholder approval; otherwise, each Plan may be amended by the trustees, including a majority of the Qualified
Trustees, by vote cast in person at a meeting called for the purpose of voting upon such amendment. The Investor A Servicing
Plan,  the Investor C/B Servicing Plan and the Investor N/C Servicing
Plan may be terminated by
a vote of a majority of the Qualified Trustees. As long as a Plan is in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees.

      Conflict of interest restrictions may apply to the receipt by Selling and/or Servicing Agents of compensation from Nations Fund in connection with the investment of fiduciary assets in Investor Shares. Selling and/or Servicing Agents, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board, or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor, or state securities commissions, are urged to consult their legal advisers before investing such assets in Investor Shares.


         Fees Paid Pursuant to Shareholder Servicing/Distribution Plans
                                Investor A Shares

                                                              Fees                              Period          Period
                                                              Waived                            Ended           Ended
                                             FYE              FYE               FYE             9/28/92-        12/1/91-
Fund                                         11/30/94         11/30/94          11/30/93        11/30/92        9/27/92*

Gov't Money Market Fund                       $10,562            N/A           $ 35,044             N/A            N/A
Tax Exempt Fund                               149,629            N/A            228,168             N/A        $  8,124
Value Fund                                     88,816            N/A             75,280        $ 19,997           9,008
Emerging Growth Fund                            6,769            N/A              3,353             N/A             N/A
Capital Growth Fund                            28,095            N/A             21,043             396             N/A
Disciplined Equity Fund                           123            N/A                N/A             N/A             N/A
Equity Index Fund                                 N/A            N/A                N/A             N/A             N/A
Managed Index Fund
Balanced Assets Fund                           12,835            N/A              9,192              60             N/A
Short-Intermed. Gov't Fund                    218,173            N/A            283,928         111,664          46,050
Short-Term Income Fund                            N/A            N/A             25,327              22             N/A
Diversified Income Fund                        25,810            N/A             11,610               0             N/A
Strategic Fixed Income Fund                     2,079            N/A              1,590               4             N/A
Municipal Income Fund                          48,893            N/A             41,013           8,316           5,429
Short-Term Municipal Income Fund                  N/A            N/A                 78             N/A             N/A
Intermediate Municipal Bond Fund                  353            N/A                  4             N/A             N/A
Florida Intermediate Municipal Bond Fund        4,051            N/A              2,483             N/A             N/A
Georgia Intermediate  Municipal Bond Fund      25,193            N/A             18,702           1,049             855
Maryland Intermediate  Municipal Bond Fund     43,538            N/A             34,405           9,254           4,707
North Carolina Intermediate Municipal Bond Fund19,437            N/A             13,344             N/A             N/A
South Carolina Municipal Bond Fund             36,196            N/A             23,859           1,857           1,742
Texas Intermediate Municipal Bond Fund          2,512            N/A                981             N/A             N/A
Virginia Intermediate Municipal Bond Fund     170,902            N/A            139,813         $44,141          70,485
Tennessee Intermediate Bond Fund               21,398            N/A             15,137             N/A             N/A
Florida Municipal  Bond Fund                    1,300            N/A                N/A             N/A             N/A
Georgia Municipal Bond Fund                        13            N/A                N/A             N/A             N/A
Maryland Municipal Bond Fund                       17            N/A                N/A             N/A             N/A
North Carolina Municipal  Bond Fund             2,108            N/A                 55             N/A             N/A
South Carolina Municipal Bond Fund                214            N/A                  1             N/A             N/A
Tennessee Municipal Bond  Fund                     62            N/A                  4             N/A             N/A
Virginia Municipal Bond Fund                      212            N/A                  2             N/A             N/A
Texas Municipal Bond Fund                          84            N/A                N/A             N/A             N/A

*The Shareholder Servicing Plan was changed to a 12b-1 Distribution Plan on September 28, 1992. See "Distribution Plans and Shareholder Servicing
Arrangements for Investor Shares" in this SAI. Fees are not listed for the period 12/1/91-9/27/92 for some funds because those funds were not effective during parts of fiscal year 1992 or because the fees paid by those funds at the end of the fiscal year was otherwise unaffected by the change to a 12b-1 plan.

NOTE: The Investor A Shares of Equity Index Fund, Disciplined Equity Fund, Florida Municipal Bond Fund, Georgia Municipal Bond Fund, Maryland Municipal Bond Fund, and Texas Municipal Bond Fund had not commenced operations as of 11/30/93. The Managed Index Fund had not commenced operations as of 11/30/94.

                    Fees Paid Pursuant to Distribution Plans

                   Investor C Shares - Non-Money Market Funds
                     Investor B Shares - Money Market Funds

                                                        Fees Waived                   Fees Waived
                                             FYE          FYE            FYE              FYI          FYI
Fund                                       11/30/94     11/30/94       11/30/93         11/30/93    11/30/92
Gov't Money Market Fund                $        0          N/A            N/A             N/A           N/A
Tax Exempt Fund                                 0          N/A            N/A             N/A           N/A
Value Fund                                 25,508          N/A        $25,399             N/A        $3,597
Capital Growth Fund                        19,275          N/A         23,739             N/A           199
Emerging Growth Fund                        3,634          N/A          3,492             N/A           N/A
Disciplined Equity Fund                       N/A          N/A            N/A             N/A           N/A
Balanced Assets Fund                        8,392          N/A          8,372             N/A            56
Short-Intermediate Gov't   Fund           115,791          N/A        247,370             N/A        45,606
Short-Term Income Fund                     42,306          N/A         93,960             N/A         2,652
Diversified Income Fund                    21,106          N/A         19,113             N/A            54
Strategic Fixed Income Fund                   251          N/A            729             N/A            19
Municipal Income Fund                      29,630          N/A         43,929             N/A         6,843
Short-Term Municipal Income  Fund             N/A          N/A            N/A             N/A           N/A
Intermediate Municipal Bond Fund                1          N/A            N/A             N/A           N/A
Florida Intermediate  Municipal Bond Fund   3,673          N/A          2,932             N/A           N/A
Georgia Intermediate  Municipal Bond Fund  14,493          N/A         20,120             N/A         1,900
Maryland Intermediate  Municipal Bond Fund 17,752          N/A         27,079             N/A         3,211
North Carolina Intermediate Bond Fund       7,878          N/A          8,875             N/A           N/A
South Carolina Intermediate Municipal
    Bond Fund                              38,715          N/A         53,828             N/A         8,731
Tennessee Intermediate Municipal Bond Fund      1          N/A            N/A             N/A           N/A
Texas Intermediate Municipal Bond Fund          1          N/A            N/A             N/A           N/A
Virginia Intermediate Municipal Bond Fund  49,497          N/A         71,114             N/A         7,417
Florida Municipal Bond Fund                     1          N/A            N/A             N/A           N/A
Georgia Municipal Bond Fund                     1          N/A            N/A             N/A           N/A
Maryland Municipal Bond Fund                    1          N/A            N/A             N/A           N/A
North Carolina Municipal Bond Fund              1          N/A            N/A             N/A           N/A
South Carolina Municipal Bond Fund              1          N/A            N/A             N/A           N/A
Tennessee Municipal Bond Fund                   1          N/A            N/A             N/A           N/A
Texas Municipal Bond Fund                       1          N/A            N/A             N/A           N/A
Virginia Municipal Bond Fund                    1          N/A            N/A             N/A           N/A

NOTE:The  Government  Money Market Fund,  Tax Exempt Fund,  Special Equity Fund,
     Short-Term Municipal Income Fund, Intermediate Municipal Bond Fund, Tennessee Intermediate Municipal Bond Fund, Texas Intermediate Municipal Bond Fund and the State Municipal Bond Funds did not offer Investor C or B Shares, as appropriate, in the period ended 11/30/93.

All fees paid under the Investor A and Investor C/B Shares Distribution Plans were accrued as payments to broker/dealers and financial institutions offering such shares to their customers.

                    Fees Paid Pursuant to Distribution Plans

                     Investor C Shares - Money Market Funds
                   Investor N Shares - Non-Money Market Funds

                                                                 Fees Waived                     Fees Waived
                                              FYE                FYE              FYE               FYE
Fund                                          11/30/94           11/30/94       11/30/93          11/30/93

Gov't Money Market Fund                    $        0              N/A             N/A                N/A
Tax Exempt Fund                                     0              N/A             N/A                N/A
Value Fund                                    139,041              N/A         $17,693                N/A
Emerging Growth Fund                           74,658              N/A           6,594                N/A
Capital Growth Fund                           133,986              N/A          24,619                N/A
Disciplined Equity Fund                           294              N/A             N/A                N/A
Balanced Assets Fund                          235,855              N/A          46,113                N/A
Short-Intermed. Gov't Fund                     39,781              N/A          13,094                N/A
Short-Term Income Fund                         28,899              N/A          38,719                N/A
Diversified Income Fund                       208,797              N/A          48,800                N/A
Strategic Fixed Income Fund                     7,830              N/A           3,280                N/A
Municipal Income Fund                          89,603              N/A          35,993                N/A
Short-Term Municipal Income Fund               15,447              N/A           1,805                N/A
Intermediate Municipal Bond Fund                1,491              N/A             N/A                N/A
Florida Intermediate Municipal Bond Fund       11,212              N/A           5,122                N/A
Georgia Intermediate Municipal Bond Fund       15,872              N/A           4,920                N/A
Maryland Intermediate  Municipal Bond Fund     10,159              N/A           4,556                N/A
North Carolina Intermediate Municipal Bond Fund13,064              N/A           6,000                N/A
South Carolina Intermediate Municipal Bond Fund13,604              N/A           5,490                N/A
Tennessee Intermediate Municipal Bond Fund      7,431              N/A           2,520                N/A
Texas Intermediate Municipal Bond Fund          5,867              N/A           1,308                N/A
Virginia Intermediate Municipal Bond Fund      21,517              N/A           6,936                N/A
Florida Municipal Bond Fund                    94,835              N/A           7,090                N/A
Georgia Municipal Bond Fund                    43,779              N/A           3,263                N/A
Maryland Municipal Bond Fund                   19,537              N/A           2,034                N/A
North Carolina Municipal Bond Fund            101,228              N/A           7,115                N/A
South Carolina Municipal Bond Fund             36,373              N/A           2,703                N/A
Tennessee Municipal Bond  Fund                 23,221              N/A           2,151                N/A
Texas Municipal Bond Fund                      49,545              N/A           3,977                N/A
Virginia Municipal Bond Fund                   58,483              N/A           4,322                N/A

                                      104

                                   DISTRIBUTOR

      On the Transition Date, Stephens Inc. (the "Distributor"), began serving as the principal underwriter and distributor of the shares of the Funds, replacing Funds Distributor, Inc. in this capacity. At a meeting held on August 4, 1993, the Board of Trustees selected Stephens Inc. as Distributor, effective on the Transition Date, and approved a distribution agreement ("Distribution Agreement") with the Distributor. Pursuant to the Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that its receives to the Trust or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake such advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be reimbursed for all or a portion of such expenses to the extent permitted by a distribution plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

      The Distribution Agreement will continue year to year as long as such continuance is approved at least annually by (i) the Board of Trustees or a vote of the majority (as defined in the 1940 Act) of the outstanding voting securities of a Fund and (ii) a majority of the trustees who are not parties to the Distribution Agreement or "interested persons" of any such party by a vote cast in person at a meeting called for such purpose. The Distribution Agreement is not assignable and is terminable with respect to a Fund, without penalty, on 60 days' notice by the Board of Trustees, the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of a Fund, or by the Distributor.

      For the fiscal years ended November 30, 1992, 1993, and 1994, the Trust's distributors received $1,527,451, $2,384,184 and $253,596, respectively, in sales loads in connection with purchases of shares in the Non-Money Market Funds. The distributors retained $159,906, $12,037.09 and $25,931.38 of the amount received during the fiscal years ended November 30, 1992, 1993 and 1994 respectively, and paid the balance to selling dealers.

      In connection with Investor A Shares, the distributors received $1,510,051, $2,326,597 and $251,382 in front end sales loads, and $298,433,
$548,118 and $962,260 in 12b-1 fees for the fiscal years ended November 30, 1992, 1993 and 1994 respectively. Of those amounts, the distributors retained $158,439, $12,037.09 and $25,931.38 of the front end sales loads, and $0 and $0 of the 12b-1 fees, and paid the balance to selling dealers. In connection with the Contingent Deferred Sales Charges, the Distributors received $197,617 for the fiscal year ended November 30, 1994 and retained $0.

      In connection with Investor C Shares, the distributors received $17,400, $57,587 and $2,214 in front end sales loads, $80,908, $495,249 and $412,364 in
12b-1 fees, and $331,356, $447,144 and $27,296 in contingent deferred sales charge fees for the fiscal years ended November 30, 1992, 1993 and 1994, respectively. Of those amounts, the distributors retained $1,467, $0 and $0 of the front end sales loads, $0, $117,307.76 and $116,787.86 of the 12b-1 fees and $10, $0 and $17,460.67 of the contingent deferred sales charge fees, and paid the balance to selling dealers.

      In connection with Investor N Shares the distributors received for the fiscal years ended November 30, 1993 and 1994, $187,631 and $1,518,961 in 12b-1
fees and $7,148,395 and $1,522,633 in contingent deferred sales fees. No fees were retained by the Distributor.

                       INDEPENDENT ACCOUNTANTS AND REPORTS

      On November 28, 1992, the Board of Trustees selected Price Waterhouse LLP, with offices at 160 Federal Street, Boston, MA 02110, to serve as independent accountant to Nations Fund Trust for the fiscal years beginning December 1, 1992. Certain financial information which appears in the Prospectuses and the financial statements has been audited by the accountants.

      The audited financial statements and portfolio of investments contained in the Annual Report for the fiscal year ended November 30, 1995, are hereby incorporated by reference in this SAI. The Annual Reports will be sent free of charge with this SAI to any shareholder who requests this SAI.


                                     COUNSEL

      Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006-1812, is counsel to the Trust.


                      ADDITIONAL INFORMATION ON PERFORMANCE

      From time to time, the yield and total return of a Fund's Investor Shares and Trust Shares may be quoted in advertisements, shareholder reports, and other communications to shareholders. Performance information is available by calling 1-800-321-7854 with respect to Investor Shares and 1-800-621-2192 with respect to Trust Shares.

Yield Calculations

      Money Market Funds. The "yield" and "effective yield" of Trust A, Trust B, Investor A, Investor B, Investor C and Investor D Shares of each Money Market Fund are computed separately as described in the Prospectuses according to formulas prescribed by the SEC. The standardized seven-day yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the particular Fund involved having a balance of one share of the class or series involved at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The net change in the value of an account in each Fund includes the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares; and all fees, other than nonrecurring account or sales charges, that are charged to shareholder accounts in proportion to the length of the base period and the  Fund's  average account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and
unrealized   appreciation  and   depreciation.   The  effective
annualized yield for a class or series of shares in a Fund is computed by compounding the unannualized base period return (calculated as above) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

      In addition, the "tax-equivalent yield" of the Trust A, Trust B, Investor A, Investor B, Investor C and Investor D Shares of the Tax Exempt Fund is computed by: (a) dividing the portion of the yield that is exempt from Federal income tax by one minus a stated Federal income tax rate; and (b) adding the figure resulting from (a) above to that portion, if any, of the yield that is not exempt from Federal income tax.

      The current yield for each class or series of shares may be obtained by calling the Trust at the telephone number provided on the cover page.


                  Seven Day Yield For the Period Ended 11/30/94

                                                                           Effective                   Tax
                                            Yield                          Yield         Tax           Equivalent
Nations Government                          Without         Effective      Without       Equivalent    Yield Without
Money Market Fund             Yield         Fee  Waivers    Yield          Fee Waivers   Yield         Fee Waivers
                              -----         ------------    ---------      -----------   -----------   -----------

      Trust A Shares          5.11%           4.86%          5.23%          4.98%           N/A           N/A
      Trust B Shares          4.85%           4.60%          4.96%          4.35%           N/A           N/A
      Investor A Shares       4.74%           4.49%          4.84%          4.24%           N/A           N/A
      Investor B Shares       4.84%           4.59%          4.95%          4.34%           N/A           N/A
      Investor C Shares       4.85%           4.60%          4.96%          4.35%           N/A           N/A

Nations Tax Exempt
Fund
      Trust A Shares          3.32%           3.07%          3.37%          3.13%         14.88%         4.64%
      Trust B Shares          3.03%           2.79%          3.08%          2.84%          4.46%         4.22%
      Investor A Shares       3.05%           2.81%          3.09%          2.85%          4.48%         4.24%
      Investor B Shares       3.14%           2.90%          3.18%          2.94%          4.61%         4.37%
      Investor C Shares       3.16%           2.92%          3.20%          2.96%          4.64%         4.40%


      Non-Money Market Funds. Yield is calculated separately for the Investor A, Investor C, Investor N, Trust A and Trust B Shares of a Non-Money Market Fund by dividing the net investment income per share for a particular class or series of shares (as described below) earned during a 30-day period by the maximum offering price per share on the last day of the period (for Trust A and Trust B Shares, maximum offering price per share is the same as the net asset value per share) and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. For a class or series of shares in a Fund, net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                         Yield = 2 [(a-b+ 1)6 - 1]
                                            cd

 Where:             a = dividends and interest earned during the period.

                    b = expenses accrued for the period (net of reimbursements).

                    c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                    d = maximum offering price per share on the last day of the period (again, for Trust A and Trust B Shares, this is equivalent to net asset value per share).

      For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the portfolio. Each Fund calculates interest earned on any debt obligations held in its portfolio by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations. The Municipal Income Fund, Short-Term Municipal Income Fund, Intermediate Municipal Bond Fund, the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds calculate interest gained on tax-exempt obligations issued without original issue discount and having a current market discount by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount, where the discount based on the current market value exceeds the then-remaining portion of original issue discount, the yield to maturity is the imputed rate based on the original issue discount calculation. Conversely, where the discount based on the current market value is less than the remaining portion of the original issue discount, the yield to maturity is based on the market value.

      Expenses accrued for the period (variable "b" in the formula) include recurring fees charged by Nations Fund to shareholder accounts in proportion to the length of the base period. Undeclared earned income will be subtracted from the maximum offering price per share (which for Trust A and Trust B Shares is net asset value per share) (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter. A Fund's maximum offering price per share for purposes of the formula includes the maximum sales charge, if any, imposed by the Fund, as reflected in the Fund's prospectus.

      The Funds may provide additional yield calculations in communications (other than advertisements) to the holders of Investor A, Investor C or Investor N Shares. These may be calculated based on the Investor A, Investor C or Investor N Shares' net asset values per share (rather than their maximum offering prices) on the last day of the period covered by the yield computations. That is, some communications provided to the holders of Investor A, Investor C or Investor N Shares may also include additional yield calculations prepared for the holders of Trust A or Trust B Shares. Such additional quotations, therefore, will not reflect the effect of the sales charges mentioned above.

      Investor A Shares Only. Based on the foregoing calculations, the yield, taking into account fee waivers and/or expense reimbursements, and the yield without fee waivers and/or expense reimbursements for the 30-day period ended November 30, 1994 were as follows:


                 Thirty Day Yield For The Period Ended 11/30/94

                                                                                                   Tax
                                                           Yield                 Tax             Equivalent
                                                           Without               Equivalent      Yield Without
                                        Yield              Fee Waivers           Yield           Fee Waivers

Short-Intermediate
Government Fund
      Trust A Shares                     6.35%               6.14%                  N/A               N/A
      Investor A Shares                  5.95%               5.69%                  N/A               N/A
      Investor C Shares                  5.85%               5.14%                  N/A               N/A
      Investor N Shares                  5.75%               5.14%                  N/A               N/A

Short-Term Income Fund
      Trust A Shares                     6.95%               6.65%                  N/A               N/A
      Investor A Shares                  6.65%               6.30%                  N/A               N/A
      Investor C Shares                  6.59%               5.64%                  N/A               N/A
      Investor N Shares                  6.60%               5.65%                  N/A               N/A

Diversified Income Fund
      Trust A Shares                     8.49%               8.38%                  N/A               N/A
      Investor A Shares                  7.84%               7.73%                  N/A               N/A
      Investor C Shares                  7.72%               7.36%                  N/A               N/A
      Investor N Shares                  7.72%               7.36%                  N/A               N/A

Strategic Fixed Income Fund
      Trust A Shares                     6.55%               6.44%                  N/A               N/A
      Investor A Shares                  6.14%               5.98%                  N/A               N/A
      Investor C Shares                  6.05%               5.44%                  N/A               N/A
      Investor N Shares                  5.90%               5.44%                  N/A               N/A

Nations Municipal Income Fund
      Trust A Shares                     6.27%               6.07%                  9.09%           8.80%
      Investor A Shares                  5.80%               5.55%                  8.41%           8.04%

                                      109

      Investor C Shares                  5.51%               5.06%                  7.99%           7.33%
      Investor N Shares                  5.51%               5.06%                  7.99%           7.33%

Nations Short-Term Municipal
Income  Fund
      Trust A Shares                     4.60%               4.24%                  6.66%           6.14%
      Investor A Shares                  4.33%               3.92%                  6.28%           5.68%
      Investor C Shares                  4.34%               3.23%                  6.29%           4.68%
      Investor N Shares                  4.24%               3.23%                  6.14%           4.68%

Nations Intermediate
Municipal Bond Fund
      Trust A Shares                     5.47%               5.11%                  7.92%           7.41%
      Investor A Shares                  5.09%               4.68%                  7.38%           6.78%
      Investor C Shares                   N/A                 N/A                    N/A             N/A
      Investor N Shares                  4.96%               4.10%                  7.18%           5.94%

Nations Florida Intermediate
Municipal Bond Fund
      Trust A Shares                     5.09%               4.88%                  7.38%           7.07%
      Investor A Shares                  4.73%               4.47%                  6.85%           6.48%
      Investor C Shares                  4.59%               3.88%                  6.65%           5.62%
      Investor N Shares                  4.59%               3.88%                  6.65%           5.62%

Nations Georgia Intermediate
Municipal Bond Fund
      Trust A Shares                     5.23%               5.02%                  8.30%           7.97%
      Investor A Shares                  4.87%               4.61%                  7.73%           7.32%
      Investor C Shares                  4.73%               4.02%                  7.51%           6.38%
      Investor N Shares                  4.73%               4.02%                  7.51%           6.38%

Nations Maryland Intermediate
Municipal Bond Fund
      Trust A Shares                     5.07%               4.90%                  7.92%           7.66%
      Investor A Shares                  4.71%               4.49%                  7.36%           7.02%
      Investor C Shares                  4.57%               3.90%                  7.14%           6.09%
      Investor N Shares                  4.57%               3.90%                  7.14%           6.09%

Nations North Carolina
Intermediate Municipal Bond Fund
      Trust A Shares                     5.16%               4.95%                  8.32%           7.98%
      Investor A Shares                  4.80%               4.54%                  7.74%           7.32%
      Investor C Shares                  4.66%               3.95%                  7.52%           6.37%
      Investor N Shares                  4.66%               3.95%                  7.52%           6.37%

Nations South Carolina
Intermediate Municipal Bond Fund
      Trust A Shares                     5.46%               5.26%                  8.81%           8.48%
      Investor A Shares                  5.08%               4.83%                  8.19%           7.79%
      Investor C Shares                  4.95%               4.25%                  7.98%           6.85%
      Investor N Shares                  4.95%               4.25%                  7.98%           6.85%

Nations Tennessee Intermediate
Municipal Bond Fund
      Trust A Shares                     5.26%               5.05%                  8.35%           8.02%

                                      110

      Investor A Shares                  4.89%               4.63%                  7.76%           7.35%
      Investor C Shares                   N/A                 N/A                    N/A            N/A
      Investor N Shares                  4.76%               4.05%                  7.56%           6.43%

Nations Texas Intermediate
Municipal Bond Fund
      Trust A Shares                     5.40%               5.19%                  7.83%           7.52%
      Investor A Shares                  5.02%               4.76%                  7.28%           6.90%
      Investor C Shares                   N/A                 N/A                   N/A             N/A
      Investor N Shares                  4.89%               4.18%                  7.09%           6.06%

Nations Virginia Intermediate
Municipal Bond Fund
      Trust A Shares                     4.97%               4.82%                  7.86%               7.62%
      Investor A Shares                  4.62%               4.42%                  7.30%               6.99%
      Investor C Shares                  4.47%               3.82%                  7.07%               6.04%
      Investor N Shares                  4.47%               3.82%                  7.07%               6.04%

Nations Florida Municipal
Bond Fund
      Trust A Shares                     6.41%               5.85%                  9.29%               8.48%
      Investor A Shares                  5.94%               5.33%                  8.61%               7.72%
      Investor C Shares                   N/A                 N/A                   N/A                  N/A
      Investor N Shares                  5.66%               4.85%                  8.20%               7.03%

Nations Georgia Municipal
Bond Fund
      Trust A Shares                     6.41%               5.85%                  10.17%              9.29%
      Investor A Shares                  5.93%               5.32%                  9.41%               8.44%
      Investor C Shares                   N/A                 N/A                   N/A                  N/A
      Investor N  Shares                 5.66%               4.85%                  8.98%               7.70%

Nations Maryland Municipal
Bond Fund
      Trust A Shares                     6.23%               5.67%                  9.73%               8.86%
      Investor A Shares                  5.76%               5.15%                  9.00%               8.05%
      Investor C Shares                   N/A                 N/A                   N/A                  N/A
      Investor N Shares                  5.47%               4.66%                  8.55%               7.28%

Nations North Carolina
Municipal Bond Fund
      Trust A Shares                     6.49%               5.93%                  10.47%              9.56%
      Investor A Shares                  6.02%               5.41%                  9.71%               8.73%
      Investor C Shares                   N/A                 N/A                   N/A                  N/A
      Investor N Shares                  5.74%               4.93%                  9.26%               7.95%

Nations South Carolina
Municipal Bond Fund
      Trust A Shares                     6.49%               5.93%                  10.47%              9.56%
      Investor A Shares                  6.02%               5.41%                  9.71%               8.73%
      Investor C Shares                   N/A                 N/A                   N/A                  N/A
      Investor N Shares                  5.74%               4.93%                  9.26%               7.95%

                                       111



Nations Tennessee
Municipal Bond Fund
      Trust A Shares                     6.37%               5.81%                  10.11%              9.22%
      Investor A Shares                  5.91%               5.30%                   9.38%              8.41%
      Investor C Shares                   N/A                 N/A                    N/A                 N/A
      Investor N Shares                  5.62%               4.81%                  8.92%               7.63%

Nations Texas
Municipal Bond Fund
      Trust A Shares                     6.41%               5.85%                  9.29%               8.48%
      Investor A Shares                  5.94%               5.33%                  8.61%               7.72%
      Investor C Shares                   N/A                 N/A                   N/A                  N/A
      Investor N Shares                  5.65%               4.84%                  8.18%               7.01%

Nations Virginia
Municipal Bond Fund
      Trust A Shares                     6.55%               5.99%                  10.36%              9.47%
      Investor A Shares                  6.08%               5.47%                   9.61%              8.65%
      Investor C Shares                   N/A                 N/A                     N/A                N/A
      Investor N Shares                  5.81%               5.00%                  9.19%               7.91%


The "tax-equivalent" yield is computed by: (a) dividing the portion of the yield (calculated as above) that is exempt from Federal income tax by one minus a stated Federal income tax rate; and adding that future to that portion, if any, of the yield that is not exempt from Federal income tax. The Federal income tax rate used in calculating the "tax-equivalent" yield was 31%. The state income tax rate used in calculating the "tax-equivalent" yield of the State Intermediate Municipal Bond Funds was as follows: Florida --0%;; Georgia --6%; Maryland --5%; North Carolina --7%; Tennessee 6%; Texas --0%; and Virginia --5.75%.

      Hypothetical examples showing the level of taxable yield needed to produce on after-tax equivalent to an assumed tax-free yield may be provided to shareholders. Provided below are such illustrations:

      For the Georgia Intermediate Municipal Bond fund and Georgia Municipal Bond Fund:

Single Return                 $22,100-$53,500               $53,500-$115,000             $115,000-$250,000
Joint Return                  $36,900-$89,150               $89,150-$140,000             $140,000-$150,000

To match a tax-free yield of: A taxable investment would have to pay you:

           4%                            6.06%                        6.35%                        6.90%
           5%                            7.58%                        7.94%                        8.62%
           6%                            9.09%                        9.52%                       10.34%
           7%                           10.60%                       11.11%                       12.07%
           8%                           12.12%                       12.70%                       13.79%

The tax-free yields used here are hypothetical and no assurance can be made that the Funds will obtain any particular yield. A fund's yield fluctuates as market conditions change. The tax brackets and the related yield calculations are based on the 1993 Federal (28%, 31%, 36%) and Georgia (6%) tax rates and assume a Federal tax benefit for the state and local taxes. Note the highest 1993 effective Federal tax rate may be higher than 36% due to the phase-out of allowable itemized deductions and personal exemptions for certain taxpayers. This schedule does not take into account the 39.6% Federal surtax imposed on certain high-income taxpayers.


      For the Maryland Intermediate Municipal Bond Fund and Maryland Municipal Bond Fund:


Single Return      $22,100-$53,500     $53,500-$100,000    $100,000-$115,000            N/A          $115,000-$250,000
                   (28%, 5%, 2.5%)     (31%, 5%, 2.5%)     (31%, 6%, 2.5%)                           (36%, 6%, 2.5%)

Joint Return       $36,900-$89,150     $89, 150-$140,000           N/A          $140,000-$150,000    $150,000-$250,000
                   (28%, 5%, 2.5%)     (31%, 5%, 2.5%)                          (36%, 5%, 2.5%)      (36%, 6%, 2.5%)

To match a
tax-free yield of:  A taxable investment would have to pay you:


       4%                   6.20%              6.50%               6.61%              7.08%               7.21%
       5%                   7.75%              8.13%              8.26%               8.85%               9.01%
       6%                   9.30%              9.76%              9.92%              10.62%              10.81%
       7%                  10.85%             11.38%             11.57%              12.39%              12.61%
       8%                  12.40%             13.01%             13.22%              14.16%              14.41%

The tax-free yields used here are hypothetical and no assurance can be made that the Funds will obtain any particular yield. A fund's yield fluctuates as market conditions change. The tax brackets and the related yield calculations are based on the 1993 Federal (28%, 31%, 36%), Maryland (5%, 6%) and local county (2.5%) tax rates and assume a Federal tax benefit for the state and local taxes. Note the highest 1993 effective Federal tax rate may be higher than 36% due to the phase-out of allowable itemized deductions and personal exemptions for certain taxpayers. This schedule does not take into account the 39.6% Federal surtax imposed on certain high-income taxpayers.

For the North Carolina Intermediate Municipal Bond Fund and North
Carolina Municipal Bond Fund:

Single Return       $22,100-$53,500     $53,500-$60,000    $60,000-$115,000      $115,000-$250,000
                    (28%, 7%)           (31%, 7%)          (31%, 7.75%)          (36%, 7.75%)
Joint Return        $36,900-$89,150     $89, 150-$100,000   $100,000-$140,000    $140,000-$250,000

                                  113


                    (28%, 7%)           (31%,7%)               (31%, 7.75%)      (36%, 7.75%

To match a
tax-free yield of:  A taxable investment would have to pay you:


4%             6.15%              6.45%               6.53%              7.11%
5%             7.69%              8.06%              8.16%               8.99%
6%             9.23%              9.68%              9.80%              10.67%
7%            10.77%             11.29%             11.43%              12.44%
8%            12.31%             12.90%             13.06%              14.22%



The tax-free yields used here are hypothetical and no assurance can be made that the Funds will obtain any particular yield. A fund's yield fluctuates as market conditions change. The tax brackets and the related yield calculations are based on the 1993 Federal (28%, 31% 36%) and North Carolina (7%, 7.75%) tax rates and assume a Federal tax benefit for the state and local taxes. Note that the highest 1993 effective
Federal tax rate may be higher than 36% due to the phase-out of allowable itemized deductions and personal exemptions for certain taxpayers. This schedule does not take into account the 39.6% Federal surtax imposed on certain high-income taxpayers.

For the South Carolina Intermediate Municipal Bond Fund and South
Carolina Municipal Bond Fund:


Single Return       $22,100-$53,500    $53,500-$115,000       $115,000-$250,000
                    (28%, 7%)          (31%, 7%)              (36%, 7.%)
Joint Return        $36,900-$89,150    $89, 150-$140,000      $140,000-$250,000
                    (28%, 7%)          (31%,7%)               (36%, 7%



To match a
tax-free yield of:  A taxable investment would have to pay you:

       4%                   6.15%              6.45%               7.02%
       5%                   7.69%              8.06%               8.77%
       6%                   9.23%              9.68%              10.53%
       7%                  10.77%             11.29%              12.28%
       8%                  12.31%             12.90%              14.04%



The tax-free yields used here are hypothetical and no assurance can be made that the Funds will obtain any particular yield. A fund's yield fluctuates as market conditions change. The tax brackets and the related yield calculations are based on the 1993 Federal (28%, 31%, 36%) and South Carolina (7%) tax rates and assume a Federal tax benefit for the state and local taxes. Note that the highest 1993 effective Federal tax rate may be higher than 36% due to the phase-out of allowable itemized deductions and personal exemptions for certain taxpayers. This schedule does not take into account the 39.6% Federal surtax imposed on certain high-income taxpayers.

For the Tennessee Intermediate Municipal Bond Fund and Tennessee
Municipal Bond Fund:


Single Return       $22,100-$53,500    $53,500-$115,000       $115,000-$250,000
                    (28%, 6%)          (31%, 6%)              (36%, 6%)
Joint Return        $36,900-$89,150    $89, 150-$140,000      $140,000-$250,000
                    (28%, 6%)          (31%,6%)               (36%, 6%



To match a
tax-free yield of:  A taxable investment would have to pay you:


       4%                   6.06%              6.35%               6.90%
       5%                   7.58%              7.94%               8.62%
       6%                   9.09%              9.52%              10.34%
       7%                  10.61%             11.11%              12.07%
       8%                  12.12%             12.70%              13.79%


The tax-free yields used here are hypothetical and no assurance can be made that the Funds will obtain any particular yield. A fund's yield fluctuates as market conditions change. The tax brackets and the related yield calculations are based on the 1993 Federal (28%, 31%, 36%) and

Tennessee (6%) tax rates and assume a Federal tax benefit for the state and local taxes. Note that the highest 1993 effective Federal tax rate may be higher than 36% due to the phase-out of allowable itemized deductions and personal exemptions for certain taxpayers. This schedule does not take into account the 39.6% Federal surtax imposed on certain high-income taxpayers.

For the Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund:


Single Return       $22,100-$53,500    $53,500-$115,000       $115,000-$250,000
                    (28%, 5.75%)       (31%, 5.75%)           (36%, 5.75%)
Joint Return        $36,900-$89,150    $89, 150-$140,000      $140,000-$250,000
                    (28%, 5.75%)       (31%,5.75%)            (36%, 5.75%



To match a
tax-free yield of:  A taxable investment would have to pay you:


       4%                   6.04%              6.32%               6.87%
       5%                   7.55%              7.91%               8.58%
       6%                   9.06%              9.49%              10.30%
       7%                  10.57%             11.07%              12.02%
       8%                  12.08%             12.65%              13.73%



The tax-free yields used here are hypothetical and no assurance can be made that the Funds will obtain any particular yield. A fund's yield fluctuates as market conditions change. The tax brackets and the related yield calculations are based on the 1993 Federal (28%, 31%, 36%) and Virginia (5.75%) tax rates and assume a Federal tax benefit for the state and local taxes. Note that the highest 1993 effective Federal tax rate may be higher than 36% due to the phase-out of allowable itemized deductions and personal exemptions for certain taxpayers. This schedule does not take into account the 39.6% Federal surtax imposed on certain high-income taxpayers.

      For the Municipal Income Fund, Short-Term Municipal Income Fund, the Intermediate Municipal Bond Fund, the Florida Intermediate Municipal Bond Fund, Florida Municipal Bond Fund, the Texas
Intermediate  Municipal Bond Fund and Texas Municipal Bond Fund:


Single Return       $22,100-$53,500    $53,500-$115,000       $115,000-$250,000
                    (28%)              (31%)                  (36%)
Joint Return        $36,900-$89,150    $89, 150-$140,000      $140,000-$250,000
                    (28%)              (31%)                  (36%)



To match a tax-free yield of: A taxable investment would have to pay you:

       4%                   5.56%              5.80%               6.25%
       5%                   6.94%              7.25%               7.81%
       6%                   8.33%              8.70%               9.38%
       7%                   9.72%             10.14%              10.94%
       8%                  11.11%             11.59%              12.50%



The tax-free yields used here are hypothetical and no assurance can be made that the Funds will obtain any particular yield. A fund's yield fluctuates as market conditions change. The tax brackets and the related yield calculations are based on the 1993 Federal (28%, 31%, 36%) tax rates. This analysis does not take into account any state or local taxes imposed, although, with respect to the Florida Intermediate Municipal Bond Fund, the Florida Municipal Bond Fund, the Texas Intermediate Municipal Bond Fund and the Texas Municipal Bond Fund, neither Florida nor Texas impose a personal income tax. Note that the highest 1993 effective Federal tax rate may be higher than 36% due to the phase-out of allowable itemized deductions and personal exemptions for certain taxpayers. This schedule does not take into account the 39.6% Federal surtax imposed on certain high-income taxpayers.

      There can be no assurance that all of a yield quoted by one of these Funds will be tax-free since these Funds may invest in short-term taxable obligations for temporary defensive periods as described in the Prospectuses. Also, the above hypothetical examples are for illustration only. Tax laws and regulations may be changed at any time by legislative or administrative actions and such changes may make the information contained in such examples obsolete.

Total Return Calculations

      Each Non-Money Market Fund computes its average annual total return for Investor A, Investor C, Investor N, Trust A and Trust B Shares separately by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                  T =       [(ERV)1/n - 1]
                                  P

Where:                      T        =      average annual total return.

                            ERV      =      ending  redeemable  value at
                                            the end of the period covered
                                            by the computation of a
                                            hypothetical $1,000 payment
                                            made at the  beginning  of the
                                            period.

                             P       =      hypothetical initial payment of
                                            $1,000.

                             n        =     period covered by the computation,
                                            expressed in terms of years.

      The Funds compute their aggregate total returns for Investor A, Investor C, Investor N, Trust A and Trust B Shares separately by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                  T =       [(ERV) - 1]
                                  P

      The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. The Funds' average annual total return and aggregate total return quotations for Trust A, Investor A, Investor C and Investor N Shares reflect the deduction of the maximum sales charge charged (if applicable) with respect to the applicable class of shares in connection with the purchase of these shares. The Funds may also provide, in conjunction with such quotations for Trust A, Investor A, Investor C and Investor N Shares, additional quotations that do not reflect the maximum sales charge when the quotations are being provided to investors who are subject to waiver of or reduction in the sales charges described in the Investor Shares Prospectuses.

      Based on the foregoing calculations, the Fund's average annual total return for all classes of shares were as follows for the periods indicated:



                                                                      Average Annual Total Return

                                                                  Inception                                   Inception
                                          FYE                     through                 FYE                 through
                                          11/30/94                11/30/94                11/30/93            11/30/93
Nations Value Fund
       Trust A Shares                        (.08)%                 9.14%                   13.19%             11.46%
       Investor A Shares                    (5.91)%                 8.07%                    7.72%              10.61%
       Investor C Shares                    (1.86)%                 7.33%                    9.74%              12.62%
       Investor N Shares                    (5.41)%                  .65%                    N/A                  N/A
Nations Capital Growth Fund
       Trust A Shares                         2.14%                 6.39%                    4.84%              10.18%
       Investor A Shares                    (3.93)%                 3.26%                   (0.15)%              5.61%
       Investor C Shares                       .22%                 5.34%                    1.58%               8.08%


                                  118


       Investor N Shares                    (3.88)%                 1.43%                     N/A                 N/A
Nations Emerging Growth Fund
       Trust A Shares                         6.26%                 7.57%                     N/A                8.81%
       Investor A Shares                      (.19)%                4.84%                     N/A                5.04%
       Investor C Shares                      4.19%                 7.26%                     N/A                6.92%
       Investor N Shares                       .17%                 7.42%                     N/A                 N/A
Nations Disciplined Equity
       Trust A Shares                       (2.96)%                24.36%                     N/A                 N/A
       Invest A Shares                      (9.54)%                  .35%                     N/A                 N/A
       Investor C Shares                       N/A                   N/A                      N/A                 N/A
       Investor N Shares                    (2.98)%                (2.98)%                    N/A                 N/A
Nations Equity Index Fund
       Trust A Shares                         .29%                   .29%                     N/A                 N/A
Nations Managed Index Fund
       Trust A Shares                          N/A                     N/A                    N/A                 N/A
       Trust B Shares                          N/A                     N/A                    N/A                 N/A
       Investor A Shares                       N/A                     N/A                    N/A                 N/A

Nations Balanced Assets Fund
       Trust A Shares                       (1.73)%                 4.46%                     9.22%             10.07%
       Investor A Shares                    (7.66)%                 1.38%                     4.03%              5.59%
       Investor C Shares                    (3.68)%                 3.42%                     5.99%              8.08%
       Investor N Shares                    (7.30)%                 (2.08)%                    N/A                N/A
Nations Short-Intermediate
Government Fund
       Trust A Shares                       (2.23)%                 6.02%                     9.03%              9.77%
       Investor A Shares                    (5.58)%                 4.85%                     6.13%              8.51%
       Investor C Shares                    (3.71)%                 2.76%                     7.20%              6.76%
       Investor N Shares                    (6.49)%                 2.04%                      N/A                N/A



Nations Short-Term Income Fund
       Trust A Shares                                (.11)%              2.92%                    8.26%           5.59%
       Investor A Shares                            (1.83)%               1.89%                    6.41%           3.85%
       Investor C Shares                             (.51)%              2.39%                    7.73%           4.95%
       Investor N Shares                             (.46)%              1.67%                     N/A               N/A
Nations Diversified Income Fund
       Trust A Shares                               (3.05)%               6.56%                   17.40%         16.25%
       Investor A Shares                            (7.85)%               3.69%                   14.38%         13.62%
       Investor C Shares                            (4.66)%               6.05%                   15.65%         16.26%
       Investor N Shares                            (8.21)%              (1.39)%                    N/A               N/A
Nations Strategic Fixed


                                  119

Income Fund
       Trust A Shares                               (3.58)%               3.72%                   12.05%         10.94%
       Investor A Shares                            (6.89)%               1.79%                    9.08%           8.29%
       Investor C Shares                            (5.03)%               3.07%                   10.20%         10.53%
       Investor N Shares                            (8.62)%              (2.93)%                    N/A               N/A
Nations Municipal Income Fund
       Trust A Shares                               (8.17)%               5.46%                   12.54%         10.74%
       Investor A Shares                           (12.24)%               4.16%                    9.56%           9.67%
       Investor C Shares                            (9.71)%               2.20%                   10.69%         10.59%
       Investor N Shares                           (13.12)%              (6.02)%                    N/A               N/A
Nations Short-Term Municipal
Income Fund
       Trust A Shares                                 1.09%               1.00%                     N/A               N/A
       Investor A Shares                              (.61)%              (.51)%                    N/A               N/A
       Investor C Shares                                .45%                 .45%                    N/A               N/A
       Investor N Shares                                .73%                 .63%                    N/A               N/A
Nations Intermediate Municipal
Bond Fund
       Trust A Shares                                (4.25)%               (1.42)%                    N/A               N/A
       Investor A Shares                             (7.59)%               (5.01)%                    N/A               N/A
       Investor C Shares                               N/A                          N/A                 N/A               N/A
       Investor N Shares                             (8.65)%               (8.65)%                    N/A               N/A
Nations Florida Intermediate
Municipal Bond Fund
       Trust A Shares                                (4.26)%               2.43%                     N/A            9.50%
       Investor A Shares                             (7.54)%                 .60%                    N/A            6.70%
       Investor C Shares                             (5.73)%               1.81%                     N/A            7.80%
       Investor N Shares                             (8.39)%              (2.84)%
Nations Georgia Intermediate
Municipal Bond Fund
       Trust A Shares                                (4.70)%               4.44%                   10.43%         10.06%
       Investor A Shares                             (7.96)%               2.96%                    7.61%           8.80%
       Investor C Shares                             (6.16)%               3.12%                    8.61%           9.31%
       Investor N Shares                             (8.81)%              (2.92)%                    N/A             N/A
Nations Maryland Intermediate
Bond Fund
       Trust A Shares                                (4.64)%               5.77%                    9.11%           9.20%
       Investor A Shares                             (7.91)%               4.85%                    6.23%           8.27%
       Investor C Shares                             (6.10)%               2.36%                    7.30%           7.91%
       Investor N Shares                             (8.73)%               3.07%                     N/A             N/A
Nations North Carolina
                                  120


Intermediate Municipal
Bond Fund
       Trust A Shares                                (4.34)%               2.16%                     N/A            9.03%
       Investor A Shares                             (7.62)%                .24%                     N/A            6.04%
       Investor C Shares                             (5.81)%               1.50%                     N/A            7.26%
       Investor N Shares                             (8.46)%              (3.08)%                    N/A             N/A

Nations South Carolina
Intermediate Municipal
Bond Fund
       Trust A Shares                               (3.37)%               4.19%                    9.32%           8.40%
       Investor A Shares                            (6.68)%               2.67%                    6.43%           7.36%
       Investor C Shares                            (4.86)%               3.05%                    7.51%           8.15%
       Investor N Shares                            (7.53)%              (2.40)%                    N/A             N/A
Nations Tennessee
Intermediate Municipal
Bond Fund
       Trust A Shares                               (4.24)%                (.20)%                   N/A            4.09%
       Investor A Shares                            (7.51)%               (1.93)%                   N/A            2.06%
       Investor C Shares                               N/A                   N/A                    N/A             N/A
       Investor N Shares                            (8.37)%               (2.97)%                   N/A             N/A
Nations Texas Intermediate
Municipal Bond Fund
       Trust A Shares                               (3.48)%               2.09%                     N/A            7.72%
       Investor A Shares                            (6.79)%               (.84)%                    N/A            3.00%
       Investor C Shares                               N/A                 N/A                      N/A            N/A
       Investor N Shares                            (7.64)%               (2.97)%                   N/A            N/A
Nations Virginia Intermediate
Municipal Bond Fund
       Trust A Shares                               (4.35)%               5.64%                    9.08%           8.18%
       Investor A Shares                            (7.62)%               4.80%                    6.19%           7.48%
       Investor C Shares                            (5.80)%               2.57%                    7.25%           8.04%
       Investor N Shares                            (8.44)%              (2.90)%                    N/A               N/A
Nations Florida Municipal
Bond Fund
       Trust A Shares                              (10.70)%             (10.70)%                    N/A               N/A
       Investor A Shares                           (15.12)%             (15.12)%                    N/A               N/A
       Investor N Shares                           (13.69)%             (13.52)%                    N/A               N/A
Nations Georgia Municipal
Bond Fund
       Investor A Shares                           (12.07)%             (12.07)%                    N/A               N/A
       Investor A Shares                           (15.46)%             (15.46)%                    N/A               N/A

                                  121


       Investor C Shares                               N/A                  N/A                     N/A               N/A
       Investor N Shares                           (14.55)%             (13.59)%                    N/A               N/A
Nations Maryland Municipal
Bond Fund
       Trust A Shares                                  N/A                  N/A                     N/A               N/A
       Investor A Shares                           (13.43)%              12.55%                     N/A               N/A
       Investor C Shares                               N/A                  N/A                     N/A               N/A
       Investor N Shares                           (14.39)%             (13.80)%                    N/A               N/A
Nations North Carolina
Municipal Bond Fund
       Trust A Shares                              (12.65)%             (12.65)%                    N/A               N/A
       Investor A Shares                           (14.22)%             (13.88)%                    N/A               N/A
       Investor C Shares                               N/A                   N/A                    N/A               N/A
       Investor N Shares                           (15.17)%             (13.85)%                    N/A               N/A
Nations South Carolina
Municipal Bond Fund
       Trust A Shares                               (9.12)%               (9.12)%                   N/A               N/A
       Investor A Shares                           (11.38)%              (10.58)%                   N/A               N/A
       Investor C Shares                               N/A                   N/A                    N/A               N/A
       Investor N Shares                           (12.36)%             (11.20)%                    N/A               N/A
Nations Tennessee Municipal
Bond Fund
       Trust A Shares                               (6.66)%               (6.66)%                   N/A               N/A
       Investor A Shares                           (11.51)%              (11.09)%                   N/A               N/A
       Investor C Shares                               N/A                   N/A                    N/A               N/A
       Investor N Shares                           (12.48)%              (11.80)%                   N/A               N/A
Nations Texas Municipal
Bond Fund
Trust A Shares                                    (12.21)%              (12.21)%                    N/A               N/A
Investor A Shares                                 (14.77)%              (14.77)%                    N/A               N/A
Investor C Shares                                     N/A                   N/A                     N/A               N/A
Investor N Shares                                 (14.27)%              (13.60)%                    N/A               N/A
Nations Virginia Municipal
Bond Fund
       Trust A Shares                              (12.86)%              (12.86)%                   N/A               N/A
       Investor A Shares                           (14.24)%              (13.82)%                   N/A               N/A
       Investor C Shares                               N/A                   N/A                    N/A               N/A
       Investor N Shares                           (15.19)%              (14.52)%                   N/A               N/A

                                  122

      Based on the foregoing calculations, the Funds' aggregate total returns for all classes of shares were as follows for the periods indicated:

                                                                   Aggregate Annual Total Return
                                                                                                 Inception       Inception
                                  FYE            FYE             FYE              FYE            through         through
                                  11/30/94       11/30/94        11/30/93         11/30/93       11/30/94        11/30/94
                                  Without        Including       Without          Including      Without         Including
                                  Sales          Sales           Sales            Sales          Sales           Sales
                                  Charges        Charges         Charges          Charges        Charges         Charges

Nations Value Fund
     Trust A Shares                (0.08)%         N/A            13.19             N/A            57.56            N/A
     Investor A Shares             (0.17)%        (5.91)%         12.80%            7.72%          56.22%         47.23%
     Investor C Shares             (0.92)%        (1.86)%         11.85%            9.74%          18.94%         18.94%
     Investor N Shares             (0.69)%        (5.41)%          N/A              N/A             4.92%           .96%

Nations Capital Growth
Fund
      Trust A Shares                2.14%          N/A             4.84%             N/A           14.37%           N/A
      Investor A Shares             1.93%         (3.93)%          4.56%           (0.15%)         13.72%          7.18%
      Investor C Shares             1.22%           .22%           3.61%            1.58%          11.89%         11.89%
      Investor N Shares             1.12%         (3.88)%           N/A              N/A            6.13%          2.13%

Nations Emerging Growth
Fund
      Trust A Shares                6.26%          N/A              N/A              N/A           15.63%           N/A
      Investor A Shares             5.90%          (.19)%           N/A              N/A           16.48%          9.78%
      Investor C Shares             5.19%          4.19%            N/A              N/A           14.66%         14.66%
      Investor N Shares             5.17%           .17%            N/A              N/A           15.18%         11.18%

Nations Balanced Assets
Fund
      Trust A Shares               (1.73)%         N/A             9.22%             N/A            9.91%           N/A
      Investor A Shares            (2.02)%        (7.66)%          8.93%            4.03%           9.29%          3.00%
      Investor C Shares            (2.72)%        (3.68)%          8.06%            5.99%           7.54%          7.54%
      Investor N Shares            (2.51)%        (7.30)%           N/A             N/A              .86%         (3.07)%

Nations Short-Intermediate
Government Fund
      Trust A Shares               (2.23)%         N/A             9.03%             N/A           21.49%           N/A
      Investor A Shares            (2.41)%        (5.58)%          8.85%            6.13%          20.97%         17.04%
      Investor C Shares            (2.80)%        (3.71)%          8.20%            7.20%           6.90%          6.90%
      Investor N Shares            (2.81)%        (6.49)%           N/A              N/A            (.24)%        (3.00)%

Nations Disciplined Equity Fund
      Trust A Shares               (2.96)%         N/A              N/A              N/A           60.27%           N/A
      Investor A Shares            (3.05)%        (9.54)%           N/A              N/A            6.61%           .48%
      Investor C Shares              N/A           N/A              N/A              N/A              N/A           N/A
      Investor N Shares              N/A           N/A              N/A              N/A            2.02%         (2.98)%


                                  123



Equity Index Fund
      Trust A Shares                 N/A         N/A                N/A              N/A            0.29%            N/A

Nations Managed  Index Fund
      Trust A Shares                 N/A         N/A                N/A              N/A              N/A            N/A
      Trust B Shares                 N/A         N/A                N/A              N/A              N/A            N/A
      Investor A Shares              N/A         N/A                N/A              N/A              N/A            N/A




                                                                   Aggregate Annual Total  Return

                                                                                                 Inception       Inception
                                  FYE            FYE             FYE              FYE            through         through
                                  11/30/94       11/30/94        11/30/93         11/30/93       11/30/94        11/30/94
                                  Without        Including       Without          Including      Without         Including
                                  Sales          Sales           Sales            Sales          Sales           Sales
                                  Charges        Charges         Charges          Charges        Charges         Charges

Nations Short-Term Income
Fund
      Trust A Shares                (.11)%         N/A             8.26%             N/A            6.43%            N/A
      Investor A Shares             (.33)%        (1.83)%          8.03%            6.41%           5.72%          4.13%
      Investor C Shares             (.51)%         N/A             7.73%             N/A            5.23%            N/A
      Investor N Shares             (.46)%         N/A              N/A              N/A            2.48%            N/A

Nations Diversified
Income Fund
      Trust A Shares               (3.05)%          N/A           17.40%              N/A          14.18%            N/A
      Investor A Shares            (3.26)%        (7.85)%         17.32%           14.38%          12.94%           7.57%
      Investor C Shares            (3.77)%        (4.66)%         16.65%           15.65%          12.86%          12.86%
      Investor N Shares            (3.77)%        (8.21)%           N/A              N/A            1.60%          (2.05)%

Nations Strategic Fixed
Income Fund
      Trust A Shares               (3.58)%         N/A           12.05%              N/A            7.92%           N/A
      Investor A Shares            (3.76)%        (6.89)%         11.88%            9.08%           7.14%          3.66%
      Investor C Shares            (4.14)%        (5.03)%         11.20%           10.20%           6.36%          6.36%
      Investor N Shares            (4.21)%        (8.62)%           N/A              N/A            (.72)%         (4.31)%

Nations Municipal
Income Fund
      Trust A Shares               (8.17)%         N/A            12.54%            N/A            22.58%           N/A
      Investor A Shares            (8.34)%       (12.24)%         12.37%            9.56%          22.07%         16.88%
      Investor C Shares            (8.86)%        (9.71)%         11.69%           10.69%           5.49%          5.49%
      Investor N Shares            (8.86)%       (13.12)%           N/A             N/A            (5.32)%        (8.78)%

Nations Short-Term
Municipal Income Fund
      Trust A Shares                1.09%           N/A             N/A             N/A             1.15%           N/A
      Investor A Shares              .90%          (.61)%           N/A             N/A              .97%          (.55)%
      Investor C Shares               N/A           N/A             N/A             N/A              .45%           N/A
      Investor N Shares              .73%           N/A             N/A             N/A              .71%           N/A

                                  125


                                                                       Aggregate Annual Total Return

                                                                                                 Inception       Inception
                                  FYE            FYE             FYE              FYE            through         through
                                  11/30/94       11/30/94        11/30/93         11/30/93       11/30/94        11/30/94
                                  Without        Including       Without          Including      Without         Including
                                  Sales          Sales           Sales            Sales          Sales           Sales
                                  Charges        Charges         Charges          Charges        Charges         Charges

Nations Intermediate
Municipal Bond Fund
      Trust A Shares               (4.25)%         N/A           N/A              N/A              (1.89%)         N/A
      Investor A Shares            (4.48)%        (7.59)%        N/A              N/A              (3.25)%        (6.40)%
      Investor C Shares              N/A           N/A           N/A              N/A                .52%         (1.83)%
      Investor N Shares            (5.00)%        (8.65)%        N/A              N/A              (5.00)%        (8.65)%

Nations Florida
Intermediate Municipal
Bond Fund
      Trust A Shares               (4.26)%         N/A           N/A              N/A               4.84%           N/A
      Investor A Shares            (4.43)%        (7.54)%        N/A              N/A               4.59%          1.19%
      Investor C Shares            (4.81)%        (5.73)%        N/A              N/A               3.56%          3.56%
      Investor N Shares            (4.73)%        (8.39)%        N/A              N/A              (1.37)%        (4.17)%

Nations Georgia Intermediate
Municipal Bond Fund
      Trust A Shares               (4.70)%         N/A            10.43%          N/A              12.68%           N/A
      Investor A Shares            (4.87)%        (7.96)%         10.37%          7.61%            11.41%          7.79%
      Investor C Shares            (5.25)%        (6.16)%          9.61%          8.61%             7.82%          7.82%
      Investor N Shares            (5.17)%        (8.81)%          N/A            N/A              (1.52)%        (4.29)%

Nations Maryland Intermediate
Municipal Bond Fund
      Trust A Shares               (4.64)%         N/A             9.11%          N/A            26.89%             N/A
      Investor A Shares            (4.82)%        (7.91)%          8.96%          6.23%          26.37%            22.27%
      Investor C Shares            (5.20)%        (6.10)%          8.30%          7.30%           5.89%             5.89%
      Investor N Shares            (5.12)%        (8.73)%        N/A             N/A            (1.77)%           (4.51)%

Nations North Carolina
Intermediate Municipal
Bond Fund
      Trust A Shares               (4.34)%          N/A          N/A                 N/A            4.30%           N/A
      Investor A Shares            (4.51)%        (7.62)%        N/A                 N/A            3.85%           .47%
      Investor C Shares            (4.89)%        (5.81)%        N/A                 N/A            2.96%          2.96%
      Investor N Shares            (4.82)%        (8.46)%        N/A                 N/A           (1.74)%        (4.52)%

Nations South Carolina
Intermediate Municipal
Bond Fund
      Trust A Shares               (3.37)%         N/A             9.32%            N/A            12.63%           N/A
      Investor A Shares            (3.54)%        (6.68)%          9.16%            6.43%          10.60%          7.00%
      Investor C Shares            (3.94)%        (4.86)%          8.51%            7.51%           7.64%          7.64%
      Investor N Shares            (3.85)%        (7.53)%        N/A             N/A             (.74)%        (3.53)%


                                      Aggregate Annual Total Return

                                                                                                 Inception       Inception
                                  FYE            FYE             FYE              FYE            through         through
                                  11/30/94       11/30/94        11/30/93         11/30/93       11/30/94        11/30/94
                                  Without        Including       Without          Including      Without         Including
                                  Sales          Sales           Sales            Sales          Sales           Sales
                                  Charges        Charges         Charges          Charges        Charges         Charges

Nations Tennessee
Intermediate Municipal
Bond Fund
      Trust A Shares               (4.24)%         N/A           N/A              N/A               (.32)%          N/A
      Investor A Shares            (4.41)%        (7.51)%        N/A              N/A                .07%         (3.19)%
      Investor C Shares              N/A           N/A           N/A              N/A               (.53)%        (1.52)%
      Investor N Shares            (4.72)%        (8.37)%        N/A              N/A              (1.56)%        (4.34)%

Nations Texas Intermediate
Municipal Bond Fund
      Trust A Shares               (3.48)%         N/A           N/A              N/A               3.97%           N/A
      Investor A Shares            (3.66)%        (6.79)%        N/A              N/A               1.78%          (1.53)%
      Investor C Shares              N/A           N/A           N/A              N/A               0.08%           (.92)%
      Investor N Shares            (3.96)%        (7.64)%        N/A              N/A              (1.46)%         (4.25)%

Nations Virginia
Intermediate Municipal
Bond Fund
      Trust A Shares               (4.35)%          N/A        9.08%              N/A              33.00%            N/A
      Investor A Shares            (4.52)%        (7.62)%      8.91%              6.19%            30.56%           26.31%
      Investor C Shares            (4.90)%        (5.80)%      8.25%              7.25%             6.41%            6.41%
      Investor N Shares            (4.82)%        (8.44)%       N/A               N/A              (1.50)%          (4.26)%

Nations Florida Municipal
Bond Fund
      Trust A Shares                 N/A            N/A          N/A              N/A             (10.70)%           N/A
      Investor A Shares              N/A            N/A          N/A              N/A             (11.35)%         (15.12)%
      Investor C Shares              N/A            N/A          N/A              N/A               (.43)%          (1.43)%
      Investor N Shares            (9.37)%       (13.69)%        N/A              N/A             (11.50)%         (14.86)%

Nations Georgia Municipal
Bond Fund
      Trust A Shares                 N/A            N/A          N/A              N/A              12.07%               N/A
      Investor A Shares              N/A            N/A          N/A              N/A             (11.71)%           (15.46)%
      Investor C Shares              N/A            N/A          N/A              N/A               (.44)%            (1.43)%
      Investor N Shares           (10.28)%       (14.55)%        N/A              N/A             (11.62)%           (14.97)%

Nations Maryland Municipal
Bond Fund
      Trust A Shares                 N/A            N/A          N/A              N/A              (4.39)%              N/A
      Investor A Shares            (9.59)        (13.43)%        N/A              N/A              (9.54)%           (13.39)%
      Investor C Shares              N/A            N/A          N/A              N/A               (.45)%            (1.44)%
      Investor N Shares           (10.11)%       (14.39)%        N/A              N/A             (11.85)%           (15.20)%



                                      Aggregate Annual Total Return

                                                                                                 Inception       Inception
                                  FYE            FYE             FYE              FYE            through         through
                                  11/30/94       11/30/94        11/30/93         11/30/93       11/30/94        11/30/94
                                  Without        Including       Without          Including      Without         Including
                                  Sales          Sales           Sales            Sales          Sales           Sales
                                  Charges        Charges         Charges          Charges        Charges         Charges

Nations North Carolina
Municipal Bond Fund
      Trust A Shares                 N/A            N/A             N/A           N/A             (12.65)%          N/A
      Investor A Shares           (10.41)%       (14.22)%           N/A           N/A             (11.13)%       (14.91)%
      Investor C Shares              N/A            N/A             N/A           N/A               (.67)%        (1.66)%
      Investor N Shares           (10.92)%       (15.17)%           N/A           N/A             (11.91)%       (15.25)%

Nations South Carolina
Municipal Bond Fund
      Trust A Shares                 N/A            N/A             N/A           N/A              (9.12)%          N/A
      Investor A Shares            (7.45)%       (11.38)%           N/A           N/A              (7.25)%       (11.19)%
      Investor C Shares              N/A            N/A             N/A           N/A               (.52)%        (1.51)%
      Investor N Shares            (7.97)%       (12.36)%           N/A           N/A              (8.89)%       (12.35)%

Nations Tennessee Municipal
Bond Fund
      Trust A Shares                 N/A            N/A             N/A           N/A              (6.66)%          N/A
      Investor A Shares            (7.58)%       (11.51)%           N/A           N/A              (7.97)%       (11.89)%
      Investor C Shares              N/A            N/A             N/A           N/A              (0.07)%        (1.06)%
      Investor N Shares            (8.10)%       (12.48)%        N/A              N/A              (9.58)%       (13.01)%

Nations Texas Municipal
Bond Fund
      Trust A Shares                 N/A            N/A             N/A           N/A             (12.21)%          N/A
      Investor A Shares              N/A            N/A             N/A           N/A             (10.98)%       (14.77)%
      Investor C Shares              N/A            N/A             N/A           N/A              (0.43)%        (1.42)%
      Investor N Shares            (9.98)%       (14.27)%           N/A           N/A             (11.62)%       (14.98)%

Nations Virginia Municipal
Bond Fund
      Trust A Shares                 N/A            N/A             N/A           N/A             (12.86)%          N/A
      Investor A Shares           (10.44)%       (14.24)%           N/A           N/A             (10.81)%       (14.60)%
      Investor C Shares              N/A            N/A             N/A           N/A               (.67)%         (1.66)%
      Investor N Shares           (10.95)%       (15.19)%           N/A           N/A             (12.66)%        (15.98)%

Fee waivers and/or expense reimbursements were in effect for the periods presented. Trust B Shares were not offered during the period described above.

      From time to time, the yields of each class of shares of a Money Market Fund may be compared to the respective averages compiled by Donoghue's Money Fund Report, a widely recognized independent publication that monitors the performance of money market funds, or to the average yields reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five metropolitan statistical areas.

      In addition, the Funds may compare the performance and yield of a class or series of shares to those of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or
industry   publications   that  monitor  the performance of mutual
funds. For example, the performance and yield of a class of shares in a Fund may be compared to data prepared by Lipper Analytical Services, Inc. The performance and yield of a class of shares in the Value Fund, Capital Growth Fund, Balanced Assets Fund, Equity Index Fund, Managed Index Fund and Emerging Growth Fund may be compared to the Standard & Poor's 500 Stock Index, an unmanaged index of a group of common stocks, the Consumer Price Index, or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the Exchange. The performance and yield of a class of shares in the Short-Intermediate Government
Fund may be compared to the Shearson Lehman Intermediate Government Bond Index, an unmanaged index of intermediate government securities. Performance and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal, and The New York Times, or in publications of a local or regional nature, also may be used in comparing the performance of a class of shares in a Fund.

      The Short-Intermediate Government Fund seeks to provide higher current yields than money market funds and short-term treasury
obligations.  The Short-Intermediate   Government  Fund  also  seeks  to
maintain  greater  price stability  than  higher  yielding  long-term
bond  funds.   Therefore,  in  its advertisements and sales materials,
the Short-Intermediate Government Fund may compare performance of the Short-Intermediate Government Fund to money market indices, such as those compiled by IBC/Donoghue, Inc. and Bank Rate Monitor. In such advertising and sales materials, the Short-Intermediate Government Fund may also compare the price stability of the Short-Intermediate Government Fund, or indices of funds with similar investment objectives, to indices of long term government bond funds such as those compiled by Salomon Brothers and Shearson Lehman Brothers Inc. The Short-Intermediate Government Fund is not meant to be a substitute for a money market fund which seeks to maintain a fixed net asset value of $1.00 per share.

      Each Fund may quote information obtained from the Investment Company Institute in its advertising materials and sales literature.

      Ibbotson Data. Ibbotson Associates of Chicago, Illinois, ("Ibbotson") provides historical returns of the capital markets in the United States. The Funds may compare the performance of their share classes or series to the long-term performance of the U.S.
capital  markets  in  order to  demonstrate general   long-term  risk
versus  reward  investment   scenarios.   Performance comparisons could
also include the value of a hypothetical investment in common stocks, long-term bonds or treasuries.

      The capital markets tracked by Ibbotson are common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury Bills, and the U.S. rate of inflation. These capital markets are based on the returns of several different indices. For common stocks, the S&P is used. For small capitalization stocks, return is based on the return achieved by Dimensional Fund Advisors
(DFA) Small Company Fund. This fund is a market-value-weighted index of the ninth and tenth deciles of the Exchange, plus stocks listed on the American Stock Exchange (AMEX) and over-the-counter

(OTC) with the same or less capitalization as the upperbound of the Exchange ninth decile. At year-end 1992, the DFA Small Company Fund contained approximately 1793 stocks, with a weighted average market capitalization of $69.5 million. The unweighted average market capitalization was $40.7 million, while the median was $29.0 million.

      Unlike an investment in a common stock mutual fund, an investment in bonds that are held to maturity provides a fixed and stated rate of return. Bonds have a senior priority in liquidation or bankruptcy to common stocks, and interest on bonds is generally paid from assets of the corporation before any distributions to common shareholders. Bonds rated in the two highest rating categories are considered high quality and to present minimal risks of default. See Schedule A for a more complete explanation of these ratings of corporate bonds. An advantage of investing in government bonds is that, in many cases, they are backed by the credit and taxing power of the United States government, and therefore, such securities may present little or no risk of default. Although government securities fluctuate in price, they are highly liquid and may be purchased and sold with relatively small transaction costs (direct purchase of Treasury securities can be made with no transaction costs).

      Long-term corporate bond returns are based on the performance of the Salomon Brothers Long-Term-High-Grade Corporate Bond Index and include nearly all "Aaa-" and "Aa-" rated bonds. Returns on intermediate-term government bonds are based on a one-bond portfolio constructed each year, containing a bond which is the shortest noncallable bond available with a maturity not less than 5 years. This bond is held for the calendar year and returns are recorded. Returns on long-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that meets several criteria, including having a term of approximately 20 years. The bond is held for the calendar year and returns are recorded. Returns on U.S. Treasury Bills are based on a one-bill portfolio constructed each month, containing the shortest-term bill having not less than one month to maturity. The total return on the bill is the month end price divided by the previous month-end price, minus one. Data up to 1976 is from the U.S. Government Bond file at the University of Chicago's Center for Research in Security Prices; the Wall Street Journal is the source thereafter. Inflation rates are based on the CPI. Ibbotson calculates total returns in the same method as the Funds.

                             MISCELLANEOUS

Certain Record Holders

      The following indicates those persons who owned 5% or more of the indicated class of shares. Information provided is as of January 24, 1996. Unless otherwise indicated, the address for each recordholder of Trust Shares is 1401 Elm Street, 11th Floor, Dallas, Texas 75202.
                                  130



                                                                        Percentage of
                                                                        Shares held of
Name and Address                                                        Record Only

Nations Equity Index Fund

Trust A Shares
Wendy's Int. Inc. Pension Plan                                                 8.60%
Ms. Diane E. Greathouse
Wendy's International Inc.
P.O. Box 256
4288 W. Dublin-Granville Road
Dublin, OH  43017

Anheuser-Busch Prod. & Opr. Pen.Plan                                          11.30%
David C. Sauerhoff
Anheuser Busch Co.
One Busch Place
St. Louis, MO  63118

Gardner Denver M/T                                                             7.00%
Helen Cornell
Corporate Secretary
Gardner Denver Machinery Inc.
1800 Gardner Expressway
Quincy, IL  62301

Nations Fund/401K Holding Account                                             28.20%
NationsBank
NCI-007-21-02
101 South Tryon Street
Charlotte, NC  28255

Albemarle Corporation                                                          9.10%
Ms. Nancy Pivik
451 Florida Street
6th Floor
Baton Rouge, LA  70801

                                  131





Nations Tax-Exempt Fund

Investor C Shares
James S. Summer and                                                           27.10%
Edith E. Summer JTTEN
8231 Stafford Mill Road
Oak Ridge, NC  27310

Diane Pearman                                                                 13.55%
Route 1, Box 277-D
Oscar Frye Road
Pinnacle, NC  27043

J. Steven Summer                                                              13.23%
103 Saura Lane
Winston-Salem, NC  27107

Richard G. Summer                                                             13.08%
103 Saura Lane
Winston-Salem, NC  27107

J. Douglas Perry                                                               9.62%
1413 North Bayshore
Virginia Beach, VA  23451-3718

Patricia W. Perry                                                              9.39%
1413 North Bayshore
Virginia Beach, VA  23451-3718


Nations Government Money Market Fund

Investor C Shares
George Charles Zutes &                                                        37.36%
Lucinda Zutes JTTEN
975 Bayshore Drive
Tarpon Springs, FL  34689-2403

John M. Meister and                                                            9.34%
Cheryl L. Meister JTTEN
406 Silvercreek Road
Greer, SC  29650

George Charles Zutes                                                           9.32%
975 Bayshore Drive
Tarpon Springs, FL  34689-2403

Jacquelyn A. Sears - Trustee                                                            5.78%
U/A DTD 1/6/89
Jacquelyn A. Sears - Grantor
205 Kenmore Drive
Flat Rock, NC 28731-9578

                                  132




Nations Value Fund


Investor C Shares

George H. Lumsden and                                                          7.67%
Erika J. Lumsden JTTEN
16 Full Sweep Drive
Savannah, GA 31419-9330

Nations Capital Growth Fund


Investor C Shares
Dean Witter Reynolds Cust. for                                                 7.91%
Herbert Halperin
IRA Standard 6/14/93
6905 Nevis Road
Bethesda, MD 20817-4642

Dean Witter Reynolds Cust. for                                                 6.02%
Dale Morris
IRA Standard 6/14/93
818 19th Avenue South
Nashville, TN 37203-3202

Patricia L. DeLorenzo                                                          5.86%
1204 Newport
Hilton Head, SC 29928

Janet Howard &                                                                 5.25%
Dr. Mark Clark TTEE
  For The Tidewater Heart Specialists
  Profit Sharing Plan
2112-B Hartford Road
Hampton, VA  23666

Nations Emerging Growth Fund

Trust A Shares
NationsBank Dallas (C)                                                        96.76%
Attn: Deborah Goldman
902 Main Street
Dallas, TX  75202

Investor A Shares
BSDT Rollover IRA FBO                                                          7.63%
Mitchel Wong
1700 Stoneridge Terrace
Austin, TX  78746

                                  133




Investor C Shares
Janet C. Howard &                                                             16.60%
Dr. Mark Clark TTEE
  For The Tide Water Heart Specialists
  Profit Sharing Plan
2112-B Hartford Road
Hampton, VA  23666

Dean Witter Reynolds Cust for                                                  7.06%
William O. Kirker MD
6130 Moss Spring Road
Columbia, SC 29209

Dean Witter Reynolds Cust. for                                                 5.89%
Bernard D. Bouvier
IRA Rollover 6/14/93
633 Dolphin Road
Fripp Island
St. Helena Island, SC 29920

Marian Brodsky                                                                 5.60%
7104 Millwood Drive
Bethesda, MD 20817-6145

Dean Witter Reynolds Cust. For                                                 5.43%
William B. McGuire, Jr.
IRA Standard Dated 06/14/93
212 South Tryon Street, Suite 800
Charlotte, NC  28281-8174

Nations Disciplined Equity Fund

Trust A Shares
PT NationsBank Corp. Equity                                                   14.14%
Susan Waldkirch
NCI-007-21-02
101 South Tryon Street
Charlotte, NC  28255



Flagstar Pension Plan                                                          6.30%
Lee Holliday
Flagstar Corp.
203 East Main Street
Spartanburg, SC  29319

TR U/A EDUC FDN ENDOW                                                          8.40%
Mr. WR Cherry, Treasurer
The Educational Foundation, Inc.
P.O. Box 2446
Chapel Hill, NC  27514


                                  134



TR U/A Memorial Mission Hospital                                               9.00%
Mr. Daniel B. Kittrell, CFO
Memorial Mission Hospital, Inc.
509 Biltmore Ave.
Asheville, NC  28801

Clampitt DES PSP-Nations MGD                                                   6.00%
Gary Martin, VP Finance
Clampitt Paper Co.
9207 Ambasador
Dallas, TX  75247


Investor A Shares
Jack B. Chadsey                                                               15.01%
9050 Hammock Lake Drive
Miami, FA  33156

Zachary Taylor TTEE FBO                                                        8.29%
Kleen Tex Industries Inc.
PSP & 401K Savings Plan and Trust
P.O. Bo KTI
La Grange, GA  30241

Stephens Inc. for the Exclusive                                                5.40%
Benefit of our Customers
111 Center Street
Little Rock, AR  72201

Investor C Shares
Daniel A. Levinas and                                                         34.34%
Mirella Levinas JTWROS
6401 Hillmead Road
Bethesda, MD  20617

Frank L. Scofield, Trustee                                                    11.68%
Dated January 4, 1976
FLSAB Trust
1411 West Avenue, Suite 200
Austin, TX  78701


                                  135



Dean Witter Reynolds Cust. For                                                 7.14%
Jean M. De Ru
IRA Standard DTD 06/14/93
2664 Sharondale Drive
Atlanta, GA  30305-3858

Dean Witter Reynolds Cust. For                                                 6.88%
Sidney W. Boone
IRA Rollover Dated 05/04/95
1411 E. 51st Street
Savannah, GA  31404-4037

Mila K. Kennedy Cust.                                                          5.45%
FBO Haydn Kennedy Collard UTMA TX
8 Rue De Lac
Dallas, TX  75230

John A. Hardin                                                                 5.22%
P.O. Box 751
Rock Hill, SC  29731-6751

Nations Balanced Assets Fund

Trust A Shares
Glitsch Non-Barg EE RET Plan                                                   6.30%
Mr. Richard J. Norton
Glitsch, Inc.
P.O. Box 66052
Dallas, TX  75266

NationsBank                                                                   52.40%
NCI-007-21-02
101 South Tryon Street
Charlotte, NC  28255

Investor C Shares
Carmine L. Dorio & Carmen Dorio JTTEN                                         18.34%
2580 Blythe Lane
Snellville, GA 30278

Turner Pinecrest Groves                                                        6.03%
P. O. Box 1885
Plant City, FL 33564

Patricia Earle Lipscomb PER REP                                                5.82%
Estate of Patricia N. Earle
622 McDaniel Ave.
Greenville, SC  29005


                                  136




Nations Intermediate
Municipal Income Fund

Investor N Shares


Ellen Aston Paull                                                             11.733%
1407 N. Weston Lane
Austin, TX  78733

Joanne B. Stegall                                                             10.91%
517 Cameo Terrace
Chesapeake, VA  23320

Eleanor B. Calkins and                                                         7.33%
W. D. Calkins JTTEN
9602 Baseline
Dallas, TX  75243

Mary Louise Foster                                                             7.19%
700 Mease Plaza
Apt 232
Dunedin, FL  34698-6619

Jerry Ann Bell                                                                 7.73%
213 Lucille Lane
Toccoa, GA  30577

Samuel D. Turner                                                               5.97%
Fox, Bennet & Turner
750 17th St., NW, Ste-1100
Washington, D.C.  20006

Jane L. Winer and                                                              5.42%
Monty J. Strauss JTTEN
4209 88th Street
Lubbock, TX  79423

Nations Municipal Income Fund

Investor A Shares
Lloyd E. Raport                                                               22.74%
5600 Wisconsin Ave.
Apt. - 17E
Chevy Chase, MD 20815

                                  137








Mitchel Wong &                                                                 9.64%
Rose T. Wong JTWROS
1700 Stoneridge Terrace
Austin, TX  78746

Cynthia S. Synnott                                                             5.56%
Separate Property
18115 Shire Oak
Houston, TX 77084

Irwin Grossman                                                                 5.25%
540 Preston Commons
8117 Preston Road
Dallas, TX  75225

Investor C Shares
Sunrise OK Tires                                                               5.63%
c/o Vernon Hunter
1013 W. Sunrise Boulevard
Fort Lauderdale, FL  33311

Nations Short-Term Income Fund

Investor A Shares
Graward General                                                               19.60%
Attn: Kellye Norcross-Controller
P.O. Box 290909
Nashville, TN  37229-0909

Potomac Productions Incorporated                                               5.91%
Money Purchase Plan
FBO Lynda C. Altman
c/o Hans Jesperson EA
1511 K Street, N.W., Suite 419
Washington, D.C. 20005

Dean Witter Reynolds Cust For                                                  5.90%
Charles T. Bell
IRA Rollover Dated 6/14/93
503 Geiger Circle
Key Largo, FL  33037

Nations Diversified Income Fund

Trust A Shares
Nations Funds Fixed Income                                                    79.00%
Susan Waldkirch
NCI-007-21-02
Nations Bank N.A.
101 South Tryon Street
Charlotte, NC  28255

                                  138




Investor A Shares
Howard M. Arnold                                                               6.32%
9825 Conestoga Way
Potomac, MD 20854-4713

Dean Witter Reynolds Cust. for                                                 6.18%
James T. Pearce IRA SEP
P.O. Box 1986
Greenville, SC 29602-1986

Investor C Shares
Falcon Food Service Co. Inc.                                                   5.62%
Attn: J. B. Kraft, President
12753 Pineacre Lane
West Palm Beach, FL 33414

Nations Strategic Fixed Income Fund

Trust A Shares
NationsBank Dallas - (C)                                                      95.32%
Attn:  Deborah Goldman
901 Main Street
Dallas, TX  75202


Investor A Shares
Rental Uniform of Florence                                                     6.84%
P.O. Box 12410
Florence, SC  29504-0410

Investor C Shares
Patricia Earle Lipscomb Per Rep.                                              28.21%
Estate of Patricia N. Earle
622 McDaniel Ave.
Greenville, SC  29605

BSDT Cust. IRA FBO                                                            26.11%
James A. Blanchard
9 Las Brisas
Austin, TX  78746

Alton J. Turley &                                                             14.37%
Christine Turley JTTEN
55 Swan Lake Road
Stockbridge, GA  30281

Mary Jane Bakery Salesman Assoc.                                               6.81%
ATTN:  Frank Rollins
1948 Country Manor Lane
Virginia Beach, VA  23456

NationsBank of NC Cust. IRA                                                    6.57%
FBO Walter St. George Gladding
102A Northridge Drive

                                  139



Ashville, NC  28804-2237

NationsBank of Florida NA Succ. TTEE                                           6.55%
FBO William E. Clark
TUA DTD 8-8-95
ATTN SAS/06050230066100
PO Box 831575
Dallas, TX  75283-1575

Investor N Shares
Dean Witter Reynolds Cust. for                                                 8.06%
Robert A. Pierce
IRA Rollover 6/14/93
10 Lavington Court
Columbia, SC 29209-1944

Nations Florida Intermediate
Municipal Bond Fund

Trust A Shares
I/A Helen L. Faulkner CO TTEE                                                  5.30%
2151 Forrest Lane
Naples, FL  33940

Investor A Shares
Arthur W. Ihle Trustee                                                        12.12%
Arthur W. Ihle REVOC LIV TRUST
910 Dogwood Drive, Apt. 447
Delray Beach, FL  33483

Joseph L. Perry                                                                8.17%
1045 Cellana Court
Shell Point Village
Fort Myers, FL 33908

Charlotte G. Bowen                                                             8.14%
5000 N. Ocean Blvd.
Bldg. B Apt. 1001
Ft. Lauderdale, FL 33308

P. McNeil                                                                      7.72%
2310 Del Mar Island
Fort Lauderdale, FL 33301

                                  140



Lillian J. Clayman and                                                         6.68%
Charles E. Clayman JTWROS
6161 NW 2nd Ave #625
Boca Raton, FL 33487

Investor C Shares
Bertram C. Ellison and                                                        29.83%
Joline M. Ellison JTTEN
651 NW Hiatus Road
Plantation, FL 33325-2010

Louise D. Lee                                                                 29.12%
408 SE 9 Court
Fort Lauderdale, FL 33316

A. M. Alexander and                                                           23.20%
Betty W. Alexander JTTEN
1510 S. Trask Street
Tampa, FL  33629

Investor N Shares
Owen T. Quigley                                                                5.47%
P.O. Box 3073
Delray Beach, FL 33447-3073

Joseph A. Howell, Jr.                                                          5.43%
Irrevocable Trust
U/A/D 10/10/83 Joan G. Howell TTEE
5420 North Ocean Drive, Apt. 1203
Singer Island, FL  33404-2526

Fagl L. Oxman                                                                  5.04%
5241 61st Ave. South
St. Petersburg, FL  33715-2402

Nations Florida Municipal Bond Fund

Trust A Shares
I/A Helen L. Faulkner Co TTEE                                                 16.90%
2151 Forest Lane
Naples, FL  33940

Investor A Shares
Jacqueline Bailes, Charles E. Bailes, Jr.,                                    57.04%
Charles E. Bailes III and J.D. Bailes
Bailes Investment Account
6212 Dartmoor Ct.
Orlando, FL 32819


Robert P. Cornelssen, Trustee                                                 24.46%
Robert P. Cornelssen Trust
1868 Shore Drive South
Apartment 401
St. Petersburg, FL  33707

                                  141



Harold A. Dargel and                                                           5.75%
Phyllis A. Dargel Co-TTEES
Harold A. Dargel REV TR DTD 10-20-89
5721 SW 16th Court
Plantation, FL  33317-5901

Arthur W. Ihle, Trustee                                                        5.25%
Arthur W. Ihle REVOC LIV Trust
DTD 11-21-94
910 Dogwood Dr., Apt. 447
Delray Beach, FL  33483

Investor C Shares
John Trueman Jr. and                                                          93.67%
Lenora H. Trueman JTTEN
1658 N.E. 33 Street
Oakland Park, FL  33334

Stephens Inc.                                                                  6.31%
111 Center Street
Little Rock, AR 72201

Nations Georgia Intermediate
Municipal Bond Fund


Investor A Shares
Lyles W. Sanders and                                                          15.03%
Mary C. Sanders, JTTEN
2305 Welton Place
Dunwoody, GA 30338

Investor C Shares
Letty C. Cagle and                                                            17.63%
Douglas Cagle, JTTEN
8592 Roswell Road, Apt. 318
Atlanta, GA  30350

Ruth D. Lautz TTEE                                                             8.38%
Ruth D. Lautz Revocable Trust
3046 Shinnecock Hills
Duluth, GA 30136

Arthur R. Lautz TTEE                                                           6.55%
Arthur R. Lautz Revocable Trust
3046 Shinnecock Hills
Duluth, GA 30136

                                  142



Charles D. Davidson and                                                        5.97%
Judith L. Davidson JTTEN
370 Rosalie Ct.
Alpharetta, GA  30202

Investor N Shares
Edward J. Derst, Jr. Trustee                                                  33.30%
U/A of Edward J. Derst, Jr.
Trust Agreement DTD 11/15/88
P.O. Box 22849
Savannah, GA 31403

Nations Georgia Municipal Bond Fund

Trust A Shares
CUST U/A Joseph H. Altfater                                                    6.10%
8592 Roswell Road
Apt. 422
Atlanta, GA  30350

CUST U/A Gertrude P. Altfater                                                  5.80%
8592 Roswell Road
Apt. 422
Atlanta, GA  30350

                                  143



TR U/W Byron H. Mathews, Jr.                                                  12.80%
Mary Freeman Matthews
Deceased 10/30/95
Jaquelin Byron Davidson
7705 Middleville Drive
Springfield, VA  22153

CO TR U/I III Will E.B. Claxton                                                5.50%
EB Claxton , Jr.
P.O. Box 519
Atlanta, GA  31040

AGT U/A Macon Medical Bldg. Inc.                                              13.50%
Pam Cole
Ga8-300-02-01
c/o Mrs Charlotte atson
2800 South University Boulevard # 62
Denver, CO  80210-6056


CO TR U/W J.M. Eaton (Residual)                                               10.70%
Mrs. Suella Eaton
P.O. Box 455
Blue Ridge, GA  30513

AGT U/A Fey C. Hardee, Trustee                                                12.10%
3006 Langford Dr.
Augusta, GA 30909


Investor A Shares
Lowell A. Young and                                                           63.69%
Maryann E. Young JTTEN
4031 Oakridge Bend
Valdosta, GA 31602

Enzor Leroy Beckham                                                           24.04%
2314 Golfcourse Dr.
Albany, GA 31707

Monte L. Poole &                                                              12.08%
Venetia C. Poole JTWROS
1344 Hidden Hills Pkwy.
Stone Mountain, GA  30088

Investor C Shares
F. Wayne Weaver and                                                           96.49%
Edith T. McWaters JTTEN
1576 Bethesda Road
Riverdale, GA  30296

                                  144



Nations Maryland Intermediate
Municipal Bond Fund

Investor A Shares
Robert Gladstone &                                                            14.05%
Leslie Gladstone JTTEN
2468 Belmont Road, N.W.
Washington, D.C. 20008-1610

Stephens Inc. for the Exclusive                                               11.69%
Benefit of Our Customers
111 Center Street
Little Rock, AR 72201

Investor C Shares
Margot H. Hahn                                                                 8.70%
815 Connecticut Avenue, N.W.
Suite 601
Washington, D.C.  20006-4004

Douglas D. Van Riper &                                                         5.27%
Mary E. Van Riper JTTEN
10513 Patuxent Ridgeway
Laurel, MD  20723

Investor N Shares
Laurel R.G. Moreno, Trustee                                                    5.29%
U/Deed DTD 10/14/91
FBO Miro Gudelsky
10808 Riverwood Drive
Potomac, MD 20854-1334

Nations Maryland Municipal Bond Fund

Trust A


Investor A Shares
Carol C. House &                                                              41.58%
Peter W. House JTRWDS
4210 Leeward Place
Bethesda, MD  20816

                                  145



Raymond A. Turetsky and                                                       22.84%
Bess H. Turetsky JTTEN
11220 Woodson Avenue
Kensington, MD  20895-1427

Charles E. Chlan                                                              20.83%
Sole Proprietorship
7200 Bel Air Road
Baltimore, MD  21206

Dona L. Lechliter and                                                         11.00%
Stephen C. Lechliter JTTEN
2921 N. Leisure World Blvd., Apt. 427
Silver Spring, MD  20906

Investor C Shares
Stephens Inc.                                                                 99.6%
ATTN Accounting
111 Center Street
Little Rock, AR  72201

Nations North Carolina
Intermediate Municipal Bond Fund

Trust A Shares

I/M Howard W. Covington                                                       10.60%
P.O. Box 9418
Greensboro, NC  27408

I/M Jean B. Brooks                                                             5.40%
409 Sunset Drive
Greensboro, NC  27408

Investor A Shares
Jerry Wordsworth                                                              21.27%
P.O. Box 800
Rocky Mount, NC  27802

W. Frank Dowd, Jr.                                                             7.67%
P.O. Box 35430
Charlotte, NC  28235-5430

Wayne Joyce and                                                                7.61%
Julia Y. Joyce JTTN
2694 Merry Oaks Trail
Winston-Salem, NC  27103

Elizabeth H. Miller                                                            7.20%
P.O. Box 68
Tuxedo, NC  28784


                                  146



Investor C Shares
Barbara B. Coyner                                                             18.53%
513 Lake Boone Trail
Raleigh, NC  27608-1027

J. Robert Stout &                                                             13.31%
Maggie Smith Stout JTTEN
P.O. Box 35343
Greensboro, NC  27425-5343

W. Joseph Selvia and                                                           8.58%
Jay P. Selvia JTTEN
5730 Phillips Bridge Road
Winston-Salem, NC  27104-3323

Anna B. Steele                                                                 8.27%
2041 Georgia Avenue
Winston-Salem, NC  27104

William F. Cox                                                                 8.24%
3225 Bermuda Village
Advance, NC  27006-9478

Jean Parker Moore                                                              6.25%
2721 Spring Garden Road
Winston-Salem, NC  27106

Roger W. Simmons and                                                           5.05%
Mary R. Simmons JTTEN
150 River Hill Drive
Advance, NC  27006

Investor N Shares
James E. Smith and                                                             5.14%
Bettie T. Smith JTTEN
18227 Capstan Greens Road
Huntersville, NC  28078

Nations North Carolina
Municipal Bond Fund

Trust A Shares

I/M O. Gene Gabbard                                                           15.20%
102 Marseille Pl.
Cary, NC  27511

I/M Mr. Robert P. Nutter                                                       6.10%
3111 Darryland Road
Hillsborough, NC  27278

I/M Steven G. Lane                                                            10.00%
116 West Church Street
Edenton, NC  27932


                                  147



TR U/A Renee Molko                                                            10.90%
311 West 9th Street
Charlotte, NC  28202-1707

I/M Allen D. Watson                                                           11.50%
19033 Penninsula Point Drive
Huntersville, NC  28078

I/M Lisa Renstrom                                                             10.10%
3817 Bonwood Drive
Charlotte, NC  28211

Investor A Shares
Barbara Bartow Church                                                         27.40%
1535 Providence Road
Charlotte, NC  28207-2627

Harlan O. Greene and                                                          21.82%
Raydell S. Greene JTTEN
384 Hayes Wellborn Road
Deep Gap, NC  28618-9738

Byron E. Gross &                                                               8.40%
Pauline S. Gross JTWROS
3768 Osceola Road
Elon College, NC  27244-9784

Susan E. Bales and                                                             8.14%
Audrey D. Bales JTTEN
Box 712
Wingate, NC  28174

Andrew M. Silton and                                                           7.93%
Margaret Kanze Silton JTWROS
5314 Germaine Terrace
Charlotte, NC  28226

Stephens Inc. For the Exclusive                                                5.24%
Benefit of our Customers
P.O. Box 34127
Little Rock, AR  72203

Investor C Shares
Stephens Inc.                                                                 99.60%
ATTN  Accounting
111 Center Street
Little Rock, AR  72201

                                  148



Nations South Carolina
Intermediate Municipal Bond Fund

Trust A Shares

Joe T. Allen                                                                   7.60%
P.O. Box 6844
Greenville, SC  29606

Jake R. Rasor, Jr., Trustee                                                    5.80%
For TUW Jake R. Rasor Sr. Trust C
P.O. Box 278
Crosshill, SC  29332

CUST Wayland H. Cato, Jr.                                                      8.73%
17 Legare Stree
Charleston, SC  29401

Investor C Shares
Helena B. Clark                                                                5.67%
324 Broad River Drive
Santee, SC  29142-9301

Investor N Shares
William M. Kost and                                                            7.33%
Janet R. Kost JTTEN
5 Birkdale Ct.
Hilton Head, SC  29926-1348

Nations South Carolina
Municipal Bond Fund

Private Estate of A. Gordon Oliver                                             5.2%
Zonna Oliver
#7 Ruddy Turnstone
Hilton Head, SC  29938

I/M George S. Marlowe                                                         12.6%
P.O. Box 12234
Greenville, SC  29612

I/M For TUW Patricia White Poole                                               7.4%
John Poole
Personal and Confidential
Carolina Southern Bank
P.O. Box 5029
Spartanburg, SC  29304

IRR Co TUA FBO R. Collett                                                      5.3%
Richard E. Collett
212 Butternut Circle
Myrtle Trace
Conway, SC  29526

                                  149



TJW Mary McBee-Bill McBee                                                     14.0%
Willaim D. McBee
119 Highland Drive
Union, SC  29379

TJA Nancy M. Grinder                                                           5.9%
1510 Citation Drive
Aiken, SC  29803

Charles D. Erb                                                                 6.4%
105 White Oak Ridge Road
Short Hills, NJ  07078

Investor A Shares
Donna R. Cart                                                                 51.73%
1140 Partridge Road
Spartanburg, SC  29302-3328

Jerome C. Cuppia Jr. Trustee                                                  25.87%
Dated October 28, 1987
Jerome C. Cuppia Jr. Trust
8 Outerbridge Circle
Hilton Head Island, SC  29926

Doris White Cuppia TTEE FBO                                                    8.31%
Doris White Cuppia TR DTD
10-28-87 by Doris White Cuppia
8 Outerbridge Circle
Hilton Head Island, SC  29926

Investor C Shares
Wanda Shearer                                                                 96.54%
Acct #2
1065 Pine Top Road
Belton, SC  29627

                                  150



Nations Tennessee
Intermediate Municipal Bond Fund

Trust A Shares

Mr. B Andrew Landers                                                          18.2%
Nuclear Fuel Services, Inc.
1205 Banner Hill Road
Erwin, TN  37650

CO-TR  M.O. Mills                                                              5.1%
For Mr. Quincey M. Jones
P.O. Box 496
Sweetwater, TN  37874

U/U/W H.R. Douglas QTIP                                                        8.4%
Betty Douglas
560 Windsor Green Blvd.
Goodlettsville, TN  37202

TR U/W Thomas J. Sworski                                                      10.2%
Edgar V. Jones
P.O. Box 11605
Nashville, TN  37222

Investor A Shares
Bob G. Long                                                                   15.33%
P.O. Box 266
Hermitage, TN  37076

Marshall T. Polk, III                                                         13.65%
P.O. Box 90148
Nashville, TN  37209

Joseph L. DiLorenzo                                                            6.98%
4400 Belmont Park Ter. #249
Nashville, TN  37215

Inman Construction Corp.                                                       5.64%
Attn:  Frank Inman Jr.
5100 Poplar Ave., Suite 1210
Memphis, TN  38137

Investor C Shares
Stephens Inc.                                                                 99.55%
Attn:  Accounting
111 Center Street
Little Rock, AR  72201

Investor N Shares
John O. Colton                                                                11.55%
62211 Jocelyn Hollow Road
Nashville, TN  37205-3213

                                  151



Robert R. Hayes and                                                           10.11%
Vira E. Hayes JTTEN
400 Bryants Lane
Woodbury, TN  37190-1641

Nations Tennessee
Municipal Bond Fund

Trust A Shares

TUW William D. Houston                                                        27.5%
Ruth E. Houston
307 Robinhood Road
Brentwood, TN  37027

NationsBank Tennessee                                                         10.60%
Private Client Group
One NationsBank Plaza
TN1-100-07-11
Nashville, TN  37239

I/M Malcolm L. Randolph                                                       13.60%
358 East Drive
Oak Ridge, TN  37830

I/M Jane S. Randolph                                                          34.00%
358 East Drive
Oak Ridge, TN  37830

TR U/W Thomas J. Sworski                                                       5.80%
Mary Ellen Baumann
4708 Heritage Hills Drive
Bloomington, MN  55437

Patricia H. Stokes                                                             5.00%
1165 Cross Creek Drive
Franklin, TN  37064

Investor A Shares
Allene Ellis &                                                                50.32%
Joyce Rose JTTEN
2544 Bearwallow Rd
Ashland City, TN  37015-4506

Billie L. Martin and                                                          24.38%
Edward H. Martin TENCOM
227 Deer Park Circle
Nashville, TN  37205-3599

Margaret S. Farley                                                            12.07%
1512 Sun Valley Rd
Johnson City, TN  37604-3439

                                  152




Theodore J. Novak                                                              7.69%
3860 West Trace Creek Road
Waverly, TN  37185

Barbara G. Chazen                                                              5.54%
156 Carnavon
Nashville, TN  37205-3941

Investor C Shares
Frank W. Condurelis and                                                       53.84%
Jane E. Condurelis JTTEN
806 Brentview Drive
Nashville, TN  37220

Robert D. Nash and                                                            42.37%
Sharon A. Nash JTTEN
3733 Waterford Way
Anitoch, TN  37013

Investor N Shares
Miriam F. Hildebrand                                                           9.13%
884 Edmondson Pike
Brentwood, TN  37027

Nations Texas Intermediate
Municipal Bond Fund

Trust A Shares
Mrs. Gwyn Mason                                                                7.70%
3852 Turtle Creek Drive
Dallas, TX  75219

Investor A Shares
MOTCO                                                                         21.09%
P.O. Box 17001-Trust
San Antonio, TX  78217

Harriet G. Wolf                                                               19.32%
2520 Old Gate Road
San Antonio, TX 78230

James Bradley Curlee Trustee                                                  18.05%
For the Homer Hill Shaw Trust
6428 Tulip Lane
Dallas, TX  75230

Steven F. Beard Jr.                                                           11.53%
P.O. Box 428
Spicewood, TX  78669

Mary Brandfield Briggs                                                         5.51%
4410 Three Oaks Drive
Arlington, TX  76016-2351

                                  153



Investor C Shares
Orsinger Investments Ltd.                                                     99.60%
2206 Camelback Drive
San Antonio, TX  78209

Investor N Shares
Montine T. Wisdom                                                              7.97%
6335 W. Northwest Hwy. #1318
Dallas, TX  75225-3588

James R. Mallory and                                                           7.37%
Faith K. Mallory JTTEN
2400 Winton Terrace East
Ft. Worth, TX 76109


Nations Texas Municipal Bond Fund

Trust A Shares
George M & Phyllis Charmichael                                                 9.60%
1571 Ramillo
Long Beach, CA  90815

TR U/A Jason Florez Section 867                                               16.90%
Jason Florez
3113 Briar Drive
Pasadena, TX  77503

Jewel Lee                                                                      7.10%
c/o James C. Brown
165 Fawn Valley Lane
Kerrville, TX  78028

Investor A Shares
Broadway National Bank                                                        64.02%
Hal B. Jennings and
Flora Gene Jennings Trust
DTD 8/20/87
P.O. Box 17001 Trust
San Antonio, TX  78217

Jeanette Dorman and                                                            7.67%
Taylor Dorman JTWROS
Route 13, Box 6089
Lufkin, TX 75901

Carolyn A. Lee and                                                             7.20%
Philip A. Lee
4900 Benton Brook Drive
Fairfax, VA  22030

                                  154




Shirley A. Wagner                                                              6.00%
3002 San Paula
Dallas, TX  75228

Investor C Shares
Jay L. Willman and                                                            96.56%
Catherine B. Willman JTTEN
2918 Kasserine Pass
Austin, TX  78704-4655

Nations Virginia Intermediate Municipal
Bond Fund

Investor A Shares
Albert F. Rosecan and                                                          7.48%
Linda M. Rosecan JTWROS
1501 Farm Credit Drive
McLean, VA 22102

Retail Merchants Assoc.                                                        5.43%
Attn:  Robert Peck
5755 Poplar Hall Drive
Norfolk, VA  23502

Nations Virginia Municipal Bond Fund

Trust A Shares
Martin A. Palmer TR U/A                                                        5.90%
Box 45
Ivy, VA  22945

John Risher TR U/A                                                            12.10%
3877 Peakland Place
Lynchburg, VA  24503

Howell LTD Taylor                                                              6.80%
Meadowfarm
16823 Monrovia Road
Orange, VA  22960

Arthur W. Hilton, III                                                         20.60%
P.O. Box 4133
Woodbridge, VA  22194

Investor A Shares
William P. Moore &                                                            35.00%
Vera W. Moore JTTN
P.O. Box 1270
Hopewell, VA  23860


                                  155



Rodney M. Carlson and                                                         10.52%
Joyce L. Carlson JTTEN
3608 South Creek Ct.
Chesapeake, VA  23325

Rebecca C. Bell                                                                8.60%
1092 Oaklawn Drive
Culpepper, VA 22701

Lester W. Morris
c/o Mitchell Wiggins & Co.                                                     7.18%
7201 Glenforrest Dr.
Richmond, VA  23226

Jessie E. Spells
14927 Boydell Dr.                                                              7.64%
Centreville, VA  22020-1534

Creola N. Shearin
2205 Parkside Ave.                                                             7.38%
Richmond, VA  23228

Investor C Shares
Russell E. Herring
P.O. Box 568                                                                  94.42%
Crozet, VA  22932

Stephens Inc.                                                                  5.56%
Attn:  Accounting
111 Center Street
Little Rock, AR  72201

Nations Intermediate Municipal Bond Fund


Investor A Shares
Laverne A. Nebel TTEE
Laverne A. Nebel Trust                                                        25.85%
DTD 11/04/92
2248 Kingfisher Lane
Clearwater, FL  34622-3322

Lonnie K. Ledbetter and
Saundra Ledbetter JTWROS                                                      15.67%
P.O. Box 5687
Arlington, TX  76005

Leslie T. Oliver & James B. Oliver
Co-TTEES Margaret Terrell Oliver                                               8.17%
Rev. Trust DTD 08-24-95
1836 N. Alanton Dr.
Virginia Beach, VA  23454


                                  156



James R. Tuerff and
Julie K. Tuerff JTWROS                                                         7.08%
8710 Stable Crest Blvd.
Houston, TX  77024

Stephanie A. Calliott
607 Mowbray Arch                                                               5.75%
Norfolk, VA  23507

Centura Bank TTEE
FBO Nancy J. Coulton TUA                                                       5.27%
Attn. Bob Marsh
P.O. Box 1220
Rocky Mount, NC  27802

Investor C Shares
Charles W. Doolin                                                             41.53%
6723 Forest Lane
Dallas, TX  75230

Neal S. Platzer and
Jack W. Crosby JTTEN                                                          35.51%
Special Account
1410 Lost Ridge Cir.
Seabrook, TX  77586-4514

Paul J. Rangel and
Kimberly K. Rangel JTTEN                                                      14.02%
915 Kipp Ave.
Kemah, TX  77565

Nations Short-Term Municipal Income Fund

Investor A Shares
Carl W. Cheek                                                                 50.24%
120 North Charles Street
Red Lion, PA  17356

Ralph Jerry Parker, Jr.                                                       28.86%
500 Forest Avenue
Richmond, VA  23229-6808

The Thomas R. Waring Trust                                                     9.90%
DTD601 Anson Court
Plano, TX  75024

Nations Short-Intermediate Government Fund

Investor A Shares
Burgess Pigment Co.
P.O. Box 349 Deck Blvd.                                                        5.08%
Sandersville, GA  31082

      As of January 24, 1996, NationsBank Corporation and its affiliates owned of record more than 25% of the outstanding shares of the Trust acting as agent, fiduciary, or custodian for its customers and may be deemed a controlling person of the Trust under the 1940 Act.

                                   SCHEDULE A

                             DESCRIPTION OF RATINGS

      The following summarizes the highest six ratings used by Standard & Poor's Corporation ("S&P") for corporate and municipal bonds. The first four ratings denote investment grade securities.

      AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

      AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

      A- Debt rated A has a strong  capacity to pay interest and repay principal although  it is  somewhat  more  susceptible  to the  adverse
       effects of changes  in   circumstances   and  economic conditions
       than  debt  in higher-rated categories.

      BBB - Debt rated BBB is  regarded  as having an  adequate  capacity to pay interest  and repay  principal.  Whereas it  normally  exhibits
       adequate protection   parameters,   adverse   economic conditions
       or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

      BB, B - Bonds rated BB and B are regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

      To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

      The following summarizes the highest six ratings used by Moody's Investors Service, Inc. ("Moody's") for corporate and municipal bonds. The first four denote investment grade securities.

      Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

      A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bond which are rated B generally lack  characteristics of the
       desirable investment.   Assurance  of  interest  and   principal
       payments or of maintenance of other terms of the contract over any long period of time may be small.

      Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest
investment   attributes   are  designated  by  the  symbols  Aa1,  A1
or  Baa1, respectively.

      The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds, each of which denotes that the securities are investment grade.

      AAA - Bonds that are rated AAA are of the highest credit quality.
       The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

      AA - Bonds  that  are  rated  AA are of high  credit  quality.
       Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

      A- Bonds that are rated A have protection factors which are average but adequate. However risk factors are more variable and greater in periods of economic stress.

      BBB - Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

       To provide more detailed indications of credit quality, the AA, A and BBB ratings may modified by the addition of a plus or minus sign to show relative standing within these major categories.

       The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds, each of which denotes that the securities are investment grade:

      AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

      AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

      A- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

      BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

      To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

      The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable rate demand obligations:

      MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash
flows,  superior liquidity  support  or  demonstrated   broad-based
access  to  the  market  for refinancing.

      MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

      The following summarizes the two highest ratings used by S&P for short-term municipal notes:

      SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

      SP-2 -- Satisfactory capacity to pay principal and interest.

      The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment grade, are Duff 1, Duff 2, and Duff 3. D&P employs three designations, Duff 1+, Duff 1 and Duff 1-, within the highest rating category. Duff 1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1 indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Duff 2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. Duff 3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

      The following summarizes the three highest rating categories used by Fitch for short-term obligations each of which denotes that the securities are investment grade:

      F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

      F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

      F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

      Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

      The rating  Prime-1 is the highest  commercial  paper  rating
assigned by Moody's.   Issuers  rated  Prime-1  (or  related  supporting
institutions)  are considered  to have a  superior  capacity  for
repayment  of senior  short-term promissory   obligations.   Issuers
rated   Prime-2  (or  related   supporting institutions)  are considered
to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but, to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      D&P uses the short-term ratings described above for commercial paper.

      Fitch uses the short-term ratings described above for commercial paper.

      Thomson BankWatch, Inc. ("BankWatch") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

      BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following is the four investment grade ratings used by BankWatch for long-term debt:

      AAA - The highest category; indicates ability to repay principal and interest on a timely basis is very high.

      AA - The second highest category; indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

      A - The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

      BBB - The lowest investment grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

      The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

      The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

      TBW-1 -- The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

      TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

      TBW-3 -- The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

      TBW-4  --  The  lowest  rating  category;   this  rating  is
      regarded  as non-investment grade and therefore speculative.

      The following summarizes the three highest long-term debt ratings used by IBCA Limited and its affiliate, IBCA Inc. (collectively "IBCA"):

      AAA -- Obligations for which there is the lowest expectation of
      investment risk.   Capacity  for  timely  repayment  of  principal
      and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

      AA -- Obligations  for which there is a very low expectation of
      investment risk.   Capacity  for  timely  repayment  of  principal
      and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

      A -- Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

The following summarizes the three highest short-term debt ratings used by IBCA:

      A1+ -- Obligations supported by the highest capacity for timely repayment and possessing a particularly strong credit future.

      A1 -- Obligations supported by the highest capacity for timely repayment.

      A2 -- Obligations supported by a good capacity for timely repayment.

                                   SCHEDULE B

                        ADDITIONAL INFORMATION CONCERNING
                                OPTIONS & FUTURES

      As stated in the Prospectus, each Non-Money Market Fund, may enter into futures contracts and options for hedging purposes. Such transactions are described in this Schedule. During the current fiscal year, each of the Funds intends to limit its transactions in futures contracts and options so that not more than 5% of the Fund's net assets are at risk. Furthermore, in no event would any Fund purchase or sell futures contracts, or related options thereon, for hedging purposes if, immediately thereafter, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by the Fund on its open futures options positions, exceeds 5% of the Fund's total assets, after taking into account any unrealized profits and unrealized losses on the Fund's open contracts and excluding the amount that a futures option is "in-the-money" at the time of purchase. (An option to buy a futures contract is "in-the-money" if the value of the contract that is subject to the option exceeds the exercise price; an option to sell a futures contract is "in-the-money" if the exercise price exceeds the value of the contract that is subject of the option.)

I.    Interest Rate Futures Contracts.

      Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures market have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

      A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, through using futures contracts.

      Description of Interest Rates Futures Contracts. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

      Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

      Interest rate futures contracts are traded in an auction environment on the floors of several exchanges - principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. A Fund would deal only in standardized contracts on recognized changes. Each exchange guarantees performance under
contract  provisions  through  a  clearing  corporation,   a nonprofit
organization managed by the exchange membership.

      A public market now exists in futures contracts covering various
financial instruments   including  long-term  United  States  Treasury
Bonds  and  Notes; Government   National   Mortgage   Association (GNMA)
modified   pass-through mortgage-backed  securities;  three-month United
States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

      Examples of Futures Contract Sale. A Fund would engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security in a Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury Bonds"). The investment adviser ("Adviser") wishes to fix the current market value of this portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the Adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. The Fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio securities does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

      In that case, the five-point loss in the market value of the portfolio security would be offset by the five-point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

      The Adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

      If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

      Examples of Future Contract Purchase. A Fund would engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter-term securities whose yields are greater than those available on long-term bonds. The Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

      For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The Adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the Adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9-1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of 98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to
103. In that case, the 5-point increase in the price that the Fund pays for the long-term bond would be offset by the 5-point gain realized by closing out the futures contract purchase.

      The Adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

      If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase.

      In each transaction, expenses also would be incurred.

II.   Index Futures Contracts.

      A stock or bond index assigns relative values to the stocks or bonds included in the index, and the index fluctuates with changes in the market values of the stocks or bonds included. Some stock index futures contracts are based on broad market indices, such as the Standard & Poor's 500 or the Exchange Composite Index. In contract, certain exchanges offer futures contracts on narrower market indices, such as the Standard & Poor's 100, the Bond Buyer Municipal Bond Index, an index composed of 40 term revenue and general obligation bonds, or indices based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

      A Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

      In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund also may sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

      The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

                   ANTICIPATORY PURCHASE HEDGE: Buy the Future
                Hedge Objection: Protect Against Increasing Price

        Portfolio                                          Futures

                              -Day Hedge is Placed-

Anticipate Buying $62,500             Buying 1 Index Futures at 125
Equity Portfolio                      Value of Futures = $62,500/Contract

                              -Day Hedge is Lifted-

Buy Equity Portfolio with             Sell 1 Index Futures at 130
Actual Cost = $65,000                 Value of Futures = $65,000/Contract
Increase in Purchase Price =$2,500    Gain on Futures = $2,500


                   HEDGING A STOCK PORTFOLIO: Sell the Future
                   Hedge Objective: Protect Against Declining
                             Value of the Portfolio

Factors:

Value of Stock Portfolio = $1,000,000
Value of Futures  Contract = 125 x $500 = $62,500
Portfolio Beta Relative to the Index - 1.0

       Portfolio                                          Futures

                                            -Day Hedge is Placed --

Anticipate Selling $1,000,000                      Sell 16 Index Futures at 125
  Equity Portfolio                          Value of Futures = $1,000,000

                                            -Day Hedge is Lifted --

Equity Portfolio-Own                        Buy 16 Index Futures at 120
  Stock with Value = $960,000                      Value of Futures = $960,000
  Loss in Portfolio Value = $40,000                Gain on Futures = $40,000


      If, however, the market moved in the opposite direction, that is, market value decreased and the Fund had entered into an anticipatory purchase hedge, or market value increased and the Fund had hedged its stock portfolio, the results of the Fund's transactions in stock index futures would be as set forth below.

                   ANTICIPATORY PURCHASE HEDGE: Buy the Future
                Hedge Objective: Protect Against Increasing Price

         Portfolio                           Futures
                                           -Day Hedge is Placed--



Anticipate Buying $62,500                         Buying 1 Index Futures at 125
   Equity Portfolio                        Value of Futures = $62,500/Contract

                                           -Day Hedge is Lifted--


                                  B-5




Buy Equity Portfolio with                         Sell 1 Index Futures at 120
   Actual Cost - $60,000                          Value of Futures = $60,000/Contract
   Decrease in Purchase Price = $2,500            Loss on Futures = $2,500/Contract

                   HEDGING A STOCK PORTFOLIO: Sell the Future
                   Hedge Objective: Protect Against Declining
                             Value of the Portfolio

Factors:

Value of Stock Portfolio = $1,000,000
Value of Futures  Contract = 125 x $500 = $62,500
Portfolio Beta Relative to the Index = 1.0

         Portfolio                                    Futures

                                          -Day Hedge is Placed --

Anticipate Selling $1,000,000                    Sell 16 Index Futures at 125
     Equity Portfolio                            Value of Futures = $1,000,000

                                          -Day Hedge is Lifted --

Equity Portfolio-Own                      Buy 16 Index Futures at 130
     Stock with Value = $1,040,000               Value of Futures = $1,040,000
     Gain in Portfolio = $40,000                 Loss of Futures = $40,000

III.  Margin Payments.

      Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Fund's Custodian an amount of cash or cash equivalents, the value, of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in
futures   transactions   is  different  from  that  of  margin  in
security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual
obligations  have  been  satisfied.   Subsequent  payments,  called
variation margin, to and from the broker, will be made on a daily basis as the price of the underlying security or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market. For example, when a Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable, and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

IV.   Risks of Transactions in Futures Contracts.

      There are several risks in connection with the use of futures by a Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the future and movements in the price of the securities which are the subject of the hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advance will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund involved will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge.

      To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by the Adviser. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser. It also is possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance, and the value of securities held by the Fund may decline. If this occurred, the Fund would lose money on the future and also experience a decline in value in its portfolio securities.

      Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

      In instances involving the purchase of futures contracts by a Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

      In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser still may not result in a successful hedging transaction over a short time frame.

      Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

      Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions.

      Successful use of futures by a Fund also is subject to the Adviser's ability to predict correctly movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

V.    Options on Futures Contracts.

      The Funds may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

      Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the
premium paid for  the  options  (plus  transaction   costs).   Although
permitted by their fundamental investment policies, the Funds do not currently intend to write future options, and will not do so in the future absent any necessary regulatory approvals.

VI.   Accounting and Tax Treatment.

      Accounting for futures contracts and options will be in accordance with generally accepted accounting principles.

      Generally, futures contracts and options on futures contracts held by a Fund at the close of the Fund's taxable year will be treated for Federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "marking-to-market." Forty percent (40%) of any gains or loss resulting from such constructive sale will be treated as short-term capital gain or loss and sixty percent (60%) of such gain or loss will be treated as long-term capital gain or loss without regard to the length of time the Fund holds the futures contract or option (the "40%-60% rule"). The amount of any capital gain or loss actually realized by a Fund in a subsequent sale or other disposition of those futures contracts will be adjusted to reflect any capital gain or loss taken into account by the Fund in a prior year as a result of the constructive sale of the contracts and options. With respect to futures contracts to sell or options which will be regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Fund, losses as to such contracts to sell or options will be subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which also will be applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts and options, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell which are properly identified as such and certain options, a Fund may make an election which will except (in whole or in part) those identified futures contracts or options from being treated for Federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales, loss deferral rules and the requirement to capitalize interest and carrying charges. Under temporary regulations, a Fund would be allowed (in lieu of the foregoing) to elect to either (1) offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40%-60% rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, not more than 50% of any net gain may be treated as long-term and not more than 40% of any net loss may be treated as short-term.

      Certain foreign currency contracts entered into by a Fund may be subject to the "marking-to-market" process and the 40%-60% rule in a manner similar to that described in the preceding paragraph for futures contracts and options on futures contracts. To receive such Federal income tax treatment, a foreign currency contract must meet the following conditions: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends; (2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under the provisions respecting foreign currency contracts. Other foreign currency contracts entered into by a Fund may result in the creation of one or more straddles for Federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.

      As described more full in the section of the SAI entitled "Additional Information Concerning Taxes," in order to qualify as a regulated investment company under the Code a Fund must derive less than 30% of its gross income from investments held for less than three months. With respect to futures contracts and other financial instruments subject to the marking-to-market rules, the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a futures contract or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract or instrument is held) if the gain arises as a result of a constructive sale under the marking-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract or instrument is terminated (or transferred) during the taxable year (other than by reason of marking-to-market) and less than three months have elapsed between the date the contract or instrument is acquired and the termination date. In determining whether the 30% test is met for a taxable year, increases and decreases in the value of each Fund's futures contracts and other investments that qualify as part of a "designated hedge," as defined in the Code, may be netted.

                                   SCHEDULE C

                        ADDITIONAL INFORMATION CONCERNING
                           MORTGAGE-BACKED SECURITIES


Mortgage-Backed Securities

      Mortgage-backed securities represent an ownership interest in a pool of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. The mortgagor's monthly payments to his/her lending institution are "passed-through" to an investor. Most issuers or poolers provide guarantees of payments, regardless of whether or not the mortgagor actually makes the payment. The guarantees made by issuers or poolers are supported by various forms of credit, collateral, guarantees or insurance, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private issuers or poolers can meet their obligations under the policies. Mortgage-backed securities issued by private issuers or poolers, whether or not such securities are subject to guarantees, may entail greater risk than securities directly or indirectly guaranteed by the U.S. Government.

      Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid. Additional payments are caused by repayments resulting from the sale of the underlying residential property, refinancing or foreclosure net of fees or costs which may be incurred. Some mortgage-backed securities are described as "modified pass-through." These securities entitle the holders to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments.

      Residential mortgage loans are pooled by the Federal Home Loan Mortgage Corporation (FHLMC). FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home
Loan Banks.  FHLMC issues  Participation  Certificates ("PC's"),   which
represent   interests  in  mortgages  from  FHLMC's  national portfolio.
FHLMC guarantees the timely payment of interest and ultimate collection of principal.

      The Federal National Mortgage Association (FNMA) is a Government sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved sellers/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA.

      The principal Government guarantor of mortgage-backed securities is the Government National Mortgage Association (GNMA). GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by approved institutions and backed by pools of FHA-insured or VA-guaranteed mortgages.

      Commercial  banks,   savings  and  loan  institutions,   private
mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Pools created by such non-governmental issuers generally offer a higher rate of interest than Government and Government-related pools because there are no direct or indirect Government guarantees of payments in the former pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. The insurance and guarantees are issued by Governmental entities, private insurers, and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies.

      The Fund expects that Governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payment may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage-backed securities are developed and offered to investors, certain Funds will, consistent with their investment objective and policies, consider making investments in such new types of securities.

Underlying Mortgages

      Pools consist of whole mortgage loans or participations in loans. The majority of these loans are made to purchasers of 1-4 family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, a Fund may purchase pools of variable rate mortgages
(VRM),  growing equity mortgages (GEM),  graduated  payment  mortgages
(GPM) and other types where the principal and interest payment procedures vary. VRM's are mortgages which reset the mortgage's interest rate periodically with changes in open market interest rates. To the extent that the Fund is actually invested in VRM's, the Fund's interest income will vary with changes in the applicable interest rate on pools of VRM's. GPM and GEM pools maintain constant interest rates, with varying levels of principal repayment over the life of the mortgage. These different interest and principal payment procedures should not impact the Fund's net asset value since the prices at which these securities are valued will reflect the payment procedures.

      All  poolers   apply   standards  for   qualification   to  local
lending institutions which originate mortgages for the pools. Poolers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, some mortgages included in pools are insured through private mortgage insurance companies.

Average Life

      The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage, and other social and demographic conditions.

      As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. For pools of fixed-rated 30-year mortgages, common industry practice is to assume that prepayments will result in a 12-year average life. Pools of mortgages with other maturities or different characteristics will have varying assumptions for average life.

Returns on Mortgage-Backed Securities

      Yields on mortgage-backed pass-through securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption. Actual prepayment experience may cause the yield to differ from the assumed average life yield.

      Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yields of the Fund. The compounding effect from reinvestments of monthly payments received by the Fund will increase its yield to shareholders, compared to bonds that pay interest semi-annually.

                              [NATIONS FUND LOGO]

                                     ANNUAL

                      For the Year Ended November 30, 1994

                                     REPORT


        NATIONS VALUE FUND

           NATIONS CAPITAL
               GROWTH FUND

          NATIONS EMERGING
               GROWTH FUND

            NATIONS EQUITY
                INDEX FUND

          NATIONS BALANCED
               ASSETS FUND

           NATIONS SPECIAL
               EQUITY FUND

NATIONS FUND TRUST

DEAR SHAREHOLDER:

     If the history of the stock market provides a single message, it is patience. Over the past twelve months, U.S. corporations generated record profits and inflation remained in check, yet common stocks failed to respond. An environment which seemingly should have produced strong returns to owners of equity securities failed to do so. Long-term investors were reacquainted with the concept of patience while attempting to build wealth through equity investing. The following is a review of the significant events of 1994 and a look ahead to 1995.

     Last year began on a favorable note as low interest rates and strong profits in the financial and manufacturing sectors combined to drive stocks to record levels. While stocks were moving higher during the winter months, interest rates began to rise. The good news on the economic front, including accelerating profits and strong increases in the Gross Domestic Product, began to negatively impact the fixed income markets. In February, the Federal Reserve Board raised the federal funds and discount rates. Soon thereafter, the stock market began to falter. Cyclical stocks, particularly in the housing and automobile areas, began to move lower. Many investors reasoned that if the Federal Reserve was tightening monetary policy, the economy would surely slow and corporate profits would decline.

     However, the economy did not slow and profits did not falter in the spring or summer of 1994. Although the stock market attempted several rallies, these advances generally were short-lived as interest rates continued to rise in light of further tightening by the Federal Reserve. As companies continued to generate improved profits, reduce inventory backlogs and accommodate rising orders, the financial markets became increasingly concerned with the threat of inflation. Interest rates rose and stock prices remained in a narrow band, yet most inflationary indicators were tame.

     As we leave 1994 and enter 1995 the economic forecast remains uncertain. The American economy continues to reward investors with higher corporate profits, but rising interest rates have made the fixed-income markets more competitive with equity securities for investment dollars.

     While it is difficult to predict when the investment environment will brighten for equities, we do believe that at some point 1995 should afford investors positive results. As the new year unfolds, the economy should show some signs of slowing. Although profit growth should slow as well, we believe the stock market will respond positively to an environment of slower economic growth because of the reduced threat of rising interest rates and inflation.

     The new year will bring a major power shift among the political parties in the United States. How will Republican control of both Houses of Congress and a majority of the State Houses affect the stock market? Clearly, the chances of a capital gains tax cut and enactment of other investment incentives rise. However, we believe that the ability of Republicans to fundamentally reshape federal fiscal policy will be constrained by the size of the federal budget deficit, the political implications of reforming most entitlement programs and state-level resistance to bearing the burdens imposed by radical reductions in federal funding.

     Although the new political backdrop may present some opportunities for the stock market, the markets should continue to be impacted by such primary forces as inflation and interest rates. We continue to believe that the potential rewards of investing in common stocks will belong to those investors who are patient.

Sincerely,

[Sig]                                         [Sig]

A. Max Walker                                 Mark H. Williamson
President and Chairman of the Board           Mutual Funds Group Executive,
                                              NationsBank, N.A. (Carolinas)

November 30, 1994
-------------------------------------------------------------------------------
    SHARES OF NATIONS FUND TRUST ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, NATIONSBANK, N.A. (CAROLINAS) (TOGETHER WITH ITS PREDECESSORS "NATIONSBANK") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN NATIONS FUND TRUST INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

    NATIONSBANK IS THE INVESTMENT ADVISER AND AN AFFILIATE OF NATIONSBANK IS CUSTODIAN TO NATIONS FUND TRUST, FOR WHICH THEY ARE COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUND TRUST.
-------------------------------------------------------------------------------

NATIONS FUND
A PORTFOLIO FOR EVERY INVESTOR

     Since 1874, NationsBank has built its success upon a long-standing commitment of quality service to customers. Conditions change rapidly in the financial world, but the requirements for sustained success remain constant: quality products and services; a responsible investment philosophy; and a wealth of knowledge and resources.

     These characteristics are the guiding principles behind a family of mutual funds with you, the Nations Fund investor, in mind. All of the funds are advised by and made available through NationsBank, which, with its affiliates, has more than $170 billion in assets, over seven million clients, and one of the country's largest branch systems.

     As investment adviser, NationsBank provides professional management of your money which parallels the approach that has established NationsBank and its affiliates as leaders in trust and institutional investment services, currently managing over $63 billion.

     A responsible investment approach guides every decision within the Nations Fund Family, whether the goal is based on long-term growth or current income. These decisions are backed by substantial professional resources consisting of experienced equity and fixed income analysts, researchers and portfolio managers.

     There are currently 39 active funds in the Nations Fund Family, with assets totaling over $15 billion, to help you with retirement planning, college savings or any other long-range financial goal.

FOR GROWTH OF CAPITAL
(Investments primarily in stocks)
--------------------------------
 NATIONS CAPITAL GROWTH FUND
 Objective:  To seek long-term capital appreciation.
 Approach:  A flexible strategy of
 investing primarily in common stocks, wherever growth opportunities appear most promising. The Fund is not limited to certain industries or sectors, but invests across a broad range of companies, industries, and types of securities in search of growth opportunities.

 NATIONS EMERGING GROWTH FUND
 Objective:  To seek capital appreciation.
 Approach:  Invests in the stocks
 of high quality emerging growth companies that are expected to have earnings growth rates superior to most publicly traded companies. One of our most aggressive stock funds.

 NATIONS EQUITY INDEX FUND*
 Objective: Seeks to closely approximate the total return performance of the S&P 500 Index.
 Approach: Invests primarily in equity securities of companies which constitute the S&P 500. In seeking to duplicate the performance of the S&P 500, the Fund's holdings will be allocated in approximately the same weightings as the S&P 500.

 NATIONS SPECIAL EQUITY FUND
 Objective:  To seek capital appreciation.
 Approach: Invests in small capitalization common stocks with visible revenue, earnings and share price momentum as well as "special situation" equities. Our most aggressive stock fund.

FOR GROWTH AND INCOME
(Investments primarily in stocks)
--------------------------------
 NATIONS EQUITY INCOME FUND
 Objective: Seeks to provide high current income and secondarily, capital appreciation.
 Approach: The Fund invests primarily in dividend-paying stocks of established companies, with the potential for increasing dividends as well as for capital appreciation. The Portfolio is designed for conservative equity investors.

 NATIONS INTERNATIONAL
 EQUITY FUND
 Objective:  To seek a high total
 return from long-term growth of
 capital and income.
 Approach:  Invests in stocks of
 established non-United States
 issuers. Within the framework of
 diversification, the Fund seeks to identify and invest in companies participating in the faster growing foreign economies. While this Fund can be an important part of a diversified stock portfolio, investors should consider the additional risk of foreign investing, such as currency fluctuation.

 NATIONS VALUE FUND
 Objective: To seek long-term capital growth, with income a secondary consideration.
 Approach:  Invests in stocks
 considered by the investment adviser to be undervalued relative to the overall stock market. This value-based investment approach is more likely to provide opportunities for capital appreciation, and seeks to produce a higher than average dividend yield.

FOR GROWTH OF INCOME, CURRENT
INCOME AND GROWTH OF CAPITAL
(Investments in stocks, bonds and money markets)
--------------------------------

 NATIONS BALANCED ASSETS FUND
 Objective:  Seeks total investment
 return through a combination of growth of capital and current income consistent with the preservation of capital.
 Approach:  The Fund invests
 primarily in three major asset groups: common stocks, fixed income securities and cash equivalents. By moving freely among these securities, the Fund is able to respond to shifting market opportunities. One of our more conservative funds in the
 Nations Fund Family.

FOR CURRENT INCOME
(Investments in fixed income obligations)
--------------------------------
 NATIONS
 SHORT-INTERMEDIATE
 GOVERNMENT FUND
 Objective: To seek as high a level of current income as is consistent with prudent investment risk.
 Approach: Invests essentially all of its assets in short-intermediate-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements relating to such obligations.#

 NATIONS MANAGED BOND FUND
 Objective: To seek a high level of current income consistent with relative stability of principal.
 Approach: The Fund invests primarily in investment grade fixed income securities such as government and corporate fixed income issues.

 NATIONS SHORT-TERM
 INCOME FUND
 Objective: To seek as high a level of current income as is consistent with prudent investment risk.
 Approach: Invests primarily in short-term investment grade corporate bonds and mortgage-backed bonds. This investment program attempts to maintain a higher level of income than normally provided by money market instruments.

 NATIONS DIVERSIFIED
 INCOME FUND
 Objective: To seek as high a level of current income as is consistent with prudent investment risk.
 Approach: The Fund invests primarily in a diversified portfolio of government and corporate fixed income securities.

 NATIONS STRATEGIC
 FIXED INCOME FUND
 Objective: Seeks to maximize total investment return through the active management of fixed income securities.
 Approach: The Fund invests primarily in a mix of short-, intermediate-, and long-term investment grade fixed income securities such as corporate and U.S. government or U.S.
 government agency bonds.

 NATIONS GOVERNMENT
 SECURITIES FUND
 Objective:  Seeks to provide current income and preservation of capital.
 Approach: Invests primarily in debt obligations that are issued or guaranteed by the U.S. government, its agencies, authorities and instrumentalities.#

 FOR CURRENT INCOME
 (Investments in fixed income obligations)
--------------------------------
 NATIONS ADJUSTABLE RATE
 GOVERNMENT FUND
 Objective: To seek as high a level of current income as is consistent with minimum fluctuation of share price.
 Approach: Invests primarily in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.#

 NATIONS MORTGAGE-BACKED
 SECURITIES FUND*
 Objective: To seek as high a level of total investment return as is consistent with prudent investment risk.
 Approach: Invests primarily in
 mortgage-related securities, which
 combine high credit quality and
 high yields.

 NATIONS MUNICIPAL INCOME FUND+
 Objective: To seek a high level of current interest income that is exempt from federal income taxes.
 Approach:  Invests primarily in
 investment grade tax-exempt
 obligations across a wide range of
 municipalities and geographic regions to add diversity to the Fund.

 NATIONS INTERMEDIATE
 MUNICIPAL BOND FUND+
 Objective: To seek a high level of current interest income that is exempt from federal income taxes.
 Approach:  Invests primarily in
 intermediate investment grade tax-
 exempt obligations across a wide range of municipalities and geographic regions to add diversity to the Fund.

 NATIONS SHORT-TERM
 MUNICIPAL INCOME FUND+
 Objective: To seek a high level of current interest income that is exempt from federal income taxes.
 Approach: Invests primarily in short-term (average weighted maturity 1 - 3 years) investment grade tax-exempt obligations across a wide range of municipalities and geographic regions to add diversity to the Fund.

FOR TAX-FREE INCOME
(Investments in municipal securities)
--------------------------------
 NATIONS FLORIDA
 INTERMEDIATE MUNICIPAL
 BOND FUND+
 Objective: To seek a high level of current interest income exempt from both federal income and Florida state intangibles tax, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in Florida intermediate municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 NATIONS FLORIDA
 MUNICIPAL BOND FUND+
 Objective: To seek a high level of current interest income exempt from both federal income and Florida state intangible taxes, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in Florida municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 NATIONS GEORGIA INTERMEDIATE
 MUNICIPAL BOND FUND+
 Objective: To seek a high level of current interest income exempt from both federal and Georgia state income taxes, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in Georgia intermediate municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 NATIONS GEORGIA
 MUNICIPAL BOND FUND+
 Objective: To seek a high level of current interest income exempt from both federal and Georgia state income taxes, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in Georgia municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

FOR TAX-FREE INCOME
(Investments in municipal securities)
--------------------------------

 NATIONS MARYLAND
 INTERMEDIATE MUNICIPAL
 BOND FUND+
 Objective: To seek a high level of current interest income exempt from both federal and Maryland state income taxes, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in Maryland intermediate municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 NATIONS MARYLAND
 MUNICIPAL BOND FUND+
 Objective: To seek a high level of current interest income exempt from both federal and Maryland state income taxes, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in Maryland municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 NATIONS NORTH CAROLINA
 INTERMEDIATE MUNICIPAL
 BOND FUND+
 Objective: To seek a high level of current interest income exempt from both federal and North Carolina state income taxes and state intangibles tax, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in North Carolina intermediate municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 NATIONS NORTH CAROLINA
 MUNICIPAL BOND FUND+
 Objective: To seek a high level of current interest income exempt from both federal and North Carolina state income taxes and state intangibles tax, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in North Carolina municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 FOR TAX-FREE INCOME
 (Investments in municipal securities)
 ---------------------------------
 NATIONS SOUTH CAROLINA
 INTERMEDIATE MUNICIPAL
 BOND FUND+
 Objective: To seek a high level of current interest income exempt from both federal and South Carolina state income taxes, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in South Carolina intermediate municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 NATIONS SOUTH CAROLINA
 MUNICIPAL BOND FUND+
 Objective: To seek a high level of current interest income exempt from both federal and South Carolina state income taxes, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in South Carolina municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 NATIONS TENNESSEE
 INTERMEDIATE MUNICIPAL
 BOND FUND+
 Objective: To seek a high level of current interest income exempt from both federal and Tennessee state income taxes, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in Tennessee intermediate municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 NATIONS TENNESSEE
 MUNICIPAL BOND FUND+
 Objective: To seek a high level of current interest income exempt from both federal and Tennessee state income taxes, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in Tennessee municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

FOR TAX-FREE INCOME
(Investments in municipal securities)
--------------------------------
 NATIONS TEXAS INTERMEDIATE
 MUNICIPAL BOND FUND+
 Objective: To seek a high level of current interest income exempt from federal income taxes, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in Texas municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 NATIONS TEXAS
 MUNICIPAL BOND FUND+
 Objective: To seek a high level of current interest income exempt from federal income taxes, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in Texas municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 NATIONS VIRGINIA INTERMEDIATE
 MUNICIPAL BOND FUND+
 Objective: To seek a high level of current interest income exempt from both federal and Virginia state income taxes, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in Virginia intermediate municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 NATIONS VIRGINIA
 MUNICIPAL BOND FUND+
 Objective: To seek a high level of current interest income exempt from both federal and Virginia state income taxes, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in Virginia municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

MONEY MARKET FUNDS
FOR CURRENT INCOME AND PRESERVATION
OF CAPITAL
(Investments in money market securities)
--------------------------------
 NATIONS PRIME FUND
 Objective: To seek the maximization of current income to the extent consistent with the preservation of capital and liquidity.
 Approach: Invests in high quality money market instruments including bank certificates of deposit, banker's acceptances and commercial paper.

 NATIONS TREASURY FUND
 Objective: To seek maximization of current income to the extent consistent with the preservation of capital and liquidity.
 Approach: Invests exclusively in obligations of the U.S. Treasury and repurchase agreements secured by Treasury obligations.#

MONEY MARKET FUNDS
FOR CURRENT INCOME AND PRESERVATION
OF CAPITAL
(Investments in money market securities)
--------------------------------
 NATIONS GOVERNMENT MONEY MARKET FUND
 Objective: To seek as high a level of current income as is consistent with liquidity and stability of principal.
 Approach: Invests in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements.#

 NATIONS TAX EXEMPT FUND+
 Objective: To seek as high a level of current interest income exempt from federal income taxes as is consistent with liquidity and stability of principal.
 Approach: Invests in municipal securities, the interest on which is exempt from regular federal income tax.

---------------
-------------------------------------------------------------------------------
    SHARES OF NATIONS FUND TRUST ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, NATIONSBANK, N.A. (CAROLINAS) (TOGETHER WITH ITS PREDECESSORS "NATIONSBANK") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN NATIONS FUND TRUST INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

    NATIONSBANK IS THE INVESTMENT ADVISER AND AN AFFILIATE OF NATIONSBANK IS CUSTODIAN TO NATIONS FUND TRUST, FOR WHICH THEY ARE COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUND TRUST.
-------------------------------------------------------------------------------

# These portfolio securities are guaranteed as to the timely payment of principal and interest only. This is not a guarantee of market value of the shares of the funds.

* Offers Trust A Shares only.

  Offers Trust A Shares, Investor A Shares and Investor C Shares only.

+ A portion of income, from municipal bonds, received by shareholders may be subject to some federal income, state and/or local tax and/or the federal alternative minimum tax.

                                NATIONS VALUE FUND
                            PERFORMANCE AND COMMENTARY

  INVESTMENT MANAGEMENT PROFILE

     The Fund is managed by Sharon Herrmann. Ms. Herrmann joined NationsBank in 1973 and is a Senior Vice President and Director of the Value Equity Group. She has over 19 years of investment experience. Ms. Herrmann attended Virginia Wesleyan College where she majored in Business Administration/Management. She earned the Chartered Financial Analyst designation in 1985.

INVESTMENT OBJECTIVE

     Nations Value Fund seeks long-term capital growth, with income a secondary consideration.

PERFORMANCE SUMMARY AND OVERVIEW*

     Nations Value Fund endured the volatile stock market experienced during the fiscal year ended November 30, 1994 reasonably well. The Fund's total return during the year was (.08)%,** compared to 1.04%*** for the S&P 500 Index.

     The modest levels of economic growth in 1993, which produced healthy investment returns and a steady decline in interest rates, gave way in 1994 to strong economic growth levels, the rising threat of inflationary pressures and, finally, higher interest rates from a nervous bond market and an active Federal Reserve Board.

     Nations Value Fund's investment discipline, which includes broad stock market diversification across multiple industries, allowed the Fund to benefit somewhat from the strongest performing sectors: technology and basic materials. However, the Fund also experienced downward pressure from those sectors most closely aligned with the low price/earnings, "value" investment style, including consumer cyclicals, utilities, financial services and diversified conglomerates. After experiencing an excellent "value" environment throughout the 1993 fiscal year, with returns substantially ahead of the S&P 500 Index, the Fund's performance in 1994 more closely paralleled that of the overall stock market.

     We are pleased to report that Nations Value Fund Trust A Shares completed its fifth year of operations on September 19, 1994. Over this five-year period, the Fund's Trust A Shares return ranked it in the top quartile of the Lipper Growth and Income Fund Average.****

     At present, we believe that more favorable investment returns will result once slower economic growth and lower inflation are achieved. In addition, we continue to believe that Nations Value Fund can be an attractive investment vehicle for those seeking long-term capital growth, with income a secondary consideration.

---------------

    * The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or the administrator(s). Such fee waivers and/or expense reimbursements have the effect of increasing total return.

   **   Trust A Shares total return. The total return for Investor A Shares for the one-year period ended November 30, 1994 was (0.17)%. The total return for Investor C Shares for the one-year period ended November 30, 1994 was (0.92)%. The total return for Investor N Shares for the one-year period ended November 30, 1994 was (0.69)%. Had the maximum sales charge of 5.75% on Investor A Shares, the maximum contingent deferred sales charge of 1.00% on Investor C Shares and the maximum contingent deferred sales charge of 5.00% on Investor N Shares been taken into effect, the total returns for such shares would have been lower.

  *** Source: The S&P 500 is a weighted index which measures the aggregate change in the market value of the stocks of 400 industrial, 60 transportation and utility and 40 financial companies.

  **** Source: Lipper Analytical Services Inc., an independent mutual fund performance monitoring service.

NATIONS FUND TRUST
Nations Value Fund
-----------------------------------------
   PORTFOLIO BREAKDOWN AS OF 11/30/94
-----------------------------------------


               [PIE CHART]


----------------------------------------------
           TOP TEN EQUITY HOLDINGS
              AS OF 11/30/94
----------------------------------------------
 1. Mobil Corporation                      2.0%
 2. Merck & Company Inc.                   1.9
 3. Bristol-Meyers Squibb                  1.9
 4. Intel Corporation                      1.9
 5. ITT Corporation                        1.9
 6. Royal Dutch Petroleum Company, ADR     1.8
 7. Martin Marietta Corporation            1.8
 8. Varity Corporation                     1.7
 9. Raytheon Company                       1.7
10. Chrysler Corporation                   1.7


--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 11/30/94
--------------------------------------------------------------------------------


 -----------------------------------------
        AVERAGE ANNUAL TOTAL RETURN
 -----------------------------------------
 YEAR ENDED       (5.91)%       (.17)%
 11/30/94
                -----------------------
 INCEPTION
 (12/06/89)        8.07%         9.36%
 THROUGH
 11/30/94
                ------------------------
                Adjusted for    Not
                maximum         adjusted
                sales charge    for sales
                of 5.75%        charge
-----------------------------------------
The chart to the right
compares the growth in value
of a hypothetical $10,000
investment in Investor A
Shares of the Nations Value
Fund on December 6, 1989
(inception) with that of a
similar investment in the                       [LINE CHART]
Standard & Poor's Index of
500 stocks over the same
period. Figures for the
Standard & Poor's 500, an
unmanaged index of common
stock prices, include
reinvestment of dividends.

--------------------------------------------------------------------------------

The performance shown represents past performance and is not predictive of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

                                       8


NATIONS FUND TRUST
Nations Value Fund

-------------------------------------------------------------------------------
   PERFORMANCE COMPARISON - INVESTOR C SHARES AS OF 11/30/94
-------------------------------------------------------------------------------

 -----------------------------------------
        AVERAGE ANNUAL TOTAL RETURN
 -----------------------------------------
 YEAR ENDED      (1.86)%*       (.92)%
 11/30/94
                 -----------------------
 INCEPTION
 (06/17/92)       7.33%         7.33%
 THROUGH
 11/30/94
                 -----------------------
                 *Adjusted      Not
                 for maximum    adjusted
                 contingent     for
                 deferred       contingent
                 sales          deferred
                 charge         sales
                 of 1.00%       charge
-----------------------------------------

The chart to the right
compares the growth in value
of a hypothetical $10,000
investment in Investor C
Shares of the Nations Value
Fund on June 17, 1992
(inception) with that of a
similar investment in the                               [LINE CHART]
Standard & Poor's Index of
500 stocks over the same
period. Figures for the
Standard & Poor's 500, an
unmanaged index of common
stock prices, include
reinvestment of dividends.

-------------------------------------------------------------------------------
   PERFORMANCE COMPARISON - INVESTOR N SHARES AS OF 11/30/94
-------------------------------------------------------------------------------

 ------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN
 ------------------------------------------
  YEAR ENDED     (5.41)%       (0.69)%
  11/30/94
                 ----------------------
  INCEPTION
  (06/07/93)      0.65%         3.30%
  THROUGH
  11/30/94
                ----------------------
                              Not
                Adjusted for  adjusted
                applicable    for
                contingent    contingent
                deferred      deferred
                sales charge  sales
                              charge

 ------------------------------------------
The chart to the right
compares the growth in value
of a hypothetical $10,000
investment in Investor N
Shares of the Nations Value
Fund on June 7, 1993
(inception) with that of a
similar investment in the                           [LINE CHART]
Standard & Poor's Index of
500 stocks over the same
period. Figures for the
Standard & Poor's 500, an
unmanaged index of common
stock prices, include
reinvestment of dividends.

--------------------------------------------------------------------------------

The performance shown represents past performance and is not predictive of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

NATIONS FUND TRUST
Nations Value Fund

-------------------------------------------------------------------------------
  PERFORMANCE COMPARISON - TRUST A SHARES AS OF 11/30/94
-------------------------------------------------------------------------------

 ------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN
 ------------------------------------------
  YEAR ENDED             (0.08)%
  11/30/94
                 ---------------------
  FIVE YEARS
  ENDED                   9.43%
  11/30/94
                 ---------------------
  INCEPTION
  (09/19/89)              9.14%
  THROUGH
  11/30/94
 ------------------------------------------

The chart to the right
compares the growth in value
of a hypothetical $10,000
investment in Trust A Shares
of the Nations Value Fund on
September 19, 1989
(inception) with that of a
similar investment in the                               [LINE CHART]
Standard & Poor's Index of
500 stocks over the same
period. Figures for the
Standard & Poor's 500, an
unmanaged index of common
stock prices, include
reinvestment of dividends.

--------------------------------------------------------------------------------

The performance shown represents past performance and is not predictive of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

                          NATIONS CAPITAL GROWTH FUND
                           PERFORMANCE AND COMMENTARY

INVESTMENT MANAGEMENT PROFILE

     The Fund is managed by C. Edwin Riley, Jr. Mr. Riley is a Senior Vice President and the Equity Management Division Executive. He is a member of the adviser's Investment Policy Committee and has 18 years of investment experience. He joined NationsBank in 1981.

INVESTMENT OBJECTIVE

     The objective of Nations Capital Growth Fund is to seek long-term capital appreciation by investing primarily in common stocks issued by companies that, in the judgment of NationsBank, have above-average potential for capital appreciation. This Fund takes a diversified approach to portfolio management and a variety of economic sectors are represented in the portfolio. This Fund is characterized by greater volatility than the equity market as a whole.

PERFORMANCE SUMMARY AND OVERVIEW*

     Nations Capital Growth Fund produced a 2.14%** total return for the fiscal year ended November 30, 1994. In comparison, the S&P 500 Index returned 1.04%*** for the same period. Compared to other growth funds, Nations Capital Growth Fund outperformed the average growth fund represented by the Lipper Growth Fund Average which returned (0.38%) over the same period.****

     The returns from the equity market during the past year generally were small to negative, depending on the specific index consulted. The Fund generated positive returns by focusing on technology issues and capital goods stocks. The Fund also avoided many utilities and consumer cyclical stocks, which proved to be beneficial.

     The Fund's management continues to search for growth opportunities in today's stock market through the analysis of macroeconomic forces, market trends and company fundamentals. We continue to believe that companies which possess superior earnings growth potential will outperform the general market over time.

     The U.S. economy should slow over the next four quarters, in part due to higher short-term interest rates. We believe that earnings growth within the market will slow as well, providing incremental opportunity for true growth stocks to outpace the general market. Although earnings growth will be more difficult to achieve in 1995, we believe the market for growth stocks should remain favorable in 1995.

---------------
       * The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or the administrator(s). Such fee waivers and/or expense reimbursements have the effect of increasing total return.

      ** Trust A Shares total return. The total return for Investor A Shares for the one-year period ended November 30, 1994 was 1.93%. The total return for Investor C Shares for the one-year period ended November 30, 1994 was 1.22%. The total return for Investor N Shares for the one-year period ended November 30, 1994 was 1.12%. Had the maximum sales charge of 5.75% on Investor A Shares, the maximum contingent deferred sales charge of 1.00% on Investor C Shares and the maximum contingent deferred sales charge of 5.00% on Investor N Shares been taken into effect, the total returns for such shares would have been lower.

     *** Source: The S&P 500 is a weighted index which measures the aggregate change in the market value of the stocks of 400 industrial, 60 transportation and utility and 40 financial companies.

    **** Source: Lipper Analytical Services, Inc., an independent mutual fund performance monitoring service.

NATIONS FUND TRUST
Nations Capital Growth Fund
------------------------------------------
   PORTFOLIO BREAKDOWN AS OF 11/30/94
------------------------------------------

                [PIE CHART]


 ------------------------------------------
         TOP TEN EQUITY HOLDINGS
              AS OF 11/30/94
 ------------------------------------------

 1. Intel Corporation                      3.1%
 2. General Electric Company               2.9
 3. Dow Chemical Company                   2.8
 4. Lowe's Companies Inc.                  2.5
 5. Coca-Cola Company                      2.4
 6. Motorola, Inc.                         2.2
 7. AT&T Corporation                       2.2
 8. AlliedSignal, Inc.                     2.2
 9. American International Group Inc.      2.1
10. Applied Materials, Inc.                2.1
----------------------------------------------



--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 11/30/94
--------------------------------------------------------------------------------

 ------------------------------------------
         AVERAGE ANNUAL TOTAL RETURN
 ------------------------------------------
 YEAR ENDED       (3.93)%        1.93%
 11/30/94
                 -------------------------
 INCEPTION
 (10/02/92)        3.26%         6.13%
 THROUGH
 11/30/94
                 -------------------------
                 Adjusted for    Not
                 maximum         adjusted
                 sales charge    for sales
                 of 5.75%        charge
 ------------------------------------------

The chart to the right
compares the growth in value
of a hypothetical $10,000
investment in Investor A
Shares of the Nations
Capital Growth Fund on
October 2, 1992 (inception)
with that of a similar                                [LINE CHART]
investment in the Standard &
Poor's Index of 500 stocks
over the same period.
Figures for the Standard &
Poor's 500, an unmanaged
index of common stock
prices, include reinvestment
of dividends.

--------------------------------------------------------------------------------
The performance shown represents past performance and is not predictive of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.
Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

NATIONS FUND TRUST
Nations Capital Growth Fund

-------------------------------------------------------------------------------
   PERFORMANCE COMPARISON - INVESTOR C SHARES AS OF 11/30/94
-------------------------------------------------------------------------------

    ------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN
    ------------------------------------------
     YEAR ENDED       0.22%*        1.22%
     11/30/94
                   ------------------------
     INCEPTION
     (10/02/92)       5.34%         5.34%
     THROUGH
     11/30/94
                   ------------------------
                   *Adjusted      Not
                   for            adjusted
                   maximum        for
                   contingent     contingent
                   deferred       deferred
                   sales          sales
                   charge         charge
                   of 1.00%
    ------------------------------------------

The chart to the right
compares the growth in value
of a hypothetical $10,000
investment in Investor C
Shares of the Nations
Capital Growth Fund on
October 2, 1992 (inception)                           [LINE CHART]
with that of a similar
investment in the Standard &
Poor's Index of 500 stocks
over the same period.
Figures for the Standard &
Poor's 500, an unmanaged
index of common stock
prices, include reinvestment
of dividends.

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON - INVESTOR N SHARES AS OF 11/30/94
--------------------------------------------------------------------------------

    ------------------------------------------
           AVERAGE ANNUAL TOTAL RETURN
    ------------------------------------------
     YEAR ENDED       (3.88)%        1.12%
     11/30/94
                   -------------------------
     INCEPTION
     (06/07/93)        1.43%         4.10%
     THROUGH
     11/30/94
                   -------------------------
                                   Not
                   Adjusted        adjusted
                   for             for
                   applicable      contingent
                   contingent      deferred
                   deferred        sales
                   sales charge    charge
    ------------------------------------------

----------------------------
The chart to the right
compares the growth in value
of a hypothetical $10,000
investment in Investor N
Shares of the Nations
Capital Growth Fund on June
7, 1993 (inception) with
that of a similar investment                      [LINE CHART]
in the Standard & Poor's
Index of 500 stocks over the
same period. Figures for the
Standard & Poor's 500, an
unmanaged index of common
stock prices, include
reinvestment of dividends.

--------------------------------------------------------------------------------

The performance shown represents past performance and is not predictive of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

NATIONS FUND TRUST
Nations Capital Growth Fund

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON - TRUST A SHARES AS OF 11/30/94
--------------------------------------------------------------------------------

--------------------------------------------
        AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------
 YEAR ENDED              2.14%
 11/30/94
                  ---------------------
 INCEPTION
 (09/30/92)              6.39%
 THROUGH
 11/30/94
--------------------------------------------

----------------------------
The chart to the right
compares the growth in value
of a hypothetical $10,000
investment in Trust A Shares
of the Nations Capital
Growth Fund on September 30,
1992 (inception) with that                                   [LINE CHART]
of a similar investment in
the Standard & Poor's Index
of 500 stocks over the same
period. Figures for the
Standard & Poor's 500, an
unmanaged index of common
stock prices, include
reinvestment of dividends.

--------------------------------------------------------------------------------

The performance shown represents past performance and is not predictive of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

                          NATIONS EMERGING GROWTH FUND
                           PERFORMANCE AND COMMENTARY

INVESTMENT MANAGEMENT PROFILE

     The Fund is managed by Jack Smiley. He is a Senior Vice President and Senior Portfolio Manager with over 25 years of investment experience. He is a graduate of Southern Methodist University and a Chartered Financial Analyst.

INVESTMENT OBJECTIVE

     The Nations Emerging Growth Fund's objective is to seek capital appreciation by investing in equity securities of high quality emerging growth companies that are expected to have earnings growth rates superior to most publicly traded companies.

PERFORMANCE SUMMARY AND OVERVIEW*

     Nations Emerging Growth Fund seeks to provide above-average returns over longer-term time periods while assuming a higher degree of risk through investment in companies with a market capitalization between $50 million and $1.5 billion. The earnings growth rates of companies selected by the Fund generally rank among the top 20% of all publicly traded companies. The Fund seeks to invest in high quality companies with strong balance sheets. The majority of these companies are considered to have superior operating margins and returns on equity that are achieved primarily by offering high value-added products and services to their customers.

     It is a pleasure to report to you that the Nations Emerging Growth Fund's total return for the one-year period ending November 30, 1994 was 6.26%.** The Fund outperformed the Lipper Small Company Growth Funds Average for the same time period.***

     Last year we reported that the Fund was overweighted in technology issues. At year end 1994, eight of the top fifteen performers for the year were technology stocks and two were communications stocks. Therefore, two-thirds of the best 15 performers in 1994 were related to new products in technology. Health care issues also performed well in 1994 as the Clinton Administration's health care bill was removed from active consideration. Over the past year, the Fund pared its investments in certain sectors whose fundamentals declined, including the specialty retail and restaurant sectors.

     Currently, a high percentage of the Fund's portfolio is invested in technology and health care issues. We believe these industries offer the best overall earnings growth potential in our domestic economy. New areas of interest include the communications sector, software providers and health care specialty firms.

     American white collar workers have become increasingly productive in part because of the technology supplied to them at the desk top. Families are enjoying personal computers at home and many of the Fund's holdings supply the parts, software, and enabling technology that allow these machines to communicate with each other along high speed corporate and personal communications lines.

     Because American corporations continue to wrestle with health care costs, we expect the Fund to continue to focus on providers of health care cost containment services that have experienced rapid growth rates.

     The Fund is well diversified across industry lines and normally will hold in excess of 60 to 70 stocks to reduce risk. Dividend yields are low on most of the Fund's holdings, as the majority of these companies reinvest profits to help fuel potential future growth.

---------------
      * The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or the administrator(s). Such fee waivers and/or expense reimbursements have the effect of increasing total return.

     ** Trust A Shares total return. The total return for Investor A Shares for the one-year period ended November 30, 1994 was 5.90%. The total return for Investor C Shares for the one-year period ended November 30, 1994 was 5.19%. The total return for Investor N Shares for the one-year period ended November 30, 1994 was 5.17%. Had the maximum sales charge of 5.75% on Investor A Shares, the maximum contingent deferred sales charge of 1.00% on Investor C Shares and the maximum contingent deferred sales charge of 5.00% on Investor N Shares been taken into effect, the total returns for such shares would have been lower.

    *** Source: Lipper Analytical Services, Inc., an independent mutual fund performance monitoring service.

NATIONS FUND TRUST
Nations Emerging Growth Fund

--------------------------------------------
     PORTFOLIO BREAKDOWN AS OF 11/30/94
--------------------------------------------


               [PIE CHART]


------------------------------------------------
         TOP TEN EQUITY HOLDINGS
             AS OF 11/30/94
------------------------------------------------

 1. AutoZone Inc.                          1.9%
 2. Western Digital Corporation            1.7
 3. Amphenol Corporation, Class A          1.7
 4. Stratus Computer Inc.                  1.6
 5. Teradyne Inc.                          1.5
 6. Medaphis Corporation                   1.5
 7. Sierra Health Services                 1.5
 8. TNT Freightways Corporation            1.5
 9. Analog Devices Inc.                    1.5
10. Franklin Resources Inc.                1.5

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 11/30/94
--------------------------------------------------------------------------------

--------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------
 YEAR ENDED      (0.19)%         5.90%
 11/30/94
 INCEPTION     -------------------------
 (12/10/92)
 THROUGH          4.84 %         8.04%
 11/30/94
               -------------------------
               Adjusted for    Not
               maximum         adjusted
               sales charge    for sales
               of 5.75%        charge
--------------------------------------------

----------------------------
The chart to the right
compares the growth in value
of a hypothetical $10,000
investment in Investor A
Shares of the Nations
Emerging Growth Fund on
December 10, 1992
(inception) with that of a                              [LINE CHART]
similar investment in the
Standard & Poor's Index of
500 stocks over the same
period. Figures for the
Standard & Poor's 500, an
unmanaged index of common
stock prices, include
reinvestment of dividends.

--------------------------------------------------------------------------------

The performance shown represents past performance and is not predictive of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

NATIONS FUND TRUST
Nations Emerging Growth Fund

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON - INVESTOR C SHARES AS OF 11/30/94
--------------------------------------------------------------------------------

----------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN
----------------------------------------------
 YEAR ENDED      4.19%*          5.19%
 11/30/94
                ------------------------
 INCEPTION
 (12/18/92)      7.26%           7.26%
 THROUGH
 11/30/94
                ------------------------
                *Adjusted       Not
                for maximum     adjusted
                contingent      for
                deferred        contingent
                sales           deferred
                charge          sales
                of 1.00%        charge
----------------------------------------------

----------------------------
The chart to the right
compares the growth in value
of a hypothetical $10,000
investment in Investor C
Shares of the Nations
Emerging Growth Fund on
December 18, 1992
(inception) with that of a                                [LINE CHART]
similar investment in the
Standard & Poor's Index of
500 stocks over the same
period. Figures for the
Standard & Poor's 500, an
unmanaged index of common
stock prices, include
reinvestment of dividends.

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON - INVESTOR N SHARES AS OF 11/30/94
--------------------------------------------------------------------------------

----------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN
----------------------------------------------
 YEAR ENDED      0.17%           5.17%
 11/30/94
                ------------------------
 INCEPTION
 (06/07/93)      7.42%          10.02%
 THROUGH
 11/30/94
                ------------------------
                Adjusted        Not
                for             adjusted
                applicable      for
                contingent      contingent
                deferred        deferred
                sales           sales
                charge          charge
----------------------------------------------

----------------------------
The chart to the right
compares the growth in value
of a hypothetical $10,000
investment in Investor N
Shares of the Nations
Emerging Growth Fund on June
7, 1993 (inception) with                                [LINE CHART]
that of a similar investment
in the Standard & Poor's
Index of 500 stocks over the
same period. Figures for the
Standard & Poor's 500, an
unmanaged index of common
stock prices, include
reinvestment of dividends.

--------------------------------------------------------------------------------

The performance shown represents past performance and is not predictive of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

NATIONS FUND TRUST
Nations Emerging Growth Fund

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON - TRUST A SHARES AS OF 11/30/94
--------------------------------------------------------------------------------

----------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN
----------------------------------------------
 YEAR ENDED             6.26%
 11/30/94
 INCEPTION     ---------------------
 (12/04/92)
 THROUGH                7.57%
 11/30/94
----------------------------------------------

----------------------------
The chart to the right
compares the growth in value
of a hypothetical $10,000
investment in Trust A Shares
of the Nations Emerging
Growth Fund on December 4,
1992 (inception) with that
of a similar investment in
the Standard & Poor's Index                               [LINE CHART]
of 500 stocks over the same
period. Figures for the
Standard & Poor's 500, an
unmanaged index of common
stock prices, include
reinvestment of dividends.

--------------------------------------------------------------------------------

The performance shown represents past performance and is not predictive of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

                          NATIONS BALANCED ASSETS FUND
                           PERFORMANCE AND COMMENTARY
INVESTMENT MANAGEMENT PROFILE

     The Fund is managed by Steven J. Hoeft. Mr. Hoeft joined NationsBank in 1988 as a Vice President and Senior Equity Portfolio Manager. He is a member of the Growth Equity Group and has over 16 years of investment experience. He received his B.A. and M.B.A. from the University of Wisconsin, Whitewater, and the Certified Financial Analyst designation in 1984.

INVESTMENT OBJECTIVE

     The objective of Nations Balanced Assets Fund is to seek total investment return through a combination of growth of capital and current income, consistent with the preservation of capital. To accomplish this, the Fund allocates its assets primarily among three major asset groups: common stocks, fixed income securities and cash equivalents.

PERFORMANCE SUMMARY AND OVERVIEW*

EQUITY MARKET REVIEW

     Nations Balanced Assets Fund's total return was (1.73)%** during the fiscal year ended November 30, 1994, which compares favorably with the (1.74)% total return for the Lipper Balanced Fund Average over the same period.*** Stock and bond markets experienced downward price pressure during the year as the economy quickened. Our asset allocation preference for stocks over bonds helped performance during the past year as long-term bonds significantly underperformed stocks. After interest rates had risen significantly, the portfolio manager reduced the Fund's equity position in favor of bonds.

     The Fund's common stock strategy is to invest in stocks believed to be undervalued and with improving earnings trends. The portfolio emphasizes companies with accelerating sales and earnings growth. Throughout the period, the technology, health care, and capital goods sectors performed well. The Fund's investments in these industries enhanced performance during 1994.

     We believe that the technology sector offers the best risk/reward combination as we believe that this industry should continue to post a significant improvement in earnings. Many of the companies in this sector possess multinational opportunities which should enhance their growth potential. During 1994, the health care sector also showed improvement as President Clinton's health care package was removed from active consideration.

     In 1994, the portfolio manager reduced the Fund's weighting in the financial services sector in light of the Federal Reserve Board's more restrictive monetary policy. The likelihood of further Federal Reserve tightening should limit financial service sector performance.

     The common stock portfolio of the Fund is diversified across all economic sectors and holds, on average, 60-80 individual issues.

---------------

     * The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or the administrator(s). Such fee waivers and/or expense reimbursements have the effect of increasing total return.

     ** Trust A Shares total return. The total return for Investor A Shares for the one-year period ended November 30, 1994, was (2.02)%. The total return for Investor C Shares for the one-year period ended November 30, 1994 was (2.72)%. The total return for Investor N Shares for the one-year period ended November 30, 1994 was (2.51)%. Had the maximum sales charge of 5.75% on Investor A Shares, the maximum contingent deferred sales charge of 1.00% on Investor C Shares and the maximum contingent deferred sales charge of 5.00% on Investor N Shares been taken into effect, the total returns for such shares would have been lower.

    *** Source: Lipper Analytical Services, Inc., an independent mutual fund performance monitoring service.

FIXED INCOME MARKET REVIEW

     Broad-based economic strength and the Federal Reserve's move to raise short-term interest rates led to a decline in the bond market during the past year. Inflation fears were rekindled and this led to a dramatic rise in both short and long-term interest rates. The Fund's fixed income return was enhanced by a combination of strategies: active sector management, prudent duration management, in-depth security analysis and coupon opportunities. The Fund's mortgage and corporate sector holdings helped improve current yield relative to lower-yielding Treasury securities of comparable maturities.

     Although corporate bonds have performed relatively well over the past few years, the spread between the yields on corporate and Treasury securities recently has tightened. In light of this, the Fund has repositioned itself by investing a higher percentage of its assets in Treasury securities. Selling corporate bonds and buying Treasury securities has upgraded the credit quality of the portfolio at a time when, we believe, owning a lower quality security would have provided little incremental yield. We believe this strategy proved beneficial to the total return of the portfolio. It is consistent with our style to allocate assets to the sectors of the bond market that we believe have the most relative value. The current diversification of the fixed-income portion of the portfolio is 21% governments, 8% mortgages, 6% corporates, and 3% asset-backed securities based on total investments. The duration of this portion is 4.9 years compared to the Lehman Aggregate Bond Index of 4.8 years.*

---------------

     * Source: Lehman Brothers, Inc.

NATIONS FUND TRUST
Nations Balanced Assets Fund

----------------------------------------------
      PORTFOLIO BREAKDOWN AS OF 11/30/94
----------------------------------------------


               [PIE CHART]


----------------------------------------------
        TOP TEN HOLDINGS AS OF 11/30/94
----------------------------------------------
  1. U.S. T-Note, 6.000% 11/30/1997         4.6%
  2. U.S. T-Note, 5.125% 04/30/1998         4.1
  3. U.S. T-Note, 5.750% 08/15/2003         3.6
  4. U.S. T-Bond, 8.750% 08/15/2020         2.9
  5. U.S. T-Bond, 8.875% 08/15/2017         2.8
  6. Intel Corporation                      2.4
  7. General Electric Company               2.2
  8. Dow Chemical Company                   2.1
  9. FNMA, Commitment to Purchase, 8.000%
     05/01/2024                             2.0
 10. GNMA, Commitment to Purchase, 8.500%
     07/15/2024                             1.9



--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 11/30/94

----------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN
----------------------------------------------
 YEAR ENDED       (7.66)%       (2.02)%
 11/30/94
               --------------------------
 INCEPTION
 (10/02/92)        1.38%         4.20%
 THROUGH
 11/30/94
               --------------------------
               Adjusted for    Not
               maximum         adjusted
               sales charge    for sales
               of 5.75%        charge
----------------------------------------------

----------------------------
The chart to the right
compares the growth in value
of a hypothetical $10,000
investment in Investor A
Shares of the Nations
Balanced Assets Fund on
October 2, 1992 (inception)
with that of a similar
investment in the Standard &
Poor's Index of 500 stocks
and the Lehman Brothers
Aggregate Bond Index over
the same period. Figures for                             [LINE CHART]
the Lehman Brothers
Aggregate Bond Index, which
is composed of the
Government Corporate Bond
Index, the Asset-Backed
Securities Index and the
Mortgage-Backed Securities
Index and includes U.S.
treasury issues, agency
issues, corporate bond
issues and mortgage-backed
issues, include reinvestment
of dividends. Figures for
the Standard & Poor's 500,
an unmanaged index of common
stock prices, include
reinvestment of dividends.

--------------------------------------------------------------------------------
The performance shown represents past performance and is not predictive of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.
Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

NATIONS FUND TRUST
Nations Balanced Assets Fund

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON - INVESTOR C SHARES AS OF 11/30/94
--------------------------------------------------------------------------------

----------------------------------------------
       AVERAGE ANNUAL TOTAL RETURN
----------------------------------------------
 YEAR ENDED      (3.68)%*       (2.72)%
 11/30/94
               --------------------------
 INCEPTION
 (10/02/92)       3.42 %         3.42 %
 THROUGH
 11/30/94
               --------------------------
                               Not
               *Adjusted       adjusted
               for maximum     for
               contingent      contingent
               deferred        deferred
               sales charge    sales
               of 1.00%        charge
----------------------------------------------

----------------------------
The chart to the right
compares the growth in value
of a hypothetical $10,000
investment in Investor C
Shares of the Nations
Balanced Assets Fund on
October 2, 1992 (inception)
with that of a similar
investment in the Standard &
Poor's Index of 500 stocks
and the Lehman Brothers
Aggregate Bond Index, over                               [LINE CHART]
the same period. Figures for
the Lehman Brothers
Aggregate Bond Index, which
is composed of the
Government Corporate Bond
Index, the Asset-Backed
Securities Index and the
Mortgage-Backed Securities
Index and includes U.S.
treasury issues, agency
issues, corporate bond
issues and mortgage-backed
issues, include reinvestment
of dividends. Figures for
the Standard & Poor's 500,
an unmanaged index of common
stock prices, include
reinvestment of dividends.

--------------------------------------------------------------------------------

The performance shown represents past performance and is not predictive of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

NATIONS FUND TRUST
Nations Balanced Assets Fund

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON - INVESTOR N SHARES AS OF 11/30/94
--------------------------------------------------------------------------------

----------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN
----------------------------------------------
 YEAR ENDED      (7.30)%       (2.51)%
 11/30/94
               -------------------------
 INCEPTION
 (6/7/93)        (2.08)%        0.58 %
 THROUGH
 11/30/94
               -------------------------
               Adjusted       Not
               for            adjusted
               applicable     for
               contingent     contingent
               deferred       deferred
               sales          sales
               charge         charge
----------------------------------------------


----------------------------
The chart to the right
compares the growth in value
of a hypothetical $10,000
investment in Investor N
Shares of the Nations
Balanced Assets Fund on June
7, 1993 (inception) with
that of a similar investment
in the Standard & Poor's
Index of 500 stocks and the
Lehman Brothers Aggregate
Bond Index, over the same
period. Figures for the                               [LINE CHART]
Lehman Brothers Aggregate
Bond Index, which is
composed of the Government
Corporate Bond Index, the
Asset-Backed Securities
Index and the
Mortgage-Backed Securities
Index and includes U.S.
treasury issues, agency
issues, corporate bond
issues and mortgage-backed
issues, include reinvestment
of dividends. Figures for
the Standard & Poor's 500,
an unmanaged index of common
stock prices, include
reinvestment of dividends.

--------------------------------------------------------------------------------

The performance shown represents past performance and is not predictive of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

NATIONS FUND TRUST
Nations Balanced Assets Fund

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON - TRUST A SHARES AS OF 11/30/94
--------------------------------------------------------------------------------

----------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN
----------------------------------------------
 YEAR ENDED             (1.73)%
 11/30/94
               ---------------------
 INCEPTION
 (09/30/92)              4.46%
 THROUGH
 11/30/94
----------------------------------------------

----------------------------
The chart to the right
compares the growth in value
of a hypothetical $10,000
investment in Trust A Shares
of the Nations Balanced
Assets Fund on September 30,
1992 (inception) with that
of a similar investment in
the Standard & Poor's Index
of 500 stocks and the Lehman
Brothers Aggregate Bond
Index over the same period.
Figures for the Lehman
Brothers Aggregate Bond
Index, which is composed of                           [LINE CHART]
the Government Corporate
Bond Index, the Asset-Backed
Securities Index and the
Mortgage-Backed Securities
Index and includes U.S.
treasury issues, agency
issues, corporate bond
issues and mortgage-backed
issues, include reinvestment
of dividends. Figures for
the Standard & Poor's 500,
an unmanaged index of common
stock prices, include
reinvestment of dividends.

--------------------------------------------------------------------------------

The performance shown represents past performance and is not predictive of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

                           NATIONS EQUITY INDEX FUND
                           PERFORMANCE AND COMMENTARY

INVESTMENT MANAGEMENT PORTFOLIO

     Greg Golden oversees management of the Fund. Mr. Golden joined NationsBank in 1989. As Vice President and Portfolio Manager for Structured Products, Mr. Golden also oversees the management of an array of equity index products for NationsBank. His other duties include Quantitative Analysis and Derivatives Management. Mr. Golden is a graduate of Belmont University and a Chartered Financial Analyst Candidate.

INVESTMENT OBJECTIVE

     The objective of the Fund is to seek to closely approximate, before fees and expenses, the total return performance of the S&P 500 Index.

PERFORMANCE SUMMARY AND OVERVIEW*

     Nations Equity Index Fund provided a total return of 0.29%** for the period from commencement of operations (December 15, 1993) to November 30, 1994. The Fund's performance for the period compares favorably to the Lipper S&P 500 Index Objective Fund average of 0.18%.***

     The Nations Equity Index Fund is comprised of essentially all of the companies within the S&P 500 with market capitalization weights similar to the Index. Computer programs are used to continuously monitor and rebalance the Fund so as to "track" the performance of the S&P 500 Index. Portfolio transactions are made to align the Fund to the S&P 500 Index composition, invest cash, and provide for redemptions. In addition, the Fund seeks to minimize trading costs. Stock index futures and options also are used to manage cash flows in the Fund.

---------------

       * The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or the administrator(s). Such fee waivers and/or expense reimbursements have the effect of increasing total return.

      ** Trust A Shares total return.

     *** Source: Lipper Analytical Services, Inc., an independent mutual fund performance monitoring service.

NATIONS FUND TRUST
Nations Equity Index Fund

----------------------------------------------
     PORTFOLIO BREAKDOWN AS OF 11/30/94
----------------------------------------------


              [PIE CHART]


----------------------------------------------
           TOP TEN EQUITY HOLDINGS
                AS OF 11/30/94
----------------------------------------------

  1. General Electric Company               2.2%
  2. AT&T Corporation                       2.2
  3. Exxon Corporation                      2.1
  4. Coca-Cola Company                      1.9
  5. Royal Dutch Petroleum Company, ADR     1.7
  6. Wal-Mart Stores Inc.                   1.5
  7. Philip Morris Companies Inc.           1.5
  8. Merck & Company, Inc.                  1.3
  9. Procter & Gamble Company               1.2
 10. International Business Machines
     Corporation                            1.2


--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON - TRUST A SHARES AS OF 11/30/94
--------------------------------------------------------------------------------

----------------------------------------------
             AGGREGATE TOTAL RETURN
----------------------------------------------
 INCEPTION
 (12/15/93)              0.29%
 THROUGH
 11/30/94
----------------------------------------------

----------------------------
The chart to the right
compares the growth in value
of a hypothetical $10,000
investment in Trust A Shares
of the Nations Equity Index
Fund on December 15, 1993
(inception) with that of a                               [LINE CHART]
similar investment in the
Standard & Poor's Index of
500 stocks over the same
period. Figures for the
Standard & Poor's 500, an
unmanaged index of common
stock prices, include
reinvestment of dividends.

--------------------------------------------------------------------------------

The performance shown represents past performance and is not predictive of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Aggregate total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

                          NATIONS SPECIAL EQUITY FUND
                            PERFORMANCE & COMMENTARY

INVESTMENT MANAGEMENT PROFILES

     During the year ended November 30, 1994, the Fund was managed by Gil Knight. He has a B.A. from Dartmouth College and an M.B.A. from Bernard Baruch School of Business. Mr. Knight has over 25 years of investment experience and is a member of the Association of Investment Management and Research and the International Society of Investment Analysts.

INVESTMENT OBJECTIVE

     Nations Special Equity Fund seeks capital appreciation by investing in smaller capitalization common stocks as well as "special situation" equities.

PERFORMANCE SUMMARY AND OVERVIEW*

     The Nations Special Equity Fund produced a total return of (2.96)%** for the year ended November 30, 1994. This compares to declines in the Russell 2000 Index, (1.1)%, the NASDAQ Composite, (0.54)%, and the New York Stock Exchange Composite, (2.50)%, over the same period.

     It was a difficult year for equity investors in general as the Federal Reserve Board took active steps to prevent inflation from overwhelming the economy. Interest rates began to rise, and as a result both equity and bond markets turned in weak performances through November 1994. The economy of the United States and certain foreign countries, however, grew smartly.

     Nations Special Equity Fund is an aggressive fund that focuses on smaller capitalization "growth stocks" and those companies involved in "special situations", which can include initial public offerings (IPOs). The over-the-counter markets in which the Fund invests were extremely volatile in 1994 as investors switched from one industry to another in search of performance. The Fund maintained overweighted positions in semiconductors and semiconductor equipment companies in particular, as well as in the technology, health care, medical device industries, in-home health service organizations and health maintenance organization (HMO) providers. Financial stocks such as regional banks, although quite strong early in the year, declined sharply during the summer as loan spreads fell. During 1994, the Fund reduced its financial sector weighting from 18% to 6%.

     Although the Fund continued to seek companies with strong earnings momentum, swings in corporate earnings increased trading activity and made sustained gains difficult. In the "special situation" categories, the Fund participated in selected IPOs throughout the year and some "turnaround" stocks in the oil service industry. Some "takeover" situations were realized in regional savings and loan and bank issues. In addition, a small percentage of the portfolio was invested in the emerging countries of Mexico, Chile, Argentina and Brazil, although stocks in these countries were not present in the Fund's portfolio as of November 30, 1994.

     The growth style of Nations Special Equity Fund modestly lagged the Fund's various benchmarks over the year. As of November 30, 1994, the companies held by the Fund had an average market capitalization of $528.9 million and an average price/earnings multiple of 33 times book value. Although the Fund's emphasis on small company stocks with earnings momentum entails a higher volatility profile, we believe this strategy will allow it to excel should small capitalization growth stocks perform well in 1995.

---------------
     * The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or the administrator(s). Such fee waivers and/or expense reimbursements have the effect of increasing total return.

    ** Trust A Shares total return. The total return for Investor A Shares for the one-year period ended November 30, 1994 was (3.05)%. The total return for Investor N Shares from commencement of operations May 20, 1994, through November 30, 1994 was 2.02%. Had the maximum sales charge of 5.75% for Investor A Shares and the maximum contingent deferred sales charge of 5.00% for Investor N Shares been taken into effect, the total returns for such shares would have been lower.

NATIONS FUND TRUST
Nations Special Equity Fund

----------------------------------------------
   PORTFOLIO BREAKDOWN AS OF 11/30/94
----------------------------------------------


                  [PIE CHART]


----------------------------------------------
       TOP TEN HOLDINGS AS OF 11/30/94
----------------------------------------------
  1. Business Objects S.A., ADS             2.8%
  2. Exide Corporation                      2.1
  3. Cascade Communication Corporation      2.1
  4. Fair Issac and Company Inc.            2.0
  5. Applied Digital Access Inc.            1.9
  6. Horizon Healthcare Corporation         1.8
  7. Cardinal Health Care                   1.6
  8. Computer Horizons Corporation          1.5
  9. SciMed Life Systems Inc.               1.4
 10. Clear Channel Communications Inc.      1.3


--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 11/30/94
--------------------------------------------------------------------------------

----------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN
----------------------------------------------
 YEAR ENDED       (9.54)%       (3.05)%
 11/30/94
               ------------------------
 INCEPTION
 (07/26/93)         .35%         4.84%
 THROUGH
 11/30/94
               ------------------------
               Adjusted for    Not
               maximum         adjusted
               sales charge    for sales
               of 5.75%        charge
----------------------------------------------

----------------------------
Inception is based on The
Capitol Mutual Funds Special
Equity Portfolio Class B
Shares, which were
reorganized into Investor A
Shares of Nations Special
Equity Fund as of the close
of business on April 29,
1994. The Capitol Mutual
Funds Special Equity
Portfolio Class B Shares
commenced operations on July
26, 1993. The chart to the
right compares the growth in
value of a hypothetical
$10,000 investment in
Investor A Shares of the
Nations Special Equity Fund                             [LINE CHART]
on July 26, 1993 (inception)
with that of a similar
investment in the Standard &
Poor's Index of 500 stocks
and the Wilshire Small Cap
Index over the same period.
Figures for the Standard &
Poor's 500 and the Wilshire
Small Cap Index, unmanaged
indices of common stock
prices, include reinvestment
of dividends. The Wilshire
Small Cap Index is a market-
weighted index comprising
250 domestic stocks with a
median market capitalization
of $488 million. This
broad-based index represents
nine economic sectors.

--------------------------------------------------------------------------------

The performance shown represents past performance and is not predictive of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

NATIONS FUND TRUST
Nations Special Equity Fund

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON - INVESTOR N SHARES AS OF 11/30/94
--------------------------------------------------------------------------------

----------------------------------------------
             AGGREGATE TOTAL RETURN
----------------------------------------------
 INCEPTION
 (05/20/94)      (2.98)%        2.02%
 THROUGH
 11/30/94
               -------------------------
               Adjusted for   Not
               maximum        adjusted
               contingent     for
               deferred       contingent
               sales          deferred
               charge of      sales
               5.00%          charge
----------------------------------------------

----------------------------
The chart to the right
compares the growth in value
of a hypothetical $10,000
investment in Investor N
Shares of the Nations
Special Equity Fund on May
20, 1994 (inception) with
that of a similar investment
in the Standard & Poor's
Index of 500 stocks and the
Wilshire Small Cap Index
over the same period.                                   [LINE CHART]
Figures for the Standard &
Poor's 500 and the Wilshire
Small Cap Index, unmanaged
indices of common stock
prices, include reinvestment
of dividends. The Wilshire
Small Cap Index is a
market-weighted index
comprising 250 domestic
stocks with a median market
capitalization of $488
million. This broad-based
index represents nine
economic sectors.

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON - TRUST A SHARES AS OF 11/30/94
--------------------------------------------------------------------------------

----------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN
----------------------------------------------
 YEAR ENDED             (2.96)%
 11/30/94
               ---------------------
 INCEPTION
 (10/01/92)             24.36%
 THROUGH
 11/30/94
----------------------------------------------

----------------------------
Inception is based on The
Capitol Mutual Funds Special
Equity Portfolio Class A
Shares, which were
reorganized into Trust A
Shares of Nations Special
Equity Fund as of the close
of business on April 29,
1994. The Capitol Mutual
Funds Special Equity
Portfolio Class A Shares
commenced operations on
October 1, 1992. The chart
to the right compares the
growth in value of a
hypothetical $10,000
investment in Trust A Shares
of the Nations Special
Equity Fund on October 1,                                [LINE CHART]
1992 (inception) with that
of a similar investment in
the Standard & Poor's Index
of 500 stocks and the
Wilshire Small Cap Index
over the same period.
Figures for the Standard &
Poor's 500 and the Wilshire
Small Cap Index, unmanaged
indices of common stock
prices, include reinvestment
of dividends. The Wilshire
Small Cap Index is a market-
weighted index comprising
250 domestic stocks with a
median market capitalization
of $488 million. This
broad-based index represents
nine economic sectors.

--------------------------------------------------------------------------------

The performance shown represents past performance and is not predictive of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual and aggregate total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

NATIONS FUND TRUST
Nations Value Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                     NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
  SHARES                                                                           (NOTE 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS -- 91.3%
             AEROSPACE AND DEFENSE -- 4.0%
   372,600   Martin Marietta Corporation........................................  $16,161,525
   237,400   Raytheon Company...................................................   14,926,525
   140,000   Rockwell International Corporation.................................    4,742,500
                                                                                  -----------
                                                                                   35,830,550
                                                                                  -----------
             AUTOMOBILES -- 3.8%
   304,700   Chrysler Corporation...............................................   14,739,863
   492,200   Ford Motor Company.................................................   13,350,925
   131,450   Paccar, Inc........................................................    5,455,175
                                                                                  -----------
                                                                                   33,545,963
                                                                                  -----------
             AUTOMOTIVE ACCESSORIES -- 1.7%
   115,000   Eaton Corporation..................................................    5,476,875
   310,500   Echlin Inc.........................................................    9,392,625
                                                                                  -----------
                                                                                   14,869,500
                                                                                  -----------
             BEVERAGES -- 1.1%
   163,700   Anheuser Busch Companies, Inc......................................    8,041,762
    65,000   Seagram Company, Ltd...............................................    1,893,125
                                                                                  -----------
                                                                                    9,934,887
                                                                                  -----------
             BUSINESS EQUIPMENT AND PERIPHERALS -- 0.5%
    61,000   International Business Machines Corporation........................    4,315,750
                                                                                  -----------
             CHEMICALS -- BASICS -- 0.8%
   193,200   PPG Industries, Inc................................................    6,955,200
                                                                                  -----------
             CHEMICALS -- SPECIALITY -- 2.1%
   316,600   Lubrizol Corporation...............................................    9,972,900
   124,000   Monsanto Company...................................................    8,928,000
                                                                                  -----------
                                                                                   18,900,900
                                                                                  -----------
             COMPUTER MANUFACTURERS -- 0.8%
   180,000   COMPAQ Computer Corporation+.......................................    7,042,500
                                                                                  -----------
             DIVERSIFIED HEALTHCARE -- 2.2%
    56,000   Foundation Health Corporation+.....................................    2,037,000
   265,000   Healthtrust Inc. (The Hospital Company)+...........................    8,546,250
   597,000   National Medical Enterprises Inc...................................    8,432,625
                                                                                  -----------
                                                                                   19,015,875
                                                                                  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Value Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
  SHARES                                                                           (NOTE 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
             DOMESTIC PETROLEUM -- DIVERSIFIED -- 1.6%
    66,000   Ashland Oil, Inc...................................................  $ 2,244,000
   399,000   Tosco Corporation..................................................   11,770,500
                                                                                  -----------
                                                                                   14,014,500
                                                                                  -----------
             DRUGS -- 6.7%
   207,100   American Home Products Corporation.................................   13,487,387
   290,000   Bristol-Meyers Squibb..............................................   16,747,500
    93,500   Lilly (Eli) & Company..............................................    5,855,438
   450,000   Merck & Company Inc................................................   16,762,500
    85,500   Schering-Plough Corporation........................................    6,401,813
                                                                                  -----------
                                                                                   59,254,638
                                                                                  -----------
             ELECTRIC UTILITIES -- NON-NUCLEAR -- 2.8%
   500,061   CINergy Corporation................................................   11,126,357
   250,000   DPL Inc............................................................    5,093,750
   284,600   GTE Corporation....................................................    8,715,875
                                                                                  -----------
                                                                                   24,935,982
                                                                                  -----------
             ELECTRICAL EQUIPMENT -- 2.6%
   238,000   General Electric Company...........................................   10,948,000
   246,600   Johnson Controls Inc...............................................   11,960,100
                                                                                  -----------
                                                                                   22,908,100
                                                                                  -----------
             ELECTRONIC COMPONENTS -- 6.3%
   328,000   Arrow Electronics Inc.+............................................   11,931,000
   306,600   Avnet Inc..........................................................   10,999,275
   205,500   General Motors Corporation, Class H................................    6,858,562
   260,200   Intel Corporation..................................................   16,425,125
   126,500   Texas Instruments Inc..............................................    9,550,750
                                                                                  -----------
                                                                                   55,764,712
                                                                                  -----------
             FINANCE -- MISCELLANEOUS -- 1.0%
   186,000   Health Care Property Investors, Inc................................    4,975,500
    74,000   Meditrust SBI......................................................    2,201,500
    45,000   Mercantile Bancorporation, Inc.....................................    1,366,875
                                                                                  -----------
                                                                                    8,543,875
                                                                                  -----------
             FINANCE -- SERVICES -- 2.2%
   104,000   Household International Inc........................................    4,004,000
   130,000   Merrill Lynch & Company, Inc.......................................    4,940,000
   781,000   Paine Webber Group, Inc............................................   10,641,125
                                                                                  -----------
                                                                                   19,585,125
                                                                                  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Value Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
  SHARES                                                                           (NOTE 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
             FOOD -- PACKAGED -- 0.6%
    49,000   Unilever N.V., ADR.................................................  $ 5,469,625
                                                                                  -----------
             FOREIGN PETROLEUM -- 3.3%
   237,000   du Pont (E.I.) de Nemours & Company................................   12,768,375
   149,600   Royal Dutch Petroleum Company, ADR.................................   16,250,300
                                                                                  -----------
                                                                                   29,018,675
                                                                                  -----------
             HOUSEHOLD PRODUCTS -- 1.2%
   304,100   First Brands Corporation...........................................   10,415,425
                                                                                  -----------
             INDUSTRIAL CONGLOMERATES -- 4.9%
   426,600   AlliedSignal Inc...................................................   13,917,825
   205,200   ITT Corporation....................................................   16,339,050
   179,000   Teradyne Inc.+.....................................................    5,593,750
   120,000   TRW Inc............................................................    7,620,000
                                                                                  -----------
                                                                                   43,470,625
                                                                                  -----------
             INSURANCE -- 0.5%
   123,539   Travelers Inc. (New)...............................................    4,061,345
                                                                                  -----------
             INTERNATIONAL OIL -- MULTINATIONAL -- 6.7%
   151,000   Amoco Corporation..................................................    9,173,250
   215,000   Chevron Corporation................................................    9,379,375
   181,800   Exxon Corporation..................................................   10,976,175
   202,900   Mobil Corporation..................................................   17,297,225
   199,900   Texaco Inc.........................................................   12,418,788
                                                                                  -----------
                                                                                   59,244,813
                                                                                  -----------
             LEISURE -- 1.0%
   326,000   Mattel Inc.........................................................    8,720,500
                                                                                  -----------
             LIFE AND SPECIALTY INSURANCE -- 0.5%
   109,000   Lincoln National Corporation.......................................    4,237,374
                                                                                  -----------
             LONG DISTANCE -- 2.1%
   215,600   AT&T Corporation...................................................   10,591,350
   258,000   Sprint Corporation.................................................    7,707,750
                                                                                  -----------
                                                                                   18,299,100
                                                                                  -----------
             MEDIA -- 0.9%
   160,000   Gannett Inc........................................................    7,580,000
                                                                                  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Value Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
  SHARES                                                                           (NOTE 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
             METALS -- 2.0%
   160,000   Aluminum Company of America........................................  $13,060,000
   257,000   Bethlehem Steel Corporation+.......................................    4,561,750
                                                                                  -----------
                                                                                   17,621,750
                                                                                  -----------
             MONEY CENTER BANKS -- 4.8%
   642,600   Banpais SA, ADS+...................................................    4,578,525
    85,000   Chemical Banking Corporation.......................................    3,091,875
   438,100   Comerica Inc.......................................................   11,554,887
    15,000   Cullen Frost Bankers, Inc..........................................      472,500
   212,000   First Chicago Corporation..........................................    9,858,000
   384,000   Mellon Bank Corporation............................................   12,720,000
    20,000   Union Planters Corporation.........................................      412,500
                                                                                  -----------
                                                                                   42,688,287
                                                                                  -----------
             NATURAL GAS -- DIVERSIFIED -- 0.8%
   551,000   TransCanada Pipeline Ltd...........................................    6,956,375
                                                                                  -----------
             PACKAGING -- 0.5%
   178,000   Bowater Inc. plc., ADR.............................................    4,516,750
                                                                                  -----------
             PAPER AND FOREST PRODUCTS -- 1.8%
   174,000   Mead Corporation...................................................    7,960,500
   197,000   Weyerhaeuser Company...............................................    7,559,875
                                                                                  -----------
                                                                                   15,520,375
                                                                                  -----------
             PRODUCER GOODS -- MACHINERY -- 4.0%
   139,000   Caterpillar Inc....................................................    7,506,000
   322,000   Tenneco Inc........................................................   12,517,750
   410,000   Varity Corporation+................................................   15,272,500
                                                                                  -----------
                                                                                   35,296,250
                                                                                  -----------
             REGIONAL BANKS/THRIFTS -- 0.9%
   217,300   Crestar Financial Corporation......................................    8,311,725
                                                                                  -----------
             RETAIL -- FOOD AND DRUGS -- 0.2%
    65,800   Supervalu Inc......................................................    1,612,100
                                                                                  -----------
             RETAIL -- MAJORS -- 2.9%
   314,000   May Department Stores Company......................................   11,382,500
   315,000   Penney (J.C.) Inc..................................................   14,490,000
                                                                                  -----------
                                                                                   25,872,500
                                                                                  -----------
             RETAIL -- SPECIALTY -- 1.2%
   445,500   Circuit City Stores Inc............................................   10,970,438
                                                                                  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Value Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
  SHARES                                                                           (NOTE 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
             SOFTWARE AND SERVICES -- 3.0%
   164,900   Computer Associates International Inc..............................  $ 7,502,950
   142,000   Stratus Computer, Inc..............................................    5,307,250
   134,800   Xerox Corporation..................................................   13,244,100
                                                                                  -----------
                                                                                   26,054,300
                                                                                  -----------
             TELECOMMUNICATION SYSTEMS AND SPECIALTY EQUIPMENT -- 0.4%
    93,000   Harris Corporation.................................................    3,813,000
                                                                                  -----------
             TELEPHONE -- BELL REGIONAL -- 1.8%
   226,000   BellSouth Corporation..............................................   11,723,750
   128,300   Pacific Telesis Group..............................................    3,720,700
                                                                                  -----------
                                                                                   15,444,450
                                                                                  -----------
             TELEPHONE -- CABLE AND CELLULAR -- 1.5%
   109,600   British Telecommunications, ADR....................................    6,507,500
   125,400   Telefonos De Mexico SA, ADR........................................    6,646,200
                                                                                  -----------
                                                                                   13,153,700
                                                                                  -----------
             TOBACCO -- 0.9%
   126,300   Philip Morris Companies Inc........................................    7,546,425
                                                                                  -----------
             TRANSPORTATION -- SURFACE -- 2.7%
   228,000   Burlington Northern Inc............................................   11,115,000
   400,000   Consolidated Freightways Inc.+.....................................    7,750,000
   230,000   Dial Corporation...................................................    4,600,000
                                                                                  -----------
                                                                                   23,465,000
                                                                                  -----------
             TOTAL COMMON STOCKS (Cost $835,292,807)............................  804,778,964
                                                                                  ===========
             PREFERRED STOCK -- 1.2% (Cost $12,715,634)
   419,500   PECO Energy Company................................................   10,120,438
                                                                                  ===========


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Value Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT
----------
REPURCHASE AGREEMENT -- 7.2% (Cost $63,327,000)
$63,327,000  Agreement with CS First Boston Corporation, 5.650% dated 11/30/1994 to be repurchased at $63,336,939 on 12/01/1994, collaterized by,
               $64,751,900 market value of U.S. Treasury Bonds, 8.875%-13.875%, having various maturities ranging from November, 2009 through
               August, 2017.....................................................   $ 63,327,000
                                                                                   ------------
TOTAL INVESTMENTS (Cost $911,335,441*).................................    99.7%    878,226,402
OTHER ASSETS AND LIABILITIES (NET).....................................     0.3       2,474,445
                                                                          -----    ------------
NET ASSETS.............................................................   100.0%   $880,700,847
                                                                          =====    ============

---------------
* Aggregate cost for Federal tax purposes is $912,734,774.
+ Non-income producing security.

  ABBREVIATIONS:

  ADR   American Depositary Receipt
  ADS   American Depositary Share

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Capital Growth Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                     NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
 SHARES                                                                            (NOTE 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS -- 88.3%
            BEVERAGES -- 2.4%
  350,000   Coca-Cola Company...................................................  $17,893,750
                                                                                  -----------
            BUILDING AND CONSTRUCTION -- 0.6%
  145,000   Grupo Tribasa, SA, ADS+.............................................    4,766,875
                                                                                  -----------
            BUSINESS EQUIPMENT AND PERIPHERALS -- 4.4%
  370,400   Bay Networks, Inc.+.................................................    9,537,800
  212,500   Cabletron Systems Inc.+.............................................   10,093,750
  425,000   Cisco Systems Inc.+.................................................   13,706,250
                                                                                  -----------
                                                                                   33,337,800
                                                                                  -----------
            CHEMICALS -- BASIC -- 7.3%
  325,000   Dow Chemical Company................................................   20,800,000
  205,000   Eastman Chemical Company............................................    9,660,625
  210,000   Imperial Chemical Industries Inc. Plc, ADR..........................   10,027,500
  224,000   PPG Industries, Inc.................................................    8,064,000
  225,000   Union Carbide Corporation...........................................    6,440,625
                                                                                  -----------
                                                                                   54,992,750
                                                                                  -----------
            CHEMICALS -- SPECIALTY -- 1.1%
  300,000   Morton International Inc., Industries...............................    8,250,000
                                                                                  -----------
            COMPUTER MANUFACTURERS -- 4.1%
  350,000   COMPAQ Computer Corporation+........................................   13,693,750
  365,000   EMC Corporation+....................................................    8,212,500
   89,200   Hewlett Packard Company.............................................    8,741,600
                                                                                  -----------
                                                                                   30,647,850
                                                                                  -----------
            CONSUMER DURABLES -- 1.0%
  145,000   Whirlpool Corporation...............................................    7,231,875
                                                                                  -----------
            DIVERSIFIED HEALTHCARE -- 3.5%
   94,700   Columbia/HCA Healthcare Corporation.................................    3,586,763
  500,000   Humana Inc..........................................................   11,187,500
   15,000   Pfizer, Inc.........................................................    1,160,625
  140,000   United Healthcare Corporation.......................................    6,650,000
   87,500   U.S. Healthcare Inc.................................................    3,915,625
                                                                                  -----------
                                                                                   26,500,513
                                                                                  -----------
            DRUGS -- 2.1%
  210,000   Schering-Plough Corporation.........................................   15,723,750
                                                                                  -----------
            ELECTRIC UTILITIES -- INDEPENDENT POWER -- 0.4%
  275,000   Sithe Energies Inc.+................................................    2,853,125
                                                                                  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Capital Growth Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
 SHARES                                                                            (NOTE 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
            ELECTRICAL EQUIPMENT -- 5.2%
  150,000   Emerson Electric Company............................................  $ 8,850,000
  480,800   General Electric Company............................................   22,116,800
  168,000   Johnson Controls Inc................................................    8,148,000
                                                                                  -----------
                                                                                   39,114,800
                                                                                  -----------
            ELECTRONIC COMPONENTS -- 6.5%
  125,000   AMP Inc.............................................................    9,031,250
  370,000   Intel Corporation...................................................   23,356,250
  300,000   Motorola, Inc.......................................................   16,912,500
                                                                                  -----------
                                                                                   49,300,000
                                                                                  -----------
            FINANCE -- SERVICES -- 1.6%
   70,000   Morgan Stanley Group, Inc...........................................    4,138,750
  600,000   Paine Webber Group, Inc.............................................    8,175,000
                                                                                  -----------
                                                                                   12,313,750
                                                                                  -----------
            FOREIGN PETROLEUM -- 1.0%
   70,000   Royal Dutch Petroleum Company, ADR..................................    7,603,750
                                                                                  -----------
            HOUSEHOLD PRODUCTS -- 1.7%
  200,000   Procter & Gamble Company............................................   12,500,000
                                                                                  -----------
            INDUSTRIAL CONGLOMERATES -- 4.3%
  500,000   AlliedSignal Inc....................................................   16,312,500
  330,000   Applied Materials Inc.+.............................................   15,798,750
                                                                                  -----------
                                                                                   32,111,250
                                                                                  -----------
            INTERNATIONAL OIL -- MULTINATIONAL -- 3.3%
   60,000   Amoco Corporation...................................................    3,645,000
  150,000   Chevron Corporation.................................................    6,543,750
  175,000   Mobil Corporation...................................................   14,918,750
                                                                                  -----------
                                                                                   25,107,500
                                                                                  -----------
            LEISURE -- 1.3%
  175,000   Disney (Walt) Company...............................................    7,634,375
   70,000   Time Warner Inc.....................................................    2,362,500
                                                                                  -----------
                                                                                    9,996,875
                                                                                  -----------
            LIFE AND SPECIALTY INSURANCE -- 2.1%
  175,000   American International Group Inc....................................   16,034,375
                                                                                  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Capital Growth Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
 SHARES                                                                            (NOTE 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
            LONG DISTANCE -- 3.0%
  341,000   AT&T Corporation....................................................  $16,751,625
  300,000   MCI Communications Corporation......................................    5,850,000
                                                                                  -----------
                                                                                   22,601,625
                                                                                  -----------
            MEDIA -- 0.6%
   60,000   Capital Cities/ABC Inc..............................................    4,905,000
                                                                                  -----------
            METALS -- 2.1%
  290,000   Birmingham Steel Corporation........................................    6,162,500
  175,000   Nucor Corporation...................................................    9,537,500
                                                                                  -----------
                                                                                   15,700,000
                                                                                  -----------
            PAPER AND FOREST PRODUCTS -- 3.0%
   60,000   Burlington Resources Inc............................................    2,145,000
  207,000   Georgia Pacific Corporation.........................................   14,800,500
  150,000   Weyerhaeuser Company................................................    5,756,250
                                                                                  -----------
                                                                                   22,701,750
                                                                                  -----------
            PETROLEUM -- DOMESTIC -- 1.0%
   60,000   Tosco Corporation...................................................    1,770,000
  227,600   Unocal Corporation..................................................    6,059,850
                                                                                  -----------
                                                                                    7,829,850
                                                                                  -----------
            PRODUCER GOODS -- MACHINERY -- 3.3%
  175,000   Caterpillar, Inc....................................................    9,450,000
  150,000   Dover Corporation...................................................    7,668,750
  169,900   Thermo Electron Corporation.........................................    7,475,600
                                                                                  -----------
                                                                                   24,594,350
                                                                                  -----------
            REGIONAL BANKS/THRIFTS -- 3.2%
  200,000   BankAmerica Corporation.............................................    8,200,000
  180,900   Crestar Financial Corporation.......................................    6,919,425
  277,500   Mellon Bank Corporation.............................................    9,192,188
                                                                                  -----------
                                                                                   24,311,613
                                                                                  -----------
            RESTAURANTS AND LODGING -- 1.5%
  400,000   McDonald's Corporation..............................................   11,350,000
                                                                                  -----------
            RETAIL -- MAJOR -- 0.9%
  300,000   Wal-Mart Stores Inc.................................................    6,937,500
                                                                                  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Capital Growth Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
 SHARES                                                                            (NOTE 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
            RETAIL -- SPECIALITY -- 3.5%
   70,000   Home Depot Inc......................................................  $ 3,237,500
  500,000   Lowe's Companies Inc................................................   18,687,500
  180,500   OfficeMax, Inc.+....................................................    4,444,812
                                                                                  -----------
                                                                                   26,369,812
                                                                                  -----------
            SOFTWARE AND SERVICES -- 5.8%
  100,000   First Data Corporation..............................................    4,787,500
  220,800   Microsoft Corporation+..............................................   13,882,800
  260,000   Oracle Systems Corporation+.........................................   10,725,000
  300,000   Sybase Inc.+........................................................   14,550,000
                                                                                  -----------
                                                                                   43,945,300
                                                                                  -----------
            TELECOMMUNICATION SYSTEMS AND SPECIALTY EQUIPMENT -- 1.7%
   69,000   Comcast Corporation, Class A, Special...............................    1,095,375
  400,000   General Instrument Corporation+.....................................   12,000,000
                                                                                  -----------
                                                                                   13,095,375
                                                                                  -----------
            TELEPHONE -- CABLE AND CELLULAR -- 2.1%
   85,000   Compania de Telefonos de Chile SA, ADR..............................    7,310,000
    7,770   Grupo Iusacell de C.V., SA, Series D, ADS+..........................      205,905
   18,130   Grupo Iusacell de C.V., SA, Series L, ADS+..........................      525,770
   90,000   NEXTEL Communications, Inc., Class A+...............................    1,597,500
  271,000   Tele-Communications Inc., Class A+..................................    6,402,375
                                                                                  -----------
                                                                                   16,041,550
                                                                                  -----------
            TOBACCO -- 0.7%
   90,000   Philip Morris Companies, Inc........................................    5,377,500
                                                                                  -----------
            TRANSPORTATION -- AIRLINES -- 1.2%
  415,200   Southwest Airlines Company..........................................    8,771,100
                                                                                  -----------
            TRANSPORTATION -- SURFACE -- 0.8%
  120,000   Burlington Northern Inc.............................................    5,850,000
                                                                                  -----------
            TOTAL COMMON STOCKS (Cost $608,236,316).............................  666,662,913
                                                                                  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Capital Growth Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

 PRINCIPAL                                                                               VALUE
  AMOUNT                                                                                (NOTE 1)
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 13.1% (Cost $99,062,000)
$99,062,000   Agreement with CS First Boston Corp., 5.650% dated 11/30/94 to be repurchased at $99,077,547 on 12/1/94, collateralized by,
              $101,290,962 market value of U.S. Treasury Bonds,
              8.875%-13.875%, having various maturities ranging from November,
              2009 through August, 2017..........................................     $ 99,062,000
                                                                                      ============
TOTAL INVESTMENTS (Cost $707,298,316*)...................................   101.4%     765,724,913
OTHER ASSETS AND LIABILITIES (NET).......................................    (1.4)     (10,788,007)
                                                                            -----     ------------
NET ASSETS...............................................................   100.0%    $754,936,906
                                                                            =====     ============

---------------

* Aggregate cost for Federal tax purposes is $707,578,816.

+ Non-income producing security.

  ABBREVIATIONS:

  ADR  American Depositary Receipt
  ADS  American Depositary Share

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Emerging Growth Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                     NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
 SHARES                                                                             (NOTE 1)
----------------------------------------------------------------------------------------------
COMMON STOCKS -- 90.9%
           APPAREL -- 1.0%
  72,300   Nautica Enterprises Inc.+............................................  $  2,060,550
                                                                                  ------------
           AUTOMOTIVE ACCESSORIES -- 0.4%
  33,000   APS Holdings Corporation, Class A+...................................       835,313
                                                                                  ------------
           BUSINESS EQUIPMENT AND PERIPHERALS -- 3.1%
 100,000   Danka Business Systems Plc, ADR......................................     2,012,500
  40,000   Tellabs, Inc.+.......................................................     1,910,000
  55,000   3Com Corporation+....................................................     2,392,500
                                                                                  ------------
                                                                                     6,315,000
                                                                                  ------------
           CHEMICALS -- SPECIALTY -- 1.5%
  35,000   Airgas Inc.+.........................................................       875,000
  60,100   Georgia Gulf Corporation+............................................     2,133,550
                                                                                  ------------
                                                                                     3,008,550
                                                                                  ------------
           COMPUTER MANUFACTURERS -- 4.8%
 133,000   EMC Corporation+.....................................................     2,992,500
  85,000   Stratus Computer Inc.+...............................................     3,176,875
 190,000   Western Digital Corporation+.........................................     3,515,000
                                                                                  ------------
                                                                                     9,684,375
                                                                                  ------------
           DIVERSIFIED HEALTHCARE -- 9.1%
  67,000   HealthCare COMPARE Corporation+......................................     1,984,875
 100,800   Health Management Association Inc., Class A+.........................     2,318,400
  17,000   Lam Research Corporation+............................................       718,250
  74,300   Manor Care Inc.......................................................     2,108,263
  79,400   Medaphis Corporation+................................................     3,116,450
 120,000   Mid-Atlantic Medical Services Inc.+..................................     2,775,000
  59,000   PhyCor Inc.+.........................................................     2,286,250
 100,000   Sierra Health Services+..............................................     3,075,000
                                                                                  ------------
                                                                                    18,382,488
                                                                                  ------------
           DRUGS -- 3.7%
  52,900   Forest Labs Inc., Class A+...........................................     2,479,688
  33,000   Mylan Labs...........................................................       948,750
  68,200   Teva Pharmaceutical Industries Ltd., ADR.............................     1,730,575
  87,500   Watson Pharmaceuticals Inc.+.........................................     2,231,250
                                                                                  ------------
                                                                                     7,390,263
                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Emerging Growth Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
 SHARES                                                                             (NOTE 1)
----------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           DRUGS -- MEDICAL SUPPLIES -- 1.6%
  58,000   STERIS Corporation+..................................................  $  1,798,000
  39,300   Stryker Corporation..................................................     1,444,275
                                                                                  ------------
                                                                                     3,242,275
                                                                                  ------------
           ELECTRICAL EQUIPMENT -- 1.3%
  30,000   KLA Instruments Corporation+.........................................     1,485,000
  20,000   Novellus Systems Inc.+...............................................     1,042,500
                                                                                  ------------
                                                                                     2,527,500
                                                                                  ------------
           ELECTRONIC COMPONENTS -- 9.6%
  59,000   Allen Group Inc......................................................     1,416,000
 141,000   Amphenol Corporation, Class A+.......................................     3,366,375
  91,000   Analog Devices Inc.+.................................................     3,014,375
  52,000   ANTEC Corporation+...................................................     1,332,500
 117,000   Cypress Semiconductor Corporation+...................................     2,500,875
  89,000   Gentex Corporation+..................................................     1,924,625
  25,000   LSI Logic Corporation+...............................................     1,068,750
  95,000   Scientific-Atlanta Inc...............................................     1,876,250
  61,000   Symbol Technologies, Inc.+...........................................     1,929,125
  30,700   Watkins-Johnson Company..............................................     1,013,100
                                                                                  ------------
                                                                                    19,441,975
                                                                                  ------------
           ENERGY EXPLORATION AND PRODUCTION -- 1.7%
  92,000   Pogo Producing Company...............................................     1,759,500
  20,700   Seagull Energy Corporation+..........................................       442,463
  62,300   Union Texas Petroleum Holdings Inc...................................     1,152,550
                                                                                  ------------
                                                                                     3,354,513
                                                                                  ------------
           ENTERTAINMENT -- 1.4%
 185,000   Acclaim Entertainment Inc.+..........................................     2,890,625
                                                                                  ------------
           FINANCE -- MISCELLANEOUS -- 2.2%
 117,100   Duff & Phelps Corporation............................................     1,302,737
  39,033   Duff & Phelps Credit Rating Company..................................       351,293
  95,000   T. Rowe Price & Associates...........................................     2,778,750
                                                                                  ------------
                                                                                     4,432,780
                                                                                  ------------
           INSURANCE -- 3.0%
  77,000   American Re Corporation+.............................................     1,992,375
  90,000   CMAC Investment Corporation..........................................     2,475,000
  61,100   PXRE Corporation.....................................................     1,588,600
                                                                                  ------------
                                                                                     6,055,975
                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Emerging Growth Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
 SHARES                                                                             (NOTE 1)
----------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           JEWELRY -- 0.4%
  52,000   Jostens Inc..........................................................  $    897,000
                                                                                  ------------
           LEISURE -- 0.9%
   6,110   National Gaming Corporation..........................................       102,342
  80,000   Players International Inc.+..........................................     1,620,000
                                                                                  ------------
                                                                                     1,722,342
                                                                                  ------------
           METALS -- 1.6%
  47,800   Allegheny Ludlum Corporation.........................................       908,200
  35,000   American Barrick Resources Corporation...............................       730,625
  77,400   Birmingham Steel Corporation.........................................     1,644,750
                                                                                  ------------
                                                                                     3,283,575
                                                                                  ------------
           PRODUCER GOODS -- MACHINERY -- 0.8%
  28,600   Clark Equipment Company+.............................................     1,576,575
                                                                                  ------------
           PUBLISHING -- 1.0%
  45,000   Houghton Mifflin Company.............................................     2,053,125
                                                                                  ------------
           REGIONAL BANKS/THRIFTS -- 3.7%
  70,000   Boatmen's Bancshares Inc.............................................     1,951,250
  30,500   Central Fidelity Banks Inc...........................................       808,250
  55,000   Crestar Financial Corporation........................................     2,103,750
  61,100   Cullen Frost Bankers Inc.............................................     1,924,650
  25,000   Mercantile Bancorporation Inc........................................       759,375
                                                                                  ------------
                                                                                     7,547,275
                                                                                  ------------
           RESTAURANTS AND LODGING -- 2.9%
  33,600   Brinker International Inc.+..........................................       571,200
  35,000   IHOP Corporation+....................................................       866,250
  97,000   MGM Grand Inc.+......................................................     2,400,750
  82,000   Outback Steakhouse Inc.+.............................................     2,111,500
                                                                                  ------------
                                                                                     5,949,700
                                                                                  ------------
           RETAIL -- SPECIALTY -- 10.4%
  77,000   AnnTaylor Stores Inc.+...............................................     2,887,500
 148,000   AutoZone Inc.+.......................................................     3,792,500
 175,000   Bombay Company+......................................................     1,859,375
  82,000   General Nutrition Companies Inc.+....................................     2,398,500
  98,000   Gymboree Corporation+................................................     2,989,000
  74,900   Pep Boys-Manny, Moe & Jack...........................................     2,424,888
  30,200   Sports Authority Inc.+...............................................       687,050
  49,300   Stein Mart Inc.+.....................................................       801,125

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Emerging Growth Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
 SHARES                                                                             (NOTE 1)
----------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           RETAIL -- SPECIALTY -- (CONTINUED)
  50,000   Sunglass Hut International Inc.+.....................................  $  2,162,500
  65,000   Whole Foods Market Inc.+.............................................       991,250
                                                                                  ------------
                                                                                    20,993,688
                                                                                  ------------
           SERVICES -- 8.4%
  67,200   Bolt Beranek & Newman Inc.+..........................................     1,335,600
  39,000   Catalina Marketing Corporation+......................................     2,086,500
  59,000   Envoy Corporation+...................................................     1,165,250
  84,000   Franklin Quest Company+..............................................     2,772,000
  79,000   Franklin Resources Inc...............................................     3,002,000
  61,100   Hospitality Franchise Systems Inc.+..................................     1,496,950
  60,000   JP Foodservice Inc.+.................................................       690,000
  86,000   Paging Network Inc.+.................................................     2,709,000
  51,000   Paychex, Inc.........................................................     1,823,250
                                                                                  ------------
                                                                                    17,080,550
                                                                                  ------------
           SOFTWARE AND SERVICES -- 9.3%
  40,000   Cabletron Systems Inc.+..............................................     1,900,000
  50,000   Cerner Corporation+..................................................     1,987,500
  23,000   Intuit Inc.+.........................................................     1,604,250
 109,900   MEDSTAT Group Inc.+..................................................     2,934,680
  79,000   Parametric Technology Corporation+...................................     2,745,250
   6,800   Shiva Corporation....................................................       210,800
  33,600   SunGard Data Systems Inc.+...........................................     1,293,600
  60,000   Sybase, Inc.+........................................................     2,910,000
 100,000   Teradyne Inc.+.......................................................     3,125,000
                                                                                  ------------
                                                                                    18,711,080
                                                                                  ------------
           TELECOMMUNICATION SYSTEMS AND SPECIALTY EQUIPMENT -- 4.9%
  84,000   ALC Communications Corporation+......................................     2,856,000
  75,000   Aspect Telecommunications Corporation+...............................     2,362,500
 128,000   ECI Telecom Limited..................................................     2,224,000
  35,000   Glenayre Technologies Inc.+..........................................     1,890,000
  20,000   Ortel Corporation+...................................................       520,000
                                                                                  ------------
                                                                                     9,852,500
                                                                                  ------------
           TEXTILES -- 0.7%
  60,000   Wellman Inc..........................................................     1,522,500
                                                                                  ------------
           TRANSPORTATION -- 1.5%
 123,000   TNT Freightways Corporation..........................................     3,059,625
                                                                                  ------------
           TOTAL COMMON STOCKS (Cost $173,280,191)..............................   183,871,717
                                                                                  ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Emerging Growth Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

 PRINCIPAL                                                                              VALUE
  AMOUNT                                                                               (NOTE 1)
-------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 10.0% (Cost $20,147,000)
              Agreement with CS First Boston Corporation, 5.650% dated
                11/30/94 to be repurchased at $20,150,162 on 12/1/94,
                collateralized by, $20,600,321 market value of U.S.
                Treasury Bonds, 8.875%-13.875%, having various maturities
                ranging
                from November, 2009 through August, 2017........................     $ 20,147,000
                                                                                     ============

TOTAL INVESTMENTS (Cost $193,427,191*).................................... 100.9%     204,018,717

OTHER ASSETS AND LIABILITIES (NET)........................................  (0.9)      (1,875,960)
                                                                           -----     ------------
NET ASSETS................................................................ 100.0%    $202,142,757
                                                                           =====     ============

---------------

* Aggregate cost for Federal tax purposes is $193,814,166.
+ Non-income producing security.

  ABBREVIATION:

  ADR  American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Balanced Assets Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                     NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
  SHARES                                                                            (NOTE 1)
----------------------------------------------------------------------------------------------
COMMON STOCKS -- 55.0%
             BEVERAGES -- 1.9%
    82,592   Coca-Cola Company..................................................  $  4,222,516
                                                                                  ------------
             BUILDING AND CONSTRUCTION -- 0.3%
    19,600   Grupo Tribasa SA ADS+..............................................       644,350
                                                                                  ------------
             BUSINESS EQUIPMENT AND PERIPHERALS -- 1.8%
    20,500   AMP Inc. ..........................................................     1,481,125
    50,588   Cabletron Systems Inc.+............................................     2,402,930
                                                                                  ------------
                                                                                     3,884,055
                                                                                  ------------
             CHEMICALS -- BASIC -- 5.7%
    74,012   Dow Chemical Company...............................................     4,736,768
    48,336   Eastman Chemical Company...........................................     2,277,834
    47,000   Imperial Chemical Industries Plc ADR...............................     2,244,250
    52,900   PPG Industries, Inc................................................     1,904,400
    50,000   Union Carbide Corporation..........................................     1,431,250
                                                                                  ------------
                                                                                    12,594,502
                                                                                  ------------
             CHEMICALS -- SPECIALTY -- 0.3%
    25,600   Morton International Industries....................................       704,000
                                                                                  ------------
             COMPUTER MANUFACTURERS -- 2.1%
    71,383   COMPAQ Computer Corporation........................................     2,792,860
    19,500   Hewlett Packard Company............................................     1,911,000
                                                                                  ------------
                                                                                     4,703,860
                                                                                  ------------
             DIVERSIFIED HEALTHCARE -- 2.6%
    22,379   Columbia/HCA Healthcare Corporation................................       847,605
   118,800   Humana Inc.........................................................     2,658,150
    29,673   United Heathcare Corporation.......................................     1,409,468
    18,900   U.S. Healthcare Inc................................................       845,775
                                                                                  ------------
                                                                                     5,760,998
                                                                                  ------------
             DRUGS -- 0.7%
    20,300   Schering-Plough Corporation........................................     1,519,963
                                                                                  ------------
             ELECTRICAL EQUIPMENT -- 3.3%
    28,514   Emerson Electric Company...........................................     1,682,326
   106,900   General Electric Company...........................................     4,917,400
    14,000   Johnson Controls Inc...............................................       679,000
                                                                                  ------------
                                                                                     7,278,726
                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Balanced Assets Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
  SHARES                                                                            (NOTE 1)
----------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
             ELECTRONIC COMPONENTS -- 7.8%
    78,022   Applied Materials Inc.+............................................  $  3,735,303
    87,400   Cisco Systems Inc.+................................................     2,818,650
    76,099   EMC Corporation+...................................................     1,712,227
    84,400   Intel Corporation..................................................     5,327,750
    65,100   Motorola, Inc......................................................     3,670,012
                                                                                  ------------
                                                                                    17,263,942
                                                                                  ------------
             FINANCE -- MISCELLANEOUS -- 1.5%
    27,300   First Data Corporation.............................................     1,306,988
    14,473   Morgan Stanley Group Inc...........................................       855,716
    89,300   Paine Webber Group Inc.............................................     1,216,712
                                                                                  ------------
                                                                                     3,379,416
                                                                                  ------------
             FOREIGN PETROLEUM -- 0.5%
     9,900   Royal Dutch Petroleum Company, ADR.................................     1,075,388
                                                                                  ------------
             HOUSEHOLD PRODUCTS -- 1.1%
    39,600   Procter & Gamble Company...........................................     2,475,000
                                                                                  ------------
             INDUSTRIAL CONGLOMERATES -- 0.6%
    24,800   Whirlpool Corporation..............................................     1,236,900
                                                                                  ------------
             INTERNATIONAL OIL -- DOMESTIC -- 0.8%
    13,513   Burlington Resources Inc...........................................       488,157
    50,300   Unocal Corporation.................................................     1,339,237
                                                                                  ------------
                                                                                     1,827,394
                                                                                  ------------
             INTERNATIONAL OIL -- MULTINATIONAL -- 1.6%
    12,119   Amoco Corporation..................................................       736,229
    18,800   Chevron Corporation................................................       820,150
    22,800   Mobil Corporation..................................................     1,943,700
                                                                                  ------------
                                                                                     3,500,079
                                                                                  ------------
             LIFE AND SPECIALTY INSURANCE -- 1.7%
    41,050   American International Group, Inc..................................     3,761,206
                                                                                  ------------
             LONG DISTANCE -- 1.0%
    46,300   AT&T Corporation...................................................     2,274,487
                                                                                  ------------
             MEDIA -- 0.4%
     9,673   Capital Cities/ABC Inc.............................................       790,768
                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Balanced Assets Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
  SHARES                                                                            (NOTE 1)
----------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
             METALS -- 1.6%
    67,966   Birmingham Steel Corporation.......................................  $  1,444,278
    39,900   Nucor Corporation..................................................     2,174,550
                                                                                  ------------
                                                                                     3,618,828
                                                                                  ------------
             PAPER AND FOREST PRODUCTS -- 2.2%
    49,980   Georgia-Pacific Corporation........................................     3,573,570
    34,100   Weyerhaeuser Company...............................................     1,308,587
                                                                                  ------------
                                                                                     4,882,157
                                                                                  ------------
             PRODUCER GOODS -- MACHINERY -- 2.4%
    32,936   Caterpillar Inc....................................................     1,778,544
    36,100   Dover Corporation..................................................     1,845,612
    37,600   Thermo Electron Corporation........................................     1,654,400
                                                                                  ------------
                                                                                     5,278,556
                                                                                  ------------
             REGIONAL BANKS/THRIFTS -- 1.7%
    41,000   Crestar Financial Corporation......................................     1,568,250
    66,240   Mellon Bank Corporation............................................     2,194,200
                                                                                  ------------
                                                                                     3,762,450
                                                                                  ------------
             RESTAURANTS AND LODGING -- 1.1%
    82,800   McDonald's Corporation.............................................     2,349,450
                                                                                  ------------
             RETAIL -- SPECIALTY -- 2.2%
    15,200   Home Depot Inc.....................................................       703,000
   109,800   Lowe's Companies Inc...............................................     4,103,775
                                                                                  ------------
                                                                                     4,806,775
                                                                                  ------------
             SOFTWARE AND SERVICES -- 4.2%
    87,392   Bay Networks Inc.+.................................................     2,239,420
    45,200   Microsoft Corporation+.............................................     2,841,950
    50,500   Oracle Systems Corporation+........................................     2,083,125
    45,200   Sybase Inc.+.......................................................     2,192,200
                                                                                  ------------
                                                                                     9,356,695
                                                                                  ------------
             TELECOMMUNICATION SYSTEMS AND SPECIALTY EQUIPMENT -- 1.4%
    14,200   Comcast Corporation, Class A, Special..............................       225,425
    95,100   General Instrument Corporation+....................................     2,853,000
                                                                                  ------------
                                                                                     3,078,425
                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Balanced Assets Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
  SHARES                                                                            (NOTE 1)
----------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
             TELEPHONE -- CABLE AND CELLULAR -- 1.2%
    18,100   Compania de Telefonos de Chile SA ADS..............................  $  1,556,600
    49,800   Tele-Communications Inc., Class A+.................................     1,176,525
                                                                                  ------------
                                                                                     2,733,125
                                                                                  ------------
             TOBACCO -- 0.6%
    21,895   Philip Morris Companies Inc........................................     1,308,226
                                                                                  ------------
             TRANSPORTATION -- AIRLINES -- 0.7%
    69,000   Southwest Airlines Company.........................................     1,457,625
                                                                                  ------------
             TOTAL COMMON STOCKS (Cost $116,975,344)............................   121,529,862
                                                                                  ============

PRINCIPAL
  AMOUNT
----------
ASSET-BACKED SECURITIES -- 3.0%
$2,180,682   Daimler-Benz, Vehicle Trust 94, Class A, 5.950% 12/15/2000.........     2,140,476
 1,605,801   EQCC, Home Equity Loan, Certificate 94-2, Class A, 6.350%
               06/15/2014.......................................................     1,580,711
 1,874,961   General Motors Acceptance Corporation, 94A Grantor Trust, Class A,
               6.300% 06/15/1999................................................     1,838,624
 1,129,318   Green Tree Financial Corporation, Class A, Variable Rate Note,
               6.55% 07/15/2019.................................................     1,102,497
                                                                                  ------------
             TOTAL ASSET-BACKED SECURITIES (Cost $6,780,972)....................     6,662,308
                                                                                  ============
CORPORATE BONDS AND NOTES -- 6.7%
             AUTOMOTIVE -- 2.1%
   750,000   Chrysler Financial Corporation, MTN, 7.190% 05/26/1998.............       724,950
 1,000,000   Chrysler Financial Corporation, MTN, 7.290% 07/07/1998.............       967,790
 1,000,000   Ford Motor Credit Company, MTN, 7.450% 07/12/1999..................       964,100
 2,000,000   Ford Credit Grantor Trust, 94B, Class A, MTN, 7.300% 10/15/1999....     1,988,120
                                                                                  ------------
                                                                                     4,644,960
                                                                                  ------------
             BANKING AND FINANCE -- 2.2%
 1,000,000   BanPonce Financial Corporation, MTN, 6.870% 08/23/1996.............       983,910
 1,000,000   Beneficial Corporation, MTN, 8.100% 11/23/1998.....................       993,630
 1,000,000   General Motors Acceptance Corporation, MTN, 6.375% 05/23/1996......       980,400
 1,000,000   General Motors Acceptance Corporation, MTN, 7.850% 03/05/1997......       993,710
 1,000,000   Union Bank Finland Ltd, New York, Note, 5.250% 06/15/1996..........       958,430
                                                                                  ------------
                                                                                     4,910,080
                                                                                  ------------
             CHEMICALS -- SPECIALITY -- 0.5%
 1,000,000   Grace (W.R.) and Company, MTN, 6.880% 06/23/1997...................       967,950
                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Balanced Assets Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

PRINCIPAL                                                                            VALUE
  AMOUNT                                                                            (NOTE 1)
----------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- (CONTINUED)
             INDUSTRIAL -- 0.9%
$1,000,000   B.A.T. Capital Corporation, MTN, 6.660% 03/22/2000++...............  $    920,600
 1,000,000   TKR Cable Inc., Debenture, 10.500% 10/30/2007......................     1,025,200
                                                                                  ------------
                                                                                     1,945,800
                                                                                  ------------
             PUBLISHING -- 0.6%
 1,400,000   News America Holding, Sr. Note, 7.500% 03/01/2000..................     1,318,604
                                                                                  ------------
             TRANSPORTATION -- AIRLINE -- 0.4%
 1,000,000   Quantas Airways Ltd., Sr. Note, 6.625% 06/30/1998++................       936,690
                                                                                  ------------
             TOTAL CORPORATE BONDS AND NOTES (Cost $15,340,738).................    14,724,084
                                                                                  ============
                                        MUNICIPAL BOND -- 0.8% (Cost $1,790,793)
 1,725,000   Pennsylvania Intergovernmental Note, 6.800% 06/15/2012.............     1,807,662
                                                                                  ============
FOREIGN BOND -- 0.5% (Cost $1,179,854)
 1,250,000   Skandia Capital, 6.000% 02/11/1998.................................     1,134,312
                                                                                  ============
MORTGAGE-BACKED SECURITIES -- 8.6%
             FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES -- 0.4%
 1,022,963   FHLMC Group #E0-0151, 7.500% 10/01/2007............................       981,083
                                                                                  ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES -- 4.0%
 2,300,000   Commitment to Purchase, 7.500% Balloon 09/08/2001**................     2,238,176
 4,600,000   Commitment to Purchase, 8.000% 05/01/2024**........................     4,398,750
 2,300,000   Commitment to Purchase, 7.500% 02/01/2024**........................     2,141,875
                                                                                  ------------
                                                                                     8,778,801
                                                                                  ------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
               CERTIFICATES -- 4.2%
 1,250,000   Commitment to Purchase, 30 yr., 8.000% 06/01/2024**................     1,188,275
 4,250,000   Commitment to Purchase, 8.500% 07/15/2024**........................     4,157,010
 1,250,000   Commitment to Purchase, 7.000% 03/01/2024**........................     1,111,325
 2,732,603   9.000% 01/15/2016-09/15/2019 (6 Pools).............................     2,752,951
                                                                                  ------------
                                                                                     9,209,561
                                                                                  ------------
             TOTAL MORTGAGE-BACKED SECURITIES (Cost $19,093,658)................    18,969,445
                                                                                  ============
U.S. TREASURY SECURITIES -- 22.3%
             U.S. TREASURY BONDS -- 5.7%
 5,700,000   8.875% 08/15/2017..................................................     6,139,983
 5,975,000   8.750% 08/15/2020..................................................     6,380,165
                                                                                  ------------
                                                                                    12,520,148
                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Balanced Assets Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

PRINCIPAL                                                                            VALUE
  AMOUNT                                                                            (NOTE 1)
----------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- (CONTINUED)
             U.S. TREASURY NOTES -- 16.6%
$  450,000   7.375% 05/15/1996..................................................  $    450,423
 3,400,000   4.375% 11/15/1996..................................................     3,213,544
10,620,000   6.000% 11/30/1997..................................................    10,153,676
 9,850,000   5.125% 04/30/1998..................................................     9,094,308
 2,850,000   8.875% 02/15/1999..................................................     2,962,204
 9,275,000   5.750% 08/15/2003..................................................     8,020,000
 3,000,000   7.875% 11/15/2004..................................................     2,992,020
                                                                                  ------------
                                                                                    36,886,175
                                                                                  ------------
             TOTAL U.S. TREASURY SECURITIES (Cost $51,811,614)..................    49,406,323
                                                                                  ============
REPURCHASE AGREEMENT -- 9.8% (Cost $21,589,000)
21,589,000   Agreement with CS First Boston Corporation, 5.650% dated 11/30/1994 to be repurchased at $ 21,592,388 on 12/01/1994, collateralized by, $22,074,767 market value of U.S. Treasury Bonds,
               8.875%-13.875% having various maturities ranging from November,
               2009 through August, 2017........................................    21,589,000
                                                                                  ============
TOTAL INVESTMENTS (Cost $234,561,973*).................................   106.7%   235,822,996
OTHER ASSETS AND LIABILITIES (NET).....................................    (6.7)   (14,871,407)
                                                                          -----   ------------
NET ASSETS.............................................................   100.0%  $220,951,589
                                                                          =====   ============

---------------

 * Aggregate cost for Federal tax purposes is $235,255,358.
** Security purchased on a when-issued or delayed delivery basis (Note 1).
 + Non-income producing security.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

ABBREVIATIONS:

ADR    American Depositary Receipt
ADS    American Depositary Share
MTN    Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Equity Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                     NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
 SHARES                                                                            (NOTE 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS -- 93.7%
           AEROSPACE AND DEFENSE -- 1.9%
  12,000   Boeing Company.......................................................  $   537,000
   2,000   General Dynamics Corporation.........................................       80,500
   2,300   Lockheed Corporation.................................................      158,125
   2,800   Loral Corporation....................................................      110,950
   3,100   Martin Marietta Corporation..........................................      134,463
   1,300   McDonnell Douglas Corporation........................................      181,350
   1,800   Northrop Grumman Corporation.........................................       73,125
   1,600   Ogden Corporation....................................................       31,600
   4,800   Raytheon Company.....................................................      301,800
   7,600   Rockwell International Corporation...................................      257,450
   2,900   Rowan Companies Inc.+................................................       19,212
   3,200   Textron Inc..........................................................      150,400
   5,500   Unisys Corporation+..................................................       51,563
   4,300   United Technologies Corporation......................................      251,550
                                                                                  -----------
                                                                                    2,339,088
                                                                                  -----------
           APPAREL AND TEXTILE -- 0.9%
   1,200   Armstrong World Industries Inc.......................................       48,000
     400   Brown Group Inc......................................................       12,700
   3,600   Charming Shoppes Inc.................................................       24,300
   5,300   Gap Inc..............................................................      186,825
   1,000   Hartmarx Corporation+................................................        5,375
  13,000   Limited Inc..........................................................      251,875
   2,900   Liz Claiborne Inc....................................................       65,613
   2,200   National Services Industries Inc.....................................       56,100
   2,600   Nike Inc., Class B...................................................      166,075
     400   Oshkosh B Gosh Inc., Class A.........................................        5,300
   3,300   Reebok International, Ltd............................................      126,637
   1,350   Russell Corporation..................................................       41,006
     500   Springs Industries Inc...............................................       18,563
   1,800   Stride Rite Corporation..............................................       22,275
   2,100   V F Corporation......................................................      101,850
                                                                                  -----------
                                                                                    1,132,494
                                                                                  -----------
           AUTOMOBILES -- 2.1%
  12,450   Chrysler Corporation.................................................      602,269
  35,100   Ford Motor Company...................................................      952,088
  26,250   General Motors Corporation...........................................    1,000,781
   1,320   Paccar, Inc..........................................................       54,780
                                                                                  -----------
                                                                                    2,609,918
                                                                                  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Equity Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
 SHARES                                                                            (NOTE 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           AUTOMOTIVE ACCESSORIES -- 0.6%
   3,100   Cooper Tire & Rubber Company.........................................  $    72,463
   3,400   Dana Corporation.....................................................       73,525
   2,800   Eaton Corporation....................................................      133,350
   2,100   Echlin Inc...........................................................       63,525
   4,225   Genuine Parts Company................................................      147,347
   5,230   Goodyear Tire & Rubber Company.......................................      177,166
   1,500   Snap On Tools Inc....................................................       47,250
                                                                                  -----------
                                                                                      714,626
                                                                                  -----------
           BEVERAGES -- 3.5%
   9,100   Anheuser Busch Companies, Inc........................................      447,038
   2,300   Brown-Forman Corporation, Class B....................................       68,713
  45,300   Coca-Cola Company....................................................    2,315,963
   1,500   Coors (Adolph) Company, Class B......................................       23,625
  27,400   PepsiCo Inc..........................................................      969,275
  13,200   Seagram Company, Ltd.................................................      384,450
   3,800   Whitman Corporation..................................................       60,325
                                                                                  -----------
                                                                                    4,269,389
                                                                                  -----------
           BUILDING AND CONSTRUCTION -- 0.3%
   3,000   Black & Decker Corporation...........................................       72,000
   1,200   Centex Corporation...................................................       24,450
   1,100   Foster Wheeler Corporation...........................................       31,488
   1,100   Kaufman & Broad Home Corporation.....................................       14,025
   5,500   Masco Corporation....................................................      122,375
     900   Pulte Corporation....................................................       18,113
   1,600   Stanley Works........................................................       57,200
                                                                                  -----------
                                                                                      339,651
                                                                                  -----------
           BUSINESS EQUIPMENT AND PERIPHERALS -- 1.7%
   2,000   Avery Dennison Corporation...........................................       64,500
   8,700   Cisco Systems Inc.+..................................................      280,575
   5,700   Donnelley (R.R.) & Sons Company......................................      163,163
  20,500   International Business Machines Corporation..........................    1,450,375
   5,700   Pitney Bowes Inc.....................................................      189,525
                                                                                  -----------
                                                                                    2,148,138
                                                                                  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Equity Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
 SHARES                                                                            (NOTE 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           CHEMICALS -- BASIC -- 1.3%
   3,775   Coastal Corporation+.................................................  $    97,206
   9,450   Dow Chemical Company.................................................      604,800
   2,987   Eastman Chemical Company.............................................      140,762
     400   First Mississippi Corporation........................................        8,850
   1,300   Hercules Inc.........................................................      148,688
   1,500   Owens Corning Fiberglass Corporation+................................       43,500
   1,700   Perkin Elmer Corporation.............................................       46,963
   7,200   PPG Industries, Inc..................................................      259,200
   2,300   Rohm & Haas Company..................................................      128,225
   5,600   Union Carbide Corporation............................................      160,300
                                                                                  -----------
                                                                                    1,638,494
                                                                                  -----------
           CHEMICALS -- SPECIALTY -- 1.5%
   4,000   Air Products & Chemicals Inc.........................................      177,500
   1,600   Bemis Inc............................................................       35,400
  11,650   Eastman Kodak Company................................................      531,531
   3,325   Engelhard Corporation................................................       73,150
   1,000   Goodrich (B.F.) Company..............................................       44,500
   3,300   Grace (W.R.) & Company...............................................      122,100
   2,400   Great Lakes Chemical Corporation.....................................      127,200
   4,200   Monsanto Company.....................................................      302,400
   5,100   Morton International Inc., Industries................................      140,250
   2,600   Nalco Chemical Company...............................................       84,500
   4,500   Praxair Inc..........................................................       91,125
   1,600   Sigma Aldrich Corporation............................................       55,400
                                                                                  -----------
                                                                                    1,785,056
                                                                                  -----------
           COMPUTER MANUFACTURERS -- 1.5%
   4,200   Apple Computer Inc...................................................      156,450
   9,400   COMPAQ Computer Corporation+.........................................      367,775
   1,000   Data General Corporation+............................................       10,750
   4,700   Digital Equipment Corporation+.......................................      159,800
   8,900   Hewlett Packard Company..............................................      872,200
   4,800   Honeywell Inc........................................................      140,400
   2,000   Parker Hannifin Corporation..........................................       87,750
                                                                                  -----------
                                                                                    1,795,125
                                                                                  -----------
           DIVERSIFIED HEALTHCARE -- 1.9%
   2,500   Becton Dickinson & Company...........................................      118,125
   3,000   Beverly Enterprises Inc.+............................................       42,375
  12,266   Columbia/HCA Healthcare Corporation..................................      464,575

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Equity Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
 SHARES                                                                            (NOTE 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           DIVERSIFIED HEALTHCARE -- (CONTINUED)
   1,300   Community Psychiatric Centers........................................  $    13,000
   2,000   Ecolab Inc...........................................................       40,750
   2,700   Mallinckrodt Group Inc...............................................       81,000
   2,200   Manor Care Inc.......................................................       62,425
   5,900   National Medical Enterprises Inc.....................................       83,338
   4,099   Pall Corporation.....................................................       72,757
  10,800   Pfizer Inc...........................................................      835,650
   5,700   United Healthcare Corporation........................................      270,750
   5,800   U.S. Healthcare Inc..................................................      259,550
                                                                                  -----------
                                                                                    2,344,295
                                                                                  -----------
           DOMESTIC PETROLEUM -- 2.8%
   2,100   Ashland Oil, Inc.....................................................       71,400
  22,800   Chevron Corporation..................................................      994,650
   1,700   Columbia Gas Systems Inc.+...........................................       41,863
   3,100   Consolidated Natural Gas Company.....................................      108,500
     700   Eastern Enterprises..................................................       17,850
   8,200   Enron Corporation....................................................      221,400
   2,700   ENSERCH Corporation..................................................       34,088
     700   Helmerich & Payne Inc................................................       19,600
   4,900   Homestake Mining Company.............................................       82,688
   1,900   Kerr McGee Corporation...............................................       89,775
   1,200   Louisiana Land & Exploration Company.................................       49,200
   1,800   McDermott International Inc..........................................       42,750
   4,600   Noram Energy Corporation.............................................       25,875
  11,200   Occidental Petroleum Corporation.....................................      219,800
   1,000   ONEOK Inc............................................................       17,250
   3,400   Oryx Energy Company..................................................       41,225
   2,800   Pacific Enterprises..................................................       59,850
   4,500   Panhandle Eastern Corporation........................................       95,063
   1,500   Pennzoil Company.....................................................       72,563
   1,200   Peoples Energy Corporation...........................................       29,400
   9,500   Phillips Petroleum Company...........................................      313,500
   8,700   Public Service Enterprise Group......................................      231,638
   2,900   Santa Fe Energy Resources............................................       24,288
   6,607   Santa Fe Pacific Corporation.........................................      110,667

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Equity Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
 SHARES                                                                            (NOTE 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           DOMESTIC PETROLEUM -- (CONTINUED)
   3,200   Sonat Inc............................................................  $    90,000
   3,600   Sun Company, Inc.....................................................      104,850
   1,400   Transco Energy Company...............................................       17,500
   1,900   Western Atlas Inc.+..................................................       82,888
   3,100   Williams Companies Inc...............................................       87,575
                                                                                  -----------
                                                                                    3,397,696
                                                                                  -----------
           DRUGS -- 3.3%
   2,300   ALZA Corporation+....................................................       44,275
  10,800   American Home Products Corporation...................................      703,350
  10,300   Lilly (Eli) & Company................................................      645,038
  44,100   Merck & Company Inc..................................................    1,642,725
   6,500   Schering-Plough Corporation..........................................      486,688
   6,000   Upjohn Company.......................................................      192,750
   4,700   Warner Lambert Company...............................................      363,662
                                                                                  -----------
                                                                                    4,078,488
                                                                                  -----------
           DRUGS -- MEDICAL SUPPLIES -- 2.5%
  28,800   Abbott Laboratories..................................................      918,000
   2,400   Allergan Inc.........................................................       72,300
   4,600   Amgen Inc.+..........................................................      268,525
   1,900   Bard (C.R.) Inc......................................................       49,400
   2,100   Bausch & Lomb Inc....................................................       70,088
  10,000   Baxter International Inc.............................................      257,500
   3,500   Biomet Inc.+.........................................................       42,875
  17,740   Bristol-Myers Squibb.................................................    1,024,485
   4,000   Medtronic Inc........................................................      212,000
   1,600   St. Jude Medical Inc.................................................       63,800
   2,100   United States Surgical Corporation...................................       45,675
                                                                                  -----------
                                                                                    3,024,648
                                                                                  -----------
           ELECTRIC UTILITIES -- NON-NUCLEAR -- 4.2%
   6,900   American Electric Power Inc..........................................      227,700
   5,000   Baltimore Gas & Electric Company.....................................      113,125
   5,300   Carolina Power & Light Company.......................................      141,775
   4,243   CINergy Corporation..................................................       94,406
   6,600   Central & South West Corporation.....................................      140,250
   8,300   Consolidated Edison Company New York Inc.............................      214,763
   5,600   Dominion Resources Inc...............................................      207,900
   7,300   Duke Power Company...................................................      297,475

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Equity Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
 SHARES                                                                            (NOTE 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           ELECTRIC UTILITIES -- NON-NUCLEAR -- (CONTINUED)
   8,500   Entergy Corporation, New.............................................  $   191,250
   6,100   FPL Group Inc........................................................      215,788
  33,600   GTE Corporation......................................................    1,029,000
   4,100   Maxus Energy Corporation+............................................       15,375
   5,600   Niagara Mohawk Power Corporation.....................................       77,700
   2,000   Nicor Inc............................................................       45,000
   2,200   Northern States Power Corporation....................................       99,275
   5,500   Ohio Edison Company..................................................      101,750
  15,700   Pacific Gas & Electric Company.......................................      374,838
   9,800   PacifiCorp...........................................................      181,300
   8,000   PECO Energy Company..................................................      193,000
  15,800   SCEcorp..............................................................      221,200
  23,000   Southern Company.....................................................      477,250
   8,200   Texas Utilities Company..............................................      267,525
   7,600   Unicom Corporation...................................................      177,650
   3,200   Union Electric Company...............................................      114,800
                                                                                  -----------
                                                                                    5,220,095
                                                                                  -----------
           ELECTRIC UTILITIES -- NUCLEAR -- 0.2%
   5,400   Detroit Edison Company...............................................      144,450
   4,300   Houston Industries Inc...............................................      146,200
                                                                                  -----------
                                                                                      290,650
                                                                                  -----------
           ELECTRICAL EQUIPMENT -- 3.9%
   3,500   Advanced Micro Devices Inc.+.........................................       88,375
   4,000   Cooper Industries Inc................................................      139,000
   8,000   Emerson Electric Company.............................................      472,000
  59,900   General Electric Company.............................................    2,755,400
   1,500   General Signal Corporation...........................................       48,375
   1,200   Johnson Controls Inc.................................................       58,200
     800   JWP Inc..............................................................            0
   3,600   Micron Technology, Inc...............................................      149,400
  14,900   Minnesota Mining & Manufacturing Company.............................      763,625
   2,000   Scientific Atlanta Inc...............................................       39,500
   1,400   Tektronix Inc........................................................       52,325
   1,700   Teledyne Inc.........................................................       29,325
  12,400   Westinghouse Electric Corporation....................................      158,100
                                                                                  -----------
                                                                                    4,753,625
                                                                                  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Equity Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
 SHARES                                                                            (NOTE 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           ELECTRONIC COMPONENTS -- 2.3%
   3,400   Amdahl Corporation...................................................  $    33,150
   3,700   AMP Inc..............................................................      267,325
   1,200   E-Systems Inc........................................................       43,950
   1,700   E.G. & G. Inc........................................................       25,075
   1,700   Grainger (W.W.) Inc..................................................       88,187
  14,700   Intel Corporation....................................................      927,938
  19,400   Motorola, Inc........................................................    1,093,675
   4,200   National Semiconductor Corporation+..................................       77,175
   3,159   Texas Instruments Inc................................................      238,505
     500   Thomas & Betts Corporation...........................................       33,125
     800   Zenith Electronics Corporation+......................................        9,800
                                                                                  -----------
                                                                                    2,837,905
                                                                                  -----------
           ENGINEERING AND CONSTRUCTION -- 0.2%
   3,100   Fluor Corporation....................................................      132,913
   3,900   Halliburton Company..................................................      136,013
                                                                                  -----------
                                                                                      268,926
                                                                                  -----------
           FINANCE -- SERVICES -- 2.4%
  17,400   American Express Company.............................................      515,475
   2,000   Beneficial Corporation...............................................       73,000
   5,968   Dean Witter, Discover & Company......................................      208,880
   3,700   Dow Jones & Company Inc..............................................      107,300
   6,300   Federal Home Loan Mortgage Corporation...............................      314,213
   9,500   Federal National Mortgage Association................................      675,688
   2,900   Household International Inc..........................................      111,650
   8,543   KeyCorp (New)........................................................      208,236
   5,900   MBNA Corporation.....................................................      139,388
   7,000   Merrill Lynch & Company Inc..........................................      266,000
  11,400   Norwest Corporation..................................................      247,950
   2,400   USF&G Corporation....................................................       32,700
                                                                                  -----------
                                                                                    2,900,480
                                                                                  -----------
           FOOD -- PACKAGED -- 3.6%
  11,926   Archer Daniels Midland Company.......................................      329,456
   4,800   Borden, Inc..........................................................       67,200
   8,200   Campbell Soup Company................................................      352,600
   8,900   ConAgra Inc..........................................................      274,788
   5,000   CPC International Inc................................................      256,250
   1,100   Fleming Companies Inc................................................       25,300

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Equity Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
 SHARES                                                                            (NOTE 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           FOOD -- PACKAGED -- (CONTINUED)
   5,600   General Mills Inc....................................................  $   301,000
   8,700   Heinz (H.J.) Company.................................................      316,463
   3,100   Hershey Foods Corporation............................................      144,925
   7,700   Kellogg Company......................................................      437,937
   3,600   Pet Inc., New........................................................       60,750
   3,000   Pioneer Hi-Bred International........................................      102,000
   2,300   Quaker Oats Company..................................................      140,012
   3,600   Ralston Purina Group.................................................      154,350
  16,700   Sara Lee Corporation.................................................      407,063
   6,700   Sysco Corporation....................................................      172,525
   5,700   Unilever N.V., ADR...................................................      636,263
   4,200   Wrigley, (Wm) Jr. Company............................................      196,350
                                                                                  -----------
                                                                                    4,375,232
                                                                                  -----------
           FOREIGN -- PETROLEUM -- 2.7%
  23,600   du Pont (E.I.) de Nemours & Company..................................    1,271,450
  18,900   Royal Dutch Petroleum Company, ADR...................................    2,053,013
                                                                                  -----------
                                                                                    3,324,463
                                                                                  -----------
           HEALTH AND BEAUTY -- 1.9%
   1,000   Alberto-Culver Company, Class B......................................       25,625
   2,400   Avon Products Inc....................................................      148,500
   3,000   Dial Corporation.....................................................       60,000
   7,700   Gillette Company.....................................................      565,950
   3,800   International Flavors & Fragrances Inc...............................      167,200
  22,800   Johnson & Johnson....................................................    1,216,950
   5,500   Newell Company.......................................................      118,250
                                                                                  -----------
                                                                                    2,302,475
                                                                                  -----------
           HOUSEHOLD PRODUCTS -- 2.0%
   1,900   Clorox Company.......................................................      110,675
   5,200   Colgate Palmolive Company............................................      312,000
   7,300   Corning Inc..........................................................      219,000
   3,800   Maytag Corporation...................................................       56,525
  24,000   Procter & Gamble Company.............................................    1,500,000
   5,800   Rubbermaid Inc.......................................................      156,600
   2,550   Whirlpool Corporation................................................      127,181
                                                                                  -----------
                                                                                    2,481,981
                                                                                  -----------
           IMAGING -- 0.0%
   1,734   Polaroid Corporation.................................................       54,404
                                                                                  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Equity Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
 SHARES                                                                            (NOTE 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           INDUSTRIAL CONGLOMERATES -- 0.9%
   1,800   Alco Standard Corporation............................................  $   100,800
  10,200   AlliedSignal Inc.....................................................      332,775
   1,000   Ball Corporation.....................................................       28,125
   4,000   Illinois Tool Works Inc..............................................      162,000
   4,100   ITT Corporation......................................................      326,463
   2,300   TRW Inc..............................................................      146,050
                                                                                  -----------
                                                                                    1,096,213
                                                                                  -----------
           INSURANCE -- 1.1%
   1,000   Alexander & Alexander Services Inc...................................       18,875
   3,200   Chubb Corporation....................................................      224,800
   2,300   CIGNA Corporation....................................................      145,763
   1,800   Jefferson-Pilot Corporation..........................................       91,125
   2,600   Marsh & McLennan Companies Inc.......................................      187,525
   3,500   Providian Corporation................................................      105,875
   3,100   St. Paul Companies Inc...............................................      127,875
   2,500   Torchmark Corporation................................................       82,813
  10,899   Travelers Inc. (New).................................................      358,305
                                                                                  -----------
                                                                                    1,342,956
                                                                                  -----------
           INTERNATIONAL OIL -- DOMESTIC -- 0.4%
   3,300   Amerada Hess Corporation.............................................      150,150
   8,300   Unocal Corporation...................................................      220,988
  10,000   USX-Marathon Group...................................................      180,000
                                                                                  -----------
                                                                                      551,138
                                                                                  -----------
           INTERNATIONAL OIL -- MULTINATIONAL -- 4.9%
  17,600   Amoco Corporation....................................................    1,069,200
   5,700   Atlantic Richfield Company...........................................      589,950
  43,250   Exxon Corporation....................................................    2,611,219
  14,000   Mobil Corporation....................................................    1,193,500
   9,100   Texaco Inc...........................................................      565,337
                                                                                  -----------
                                                                                    6,029,206
                                                                                  -----------
           LEISURE -- 1.7%
   1,300   Bally Entertainment Corporation+.....................................        7,638
   3,500   Brunswick Corporation................................................       60,375
  18,900   Disney (Walt) Company................................................      824,513
   1,500   Fleetwood Enterprises Inc............................................       29,438
   3,100   Hasbro Inc...........................................................       91,450
   6,256   Mattel Inc...........................................................      167,348

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Equity Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
 SHARES                                                                            (NOTE 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           LEISURE -- (CONTINUED)
     400   Skyline Corporation..................................................  $     7,400
  13,100   Time Warner Inc......................................................      442,125
  12,131   Viacom Inc., Class B+................................................      467,044
     300   Zurn Industries Inc..................................................        5,250
                                                                                  -----------
                                                                                    2,102,581
                                                                                  -----------
           LIFE AND SPECIALTY INSURANCE -- 1.8%
   4,100   Aetna Life & Casualty Company........................................      183,475
   7,200   American General Corporation.........................................      189,000
  11,037   American International Group, Inc....................................    1,011,265
   2,000   Continental Corporation..............................................       29,000
   3,100   General Re Corporation...............................................      363,863
   3,300   Lincoln National Corporation.........................................      128,288
   2,100   SAFECO Corporation...................................................      103,294
   2,800   Transamerica Corporation.............................................      132,650
   2,600   UNUM Corporation.....................................................       94,900
     900   USLIFE Corporation...................................................       29,025
                                                                                  -----------
                                                                                    2,264,760
                                                                                  -----------
           LONG DISTANCE -- 2.5%
  55,077   AT&T Corporation.....................................................    2,705,658
  11,700   Sprint Corporation...................................................      349,538
                                                                                  -----------
                                                                                    3,055,196
                                                                                  -----------
           MEDIA -- 1.5%
   5,400   Capital Cities/ABC Inc...............................................      441,450
   2,000   CBS Inc..............................................................      111,000
   5,680   Dun & Bradstreet Corporation.........................................      300,330
   5,400   Gannett Inc..........................................................      255,825
   1,200   Handleman Company....................................................       13,800
   2,500   Interpublic Group Companies Inc......................................       79,063
   1,450   King World Productions Inc.+.........................................       50,569
   1,600   Knight-Ridder Inc....................................................       77,000
   1,600   McGraw-Hill Inc......................................................      108,600
     400   Meredith Corporation.................................................       19,250
   3,300   New York Times Company, Class A......................................       78,375
   4,700   Times Mirror Company.................................................      145,113
   2,100   Tribune Company......................................................      105,263
                                                                                  -----------
                                                                                    1,785,638
                                                                                  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Equity Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
 SHARES                                                                            (NOTE 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           METALS -- 1.7%
   8,650   Alcan Aluminum Ltd...................................................  $   214,087
   2,900   Aluminum Company of America..........................................      236,712
  11,100   American Barrick Resource Corporation................................      231,713
   2,800   Armco Inc.+..........................................................       17,150
   1,300   ASARCO Inc...........................................................       35,588
   3,500   Bethlehem Steel Corporation+.........................................       62,125
   3,200   Crown Cork & Seal Inc.+..............................................      120,800
   3,250   Cyprus Amax Minerals Company.........................................       81,250
   3,600   Echo Bay Mines Ltd...................................................       37,350
   3,800   Inco Ltd.............................................................      104,500
   1,700   Inland Steet Industries Inc..........................................       55,675
   2,796   Newmont Mining Corporation...........................................      102,404
   3,000   Nucor Corporation....................................................      163,500
   2,500   Phelps Dodge Corporation.............................................      143,125
   8,500   Placer Dome Inc......................................................      159,375
   2,100   Reynolds Metals Company..............................................       98,962
   4,964   Santa Fe Pacific Gold Corporation+...................................       62,670
   1,100   Timken Company.......................................................       35,475
   2,620   USX-U.S. Steel Group.................................................       90,063
   2,725   Worthington Industries Inc...........................................       54,500
                                                                                  -----------
                                                                                    2,107,024
                                                                                  -----------
           MONEY CENTER BANKS -- 1.4%
   3,100   Bankers Trust N.Y. Corporation.......................................      183,675
   7,100   Chase Manhattan Corporation..........................................      253,825
   9,090   Chemical Banking Corporation.........................................      330,649
  14,800   Citicorp+............................................................      616,050
   3,700   First Chicago Corporation............................................      172,050
   6,000   National City Corporation............................................      150,750
                                                                                  -----------
                                                                                    1,706,999
                                                                                  -----------
           OIL SERVICES AND EQUIPMENT -- 0.5%
   5,000   Baker Hughes Inc.....................................................       90,000
   5,500   Dresser Industries Inc...............................................      110,000
   8,400   Schlumberger Ltd.....................................................      446,250
                                                                                  -----------
                                                                                      646,250
                                                                                  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Equity Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
 SHARES                                                                            (NOTE 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           OTHER -- 0.2%
   1,700   Jostens, Inc.........................................................  $    29,325
   1,000   National Education Corporation.......................................        4,125
   2,750   Service Corporation International....................................       70,469
   3,300   Sherwin Williams Company.............................................      101,475
                                                                                  -----------
                                                                                      205,394
                                                                                  -----------
           PAPER AND FOREST PRODUCTS -- 2.1%
   2,400   American Greetings Corporation, Class A..............................       66,600
     312   Bassett Furniture Industries Inc.....................................        8,892
   1,200   Boise Cascade Corporation............................................       29,100
   4,700   Burlington Resources Inc.............................................      168,025
   3,400   Champion International Corporation...................................      118,150
   3,300   Deluxe Corporation...................................................       91,575
   1,300   Federal Paper Board Inc..............................................       35,263
   3,200   Georgia-Pacific Corporation..........................................      228,800
   1,300   Harland (John H.) Company............................................       25,675
   1,000   Harnischfeger Industries Inc.........................................       26,625
   4,400   International Paper Company..........................................      314,600
   3,050   James River Corporation..............................................       64,431
   5,900   Kimberly Clark Corporation...........................................      295,738
   4,000   Louisiana Pacific Corporation........................................      112,000
   1,900   Mead Corporation.....................................................       86,925
   3,200   Moore Corporation Ltd................................................       54,800
   1,100   Potlatch Corporation.................................................       41,250
   2,500   Scott Paper Company..................................................      163,125
   2,332   Stone Container Corporation..........................................       38,186
   1,900   Temple-Inland Inc....................................................       85,262
   2,450   Union Camp Corporation...............................................      113,619
   2,575   Westvaco Corporation.................................................       88,516
   7,150   Weyerhaeuser Company.................................................      274,381
                                                                                  -----------
                                                                                    2,531,538
                                                                                  -----------
           PLASTICS -- 0.1%
   2,700   Premark International Inc............................................      122,850
   1,200   Raychem Corporation..................................................       41,550
                                                                                  -----------
                                                                                      164,400
                                                                                  -----------
           PRODUCER GOODS -- MACHINERY -- 1.2%
   1,200   Briggs & Stratton Corporation........................................       40,200
   7,000   Caterpillar Inc......................................................      378,000
   1,000   Cincinnati Milacron Inc..............................................       23,875
     600   Clark Equipment Company+.............................................       33,075

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Equity Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
 SHARES                                                                            (NOTE 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           PRODUCER GOODS -- MACHINERY -- (CONTINUED)
   1,100   Crane Company........................................................  $    28,600
   1,000   Cummins Engine Inc...................................................       43,500
   3,100   Deere & Company......................................................      199,175
   2,100   Dover Corporation....................................................      107,363
   1,300   FMC Corporation, New+................................................       75,725
   1,400   Giddings & Lewis Inc.................................................       19,950
   3,700   Ingersoll Rand Company...............................................      119,325
   1,000   Morrison Knudsen Corporation.........................................       14,750
     300   Nacco Industries Inc., Class A.......................................       15,637
     500   Outboard Marine Corporation..........................................        9,313
     400   SPX Corporation......................................................        6,200
   5,800   Tenneco Inc..........................................................      225,475
   1,300   Trinova Corporation..................................................       38,513
   1,500   Varity Corporation+..................................................       55,875
                                                                                  -----------
                                                                                    1,434,551
                                                                                  -----------
           REGIONAL BANKS/THRIFTS -- 3.6%
   4,100   Ahmanson (H.F.) & Company............................................       68,163
  13,466   Banc One Corporation.................................................      361,899
   3,700   Bank of Boston Corporation...........................................       98,975
  12,892   BankAmerica Corporation..............................................      528,572
   3,550   Barnett Banks Inc....................................................      139,781
   4,400   Boatmen's Bancshares Inc.............................................      122,650
   4,600   CoreStates Financial Corporation.....................................      113,850
   2,900   First Fidelity Bancorporation........................................      130,500
   3,700   First Interstate Bancorp.............................................      260,850
   6,200   First Union Corporation..............................................      247,225
   5,800   Fleet Financial Group Inc............................................      180,525
   2,100   Golden West Financial Corporation....................................       73,500
   4,550   Great Western Financial Corporation..................................       77,350
   5,700   Mellon Bank Corporation..............................................      188,813
   7,000   Morgan (J.P.) & Company Inc..........................................      411,250
   6,450   NBD Bancorp Inc......................................................      174,956
   8,400   PNC Bank Corporation.................................................      174,300
   3,900   Salomon Inc..........................................................      141,375
   4,100   Shawmut National Corporation.........................................       72,775
   5,200   SunTrust Banks Inc...................................................      245,050
   4,050   U.S. Bancorp.........................................................       93,150
   7,100   Wachovia Corporation.................................................      231,638
   2,200   Wells Fargo & Company................................................      317,900
                                                                                  -----------
                                                                                    4,455,047
                                                                                  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Equity Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
 SHARES                                                                            (NOTE 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           RESTAURANTS AND LODGING -- 0.9%
   1,700   Hilton Hotels Corporation............................................  $   118,150
     750   Luby's Cafeterias Inc................................................       16,500
   4,000   Marriott International Inc...........................................      105,000
  25,100   McDonald's Corporation...............................................      712,213
   3,350   Promus Companies Inc.+...............................................       92,963
   1,700   Ryans Family Steak Houses Inc.+......................................       11,900
   1,500   Shoneys Inc.+........................................................       20,625
   4,300   Wendy's International Inc............................................       60,200
                                                                                  -----------
                                                                                    1,137,551
                                                                                  -----------
           RETAIL -- FOOD AND DRUGS -- 0.7%
   9,300   Albertsons Inc.......................................................      267,375
   4,900   American Stores Company..............................................      129,238
   2,400   Bruno's, Inc.........................................................       21,000
   2,200   Giant Food Inc., Class A.............................................       49,225
   1,300   Great Atlantic & Pacific Tea Inc.....................................       28,925
   3,300   Kroger Company+......................................................       79,613
     500   Longs Drug Stores Corporation........................................       15,688
   3,100   Rite Aid Corporation.................................................       70,138
   2,500   Supervalu Inc........................................................       61,250
   2,400   Winn-Dixie Stores Inc................................................      120,900
                                                                                  -----------
                                                                                      843,352
                                                                                  -----------
           RETAIL -- MAJOR -- 2.8%
   3,400   Harcourt General Inc.................................................      121,975
  14,300   K Mart Corporation...................................................      207,350
   1,200   Mercantile Stores Inc................................................       48,600
   8,100   Penney (J.C.) Inc....................................................      372,600
  12,600   Sears, Roebuck & Company.............................................      595,350
  80,200   Wal-Mart Stores Inc..................................................    1,854,625
   4,600   Walgreen Company.....................................................      190,900
   4,700   Woolworth Corporation................................................       66,387
                                                                                  -----------
                                                                                    3,457,787
                                                                                  -----------
           RETAIL -- SPECIALTY -- 2.1%
   3,700   Circuit City Stores Inc..............................................       91,113
   2,300   Dayton Hudson Corporation............................................      187,738
   3,900   Dillard Department Stores Inc., Class A..............................      109,687
  15,472   Home Depot Inc.......................................................      715,580
   5,600   Lowe's Companies Inc.................................................      209,300
   8,900   May Department Stores Company........................................      322,625
   3,600   Melville Corporation.................................................      113,400

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Equity Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
 SHARES                                                                            (NOTE 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           RETAIL -- SPECIALTY -- (CONTINUED)
   2,700   Nordstrom Inc........................................................  $   130,275
   2,000   Pep Boys Manny, Moe & Jack...........................................       64,750
   7,204   Price/Costco Inc.+...................................................      110,762
   2,200   Tandy Corporation....................................................      101,475
   2,400   TJX Companies Inc....................................................       36,300
  10,387   Toys R Us Inc.+......................................................      380,424
                                                                                  -----------
                                                                                    2,573,429
                                                                                  -----------
           SOFTWARE AND SERVICES -- 3.0%
   1,400   Autodesk Inc.........................................................       52,675
   5,100   Automatic Data Processing Inc........................................      284,962
   3,800   Block (H & R) Inc....................................................      131,575
   1,600   Ceridian Corporation+................................................       40,000
   5,800   Computer Associates International Inc................................      263,900
   1,600   Computer Sciences Corporation+.......................................       73,800
     800   Cray Research Inc.+..................................................       14,700
   3,900   First Data Corporation...............................................      186,713
   1,300   Intergraph Corporation+..............................................       10,238
   1,600   Lotus Development Corporation........................................       71,600
  20,300   Microsoft Corporation+...............................................    1,276,362
   1,000   Millipore Corporation................................................       47,875
  12,800   Novell Inc.+.........................................................      254,400
  10,100   Oracle Systems Corporation+..........................................      416,625
     800   Shared Medical Systems Corporation...................................       24,100
   3,300   Sun Microsystems Inc.+...............................................      110,550
   3,800   Tandem Computers Inc.+...............................................       64,600
   3,500   Xerox Corporation....................................................      343,875
                                                                                  -----------
                                                                                    3,668,550
                                                                                  -----------
           TELECOMMUNICATION SYSTEMS AND SPECIAL EQUIPMENT -- 1.2%
  16,800   AirTouch Communications+.............................................      455,700
   1,150   Andrew Corporation+..................................................       56,063
   7,850   Comcast Corporation, Class A.........................................      124,619
   3,500   DSC Communications Corporation+......................................      109,374
   1,300   Harris Corporation...................................................       53,300
     300   M/A-Com, Inc.+.......................................................        1,875
  22,700   MCI Communications Corporation.......................................      442,650
   8,900   Northern Telecommunications, Ltd.....................................      284,800
                                                                                  -----------
                                                                                    1,528,381
                                                                                  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Equity Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
 SHARES                                                                            (NOTE 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           TELEPHONE -- BELL REGIONAL -- 3.3%
  15,100   Bell Atlantic Corporation............................................  $   756,857
  17,650   BellSouth Corporation................................................      915,593
  14,700   NYNEX Corporation....................................................      553,088
  14,600   Pacific Telesis Group................................................      423,400
  21,000   Southwestern Bell Corporation........................................      868,875
  15,500   U S West Inc.........................................................      546,375
                                                                                  -----------
                                                                                    4,064,188
                                                                                  -----------
           TELEPHONE -- CABLE AND CELLULAR -- 1.1%
  19,200   Ameritech Corporation................................................      758,400
  20,700   Tele-Communications Inc., Class A+...................................      489,037
   2,800   Tyco International Ltd...............................................      128,800
                                                                                  -----------
                                                                                    1,376,237
                                                                                  -----------
           TOBACCO -- 1.8%
   6,700   American Brands Inc..................................................      237,013
  30,600   Philip Morris Companies Inc..........................................    1,828,350
   6,800   UST Inc..............................................................      187,850
                                                                                  -----------
                                                                                    2,253,213
                                                                                  -----------
           TRANSPORTATION -- AIRLINES -- 0.3%
   2,600   AMR Corporation+.....................................................      131,950
   1,800   Delta Air Lines Inc..................................................       90,225
   5,500   Southwest Airlines Company...........................................      116,188
   1,800   USAir Group Inc......................................................        8,775
                                                                                  -----------
                                                                                      347,138
                                                                                  -----------
           TRANSPORTATION -- SURFACE -- 1.2%
   3,100   Burlington Northern Inc..............................................      151,125
   2,700   Conrail Inc..........................................................      140,400
   1,700   Consolidated Freightways Inc.+.......................................       32,938
   3,600   CSX Corporation......................................................      250,200
   1,900   Federal Express Corporation+.........................................      108,063
   2,190   Navistar International Corporation+..................................       28,744
   5,000   Norfolk Southern Corporation.........................................      302,500
   1,400   Pittston Services Group..............................................       33,250
   1,300   Roadway Services Inc.................................................       65,650
   3,000   Ryder Systems Inc....................................................       64,875
   7,000   Union Pacific Corporation............................................      325,500
   1,000   Yellow Corporation...................................................       19,625
                                                                                  -----------
                                                                                    1,522,870
                                                                                  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Equity Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
 SHARES                                                                            (NOTE 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           WASTE MANAGEMENT -- (CONTINUED)
           WASTE MANAGEMENT -- 0.5%
   6,200   Browning-Ferris Industries Inc....................................... $    167,400
   1,900   Rollins Environmental Services Inc...................................        9,025
   1,950   Safety-Kleen Corporation.............................................       28,275
  17,500   WMX Technologies Inc.................................................      450,625
                                                                                 ------------
                                                                                      655,325
                                                                                 ------------
           TOTAL COMMON STOCKS (Cost $118,508,144)..............................  115,334,254
                                                                                 ============
COMMON STOCK RIGHTS -- 0.0% (Cost $11,413)
   8,300   Viacom Inc., Variable Common Rights, expire 09/29/1995+..............       12,450
                                                                                 ============
COMMON STOCK WARRANTS -- 0.0% (Cost $0)
      45   Shawmut National Corporation Warrants, expire 01/18/1996+............          118
                                                                                 ============

PRINCIPAL
 AMOUNT
--------
U.S. TREASURY BILLS -- 0.3%
$300,000   5.080% 02/02/1995++..................................................      297,333
 100,000   5.350% 02/16/1995++..................................................       98,855
                                                                                 ------------
           TOTAL U.S. TREASURY BILLS (Cost $396,188)............................      396,188
                                                                                 ============
REPURCHASE AGREEMENT -- 5.7% (Cost $7,039,000)
7,039,000  Agreement with CS First Boston Corporation, 5.650% dated 11/30/1994 to be repurchased at $7,040,105 on 12/01/1994, collaterized by,
             $7,197,382 market value of U.S. Treasury Bonds, 8.875%-13.875%, having various maturities ranging from November, 2009 through
             August, 2017.......................................................    7,039,000
                                                                                 ------------
TOTAL INVESTMENTS (Cost $125,954,745*).............................     99.7%     122,782,010
                                                                                 ------------
OTHER ASSETS AND LIABILITIES (NET).................................      0.3          364,744
                                                                       -----     ------------
NET ASSETS.........................................................    100.0%    $123,146,754
                                                                       =====     ============

                                                                                  UNREALIZED
NUMBER OF                                                                        APPRECIATION
CONTRACTS                                                                       (DEPRECIATION)
---------                                                                       --------------
FUTURES CONTRACTS -- LONG POSITION
    31      S&P 500 Index Futures, December 1994......................               (175,850)
     1      S&P 500 Index Futures, March 1995.........................                    175
                                                                                 ------------
            TOTAL FUTURES CONTRACTS -- LONG POSITION..................               (175,675)
                                                                                 ============

---------------
 * Aggregate cost for Federal tax purposes is $126,308,550.
 + Non-income producing security.
++ Security segregated as collateral for Futures Contracts.

   ABBREVIATION:
   ADR  American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Special Equity Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                     NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
 SHARES                                                                            (NOTE 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS -- 83.9%
            BUSINESS EQUIPMENT AND PERIPHERALS -- 1.7%
    2,950   Corporate Express Inc.+.............................................  $    62,687
    3,000   ENCAD Inc.+.........................................................       52,500
    4,200   Medar Inc.+.........................................................       56,700
                                                                                  -----------
                                                                                      171,887
                                                                                  -----------
            CHEMICALS -- 3.6%
    2,500   Betz Laboratories Inc...............................................      111,875
    3,000   Ethyl Corporation...................................................       30,750
    3,500   Geon Company........................................................       91,438
    4,800   Mississippi Chemical Corporation+...................................       72,600
    6,000   Rexene Corporation+.................................................       67,500
                                                                                  -----------
                                                                                      374,163
                                                                                  -----------
            COMPUTER/COMPUTER COMPONENTS -- 6.7%
   10,500   Computer Horizons Corporation.......................................      152,250
      900   FORE System Inc.+...................................................       49,725
    4,500   Gateway 2000 Inc.+..................................................       98,437
    2,900   LSI Logic Corporation+..............................................      123,975
    3,000   Microchip Technology Inc.+..........................................       89,250
    7,500   Radius Inc.+........................................................       71,250
    1,000   Tower Semiconductor Ltd.+...........................................       13,250
    1,500   Xilinx Inc.+........................................................       87,750
                                                                                  -----------
                                                                                      685,887
                                                                                  -----------
            DIVERSIFIED HEALTHCARE -- 7.7%
    4,100   Community Health Systems Inc.+......................................      100,450
    3,000   HBO & Company.......................................................       94,875
    7,000   Horizon Healthcare Corporation+.....................................      186,375
    3,000   Lincare Holdings Inc.+..............................................       81,750
    6,000   OrNda Health Corporation+...........................................       78,000
    6,600   Quorum Health Group Inc.+...........................................      120,450
    3,100   TheraTx Inc.+.......................................................       68,975
    1,900   Value Health Inc.+..................................................       70,063
                                                                                  -----------
                                                                                      800,938
                                                                                  -----------
            DRUGS -- MEDICAL SUPPLIES -- 3.6%
    3,000   Airgas Inc.+........................................................       75,000
    3,625   Cardinal Health Inc.................................................      164,938
    1,600   Gulf South Medical Supply Inc.+.....................................       48,000
    6,000   Owens & Minor Inc...................................................       90,750
                                                                                  -----------
                                                                                      378,688
                                                                                  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Special Equity Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
 SHARES                                                                            (NOTE 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
            ELECTRONIC COMPONENTS -- 6.7%
    2,300   Analog Devices Inc.+................................................  $    76,188
    3,300   Atmel Corporation+..................................................      112,200
    4,550   Exide Corporation...................................................      220,675
   14,200   LTX Corporation+....................................................       63,900
    5,000   Microtest Inc.......................................................       91,250
    6,700   Quad Systems Corporation............................................       73,700
    1,500   Teleflex Inc........................................................       53,437
                                                                                  -----------
                                                                                      691,350
                                                                                  -----------
            ENTERTAINMENT -- 1.7%
    3,500   Acclaim Entertainment Inc.+.........................................       54,688
    4,350   Cannondale Corporation+.............................................       54,919
    3,000   Electronic Arts+....................................................       59,625
      550   National Gaming Corporation.........................................        9,213
                                                                                  -----------
                                                                                      178,445
                                                                                  -----------
            FINANCIAL SERVICES -- 3.2%
    5,000   Eagle Financial Corporation.........................................       67,500
    5,000   Fair Issac and Company, Inc.........................................      210,625
    3,600   Waterhouse Investor Services Inc....................................       51,300
                                                                                  -----------
                                                                                      329,425
                                                                                  -----------
            FOOD PRODUCTS -- 0.5%
    2,800   Ralcorp Holdings Inc.+..............................................       57,050
                                                                                  -----------
            MEDIA -- 0.1%
      700   Young Broadcasting Inc., Class A+...................................       12,250
                                                                                  -----------
            MEDICAL EQUIPMENT -- 3.9%
    3,500   Boston Scientific Corporation+......................................       56,000
    2,100   Diagnostic Products Corporation.....................................       45,675
    1,000   Isolyser Inc.+......................................................       17,000
      400   Medrad Inc.+........................................................        6,400
    3,000   SciMed Life Systems Inc.+...........................................      146,625
    6,200   U.S. Surgical Corporation...........................................      134,850
                                                                                  -----------
                                                                                      406,550
                                                                                  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Special Equity Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
 SHARES                                                                            (NOTE 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
            OIL -- 2.8%
    3,700   B. J. Services Company+.............................................  $    68,450
    5,500   Noble Drilling Corporation+.........................................       34,031
    5,200   Oceaneering International Inc.+.....................................       61,100
    7,000   Total Petroleum N.A. Limited........................................       89,250
    2,500   Western Company N.A.+...............................................       42,500
                                                                                  -----------
                                                                                      295,331
                                                                                  -----------
            PAPER PRODUCTS -- 0.5%
    3,000   Stone Container Corporation+........................................       49,125
                                                                                  -----------
            REGIONAL BANKS/THRIFTS -- 2.6%
    5,000   Mercantile Bankshares Corporation...................................      101,875
    6,800   North Fork Bancorporation...........................................       95,200
    7,500   Sovereign Bancorporation Inc........................................       71,250
                                                                                  -----------
                                                                                      268,325
                                                                                  -----------
            RETAIL -- 7.9%
    1,500   Carson Pirie Scott and Company......................................       28,125
    6,000   Consolidated Stores Corporation+....................................      105,000
    4,200   Dollar General Corporation..........................................      123,900
    3,000   General Nutrition Companies, Inc.+..................................       87,750
    4,000   Movie Gallery Inc.+.................................................      104,500
    5,500   OfficeMax Inc.......................................................      135,438
    5,200   Revco D.S. Inc.+....................................................      117,000
      700   Sports Authority Inc.+..............................................       15,925
    3,900   Starbucks Corporation+..............................................      104,569
                                                                                  -----------
                                                                                      822,207
                                                                                  -----------
            SERVICES -- 3.7%
    5,000   ABR Information Services, Inc.......................................       82,500
    3,000   Gartner Group Inc., Class A+........................................      102,000
    5,500   Hospitality Franchise Systems Inc.+.................................      134,750
    4,000   U.S. Delivery Systems Inc.+.........................................       61,000
                                                                                  -----------
                                                                                      380,250
                                                                                  -----------
            SOFTWARE AND SERVICES -- 12.7%
    2,000   Adobe Systems Inc...................................................       66,000
    1,000   Affiliated Computer Services Inc.+..................................       19,500
      200   Aspen Technology Inc................................................        3,375
    3,200   Bay Networks Inc.+..................................................       82,400
    9,000   Business Objects S.A., ADS+.........................................      292,500
   10,000   CIBER Inc.+.........................................................       91,250
    3,000   Cidco Inc.+.........................................................       80,250

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Special Equity Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
 SHARES                                                                            (NOTE 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
            SOFTWARE AND SERVICES -- (CONTINUED)
      100   Epic Design Technology Inc.+........................................  $     2,112
    3,000   Frame Technology Corporation+.......................................       45,000
    3,000   Macromedia Inc.+....................................................       60,750
    2,500   Micros Systems Inc..................................................       92,500
    7,500   Networth Inc........................................................      103,125
    4,700   Platinum Technology Inc.+...........................................       91,650
    2,500   Progress Software Corporation+......................................       90,625
    3,900   Shiva Corporation...................................................      120,900
   10,000   Systemsoft Corporation+.............................................       80,000
                                                                                  -----------
                                                                                    1,321,937
                                                                                  -----------
            SPORTS AND LEISURE -- 0.9%
    2,800   Callaway Golf Company...............................................       98,000
                                                                                  -----------
            TECHNOLOGY -- 0.3%
    2,000   Uniphase Corporation................................................       29,500
                                                                                  -----------
            TELECOMMUNICATION SYSTEMS AND SPECIALTY EQUIPMENT -- 11.0%
    2,400   AFC Cable Systems Inc...............................................       39,600
    8,250   Applied Digital Access Inc.+........................................      198,000
    4,000   Cascade Communications Corporation+.................................      218,500
    3,000   Clear Channel Communications Inc.+..................................      137,250
    1,700   ECI Telecom Limited.................................................       29,537
    1,500   LCI International Inc.+.............................................       33,375
    2,200   LDDS Communications Inc.+...........................................       44,275
    2,700   MFS Communication Company Inc.+.....................................       98,550
    4,500   Network General Corporation+........................................      102,375
      300   Ortel Corporation+..................................................        7,800
    3,800   Read-Rite Corporation+..............................................       61,987
    3,500   Summa Four Inc.+....................................................       82,250
    4,000   United Video Satellite Group Inc., Class A+.........................       85,000
                                                                                  -----------
                                                                                    1,138,499
                                                                                  -----------
            TRANSPORTATION -- 1.2%
    5,200   TNT Freightways Corporation.........................................      129,350
                                                                                  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Special Equity Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                                     VALUE
 SHARES                                                                            (NOTE 1)
---------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
            WASTE MANAGEMENT -- 0.9%
    2,800   Newpark Resource Inc................................................  $    64,050
    1,500   United Waste Systems................................................       30,750
                                                                                  -----------
                                                                                       94,800
                                                                                  -----------
            TOTAL COMMON STOCKS (Cost $8,272,905)...............................    8,713,957
                                                                                  ===========

PRINCIPAL
 AMOUNT
---------
                                 REPURCHASE AGREEMENT -- 11.1% (Cost $1,148,000)
$1,148,000  Agreement with CS First Boston Corporation, 5.650% dated 11/30/1994 to be repurchased at $1,148,180 on 12/01/1994, collateralized by,
              $1,173,831 market value of U.S. Treasury Bonds,
              8.875%-13.875% having various maturities ranging from
              November, 2009 through August, 2017...............................    1,148,000
                                                                                  ===========
TOTAL INVESTMENTS (Cost $9,420,905*)...................................    95.0%    9,861,957
OTHER ASSETS AND LIABILITIES (NET).....................................     5.0       514,596
                                                                          -----   -----------
NET ASSETS.............................................................   100.0%  $10,376,553
                                                                          =====   ===========

---------------

* Aggregate cost for Federal tax purposes is $9,446,410.
+ Non-income producing security.

  ABBREVIATION:

  ADS  American Depositary Share

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES                        NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                        NATIONS        NATIONS        NATIONS        NATIONS        NATIONS
                                         NATIONS        CAPITAL        EMERGING       BALANCED        EQUITY        SPECIAL
                                          VALUE          GROWTH         GROWTH         ASSETS         INDEX         EQUITY
                                           FUND           FUND           FUND           FUND           FUND          FUND
                                       -------------------------------------------------------------------------------------

ASSETS
Investments, at value
See accompanying schedules:
  Securities.........................  $814,899,402   $666,662,913   $183,871,717   $214,233,996   $115,743,010   $ 8,713,957
  Repurchase Agreements..............    63,327,000     99,062,000     20,147,000     21,589,000      7,039,000     1,148,000
                                       ------------   ------------   ------------   ------------   ------------   -----------
        Total Investments............   878,226,402    765,724,913    204,018,717    235,822,996    122,782,010     9,861,957
Cash.................................           108            910            713            947            927         5,476
Dividends receivable.................     3,179,761      1,109,661         83,628        173,011        403,942         1,602
Interest receivable..................         9,939         15,547          3,162        948,102          1,105           184
Receivable for Fund shares sold......     3,405,044      3,062,919        552,976        348,478         55,911        61,728
Receivable for investment securities
  sold...............................     9,152,150      4,880,013      1,348,464             --             --       434,589
Unamortized organization costs
  (Note 6)...........................            --         11,434         13,677         11,425          6,000            --
Prepaid expenses and other assets....            --          5,826          5,523         11,087             69        23,300
                                       ------------   ------------   ------------   ------------   ------------   -----------
        Total Assets.................   893,973,404    774,811,223    206,026,860    237,316,046    123,249,964    10,388,836
                                       ------------   ------------   ------------   ------------   ------------   -----------
LIABILITIES
Variation margin/due to broker
  (Note 1)...........................            --             --             --             --         36,775            --
Payable for Fund shares redeemed.....     1,085,232        986,805        304,630        392,446          1,094            --
Payable for investment securities
  purchased..........................    11,190,237     18,293,540      3,301,179     15,674,670             --            --
Investment advisory fee payable
  (Note 2)...........................       550,753        464,587        123,549        139,129         10,183         1,279
Sub-advisory fee payable (Note 2)....            --             --             --             --             --         5,114
Administration fee payable (Note
  2).................................        67,559         56,989         15,155         17,067          9,368           791
Transfer agent fee payable (Note
  2).................................        77,662         14,155         27,985         26,693          2,750           474
Custodian fees payable (Note 2)......        11,045          8,634          3,923          4,011          9,308            --
Shareholder servicing and
  distribution fees payable (Note
  3).................................        35,815         23,670         13,877         34,987             --           156
Accrued Trustees' fees and expenses
  (Note 2)...........................         4,966          3,808            916          1,375            664            47
Accrued expenses and other
  payables...........................       249,288         22,129         92,889         74,079         33,068         4,422
                                       ------------   ------------   ------------   ------------   ------------   -----------
Total Liabilities....................    13,272,557     19,874,317      3,884,103     16,364,457        103,210        12,283
                                       ------------   ------------   ------------   ------------   ------------   -----------
NET ASSETS...........................  $880,700,847   $754,936,906   $202,142,757   $220,951,589   $123,146,754   $10,376,553
                                       ============   ============   ============   ============   ============   ===========
Investments at cost (Note 1).........  $911,335,441   $707,298,316   $193,427,191   $234,561,973   $125,954,745   $ 9,420,905
                                       ============   ============   ============   ============   ============   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)            NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                        NATIONS        NATIONS        NATIONS        NATIONS        NATIONS
                                         NATIONS        CAPITAL        EMERGING       BALANCED        EQUITY        SPECIAL
                                          VALUE          GROWTH         GROWTH         ASSETS         INDEX         EQUITY
                                           FUND           FUND           FUND           FUND           FUND          FUND
                                                  ---------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Undistributed net investment
  income.............................  $  3,965,488   $  1,443,806   $         --   $    705,130   $    638,134   $        --
Accumulated net realized gain/(loss)
  on securities and futures
  contracts..........................    43,223,588     17,454,951      6,878,758       (786,421)     1,160,792      (413,394)
Net unrealized
  appreciation/(depreciation) on
  securities and futures contracts...   (33,109,039)    58,426,597     10,591,526      1,261,023     (3,348,410)      441,052
Paid-in capital......................   866,620,810    677,611,552    184,672,473    219,771,857    124,696,238    10,348,895
                                       ------------   ------------   ------------   ------------   ------------   -----------
                                       $880,700,847   $754,936,906   $202,142,757   $220,951,589   $123,146,754   $10,376,553
                                       ============   ============   ============   ============   ============   ===========
NET ASSETS:
Trust A Shares.......................  $799,743,005   $717,914,115   $182,458,610   $162,214,717   $123,146,754   $ 9,946,707
                                       ============   ============   ============   ============   ============   ===========
Investor A Shares....................  $ 35,445,171   $ 11,037,552   $  3,233,823   $  4,880,761   $    --        $   252,382
                                       ============   ============   ============   ============   ============   ===========
Investor C Shares (formerly Investor
  B Shares)..........................  $  2,983,103   $  2,394,329   $    541,524   $    951,385   $    --        $   --
                                       ============   ============   ============   ============   ============   ===========
Investor N Shares (formerly Investor
  C Shares)..........................  $ 42,529,568   $ 23,590,910   $ 15,908,800   $ 52,904,726   $    --        $   177,464
                                       ============   ============   ============   ============   ============   ===========
SHARES OUTSTANDING:
Trust A Shares.......................    61,589,760     63,927,236     15,993,828     15,538,224     12,511,236       760,694
                                       ============   ============   ============   ============   ============   ===========
Investor A Shares....................     2,729,704        984,464        284,821        468,236        --             19,329
                                       ============   ============   ============   ============   ============   ===========
Investor C Shares....................       231,159        214,976         48,344         91,678        --            --
                                       ============   ============   ============   ============   ============   ===========
Investor N Shares....................     3,285,406      2,111,547      1,414,762      5,086,031        --             13,625
                                       ============   ============   ============   ============   ============   ===========
TRUST A SHARES:
Net asset value, offering price and
  redemption price per share.........        $12.98         $11.23         $11.41         $10.44          $9.84        $13.08
                                             ======         ======         ======         ======          =====        ======
INVESTOR A SHARES:
Net asset value and redemption price
  per share..........................        $12.98         $11.21         $11.35         $10.42             --        $13.06
                                             ======         ======         ======         ======          =====        ======
  Maximum sales charge...............          5.75%          5.75%          5.75%          5.75%            --          5.75%
  Maximum offering price per share...        $13.77         $11.89         $12.04         $11.06             --        $13.86
                                             ======         ======         ======         ======          =====        ======
INVESTOR C SHARES:
Net asset value per share*...........        $12.90         $11.14         $11.20         $10.38             --            --
                                             ======         ======         ======         ======          =====        ======
INVESTOR N SHARES:
Net asset value per share*...........        $12.94         $11.17         $11.24         $10.40             --        $13.02
                                             ======         ======         ======         ======          =====        ======

---------------

* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS FOR THE YEAR ENDED NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                                NATIONS      NATIONS       NATIONS       NATIONS     NATIONS
                                                  NATIONS       CAPITAL      EMERGING     BALANCED       EQUITY      SPECIAL
                                                   VALUE        GROWTH        GROWTH       ASSETS         INDEX       EQUITY
                                                   FUND          FUND          FUND         FUND          FUND*       FUND**
                                                           ------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of
  $190,092, $144,833, $3,586, $0, $16,431 and
  $0, respectively)...........................  $22,517,804   $10,447,484   $  590,977   $ 2,406,542   $ 2,589,294   $ 25,355
Interest......................................    1,853,199     2,117,639      647,657     5,433,562       474,042     42,830
Fee income (Note 4)...........................           --            --           --        84,410            --         --
                                                -----------   -----------   ----------   -----------   -----------   --------
        Total investment income...............   24,371,003    12,565,123    1,238,634     7,924,514     3,063,336     68,185
                                                -----------   -----------   ----------   -----------   -----------   --------
EXPENSES:
Investment advisory fee (Note 2)..............    6,587,811     5,381,628    1,288,934     1,805,446       535,809      8,160
Sub-advisory fee (Note 2).....................           --            --           --            --            --     32,640
Administration fee (Note 2)...................      878,375       717,550      171,858       240,726       107,162      5,440
Registration and filing fees..................       54,000        20,427       96,382        85,628        20,611      2,119
Transfer agent fees (Note 2)..................      187,653        92,113       52,297        94,204         6,304      1,343
Custodian fees (Note 2).......................      144,353       103,263       44,781        47,388        85,867     23,093
Legal and audit fees..........................      167,135        92,301       33,570        45,257        21,938      2,109
Trustees' fees and expenses (Note 2)..........       22,733        18,259        4,324         6,306         2,804        118
Amortization of organization costs (Note 6)...        2,903         4,036        4,559         4,032         1,500         --
Other.........................................      154,689        82,170       45,730        48,644        22,562      9,892
                                                -----------   -----------   ----------   -----------   -----------   --------
        Subtotal..............................    8,199,652     6,511,747    1,742,435     2,377,631       804,557     84,914
Shareholder servicing and distribution fee
  (Note 3):
        Investor A Shares.....................       88,816        28,095        6,769        12,835            --        123
        Investor C Shares.....................       34,010        25,700        4,845        11,189            --         --
        Investor N Shares.....................      208,561       178,648       99,544       353,782            --        415
Fees waived by investment adviser and
  administrators and expenses reimbursed by
  custodian (Note 2)..........................      (65,219)      (53,278)     (12,760)      (17,874)     (445,650)   (23,507)
                                                -----------   -----------   ----------   -----------   -----------   --------
        Total expenses........................    8,465,820     6,690,912    1,840,833     2,737,563       358,907     61,945
                                                -----------   -----------   ----------   -----------   -----------   --------
NET INVESTMENT INCOME/(LOSS)..................   15,905,183     5,874,211     (602,199)    5,186,951     2,704,429      6,240
                                                -----------   -----------   ----------   -----------   -----------   --------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS
  (NOTES 1 AND 4):
Net realized gain/(loss) on investments:
  Securities..................................   44,428,639    20,667,121    7,614,329     2,124,345       237,837   (413,394)
  Futures contracts...........................           --            --           --            --       922,955         --
Change in unrealized appreciation/depreciation
  of investments:
  Securities..................................  (68,927,667)  (15,641,309)   2,098,503   (12,250,587)   (3,172,735)   441,052
  Futures contracts...........................           --            --           --            --      (175,675)        --
                                                -----------   -----------   ----------   -----------   -----------   --------
Net realized and unrealized gain/(loss)
  on investments..............................  (24,499,028)    5,025,812    9,712,832   (10,126,242)   (2,187,618)    27,658
                                                -----------   -----------   ----------   -----------   -----------   --------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS...................  $(8,593,845)  $10,900,023   $9,110,633   $(4,939,291)  $   516,811   $ 33,898
                                                ===========   ===========   ==========   ===========   ===========   ========

---------------
 * The Nations Equity Index Fund commenced operations on December 15, 1993.
** The period for the Nations Special Equity Fund reflects operations from April
   30, 1994 through November 30, 1994. (Note 9)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS YEAR ENDED NOVEMBER 30, 1994
--------------------------------------------------------------------------------

                                                        NATIONS         NATIONS         NATIONS         NATIONS         NATIONS
                                        NATIONS         CAPITAL         EMERGING        BALANCED         EQUITY         SPECIAL
                                         VALUE           GROWTH          GROWTH          ASSETS          INDEX          EQUITY
                                          FUND            FUND            FUND            FUND           FUND*          FUND**
                                                           ----------------------------------------------------------------------
Net investment income/(loss)........  $ 15,905,183    $  5,874,211    $   (602,199)   $  5,186,951    $  2,704,429    $     6,240
Net realized gain/(loss) on
 securities and futures contracts...    44,428,639      20,667,121       7,614,329       2,124,345       1,160,792       (413,394)
Change in unrealized
 appreciation/depreciation on
 securities and futures contracts...   (68,927,667)    (15,641,309)      2,098,503     (12,250,587)     (3,348,410)       441,052
                                      ------------    ------------    ------------    ------------    ------------    -----------
Net increase/(decrease) in net
 assets resulting from operations...    (8,593,845)     10,900,023       9,110,633      (4,939,291)        516,811         33,898
Distributions to shareholders from
 net investment income:
   Trust A Shares...................   (13,766,977)     (5,028,665)        --           (4,292,175)     (2,066,295)        (6,113)
   Investor A Shares................      (517,366)        (58,336)        --             (107,313)        --                (116)
   Investor C Shares................       (24,215)        --              --              (15,801)        --             --
   Investor N Shares................      (309,175)        --              --             (769,113)        --                 (11)
Distributions to shareholders from
 net realized gain on investments:
   Trust A Shares...................   (28,230,888)       (235,983)     (1,722,720)        --              --             --
   Investor A Shares................    (1,320,383)         (4,039)        (27,035)        --              --             --
   Investor C Shares................      (119,312)         (1,055)         (6,038)        --              --             --
   Investor N Shares................      (467,946)         (3,860)        (52,823)        --              --             --
Return of capital (Note 1):
   Trust A Shares...................       --              --              --              --              --              (3,133)
   Investor A Shares................       --              --              --              --              --                 (60)
   Investor C Shares................       --              --              --              --              --             --
   Investor N Shares................       --              --              --              --              --                  (6)
Net increase/(decrease) in net
 assets from:
   Trust A transactions.............   141,823,408      65,765,165      54,250,065      (8,681,327)    124,696,238      1,818,607
   Investor A transactions..........     4,789,875        (304,011)      1,052,641         (90,193)        --             111,006
   Investor C transactions..........       173,989        (575,658)         47,602        (198,022)        --             --
   Investor N transactions..........    34,026,771      14,210,525      12,051,030      27,406,781         --             178,688
                                      ------------    ------------    ------------    ------------    ------------    -----------
Net increase in net assets..........   127,463,936      84,664,106      74,703,355       8,313,546     123,146,754      2,132,760
NET ASSETS:
Beginning of year...................   753,236,911     670,272,800     127,439,402     212,638,043         --           8,243,793
                                      ------------    ------------    ------------    ------------    ------------    -----------
End of year (including undistributed
 net investment income of
 $3,965,488, $1,443,806, $0,
 $705,130, $638,134 and $0,
 respectively)......................  $880,700,847    $754,936,906    $202,142,757    $220,951,589    $123,146,754    $10,376,553
                                      ============    ============    ============    ============    ============    ===========

---------------

  * The Nations Equity Index Fund commenced operations on December 15, 1993.

 ** The period for the Nations Special Equity Fund reflects operations from April 30, 1994 through November 30, 1994. (Note 9)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED) YEAR ENDED NOVEMBER 30, 1993
--------------------------------------------------------------------------------

                                                                 NATIONS          NATIONS          NATIONS          NATIONS
                                                NATIONS          CAPITAL          EMERGING         BALANCED         SPECIAL
                                                 VALUE            GROWTH           GROWTH           ASSETS           EQUITY
                                                  FUND             FUND            FUND*             FUND            FUND**
                                              ---------------------------------------------------------------------------------
Net investment income/(loss)................  $  9,950,967     $  5,902,714     $   (160,281)    $  4,649,183      $  (43,956)
Net realized gain/(loss) on investments sold
  during the period.........................    29,538,260       (2,568,676)       1,324,681       (2,356,200)      1,046,187
Net change in unrealized appreciation on
  investments during the period.............    18,574,383       28,223,686        8,493,023       10,754,888        (166,210)
                                              ------------     ------------     ------------     ------------     -----------
Net increase in net assets resulting from
  operations................................    58,063,610       31,557,724        9,657,423       13,047,871         836,021
Distributions to shareholders from net
  investment income:
    Trust A Shares..........................    (7,921,875)      (6,764,050)         --            (4,252,185)        --
    Investor A Shares.......................      (470,068)         (51,183)         --               (85,012)        --
    Investor C Shares.......................       (22,823)          (3,529)         --               (14,204)        --
    Investor N Shares.......................       (24,338)          (2,892)         --               (88,123)        --
Distributions to shareholders from net
  realized gains on investments:
    Trust A Shares..........................    (2,060,700)        (822,252)         --               --           (1,510,917)
    Investor A Shares.......................      (184,825)          (3,257)         --               --              (13,999)
    Investor C Shares.......................       (11,258)          (1,190)         --               --              --
    Investor N Shares.......................       --               --               --               --              --
Return of capital (Note 1):
    Trust A Shares..........................       --               --               (90,905)         --              --
    Investor A Shares.......................       --               --                  (450)         --              --
    Investor C Shares.......................       --               --               --               --              --
    Investor N Shares.......................       --               --               --               --              --
Net increase/(decrease) in net assets from:
    Trust A transactions....................   380,962,082     (105,274,327)     111,955,056       57,872,995       4,110,236
    Investor A transactions.................     5,151,361        9,591,492        1,937,556        4,438,661         184,421
    Investor C transactions.................     1,466,382        2,418,216          430,354        1,030,571         --
    Investor N transactions.................    10,329,076        9,367,700        3,550,368       28,030,455         --
                                              ------------     ------------     ------------     ------------     -----------
Net increase/(decrease) in net assets.......   445,276,624      (59,987,548)     127,439,402       99,981,029       3,605,762
NET ASSETS:
Beginning of year...........................   307,960,287      730,260,348          --           112,657,014       4,638,031
                                              ------------     ------------     ------------     ------------     -----------
End of year (including undistributed net
  investment income/(accumulated net
  investment loss) of $2,678,038, $647,398,
  $(160,281), $905,960 and $0,
  respectively).............................  $753,236,911     $670,272,800     $127,439,402     $212,638,043     $ 8,243,793
                                              ============     ============     ============     ============     ===========

---------------

    * The Nations Emerging Growth Fund commenced operations on December 4, 1992.
   ** Formerly Special Equity Portfolio, a series of The Capitol Mutual Funds. The period reflects operations from
      May 1, 1993 through April 29, 1994 (Note 9).

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY

                                     NATIONS VALUE FUND                             NATIONS CAPITAL GROWTH FUND
                       ----------------------------------------------       ----------------------------------------------
                            YEAR ENDED                 YEAR ENDED               YEAR ENDED               YEAR ENDED
                        NOVEMBER 30, 1994          NOVEMBER 30, 1993         NOVEMBER 30, 1994        NOVEMBER 30, 1993
                       -------------------        -------------------       -------------------      ---------------------
                       SHARES      DOLLARS        SHARES      DOLLARS       SHARES      DOLLARS      SHARES       DOLLARS
--------------------------------------------------------------------------------------------------------------------------

TRUST A SHARES:
Sold...............  24,151,217  $330,303,535  36,487,617  $482,128,088   27,082,507  $309,813,478   25,033,702  $ 269,862,758

Issued in
 exchange for Class
 A Shares of The
 Capitol Mutual
 Funds Equity
 Portfolio.........   2,139,143    28,600,342          --            --           --            --           --             --

Issued as
 reinvestment of
 dividends.........     373,924     5,070,322     129,076     1,660,535       33,231       378,603       46,120        502,274

Redeemed........... (16,543,074) (222,150,791) (7,805,793) (102,826,541) (21,559,659) (244,426,916) (34,943,692)  (375,639,359)
                    -----------  ------------  ----------  ------------  -----------  ------------  -----------  -------------
Net increase/
 (decrease)........  10,121,210  $141,823,408  28,810,900  $380,962,082    5,556,079  $ 65,765,165   (9,863,870) $(105,274,327)
                    ===========  ============  ==========  ============  ===========  ============  ===========  ============
INVESTOR A SHARES:

Sold...............     660,750  $  8,920,870     765,445  $  9,852,655      227,329  $  2,590,259      991,977  $ 10,639,692

Issued in exchange
 for Class B Shares
 of The Capitol
 Mutual Funds Equity
 Portfolio.........      19,677       262,688          --            --           --            --           --            --

Issued as
 reinvestment of
 dividends.........     266,697     3,629,175      50,492       647,397        3,414        39,004        3,789        40,988

Redeemed...........    (593,790)   (8,022,858)   (410,991)   (5,348,691)    (257,065)   (2,933,274)     (99,804)   (1,089,188)
                    ===========  ============  ==========  ============  ===========  ============  ===========  ============
Net increase/
 (decrease)........     353,334  $  4,789,875     404,946  $  5,151,361      (26,322) $   (304,011)     895,962  $  9,591,492
                    -----------  ------------  ----------  ------------  -----------  ------------  -----------  ------------
INVESTOR C SHARES:

Sold...............      82,153  $  1,124,360     127,906  $  1,624,174       18,705  $    214,035      252,264  $  2,690,385

Issued as
 reinvestment
 of dividends.,....      19,831       268,695       2,660        33,880           92         1,049          296         3,181
Redeemed...........     (90,540)   (1,219,066)    (14,491)     (191,672)     (68,832)     (790,742)     (25,614)     (275,350)
                    -----------  ------------  ----------  ------------  -----------  ------------  -----------  ------------
Netincrease/
 (decrease)........      11,444  $    173,989     116,075  $  1,466,382      (50,035) $   (575,658)     226,946  $  2,418,216
                    ===========  ============  ==========  ============  ===========  ============  ===========  ============

                                                     PERIOD ENDED                                          PERIOD ENDED
                                                  NOVEMBER 30, 1993*                                    NOVEMBER 30, 1993*
                                                -----------------------                             -------------------------
INVESTOR N SHARES:
Sold...............   2,674,590  $ 36,038,535     772,436  $ 10,467,310    1,415,969  $ 16,069,390      883,471  $  9,614,905

Issued as
 reinvestment
 of dividends......     100,887     1,372,747       1,735        23,682          331         3,783          270         2,882

Redeemed...........    (252,251)   (3,384,511)    (11,991)     (161,916)    (165,619)   (1,862,648)     (22,875)     (250,087)
                    -----------  ------------  ----------  ------------  -----------  ------------  -----------  ------------
Netincrease........   2,523,226  $ 34,026,771     762,180  $ 10,329,076    1,250,681  $ 14,210,525      860,866  $  9,367,700
                    ===========  ============  ==========  ============  ===========  ============  ===========  ============

---------------

* The Nations Value Fund's Investor N Shares commenced operations on June 7,
  1993.
  The Nations Capital Growth Fund's Investor N Shares commenced operations on June 7, 1993.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST

---------------------------------------------------------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY   (CONTINUED)

                          NATIONS EMERGING GROWTH FUND                                NATIONS BALANCED ASSETS FUND
            --------------------------------------------------------    ---------------------------------------------------------
             YEAR ENDED NOVEMBER 30,      PERIOD ENDED NOVEMBER 30,       YEAR ENDED NOVEMBER 30,       YEAR ENDED NOVEMBER 30,
                       1994                         1993*                          1994                           1993
            --------------------------    --------------------------    ---------------------------    --------------------------
              SHARES        DOLLARS         SHARES        DOLLARS         SHARES         DOLLARS         SHARES        DOLLARS
---------------------------------------------------------------------------------------------------------------------------------
TRUST A
 SHARES:
Sold.......  8,166,260    $ 91,682,920    12,545,057    $126,079,725     8,751,677    $  94,454,382    10,652,781    $113,483,801
Issued as
 reinvestment
 of
 dividends.      7,836          87,526           119           1,161       150,747        1,604,956        72,018         777,327
Redeemed... (3,334,666)    (37,520,381)   (1,390,778)    (14,125,830)   (9,759,219)    (104,740,665)   (5,263,515)    (56,388,133)
            ----------    ------------    ----------    ------------    ----------    -------------    ----------    ------------
Net
 increase/
 (decrease). 4,839,430    $ 54,250,065    11,154,398    $111,955,056      (856,795)   $  (8,681,327)    5,461,284    $ 57,872,995
            ----------    ------------    ----------    ------------    ----------    -------------    ----------    ------------
INVESTOR A
 SHARES:
Sold.......    142,784    $  1,612,909       207,041    $  2,080,720       145,010    $   1,578,550       467,937    $  4,910,051
Issued as
 reinvestment
 of
 dividends.      2,397          26,701            46             446         9,967          106,366         7,382          82,295
Redeemed...    (53,510)       (586,969)      (13,937)       (143,610)     (164,673)      (1,775,109)      (50,861)       (553,685)
            ----------    ------------    ----------    ------------    ----------    -------------    ----------    ------------
Net
increase/
(decrease)..    91,671    $  1,052,641       193,150    $  1,937,556        (9,696)   $     (90,193)      424,458    $  4,438,661
            ----------    ------------    ----------    ------------    ----------    -------------    ----------    ------------
INVESTOR C
 SHARES:
Sold.......     13,151    $    142,722        44,554    $    441,624         3,080    $      33,089       101,329    $  1,096,892
Issued as
 reinvestment
 of
 dividends.        543           6,007            --              --         1,450           15,444         1,300          13,918
Redeemed...     (8,860)       (101,127)       (1,044)        (11,270)      (23,352)        (246,555)       (7,426)        (80,239)
            ----------    ------------    ----------    ------------    ----------    -------------    ----------    ------------
Net
 increase/
 (decrease).     4,834    $     47,602        43,510    $    430,354       (18,822)   $    (198,022)       95,203    $  1,030,571
            ----------    ------------    ----------    ------------    ----------    -------------    ----------    ------------

                                                                                                              PERIOD ENDED
                                                                                                           NOVEMBER 30, 1993*
                                                                                                       --------------------------
INVESTOR N
 SHARES:
Sold.......  1,154,104    $ 12,845,956       338,359    $  3,613,512     3,187,761    $  34,643,155     2,624,034    $ 28,520,169
Issued as
reinvestment
 of
 dividends...    4,623          51,365            --              --        69,311          735,874         7,486          82,340
Redeemed...    (76,006)       (846,291)       (6,318)        (63,144)     (750,078)      (7,972,248)      (52,483)       (572,054)
            ----------    ------------    ----------    ------------    ----------    -------------    ----------    ------------
Net
increase...  1,082,721    $ 12,051,030       332,041    $  3,550,368     2,506,994    $  27,406,781     2,579,037    $ 28,030,455
            ----------    ------------    ----------    ------------    ----------    -------------    ----------    ------------

---------------

* The Nations Emerging Growth Fund's Trust A, Investor A, Investor C and Investor N Shares commenced operations on December 4,
  1992, December 10, 1992, December 18, 1992 and June 7, 1993, respectively.

  The Nations Balanced Assets Fund's Investor N Shares commenced operations on June 7, 1993.


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY   (CONTINUED)
--------------------------------------------------------------------------------

              NATIONS EQUITY
                INDEX FUND                         NATIONS SPECIAL EQUITY FUND
        --------------------------      -------------------------------------------------
               PERIOD ENDED                  PERIOD ENDED               PERIOD ENDED
            NOVEMBER 30, 1994*           NOVEMBER 30, 1994**         APRIL 29, 1994****
        --------------------------      ----------------------      ---------------------
          SHARES        DOLLARS         SHARES       DOLLARS        SHARES      DOLLARS
-------------------------------------------------------------------

        19,980,612    $198,737,016      245,701    $ 3,008,180      297,149    $4,644,556
            56,290         554,406          446          5,571       47,454       658,478
        (7,525,666)    (74,595,184)     (92,387)    (1,195,144)     (79,603)   (1,192,798)
        ----------    ------------      -------    -----------      -------    ----------
        12,511,236    $124,696,238      153,760    $ 1,818,607      265,000    $4,110,236
        ----------    ------------      -------    -----------      -------    ----------
                                          8,031    $   124,695       12,502    $  192,139
                                             14            177          507         7,792
                                         (1,093)       (13,866)      (1,009)      (15,510)
                                        -------    -----------      -------    ----------
                                          6,952    $   111,006       12,000    $  184,421
                                        -------    -----------      -------    ----------


                                             PERIOD ENDED
                                         NOVEMBER 30, 1994***
                                        ----------------------
                                         13,625    $   178,688
                                             --             --
                                             --             --
                                         ------    -----------
                                         13,625    $   178,688
                                         ------    -----------

---------------

   * The Nations Equity Index Fund's Trust A Shares commenced operations on December 15, 1993.

  ** This period reflects operations from April 30, 1994 through November 30,
     1994. (Note 9)

 *** The Nations Special Equity Fund's Investor N Shares commenced operations on
     May 20, 1994.

**** The Nations Special Equity Fund's Trust A Shares (formerly The Capitol
     Mutual Funds Special Equity Portfolio's Class A Shares prior to April 30,
     1994) and Investor A Shares (formerly The Capitol Mutual Funds Special Equity Portfolio's Class B Shares prior to April 30, 1994) commenced operations on October 1, 1992 and July 26, 1993, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST

---------------------------------------------------------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                                      TRUST A SHARES
                                                         ------------------------------------------------------------------------
                                                           YEAR        YEAR       YEAR         YEAR         YEAR         PERIOD
                                                          ENDED       ENDED      ENDED        ENDED        ENDED         ENDED
                                                         11/30/94    11/30/93   11/30/92     11/30/91     11/30/90     11/30/89*#
                                                         ------------------------------------------------------------------------
NATIONS VALUE FUND:
Operating performance:
Net asset value, beginning of year. ...................  $  13.74    $  12.45   $  11.16     $  9.71      $ 10.04       $  10.00
                                                         --------    --------   --------     -------      -------       --------
Net investment income..................................      0.24        0.24       0.28        0.34         0.35           0.08
Net realized and unrealized gain/(loss) on
  investments..........................................     (0.23)       1.38       1.57        1.47        (0.36)         (0.04)
                                                         --------    --------   --------     -------      -------       --------
Net increase/(decrease) in net assets resulting from
  investment operations................................      0.01        1.62       1.85        1.81        (0.01)          0.04
Distributions:
Dividends from net investment income...................     (0.23)      (0.24)     (0.27)      (0.36)       (0.32)            --
Distributions from net realized capital gains..........     (0.54)      (0.09)     (0.29)         --           --             --
                                                         --------    --------   --------     -------      -------       --------
Total distributions....................................     (0.77)      (0.33)     (0.56)      (0.36)       (0.32)            --
                                                         --------    --------   --------     -------      -------       --------
Net asset value, end of year...........................  $  12.98    $  13.74   $  12.45     $ 11.16      $  9.71       $  10.04
                                                         --------    --------   --------     -------      -------       --------
Total return++.........................................     (0.08)%     13.19%     17.00%+++   18.79%+++    (0.16)%+++      0.40%+++
                                                         --------    --------   --------     -------      -------       --------
Ratios to average net assets/supplemental data:
Net assets, end of year (in 000's). ...................  $799,743    $707,185   $282,138     $82,360      $19,769       $  5,161
Ratio of operating expenses to average net assets......      0.93%       0.96%      0.90%       0.53%        0.21%          0.49%+
Ratio of net investment income to average net assets...      1.85%       1.98%      2.31%       3.33%        4.19%          4.41%+
Portfolio turnover rate................................        75%         64%        60%         51%          24%            --
Ratio of operating expenses to average net assets
  before fee waivers and/or expense reimbursements.....      0.93%       0.97%      0.97%       0.99%        1.11%          1.41%+
Net investment income per share before fee waivers
  and/or expense reimbursements........................  $   0.24    $   0.24   $   0.27     $  0.30      $  0.26       $   0.06

---------------

    * The Nations Value Fund Trust A, Investor A, Investor C Shares and Investor N Shares commenced operations on September 19,
      1989, December 6, 1989, June 17, 1992 and June 7, 1993, respectively.
    + Annualized.
   ++ Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
  +++ Unaudited.
    # Per share numbers have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed method did not accord with the results of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS   (CONTINUED)

                      INVESTOR A SHARES                                    INVESTOR C SHARES                INVESTOR N SHARES
-------------------------------------------------------------     -----------------------------------     ----------------------
  YEAR         YEAR         YEAR         YEAR        PERIOD         YEAR         YEAR        PERIOD         YEAR        PERIOD
 ENDED        ENDED        ENDED        ENDED         ENDED        ENDED        ENDED         ENDED        ENDED         ENDED
11/30/94     11/30/93     11/30/92     11/30/91     11/30/90*     11/30/94     11/30/93     11/30/92*     11/30/94     11/30/93*
--------------------------------------------------------------------------------------------------------------------------------
$ 13.72      $ 12.45      $ 11.16      $  9.71       $ 10.04       $13.64       $12.41       $ 11.63      $ 13.71       $ 13.08
-------      -------      -------      -------        ------       ------       ------        ------       ------       -------
   0.20         0.22         0.26         0.34          0.35         0.12         0.13          0.07         0.15          0.11
  (0.20)        1.35         1.59         1.47         (0.36)       (0.22)        1.32          0.78        (0.22)         0.63
-------      -------      -------      -------        ------       ------       ------        ------       ------       -------
   0.00         1.57         1.85         1.81         (0.01)       (0.10)        1.45          0.85        (0.07)         0.74
  (0.20)       (0.21)       (0.27)       (0.36)        (0.32)       (0.10)       (0.13)        (0.07)       (0.16)        (0.11)
  (0.54)       (0.09)       (0.29)          --            --        (0.54)       (0.09)           --        (0.54)          --
-------      -------      -------      -------        ------       ------       ------        ------       ------       -------
  (0.74)       (0.30)       (0.56)       (0.36)        (0.32)       (0.64)       (0.22)        (0.07)       (0.70)        (0.11)
-------      -------      -------      -------        ------       ------       ------        ------       ------       -------
$ 12.98      $ 13.72      $ 12.45      $ 11.16       $  9.71       $12.90       $13.64       $ 12.41      $ 12.94       $ 13.71
-------      -------      -------      -------        ------       ------       ------        ------      -------       -------
  (0.17)%      12.80%       16.96%+++    18.79%+++     (0.16)%+++   (0.92)%      11.85%         7.33%+++    (0.69)%        5.65%
-------      -------      -------      -------        ------       ------       ------        ------      -------       -------
$35,445      $32,607      $24,536      $13,514       $ 7,020       $2,983       $2,997       $ 1,286      $42,530       $10,449
   1.18%        1.21%        1.06%        0.53%         0.21%+       1.93%        1.96%         1.98%+       1.68%         1.71%+
   1.60%        1.73%        2.15%        3.33%         4.19%+       0.85%        0.98%         1.22%+       1.10%         1.23%+
     75%          64%          60%          51%           24%          75%          64%           60%          75%           64%
   1.18%        1.22%        1.15%        0.99%         1.11%+       1.93%        1.97%         1.98%+       1.68%         1.72%+
   0.21
$            $  0.22      $  0.25      $  0.30       $  0.26       $ 0.12       $ 0.13       $  0.07      $  0.15       $  0.11

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                      TRUST A SHARES                                 INVESTOR A SHARES
                                        ------------------------------------------        ---------------------------------------
                                          YEAR             YEAR           PERIOD            YEAR            YEAR         PERIOD
                                         ENDED            ENDED            ENDED           ENDED           ENDED          ENDED
                                        11/30/94         11/30/93        11/30/92*        11/30/94        11/30/93      11/30/92*
                                        ------------------------------------------------------------------------------------------

NATIONS CAPITAL GROWTH FUND:
Operating performance:
Net asset value, beginning of year..... $ 11.08          $ 10.68         $  10.00         $ 11.06         $ 10.67        $ 10.00
                                        -------          -------         --------         -------         -------        -------
Net investment income/(loss)...........    0.09             0.09             0.02            0.07            0.07           0.01
Net realized and unrealized gain on
 investments...........................    0.14             0.42             0.66##          0.14            0.41           0.66##
                                        -------          -------         --------         -------         -------        -------
Net increase in net assets resulting
 from investment operations............    0.23             0.51             0.68            0.21            0.48           0.67
Distributions:
Dividends from net investment income...   (0.08)           (0.10)           --              (0.06)          (0.08)         --
Distributions from net realized
 gains.................................   (0.00)(a)        (0.01)           --              (0.00)(a)       (0.01)         --
                                        -------          -------         --------         -------         -------        -------
Total distributions....................   (0.08)           (0.11)           --              (0.06)          (0.09)         --
                                        -------          -------         --------         -------         -------        -------
Net asset value, end of year........... $ 11.23          $ 11.08         $  10.68         $ 11.21         $ 11.06        $ 10.67
                                        -------          -------         --------         -------         -------        -------
Total return++.........................    2.14%            4.84%            6.80%+++        1.93%           4.56%          6.70%+++
                                        -------          -------         --------         -------         -------        -------
Ratios to average net
 assets/supplemental data:
Net assets, end of year (in 000's)..... $717,914         $646,661        $728,629         $11,038         $11,182        $ 1,225
Ratio of operating expenses to average
 net assets............................    0.90%            0.80%            0.30%+          1.15%           1.05%          0.55%+
Ratio of net investment income/(loss)
 to average net assets.................    0.85%            0.84%            1.33%+          0.60%           0.59%          1.08%+
Portfolio turnover rate................      56%              81%               7%             56%             81%             7%
Ratio of operating expenses to average
 net assets before fee waivers.........    0.91%            0.89%            1.05%+          1.16%           1.14%          1.30%+
Net investment income/(loss) per share
 before fee waivers.................... $  0.09          $  0.08         $   0.01         $  0.07         $  0.06        $  0.00(a)

---------------

   * The Nations Capital Growth Fund Trust A Shares, Investor A Shares, Investor C Shares and Investor N Shares commenced operations on September 30, 1992, October 2, 1992, October 2, 1992 and June 7, 1993, respectively.
   + Annualized.
  ++ Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
 +++ Unaudited.
  ## The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.
 (a) Value represents less than $0.01 per share.

                                                                          TRUST A SHARES                   INVESTOR A SHARES
                                                                    ---------------------------        --------------------------
                                                                      YEAR             PERIOD            YEAR            PERIOD
                                                                      ENDED             ENDED            ENDED            ENDED
                                                                    11/30/94#         11/30/93*        11/30/94#        11/30/93*
                                                                   --------------------------------------------------------------

NATIONS EMERGING GROWTH FUND:
Operating performance:
Net asset value, beginning of year...............................   $  10.87          $  10.00          $ 10.85          $  9.87
                                                                    --------          --------          -------          -------
Net investment loss..............................................      (0.03)            (0.01)           (0.06)           (0.03)
Net realized and unrealized gain on investments..................       0.71              0.89             0.70             1.02
                                                                    --------          --------          -------          -------
Net increase in net assets resulting from investment
 operations......................................................       0.68              0.88             0.64             0.99
Distributions:
Distributions from net realized gains............................      (0.14)            (0.01)           (0.14)           (0.01)
                                                                    --------          --------          -------          -------
Total distributions..............................................      (0.14)            (0.01)           (0.14)           (0.01)
                                                                    --------          --------          -------          -------
Net asset value, end of year.....................................   $  11.41          $  10.87          $ 11.35          $ 10.85
                                                                    --------          --------          -------          -------
Total return++...................................................       6.26%             8.81%            5.90%            9.99%
                                                                    --------          --------          -------          -------
 to average net assets/supplemental data:
Net assets, end of year (in 000's)...............................   $182,459          $121,281          $ 3,234          $ 2,095
Ratio of operating expenses to average net assets................       1.01%             0.80%+           1.26%            1.05%+
Ratio of net investment loss to average net assets...............      (0.29)%           (0.15)%+        (0.54)%          (0.40)%+
Portfolio turnover rate..........................................        129%              159%             129%             159%
Ratio of operating expenses to average net assets before fee
 waivers.........................................................       1.01%             1.01%+           1.26%            1.26%+
Net investment loss per share before fee waivers.................   $  (0.03)         $  (0.03)         $ (0.05)         $ (0.04)


---------------

   * The Nations Emerging Growth Fund Trust A Shares, Investor A Shares, Investor C Shares and Investor N Shares commenced operations on December 4, 1992, December 10, 1992, December 18, 1992 and June 7, 1993, respectively.
   + Annualized.
  ++ Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
   # Per share numbers have been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS   (CONTINUED)

             INVESTOR C SHARES                INVESTOR N SHARES
    -----------------------------------     ---------------------
      YEAR         YEAR        PERIOD         YEAR        PERIOD
     ENDED        ENDED         ENDED        ENDED        ENDED
    11/30/94     11/30/93     11/30/92*     11/30/94     11/30/93*
    -------------------------------------------------------------
     $11.01       $10.67       $ 10.00      $ 11.05       $10.55
    --------     --------     ---------     --------     --------
      (0.02)       (0.00)(a)     (0.00)(a)    (0.01 )      (0.01)
       0.15         0.38          0.67##       0.13         0.53
    --------     --------     ---------     --------     --------
       0.13         0.38          0.67         0.12         0.52
      --           (0.03)        --           --           (0.02)
      (0.00)(a)    (0.01)        --           (0.00 )(a)   --
    --------     --------     ---------     --------     --------
      (0.00)(a)    (0.04)         0.00(a)     (0.00 )(a)   (0.02)
    --------     --------     ---------     --------     --------
     $11.14       $11.01       $ 10.67      $ 11.17       $11.05
     ------       ------        ------      -------       ------
       1.22%        3.61%         6.70%+++     1.12 %       4.95%
     ------       ------        ------      -------       ------
     $2,394       $2,919       $   406      $23,591       $9,511
       1.90%        1.80%         1.30%+       1.90 %       1.80%+
      (0.15)%      (0.16)%        0.33%+      (0.15 )%     (0.16)%+
         56%          81%            7%          56 %         81%
       1.91%        1.89%         2.05%+       1.91 %       1.89%+
     $(0.02)      $ 0.00(a)    $  0.00(a)   $ (0.01 )     $(0.02)

       INVESTOR C SHARES           INVESTOR N SHARES
    -----------------------     -----------------------
      YEAR         PERIOD         YEAR         PERIOD
      ENDED         ENDED         ENDED         ENDED
    11/30/94#     11/30/93*     11/30/94#     11/30/93*
    ---------------------------------------------------
     $ 10.78       $  9.89       $ 10.82       $  9.88
    ---------     ---------     ---------     ---------
       (0.14)        (0.09)        (0.14)        (0.02)
        0.70          0.98          0.70          0.96
    ---------     ---------     ---------     ---------
        0.56          0.89          0.56          0.94
       (0.14)        --            (0.14)        --
    ---------     ---------     ---------     ---------
       (0.14)        --            (0.14)        --
    ---------     ---------     ---------     ---------
     $ 11.20       $ 10.78       $ 11.24       $ 10.82
      ------        ------        ------        ------
        5.19%         9.00%         5.17%         9.51%
      ------        ------        ------        ------
     $   542       $   469       $15,909       $ 3,594
        2.01%         1.80%+        2.01%         1.80%+
       (1.29)%       (1.15)%+      (1.29)%       (1.15)%+
         129%          159%          129%          159%
        2.01%         2.01%+        2.01%         2.01%+
     $ (0.12)      $ (0.11)      $ (0.09)      $ (0.03)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST

---------------------------------------------------------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS   (CONTINUED)

                                                                      TRUST A SHARES                     INVESTOR A SHARES
                                                              -------------------------------     -------------------------------
                                                                YEAR       YEAR      PERIOD         YEAR       YEAR      PERIOD
                                                               ENDED      ENDED       ENDED        ENDED      ENDED       ENDED
                                                              11/30/94   11/30/93   11/30/92*     11/30/94   11/30/93   11/30/92*
                                                              -------------------------------------------------------------------
NATIONS BALANCED ASSETS FUND:
Operating performance:
Net asset value, beginning of year..........................  $  10.87   $  10.24   $   10.00     $  10.86   $  10.24   $  10.00
                                                              --------   --------   ---------     --------   --------   --------
Net investment income.......................................      0.25       0.29        0.06         0.22       0.29       0.01
Net realized and unrealized gain/(loss) on investments......     (0.43)      0.64        0.18##      (0.44)      0.62       0.23##
                                                              --------   --------   ---------     --------   --------   --------
Net increase/(decrease) in net assets resulting from
  investment operations.....................................     (0.18)      0.93        0.24        (0.22)      0.91       0.24
Distributions:
Dividends from net investment income........................     (0.25)     (0.30)         --        (0.22)     (0.29)        --
                                                              --------   --------   ---------     --------   --------   --------
Total distributions:........................................     (0.25)     (0.30)         --        (0.22)     (0.29)        --
                                                              --------   --------   ---------     --------   --------   --------
Net asset value, end of year................................  $  10.44   $  10.87   $   10.24     $  10.42   $  10.86   $  10.24
                                                              --------   --------   ---------     --------   --------   --------
Total return++..............................................     (1.73)%     9.22%       2.40%+++    (2.02)%     8.93%      2.40%+++
                                                              --------   --------   ---------     --------   --------   --------
Ratios to average net assets/supplemental data:
Net assets, end of year (in 000's)..........................  $162,215   $178,270   $ 111,953     $  4,881   $  5,191   $    547
Ratio of operating expenses to average net assets...........      0.98%      0.90%       0.30%+       1.23%      1.15%      0.55%+
Ratio of net investment income to average net assets........      2.31%      2.82%       3.85%+       2.06%      2.57%      3.60%+
Portfolio turnover rate.....................................       156%        50%         79%         156%        50%        79%
Ratio of operating expenses to average net assets before
  fee waivers...............................................      0.99%      0.97%       1.05%+       1.24%      1.22%      1.30%+
Net investment income per share before fee waivers..........  $   0.25   $   0.29   $    0.05     $   0.22   $   0.28   $   0.01

---------------

    * The Nations Balanced Assets Fund Trust A Shares, Investor A Shares, Investor C Shares and Investor N Shares commenced operations on September 30, 1992, October 2, 1992, October 2, 1992 and June 7, 1993, respectively.
    + Annualized.
   ++ Total Return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
  +++ Unaudited.
   ## The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS   (CONTINUED)

         INVESTOR C SHARES                INVESTOR N SHARES
-----------------------------------     ----------------------
  YEAR         YEAR        PERIOD         YEAR        PERIOD
 ENDED        ENDED         ENDED        ENDED         ENDED
11/30/94     11/30/93     11/30/92*     11/30/94     11/30/93*
--------------------------------------------------------------

 $10.82       $10.23       $ 10.00      $ 10.85       $ 10.61
 ------       ------       -------      -------       -------
   0.14         0.23          0.01         0.17          0.14
  (0.43)        0.59          0.22##      (0.44 )        0.23
 ------       ------       -------      -------       -------
  (0.29)        0.82          0.23        (0.27 )        0.37
  (0.15)       (0.23)           --        (0.18 )       (0.13)
 ------       ------       -------      -------       -------
  (0.15)       (0.23)           --        (0.18 )       (0.13)
 ------       ------       -------      -------       -------
 $10.38       $10.82       $ 10.23      $ 10.40       $ 10.85
 ------       ------       -------      -------       -------
  (2.72)%       8.06%         2.30%+++    (2.51 )%       3.45%
 ------       ------       -------      -------       -------
 $  951       $1,196       $   156      $52,905       $27,982
   1.98%        1.90%         1.30%+       1.73%         1.65%+
   1.31%        1.82%         2.85%+       1.56%         2.07%+
    156%          50%           79%         156%           50%
   1.99%        1.97%         2.05%+       1.74%         1.72%+
 $ 0.14       $ 0.22       $  0.01      $  0.17       $  0.14

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS   (CONTINUED)
FOR A TRUST A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                                                                            PERIOD
                                                                                                            ENDED
                                                                                                           11/30/94*
                                                                                                            -------
NATIONS EQUITY INDEX FUND:
Operating performance:
Net asset value, beginning of period.....................................................................  $  10.00
                                                                                                           --------
Net investment income....................................................................................      0.24
Net realized and unrealized loss on investments..........................................................     (0.21)
                                                                                                           --------
Net increase in net assets resulting from investment operations..........................................      0.03
Distributions:
Dividends from net investment income.....................................................................     (0.19)
                                                                                                           --------
Total distributions:.....................................................................................     (0.19)
                                                                                                           --------
Net asset value, end of period...........................................................................  $   9.84
                                                                                                            -------
Total return++...........................................................................................      0.29%
                                                                                                            -------
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................................................................  $123,147
Ratio of operating expenses to average net assets........................................................      0.35%+
Ratio of net investment income to average net assets.....................................................      2.64%+
Portfolio turnover rate..................................................................................        14%
Ratio of operating expenses to average net assets before fee waivers.....................................      0.79%+
Net investment income per share before fee waivers.......................................................  $   0.20

---------------

    * The Nations Equity Index Fund Trust A Shares commenced operations on December 15, 1993.
    + Annualized.
   ++ Total Return represents aggregate total return for the period indicated.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS   (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                   TRUST A SHARES                     INVESTOR A SHARES         INVESTOR N SHARES
                                        -------------------------------------     -------------------------     -----------------
                                         PERIOD        PERIOD        PERIOD         PERIOD         PERIOD            PERIOD
                                          ENDED         ENDED         ENDED         ENDED          ENDED              ENDED
                                        11/30/94*     04/29/94*     04/30/93*     11/30/94**     04/29/94**        11/30/94***
                                        -----------------------------------------------------------------------------------------
NATIONS SPECIAL EQUITY FUND
Operating performance:
Net asset value, beginning of
  period..............................   $ 13.31       $ 13.65       $ 10.00        $13.30         $14.94             $12.77
                                         -------       -------       -------        ------         ------             ------
Net investment income/(loss)..........      0.01         (0.05)        (0.03)         0.00(a)       (0.04)             (0.02)
Net realized and unrealized
  gain/(loss) on investments..........     (0.23)##       2.66          3.74         (0.23)##        1.35               0.28
                                         -------       -------       -------        ------         ------             ------
Net increase/(decrease) in net assets
  resulting from investment
  operations..........................     (0.22)         2.61          3.71         (0.23)          1.31               0.26
Distributions:
Dividends from net investment
  income..............................     (0.01)           --            --         (0.01)            --              (0.01)
Distributions from net realized
  gains...............................        --         (2.95)        (0.06)           --          (2.95)                --
Return of capital.....................     (0.00)(a)        --            --         (0.00)(a)         --              (0.00)(a)
                                         -------       -------       -------        ------         ------             ------
Total distributions:..................     (0.01)        (2.95)        (0.06)        (0.01)         (2.95)             (0.01)
                                         -------       -------       -------        ------         ------             ------
Net asset value, end of period........   $ 13.08       $ 13.31       $ 13.65        $13.06         $13.30             $13.02
                                         -------       -------       -------        ------         ------             ------
Total return++........................     (1.62)%       18.79%        37.13%        (1.71)%         8.31%              2.02%
                                         -------       -------       -------        ------         ------             ------
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)..............................   $ 9,947       $ 8,079       $ 4,638        $  252         $  165            $   177
Ratio of operating expenses to average
  net assets..........................      1.13%+        1.20%+        1.20%+        1.23%+         1.30%+             2.09%+
Ratio of net investment income/(loss)
  to average net assets...............      0.12%+       (0.60)%+      (0.58)%+       0.02%+        (0.62)%+           (0.84)%+
Portfolio turnover rate...............       177%          475%          203%          177%           475%               177%
Ratio of operating expenses to average
  net assets before fee waivers.......      1.56%+        1.53%+        1.31%+        1.66%+         1.74%+             2.52%+
Net investment income/(loss) per share
  before fee waivers..................   $ (0.03)      $ (0.08)      $ (0.03)       $(0.07)        $(0.07)           $ (0.03)


---------------

    * The current period for the Nations Special Equity Fund Trust A Shares reflects operations from April 30, 1994 through
      November 30, 1994. The financial information for the fiscal periods through April 29, 1994 is based on the financial information for The Capitol Mutual Funds Special Equity Portfolio Class A Shares, which were reorganized into Trust A
      Shares of Nations Special Equity Fund as of the close of business on April 29, 1994. The Capitol Mutual Funds Special
      Equity Portfolio Class A Shares commenced operations on October 1, 1992. (Note 9).
   ** The current period for the Nations Special Equity Investor A Shares reflects operations from April 30, 1994 through
      November 30, 1994. The financial information for the fiscal periods through April 29, 1994 is based on the financial information for The Capitol Mutual Funds Special Equity Portfolio Class B Shares, which were reorganized into Investor A
      Shares of Nations Special Equity Fund as of the close of business on April 29, 1994. The Capitol Mutual Funds Special
      Equity Portfolio Class B Shares commenced operations on July 26, 1993. (Note 9).
  *** The Nations Special Equity Fund Investor N Shares commenced operations on May 20, 1994.
    + Annualized.
   ++ Total Return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
   ## The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.
  (a) Value represents less than $0.01 per share.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES.

     Nations Fund Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. As of the date of this report, the Trust offers thirty-four separate portfolios. Information presented in these financial statements pertains only to Nations Value Fund, Nations Capital Growth Fund, Nations Balanced Assets Fund, Nations Emerging Growth Fund, Nations Equity Index Fund and Nations Special Equity Fund (collectively the "Funds"). The financial statements for the remaining funds have been presented under separate covers. Each Fund (except Equity Index Fund) currently offers four classes of shares: Trust A Shares, Investor A Shares, Investor C Shares (formerly Investor B Shares) and Investor N Shares (formerly Investor C Shares). The Equity Index Fund currently offers only Trust A Shares. The Board of Trustees has authorized each Fund to issue Trust B Shares. As of November 30, 1994, no Trust B Shares have been issued. Matters affecting each class will be voted on exclusively by their shareholders. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

     Securities Valuation: The Funds' portfolio securities which are traded on a recognized stock exchange are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded only on over-the-counter markets are valued on the basis of the closing over-the-counter bid prices or if no sale occurred on such day at the mean of the current bid and ask prices. Certain securities may be valued by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available and other assets are valued under the supervision of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

     Repurchase Agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. Unless permitted by the Securities and Exchange Commission, the Fund will not enter into repurchase agreements with the investment adviser, the distributor or any of their affiliates. The Funds' investment adviser, under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

     Dollar Roll Transactions: Dollar roll transactions consist of the sale by a Fund of mortgage-backed or other asset-backed securities, together with a commitment to purchase similar, but not identical, securities at a future date, at the same price. In addition, a Fund is paid a fee as consideration for entering into the commitment to purchase. The fee is accrued as income over the life of the dollar roll contract. If the broker/dealer to whom the Fund sells the security becomes insolvent, the Fund's commitment to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held, and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     Futures Contracts: The Equity Index Fund engages in futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract.

     For long futures positions, the asset is marked-to-market daily to reflect the current market value of the futures contract. The daily changes in the contract are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

     Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold. Interest income adjusted for amortization of market discounts and premiums on investments on the straight-line method and of original issue discounts on the effective yield method, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among the classes based upon the relative average net assets of each class.

     Dividends and Distributions to Shareholders: It is the policy of each Fund to declare and pay dividends from net investment income each calendar quarter. Each Fund will distribute net realized capital gains (including net short-term capital gains), unless offset by any available capital loss carryforward, annually after the fiscal year in which earned. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees in order to avoid application of the 4% non-deductible Federal excise tax. Income distributions and capital gain distributions on a Fund level are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

     For the year ended November 30, 1994, certain reclassification adjustments were made between undistributed net investment income, realized gains and paid-in capital due to different book and tax accounting for post October losses, net operating losses and paydowns of certain debt instruments.
                                                            INCREASE/(DECREASE)   INCREASE/(DECREASE)
                                             INCREASE/       UNDISTRIBUTED NET        ACCUMULATED
                                            (DECREASE)          INVESTMENT           NET REALIZED
                                          PAID-IN CAPITAL      INCOME/(LOSS)          GAIN/(LOSS)
                                          -----------------------------------------------------
        Value Fund......................     $ 593,555           $--                   $(593,555)
        Emerging Growth Fund............      (602,199)            602,199              --
        Balanced Assets Fund............       --                  (80,533)               80,533

     Paid-in capital was reduced by $3,199 for the Special Equity Fund, due to a tax return of capital.

     Federal Income Taxes: Each Fund intends to qualify as a regulated investment company, by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     Expenses: General expenses of the Trust are allocated to all the Funds based upon relative net assets. Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes based on the relative average net assets of each class.

     Reclassifications: During the current period, the Funds adopted Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies." Accordingly, certain reclassifications have been made to the components of capital in the Statement of Assets and Liabilities to conform with the accounting and reporting guidelines of this statement. Distributions from book basis accumulated realized gains or undistributed net investment income that were the result of permanent book and tax accounting differences have been reclassified to paid-in capital. Accordingly, amounts have been reclassified to reflect an increase/(decrease) in paid-in capital, an increase/(decrease) in undistributed net investment income and an increase/(decrease) in accumulated net realized gain/(loss) as of November 30, 1993. The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

     Amounts reclassified as of November 30, 1993 were based on the following adjustments:

                                                             INCREASE/(DECREASE)   INCREASE/(DECREASE)
                                                              UNDISTRIBUTED NET        ACCUMULATED
                                       INCREASE/(DECREASE)       INVESTMENT           NET REALIZED
                                         PAID-IN CAPITAL        INCOME/(LOSS)          GAIN/(LOSS)
                                          ---------------------------------------------------------
        Capital Growth Fund..........        $(9,198)             $   9,198             $   --
        Emerging Growth Fund.........         91,355                160,281              (251,636)
        Balanced Assets Fund.........          --                  (122,846)              122,846

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS.

     The Trust has entered into an Investment Advisory Agreement with NationsBank, N.A. (Carolinas) ("NationsBank"), as successor to NationsBank of North Carolina, N.A., an indirect wholly owned subsidiary of NationsBank Corporation, with respect to each Fund.

     Under the terms of the Investment Advisory Agreement, the Funds pay a fee
at the following annual rates of average daily net assets:
                                                                             ANNUAL RATE
                                                                             ----------
        Value Fund, Capital Growth Fund, Emerging Growth Fund and Balanced
          Assets Fund......................................................      0.75%
        Equity Index Fund..................................................      0.50%
        Special Equity Fund................................................      0.15%

     In addition, the Trust, on behalf of the Special Equity Fund, has entered into a Sub-Investment Advisory Agreement with ASB Capital Management, Inc. ("ASBCM"), an indirect, wholly owned subsidiary of NationsBank Corporation. Under this Agreement, ASBCM is entitled to a fee equal to 0.60%, on an annualized basis, of the average daily net assets of the Special Equity Fund.

     Stephens Inc. ("Stephens") serves as the Trust's administrator pursuant to an Administration Agreement. The Shareholder Services Group, Inc. ("TSSG"), wholly owned subsidiary of First Data Corporation, serves as the Trust's co-administrator pursuant to a Co-Administration Agreement. Pursuant to the Administration and Co-Administration Agreements, the administrator and the co-administrator are entitled to

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of average daily net assets of the Trust and the investment portfolios of Nations Fund, Inc. (another registered open-end investment company that is part of the Nations Fund Family) on a combined basis.

     Prior to May 6, 1994, The Boston Company Advisors, Inc. served as the Trust's co-administrator and received fees equivalent to the current rate for its services.

     For the year ended November 30, 1994, Stephens earned $1,097,401 (after fee waivers) for its services.

     The investment adviser, administrator and co-administrator may, from time to time, reduce their fees payable by each Fund (either voluntarily or pursuant to applicable state limitations). For the year ended November 30, 1994, the investment adviser, administrator and/or co-administrator voluntarily waived fees as follows:

                                                              FEES WAIVED     FEES WAIVED BY
                                                                   BY         ADMINISTRATOR/
                                                              NATIONSBANK    CO-ADMINISTRATOR
                                                               -----------------------------
        Value Fund..........................................    $ 53,149          $12,070
        Capital Growth Fund.................................      --               53,278
        Emerging Growth Fund................................      --               12,760
        Balanced Assets Fund................................      --               17,874
        Equity Index Fund...................................     433,345           12,305
        Special Equity Fund.................................      --                  414

     No officer, director or employee of NationsBank, Stephens or TSSG, or any affiliate thereof, receives any compensation from the Trust for serving as Trustee or officer of the Trust. The Trust pays each Trustee an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus an additional $500 for each fund and an additional $500 for each board meeting attended, plus reimbursement of expenses incurred in attending such meetings.

     NationsBank of Texas, N.A. acts as the Funds' custodian. For the year ended November 30, 1994, NationsBank of Texas, N.A. earned $425,652 for providing custody services. The custodian may, from time to time, reduce its fees payable by each Fund. For the year ended November 30, 1994, the custodian reimbursed expenses of $23,093 to the Special Equity Fund. TSSG serves as transfer agent for the Funds' Shares. NationsBank of Texas, N.A. acts as the sub-transfer agent for the Trust A Shares. Prior to July 1, 1994, NationsBank of Texas, N.A. served as the sole transfer agent for the Trust A Shares. For the year ended November 30, 1994, NationsBank of Texas, N.A. earned $36,996 for providing transfer agency services.

     Stephens acts as the distributor of the Funds' Shares. For the year ended November 30, 1994, the Funds were informed that the distributor received $74,574, representing commissions (sales charges) on sales of Investor A Shares of the Funds. For the year ended November 30, 1994, the Funds were informed that the distributor received $278,327 in contingent deferred sales charges from Investor C and Investor N Shareholders of the Funds. A substantial portion of these fees are paid to affiliates of NationsBank.

3. SHAREHOLDER SERVICING AND DISTRIBUTION PLANS.

     The Trust has adopted a shareholder servicing and distribution plan ("Investor A Plan") pursuant to Rule 12b-1 under the 1940 Act for Investor A Shares of each Fund. Aggregate fees under the Investor A Plan may not exceed 0.25%, on an annualized basis, of the average daily net assets of the Investor A Shares of the Funds. Fees paid by the Funds under the Investor A Plan are paid directly to the distributor. Fees paid pursuant to the Investor A Plan are charged as expenses of Investor A Shares of a Fund as accrued.

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to Investor C Shares ("Investor C Plan") and Investor N Shares ("Investor N Plan") of each Fund. Pursuant to the Plans, the Funds pay the distributor for certain expenses that are incurred in connection with the support and distribution of Investor C or Investor N Shares of the Funds. Payments under the Investor C Plan and Investor N Plan are accrued daily and paid monthly at a rate that will not exceed 0.75%, on an annualized basis, of the average daily net assets of the Investor C or Investor N Shares of the Funds, respectively. Fees paid pursuant to the Investor C Plan and Investor N Plan are charged as expenses of Investor C or Investor N Shares of a Fund, respectively, as accrued.

     The Trust also has adopted shareholder servicing plans with respect to Investor C Shares (Investor C Servicing Plan") and Investor N Shares ("Investor N Servicing Plan") of each Fund. Under the Plans, a Fund may pay for certain shareholder support services that are provided to holders of Investor C and Investor N Shares by the servicing agents that have entered into a shareholder servicing agreement with the Trust. Payments under the Investor C Servicing Plan and Investor N Servicing Plan are accrued daily and paid monthly at a rate that will not exceed 0.25% of the average daily net assets of the Investor C or Investor N Shares of the Fund, respectively. Fees paid pursuant to the Investor C Servicing Plan and Investor N Servicing Plan are charged as expenses of Investor C or Investor N Shares of a Fund, respectively, as accrued.

     A substantial portion of the fees paid, pursuant to the Plans described above, are paid to affiliates of NationsBank.

     For the year ended November 30, 1994, the Funds incurred the following amounts pursuant to the above Plans:
                                                            FEES PAID PURSUANT TO:
                                    ----------------------------------------------------------------------
                                    INVESTOR A   INVESTOR C     INVESTOR C     INVESTOR N     INVESTOR N
                                       PLAN         PLAN      SERVICING PLAN      PLAN      SERVICING PLAN
                                    ----------------------------------------------------------------------
        Value Fund................   $ 88,816     $ 25,508        $8,502        $ 139,041      $ 69,520
        Capital Growth Fund.......     28,095       19,275         6,425          133,986        44,662
        Emerging Growth Fund......      6,769        3,634         1,211           74,658        24,886
        Balanced Assets Fund......     12,835        8,392         2,797          235,855       117,927
        Special Equity Fund.......        123          N/A           N/A              294           121

     The chart below shows the effective rates, expressed as a percentage of average daily net assets, paid by the Funds under the shareholder servicing and distribution plans for the period ended November 30, 1994:

                                    INVESTOR A   INVESTOR C     INVESTOR C     INVESTOR N     INVESTOR N
                                       PLAN         PLAN      SERVICING PLAN      PLAN      SERVICING PLAN
                                    ----------------------------------------------------------------------
        Value Fund................       0.25%        0.75%         0.25%            0.50%         0.25%
        Capital Growth Fund.......       0.25         0.75          0.25             0.75          0.25
        Emerging Growth Fund......       0.25         0.75          0.25             0.75          0.25
        Balanced Assets Fund......       0.25         0.75          0.25             0.50          0.25
        Special Equity Fund.......       0.10          N/A           N/A             0.71          0.25

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. PURCHASES AND SALES OF SECURITIES.

     The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. government securities and short-term investments, for the year ended November 30, 1994 were as follows:

                                                         PURCHASES              SALES
                                                        ---------------------------------

        Value Fund...................................   $715,381,363         $619,164,243
        Capital Growth Fund..........................    391,245,625          372,386,777
        Emerging Growth Fund.........................    259,364,822          203,334,791
        Balanced Assets Fund.........................    188,702,482          183,251,895
        Equity Index Fund............................    130,193,469           11,915,535
        Special Equity Fund..........................     15,555,535           11,875,451

     The aggregate cost of purchases and proceeds from sales of securities of long-term U.S. government securities for the year ended November 30, 1994 were as follows:
                                                         PURCHASES              SALES
                                                        ---------------------------------

        Balanced Assets Fund.........................   $195,657,799         $179,988,287

     At November 30, 1994, aggregate gross unrealized appreciation and unrealized depreciation of securities for tax purposes were as follows:
                                                           UNREALIZED            UNREALIZED
                                                          APPRECIATION          DEPRECIATION
                                                          -----------------------------------
        Value Fund.....................................    $ 20,674,801          $ 55,183,173
        Capital Growth Fund............................      80,633,714            22,487,617
        Emerging Growth Fund...........................      18,899,749             8,695,198
        Balanced Assets Fund...........................       9,341,584             8,773,946
        Equity Index Fund..............................       4,595,353             8,121,893
        Special Equity Fund............................         794,331               378,784

     Information regarding dollar roll transactions for the Balanced Assets Fund is as follows:

        Maximum amount outstanding during the year.......................  $ 6,948,516
        Average amount outstanding during the year.......................    2,161,676
        Average fund shares outstanding during the year..................   22,182,882
        Average amount outstanding per share.............................  $      0.10

     Fee income earned by the Balanced Assets Fund for the year ended November 30, 1994, under dollar roll transactions aggregated $84,410.

     The average amount outstanding during the year was calculated by summing borrowings at the end of each day and dividing the sum by the number of days in the year ended November 30, 1994.

5. SHARES OF BENEFICIAL INTEREST.

     As of November 30, 1994, an unlimited number of shares without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any class of shares into one or more series of shares. See Schedule of Capital Stock Activity.

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. ORGANIZATION COSTS.

     The Funds bear all costs in connection with their organization, including the fees and expenses of registering and qualifying their shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line method over a period of five years from commencement of operations. In the event that any of the shares issued by the Funds to their sponsor prior to the commencement of the Funds' public offering ("initial shares") are redeemed during such amortization period by any holder thereof, the Funds will be reimbursed by the holder for any unamortized organization costs in the same proportion as the number of initial shares redeemed bears to the number of initial shares outstanding at the time of redemption.

7. LINE OF CREDIT.

     The Trust and Nations Fund, Inc. participate in a $25 million line of credit provided by Mellon Bank, N.A. (the "Bank") under a Line of Credit Agreement (the "Agreement") dated March 17, 1994. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under this Agreement, each Fund may borrow up to the lesser of $10 million or 5% of its net assets. Interest is payable at the higher of the Bank's Money Market Rate or the London Interbank Offered Rate (LIBOR) plus 0.25% on an annualized basis. The Funds and the other affiliated entities are charged an aggregate commitment fee of 0.25% per annum on the amount of the line of credit. Each Fund shall be liable only for that portion of the commitment with respect to such Fund and shall not be liable for the portion of the commitment fee of any other fund. The Agreement requires, among other things, that each participating fund maintain a ratio of net assets (not including funds borrowed pursuant to the Agreement) to aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

     During the year ended November 30, 1994, the Equity Index Fund had the following borrowings under the Agreement:

    AMOUNT
OUTSTANDING AT       MAXIMUM         AVERAGE                      AVERAGE       INTEREST RATE
 NOVEMBER 30,        AMOUNT          AMOUNT         AVERAGE        DEBT        ----------------    INTEREST
     1994          OUTSTANDING     OUTSTANDING       SHARES      PER SHARE      HIGH      LOW      EXPENSE
----------------------------------------------------------------------------------------------------------
      --            $ 300,000        $ 2,740       22,182,882    $ 0.00(a)     5.50%     5.00%      $ 151

(a) Value represents less than $0.01 per share.

     The average amount outstanding was calculated by summing the borrowings at the end of each day and dividing the sum by the number of days in the year ended November 30, 1994.

8. CAPITAL LOSS CARRYFORWARD.

     At November 30, 1994, the following Fund had a capital loss carryforward as follows:

        FUND                                           CAPITAL LOSS CARRYFORWARD    EXPIRING
        --------------------------------------------------------------------------------------
        Special Equity Fund..........................          $(367,963)           11/30/2002

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9. REORGANIZATION.

        On April 29, 1994, the Value Fund (Acquiring Fund) acquired the assets and certain liabilities of The Capitol Mutual Fund's
Equity Portfolio (Acquired Fund), in exchange for shares of the Acquiring Fund, pursuant to a plan of tax-free reorganization approved by the Acquired Fund's shareholders on March 31, 1994. Total shares issued by the Acquiring Fund, the value of the shares issued by the Acquiring Fund, the total net assets of the Acquired Fund and the Acquiring Fund and any unrealized depreciation included in the Acquired Fund's total net assets at the acquiring date were as follows:

                                                  VALUE OF
                                      SHARES       SHARES       TOTAL NET     TOTAL NET       ACQUIRED
                                     ISSUED BY    ISSUED BY     ASSETS OF     ASSETS OF         FUND
   ACQUIRING                         ACQUIRING    ACQUIRING     ACQUIRED      ACQUIRING      UNREALIZED
     FUND          ACQUIRED FUND       FUND         FUND          FUND          FUND*       DEPRECIATION
---------------------------------------------------------------------------------------------------------
Nations Value    The Capitol Mutual
  Fund           Funds Equity
                 Portfolio           2,158,820   $28,863,030   $28,863,030   $867,890,020    $  1,410,132

* The value of the net assets of the Acquiring Fund immediately after the acquisition was $896,753,050


Effective April 30, 1994, substantially all of the assets and liabilities of The Capitol Mutual Funds Special Equity Portfolio were reorganized, in a tax-free exchange, into Nations Special Equity Fund. Shares of beneficial interest exchanged were on a one for one basis.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF NATIONS FUND TRUST

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nations Value Fund, Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Balanced Assets Fund, Nations Equity Index Fund and Nations Special Equity Fund (each a Portfolio of Nations Fund Trust, hereafter referred to as the "Trust") at November 30, 1994 and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1994 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts
January 19, 1995

THE NATIONS FUND FAMILY

EQUITY FUNDS
GROWTH
Nations Capital Growth Fund
Nations Emerging Growth Fund
Nations Equity Index Fund*
Nations Special Equity Fund

GROWTH AND INCOME
Nations Balanced Assets Fund
Nations Equity Income Fund
Nations International Equity Fund
Nations Value Fund

BOND FUNDS
INCOME
Nations Adjustable Rate Government Fund
Nations Diversified Income Fund
Nations Government Securities Fund
Nations Managed Bond Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund
Nations Strategic Fixed Income Fund
Nations Mortgage-Backed Securities Fund*

TAX-FREE INCOME
Nations Florida Municipal Bond Fund
Nations Florida Intermediate Municipal Bond Fund
Nations Georgia Municipal Bond Fund
Nations Georgia Intermediate Municipal Bond Fund
Nations Maryland Municipal Bond Fund
Nations Maryland Intermediate Municipal Bond Fund
Nations North Carolina Municipal Bond Fund
Nations North Carolina Intermediate Municipal Bond Fund
Nations South Carolina Municipal Bond Fund
Nations South Carolina Intermediate Municipal Bond Fund
Nations Tennessee Municipal Bond Fund
Nations Tennessee Intermediate Municipal Bond Fund
Nations Texas Municipal Bond Fund
Nations Texas Intermediate Municipal Bond Fund
Nations Virginia Municipal Bond Fund
Nations Virginia Intermediate Municipal Bond Fund
Nations Municipal Bond Fund
Nations Intermediate Municipal Bond Fund
Nations Short-Term Municipal Income Fund

MONEY MARKET FUNDS
Nations Government Money Market Fund
Nations Prime Fund
Nations Tax Exempt Fund
Nations Treasury Fund

*Trust classes only

[NATIONS FUND LOGO]                                               BULK RATE
PO Box 9654                                                      U.S. POSTAGE
Providence, RI 02940-9654                                            PAID
Toll Free 1-800-982-2271                                          BOSTON, MA
                                                                  PERMIT NO.
                                                                    54201


AR1-11/94

                              [NATIONS FUND LOGO]

                                     ANNUAL

                      For the Year Ended November 30, 1994

                                     REPORT


NATIONS SHORT-INTERMEDIATE
           GOVERNMENT FUND

           NATIONS MANAGED
                 BOND FUND

        NATIONS SHORT-TERM
               INCOME FUND

   NATIONS ADJUSTABLE RATE
           GOVERNMENT FUND

       NATIONS DIVERSIFIED
               INCOME FUND

   NATIONS STRATEGIC FIXED
               INCOME FUND

   NATIONS MORTGAGE-BACKED
           SECURITIES FUND

NATIONS FUND TRUST


DEAR SHAREHOLDER:

     Throughout 1994, the yield on the 30-year U.S. Treasury bond was on the rise. This benchmark began the year at 6.3% and pushed above 8.0% by Fall. Both short-term and long-term interest rates increased and the yield curve, which measures the difference between short-term and long-term rates, flattened. The difference in yield between the two-year Treasury note and the 30-year Treasury bond shrank from over two points at the outset of the year, to less than half a point by year-end. What accounted for the rise in interest rates and the flattening of the yield curve? Simply stated, the economy produced more goods and services and a greater number of jobs than expected. After many quarters of sub-standard economic performance, 1994 became the year in which the economy would not quit.

     In order to understand the fixed income market in 1994, it is important to first comprehend the unusual environment that preceded it. After the last recession officially ended, the economy remained sluggish. While long-term interest rates declined during this period, short-term rates plunged, resulting in an unusually steep yield curve. The steep yield curve worked well to accommodate economic expansion and in the fourth quarter of 1993 the economy surged to life. Gross Domestic Product advanced 6.3% (initially reported at over 7%) in the fourth quarter.

     Initially, many investors assumed that the rapid expansion in late 1993 was an aberration, and the reaction in the credit markets was mild. However, the economic report card in 1994 dispelled any notion of sluggishness. Unemployment, after hovering in the 6.5% to 7% range, dropped to 6% by mid-year. Capacity utilization moved above 84% by July, and began to trigger concern that the U.S. economy was nearing its full potential. Moreover, the Federal Reserve Board acted on numerous occasions to raise short-term rates. Meanwhile inflation remained largely in check. The annualized rate of increase in the Consumer Price Index rose from about 2.5% in January to about 3% at the beginning of the fourth quarter. By historic standards, the rise in inflation was rather mild.

     As a result, real rates of interest (yield less inflation) were quite high. Nonetheless, investors remained wary of the bond market. Investors feared that at some point in the economic cycle inflation would be unleashed, thereby undermining their fixed income investments. As a result, the bond markets suffered several setbacks as the year wore on.

     The new year may prove more generous to fixed income investors than 1994. The economic recovery has aged considerably and much of its potential may be exhausted. Moreover, rising interest rates and tightening Federal Reserve policy will eventually draw down economic vitality. Thus, we anticipate that 1995 may bring a modest rally to the fixed income markets. As the months go by we think the fears of an over-heated economy and rampant inflation will recede.

Sincerely,

[sig]                                         [sig]

A. Max Walker                                 Mark H. Williamson
President and Chairman of the Board           Mutual Funds Group Executive,
                                              NationsBank, N.A. (Carolinas)

November 30, 1994

    SHARES OF NATIONS FUND TRUST ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, NATIONSBANK, N.A. (CAROLINAS) (TOGETHER WITH ITS PREDECESSORS "NATIONSBANK") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN NATIONS FUND TRUST INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL

    NATIONSBANK IS THE INVESTMENT ADVISER AND AN AFFILIATE OF NATIONSBANK IS CUSTODIAN TO NATIONS FUND TRUST, FOR WHICH THEY ARE COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUND TRUST.

NATIONS FUND
A PORTFOLIO FOR EVERY INVESTOR

     Since 1874, NationsBank has built its success upon a long-standing commitment of quality service to customers. Conditions change rapidly in the financial world, but the requirements for sustained success remain constant: quality products and services; a responsible investment philosophy; and a wealth of knowledge and resources.

     These characteristics are the guiding principles behind a family of mutual funds with you, the Nations Fund investor, in mind. All of the funds are advised by and made available through NationsBank, which, with its affiliates, has more than $170 billion in assets, over seven million clients, and one of the country's largest branch systems.

     As investment adviser, NationsBank provides professional management of your money which parallels the approach that has established NationsBank and its affiliates as leaders in trust and institutional investment services, currently managing over $63 billion.

     A responsible investment approach guides every decision within the Nations Fund Family, whether the goal is based on long-term growth or current income. These decisions are backed by substantial professional resources consisting of experienced equity and fixed income analysts, researchers and portfolio managers.

     There are currently 39 active funds in the Nations Fund Family, with assets totaling over $15 billion, to help you with retirement planning, college savings or any other long-range financial goal.

FOR GROWTH OF CAPITAL
(Investments primarily in stocks)
--------------------------------
-  NATIONS CAPITAL GROWTH FUND
   Objective:  To seek long-term capital appreciation.
   Approach: A flexible strategy of investing primarily in common stocks, wherever growth opportunities appear most promising. The Fund is not limited to certain industries or sectors, but invests across a broad range of companies, industries, and types of securities in search of growth opportunities.

-  NATIONS EMERGING GROWTH FUND
   Objective:  To seek capital appreciation.
   Approach: Invests in the stocks of high quality emerging growth companies that are expected to have earnings growth rates superior to most publicly traded companies. One of our most aggressive stock funds.

-  NATIONS EQUITY INDEX FUND*
   Objective: Seeks to closely approximate the total return performance of the S&P 500 Index.
   Approach: Invests primarily in equity securities of companies which constitute the S&P 500. In seeking to duplicate the performance of the S&P 500, the Fund's holdings will be allocated in approximately the same weightings as the S&P 500.

-  NATIONS SPECIAL EQUITY FUND
   Objective:  To seek capital appreciation.
   Approach: Invests in small capitalization common stocks with visible revenue, earnings and share price momentum as well as "special situation" equities. Our most aggressive stock fund.

FOR GROWTH AND INCOME
(Investments primarily in stocks)
--------------------------------
-  NATIONS EQUITY INCOME FUND
   Objective: Seeks to provide high current income and secondarily, capital appreciation.
   Approach: The Fund invests primarily in dividend-paying stocks of established companies, with the potential for increasing dividends as well as for capital appreciation. The Portfolio is designed for conservative equity investors.

-  NATIONS INTERNATIONAL EQUITY FUND
   Objective: To seek a high total return from long-term growth of capital and income.
   Approach: Invests in stocks of established non-United States issuers. Within the framework of diversification, the Fund seeks to identify and invest in companies participating in the faster growing foreign economies. While this Fund can be an important part of a diversified stock portfolio, investors should consider the additional risk of foreign investing, such as currency fluctuation.

-  NATIONS VALUE FUND
   Objective: To seek long-term capital growth, with income a secondary consideration.
   Approach: Invests in stocks considered by the investment adviser to be undervalued relative to the overall stock market. This value-based investment approach is more likely to provide opportunities for capital appreciation, and seeks to produce a higher than average dividend yield.

FOR GROWTH OF INCOME, CURRENT INCOME AND GROWTH OF CAPITAL
(Investments in stocks, bonds and money markets)
--------------------------------
-  NATIONS BALANCED ASSETS FUND
   Objective: Seeks total investment return through a combination of growth of capital and current income consistent with the preservation of capital.
   Approach: The Fund invests primarily in three major asset groups: common stocks, fixed income securities and cash equivalents. By moving freely among these securities, the Fund is able to respond to shifting market opportunities. One of our more conservative funds in the Nations Fund Family.

FOR CURRENT INCOME
(Investments in fixed income obligations)
--------------------------------
-  NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND
   Objective: To seek as high a level of current income as is consistent with prudent investment risk.
   Approach: Invests essentially all of its assets in short-intermediate-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements relating to such obligations.#

-  NATIONS MANAGED BOND FUND++
   Objective: To seek a high level of current income consistent with relative stability of principal.
   Approach: The Fund invests primarily in investment grade fixed income securities such as government and corporate fixed income issues.

-  NATIONS SHORT-TERM INCOME FUND
   Objective: To seek as high a level of current income as is consistent with prudent investment risk.
   Approach: Invests primarily in short-term investment grade corporate bonds and mortgage-backed bonds. This investment program attempts to maintain a higher level of income than normally provided by money market instruments.

-  NATIONS DIVERSIFIED INCOME FUND
   Objective: To seek as high a level of current income as is consistent with prudent investment risk.
   Approach: The Fund invests primarily in a diversified portfolio of government and corporate fixed income securities.

-  NATIONS STRATEGIC FIXED INCOME FUND
   Objective: Seeks to maximize total investment return through the active management of fixed income securities.
   Approach: The Fund invests primarily in a mix of short-, intermediate-, and long-term investment grade fixed income securities such as corporate and U.S. government or U.S. government agency bonds.

-  NATIONS GOVERNMENT SECURITIES FUND
   Objective:  Seeks to provide current income and preservation of capital.
   Approach: Invests primarily in debt obligations that are issued or guaranteed by the U.S. government, its agencies, authorities and instrumentalities.#

FOR CURRENT INCOME
(Investments in fixed income obligations)
--------------------------------
-  NATIONS ADJUSTABLE RATE GOVERNMENT FUND
   Objective: To seek as high a level of current income as is consistent with minimum fluctuation of share price.
   Approach: Invests primarily in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.#

-  NATIONS MORTGAGE-BACKED SECURITIES FUND*
   Objective: To seek as high a level of total investment return as is consistent with prudent investment risk.
   Approach: Invests primarily in mortgage-related securities, which combine high credit quality and high yields.

-  NATIONS MUNICIPAL INCOME FUND+
   Objective: To seek a high level of current interest income that is exempt from federal income taxes.
   Approach: Invests primarily in investment grade tax-exempt obligations across a wide range of municipalities and geographic regions to add diversity to the Fund.

-  NATIONS INTERMEDIATE MUNICIPAL BOND FUND+
   Objective: To seek a high level of current interest income that is exempt from federal income taxes.
   Approach: Invests primarily in intermediate investment grade tax-exempt obligations across a wide range of municipalities and geographic regions to add diversity to the Fund.

-  NATIONS SHORT-TERM MUNICIPAL INCOME FUND+
   Objective: To seek a high level of current interest income that is exempt from federal income taxes.
   Approach: Invests primarily in short-term (average weighted maturity 1 - 3 years) investment grade tax-exempt obligations across a wide range of municipalities and geographic regions to add diversity to the Fund.

FOR TAX-FREE INCOME
(Investments in municipal securities)
--------------------------------
-  NATIONS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND+
   Objective: To seek a high level of current interest income exempt from both federal income and Florida state intangibles tax, consistent with relative stability of principal.
   Approach: Invests substantially all of its assets in Florida intermediate municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

-  NATIONS FLORIDA MUNICIPAL BOND FUND+
   Objective: To seek a high level of current interest income exempt from both federal income and Florida state intangible taxes, consistent with relative stability of principal.
   Approach: Invests substantially all of its assets in Florida municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

-  NATIONS GEORGIA INTERMEDIATE MUNICIPAL BOND FUND+
   Objective: To seek a high level of current interest income exempt from both federal and Georgia state income taxes, consistent with relative stability of principal.
   Approach: Invests substantially all of its assets in Georgia intermediate municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

-  NATIONS GEORGIA MUNICIPAL BOND FUND+
   Objective: To seek a high level of current interest income exempt from both federal and Georgia state income taxes, consistent with relative stability of principal.
   Approach: Invests substantially all of its assets in Georgia municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

FOR TAX-FREE INCOME
(Investments in municipal securities)
--------------------------------
-  NATIONS MARYLAND INTERMEDIATE MUNICIPAL BOND FUND+
   Objective: To seek a high level of current interest income exempt from both federal and Maryland state income taxes, consistent with relative stability of principal.
   Approach: Invests substantially all of its assets in Maryland intermediate municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

-  NATIONS MARYLAND MUNICIPAL BOND FUND+
   Objective: To seek a high level of current interest income exempt from both federal and Maryland state income taxes, consistent with relative stability of principal.
   Approach: Invests substantially all of its assets in Maryland municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

-  NATIONS NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND+
   Objective: To seek a high level of current interest income exempt from both federal and North Carolina state income taxes and state intangibles tax, consistent with relative stability of principal.
   Approach: Invests substantially all of its assets in North Carolina intermediate municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

-  NATIONS NORTH CAROLINA MUNICIPAL BOND FUND+
   Objective: To seek a high level of current interest income exempt from both federal and North Carolina state income taxes and state intangibles tax, consistent with relative stability of principal.
   Approach: Invests substantially all of its assets in North Carolina municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 FOR TAX-FREE INCOME
 (Investments in municipal securities)
 ---------------------------------
-  NATIONS SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND+
   Objective: To seek a high level of current interest income exempt from both federal and South Carolina state income taxes, consistent with relative stability of principal.
   Approach: Invests substantially all of its assets in South Carolina intermediate municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

-  NATIONS SOUTH CAROLINA MUNICIPAL BOND FUND+
   Objective: To seek a high level of current interest income exempt from both federal and South Carolina state income taxes, consistent with relative stability of principal.
   Approach: Invests substantially all of its assets in South Carolina municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

-  NATIONS TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND+
   Objective: To seek a high level of current interest income exempt from both federal and Tennessee state income taxes, consistent with relative stability of principal.
   Approach: Invests substantially all of its assets in Tennessee intermediate municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

-  NATIONS TENNESSEE MUNICIPAL BOND FUND+
   Objective: To seek a high level of current interest income exempt from both federal and Tennessee state income taxes, consistent with relative stability of principal.
   Approach: Invests substantially all of its assets in Tennessee municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

FOR TAX-FREE INCOME
(Investments in municipal securities)
--------------------------------
-  NATIONS TEXAS INTERMEDIATE MUNICIPAL BOND FUND+
   Objective: To seek a high level of current interest income exempt from federal income taxes, consistent with relative stability of principal.
   Approach: Invests substantially all of its assets in Texas municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

-  NATIONS TEXAS MUNICIPAL BOND FUND+
   Objective: To seek a high level of current interest income exempt from federal income taxes, consistent with relative stability of principal.
   Approach: Invests substantially all of its assets in Texas municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

-  NATIONS VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND+
   Objective: To seek a high level of current interest income exempt from both federal and Virginia state income taxes, consistent with relative stability of principal.
   Approach: Invests substantially all of its assets in Virginia intermediate municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

-  NATIONS VIRGINIA MUNICIPAL BOND FUND+
   Objective: To seek a high level of current interest income exempt from both federal and Virginia state income taxes, consistent with relative stability of principal.
   Approach: Invests substantially all of its assets in Virginia municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

MONEY MARKET FUNDS FOR CURRENT INCOME AND PRESERVATION OF CAPITAL
(Investments in money market securities)
--------------------------------
-  NATIONS PRIME FUND
   Objective: To seek the maximization of current income to the extent consistent with the preservation of capital and liquidity.
   Approach: Invests in high quality money market instruments including bank certificates of deposit, banker's acceptances and commercial paper.

-  NATIONS TREASURY FUND
   Objective: To seek maximization of current income to the extent consistent with the preservation of capital and liquidity.
   Approach: Invests exclusively in obligations of the U.S. Treasury and repurchase agreements secured by Treasury obligations.#

MONEY MARKET FUNDS FOR CURRENT INCOME AND PRESERVATION OF CAPITAL
(Investments in money market securities)
--------------------------------
-  NATIONS GOVERNMENT MONEY MARKET FUND
   Objective: To seek as high a level of current income as is consistent with liquidity and stability of principal.
   Approach: Invests in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements.#

-  NATIONS TAX EXEMPT FUND+
   Objective: To seek as high a level of current interest income exempt from federal income taxes as is consistent with liquidity and stability of principal.
   Approach: Invests in municipal securities, the interest on which is exempt from regular federal income tax.

---------------

    SHARES OF NATIONS FUND TRUST ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, NATIONSBANK, N.A. (CAROLINAS) (TOGETHER WITH ITS PREDECESSORS "NATIONSBANK") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN NATIONS FUND TRUST INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

    NATIONSBANK IS THE INVESTMENT ADVISER AND AN AFFILIATE OF NATIONSBANK IS CUSTODIAN TO NATIONS FUND TRUST, FOR WHICH THEY ARE COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUND TRUST.

# These portfolio securities are guaranteed as to the timely payment of principal and interest only. This is not a guarantee of market value of the shares of the funds.

 * Offers Trust A Shares only.

++ Offers Trust A Shares, Investor A Shares and Investor C Shares only.

 + A portion of income, from municipal bonds, received by shareholders may be subject to some federal income, state and/or local tax and/or the federal alternative minimum tax.

                   NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND
                           PERFORMANCE AND COMMENTARY

INVESTMENT MANAGEMENT PROFILE

     The Fund is managed by William Brown. Mr. Brown joined NationsBank in 1969. He is a member of the Fixed Income Group and has over 22 years investment experience. He received his B.S. from Washington and Lee University and an M.B.A. from the University of Texas.

INVESTMENT OBJECTIVE

     Nations Short-Intermediate Government Fund seeks as high a level of current income as is consistent with prudent investment risk.

PERFORMANCE SUMMARY AND OVERVIEW*

     The 1994 bond market will be remembered as one of the worst that investors have seen since the 1920s. The dramatic rise in interest rates over the last 12 months can be attributed to several factors, including a weaker U.S. dollar, strength in the domestic economy, rising price pressures, and tighter monetary policy by the Federal Reserve Board (the "Fed").

     Relative performance this year was as much a function of what was not owned, as what was owned. While there have been many well-documented reports of significant losses by investors who owned securities that didn't perform as the investors had originally anticipated, we believe that our disciplined approach to risk analysis served the Fund well in 1994. We sought to avoid such pitfalls by carefully analyzing each investment's yield in light of its potential price volatility under changing market conditions. We believe that this disciplined approach has helped us meet our customers' expectations in a difficult market environment without providing the type of negative surprises that have dominated the headlines.

     An example of how this discipline benefited shareholders during the past year is found in the mortgage component of Nations Short-Intermediate Government Fund. Traditionally, the Fund has utilized mortgage-backed securities to seek to add incremental yield while maintaining the low risk credit profile of government securities. Within the mortgage sector, the Fund had historically focused its strategy on U.S. government agency Collateralized Mortgage Obligations (CMOs).

     In 1994, however, CMOs began to underperform other mortgage-backed securities. As a result, we reevaluated our mortgage strategy and shifted the focus of the strategy from CMOs to other types of pass-through securities issued by the Government National Mortgage Association and the Federal National Mortgage Association. At the beginning of the calendar year, CMOs represented almost 40% of the Fund's assets. As of November 30, 1994, CMOs comprised less than 6% of Fund assets and those that remain have short-term maturities. The CMO market has continued to underperform due to increased investor sales of such securities. By reducing the Fund's exposure to CMOs, we have reduced the impact such market pressures have on the Fund.

     The Fund has also benefited from its defensive stance in a rising rate environment. Fund duration was kept neutral to shorter than the market as represented by the Lehman Brothers Intermediate U.S. Government Index, thus lessening the interest rate sensitivity of the Fund. The Fund was also positioned to take advantage of the flattening yield curve. When short-term interest rates rose, the difference between the yield of short-term securities and longer-term securities declined. The Fund was structured to capture the positive effects of this flattening by concentrating its assets in 2-year maturities and 10-year maturities without altering the Fund's basic average maturity structure. At the end of November, the Fund had an average duration of
2.99 years and an average maturity of 4.20 years.
---------------

      * The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or the administrator(s). Such fee waivers and/or expense reimbursements have the effect of increasing total return.

     For the fiscal year ending November 30, 1994, Nations Short-Intermediate Government Fund reported a (2.23)% return.* This return exceeded the total return of the Fund's U.S. Treasury benchmark, the 5-year U.S. Treasury note, which returned (4.26)% over the same period.

     It is important to remember that interest rates move in cycles and that the present level of interest rates generally provides fixed-income investors with higher current yields than were available just one year ago. We believe that the market is nearing the end of the Fed's tightening cycle and, while a significant rally in bond prices may still be some time off, the traditional benefits of investing a portion of one's portfolio in fixed-income investments remain intact: stable income flow, diversification and a reduction in total portfolio volatility over the long term.

---------------

    * Trust A Shares total return. The total return for Investor A Shares for the one-year period ended November 30, 1994 was (2.41)%. The total return for Investor C Shares for the one-year period ended November 30, 1994 was (2.80)%. The total return for Investor N Shares for the one-year period ended November 30, 1994 was (2.81)%. Had the maximum sales charge of 3.25% on Investor A Shares, the contingent deferred sales charge of 1.00% on Investor C Shares and the contingent deferred sales charge of 4.00% on Investor N Shares been taken into effect, the total returns for such classes of shares would have been lower.

NATIONS FUND TRUST
NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND

--------------------------------------------------------------------------------
                      PORTFOLIO BREAKDOWN AS OF 11/30/94
--------------------------------------------------------------------------------



              [PIE CHART]


-----------------------------------------
       TOP HOLDINGS AS OF 11/30/94
-----------------------------------------
 1. U.S. Treasury Notes             67.6%
 2. Federal National Mortgage
    Association Certificates        26.2
 3. Government National Mortgage
    Association Certificates         5.6
 4. U.S. Treasury Bill               5.3
 5. Federal Home Loan Bank, 4.500%
    10/20/2000                       3.2
 6. Federal Home Loan Mortgage
    Corporation Certificates         2.6
 7. Second Attransco Trailer
    Corporation, Series A,
    8.500% 06/15/2002                0.8
 8. Collateralized Mortgage
    Securities Corporation,
    Series 1992-1, Class C, 6.750%
    06/20/2017                       0.8
 9. Third Attransco Trailer
    Corporation, 8.200%
    11/01/1997                       0.5

--------------------------------------------------------------------------------
           PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 11/30/94
--------------------------------------------------------------------------------

-----------------------------------------
     AVERAGE ANNUAL TOTAL RETURN
-----------------------------------------
 YEAR ENDED       (5.58)%       (2.41)%
 11/30/94
               --------------------------
 INCEPTION
 (08/05/91)        4.85%         5.90%
 THROUGH
 11/30/94
               --------------------------
               Adjusted for     Not
               maximum          adjusted
               sales charge     for sales
               of 3.25%         charge
-----------------------------------------

The chart to the right compares the growth in value of a hypothetical $10,000 investment in Investor A Shares of the Nations Short-Intermediate Government Fund on August 5, 1991 (inception) with that of a similar investment in the Lehman Brothers Short 1-5 Year U.S. Government Index, over the same time period. The Lehman Brothers Short 1-5 Year U.S. Government Index is composed of all U.S. government agency and treasury securities with maturities between 1 and 5 years.


                                 [LINE GRAPH]


--------------------------------------------------------------------------------
The performance shown represents past performance and is not predictive of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

NATIONS FUND TRUST
NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND

--------------------------------------------------------------------------------
           PERFORMANCE COMPARISON - INVESTOR C SHARES AS OF 11/30/94
--------------------------------------------------------------------------------

     ----------------------------------------
           AVERAGE ANNUAL TOTAL RETURN
     ----------------------------------------
     YEAR ENDED      (3.71)%*       (2.80)%
     11/30/94
                   --------------------------
     INCEPTION
     (06/17/92)       2.76%          2.76%
     THROUGH
     11/30/94
                   --------------------------
                                   Not
                   *Adjusted for   adjusted
                   maximum         for
                   contingent      contingent
                   deferred        deferred
                   sales charge    sales
                   of 1.00%        charge
---------------------------------------------

The chart to the right compares the growth in value of a hypothetical $10,000 investment in Investor C Shares of the Nations Short-Intermediate Government Fund on June 17, 1992 (inception) with that of a similar investment in the Lehman Brothers Short 1-5 Year U.S. Government Index, over the same time period. The Lehman Brothers Short 1-5 Year U.S. Government Index is composed of all U.S. government agency and treasury securities with maturities between 1 and 5 years.


                                 [LINE GRAPH]


--------------------------------------------------------------------------------
           PERFORMANCE COMPARISON - INVESTOR N SHARES AS OF 11/30/94
--------------------------------------------------------------------------------

     ----------------------------------------
          AVERAGE ANNUAL TOTAL RETURN
     ----------------------------------------
     YEAR ENDED       (6.49)%       (2.81)%
     11/30/94
                   --------------------------
     INCEPTION
     (06/07/93)       (2.04)%       (0.16)%
     THROUGH
     11/30/94
                   --------------------------
                                   Not
                   Adjusted for    adjusted
                   applicable      for
                   contingent      contingent
                   deferred        deferred
                   sales charge    sales
                                   charge
---------------------------------------------

The chart to the right compares the growth in value of a hypothetical $10,000 investment in Investor N Shares of the Nations Short-Intermediate Government Fund on June 7, 1993 (inception) with that of a similar investment in the Lehman Brothers Short 1-5 Year U.S. Government Index, over the same time period. The Lehman Brothers Short 1-5 Year U.S. Government Index is composed of all U.S. government agency and treasury securities with maturities between 1 and 5 years.


                                 [LINE GRAPH]


--------------------------------------------------------------------------------

The performance shown represents past performance and is not predictive of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

NATIONS FUND TRUST
NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND

--------------------------------------------------------------------------------
            PERFORMANCE COMPARISON - TRUST A SHARES AS OF 11/30/94
--------------------------------------------------------------------------------

     -----------------------------------
         AVERAGE ANNUAL TOTAL RETURN
     -----------------------------------
     YEAR ENDED               (2.23)%
     11/30/94
                      ------------------
     INCEPTION
     (08/01/91)                6.02%
     THROUGH
     (11/30/94)
                      ------------------
----------------------------------------

The chart to the right compares the growth in value of a hypothetical $10,000 investment in Trust A Shares of the Nations Short-Intermediate Government Fund on August 1, 1991 (inception) with that of a similar investment in the Lehman Brothers Short 1-5 Year U.S. Government Index, over the same time period. The Lehman Brothers Short 1-5 Year U.S. Government Index is composed of all U.S. government agency and treasury securities with maturities between 1 and 5 years.


                                 [LINE GRAPH]


--------------------------------------------------------------------------------
The performance shown represents past performance and is not predictive of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

                           NATIONS MANAGED BOND FUND
                           PERFORMANCE AND COMMENTARY

INVESTMENT MANAGEMENT PROFILE

     The Fund is managed by Mark S. Ahnrud. Mr. Ahnrud joined NationsBank in 1985 and is a Vice President and Senior Portfolio Manager. He is a member of the Fixed Income Group and has over seven years investment experience. He received a B.S. from Babson College and an M.B.A. from Fuqua School of Business at Duke University. Mr. Ahnrud is a Chartered Financial Analyst, a member of the Association for Investment Management and Research and the North Carolina Society of Financial Analysts.

INVESTMENT OBJECTIVE

     The objective of Nations Managed Bond Fund is to seek a high level of current income consistent with relative stability of principal.

PERFORMANCE SUMMARY AND OVERVIEW*

     Nations Managed Bond Fund recorded a return of (3.79)% for the fiscal year ended November 30, 1994.** This return generally was consistent with that of the broad fixed income market, two common measures of which are the Lehman Government/Corporate Index and the Lehman Brothers Aggregate Bond Index, which returned (3.72)% and (3.06)%, respectively, over the same period.***

     The 1994 bond market will be remembered as one of the worst investors have seen since the 1920s. The dramatic rise in interest rates over the last 12 months can be attributed to several factors, including a weaker U.S. dollar, strength in the domestic economy, rising price pressures and tighter monetary policy by the Federal Reserve Board (the "Fed").

     Relative performance this year was as much a function of what was not owned, as what was owned. There have been many well-documented reports of significant losses by investors who purchased securities offering above-market yields. Many of these investors, however, did not fully understand the potential price risk of these securities. As interest rate levels and volatility increased, many of these securities suffered significant price declines. We sought to avoid such pitfalls by carefully analyzing each investment's yield in light of its potential price volatility under changing market conditions. We believe that this disciplined approach has helped us meet our customers' expectations in a difficult market environment without providing the type of negative surprises that have dominated the headlines.

     At the beginning of the calendar year, we increased the Fund's weighting in certain pass-through mortgage-backed securities to almost 30% as we felt such pass-through securities represented good relative value in the marketplace. We believe that this strategy benefitted the Fund, as pass-through securities (other than collateralized mortgage obligations) performed relatively well in 1994. More recently, we have reduced the Fund's investments in the corporate bond market, from over 30%, to approximately 14% as of November 30, 1994. Although corporate bonds have performed well over the last three years, we feel that they are overvalued in the marketplace at current levels. We look for corporate bonds to underperform U.S. Treasuries over the coming months, at which time we may seek to add corporate bonds to the portfolio once again.

     It is important to remember that interest rates move in cycles. The present level of interest rates should provide fixed-income investors with higher current yields than were available just one year ago. We believe that the market is nearing the end of the Fed's tightening cycle and, while a significant rally in bond prices may still be some time off, the traditional benefits of investing a portion of one's portfolio in fixed-income investments remain intact: stable income flow, diversification and a reduction in total portfolio volatility over the long term.
---------------

      * The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or administrator(s). Such fee waivers and/or expense reimbursements have the effect of increasing total return.

     ** Trust A Shares total return. The total return for Investor A Shares for the one-year period ended November 30, 1994 was (3.98)%. The total return for Investor C Shares for the one-year period ended November 30, 1994 was (4.35)%. Had the maximum sales charge of 3.25% on Investor A Shares and the contingent deferred sales charge of 1.00% on Investor C Shares been taken into effect, the total returns for such shares would have been lower.

    *** Source: Lehman Brothers, Inc.

NATIONS FUND TRUST
NATIONS MANAGED BOND FUND

--------------------------------------------------------------------------------
                      PORTFOLIO BREAKDOWN AS OF 11/30/94
--------------------------------------------------------------------------------


                                 [PIE CHART]



-----------------------------------------
     TOP TEN HOLDINGS AS OF 11/30/94
-----------------------------------------
1. U.S. Treasury Notes              50.4%
2. U.S. Treasury Bonds              11.8
3. Government National Mortgage
   Association
   Certificates                     10.8
4. Federal National Mortgage
   Association Certificates         10.7
5. General Motors Acceptance
   Corporation,
   Series 1994-A Grantor Trust,
   Class A 6.300%
   06/15/1999                        2.6
6. General Motors Acceptance
   Corporation, 8.625%
   06/15/1999                        2.3
7. Daimler-Benz Auto Grantor
   Trust, Series 1994-A, Class A,
   5.950% 12/15/2000                 2.3
8. Du Page County, Illinois, GO
   Alternative Revenue Source,
   6.550% 01/01/2021                 1.9
9. EQCC Home Equity Loan Trust,
   Series 1994-2,
   Class A1, 6.350% 06/15/2014       1.9
0. Ford Credit Corporation
   Grantor Trust,
   Series 1994-B, Class A, 7.300%
   10/15/1999                        1.7

--------------------------------------------------------------------------------
          PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 11/30/94
--------------------------------------------------------------------------------

     ----------------------------------------
          AVERAGE ANNUAL TOTAL RETURN
     ----------------------------------------
     YEAR ENDED       (7.10)%       (3.98)%
     11/30/94
                   -------------------------
     INCEPTION
     (12/08/89)        6.15%         6.86%
     THROUGH
     11/30/94
                   -------------------------
                   Adjusted for    Not
                   maximum         adjusted
                   sales charge    for sales
                   of 3.25%        charge
     ---------------------------------------

The chart to the right compares the growth in value of a hypothetical $10,000 investment in Investor A Shares of the Nations Managed Bond Fund on December 8, 1989 (inception) with that of a similar investment in the Lehman Brothers Aggregate Bond Index, over the same time period. The Lehman Brothers Aggregate Bond Index is composed of the Lehman Government/Corporate Index and the Mortgage-Backed Securities Index which include U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities.


                                 [LINE GRAPH]


--------------------------------------------------------------------------------
The performance shown represents past performance and is not predictive of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

NATIONS FUND TRUST
NATIONS MANAGED BOND FUND

--------------------------------------------------------------------------------
          PERFORMANCE COMPARISON - INVESTOR C SHARES AS OF 11/30/94
--------------------------------------------------------------------------------

     ----------------------------------------
          AVERAGE ANNUAL TOTAL RETURN
     ----------------------------------------
     YEAR ENDED      (5.25)%*       (4.35)%
     11/30/94
                   --------------------------
     INCEPTION
     (06/17/92)       3.69%          3.69%
     THROUGH
     11/30/94
                   --------------------------
                   *Adjusted       Not
                   for maximum     adjusted
                   contingent      for
                   deferred        contingent
                   sales           deferred
                   charge of       sales
                   1.00%           charge
     ----------------------------------------

The chart to the right compares the growth in value of a hypothetical $10,000 investment in Investor C Shares of the Nations Managed Bond Fund on June 17, 1992 (inception) with that of a similar investment in the Lehman Brothers Aggregate Bond Index, over the same time period. The Lehman Brothers Aggregate Bond Index is composed of the Lehman Government/Corporate Index and the Mortgage-Backed Securities Index which include U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities.



                                 [LINE GRAPH]


--------------------------------------------------------------------------------
            PERFORMANCE COMPARISON - TRUST A SHARES AS OF 11/30/94
--------------------------------------------------------------------------------

     -----------------------------------
         AVERAGE ANNUAL TOTAL RETURN
     -----------------------------------
     YEAR ENDED
     11/30/94
                            (3.79)%
                      ------------------
     FIVE YEARS
     ENDED
     11/30/94
                             6.91%
                      ------------------
     INCEPTION
     (09/19/89)
     THROUGH
     11/30/94
                             7.08%
                      ------------------
     -----------------------------------

The chart to the right compares the growth in value of a hypothetical $10,000 investment in Trust A Shares of the Nations Managed Bond Fund on September 19, 1989 (inception) with that of a similar investment in the Lehman Brothers Aggregate Bond Index, over the same time period. The Lehman Brothers Aggregate Bond Index is composed of the Lehman Government/Corporate Index and the Mortgage-Backed Securities Index which include U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities.


                                 [LINE GRAPH]


--------------------------------------------------------------------------------
The performance shown represents past performance and is not predictive of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

                         NATIONS SHORT-TERM INCOME FUND
                           PERFORMANCE AND COMMENTARY

INVESTMENT MANAGEMENT PROFILE

     The Fund is managed by Greg Cobb. Mr. Cobb, a Vice President, joined NationsBank in 1993 and has eight years of investment management experience. He received a B.S. in economics from the University of North Carolina, Chapel Hill.

INVESTMENT OBJECTIVE

     Nations Short-Term Income Fund seeks as high a level of current income as is consistent with prudent investment risk. Under normal market conditions, it is expected that the Fund will have an average dollar weighted maturity of three years or less.

PERFORMANCE SUMMARY AND OVERVIEW*

     The 1994 bond market will be remembered as one of the most difficult that investors have seen since the 1920s. The bond market experienced a dramatic rise in interest rates over the last 12 months. This can be attributed to several factors, including continued strength in the domestic economy, a weaker U.S. dollar, rising price pressures and a tighter monetary policy by the Federal Reserve Board (the "Fed").

     Relative performance this year was as much a function of what was not owned, as what was owned. There have been many well-documented reports of significant losses by investors who purchased securities offering above-market yields. Many of these investors, however, did not fully understand the potential price risk of these securities. As interest rate levels and volatility increased, many of these securities suffered significant price declines. We sought to avoid such pitfalls by carefully analyzing each investment's yield in light of its potential price volatility under changing market conditions. We believe this disciplined approach to risk analysis served the Fund well in 1994. In addition, we believe this disciplined approach has helped us meet our customers' expectations in a difficult market environment without providing the type of negative surprises that have dominated the headlines.

     In this difficult environment, the Nations Short-Term Income Fund recorded a total return of (0.11)% for the fiscal year ending November 30, 1994.** This exceeded the (1.36)% total return of the Fund's 3-year U.S. Treasury benchmark. The Fund also performed well relative to its peers in the Lipper Short Investment Grade Debt Fund Universe, which had an average total return of 0.01% over the same period.***

     The Fund employed three strategies to reduce risk, enhance current income and improve overall performance. First, to reduce price risk in a rising interest rate environment, the average maturity of the Fund was reduced from three years to two years. Second, the Fund increased its holdings of high quality corporate bonds which can provide higher income streams than U.S. Treasuries of similar maturities. We believed that short-term corporate bonds presented an attractive investment as the economy continued to expand, corporate earnings remained strong and balance sheets improved. Finally, the Fund increased its exposure to AAA-rated asset-backed securities, which provided higher current income relative to similarly rated corporate securities.

     It is important to remember that interest rates move in cycles. The present level of interest rates should provide fixed-income investors with higher current yields than were available just one year ago. We believe that the market is nearing the end of the Fed's tightening cycle and, while a significant rally in bond prices may still be some time off, the traditional benefits of investing a portion of one's portfolio in fixed-income investments remain intact: diversification, stable income flow and a reduction in total portfolio volatility over the long term.
---------------

      * The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or the administrator(s). Such fee waivers and/or expense reimbursements have the effect of increasing total return.

     ** Trust A Shares total return. The total return for Investor A Shares for the one-year period ended November 30, 1994 was (0.33)%. The total return for Investor C Shares for the one-year period ended November 30, 1994 was (0.51)%. The total return for Investor N Shares for the one-year period ended November 30, 1994 was (0.46)%. Had the maximum sales charge of 1.50% on Investor A Shares been taken into effect, the total return for such shares would have been lower.

    *** Source: Lipper Analytical Services, Inc., an independent mutual fund performance monitoring service.

NATIONS FUND TRUST
NATIONS SHORT-TERM INCOME FUND

                   ----------------------------------------
                      PORTFOLIO BREAKDOWN AS OF 11/30/94
                   ----------------------------------------


               [PIE CHART]

----------------------------------------
   TOP TEN HOLDINGS AS OF 11/30/94
----------------------------------------
 1. U.S. Treasury Notes             6.1%
 2. Union Bank of Finland, Ltd.,
    5.250% 06/15/1996  3.3
 3. International Lease Finance
    Corporation, 5.790%
    11/03/1997                      3.2
 4. Tennessee Gas Pipeline
    Company, 9.250%
    05/15/1996                      3.0
 5. Private Label Credit Card
    Master Trust II,
    Series 1994-1, 7.150%
    06/01/2001                      2.9
 6. McDonnell Douglas Financial
    Corporation, 5.260%
    11/30/1995                      2.9
 7. Household Affinity Credit
    Master Trust I, 7.000%
    12/15/1999                      2.9
 8. Hertz Corporation, 9.125%
    08/01/1996                      2.7
 9. Lord Realty Corporation,
    10.500% 12/30/1997              2.7
10. First Deposit Master Trust,
    Series 1994-1, 6.900%
    08/15/2001                      2.6

          ---------------------------------------------------------
          PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 11/30/94
          ---------------------------------------------------------

     ---------------------------------------
          AVERAGE ANNUAL TOTAL RETURN
     ---------------------------------------
     YEAR ENDED       (1.83)%       (0.33)%
     11/30/94
                   -------------------------
     INCEPTION
     (10/02/92)        1.89%         2.61%
     THROUGH
     11/30/94
                   -------------------------
                   Adjusted for    Not
                   maximum         adjusted
                   sales charge    for sales
                   of 1.50%        charge

The chart to the right compares the growth in value of a hypothetical $10,000 investment in Investor A Shares of the Nations Short-Term Income Fund on October 2, 1992 (inception) with that of a similar investment in the Lehman Brothers 1-5 Year Government/Corporate Index, over the same time period. The Lehman Brothers 1-5 Year Government/Corporate Index is composed of all U.S. government and corporate bonds with maturities of 1-5 years.


                                 [LINE GRAPH]


--------------------------------------------------------------------------------
The performance shown represents past performance and is not predictive of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

NATIONS FUND TRUST
NATIONS SHORT-TERM INCOME FUND

          ---------------------------------------------------------
          PERFORMANCE COMPARISON - INVESTOR C SHARES AS OF 11/30/94
          ---------------------------------------------------------

     -----------------------------------
         AVERAGE ANNUAL TOTAL RETURN
     -----------------------------------
     YEAR ENDED            (0.51)%
     11/30/94
                      ------------------
     INCEPTION
     (10/02/92)             2.39%
     THROUGH
     11/30/94
                      ------------------

The chart to the right compares the growth in value of a hypothetical $10,000 investment in Investor C Shares of the Nations Short-Term Income Fund on October 2, 1992 (inception) with that of a similar investment in the Lehman Brothers 1-5 Year Government/Corporate Index, over the same time period. The Lehman Brothers 1-5 Year Government/Corporate Index is composed of all U.S. government and corporate bonds with maturities of 1-5 years.


                                 [LINE GRAPH]


          ---------------------------------------------------------
          PERFORMANCE COMPARISON - INVESTOR N SHARES AS OF 11/30/94
          ---------------------------------------------------------

     -----------------------------------
         AVERAGE ANNUAL TOTAL RETURN
     -----------------------------------
     YEAR ENDED             (0.46)%
     11/30/94
                      ------------------
     INCEPTION
     (06/07/93)              1.67%
     THROUGH
     11/30/94
                      ------------------

The chart to the right compares the growth in value of a hypothetical $10,000 investment in Investor N Shares of the Nations Short-Term Income Fund on June 7, 1993 (inception) with that of a similar investment in the Lehman Brothers 1-5 Year Government/Corporate Index, over the same time period. The Lehman Brothers 1-5 Year Government/Corporate Index is composed of all U.S. government and corporate bonds with maturities of 1-5 years.


                                 [LINE GRAPH]


--------------------------------------------------------------------------------
The performance shown represents past performance and is not predictive of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

NATIONS FUND TRUST
NATIONS SHORT-TERM INCOME FUND

            ------------------------------------------------------
            PERFORMANCE COMPARISON - TRUST A SHARES AS OF 11/30/94
            ------------------------------------------------------

     -----------------------------------
         AVERAGE ANNUAL TOTAL RETURN
     -----------------------------------
     YEAR ENDED             (0.11)%
     11/30/94
                      ------------------
     INCEPTION
     (09/30/92)              2.92%
     THROUGH
     11/30/94
                      ------------------

The chart to the right compares the growth in value of a hypothetical $10,000 investment in Trust A Shares of the Nations Short-Term Income Fund on September 30, 1992 (inception) with that of a similar investment in the Lehman Brothers 1-5 Year Government/Corporate Index, over the same time period. The Lehman Brothers 1-5 Year Government/Corporate Index is composed of all U.S. government and corporate bonds with maturities of 1-5 years.


                                 [LINE GRAPH]


--------------------------------------------------------------------------------
The performance shown represents past performance and is not predictive of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

                    NATIONS ADJUSTABLE RATE GOVERNMENT FUND
                           PERFORMANCE AND COMMENTARY

INVESTMENT MANAGEMENT PROFILE

     The Fund is managed by John Swaim. He joined NationsBank in 1986 and is a Vice President and Fixed Income Portfolio Manager. Mr. Swaim has managed the Fund since its inception in 1992. He is a member of the Fixed Income Group with over seven years of investment experience. Mr. Swaim received a B.S. from the University of North Texas and an M.B.A. from the University of Texas at Arlington.

INVESTMENT OBJECTIVE

     The objective of Nations Adjustable Rate Government Fund is to seek a high level of current income consistent with minimum fluctuation in share price. The Fund seeks to achieve this objective by investing primarily in adjustable rate mortgage securities.

PERFORMANCE SUMMARY AND OVERVIEW*

     Nations Adjustable Rate Government Fund seeks to outperform the Lipper Adjustable Rate Government Fund Average, provide a return competitive to other short maturity assets, and minimize, to the extent possible, fluctuation in the Fund's net asset value ("NAV"). The Fund produced a (0.34)% total return for the year ended November 30, 1994.** This total return compared favorably with the total return of the Lipper Adjustable Rate Government Fund Average of (1.18)% over the same period.*** We believe that this positive relative performance was due, in part, to our conservative investment strategy which we believe is in line with the expectations of Fund investors.

     NAV volatility was low relative to other fixed income assets, as the Fund's net asset value per share declined about 5% over the year. This decline was in line with short maturity U.S. government agency debt, and compares favorably to the short maturity corporate securities (5.6% decline in price), and the fixed rate mortgage universe (8.0% decline in price).

     The dramatic rise in interest rates over the last 12 months can be attributed to several factors, including a weaker U.S. dollar, strength in the domestic economy, rising commodity price pressures, and tighter monetary policy by the Federal Reserve. While many investors experienced substantial losses due to interest rate increases over the past year, we believe that Nations Adjustable Rate Government Fund investors have benefited from our disciplined approach that strives to meet our customer expectations without providing the type of negative surprises that have dominated the headlines.

---------------

      * The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or the administrator(s). Such fee waivers and/or expense reimbursements have the effect of increasing total return.

     ** Trust A Shares total return. The total return for Investor A Shares for the one-year period ended November 30, 1994 was (0.52)%. The total return for Investor C Shares for the one-year period ended November 30, 1994 was (0.82)%. The total return for Investor N Shares for the one-year period ended November 30, 1994 was (0.84)%. Had the maximum sales charge of 3.25% on Investor A Shares and the maximum contingent deferred sales charge of 4.00% on Investor N Shares been taken into effect, the total returns for such shares would have been lower.

    *** Source: Lipper Analytical Services, Inc., an independent mutual fund performance monitoring service.

NATIONS FUND TRUST
NATIONS ADJUSTABLE RATE GOVERNMENT FUND


                      ----------------------------------
                      PORTFOLIO BREAKDOWN AS OF 11/30/94
                      ----------------------------------


            [PIE CHART]



-----------------------------------------
       TOP HOLDINGS AS OF 11/30/94
-----------------------------------------
 1. Federal National Mortgage
    Association
    Certificates                    57.1%
 2. U.S. Treasury Notes             19.7
 3. Government National Mortgage
    Association
    Certificates                    19.4
 4. Federal Home Loan Mortgage
    Corporation Certificates         5.7
 5. Student Loan Marketing
    Association Certificates         3.1
 6. Drexel Burnham Lambert, Series
    S-2, 9.000% 08/01/2018           1.5


          ---------------------------------------------------------
          PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 11/30/94
          ---------------------------------------------------------

     ---------------------------------------
          AVERAGE ANNUAL TOTAL RETURN
     ---------------------------------------
     YEAR ENDED       (3.76)%       (0.52)%
     11/30/94
                   -------------------------
     INCEPTION
     (10/20/92)        0.38%         1.96%
     THROUGH
     11/30/94
                   -------------------------
                   Adjusted for    Not
                   maximum         adjusted
                   sales charge    for sales
                   of 3.25%        charge

The chart to the right compares the growth in value of a hypothetical $10,000 investment in Investor A Shares of the Nations Adjustable Rate Government Fund on October 20, 1992 (inception) with that of a similar investment in the Lehman Brothers 1-3 Year Government Index, over the same time period. The Lehman Brothers 1-3 Year Government Index is composed of all U.S. government issues with maturities of 1-3 years.


                                 [LINE GRAPH]


--------------------------------------------------------------------------------
The performance shown represents past performance and is not predictive of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

NATIONS FUND TRUST
NATIONS ADJUSTABLE RATE GOVERNMENT FUND

-------------------------------------------------------------------------------
           PERFORMANCE COMPARISON - INVESTOR C SHARES AS OF 11/30/94
-------------------------------------------------------------------------------

    ------------------------------------
        AVERAGE ANNUAL TOTAL RETURN
    ------------------------------------
     YEAR ENDED           (0.82)%
     11/30/94
                   ---------------------
     INCEPTION
     (10/19/92)            1.42%
     THROUGH
     11/30/94
                   ---------------------

The chart to the right compares the growth in value of a hypothetical $10,000 investment in Investor C Shares of the Nations Adjustable Rate Government Fund on October 19, 1992 (inception) with that of a similar investment in the Lehman Brothers 1-3 Year Government Index over the same time period. The Lehman Brothers 1-3 Year Government Index is composed of all U.S. government issues with maturities of 1-3 years.


                                 [LINE GRAPH]

-------------------------------------------------------------------------------
           PERFORMANCE COMPARISON - INVESTOR N SHARES AS OF 11/30/94
-------------------------------------------------------------------------------

     ----------------------------------------
           AVERAGE ANNUAL TOTAL RETURN
     ----------------------------------------
     YEAR ENDED       (4.62)%       (0.84)%
     11/30/94
                   --------------------------
     INCEPTION
     (06/07/93)       (1.46)%        0.46%
     THROUGH
     11/30/94
                   --------------------------
                                   Not
                   Adjusted for    adjusted
                   applicable      for
                   contingent      contingent
                   deferred        deferred
                   sales charge    sales
                                   charge

The chart to the right compares the growth in value of a hypothetical $10,000 investment in Investor N Shares of the Nations Adjustable Rate Government Fund on June 7, 1993 (inception) with that of a similar investment in the Lehman Brothers 1-3 Year Government Index, over the same time period. The Lehman Brothers 1-3 Year Government Index is composed of all U.S. government issues with maturities of 1-3 years.


                                 [LINE GRAPH]


--------------------------------------------------------------------------------
The performance shown represents past performance and is not predictive of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

NATIONS FUND TRUST
NATIONS ADJUSTABLE RATE GOVERNMENT FUND

-------------------------------------------------------------------------------
             PERFORMANCE COMPARISON - TRUST A SHARES AS OF 11/30/94
-------------------------------------------------------------------------------

     -----------------------------------
         AVERAGE ANNUAL TOTAL RETURN
     -----------------------------------
     YEAR ENDED            (0.34)%
     11/30/94
                      ------------------
     INCEPTION
     (10/13/92)             2.18%
     THROUGH
     11/30/94
                      ------------------

The chart to the right compares the growth in value of a hypothetical $10,000 investment in Trust A Shares of the Nations Adjustable Rate Government Fund on October 13, 1992 (inception) with that of a similar investment in the Lehman Brothers 1-3 Year Government Index, over the same time period. The Lehman Brothers 1-3 Year Government Index is composed of all U.S. government issues with maturities of 1-3 years.


                                 [LINE GRAPH]


--------------------------------------------------------------------------------
The performance shown represents past performance and is not predictive of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

                        NATIONS DIVERSIFIED INCOME FUND
                           PERFORMANCE AND COMMENTARY

INVESTMENT MANAGEMENT PROFILE

     The Fund is managed by Mark S. Ahnrud. Mr. Ahnrud joined NationsBank in 1985 and is a Vice President and Senior Portfolio Manager. He is a member of the Fixed Income Group and has over seven years investment experience. He received a B.S. from Babson College and an M.B.A. from the Fuqua School of Business at Duke University. Mr. Ahnrud is a Chartered Financial Analyst, a member of the Association for Investment Management and Research and the North Carolina Society of Financial Analysts.

INVESTMENT OBJECTIVE

     The objective of Nations Diversified Income Fund is to seek as high a level of current income as is consistent with prudent investment risk. The Fund seeks to achieve this objective by investing primarily in a wide range of fixed income securities.

PERFORMANCE SUMMARY AND OVERVIEW*

     The 1994 bond market will be remembered as one of the worst investors have seen since the 1920s. The dramatic rise in interest rates over the last 12 months can be attributed to several factors, including a weaker U.S. dollar, strength in the domestic economy, rising price pressures and tighter monetary policy by the Federal Reserve Board (the "Fed").

     Relative performance this year was as much a function of what was not owned, as what was owned. There have been many well-documented reports of significant losses by investors who purchased securities offering above-market yields. Many of these investors, however, did not fully understand the potential price risk of these securities. As interest rate levels and volatility increased, many of these securities suffered significant price declines.

     We sought to avoid such pitfalls by carefully analyzing each investment's yield in light of its potential price volatility under changing market conditions. We believe that this disciplined approach helped us meet our customers' expectations in a difficult market environment without providing the types of negative surprises that have dominated the headlines.

     For the fiscal year ending November 30, 1994, Nations Diversified Income Fund reported a (3.05)% total return.** This return exceeded the total return of the Fund's U.S. Treasury benchmark, the 10-year U.S. Treasury Note, which returned (8.27)% over the same period. The Fund also demonstrated strong performance relative to its peers in the Lipper Corporate Debt "BBB" Rated Fund Average, which had an average total return of (4.64)% over the same time period.***

     For most of 1994, the portfolio maintained an overweighted position in corporate bonds. We believe this strategy benefited the Fund's performance as corporate bonds have represented the best performing sector of the fixed income market over the last three years. However, given the Fed activity this year aimed at slowing economic growth, we believe it may be appropriate to reduce the Fund's exposure to corporate securities. This is based on our belief that they have become overvalued, and that the sector could underperform in the months ahead. We have reduced the Fund's exposure to corporate bonds from almost 90% one year ago, to approximately 49.5% as of November 30, 1994. As a part of this process, we have reduced the Fund's investments in high yield debt securities from 35% to 20%. Cash from these sales has generally been reinvested in the U.S. Treasury and mortgage-backed securities markets.

     It is important to remember that interest rates move in cycles and that the present level of interest rates should provide fixed income investors with higher yields than were available just one year ago. We believe that the market is nearing the end of the Fed's tightening cycle and, while a significant rally in bonds may still be some time off, the traditional benefits of investing a portion of one's portfolio in fixed-income investments remain intact: stable income flow, diversification and a reduction in total portfolio volatility over the long term.

---------------
      * The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or the administrator(s). Such fee waivers and/or expense reimbursements have the effect of increasing total return.

     ** Trust A Shares total return. The total return for Investor A Shares for the one-year period ended November 30, 1994 was (3.26)%. The total return for Investor C Shares for the one-year period ended November 30, 1994 was (3.77)%. The total return for Investor N Shares for the one-year period ended November 30, 1994 was (3.77)%. Had the sales charge of 4.75% on Investor A Shares, the contingent deferred sales charge of 1.00% on Investor C Shares and the contingent deferred sales charge of 5.00% on Investor N Shares been taken into effect, the total return for such shares would have been lower.

    *** Source: Lipper Analytical Services, Inc., an independent mutual fund performance monitoring service.

NATIONS FUND TRUST
NATIONS DIVERSIFIED INCOME FUND

----------------------------------------------------------------------------
                      PORTFOLIO BREAKDOWN AS OF 11/30/94
----------------------------------------------------------------------------

                                 [PIE CHART]


----------------------------------------
    TOP TEN HOLDINGS AS OF 11/30/94
----------------------------------------
 1. U.S. Treasury Bonds            19.2%
 2. U.S. Treasury Note             19.1
 3. Federal National Mortgage
    Association Certificates        9.5
 4. Government National Mortgage
    Association Certificates        5.1
 5. Global Marine Inc., 12.750%
    12/15/1999                      2.3
 6. Transco Energy Corporation,
    11.250% 07/01/1999              2.3
 7. News America Holdings Inc.,
    10.125% 10/15/2012              2.3
 8. Stone Container Corporation,
    11.875% 12/01/1998              2.3
 9. Clark Oil & Refining
    Corporation, 9.500%
    09/15/2004                      2.2
10. Louis Dreyfus Natural Gas,
    9.250% 06/15/2004               2.1

----------------------------------------------------------------------------
        PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 11/30/94
----------------------------------------------------------------------------

           AVERAGE ANNUAL TOTAL RETURN
     ---------------------------------------
     YEAR ENDED       (7.85)%       (3.26)%
     11/30/94
                   -------------------------
     INCEPTION
     (11/25/92)        3.69%         6.23%
     THROUGH
     11/30/94
                   -------------------------
                   Adjusted for    Not
                   maximum         adjusted
                   sales charge    for sales
                   of 4.75%        charge

The chart to the right compares the growth in value of a hypothetical $10,000 investment in Investor A Shares of the Nations Diversified Income Fund on November 25, 1992 (inception) with that of a similar investment in the Lehman Brothers Government/Corporate Bond Index, over the same time period. The Lehman Brothers Government/Corporate Bond Index is composed of U.S. government, treasury and agency securities, corporate and yankee bonds.


                                 [LINE GRAPH]


--------------------------------------------------------------------------------
The performance shown represents past performance and is not predictive of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

NATIONS FUND TRUST
NATIONS DIVERSIFIED INCOME FUND

--------------------------------------------------------------------------------
          PERFORMANCE COMPARISON - INVESTOR C SHARES AS OF 11/30/94
--------------------------------------------------------------------------------

     ----------------------------------------
          AVERAGE ANNUAL TOTAL RETURN
     ----------------------------------------
     YEAR ENDED      (4.66)%*       (3.77)%
     11/30/94
                   --------------------------
     INCEPTION
     (11/09/92)       6.05%          6.05%
     THROUGH
     11/30/94
                   --------------------------
                   *Adjusted       Not
                   for maximum     adjusted
                   contingent      for
                   deferred        contingent
                   sales           deferred
                   charge of       sales
                   1.00%           charge

The chart to the right compares the growth in value of a hypothetical $10,000 investment in Investor C Shares of the Nations Diversified Income Fund on November 9, 1992 (inception) with that of a similar investment in the Lehman Brothers Government/Corporate Bond Index, over the same time period. The Lehman Brothers Government/Corporate Bond Index is composed of U.S. government, treasury and agency securities, corporate and yankee bonds.


                                 [LINE GRAPH]


--------------------------------------------------------------------------------
           PERFORMANCE COMPARISON - INVESTOR N SHARES AS OF 11/30/94
--------------------------------------------------------------------------------

     ----------------------------------------
           AVERAGE ANNUAL TOTAL RETURN
     ----------------------------------------
     YEAR ENDED       (8.21)%       (3.77)%
     11/30/94
                   --------------------------
     INCEPTION
     (06/07/93)       (1.39)%        1.08%
     THROUGH
     11/30/94
                   --------------------------
                   Adjusted        Not
                   for             adjusted
                   applicable      for
                   contingent      contingent
                   deferred        deferred
                   sales           sales
                   charge          charge

The chart to the right compares the growth in value of a hypothetical $10,000 investment in Investor N Shares of the Nations Diversified Income Fund on June 7, 1993 (inception) with that of a similar investment in the Lehman Brothers Government/Corporate Bond Index, over the same time period. The Lehman Brothers Government/Corporate Bond Index is composed of U.S. government, treasury and agency securities, corporate and yankee bonds.


                                 [LINE CHART]


--------------------------------------------------------------------------------
The performance shown represents past performance and is not predictive of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

NATIONS FUND TRUST
Nations Diversified Income Fund

--------------------------------------------------------------------------------
            PERFORMANCE COMPARISON - TRUST A SHARES AS OF 11/30/94
--------------------------------------------------------------------------------

     -----------------------------------
         AVERAGE ANNUAL TOTAL RETURN
     -----------------------------------
     YEAR ENDED             (3.05)%
     11/30/94
                      ------------------
     INCEPTION
     (10/30/92)              6.56%
     THROUGH
     11/30/94
                      ------------------

The chart to the right compares the growth in value of a hypothetical $10,000 investment in Trust A Shares of the Nations Diversified Income Fund on October 30, 1992 (inception) with that of a similar investment in the Lehman Brothers Government/Corporate Bond Index, over the same time period. The Lehman Brothers Government/Corporate Bond Index is composed of U.S. government, treasury and agency securities, corporate and yankee bonds.


                                 [LINE CHART]


--------------------------------------------------------------------------------
The performance shown represents past performance and is not predictive of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

                      NATIONS STRATEGIC FIXED INCOME FUND
                           PERFORMANCE AND COMMENTARY

INVESTMENT MANAGEMENT PROFILE

     The Fund is managed by Mark S. Ahnrud. Mr. Ahnrud joined NationsBank in 1985 and is a Vice President and Senior Portfolio Manager. He is a member of the Fixed Income Group and has over seven years investment experience. He received a B.S. from Babson College and an M.B.A. from Fuqua School of Business at Duke University. Mr. Ahnrud is a Chartered Financial Analyst, a member of the Association for Investment Management and Research and the North Carolina Society of Financial Analysts.

INVESTMENT OBJECTIVE

     The objective of Nations Strategic Fixed Income Fund is to maximize total investment return through the active management of fixed income securities.

PERFORMANCE SUMMARY AND OVERVIEW*

     Nations Strategic Fixed Income Fund recorded a return of (3.58)% for the fiscal year ended November 30, 1994.** This return was consistent with that of the broad fixed income market, two common measures of which are the Lehman Government/Corporate Index and the Lehman Brothers Aggregate Bond Index which returned (3.72)% and (3.06)%, respectively, over the same period.***

     The 1994 bond market will be remembered as one of the worst investors have seen since the 1920s. The dramatic rise in interest rates over the last 12 months can be attributed to several factors, including a weaker U.S. dollar, strength in the domestic economy, rising price pressures and tighter monetary policy by the Federal Reserve.

     Relative performance this year was as much a function of what was not owned, as what was owned. There have been many well-documented reports of significant losses by investors who purchased securities offering above-market yields. Many of these investors, however, did not fully understand the potential price risk of these securities. As interest rate levels and volatility increased, many of these securities suffered significant price declines. We sought to avoid such pitfalls by carefully analyzing each investment's yield in light of its potential price volatility under changing market conditions. We believe that this disciplined approach has helped us meet our customers' expectations in a difficult market environment without providing the type of negative surprises that have dominated the headlines.

     At the beginning of the calendar year, we increased the Fund's weighting in certain pass-through mortgage-backed securities to almost 30% as we felt pass-through securities represented good relative value in the marketplace. We believe that this strategy benefited the Fund, as pass-through securities (other than collateralized mortgage obligations) performed relatively well in 1994. More recently, we have reduced the Fund's investments in the corporate bond market, from over 30% to approximately 12% as of November 30, 1994. Although corporate bonds have performed well over the last three years, we feel that they are overvalued in the marketplace at current levels. We look for corporate bonds to underperform U.S. Treasuries over the coming months, at which time we may seek to add additional corporate bonds to the portfolio.

     It is important to remember that interest rates move in cycles and that the present level of interest rates should provide fixed-income investors with higher yields than were available just one year ago. We believe that the market is nearing the end of the Fed's tightening cycle and, while a significant rally in bond prices may still be some time off, the traditional benefits of investing a portion of one's portfolio in fixed-income investments remain intact: stable income flow, diversification and a reduction in total portfolio volatility over the long term.
---------------

      * The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or the administrator(s). Such fee waivers and/or expense reimbursements have the effect of increasing total return.

     ** Trust A Shares total return. The total return for Investor A Shares for the one-year period ended November 30, 1994 was (3.76)%. The total return for Investor C Shares for the one-year period ended November 30, 1994 was (4.14)%. The total return for Investor N Shares for the one-year period ended November 30, 1994 was (4.21)%. Had the sales charge of 3.25% on Investor A Shares, the contingent deferred sales charge of 1.00% on Investor C Shares and the contingent deferred sales charge of 5.00% on Investor N Shares been taken into effect, the total returns for such shares would have been lower.

    *** Source: Lehman Brothers, Inc.

NATIONS FUND TRUST
NATIONS STRATEGIC FIXED INCOME FUND

--------------------------------------------------------------------------------
                      PORTFOLIO BREAKDOWN AS OF 11/30/94
--------------------------------------------------------------------------------


                                 [PIE CHART]


----------------------------------------
    TOP TEN HOLDINGS AS OF 11/30/94
----------------------------------------
 1. U.S. Treasury Notes            47.7%
 2. U.S. Treasury Bonds            13.1
 3. Federal National Mortgage
    Association Certificates       13.1
 4. Government National Mortgage
    Association Certificates        8.8
 5. General Motors Acceptance
    Corporation,
    Series 1994-A Grantor Trust,
    Class A, 6.300%
    06/15/1999                      2.1
 6. Daimler-Benz Auto Grantor
    Trust Series 1994-A,
    Class A, 5.950% 12/15/2000      1.9
 7. Du Page County, Illinois, GO,
    Alternative Revenue Source,
    6.550% 01/01/2021               1.9
 8. EQCC Home Equity Loan Trust,
    Series 1994-2,
    Class A1, 6.350% 06/15/2014     1.6
 9. Skandia Capital AB, 6.000%
    02/11/1998                      1.5
10. News America Holdings Inc.,
    7.500% 03/01/2000               1.4

--------------------------------------------------------------------------------
           PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 11/30/94
--------------------------------------------------------------------------------

     ---------------------------------------
          AVERAGE ANNUAL TOTAL RETURN
     ---------------------------------------
     YEAR ENDED       (6.89)%       (3.76)%
     11/30/94
                   -------------------------
     INCEPTION
     (11/19/92)        1.79%         3.45%
     THROUGH
     11/30/94
                   -------------------------
                   Adjusted for    Not
                   maximum         adjusted
                   sales charge    for sales
                   of 3.25%        charge

The chart to the right compares the growth in value of a hypothetical $10,000 investment in Investor A Shares of the Nations Strategic Fixed Income Fund on November 19, 1992 (inception) with that of a similar investment in the Lehman Brothers Aggregate Bond Index, over the same time period. The Lehman Brothers Aggregate Bond Index is composed of the Lehman Government/Corporate Index and the Mortgage-Backed Securities Index which include U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities.


                                 [LINE GRAPH]


--------------------------------------------------------------------------------
The performance shown represents past performance and is not predictive of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

NATIONS FUND TRUST
NATIONS STRATEGIC FIXED INCOME FUND

--------------------------------------------------------------------------------
          PERFORMANCE COMPARISON - INVESTOR C SHARES AS OF 11/30/94
--------------------------------------------------------------------------------

     ----------------------------------------
          AVERAGE ANNUAL TOTAL RETURN
     ----------------------------------------
     YEAR ENDED      (5.03)%*       (4.14)%
     11/30/94
                   --------------------------
     INCEPTION
     (11/16/92)        3.07%         3.07%
     THROUGH
     11/30/94
                   --------------------------
                                   Not
                   *Adjusted for   adjusted
                   maximum         for
                   contingent      contingent
                   deferred        deferred
                   sales charge    sales
                   of 1.00%        charge

The chart to the right compares the growth in value of a hypothetical $10,000 investment in Investor C Shares of the Nations Strategic Fixed Income Fund on November 16, 1992 (inception) with that of a similar investment in the Lehman Brothers Aggregate Bond Index, over the same time period. The Lehman Brothers Aggregate Bond Index is composed of the Lehman Government/Corporate Index and the Mortgage-Backed Securities Index which include U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

                                 [LINE CHART]


--------------------------------------------------------------------------------
          PERFORMANCE COMPARISON - INVESTOR N SHARES AS OF 11/30/94
--------------------------------------------------------------------------------

     ----------------------------------------
           AVERAGE ANNUAL TOTAL RETURN
     ----------------------------------------
     YEAR ENDED       (8.62)%       (4.21)%
     11/30/94
                   --------------------------
     INCEPTION
     (06/07/93)       (2.93)%       (0.49)%
     THROUGH
     11/30/94
                   --------------------------
                                   Not
                   Adjusted for    adjusted
                   applicable      for
                   contingent      contingent
                   deferred        deferred
                   sales charge    sales
                                   charge

The chart to the right compares the growth in value of a hypothetical $10,000 investment in Investor N Shares of the Nations Strategic Fixed Income Fund on June 7, 1993 (inception) with that of a similar investment in the Lehman Brothers Aggregate Bond Index, over the same time period. The Lehman Brothers Aggregate Bond Index is composed of the Lehman Government/Corporate Index and the Mortgage-Backed Securities Index which include U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

                                 [LINE CHART]


--------------------------------------------------------------------------------
The performance shown represents past performance and is not predictive of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

NATIONS FUND TRUST
NATIONS STRATEGIC FIXED INCOME FUND

--------------------------------------------------------------------------------
            PERFORMANCE COMPARISON - TRUST A SHARES AS OF 11/30/94
--------------------------------------------------------------------------------

     -----------------------------------
         AVERAGE ANNUAL TOTAL RETURN
     -----------------------------------
     YEAR ENDED               (3.58)%
     11/30/94
                      ------------------
     INCEPTION
     (10/30/92)                3.72%
     THROUGH
     11/30/94
                      ------------------

The chart to the right compares the growth in value of a hypothetical $10,000 investment in Trust A Shares of the Nations Strategic Fixed Income Fund on October 30, 1992 (inception) with that of a similar investment in the Lehman Brothers Aggregate Bond Index, over the same time period. The Lehman Brothers Aggregate Bond Index is composed of the Lehman Government/Corporate Index and the Mortgage-Backed Securities Index which include U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities.


                                 [LINE CHART]


--------------------------------------------------------------------------------
The performance shown represents past performance and is not predictive of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

                    NATIONS MORTGAGE-BACKED SECURITIES FUND
                           PERFORMANCE AND COMMENTARY

INVESTMENT MANAGEMENT PROFILE

     The Fund is managed by John Swaim. Mr. Swaim joined NationsBank in 1986 and is a Vice President and Fixed Income Portfolio Manager. He is a member of the Fixed Income Group with over seven years of investment experience. Mr. Swaim received a B.S. from the University of North Texas and an M.B.A. from the University of Texas at Arlington.

INVESTMENT OBJECTIVE

     The objective of Nations Mortgage-Backed Securities Fund is to seek as high a level of total investment return as is consistent with prudent investment risk by investing primarily in mortgage-backed securities.

PERFORMANCE SUMMARY AND OVERVIEW*

     Nations Mortgage-Backed Securities Fund invests primarily in U.S. government agency issued mortgage-backed securities. The Fund seeks to outperform the Lipper U.S. Mortgage Average universe and provide a return competitive to alternative fixed income assets, consistent with prudent investment risk. The Fund produced a (3.41)% total return for the year ended November 30, 1994.** This return compared favorably to that of the Lipper U.S. Mortgage Average benchmark which had a total return of (4.25)% for the same time period.*** Mortgages in general have been a good relative investment during the year as prepayments have eased, price volatility has not been substantial, and spreads to U.S. Treasury securities have been stable.

     We believe the good relative performance of the Fund during one of the worst periods in bond market history was due, in part, to our conservative investment strategy, which we believe is in line with the expectations of Fund investors. The dramatic rise in interest rates over the last 12 months can be attributed to several factors, including a weaker U.S. dollar, strength in the domestic economy, rising commodity price pressures, and tighter monetary policy by the Federal Reserve. While many investors have been severely penalized for poor risk management this year, we believe that Nations Mortgage-Backed Securities Fund investors benefited from our disciplined approach that strives to meet our customers expectations without providing the type of negative surprises that have dominated the headlines.

     The Fund was repositioned during the course of the year to take better advantage of relative value opportunities in the pass-through sectors of the mortgage market. We continue to believe that mortgages look favorable in 1995 given their relatively small credit risk, high liquidity, and stable spread to U.S. Treasuries.

---------------

      * The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or the administrator(s). Such fee waivers and/or expense reimbursements have the effect of increasing total return.

     ** Trust A Shares total return.

    *** Source: Lipper Analytical Services, Inc., an independent mutual fund performance monitoring service.

NATIONS FUND TRUST
NATIONS MORTGAGE-BACKED SECURITIES FUND

--------------------------------------------------------------------------------
                      PORTFOLIO BREAKDOWN AS OF 11/30/94
--------------------------------------------------------------------------------


                                 [PIE CHART]


-----------------------------------------
      TOP HOLDINGS AS OF 11/30/94
-----------------------------------------
 1. Government National Mortgage
    Association
    Certificates                    37.5%
 2. U.S. Treasury
    Obligations                     31.3
 3. Federal National Mortgage
    Association
    Certificates                    29.0
 4. Federal Home Loan Mortgage
    Corporation
    Certificates                    18.3
 5. Resolution Trust Corporation,
    Series 91-3,
    Class A-2, 10.402%
    08/25/2021                       1.5
 6. First Boston Mortgage
    Securities, Series 1989-5
    Class A-1, 7.500%
    12/25/2019                       1.1
 7. Residential Funding Mortgage,
    Series 1990-13,
    Class A-13, 9.500%
    10/25/2005                       0.8


--------------------------------------------------------------------------------
            PERFORMANCE COMPARISON - TRUST A SHARES AS OF 11/30/94
--------------------------------------------------------------------------------

     -----------------------------------
         AVERAGE ANNUAL TOTAL RETURN
     -----------------------------------
     YEAR ENDED             (3.41)%
     11/30/94
                      ------------------
     INCEPTION
     (10/30/92)              1.63%
     THROUGH
     11/30/94
                      ------------------

The chart to the right compares the growth in value of a hypothetical $10,000 investment in Trust A Shares of the Nations Mortgage- Backed Securities Fund on October 30, 1992 (inception) with that of a similar investment in the Lehman Brothers Mortgage-Backed Securities Index, over the same time period. The Lehman Brothers Mortgage-Backed Securities Index is composed of all fixed-rate securities backed by Mortgage Pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association.


                                 [LINE CHART]


--------------------------------------------------------------------------------
The performance shown represents past performance and is not predictive of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

NATIONS FUND TRUST
NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                     NOVEMBER 30, 1994

PRINCIPAL                                                                            VALUE
  AMOUNT                                                                           (NOTE 1)
---------------------------------------------------------------------------------------------
ASSET-BACKED SECURITY -- 0.8% (Cost $4,031,167)
$4,085,910   Collateralized Mortgage Securities Corporation, Series 1992-1,
               Class C,
                 6.750% 06/20/2017..............................................  $  4,046,317
                                                                                  ============
GOVERNMENT GUARANTEED BONDS -- 1.3%
 4,140,000   Second Attransco Trailer Corporation, Series A, 8.500%
               06/15/2002.......................................................     4,151,112
 2,773,000   Third Attransco Trailer Corporation, 8.200% 11/01/1997.............     2,818,810
                                                                                  ------------
             TOTAL GOVERNMENT GUARANTEED BONDS (Cost $7,030,836)................     6,969,922
                                                                                  ============
MORTGAGE-BACKED SECURITIES -- 34.4%
             FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES -- 2.6%
   925,369   Gold 5 Year Balloon, 8.500% 01/01/1996.............................       933,465
             Multiclass:
 2,000,000     Series 77, Class F, 8.500% 06/15/2017............................     1,993,750
 3,566,975     Series 105, Class D, 6.000% 01/15/2019...........................     3,417,590
 3,010,210     Series 1188, Class E, 7.000% 01/15/2014..........................     2,994,196
 4,731,728     Series 1202, Class C, 6.000% 12/15/2001..........................     4,681,430
                                                                                  ------------
                                                                                    14,020,431
                                                                                  ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES -- 26.2%
 5,000,000     6.200% 01/10/1997................................................     4,862,500
 1,700,000     8.150% 05/11/1998................................................     1,711,679
10,000,000     7.500% 09/08/2001, TBA++.........................................     9,731,200
15,000,000     7.900% 04/10/2002................................................    14,728,050
 8,000,000     7.550% 06/10/2004................................................     7,474,960
 6,265,635     8.000% 06/01/2008................................................     6,136,125
15,000,000     7.000% 10/01/2009, TBA++.........................................    14,088,280
 6,703,502     9.000% 04/01/2016................................................     6,804,590
25,000,000     7.500% 02/01/2024, TBA++.........................................    23,281,250
35,000,000     8.000% 05/01/2024, TBA++.........................................    33,468,750
             REMIC:
   523,848     Series 1989-81D, 9.000% 06/25/2016...............................       530,558
11,000,000     Series 1992-171PD, 6.300% 04/25/2017.............................    10,198,980
 8,000,000     Series 1992-G31-G, 7.000% 09/25/2018.............................     7,802,480
                                                                                  ------------
                                                                                   140,819,402
                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994

PRINCIPAL                                                                              VALUE
  AMOUNT                                                                             (NOTE 1)
------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- (CONTINUED)
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES -- 5.6%
$ 6,442,889    8.500% 02/15/2005 -- 08/15/2008, (27 Pools)........................  $ 6,478,854
 15,000,000    8.000% 05/11/2024, TBA++...........................................   14,259,300
 10,000,000    7.500% 10/01/2024, TBA++...........................................    9,206,200
                                                                                    -----------
                                                                                     29,944,354
                                                                                    -----------
             TOTAL MORTGAGE-BACKED SECURITIES (Cost $187,285,815).................  184,784,187
                                                                                    ===========
U.S. GOVERNMENT AGENCY SECURITY -- 3.2% (Cost $18,313,003)
 20,000,000    Federal Home Loan Bank, 4.550% 10/20/2000..........................   17,350,000
                                                                                    ===========
U.S. TREASURY OBLIGATIONS -- 72.9%
             U.S. TREASURY BILL -- 5.3%
 30,000,000    6.630% 09/21/1995..................................................   28,614,525
                                                                                    -----------
             U.S. TREASURY NOTES -- 67.6%
 50,000,000    8.500% 11/15/1995..................................................   50,718,500
 30,000,000    4.250% 11/30/1995..................................................   29,226,600
 40,000,000    9.250% 01/15/1996..................................................   40,924,800
 60,000,000    7.625% 04/30/1996..................................................   60,300,000
 10,000,000    8.000% 10/15/1996..................................................   10,106,200
  5,000,000    6.875% 10/31/1996..................................................    4,955,450
 25,000,000    7.250% 11/15/1996..................................................   24,929,750
  3,500,000    8.000% 01/15/1997..................................................    3,535,560
 35,000,000    6.750% 02/28/1997..................................................   34,458,550
 40,000,000    8.500% 04/15/1997..................................................   40,824,800
 25,000,000    8.500% 05/15/1997..................................................   25,523,500
 25,000,000    8.500% 07/15/1997..................................................   25,546,750
  5,000,000    8.750% 10/15/1997..................................................    5,140,600
  8,000,000    7.250% 08/15/2004..................................................    7,633,760
                                                                                    -----------
                                                                                    363,824,820
                                                                                    -----------
             TOTAL U.S. TREASURY OBLIGATIONS (Cost $398,315,914)..................  392,439,345
                                                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994

PRINCIPAL                                                                             VALUE
  AMOUNT                                                                            (NOTE 1)
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.5% (Cost $35,090,000)
$35,090,000  Agreement with CS First Boston Corporation, 5.650% dated 11/30/1994 to be repurchased at $35,095,507 on 12/01/1994, collateralized by
               $35,879,549 market value of U.S. Treasury Bonds, 8.875% -
               13.875%, having maturities ranging from November, 2009 through
               August, 2017.....................................................   $  35,090,000
                                                                                   =============

TOTAL INVESTMENTS (Cost $650,066,735*).................................   119.1%     640,679,771
OTHER ASSETS AND LIABILITIES (NET).....................................   (19.1)    (102,573,613)
                                                                          -----    -------------
NET ASSETS.............................................................   100.0%   $ 538,106,158
                                                                          =====    =============

---------------

 * Aggregate cost for Federal tax purposes was $650,827,477.
++ Security purchased on a when-issued or delayed delivery basis (Note 1).

ABBREVIATIONS/DEFINITIONS:

BALLOON 5 and 7 year mortgages with larger dollar amounts of payments falling due in the later years of the obligation.

GOLD Payments are on accelerated 45 day payment cycle instead of regular 75 day cycle.

REMIC      Real Estate Mortgage Investment Conduit

TBA        To Be Announced


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
NATIONS MANAGED BOND FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                     NOVEMBER 30, 1994

PRINCIPAL                                                                            VALUE
  AMOUNT                                                                           (NOTE 1)
---------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 9.9%
$3,925,227   Daimler-Benz Auto Grantor Trust, Series 1994-A, Class A,
               5.950% 12/15/2000................................................  $ 3,852,856
 3,211,602   EQCC Home Equity Loan Trust, Series 1994-2, Class A1, 6.350%
               06/15/2014.......................................................    3,161,421
 3,000,000   Ford Credit Grantor Trust, Series 1994-B, Class A, 7.300%
               10/15/1999.......................................................    2,982,180
 4,483,601   General Motors Acceptance Corporation, Series 1994-A Grantor Trust,
               Class A, 6.300% 06/15/1999.......................................    4,396,709
 2,258,637   Green Tree Financial Corporation, Class A-1, 6.550% 07/15/2019+....    2,204,994
    65,095   Morgan Stanley Mortgage, CMO, 8.000% 07/20/2017....................       64,953
   127,770   Western Financial Auto Loans 2, 1991-1, 7.700% 09/01/1996..........      127,890
                                                                                  -----------
             TOTAL ASSET-BACKED SECURITIES (Cost $16,360,185)...................   16,791,003
                                                                                  ===========
CORPORATE BONDS AND NOTES -- 14.0%
             BANKING AND FINANCE -- 6.6%
 2,000,000   Beneficial Corporation, MTN, 8.100% 11/23/1998.....................    1,987,260
 1,500,000   Chrysler Financial Corporation, MTN, 7.190% 05/26/1998.............    1,449,900
 2,000,000   Chrysler Financial Corporation, MTN, 7.290% 07/07/1998.............    1,935,580
 2,000,000   Ford Motor Credit Corporation, MTN, 7.450% 07/12/1999..............    1,928,200
 4,000,000   General Motors Acceptance Corporation, 8.625% 06/15/1999...........    4,000,200
                                                                                  -----------
                                                                                   11,301,140
                                                                                  -----------
             INDUSTRIAL -- 2.5%
 2,500,000   B.A.T. Capital Corporation, MTN, 6.660% 03/22/2000**...............    2,301,500
 2,000,000   Grace, (W.R.) & Company, MTN, 6.880% 06/23/1997....................    1,935,900
                                                                                  -----------
                                                                                    4,237,400
                                                                                  -----------
             PUBLISHING -- 1.6%
 2,800,000   News America Holdings Inc., Sr. Note, 7.500% 03/01/2000............    2,637,208
                                                                                  -----------
             TELECOMMUNICATIONS -- 1.5%
 2,500,000   TKR Cable Inc., Sr. Deb., 10.500% 10/30/2007.......................    2,563,000
                                                                                  -----------
             TRANSPORTATION -- 0.8%
 1,500,000   Quantas Airways Limited, Sr. Note, 6.625% 06/30/1998**.............    1,405,035
                                                                                  -----------
             UTILITIES -- 1.0%
 1,750,000   Cooperative Utilities, Cajun Electric, Series A9, 8.920%
               03/15/2019.......................................................    1,779,068
                                                                                  -----------
             TOTAL CORPORATE BONDS AND NOTES (Cost $25,112,837).................   23,922,851
                                                                                  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
NATIONS MANAGED BOND FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994

PRINCIPAL                                                                            VALUE
  AMOUNT                                                                           (NOTE 1)
---------------------------------------------------------------------------------------------
FOREIGN BONDS AND NOTES -- 4.1%
$1,000,000   Banponce Financial Corporation, MTN, 6.870% 08/23/1996.............  $   983,910
 1,500,000   Banponce Financial Corporation, MTN, 7.170% 08/26/1997.............    1,458,075
 3,000,000   Skandia Capital AB, Guaranteed Eurobonds, 6.000% 02/11/1998........    2,722,350
 2,000,000   Union Bank of Finland Limited, 5.250% 06/15/1996...................    1,916,860
                                                                                  -----------
             TOTAL FOREIGN BONDS AND NOTES (Cost $7,325,299)....................    7,081,195
                                                                                  ===========
MORTGAGE-BACKED SECURITIES -- 21.5%

             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES -- 10.7%
 5,500,000   7.500% 09/08/2001, TBA++...........................................    5,352,160
 9,000,000   8.000% 05/01/2024, TBA++...........................................    8,606,250
 4,500,000   7.500% 02/01/2024, TBA++...........................................    4,190,625
                                                                                  -----------
                                                                                   18,149,035
                                                                                  -----------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
               CERTIFICATES -- 10.8%
 2,763,296   9.000% 06/15/2018 - 11/15/2027, (12 Pools).........................    2,767,778
 3,750,000   8.000% 06/01/2024, TBA++...........................................    3,564,825
 9,000,000   8.500% 07/15/2024, TBA++...........................................    8,803,080
 3,750,000   7.000% 03/01/2024, TBA++...........................................    3,333,975
                                                                                  -----------
                                                                                   18,469,658
                                                                                  -----------
             TOTAL MORTGAGE-BACKED SECURITIES (Cost $36,616,034)................   36,618,693
                                                                                  ===========
MUNICIPAL BOND -- 1.9% (Cost $3,914,781)
 3,115,000   Du Page County, Illinois, GO, Alternative Revenue Source,
               (Stormwater Project),
               6.550% 01/01/2021................................................    3,257,137
                                                                                  ===========
U.S. TREASURY OBLIGATIONS -- 62.2%
             U.S. TREASURY BONDS -- 11.8%
16,750,000     8.875% 08/15/2017................................................   18,042,932
 2,000,000     8.750% 08/15/2020................................................    2,135,620
                                                                                  -----------
                                                                                   20,178,552
                                                                                  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
NATIONS MANAGED BOND FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994

PRINCIPAL                                                                              VALUE
  AMOUNT                                                                             (NOTE 1)
------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- (CONTINUED)
             U.S. TREASURY NOTES -- 50.4%
$20,900,000    7.375% 05/15/1996..................................................  $ 20,919,646
  8,000,000    4.375% 11/15/1996..................................................     7,561,280
 15,575,000    6.000% 11/30/1997..................................................    14,891,102
 19,500,000    5.125% 04/30/1998..................................................    18,003,960
  3,860,000    8,875% 02/15/1999..................................................     4,011,968
 19,150,000    5.750% 08/15/2003..................................................    16,558,813
  4,000,000    7.875% 11/15/2004..................................................     3,989,360
                                                                                    ------------
                                                                                      85,936,129
                                                                                    ------------
             TOTAL U.S. TREASURY OBLIGATIONS (Cost $110,418,940)................     106,114,681
                                                                                    ============

REPURCHASE AGREEMENT -- 5.2% (Cost $8,922,000)
 8,922,000   Agreement with CS First Boston Corporation, 5.650% dated
               11/30/1994, to be repurchased at $8,923,400 on 12/01/1994, collateralized by $9,122,751 market value of U.S. Treasury Bonds,
               8.875% -- 13.875%, having maturities ranging from November, 2009
               through August, 2017.............................................      8,922,000
                                                                                   ============
TOTAL INVESTMENTS (Cost $208,670,076*)..................................   118.8%   202,707,560
OTHER ASSETS AND LIABILITIES (NET)......................................   (18.8)   (32,056,798)
                                                                           -----   ------------
NET ASSETS..............................................................   100.0%  $170,650,762
                                                                           =====   ============

---------------

 * Aggregate cost for Federal tax purposes was $209,206,317.

** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 + Variable rate security. The interest rate shown reflects the rate currently in effect.

++ Security purchased on a when-issued or delayed delivery basis (Note 1).

ABBREVIATIONS:

CMO    Collateralized Mortgage Obligation
GO     General Obligation Bond
MTN    Medium Term Note
TBA    To Be Announced

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
NATIONS SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                     NOVEMBER 30, 1994

PRINCIPAL                                                                            VALUE
  AMOUNT                                                                           (NOTE 1)
---------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 23.0%
$3,000,000   Citicorp Note, A1, Series 1989-17, 8.750% 11/01/1996...............  $ 3,040,770
 4,000,000   Discover Card Master Trust, Series 1994-1A, 6.700% 02/16/2000......    3,871,240
 3,670,403   EQCC Home Equity Loan Trust, Series 1994-2, Class A1, 6.350%
               06/15/2014.......................................................    3,613,053
 5,500,000   First Deposit Master Trust, Series 1994-1, 6.900% 08/15/2001.......    5,372,785
 3,000,000   Ford Credit Auto Loan Master Trust, Series 1992-2, 7.375%
               04/15/1999.......................................................    2,966,250
 6,000,000   Household Affinity Credit Master Trust I, 1994-2, 7.000%
               12/15/1999.......................................................    5,858,438
 4,365,000   National Credit Card Trust Certificates, Series 1989-4, 9.450%
               12/31/1997.......................................................    4,468,669
 6,000,000   Private Label Credit Card Master Trust II, Series 1994-1, 7.150%
               06/01/2001.......................................................    5,947,500
 2,596,936   SCFC Recreation Vehicle Loan, 1991-1, 7.250% 09/15/2006............    2,561,228
 4,000,000   Sears Credit Account Master Trust II, Series 1994-2, Class A,
               7.250% 02/15/1998................................................    3,937,500
 5,500,000   Signet Credit Card Master Trust, Series 1994-4, Class A, 6.800%
               08/15/1997.......................................................    5,335,000
                                                                                  -----------
             TOTAL ASSET-BACKED SECURITIES (Cost $47,918,365)...................   46,972,433
                                                                                  ===========
CORPORATE BONDS AND NOTES -- 51.7%
             BANK -- 4.4%
 4,500,000   Home Savings of America, California, 10.500% 06/12/1997............    4,647,960
 4,400,000   World Savings & Loan Association, Oakland, 4.875% 03/01/1996.......    4,281,024
                                                                                  -----------
                                                                                    8,928,984
                                                                                  -----------
             BROKERAGE -- 6.8%
 5,000,000   Dean Witter, Discover & Company, 5.000% 04/01/1996.................    4,831,550
 4,000,000   Lehman Brothers Inc., Sr. Sub. Note, 7.000% 05/15/1997.............    3,875,080
 5,000,000   Paine Webber Group Inc., MTN, 9.250% 11/15/1995....................    5,077,750
                                                                                  -----------
                                                                                   13,784,380
                                                                                  -----------
             CAPTIVE FINANCE -- 14.7%
 4,000,000   Florida Progress Capital Holding, MTN, 8.250% 09/05/1996**.........    4,016,440
 4,000,000   Ford Motor Credit Corporation, 8.625% 04/15/1996...................    4,046,040
             General Motors Acceptance Corporation, MTN:
 2,000,000     7.500% 06/04/1997................................................    1,968,400
 5,000,000     6.750% 06/16/1997................................................    4,834,200
 6,000,000   McDonnell Douglas Financial Corporation, MTN, 5.260% 11/30/1995....    5,877,840
 4,500,000   Potomac Capital Investment Company, MTN, 6.190% 04/28/1997**.......    4,291,695
 5,000,000   Textron Financial Corporation, MTN, 5.320% 03/04/1996**............    4,867,400
                                                                                  -----------
                                                                                   29,902,015
                                                                                  -----------
             CHEMICAL -- 2.4%
 5,000,000   Grace (W.R.) & Company, MTN, 7.250% 07/15/1997.....................    4,876,100
                                                                                  -----------
             ENERGY -- 3.0%
 6,000,000   Tennessee Gas Pipeline Company, 9.250% 05/15/1996..................    6,105,900
                                                                                  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
NATIONS SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994

PRINCIPAL                                                                             VALUE
  AMOUNT                                                                            (NOTE 1)
----------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- (CONTINUED)
             INDEPENDENT FINANCE -- 8.9%
$5,000,000   ADVANTA Corporation, MTN, 7.400% 11/04/1996........................  $  4,938,500
 2,750,000   Greyhound Financial Corporation, 8.250% 03/11/1997.................     2,756,545
 4,000,000   Household Finance Corporation, 7.625% 12/15/1996...................     3,980,440
 7,000,000   International Lease Finance Corporation, MTN, 5.790% 11/03/1997....     6,563,340
                                                                                  ------------
                                                                                    18,238,825
                                                                                  ------------
             INDUSTRIAL -- 7.0%
 3,500,000   Comdisco, Inc., MTN, 6.890% 08/30/1996.............................     3,438,295
 5,250,000   General American Transportation Corporation, MTN, 6.390%
               12/21/1995.......................................................     5,183,010
 5,500,000   Hertz Corporation, Sr. Sub. Note, 9.125% 08/01/1996................     5,605,875
                                                                                  ------------
                                                                                    14,227,180
                                                                                  ------------
             RETAIL -- 0.8%
 1,500,000   Sears, Roebuck & Company, MTN, 9.420% 04/01/1996...................     1,535,355
                                                                                  ------------
             SAVINGS AND LOAN -- 0.0%
     1,224   Home Savings and Loan Association, California, MTN, 9.171%
               03/01/2008+......................................................         1,181
                                                                                  ------------
             TELECOMMUNICATIONS -- 2.5%
   250,000   Bell Atlantic Tricon Corporation, 8.000% 03/03/1997................       250,690
 5,000,000   Tele-Communications Inc., MTN, 4.830% 08/21/1995...................     4,916,100
                                                                                  ------------
                                                                                     5,166,790
                                                                                  ------------
             UTILITIES -- 1.2%
 2,500,000   Public Service Electric & Gas Capital Corporation, MTN,
               9.400% 10/18/1995**..............................................     2,539,800
                                                                                  ------------
             TOTAL CORPORATE BONDS AND NOTES (Cost $107,580,752)................   105,306,510
                                                                                  ============
FOREIGN BONDS AND NOTES -- 16.1%
 5,000,000   Banponce Financial Corporation, MTN, 5.450% 01/07/1997.............     4,747,850
 2,000,000   Banponce Financial Corporation, MTN, 6.870% 08/23/1996.............     1,967,820
 2,500,000   Boots Company, PLC Bonds, 9.000% 01/03/1997........................     2,543,950
 3,000,000   Boral Limited, 7.340% 06/20/1997...................................     2,927,310
 5,180,000   Lord Realty Corporation, Equitable Note, 10.500% 12/30/1997........     5,419,782
 3,500,000   Statens BostadsFinansier, Note, 8.500% 03/05/1997..................     3,516,835
 7,000,000   Union Bank of Finland Limited, 5.250% 06/15/1996...................     6,709,010
 5,000,000   Unum Corporation, MTN, 6.160% 05/01/1996...........................     4,892,700
                                                                                  ------------
             TOTAL FOREIGN BONDS AND NOTES (Cost $33,918,503)...................    32,725,257
                                                                                  ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
NATIONS SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994

PRINCIPAL                                                                               VALUE
  AMOUNT                                                                              (NOTE 1)
------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY -- 1.0% (Cost $2,070,854)
             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES -- 1.0%
$2,000,000     8.632% 01/01/1996+.................................................  $  2,022,540
                                                                                    ============
U.S. TREASURY NOTES -- 6.1%
 3,000,000     8.000% 01/15/1997..................................................     3,030,480
 9,650,000     6.500% 05/15/1997..................................................     9,425,348
                                                                                    ------------
             TOTAL U.S. TREASURY NOTES (Cost $12,654,174).......................      12,455,828
                                                                                    ============
REPURCHASE AGREEMENT -- 0.6% (Cost $1,292,000)
 1,292,000   Agreement with CS First Boston Corporation, 5.650% dated
               11/30/1994, to be repurchased at $1,292,203 on 12/01/1994, collateralized by $1,321,071 market value of U.S. Treasury Bonds,
               8.875% -- 13.875%, having maturities ranging from November, 2009
               through August, 2017.............................................       1,292,000
                                                                                    ============
TOTAL INVESTMENTS (Cost $205,434,648*)..................................   98.5%     200,774,568
OTHER ASSETS AND LIABILITIES (NET)......................................    1.5        3,079,320
                                                                          -----     ------------
NET ASSETS..............................................................  100.0%    $203,853,888
                                                                          =====     ============

---------------

  * Aggregate cost for Federal tax purposes.
 ** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

  + Variable rate security. The interest rate shown reflects the rate currently in effect.

ABBREVIATION:

MTN  Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Adjustable Rate Government Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                     NOVEMBER 30, 1994

PRINCIPAL                                                                             VALUE
  AMOUNT                                                                            (NOTE 1)
----------------------------------------------------------------------------------------------
ASSET-BACKED SECURITY -- 1.5% (Cost $844,068)
$  792,319   Drexel Burnham Lambert, Series S-2, 9.000% 08/01/2018.................  $   801,232
                                                                                     ===========
MORTGAGE-BACKED SECURITIES -- 82.2%
             FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES -- 5.7%
   188,591     6.500% 09/01/2003...................................................      183,476
   950,574     8.500% 04/01/2008...................................................      955,621
   268,358     6.564% 06/01/2016+..................................................      264,000
   299,099     7.167% 07/01/2022+..................................................      300,915
   178,575     5.695% 12/01/2022+..................................................      178,200
 1,265,759     5.847% 03/01/2023+..................................................    1,255,279
                                                                                     -----------
                                                                                       3,137,491
                                                                                     -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES -- 57.1%
   335,522     9.000% 04/01/2016...................................................      340,582
 1,004,419     5.778% 07/01/2017+..................................................    1,011,952
 3,603,436     5.842% 06/01/2018+..................................................    3,596,698
 3,117,402     6.448% 11/01/2018+..................................................    3,118,867
 2,023,256     7.007% 12/01/2020+..................................................    2,063,722
 2,212,553     6.786% 12/01/2021+..................................................    2,248,507
   244,969     6.480% 06/01/2022+..................................................      243,678
   586,395     6.270% 08/01/2022+..................................................      573,568
   157,181     7.625% 10/01/2022+..................................................      156,507
   978,874     6.335% 11/01/2022+..................................................      955,938
   314,842     7.605% 11/01/2022+..................................................      313,674
 2,707,270     5.545% 12/01/2022+..................................................    2,701,775
 2,024,832     6.009% 03/01/2023+..................................................    2,013,452
 2,151,981     5.947% 04/01/2023+..................................................    2,148,280
 1,897,730     4.400% 06/01/2024+..................................................    1,828,938
 4,029,731     5.251% 08/01/2024+..................................................    3,962,999
               REMIC,
 4,000,000   Certificate 1992-204FG, 7.150% 01/25/2022+............................    3,858,720
                                                                                     -----------
                                                                                      31,137,857
                                                                                     -----------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
               CERTIFICATES -- 19.4%
 3,000,000     7.500% 12/22/2024, TBA++............................................    3,005,625
             GNMA II:
 1,667,179     6.000% 04/20/2022+..................................................    1,608,311
 1,785,250     5.125% 10/20/2022+..................................................    1,699,343
   522,043     5.125% 11/20/2022+..................................................      496,923
   388,659     5.500% 02/20/2023+..................................................      370,198
   792,148     5.500% 02/20/2023+..................................................      754,521
 2,772,564     6.000% 05/20/2023+..................................................    2,663,408
                                                                                     -----------
                                                                                      10,598,329
                                                                                     -----------
             TOTAL MORTGAGE-BACKED SECURITIES (Cost $46,413,387).................     44,873,677
                                                                                     ===========

                      SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
NATIONS ADJUSTABLE RATE GOVERNMENT FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994

PRINCIPAL                                                                             VALUE
  AMOUNT                                                                            (NOTE 1)
----------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES -- 3.1%
             STUDENT LOAN MARKETING ASSOCIATION (SLMA) CERTIFICATES -- 3.1%
$1,000,000   5.770% 08/02/1999+..................................................  $ 1,000,640
   250,000   Series BA, 6.125% 04/24/1995+.......................................      250,367
   500,000   Series 10-J, 5.135% 06/01/1998+.....................................      464,765
                                                                                   -----------
             TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,748,696)...........    1,715,772
                                                                                   ===========
U.S. TREASURY NOTES -- 19.7%
 1,000,000   5.125% 03/31/1996...................................................      974,060
 3,000,000   6.250% 08/31/1996...................................................    2,945,160
 5,000,000   6.875% 10/31/1996...................................................    4,955,450
    74,000   7.250% 11/15/1996...................................................       73,792
 2,000,000   4.750% 09/30/1998...................................................    1,804,060
                                                                                   -----------
             TOTAL U.S. TREASURY NOTES (Cost $11,056,322)........................   10,752,522
                                                                                   ===========
REPURCHASE AGREEMENT -- 0.2% (Cost $103,000)
   103,000   Agreement with CS First Boston Corporation, 5.650% dated 11/30/1994, to be repurchased at $103,016 on 12/01/1994, collateralized by
               $105,318 market value of U.S. Treasury Bonds, 8.875% - 13.875%, having maturities ranging from November, 2009 through August,
               2017..............................................................      103,000
                                                                                   ===========
TOTAL INVESTMENTS (Cost $60,165,473*)...................................   106.7%   58,246,203
OTHER ASSETS AND LIABILITIES (NET)......................................    (6.7)   (3,664,197)
                                                                           ------  -----------
NET ASSETS..............................................................   100.0%  $54,582,006
                                                                           =====   ===========

---------------

 * Aggregate cost for Federal tax purposes.
 + Variable rate security. The interest rate shown reflects the rate currently in effect.
++ Security purchased on a when-issued or delayed delivery basis (Note 1).

ABBREVIATIONS:

REMIC    Real Estate Mortgage Investment Conduit
TBA      To Be Announced


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
NATIONS DIVERSIFIED INCOME FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                     NOVEMBER 30, 1994

PRINCIPAL                                                                            VALUE
  AMOUNT                                                                           (NOTE 1)
---------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 49.5%
             AEROSPACE -- 1.7%
$1,500,000   McDonnell Douglas Corporation, 9.750% 04/01/2012...................  $ 1,565,430
                                                                                  -----------
             BANKING AND FINANCE -- 5.3%
 2,000,000   General Motors Acceptance Corporation, MTN, 7.500% 07/24/2000......    1,899,400
 1,499,370   G.P.A. Leasing USA, Series BN-5, 9.125% 12/02/1996+**..............    1,376,272
 1,500,000   Sunamerica Inc., 9.000% 01/15/1999.................................    1,519,500
                                                                                  -----------
                                                                                    4,795,172
                                                                                  -----------
             COMPUTER -- 1.8%
 1,500,000   Unisys Corporation, Credit Sensitive Notes, 13.500% 07/01/1997+....    1,620,000
                                                                                  -----------
             ENERGY -- 8.4%
 2,000,000   Clark Oil & Refining Corporation, Sr. Note, 9.500% 09/15/2004......    1,980,000
 1,500,000   Coastal Corporation, Sr. Deb., 11.750% 06/15/2006..................    1,640,625
 2,000,000   Cogentrix Energy, Inc., Sr. Note, 8.100% 03/15/2004................    1,812,680
   750,000   Maxus Energy Corporation, Deb., 11.500% 11/15/2015.................      712,500
 1,500,000   USX-Marathon Group, 9.625% 08/15/2003..............................    1,510,590
                                                                                  -----------
                                                                                    7,656,395
                                                                                  -----------
             ENTERTAINMENT -- 1.4%
 1,500,000   Time Warner Inc., Deb., 9.150% 02/01/2023..........................    1,302,195
                                                                                  -----------
             FOOD -- 1.1%
 1,000,000   Chiquita Brands International Inc., Sub. Note, 11.500%
               06/01/2001.......................................................    1,005,000
                                                                                  -----------
             GAS -- 2.1%
 2,000,000   Louis Dreyfus Natural Gas, Sr. Sub. Note, 9.250% 06/15/2004........    1,901,500
                                                                                  -----------
             INDUSTRIAL -- 13.6%
 1,000,000   Auburn Hills Certificates, 12.375% 05/01/2020+.....................    1,312,540
 2,000,000   B.A.T. Capital Corporation, MTN, 6.500% 11/24/2003.................    1,713,860
 1,000,000   Bowater Inc., Deb., 9.500% 10/15/2012..............................    1,001,850
 1,500,000   Domtar, Inc., Sr. Note, 12.000% 04/15/2001.........................    1,575,000
 2,000,000   Global Marine Inc., Sr. Sec. Note, 12.750% 12/15/1999..............    2,100,000
 1,500,000   Inland Steel Company, First Mortgage, Series T, 12.000%
               12/01/1998.......................................................    1,612,500
 2,000,000   Stone Container Corporation, Sr. Note, 11.875% 12/01/1998..........    2,050,000
 1,000,000   Valassis Inserts Inc., Sr. Note, 9.375% 03/15/1999.................      996,250
                                                                                  -----------
                                                                                   12,362,000
                                                                                  -----------
             LEISURE -- 0.8%
 1,000,000   Bally Health & Tennis Corporation, 13.000% 01/15/2003..............      750,000
                                                                                  -----------
             PAPER AND PAPER PRODUCTS -- 1.5%
 1,500,000   Georgia Pacific Corporation, Deb., 8.250% 03/01/2023...............    1,340,730
                                                                                  -----------
             PUBLISHING -- 2.3%
 2,000,000   News America Holdings Inc., Deb., 10.125% 10/15/2012...............    2,066,560
                                                                                  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
NATIONS DIVERSIFIED INCOME FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994

PRINCIPAL                                                                            VALUE
  AMOUNT                                                                           (NOTE 1)
---------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- (CONTINUED)

             RETAIL -- 1.1%
$1,000,000   Hechinger Company, Sr. Deb., 9.450% 11/15/2012.....................  $   971,760
                                                                                  -----------
             TELECOMMUNICATIONS -- 1.7%
 1,500,000   TKR Cable Inc., Sr. Deb., 10.500% 10/30/2007.......................    1,537,800
                                                                                  -----------
             TRANSPORTATION -- 1.5%
 1,500,000   Quantas Airways Ltd., Sr. Note, 6.625% 06/30/1998**................    1,405,035
                                                                                  -----------
             UTILITIES -- 5.2%
 1,000,000   Commonwealth Edison Company, First Mortgage, 8.625% 02/01/2022.....      924,950
   750,000   GTE Corporation, Deb., 7.830% 05/01/2023...........................      655,005
 1,000,000   Texas Utilities Electric Company, First Mortgage & Collateral,
               9.750% 05/01/2021................................................    1,023,860
 2,000,000   Transco Energy Corporation, 11.250% 07/01/1999.....................    2,090,000
                                                                                  -----------
                                                                                    4,693,815
                                                                                  -----------
             TOTAL CORPORATE BONDS AND NOTES (Cost $48,028,468).................   44,973,392
                                                                                  ===========
FOREIGN BONDS AND NOTES -- 3.7%
 1,000,000   Banco Nacional De Commerce Ext. SNC, 7.500% 07/01/2000.............      896,250
 1,000,000   Hydro-Quebec, Deb., Series H, 9.400% 02/01/2021....................    1,025,970
 1,500,000   Nova Scotia Province (of Canada), 9.125% 05/01/2021................    1,478,820
                                                                                  -----------
             TOTAL FOREIGN BONDS AND NOTES (Cost $3,865,866)....................    3,401,040
                                                                                  ===========
MORTGAGE-BACKED SECURITIES -- 14.6%
             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES -- 9.5%
 9,000,000     8.000% 05/01/2024, TBA++.........................................    8,606,250
                                                                                  -----------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
               CERTIFICATES -- 5.1%
 4,889,589     8.000% 08/15/2024................................................    4,648,142
                                                                                  -----------
             TOTAL MORTGAGE-BACKED SECURITIES (Cost $13,422,924)................   13,254,392
                                                                                  ===========
U.S. TREASURY OBLIGATIONS -- 38.3%
             U.S. TREASURY BONDS -- 19.2%
 8,000,000     9.250% 02/15/2016+++.............................................    8,910,000
 8,000,000     8.750% 08/15/2020................................................    8,542,480
                                                                                  -----------
                                                                                   17,452,480
                                                                                  -----------
             U.S. TREASURY NOTE -- 19.1%
20,000,000     5.750% 08/15/2003................................................   17,293,800
                                                                                  -----------
             TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,137,982).................   34,746,280
                                                                                  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
NATIONS DIVERSIFIED INCOME FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994

PRINCIPAL                                                                            VALUE
  AMOUNT                                                                           (NOTE 1)
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.1% (Cost $949,000)
$  949,000   Agreement with CS First Boston Corporation, 5.650% dated
               11/30/1994, to be repurchased at $949,149 on 12/01/1994,
               collateralized by $970,353 market value of U.S. Treasury Bonds,
               8.875% - 13.875%, having maturities ranging from November, 2009
               through August, 2017.............................................  $   949,000
                                                                                  ===========
TOTAL INVESTMENTS (Cost $101,404,240*).................................   107.2%   97,324,104
OTHER ASSETS AND LIABILITIES (NET)...................................      (7.2)   (6,513,176)
                                                                          -----   -----------
NET ASSETS.............................................................   100.0%  $90,810,928
                                                                          =====   ===========
                                                                                      NET
NUMBER OF                                                                         UNREALIZED
CONTRACTS                                                                         APPRECIATION
----------                                                                        ------------
FUTURES CONTRACTS -- SHORT POSITION
        90   U.S. Treasury Bond Futures, December 1994..........................  $    59,250
                                                                                  ===========
---------------

  * Aggregate cost for Federal tax purposes was $101,508,514.
 ** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
  + Variable rate security. The interest rate shown reflects the rate currently in effect.
 ++ Security purchased on a when-issued or delayed delivery basis (Note 1).
+++ Security pledged as collateral on futures contracts.

ABBREVIATIONS:

MTN    Medium Term Note
TBA    To Be Announced

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
NATIONS STRATEGIC FIXED INCOME FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                     NOVEMBER 30, 1994

PRINCIPAL                                                                            VALUE
  AMOUNT                                                                           (NOTE 1)
---------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 8.1%
$10,903,409  Daimler-Benz Auto Grantor Trust, Series 1994-A, Class A, 5.950%
               12/15/2000.......................................................  $10,702,378
 9,176,007   EQCC Home Equity Loan Trust, Series 1994-2, Class A1, 6.350%
               06/15/2014.......................................................    9,032,632
 7,500,000   Ford Credit Grantor Trust, Series 1994-B, Class A, 7.300%
               10/15/1999.......................................................    7,455,450
11,820,404   General Motors Acceptance Corporation, Series 1994-A, Grantor
               Trust, Class A, 6.300% 06/15/1999................................   11,591,324
 6,324,183   Green Tree Financial Corporation, Class A-1, 6.550% 07/15/2019+....    6,173,984
                                                                                  -----------
             TOTAL ASSET-BACKED SECURITIES (Cost $45,665,332)...................   44,955,768
                                                                                  ===========
CORPORATE BONDS AND NOTES -- 11.7%
             BANKING AND FINANCE -- 6.4%
 5,500,000   Beneficial Corporation, MTN, 8.100% 11/23/1998.....................    5,464,965
             Chrysler Financial Corporation, MTN:
 5,500,000     7.190% 05/26/1998................................................    5,316,300
 5,500,000     7.290% 07/07/1998................................................    5,322,845
 6,725,000   Ford Motor Credit Corporation, MTN, 7.450% 07/12/1999..............    6,483,573
             General Motors Acceptance Corporation, MTN:
 5,500,000     6.375% 05/23/1996................................................    5,392,200
 7,500,000     7.850% 03/05/1997................................................    7,452,825
                                                                                  -----------
                                                                                   35,432,708
                                                                                  -----------
             CHEMICAL -- 1.0%
 5,750,000   Grace (W.R.) & Company, MTN, 6.880% 06/23/1997.....................    5,565,712
                                                                                  -----------
             INDUSTRIAL -- 1.2%
 7,000,000   B.A.T. Capital Corporation, MTN, 6.660% 03/22/2000**...............    6,444,200
                                                                                  -----------
             PUBLISHING -- 1.4%
 8,250,000   News America Holdings Inc., Sr. Note, 7.500% 03/01/2000............    7,770,345
                                                                                  -----------
             TELECOMMUNICATIONS -- 1.0%
 5,500,000   TKR Cable Inc., Sr. Deb. 10.500% 10/30/2007........................    5,638,600
                                                                                  -----------
             TRANSPORTATION -- 0.7%
 4,500,000   Quantas Airways Limited, Sr. Note, 6.625% 06/30/1998**.............    4,215,105
                                                                                  -----------
             TOTAL CORPORATE BONDS AND NOTES (Cost $68,349,114).................   65,066,670
                                                                                  ===========
FOREIGN BONDS AND NOTES -- 3.3%
 1,000,000   Banponce Financial Corporation, MTN, 6.870% 08/23/1996.............      983,910
 4,500,000   Banponce Financial Corporation, MTN, 7.170% 08/26/1997.............    4,374,225
 9,000,000   Skandia Capital AB, Guaranteed Eurobonds, 6.000% 02/11/1998........    8,167,050
 5,000,000   Union Bank of Finland Limited, 5.250% 06/15/1996...................    4,792,150
                                                                                  -----------
             TOTAL FOREIGN BONDS AND NOTES (Cost $18,980,175)...................   18,317,335
                                                                                  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
NATIONS STRATEGIC FIXED INCOME FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994

PRINCIPAL                                                                            VALUE
  AMOUNT                                                                           (NOTE 1)
---------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 21.8%
             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES -- 13.1%
$34,000,000    7.500% 09/08/2001, TBA++.........................................  $ 33,086,080
 27,600,000    8.000% 05/01/2024, TBA++.........................................    26,392,500
 13,800,000    7.500% 02/01/2024, TBA++.........................................    12,851,250
                                                                                  ------------
                                                                                    72,329,830
                                                                                  ------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
               CERTIFICATES -- 8.7%
 5,618,203     9.000% 05/15/2016 - 07/15/2022, (42 Pools).......................     5,653,715
10,000,000     8.000% 06/01/2024, TBA++.........................................     9,506,200
25,000,000     8.500% 07/15/2024, TBA++.........................................    24,453,000
10,000,000     7.000% 03/01/2024, TBA++.........................................     8,890,600
                                                                                  ------------
                                                                                    48,503,515
                                                                                  ------------
             TOTAL MORTGAGE-BACKED SECURITIES (Cost $120,848,741)...............   120,833,345
                                                                                  ============
MUNICIPAL BOND -- 1.9% (Cost $10,350,448)
10,000,000   Du Page County, Illinois, GO, Alternate Revenue Source, (Stormwater
               Project), 6.550% 01/01/2021......................................    10,456,300
                                                                                  ============
U.S. TREASURY OBLIGATIONS -- 60.8%
             U.S. TREASURY BONDS -- 13.1%
23,800,000     8.875% 08/15/2017................................................    25,637,122
43,755,000     8.750% 08/15/2020................................................    46,722,027
                                                                                  ------------
                                                                                    72,359,149
                                                                                  ------------
             U.S. TREASURY NOTES -- 47.7%
49,225,000     7.375% 05/15/1996................................................    49,271,271
31,000,000     4.375% 11/15/1996................................................    29,299,960
37,050,000     6.000% 11/30/1997................................................    35,423,134
63,175,000     5.125% 04/30/1998................................................    58,328,214
27,440,000     8.875% 02/15/1999................................................    28,520,313
60,450,000     5.750% 08/15/2003................................................    52,270,510
11,000,000     7.875% 11/15/2004................................................    10,970,740
                                                                                  ------------
                                                                                   264,084,142
                                                                                  ------------
             TOTAL U.S. TREASURY OBLIGATIONS (Cost $348,867,253)................   336,443,291
                                                                                  ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
NATIONS STRATEGIC FIXED INCOME FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994

PRINCIPAL                                                                            VALUE
  AMOUNT                                                                           (NOTE 1)
-----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 11.6% (Cost $64,366,000)
$64,366,000  Agreement with CS First Boston Corporation, 5.650% dated
               11/30/1994, to be repurchased at $64,376,102 on 12/01/1994, collateralized by $65,814,279 market value of U.S. Treasury
               Bonds, 8.875%-13.875%, having maturities ranging from November,
               2009 through August, 2017........................................  $  64,366,000
                                                                                  =============
TOTAL INVESTMENTS (Cost $677,427,063*)..................................  119.2%    660,438,709
OTHER ASSETS AND LIABILITIES (NET)......................................  (19.2)   (106,589,502)
                                                                           -----  -------------
NET ASSETS..............................................................  100.0%  $ 553,849,207
                                                                           =====  =============
---------------

  * Aggregate cost for Federal tax purposes was $683,964,031.
 ** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
  + Variable rate security. The interest rate shown reflects the rate currently in effect.
 ++ Security purchased on a when-issued or delayed delivery basis (Note 1).

ABBREVIATIONS:

GO     General Obligation Bond
MTN    Medium Term Note
TBA    To Be Announced


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
NATIONS MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                     NOVEMBER 30, 1994

PRINCIPAL                                                                              VALUE
  AMOUNT                                                                             (NOTE 1)
-----------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 1.9%
$  750,210   First Boston Mortgage Securities, CMO, Series 1989-5, Class A-1,
               7.500% 12/25/2019................................................    $   714,106
   478,138   Residential Funding Mortgage, Series 1990-13, Class A-13,
               9.500% 10/25/2005................................................        477,988
                                                                                    -----------
             TOTAL ASSET-BACKED SECURITIES (Cost $1,239,161)....................      1,192,094
                                                                                    ===========
MORTGAGE-BACKED SECURITIES -- 84.8%
             FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES -- 18.3%
   384,857     7.500% 08/01/2008 - 06/01/2009, (2 Pools)..........................      362,439
 4,911,898     8.000% 08/01/2007 - 05/01/2017, (7 Pools)..........................    4,816,536
 5,025,366     8.500% 02/01/2008 - 05/01/2017, (3 Pools)..........................    4,951,854
 1,142,655     9.500% 04/01/2018 - 06/01/2021, (4 Pools)..........................    1,180,961
                                                                                    -----------
                                                                                     11,311,790
                                                                                    -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES -- 29.0%
 8,728,384     7.500% 08/01/2022 - 06/01/2023, (13 Pools).........................    8,128,308
   886,432     8.000% 05/01/2009 - 07/01/2017, (3 Pools)..........................      866,772
   289,926     8.250% 04/01/2009, (2 Pools).......................................      285,346
 1,023,983     8.500% 12/01/2011 - 02/01/2017, (2 Pools)..........................    1,025,233
 3,000,000     7.000% 10/01/2029, TBA++...........................................    2,817,656
 5,000,000     7.500% 09/08/2001, TBA++...........................................    4,867,969
                                                                                    -----------
                                                                                     17,991,284
                                                                                    -----------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
               CERTIFICATES -- 37.5%
 1,730,432     7.000% 06/15/2023, (3 Pools).......................................    1,538,458
   987,199     8.000% 09/15/2006 - 12/15/2007, (5 Pools)..........................      973,881
 1,292,554     8.500% 07/15/2016 - 07/15/2021, (10 Pools).........................    1,273,226
 3,051,040     9.000% 11/15/2008 - 07/15/2017, (16 Pools).........................    3,077,486
   915,176     9.500% 06/15/2009 - 07/15/2018, (5 Pools)..........................      951,552
 1,459,654     10.000% 11/15/2009 - 08/15/2020, (13 Pools)........................    1,544,167
   343,572     11.750% 09/15/2000 - 12/15/2000, (2 Pools).........................      367,623
    68,771     12.750% 12/15/1997.................................................       73,670
10,000,000     7.000% 03/01/2024, TBA++...........................................    8,812,500
 5,000,000     7.500% 10/01/2024, TBA++...........................................    4,607,813
                                                                                    -----------
                                                                                     23,220,376
                                                                                    -----------
             TOTAL MORTGAGE-BACKED SECURITIES (Cost $54,478,543)..................   52,523,450
                                                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.


NATIONS FUND TRUST
NATIONS MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1994
--------------------------------------------------------------------------------

PRINCIPAL                                                                              VALUE
  AMOUNT                                                                             (NOTE 1)
-----------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITY -- 1.5% (Cost $930,197)
$  881,140   Resolution Trust Corporation, Series 91-3, Class A-2,
               10.402% 08/25/2021+..............................................    $   903,719
                                                                                    ===========
U.S. TREASURY OBLIGATIONS -- 31.3%
             U.S. TREASURY BILL -- 23.1%
15,000,000     6.543% 08/24/1995..................................................   14,310,617
                                                                                    -----------
             U.S. TREASURY BOND -- 0.2%
   100,000     8.500% 02/15/2020..................................................      104,047
                                                                                    -----------
             U.S. TREASURY NOTE -- 8.0%
 5,000,000     7.750% 11/30/1999..................................................    4,989,850
                                                                                    -----------
             TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,525,191).................     19,404,514
                                                                                    ===========
REPURCHASE AGREEMENT -- 14.7% (Cost $9,117,000)
 9,117,000   Agreement with CS First Boston Corporation, 5.650% dated
               11/30/1994, to be repurchased at $9,118,431 on 12/01/1994, collateralized by $9,322,139 market value of U.S. Treasury Bonds,
               8.875% -- 13.875%, having maturities ranging from November, 2009
               through August, 2017.............................................      9,117,000
                                                                                    ===========
TOTAL INVESTMENTS (Cost $85,290,092*)..................................   134.2%     83,140,777
OTHER ASSETS AND LIABILITIES (NET)....................................    (34.2)    (21,194,535)
                                                                          -----     -----------
NET ASSETS.............................................................   100.0%    $61,946,242
                                                                          =====     ===========

---------------

  * Aggregate cost for Federal tax purposes was $85,565,405.
  + Variable rate security. The interest rate shown reflects the rate currently in effect.
 ++ Security purchased on a when-issued or delayed delivery basis (Note 1).

ABBREVIATIONS:

CMO    Collateralized Mortgage Obligation
TBA    To Be Announced

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES                        NOVEMBER 30, 1994

                             NATIONS                                  NATIONS                     NATIONS      NATIONS
                             SHORT-        NATIONS       NATIONS     ADJUSTABLE     NATIONS      STRATEGIC    MORTGAGE-
                           INTERMEDIATE    MANAGED     SHORT-TERM       RATE      DIVERSIFIED      FIXED        BACKED
                           GOVERNMENT       BOND         INCOME      GOVERNMENT     INCOME        INCOME      SECURITIES
                              FUND          FUND          FUND          FUND         FUND          FUND          FUND
                           ----------------------------------------------------------------------------------------------
ASSETS
Investments, at value.
  See accompanying
  schedules:
    Securities...........  $605,589,771  $193,785,560  $199,482,568  $58,143,203  $96,375,104   $596,072,709  $74,023,777
    Repurchase
      Agreements.........    35,090,000     8,922,000     1,292,000      103,000       949,000    64,366,000    9,117,000
                           -----------   ------------  ------------  -----------  ------------  ------------  -----------
      Total
        Investments......   640,679,771   202,707,560   200,774,568   58,246,203    97,324,104   660,438,709   83,140,777
Cash.....................           744       467,782           543          232           811     1,112,379          947
Interest receivable......     5,703,839     1,852,954     3,601,327      328,327     2,203,489     5,782,486      313,577
Dollar roll fee income
  receivable (Notes 1 and
  4).....................       154,549            --            --           --        15,248            --       15,677
Receivable for Fund
  shares sold............     2,093,002       380,848     1,578,663       40,435       381,424     4,985,443       76,241
Receivable from
  investment adviser
  (Note 2)...............            --            --            --       20,635            --            --           --
Unamortized organization
  costs (Note 6).........        11,659            --        11,425       11,425        11,763        11,763           --
Prepaid expenses and
  other assets...........         5,012            70        13,463        1,549        13,437           766          787
                           ------------  ------------  ------------  -----------  ------------  ------------  -----------
    Total Assets.........   648,648,576   205,409,214   205,979,989   58,648,806    99,950,276   672,331,546   83,548,006
                           ------------  ------------  ------------  -----------  ------------  ------------  -----------
LIABILITIES
Payable for Fund shares
  redeemed...............     3,683,618        47,602     1,136,249      818,553        51,790       730,247       19,837
Payable for investment
  securities purchased
  (Notes 1 and 4)........   104,038,476    33,735,703            --    3,009,375     8,599,922   114,904,351   21,127,344
Investment advisory fee
  payable (Note 2).......       180,301        70,965        17,352           --        10,025       225,593       25,562
Administration fee
  payable (Note 2).......        41,469        13,057        15,801        4,343         6,807        41,509        3,868
Shareholder servicing and
  distribution fee
  payable (Note 3).......        25,456           928         8,011        4,391        37,338         1,349           --
Transfer agent fee
  payable (Note 2).......        52,807        24,718         3,384        4,577         9,333        28,971        2,750
Custodian fees payable
  (Note 2)...............         6,911         2,812         3,078        1,347         1,821         6,711        1,495
Dividends payable........     2,381,916       783,880       920,474      193,709       341,146     2,427,967      358,275
Accrued Trustees' fees
  and expenses (Note
  2).....................         3,412         1,037         1,270          365           484         3,001          402
Variation margin due to
  broker (Note 1)........            --            --            --           --        59,063            --           --
Accrued expenses and
  other payables.........       128,052        77,750        20,482       30,140        21,619       112,640       62,231
                           ------------  ------------  ------------  -----------  ------------  ------------  -----------
    Total Liabilities....   110,542,418    34,758,452     2,126,101    4,066,800     9,139,348   118,482,339   21,601,764
                           ------------  ------------  ------------  -----------  ------------  ------------  -----------
NET ASSETS...............  $538,106,158  $170,650,762  $203,853,888  $54,582,006  $90,810,928   $553,849,207  $61,946,242
                           ============  ============  ============  ===========  ===========   ============  ===========
Investments, at cost
  (Note 1)...............  $650,066,735  $208,670,076  $205,434,648  $60,165,473  $101,404,240  $677,427,063  $85,290,092
                           ============  ============  ============  ===========  ============  ============  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)            NOVEMBER 30, 1994

                              NATIONS                                  NATIONS                    NATIONS      NATIONS
                              SHORT-        NATIONS       NATIONS     ADJUSTABLE    NATIONS      STRATEGIC    MORTGAGE-
                            INTERMEDIATE    MANAGED     SHORT-TERM       RATE      DIVERSIFIED     FIXED        BACKED
                            GOVERNMENT       BOND         INCOME      GOVERNMENT     INCOME       INCOME      SECURITIES
                               FUND          FUND          FUND          FUND         FUND         FUND          FUND
                            --------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Undistributed net
  investment
  income/(distributions in
  excess of net investment
  income).................  $ (2,239,557)  $  1,402,225   $  (920,474)  $  (193,709)  $  (138,327)  $ (1,351,845)  $  (358,275)
Accumulated net realized
  loss on investments sold
  and futures contracts...   (26,333,476)    (5,588,378)   (7,291,315)   (2,158,320)   (2,571,759)   (22,358,183)   (4,604,597)
Net unrealized
  depreciation of
  investments and futures
  contracts...............    (9,386,964)    (5,962,516)   (4,660,080)   (1,919,270)   (4,020,886)   (16,988,354)   (2,149,315)
Paid-in capital...........   576,066,155    180,799,431   216,725,757    58,853,305    97,541,900    594,547,589    69,058,429
                            ------------    -----------   -----------   -----------   -----------   ------------   -----------
                            $538,106,158   $170,650,762  $203,853,888   $54,582,006   $90,810,928   $553,849,207   $61,946,242
                            ------------    -----------   -----------   -----------   -----------   ------------   -----------
NET ASSETS:
Trust A Shares............  $433,278,125   $165,005,501  $176,711,742   $37,518,250   $22,297,669   $550,696,653   $61,946,242
                            ------------    -----------   -----------   -----------   -----------   ------------   -----------
Investor A Shares.........  $ 77,128,479   $  5,525,413   $ 2,490,308   $ 9,417,548   $10,819,135   $    966,640   $       N/A
                            ------------    -----------   -----------   -----------   -----------   ------------   -----------
Investor C Shares
  (formerly Investor B
  Shares).................  $ 16,725,442   $    119,848   $ 8,101,952   $ 2,522,636   $ 2,636,262   $     41,392   $       N/A
                            ------------    -----------   -----------   -----------   -----------   ------------   -----------
Investor N Shares
  (formerly Investor C
  Shares).................  $ 10,974,112   $        N/A   $16,549,886   $ 5,123,572   $55,057,862   $  2,144,522   $       N/A
                            -----------   -------------   -----------   -----------   -----------   ------------   -----------
SHARES OUTSTANDING:
Trust A Shares............   110,321,224     17,097,147    18,647,560     3,983,924     2,305,768     59,081,947     6,903,285
                            ------------   ------------   -----------   -----------   -----------   ------------   -----------
Investor A Shares.........    19,638,951        572,501       262,778     1,000,023     1,118,795        103,709           N/A
                            ------------   ------------   -----------   -----------   -----------   ------------   -----------
Investor C Shares.........     4,258,656         12,418       854,911       267,866       272,615          4,441           N/A
                            ------------   ------------   -----------   -----------   -----------   ------------   -----------
Investor N Shares.........     2,794,145            N/A     1,746,428       544,047     5,693,472        230,090           N/A
                            ------------   ------------   -----------   -----------   -----------   ------------   -----------
TRUST A SHARES:
Net asset value, offering
  price and redemption
  price per share.........         $3.93          $9.65         $9.48         $9.42         $9.67          $9.32         $8.97
                            ------------   ------------   -----------   -----------   -----------   ------------   -----------
INVESTOR A SHARES:
Net asset value and
  redemption price per
  share...................         $3.93          $9.65         $9.48         $9.42         $9.67          $9.32           N/A
                            ------------   ------------   -----------   -----------   -----------   ------------   -----------
Maximum sales charge......          3.25%          3.25%         1.50%         3.25%         4.75%          3.25%
Maximum offering price per
  share...................         $4.06          $9.97         $9.62         $9.74        $10.15          $9.63           N/A
                            ------------   ------------   -----------   -----------   -----------   ------------   -----------
INVESTOR C SHARES:
Net asset value and
  offering price per
  share*..................         $3.93          $9.65         $9.48         $9.42         $9.67          $9.32           N/A
                            ------------   ------------   -----------   -----------   -----------   ------------   -----------
INVESTOR N SHARES:
Net asset value and
  offering price per
  share*..................         $3.93            N/A         $9.48         $9.42         $9.67          $9.32           N/A
                            ------------   ------------   -----------   -----------   -----------   ------------   -----------

---------------

* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge ("CDSC") for all Funds except Nations Short-Term Income Fund for which there is no CDSC.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 1994

                                NATIONS                                      NATIONS                     NATIONS        NATIONS
                                 SHORT-        NATIONS        NATIONS      ADJUSTABLE      NATIONS      STRATEGIC      MORTGAGE-
                              INTERMEDIATE     MANAGED       SHORT-TERM       RATE       DIVERSIFIED      FIXED         BACKED
                               GOVERNMENT        BOND          INCOME      GOVERNMENT      INCOME         INCOME      SECURITIES
                                  FUND           FUND           FUND          FUND          FUND           FUND          FUND
                              ---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest (Note 4)...........  $ 39,987,182   $ 12,013,216   $ 13,882,180   $ 4,022,011   $ 6,557,119   $ 32,878,902   $ 5,258,543
Dividends...................       165,515         41,415         59,424        15,771        16,606        204,175        23,341
Dollar roll fee income (Note
  4)........................       452,541        198,223             --            --       127,481        849,250       128,293
                              ------------   ------------   ------------   -----------   -----------   ------------   -----------
  Total investment income...    40,605,238     12,252,854     13,941,604     4,037,782     6,701,206     33,932,327     5,410,177
                              ------------   ------------   ------------   -----------   -----------   ------------   -----------
EXPENSES:
Investment advisory fee
  (Note 2)..................     3,835,073      1,175,992      1,461,128       428,494       499,925      3,330,604       429,618
Administration fee (Note
  2)........................       639,179        195,999        243,521        71,416        83,321        555,101        71,603
Transfer agent fees (Note
  2)........................       227,442         40,763         67,744        38,504        71,744         51,212         6,645
Custodian fees (Note 2).....        89,365         35,833         41,738        17,211        19,364         88,652        20,148
Legal and audit fees........       117,673         36,858         32,212        24,550        17,939         90,422        30,532
Trustees' fees and expenses
  (Note 2)..................        12,603          5,091          5,289         1,839         2,154         14,322         1,874
Amortization of organization
  costs
  (Note 6)..................         6,996          3,009          4,032         4,032         4,032          4,032            --
Registration and filing
  fees......................        66,585         27,734         60,311        79,809        72,430         42,620        15,481
Other.......................       104,594         64,489         66,616        37,747        19,938         68,820        38,339
                              ------------   ------------   ------------   -----------   -----------   ------------   -----------
  Subtotal..................     5,099,510      1,585,768      1,982,591       703,602       790,847      4,245,785       614,240
Shareholder servicing and
  distribution fee (Note 3):
  Investor A Shares.........       218,173         11,775         12,644        31,111        25,810          2,079            --
  Investor C Shares.........       134,984          1,113         53,378        16,292        23,730            376            --
  Investor N Shares.........        68,196             --        101,147        21,940       313,196         12,724            --
Fees waived and/or expenses
  reimbursed by investment
  adviser and administrators
  (Note 2)..................    (1,325,817)      (170,552)      (782,816)     (311,453)     (176,827)      (468,997)      (76,920)
                              ------------   ------------   ------------   -----------   -----------   ------------   -----------
    Total expenses..........     4,195,046      1,428,104      1,366,944       461,492       976,756      3,791,967       537,320
                              ------------   ------------   ------------   -----------   -----------   ------------   -----------
NET INVESTMENT INCOME.......    36,410,192     10,824,750     12,574,660     3,576,290     5,724,450     30,140,360     4,872,857
                              ------------   ------------   ------------   -----------   -----------   ------------   -----------
NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS
  (NOTES 1 AND 4):
Realized gain/(loss) on:
  Securities................   (28,549,654)    (5,692,171)    (7,691,096)   (2,438,655)   (2,972,689)   (21,814,719)   (5,031,029)
  Futures contracts.........            --             --             --            --       265,335             --            --
  Written options...........            --             --             --            --            --        126,562            --
Change in unrealized
  appreciation/depreciation
  of:
  Securities................   (24,476,389)   (12,966,429)    (5,441,726)   (1,410,042)   (5,940,696)   (29,605,380)   (2,364,621)
  Futures contracts.........            --             --             --            --        59,250             --            --
                              ------------   ------------   ------------   -----------   -----------   ------------   -----------
Net realized and unrealized
  loss on investments.......   (53,026,043)   (18,658,600)   (13,132,822)   (3,848,697)   (8,588,800)   (51,293,537)   (7,395,650)
                              ------------   ------------   ------------   -----------   -----------   ------------   -----------
NET DECREASE IN NET ASSETS
  RESULTING FROM
  OPERATIONS................  $(16,615,851)  $ (7,833,850)  $   (558,162)  $  (272,407)  $(2,864,350)  $(21,153,177)  $(2,522,793)
                              ============   ============   ============   ===========   ===========   ============   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED NOVEMBER 30, 1994

                                    NATIONS                                NATIONS                    NATIONS     NATIONS
                                     SHORT-       NATIONS      NATIONS    ADJUSTABLE     NATIONS     STRATEGIC   MORTGAGE-
                                  INTERMEDIATE    MANAGED    SHORT-TERM      RATE      DIVERSIFIED     FIXED       BACKED
                                   GOVERNMENT      BOND        INCOME     GOVERNMENT     INCOME       INCOME     SECURITIES
                                      FUND         FUND         FUND         FUND         FUND         FUND         FUND
                                  --------------------------------------------------------------------------------------------------
Net investment income............  $ 36,410,192   $10,824,750   $12,574,660    $3,576,290   $ 5,724,450    $30,140,360   $4,872,857
Net realized loss on investments
  sold and futures contracts
  during
  the year.......................   (28,549,654)   (5,692,171)   (7,691,096)   (2,438,655)   (2,707,354)   (21,688,157)  (5,031,029)
Change in unrealized
  appreciation/depreciation of
  investments during the year....   (24,476,389)  (12,966,429)   (5,441,726)   (1,410,042)   (5,881,446)   (29,605,380)  (2,364,621)
                                   ------------   -----------   -----------    ----------   -----------    -----------   ----------
Net decrease in net assets
  resulting from operations......   (16,615,851)   (7,833,850)     (558,162)     (272,407)   (2,864,350)   (21,153,177)  (2,522,793)
Distributions to shareholders
  from net investment income:
  Trust A Shares.................   (27,184,146)  (10,551,102)   (9,632,385)   (2,158,005)   (1,931,956)   (29,201,850)  (4,260,311)
  Investor A Shares..............    (6,359,840)     (345,269)     (260,874)     (744,045)     (843,251)       (57,573)          --
  Investor C Shares..............    (1,158,627)       (9,531)     (597,428)     (138,975)     (208,437)        (2,272)          --
  Investor N Shares..............      (567,087)           --    (1,271,197)     (181,086)   (2,740,806)       (90,250)          --
Distributions to shareholders in
  excess of net investment
  income:
  Trust A Shares.................      (608,559)           --      (417,856)           --        (1,077)      (989,071)          --
  Investor A Shares..............      (142,373)           --       (12,497)           --          (496)        (2,013)          --
  Investor C Shares..............       (25,939)           --       (28,534)           --          (135)          (182)          --
  Investor N Shares..............       (12,695)           --       (61,806)           --        (1,024)        (3,397)          --
Distributions to shareholders
  from net realized gains on
  investments:
  Trust A Shares.................    (2,862,616)   (3,140,770)           --       (91,521)     (389,055)   (17,655,811)          --
  Investor A Shares..............      (691,160)     (113,147)           --       (32,841)     (179,394)       (37,550)          --
  Investor C Shares..............      (136,409)       (3,388)           --        (6,624)      (48,931)        (2,083)          --
  Investor N Shares..............       (66,609)           --            --        (8,604)     (369,942)       (54,901)          --
Distributions from capital
  (Note 1):
  Trust A Shares.................            --            --      (336,576)     (140,298)           --             --     (663,165)
  Investor A Shares..............            --            --       (12,733)      (50,986)           --             --           --
  Investor C Shares..............            --            --       (24,695)      (10,129)           --             --           --
  Investor N Shares..............            --            --       (54,839)      (13,176)           --             --           --
Net increase/(decrease) in net
  assets from Fund share
  transactions (Note 5):
  Trust A........................    32,833,999   (21,384,855)  (14,463,998)  (18,984,287)   (3,157,987)    74,025,010   (3,203,096)
  Investor A.....................   (85,905,643)   (1,189,546)   (8,389,118)  (16,607,124)   (1,029,274)       (26,909)           --
  Investor C.....................   (12,682,260)      (79,717)  (11,014,290)   (1,434,706)     (597,232)       (15,871)           --
  Investor N.....................     3,129,388            --   (21,665,080)    2,438,342    35,066,952        755,895            --
                                   ------------   -----------   -----------    ----------   -----------    -----------    ----------
Net increase/(decrease) in net
  assets.........................  (119,056,427)  (44,651,175)  (68,802,068)  (38,436,472)   20,703,605      5,487,995  (10,649,365)
NET ASSETS:
Beginning of year................   657,162,585   215,301,937   272,655,956    93,018,478    70,107,323    548,361,212   72,595,607
                                   ------------  ------------   -----------   -----------   -----------    -----------  -----------
End of year......................  $538,106,158  $170,650,762  $203,853,888   $54,582,006   $90,810,928   $553,849,207  $61,946,242
                                   ============  ============  ============   ===========   ===========   ============  ===========
Undistributed net investment
  income/(distributions in excess
  of net investment income)......  $(2,239,557)  $  1,402,225  $   (920,474)  $  (193,709)  $  (138,327)   $(1,351,845) $  (358,275)
                                   ============  ============  ============   ===========   ===========   ============  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED NOVEMBER 30, 1993

                                    NATIONS                                NATIONS                    NATIONS      NATIONS
                                     SHORT-       NATIONS      NATIONS    ADJUSTABLE     NATIONS     STRATEGIC    MORTGAGE-
                                  INTERMEDIATE    MANAGED    SHORT-TERM      RATE      DIVERSIFIED     FIXED       BACKED
                                   GOVERNMENT      BOND        INCOME     GOVERNMENT     INCOME       INCOME     SECURITIES
                                      FUND         FUND         FUND         FUND         FUND         FUND         FUND
                                  ------------------------------------------------------------------------------------------
Net investment income............ $ 32,859,203  $11,991,104  $12,256,037  $2,311,585   $ 3,002,114  $29,829,552  $ 4,824,484
Net realized gain/(loss) on
  investments sold and futures
  contracts during
  the year.......................    3,021,939    5,022,801      100,473    (127,503)    1,071,713   17,615,252     (574,049)
Change in unrealized
  appreciation/depreciation of
  investments during the year....   15,863,494    5,822,832    5,100,227    (455,184)    1,849,998   15,524,952      325,353
                                  ------------  -----------  -----------  ----------   -----------  -----------  -----------
Net increase in net assets
  resulting from operations......   51,744,636   22,836,737   17,456,737   1,728,898     5,923,825   62,969,756    4,575,788
Distributions to shareholders
  from net investment income:
  Trust A Shares.................  (21,255,812) (11,535,353) (10,270,112)   (955,052)   (1,978,063) (29,751,054)  (4,824,484)
  Investor A Shares..............   (9,986,481)    (448,247)    (629,339) (1,192,490)     (514,981)     (53,918)          --
  Investor B Shares..............   (1,524,760)      (7,504)    (872,708)   (127,784)     (154,643)      (4,515)          --
  Investor C Shares..............      (92,150)          --     (483,878)    (36,259)     (354,427)     (20,065)          --
Distributions to shareholders
  from net realized gain on
  investments:
  Trust A Shares.................   (1,431,597)  (3,093,875)          --          --            --     (281,593)          --
  Investor A Shares..............     (783,972)    (136,302)          --          --            --         (608)          --
  Investor B Shares..............     (108,594)      (1,788)          --          --            --          (39)          --
  Investor C Shares..............           --           --           --          --            --         (598)          --
Net increase/(decrease) in net
  assets from Fund share
  transactions (Note 5):
  Trust A........................   72,876,627   25,736,475    6,178,128  54,446,840     2,329,588  (68,593,583)   9,261,802
  Investor A.....................  (20,826,243)  (1,232,816)  10,779,986  24,966,375    12,844,405      974,373           --
  Investor B.....................    6,188,438      138,959   12,847,578   3,121,669     3,331,510      (24,880)          --
  Investor C.....................    8,889,017           --   39,968,270   2,953,230    24,551,170    1,622,397           --
                                  ------------  -----------  -----------  ----------   -----------  -----------  -----------
Net increase/(decrease) in net
  assets.........................   83,689,109   32,256,286   74,974,662  84,905,427    45,978,384  (33,164,327)   9,013,106
NET ASSETS:
Beginning of year................  573,473,476  183,045,651  197,681,294   8,113,051    24,128,939  581,525,539   63,582,501
                                  ------------ ------------ ------------ -----------   ----------- ------------  -----------
End of year...................... $657,162,585 $215,301,937 $272,655,956 $93,018,478   $70,107,323 $548,361,212  $72,595,607
                                  ------------ ------------ ------------ -----------   ----------- ------------  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY

                                                                   NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND
                                                         --------------------------------------------------------------
                                                                  YEAR ENDED                        YEAR ENDED
                                                              NOVEMBER 30, 1994                 NOVEMBER 30, 1993
                                                         ----------------------------      ----------------------------
                                                           SHARES          DOLLARS           SHARES          DOLLARS
                                                         --------------------------------------------------------------
TRUST A SHARES:
Sold.................................................... 63,710,168      $266,160,158      52,740,056      $226,058,093
Issued as reinvestment of dividends.....................  1,726,591         7,134,660       2,162,531         9,221,716
Redeemed................................................(58,620,856)     (240,460,819)    (38,012,585)     (162,403,182)
                                                         ----------      ------------      ----------      ------------
Net increase/(decrease).................................  6,815,903      $ 32,833,999      16,890,002      $ 72,876,627
                                                         ==========      ============      ==========      ============
INVESTOR A SHARES:
Sold....................................................  2,977,983      $ 12,430,201      16,187,122      $ 69,062,172
Issued as reinvestment of dividends.....................  1,356,282         5,604,186       2,100,279         8,949,762
Redeemed................................................(25,182,476)     (103,940,030)    (23,121,307)      (98,838,177)
                                                         ----------      ------------      ----------      ------------
Net increase/(decrease).................................(20,848,211)     $(85,905,643)     (4,833,906)     $(20,826,243)
                                                         ==========      ============      ==========      ============
INVESTOR C SHARES:
Sold....................................................    201,361      $    843,418       3,065,703      $ 12,992,841
Issued as reinvestment of dividends.....................    252,433         1,039,833         303,867         1,296,519
Redeemed................................................ (3,533,774)      (14,565,511)     (1,882,814)       (8,100,922)
                                                         ----------      ------------      ----------      ------------
Net increase/(decrease)................................. (3,079,980)     $(12,682,260)      1,486,756      $  6,188,438
                                                         ==========      ============      ==========      ============

                                                                                                   PERIOD ENDED
                                                                                                NOVEMBER 30, 1993*
                                                                                           ----------------------------
INVESTOR N SHARES:
Sold....................................................  1,500,229      $  6,262,021       2,202,150      $  9,481,418
Issued as reinvestment of dividends.....................    106,509           436,013          14,668            63,202
Redeemed................................................   (877,675)       (3,568,646)       (151,736)         (655,603)
                                                         ----------      ------------      ----------      ------------
Net increase/(decrease).................................    729,063      $  3,129,388       2,065,082      $  8,889,017
                                                         ==========      ============       =========      ============

---------------

* The Nations Short-Intermediate Government Fund's Investor N Shares commenced operations on June 7, 1993.

  The Nations Short-Term Income Fund's Investor N Shares commenced operations on June 7, 1993.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

               NATIONS MANAGED BOND FUND                                 NATIONS SHORT-TERM INCOME FUND
-------------------------------------------------------      -------------------------------------------------------
       YEAR ENDED                    YEAR ENDED                     YEAR ENDED                    YEAR ENDED
    NOVEMBER 30, 1994             NOVEMBER 30, 1993              NOVEMBER 30, 1994             NOVEMBER 30, 1993
-------------------------     -------------------------      -------------------------     -------------------------
  SHARES        DOLLARS        SHARES         DOLLARS         SHARES         DOLLARS        SHARES         DOLLARS
--------------------------------------------------------------------------------------------------------------------
 3,747,250    $38,604,168     6,883,807     $73,306,405      7,757,098     $75,869,101     8,536,278     $85,249,417
   197,589      2,030,462       172,173       1,829,145         46,721         456,621        28,774         288,830
(6,130,848)   (62,019,485)   (4,614,734)    (49,399,075)    (9,318,440)    (90,789,720)   (7,961,065)    (79,360,119)
 ---------    -----------     ---------     -----------      ----------    -----------     ---------     -----------
(2,186,009)  $(21,384,855)    2,441,246     $25,736,475     (1,514,621)   $(14,463,998)      603,987     $ 6,178,128
 =========    ===========     =========     ===========      ==========    ===========     =========     ===========
   203,173    $ 2,035,869       102,781     $ 1,097,057        194,250     $ 1,910,089     2,828,049     $28,194,164
    35,077        359,685        44,771         472,423         25,830         253,013        51,766         517,968
 (355,374)     (3,585,100)     (263,658)     (2,802,296)     (1,077,216)   (10,552,220)    (1,785,929)   (17,932,146)
 ---------    -----------     ---------     -----------      ---------     -----------     ---------     -----------
 (117,124)    $(1,189,546)     (116,106)    $(1,232,816)      (857,136)    $(8,389,118)    1,093,886     $10,779,986
 ========     ===========     =========     ===========      =========     ===========     =========     ===========
       --     $        --        19,454     $   206,938        581,753     $ 5,697,406     3,050,649     $30,424,045
      606           6,217           619           6,549         55,070         536,756        75,365         753,647
   (8,741)        (85,934)       (7,101)        (74,528)    (1,765,994)    (17,248,452)   (1,833,948)    (18,330,114)
 ---------    -----------     ---------     -----------      ---------     -----------     ---------     -----------
   (8,135)    $   (79,717)       12,972     $   138,959     (1,129,171)   $(11,014,290)    1,292,066     $12,847,578
=========     ===========     =========     ===========      =========      ==========     =========     ===========

                                                                                                 PERIOD ENDED
                                                                                              NOVEMBER 30, 1993*
                                                                                           -------------------------
                                                             2,699,703     $26,797,836     5,873,220     $58,919,993
                                                               124,814       1,218,040        43,667         438,412
                                                            (5,061,930)    (49,680,956)   (1,933,046)    (19,390,135)
                                                             ---------     -----------     ---------     -----------
                                                            (2,237,413)   $(21,665,080)    3,983,841     $39,968,270
                                                             =========     ===========     =========     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                       NATIONS ADJUSTABLE RATE GOVERNMENT FUND
                                                                 ----------------------------------------------------
                                                                        YEAR ENDED                  YEAR ENDED
                                                                    NOVEMBER 30, 1994           NOVEMBER 30, 1993
                                                                 ------------------------    ------------------------
                                                                  SHARES        DOLLARS       SHARES        DOLLARS
                                                                 ----------------------------------------------------
TRUST A SHARES:
Sold..........................................................   2,326,217    $22,954,107    5,882,846    $58,928,675
Issued in exchange for Class A Shares of The Capitol Mutual
  Funds Fixed Income Portfolio (Note 9).......................          --             --           --             --
Issued as reinvestment of dividends...........................      39,778        388,602       23,334        233,342
Redeemed......................................................  (4,319,675)   (42,326,996)    (471,737)    (4,715,177)
                                                                 ---------    -----------    ---------    -----------
Net increase/(decrease).......................................  (1,953,680)  $(18,984,287)   5,434,443    $54,446,840
                                                                 =========    ===========    =========    ===========
INVESTOR A SHARES:
Sold..........................................................   1,476,472    $14,594,656    5,553,675    $55,647,099
Issued in exchange for Class B Shares of The Capitol Mutual
  Funds Fixed Income Portfolio (Note 9).......................          --             --           --             --
Issued as reinvestment of dividends...........................      66,372        646,618       87,407        876,844
Redeemed......................................................  (3,246,749)   (31,848,398)  (3,148,925)   (31,557,568)
                                                                 ---------    -----------    ---------    -----------
Net increase/(decrease).......................................  (1,703,905)  $(16,607,124)   2,492,157    $24,966,375
                                                                 =========    ===========    =========    ===========
INVESTOR C SHARES:
Sold..........................................................       1,814    $    17,261      373,815    $ 3,737,059
Issued as reinvestment of dividends...........................      12,689        123,394        9,542         95,454
Redeemed......................................................    (162,436)    (1,575,361)     (70,939)      (710,844)
                                                                 ---------    -----------    ---------    -----------
Net increase/(decrease).......................................    (147,933)   $(1,434,706)     312,418    $ 3,121,669
                                                                 =========    ===========    =========    ===========

                                                                                                   PERIOD ENDED
                                                                                                NOVEMBER 30, 1993*
                                                                                             ------------------------
INVESTOR N SHARES:
Sold..........................................................     310,597    $ 3,033,329      297,760    $ 2,979,277
Issued as reinvestment of dividends...........................      13,888        134,366        2,313         23,130
Redeemed......................................................     (75,588)      (729,353)      (4,923)       (49,177)
                                                                 ---------    -----------    ---------    -----------
Net increase..................................................     248,897    $ 2,438,342      295,150    $ 2,953,230
                                                                 =========    ===========    =========    ===========

---------------

* The Nations Adjustable Rate Government Fund's Investor N Shares commenced operations on June 7, 1993.

  The Nations Diversified Income Fund's Investor N Shares commenced operations on June 7, 1993.

  The Nations Strategic Fixed Income Fund's Investor N Shares commenced operations on June 7, 1993.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

          NATIONS DIVERSIFIED INCOME FUND                         NATIONS STRATEGIC FIXED INCOME FUND
----------------------------------------------------     ------------------------------------------------------
       YEAR ENDED                  YEAR ENDED                   YEAR ENDED                   YEAR ENDED
   NOVEMBER 30, 1994           NOVEMBER 30, 1993             NOVEMBER 30, 1994            NOVEMBER 30, 1993
------------------------    ------------------------     -------------------------    -------------------------
 SHARES        DOLLARS       SHARES        DOLLARS         SHARES        DOLLARS        SHARES        DOLLARS
---------------------------------------------------------------------------------------------------------------
  427,988    $ 4,350,216      453,114    $ 4,876,187     27,421,382   $272,058,507    21,765,061   $227,643,026
       --             --           --             --      2,135,389     20,649,210            --             --
    3,140         32,035        5,948         60,534        356,632      3,520,081       188,186      1,938,161
 (748,696)    (7,540,238)    (239,381)    (2,607,133)   (22,556,971)  (222,202,788)  (28,718,596)  (298,174,770)
---------    -----------    ---------    -----------     ----------    -----------    ----------    -----------
 (317,568)   $(3,157,987)     219,681    $ 2,329,588      7,356,432    $74,025,010    (6,765,349)  $(68,593,583)
=========    ===========    =========    ===========     ==========    ===========    ==========   ============
  245,670    $ 2,515,124    1,283,798    $13,510,332         98,950    $   969,620       136,644    $ 1,393,186
       --             --           --             --          1,482         14,327            --             --
   52,214        537,364       30,035        322,817          5,956         59,039         4,161         43,495
 (400,519)    (4,081,762)     (94,173)      (988,744)      (110,593)    (1,069,895)      (44,266)      (462,308)
---------    -----------    ---------    -----------     ----------    -----------    ----------    -----------
 (102,635)   $(1,029,274)   1,219,660    $12,844,405         (4,205)   $   (26,909)       96,539    $   974,373
=========    ===========    =========    ===========     ==========    ===========    ==========   ============
   53,170    $   553,692      336,343    $ 3,521,596            487    $     5,002        18,281    $   191,185
   15,493        159,534        7,219         77,778            333          3,302            79            835
 (129,826)    (1,310,458)     (24,728)      (267,864)        (2,503)       (24,175)      (20,657)      (216,900)
---------    -----------    ---------    -----------     ----------    -----------    ----------    -----------
  (61,163)   $  (597,232)     318,834    $ 3,331,510         (1,683)   $   (15,871)       (2,297)   $   (24,880)
=========    ===========    =========    ===========     ==========    ===========    ==========    ===========

                                  PERIOD ENDED                                              PERIOD ENDED
                               NOVEMBER 30, 1993*                                        NOVEMBER 30, 1993*
                            ------------------------                                  -------------------------
4,005,665    $40,841,538    2,272,992    $24,590,356        104,746    $ 1,031,340       162,031    $ 1,711,006
  174,145      1,763,664       17,987        196,437         11,648        115,227         1,610         17,146
 (749,173)    (7,538,250)     (28,144)      (235,623)       (39,953)      (390,672)       (9,992)      (105,755)
---------    -----------    ---------    -----------     ----------    -----------    ----------    -----------
3,430,637    $35,066,952    2,262,835    $24,551,170         76,441    $   755,895       153,649    $ 1,622,397
=========    ===========    =========    ===========     ==========    ===========    ==========    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                       NATIONS MORTGAGE-BACKED SECURITIES FUND
                                                                 ----------------------------------------------------
                                                                        YEAR ENDED                  YEAR ENDED
                                                                    NOVEMBER 30, 1994           NOVEMBER 30, 1993
                                                                 ------------------------    ------------------------
                                                                  SHARES        DOLLARS       SHARES        DOLLARS
                                                                 ----------------------------------------------------
TRUST A SHARES:
Sold...........................................................  2,680,779    $26,217,285    2,285,562    $23,100,345
Issued as reinvestment of dividends............................     11,435        108,433       21,093        212,134
Redeemed....................................................... (3,085,142)   (29,528,814)  (1,388,907)   (14,050,677)
                                                                 ---------    -----------    ---------    -----------
Net increase/(decrease)........................................   (392,928)   $(3,203,096)     917,748    $ 9,261,802
                                                                 =========    ===========    =========    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

NATIONS FUND TRUST
NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                TRUST A SHARES
                                               --------------------------------------------------
                                                 YEAR         YEAR         YEAR          PERIOD
                                                ENDED        ENDED        ENDED           ENDED
                                               11/30/94     11/30/93     11/30/92       11/30/91*
                                               ------------------------------------------------
Operating performance:
Net asset value, beginning of year...........  $   4.28     $   4.16     $   4.17       $   4.00 ##
                                                -------      -------      -------      --------
Net investment income........................      0.23         0.23         0.28           0.10
Net realized and unrealized gain/(loss) on
  investments................................     (0.33)        0.14        (0.01)          0.17
                                                -------      -------      -------       --------
Net increase/(decrease) in net assets
  resulting from investment operations.......     (0.10)        0.37         0.27           0.27
Distributions:
Dividends from net investment income.........     (0.23)       (0.23)       (0.28)         (0.10)
Distributions in excess of net investment
  income.....................................     (0.00)#         --           --             --
Distributions from net realized capital
  gains......................................     (0.02)       (0.02)          --             --
                                                -------      -------      -------       --------
Total distributions..........................     (0.25)       (0.25)       (0.28)         (0.10)
                                               --------     --------     --------       --------
Net asset value, end of year.................  $   3.93     $   4.28     $   4.16       $   4.17
                                               ========     ========     ========       ========
Total return++...............................     (2.23)%       9.03%        6.70%+++       6.81%+++
                                               ========     ========     ========       ========
Ratios to average net assets/supplemental
  data:
Net assets, end of year (in 000's)...........  $433,278     $443,426     $360,497       $158,435
Ratio of operating expenses to average net
  assets.....................................      0.59%        0.55%        0.37%          0.08%+
Ratio of net investment income to average net
  assets.....................................      5.76%        5.40%        6.48%          7.21%+
Portfolio turnover rate......................       133%          92%          25%            11%
Ratio of operating expenses to average net
  assets before fee waivers and/or expense
  reimbursements.............................      0.80%        0.79%        0.77%          0.82%+
Net investment income before fee waivers
  and/or expense reimbursements..............     $0.22        $0.22        $0.26          $0.00

---------------

  * The Nations Short-Intermediate Government Fund Trust A Shares, Investor A Shares, Investor C Shares and Investor N Shares commenced operations on August 1, 1991, August 5, 1991, June 17, 1992 and June 7, 1993,
    respectively.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

+++ Unaudited.

  # Value represents less than $0.01 per share.

 ## The Nations Short-Intermediate Government Fund's net asset value upon commencement of operations was $2.00 per share. Effective September 25, 1991, the net asset value doubled as a result of the reclassification of each outstanding share into half as many shares (reverse split).

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                   INVESTOR A SHARES                              INVESTOR C SHARES                INVESTOR N SHARES
    ------------------------------------------------     -----------------------------------     ----------------------
      YEAR         YEAR         YEAR        PERIOD         YEAR         YEAR        PERIOD         YEAR        PERIOD
     ENDED        ENDED        ENDED         ENDED        ENDED        ENDED         ENDED        ENDED         ENDED
    11/30/94     11/30/93     11/30/92     11/30/91*     11/30/94     11/30/93     11/30/92*     11/30/94     11/30/93*
----------------------------------------------------------------------------------------------------------------------
    $  4.28      $   4.16     $   4.17      $  4.00##    $  4.28      $  4.16       $  4.19      $  4.28       $  4.26
    -------      --------     --------      -------      -------      -------       -------      -------       -------
       0.22          0.22         0.27         0.10         0.20         0.20          0.10         0.20          0.09
      (0.33)         0.14        (0.01)        0.17        (0.33)        0.14         (0.03)       (0.33)         0.02
    -------      --------     --------      -------      -------      -------       -------      -------       -------
      (0.11)         0.36         0.26         0.27        (0.13)        0.34          0.07        (0.13)         0.11
      (0.22)        (0.22)       (0.27)       (0.10)       (0.20)       (0.20)        (0.10)       (0.20)        (0.09)
      (0.00)#          --           --           --        (0.00)#         --            --        (0.00)#          --
      (0.02)        (0.02)          --           --        (0.02)       (0.02)           --        (0.02)           --
    -------      --------     --------      -------      -------      -------       -------      -------       -------
      (0.24)        (0.24)       (0.27)       (0.10)       (0.22)       (0.22)        (0.10)       (0.22)        (0.09)
    -------      --------     --------      -------      -------      -------       -------      -------       -------
    $  3.93      $   4.28     $   4.16      $  4.17      $  3.93      $  4.28       $  4.16      $  3.93       $  4.28
    =======      ========     ========      =======      =======      =======       =======      =======       =======
      (2.41)%        8.85%        6.61%+++     6.81%+++    (2.80)%       8.20%         1.64%+++    (2.81)%        2.65%
    =======      ========     ========      =======      =======      =======       =======      =======       =======
    $77,128      $173,449     $188,624      $55,874      $16,725      $31,440       $24,352      $10,974       $ 8,847
       0.77%         0.70%        0.48%        0.08%+       1.17%        1.30%         1.18%+       1.19%         1.15%+
       5.58%         5.25%        6.34%        7.21%+       5.18%        4.65%         4.80%+       5.16%         4.80%+
        133%           92%          25%          11%         133%          92%           25%         133%           92%
       0.98%         0.94%        0.88%        0.82%+       1.38%        1.54%         1.44%+       1.40%         1.39%+
      $0.21         $0.21        $0.25        $0.00        $0.19        $0.19         $0.09        $0.19         $0.09

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
NATIONS MANAGED BOND FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                             TRUST A SHARES
                                              ----------------------------------------------------------------------------
                                                YEAR          YEAR         YEAR          YEAR          YEAR         PERIOD
                                                ENDED        ENDED        ENDED         ENDED         ENDED         ENDED
                                              11/30/94#     11/30/93     11/30/92      11/30/91      11/30/90     11/30/89#*
                                              -----------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of year........... $  10.77      $  10.37     $  10.27      $   9.87      $ 10.13        $10.00
                                              --------       -------      -------       -------      -------       -------
Net investment income........................     0.56          0.62         0.69          0.77         0.81          0.15
Net realized and unrealized gain/(loss) on
  investments................................    (0.95)         0.58         0.14          0.40        (0.19)         0.06
                                              --------       -------      -------       -------      -------       -------
Net increase/(decrease) in net assets
  resulting from investment operations.......    (0.39)         1.20         0.83          1.17         0.62          0.21
Distributions:
Dividends from net investment income.........    (0.56)        (0.62)       (0.69)        (0.77)       (0.88)        (0.08)
Distributions from net realized capital
  gains......................................    (0.17)        (0.18)       (0.04)           --           --            --
                                              --------       -------      -------       -------      -------       -------
Total distributions..........................    (0.73)        (0.80)       (0.73)        (0.77)       (0.88)        (0.08)
                                              --------       -------      -------       -------      -------       -------
Net asset value, end of year................. $   9.65      $  10.77     $  10.37      $  10.27      $  9.87        $10.13
                                              ========      ========     ========      ========      =======       =======
Total return++...............................    (3.79)%       11.98%        8.35%+++     12.36%+++     6.51%+++      2.13%+++
                                              ========      ========     ========      ========      =======       =======
Ratios to average net assets/supplemental
  data:
Net assets, end of year (in 000's)........... $165,006      $207,654     $174,615      $115,641      $28,987      $  9,865
Ratio of operating expenses to average net
  assets.....................................     0.72%         0.67%        0.55%         0.40%        0.17%         0.28%+
Ratio of net investment income to average net
  assets.....................................     5.53%         5.79%        6.62%         7.44%        8.33%         8.11%+
Portfolio turnover rate......................      246%           60%          79%           74%          98%          116%
Ratio of operating expenses to average net
  assets before fee waivers and/or expense
  reimbursements.............................     0.81%         0.79%        0.82%         0.84%        0.92%         1.08%+
Net investment income before fee waivers
  and/or expense reimbursements..............    $0.55         $0.61        $0.64         $0.73        $0.72         $0.08

---------------

  * The Nations Managed Bond Fund Trust A Shares, Investor A Shares and Investor C Shares commenced operations on September 19, 1989, December 8, 1989 and June 17, 1992, respectively.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

+++ Unaudited.

  # Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed method did not accord with the results of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                          INVESTOR A SHARES                                     INVESTOR C SHARES
    --------------------------------------------------------------     ------------------------------------
      YEAR          YEAR         YEAR         YEAR        PERIOD         YEAR          YEAR        PERIOD
      ENDED        ENDED        ENDED        ENDED         ENDED         ENDED        ENDED         ENDED
    11/30/94#     11/30/93     11/30/92     11/30/91     11/30/90*     11/30/94#     11/30/93     11/30/92*
-----------------------------------------------------------------------------------------------------------
     $ 10.77       $10.37       $10.27      $  9.87       $ 10.13       $ 10.77       $10.36       $ 10.32
      ------       ------       ------       ------       -------        ------       ------        ------
        0.54         0.60         0.68         0.77          0.81          0.50         0.54          0.24
       (0.95)        0.58         0.14         0.40         (0.19)        (0.95)        0.59          0.04
      ------       ------       ------      -------        ------        ------       ------        ------
       (0.41)        1.18         0.82         1.17          0.62         (0.45)        1.13          0.28
       (0.54)       (0.60)       (0.68)       (0.77)        (0.88)        (0.50)       (0.54)        (0.24)
       (0.17)       (0.18)       (0.04)          --            --         (0.17)       (0.18)           --
      ------       ------       ------      -------        ------        ------       ------        ------
       (0.71)       (0.78)       (0.72)       (0.77)        (0.88)        (0.67)       (0.72)        (0.24)
      ------       ------       ------      -------        ------        ------       ------        ------
     $  9.65       $10.77       $10.37      $ 10.27       $  9.87       $  9.65       $10.77       $ 10.36
     =======       ======       ======      =======       =======       =======       ======       =======
       (3.98)%      11.82%        8.27%+++    12.36%+++      6.51%+++     (4.35)%      11.26%         2.71%+++
     =======       ======       ======      =======       =======       =======       ======       =======
     $ 5,525       $7,426       $8,352      $10,469       $ 2,471       $   120       $  221       $    79
        0.90%        0.82%        0.63%        0.40%         0.17%+        1.30%        1.42%         1.28%+
        5.35%        5.64%        6.54%        7.44%         8.33%+        4.95%        5.04%         5.49%+
         246%          60%          79%          74%           98%          246%          60%           79%
        0.99%        0.94%        0.96%        0.84%         0.92%+        1.39%        1.54%         1.78%+
       $0.53        $0.59        $0.65        $0.73         $0.72         $0.49        $0.53         $0.22

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
NATIONS SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                          TRUST A SHARES                         INVESTOR A SHARES
                                               ------------------------------------     ------------------------------------
                                                 YEAR          YEAR        PERIOD         YEAR          YEAR        PERIOD
                                                 ENDED        ENDED         ENDED         ENDED        ENDED         ENDED
                                               11/30/94#     11/30/93     11/30/92*     11/30/94#     11/30/93     11/30/92*
                                               -----------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of year...........  $  10.01      $   9.75     $  10.00       $ 10.01      $  9.75       $ 10.00
                                               --------       -------     --------        ------      -------        ------
Net investment income........................      0.50          0.53         0.09          0.48         0.51          0.08
Net realized and unrealized gain/(loss) on
  investments................................     (0.51)         0.26        (0.25)        (0.51)        0.26         (0.26)
                                               --------       -------     --------        ------      -------        ------
Net increase/(decrease) in net assets
  resulting from investment operations.......     (0.01)         0.79        (0.16)        (0.03)        0.77         (0.18)
Distributions:
Dividends from net investment income.........     (0.48)        (0.53)       (0.09)        (0.46)       (0.51)        (0.07)
Distributions in excess of net investment
  income.....................................     (0.02)           --           --         (0.02)          --            --
Distributions from capital (Note 1)..........     (0.02)           --           --         (0.02)          --            --
                                               --------       -------     --------        ------      -------        ------
Total distributions..........................     (0.52)        (0.53)       (0.09)        (0.50)       (0.51)        (0.07)
                                               --------       -------     --------        ------      -------        ------
Net asset value, end of year.................  $   9.48      $  10.01     $   9.75       $  9.48      $ 10.01       $  9.75
                                               ========      ========     ========       =======      =======       =======
Total return++...............................     (0.11)%        8.26%       (1.58)%+++    (0.33)%       8.03%        (1.81)%+++
                                               ========      ========     ========       =======      =======       =======
Ratios to average net assets/supplemental
  data:
Net assets, end of year (in 000's)...........  $176,712      $201,738     $190,680       $ 2,490      $11,205       $   254
Ratio of operating expenses to average net
  assets.....................................      0.50%         0.37%        0.30%+        0.71%        0.57%         0.45%+
Ratio of net investment income to average net
  assets.....................................      5.23%         5.27%        5.54%+        5.02%        5.07%         5.39%+
Portfolio turnover rate......................       293%          121%          45%          293%         121%           45%
Ratio of operating expenses to average net
  assets before fee waivers and/or expense
  reimbursements.............................      0.82%         0.79%        0.90%+        1.03%        0.99%         1.05%+
Net investment income before fee waivers
  and/or expense reimbursements..............     $0.47         $0.48        $0.08         $0.45        $0.48         $0.07

---------------

  * The Nations Short-Term Income Fund Trust A Shares, Investor A Shares, Investor C Shares and Investor N Shares commenced operations on September 30, 1992, October 2, 1992, October 2, 1992 and June 7, 1993, respectively.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

+++ Unaudited.

  # Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed method did not accord with the results of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

             INVESTOR C SHARES                            INVESTOR N SHARES
--------------------------------------------         ---------------------------
  YEAR              YEAR            PERIOD             YEAR             PERIOD
  ENDED            ENDED             ENDED             ENDED             ENDED
11/30/94#         11/30/93         11/30/92*         11/30/94#         11/30/93*
-------------------------------------------------------------------------------
 $ 10.01          $  9.75           $ 10.00           $ 10.01           $  9.94
  ------          -------            ------           -------           -------
    0.46             0.48              0.08              0.47              0.22
   (0.51)            0.26             (0.26)            (0.51)             0.07
  ------          -------            ------           -------           -------
   (0.05)            0.74             (0.18)            (0.04)             0.29
   (0.44)           (0.48)            (0.07)            (0.45)            (0.22)
   (0.02)              --                --             (0.02)               --
   (0.02)              --                --             (0.02)               --
  ------          -------            ------           -------           -------
   (0.48)           (0.48)            (0.07)            (0.49)            (0.22)
  ------          -------            ------           -------           -------
 $  9.48          $ 10.01           $  9.75           $  9.48           $ 10.01
  ------          -------            ------           -------           -------
   (0.51)%           7.73%            (1.82)%+++        (0.46)%            2.96%
  ------          -------            ------           -------           -------
 $ 8,102          $19,851           $ 6,747           $16,550           $39,861
    0.89%            0.87%             0.80%+            0.85%             0.72%+
    4.84%            4.77%             5.04%+            4.88%             4.92%+
     293%             121%               45%              293%              121%
    1.21%            1.29%             1.40%+            1.17%             1.14%+
   $0.43            $0.45             $0.07             $0.44             $0.21

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
NATIONS ADJUSTABLE RATE GOVERNMENT FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                          TRUST A SHARES                         INVESTOR A SHARES
                                               ------------------------------------     ------------------------------------
                                                 YEAR          YEAR        PERIOD         YEAR          YEAR        PERIOD
                                                 ENDED        ENDED         ENDED         ENDED        ENDED         ENDED
                                               11/30/94#     11/30/93     11/30/92*     11/30/94#     11/30/93     11/30/92*
                                               -----------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of year...........   $  9.95      $  9.92       $ 10.00       $  9.95      $  9.92       $ 10.01
                                                -------      -------        ------        ------      -------        ------
Net investment income........................      0.50         0.48          0.06          0.48         0.47          0.06
Net realized and unrealized gain/(loss) on
  investments................................     (0.53)        0.03         (0.08)        (0.53)        0.03         (0.09)
                                                -------      -------        ------        ------      -------        ------
Net increase/(decrease) in net assets
  resulting from investment operations.......     (0.03)        0.51         (0.02)        (0.05)        0.50         (0.03)
Distributions:
Dividends from net investment income.........     (0.45)       (0.48)        (0.06)        (0.43)       (0.47)        (0.06)
Distributions from net realized capital
  gains......................................     (0.02)          --            --         (0.02)          --            --
Distributions from capital (Note 1)..........     (0.03)          --            --         (0.03)          --            --
                                                -------      -------        ------        ------      -------        ------
Total distributions..........................     (0.50)       (0.48)        (0.06)        (0.48)       (0.47)        (0.06)
                                                -------      -------        ------        ------      -------        ------
Net asset value, end of year.................   $  9.42      $  9.95       $  9.92       $  9.42      $  9.95       $  9.92
                                                -------      -------        ------       -------      -------       -------
Total return++...............................     (0.34)%       5.24%        (0.17)%+++    (0.52)%       5.10%        (0.35)%+++
                                                =======      =======        ======       =======      =======       =======
Ratios to average net assets/supplemental
  data:
Net assets, end of year (in 000's)...........  $ 37,518      $55,055      $  4,989      $  9,418      $26,893      $  2,100
Ratio of operating expenses to average net
  assets.....................................      0.55%        0.36%         0.00%+        0.73%        0.51%         0.15%+
Ratio of net investment income to average net
  assets.....................................      5.10%        4.70%         4.79%+        4.92%        4.55%         4.64%+
Portfolio turnover rate......................       176%         212%            0%          176%         212%            0%
Ratio of operating expenses to average net
  assets before fee waivers and/or expense
  reimbursements.............................      0.99%        0.97%         0.94%+        1.17%        1.12%         1.09%+
Net investment income before fee waivers
  and/or expense reimbursements..............     $0.46        $0.42         $0.05         $0.44        $0.42         $0.05

---------------

  * The Nations Adjustable Rate Government Fund Trust A Shares, Investor A Shares, Investor C Shares and Investor N Shares commenced operations on October 13, 1992, October 20, 1992, October 19, 1992 and June 7, 1993,
    respectively.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

+++ Unaudited.

  # Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed method did not accord with the results of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

             INVESTOR C SHARES                            INVESTOR N SHARES
--------------------------------------------         ---------------------------
  YEAR              YEAR            PERIOD             YEAR             PERIOD
  ENDED            ENDED             ENDED             ENDED             ENDED
11/30/94#         11/30/93         11/30/92*         11/30/94#         11/30/93*
--------------------------------------------------------------------------------
 $  9.95          $  9.91           $ 10.02           $  9.95           $  9.99
  ------           ------            ------            ------            ------
    0.45             0.41              0.05              0.45              0.19
   (0.53)            0.04             (0.11)            (0.53)            (0.04)
  ------           ------            ------            ------            ------
   (0.08)            0.45             (0.06)            (0.08)             0.15
   (0.40)           (0.41)            (0.05)            (0.40)            (0.19)
   (0.02)              --                --             (0.02)               --
   (0.03)              --                --             (0.03)               --
  ------           ------            ------            ------            ------
   (0.45)           (0.41)            (0.05)            (0.45)            (0.19)
  ------           ------            ------            ------            ------
 $  9.42          $  9.95           $  9.91           $  9.42           $  9.95
  ======           ======            ======            ======            ======
   (0.82)%           4.56%            (0.65)%+++        (0.84)%            1.53%
  ======           ======            ======            ======            ======
 $ 2,523          $ 4,136           $ 1,024           $ 5,124           $ 2,936
    1.03%            1.11%             0.75%+            1.05%             0.86%+
    4.62%            3.95%             4.04%+            4.60%             4.20%+
     176%             212%                0%              176%              212%
    1.47%            1.72%             1.69%+            1.49%             1.47%+
   $0.41            $0.34             $0.04             $0.41             $0.16

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
NATIONS DIVERSIFIED INCOME FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                          TRUST A SHARES                           INVESTOR A SHARES
                                               -------------------------------------     -------------------------------------
                                                 YEAR          YEAR         PERIOD         YEAR          YEAR         PERIOD
                                                 ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                               11/30/94#     11/30/93#     11/30/92*     11/30/94#     11/30/93#     11/30/92*
                                               -------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of year...........   $ 10.88       $  9.97       $ 10.00       $ 10.88       $  9.96       $ 10.02
                                                -------       -------       -------       -------       -------        ------
Net investment income........................      0.74          0.78          0.06          0.72          0.76          0.01
Net realized and realized gain/(loss) on
  investments................................     (1.06)         0.91         (0.03)        (1.06)         0.92         (0.06)
                                                -------       -------       -------       -------       -------        ------
Net increase/(decrease) in net assets
  resulting from investment operations.......     (0.32)         1.69          0.03         (0.34)         1.68         (0.05)
Distributions:
Dividends from net investment income.........     (0.74)        (0.78)        (0.06)        (0.72)        (0.76)        (0.01)
Distributions in excess of net investment
  income.....................................     (0.00)##         --            --         (0.00)##         --            --
Distributions from net realized capital
  gains......................................     (0.15)           --            --         (0.15)           --            --
                                                -------       -------       -------       -------       -------        ------
Total distributions..........................     (0.89)        (0.78)        (0.06)        (0.87)        (0.76)        (0.01)
                                                -------       -------       -------       -------       -------        ------
Net asset value, end of year.................   $  9.67       $ 10.88       $  9.97       $  9.67       $ 10.88       $  9.96
                                                =======       =======       =======       =======       =======       =======
Total return++...............................     (3.05)%       17.40%         0.32%+++     (3.26)%       17.32%        (0.49)%+++
                                                =======       =======       =======       =======       =======       =======
Ratios to average net assets/supplemental
  data:
Net assets, end of year (in 000's)...........   $22,298       $28,553       $23,962       $10,819       $13,291       $    18
Ratio of operating expenses to average net
  assets.....................................      0.74%         0.55%         0.25%+        0.96%         0.70%         0.40%+
Ratio of net investment income to average net
  assets.....................................      7.31%         7.02%         7.76%+        7.09%         6.87%         7.61%+
Portfolio turnover rate......................       144%           86%           46%          144%           86%           46%
Ratio of operating expenses to average net
  assets before fee waivers and/or expense
  reimbursements.............................      0.95%         0.95%         0.85%+        1.17%         1.10%         1.00%+
Net investment income before fee waivers
  and/or expense reimbursements..............     $0.72         $0.70         $0.05         $0.70         $0.70         $0.01

---------------

  * The Nations Diversified Income Fund Trust A Shares, Investor A Shares, Investor C Shares and Investor N Shares commenced operations on October 30, 1992, November 25, 1992, November 9, 1992 and June 7, 1993, respectively.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

+++ Unaudited.

  # Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed method did not accord with the results of operations.

 ## Value represents less than $0.01 per share.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

              INVESTOR C SHARES                            INVESTOR N SHARES
---------------------------------------------         ---------------------------
  YEAR              YEAR             PERIOD             YEAR             PERIOD
  ENDED             ENDED             ENDED             ENDED             ENDED
11/30/94#         11/30/93#         11/30/92*         11/30/94#         11/30/93#*
---------------------------------------------------------------------------------
 $ 10.88           $  9.96            $9.93            $ 10.88           $ 10.59
  ------            ------           ------            -------           -------
    0.67              0.70             0.03               0.67              0.30
   (1.06)             0.92             0.02              (1.06)             0.29
  ------            ------           ------            -------           -------
   (0.39)             1.62             0.05              (0.39)             0.59
   (0.67)            (0.70)           (0.02)             (0.67)            (0.30)
   (0.00)##             --               --              (0.00)##             --
   (0.15)               --               --              (0.15)               --
  ------            ------           ------            -------           -------
   (0.82)            (0.70)           (0.02)             (0.82)            (0.30)
  ------            ------           ------            -------           -------
 $  9.67           $ 10.88            $9.96            $  9.67           $ 10.88
  ======            ======           ======            =======           =======
   (3.77)%           16.65%            0.54%+++          (3.77)%            5.58%
  ======            ======           ======            =======           =======
 $ 2,636           $ 3,633            $ 149            $55,058           $24,630
    1.49%             1.30%            1.00%+             1.49%             1.30%+
    6.56%             6.27%            7.01%+             6.56%             6.27%+
     144%               86%              46%               144%               86%
    1.70%             1.70%            1.60%+             1.70%             1.70%+
   $0.65             $0.64            $0.03              $0.65             $0.27

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Strategic Fixed Income Fund
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                         TRUST A SHARES                         INVESTOR A SHARES
                                               -----------------------------------     -----------------------------------
                                                 YEAR         YEAR        PERIOD         YEAR         YEAR        PERIOD
                                                ENDED        ENDED         ENDED        ENDED        ENDED         ENDED
                                               11/30/94     11/30/93     11/30/92*     11/30/94     11/30/93     11/30/92*
                                               ---------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of year...........  $  10.55     $   9.94     $  10.00       $10.55       $ 9.94       $  9.99
                                                -------      -------     --------       ------       ------        ------
Net investment income........................      0.53         0.56         0.05         0.51         0.54          0.01
Net realized and unrealized gain/(loss) on
  investments................................     (0.89)        0.62        (0.06)       (0.89)        0.62         (0.06)
                                                -------      -------     --------       ------       ------        ------
Net increase/(decrease) in net assets
  resulting from investment operations.......     (0.36)        1.18        (0.01)       (0.38)        1.16         (0.05)
Distributions:
Dividends from net investment income.........     (0.51)       (0.56)       (0.05)       (0.49)       (0.54)           --
Distributions in excess of net investment
  income.....................................     (0.02)          --           --        (0.02)          --            --
Distributions from net realized capital
  gains......................................     (0.34)       (0.01)          --        (0.34)       (0.01)           --
                                                -------      -------     --------       ------       ------        ------
Total distributions..........................     (0.87)       (0.57)       (0.05)       (0.85)       (0.55)           --
                                                -------      -------     --------       ------       ------        ------
Net asset value, end of year.................  $   9.32     $  10.55     $   9.94       $ 9.32       $10.55       $  9.94
                                                =======      =======     ========       ======       ======       =======
Total return++...............................     (3.58)%      12.05%       (0.11)%+++   (3.76)%     11.88%        (0.49)%+++
                                                =======      =======     ========       ======       ======       =======
Ratios to average net assets/supplemental
  data:
Net assets, end of year (in 000's)...........  $550,697     $545,538     $581,329       $  967      $1,138       $   113
Ratio of operating expenses to average net
  assets.....................................      0.68%        0.61%        0.26%+       0.86%       0.76%         0.40%+
Ratio of net investment income to average net
  assets.....................................      5.43%        5.40%        6.15%+       5.25%       5.25%         6.00%+
Portfolio turnover rate......................       307%         161%          12%         307%        161%           12%
Ratio of operating expenses to average net
  assets before fee waivers and/or expense
  reimbursements.............................      0.76%        0.77%        0.86%+       0.94%       0.92%         1.00%+
Net investment income before fee waivers
  and/or expense reimbursements..............     $0.52        $0.55        $0.04        $0.50       $0.53         $0.01

---------------

  * The Nations Strategic Fixed Income Fund Trust A Shares, Investor A Shares, Investor C Shares and Investor N Shares commenced operations on October 30, 1992, November 19, 1992, November 16, 1992 and June 7, 1993, respectively.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

+++ Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

             INVESTOR C SHARES                          INVESTOR N SHARES
-------------------------------------------         --------------------------
  YEAR             YEAR            PERIOD             YEAR            PERIOD
 ENDED            ENDED             ENDED            ENDED             ENDED
11/30/94         11/30/93         11/30/92*         11/30/94         11/30/93*
------------------------------------------------------------------------------
 $10.55           $ 9.94           $  9.97           $10.55           $ 10.39
 ------           ------            ------           ------            ------
   0.47             0.48              0.02             0.47              0.21
  (0.89)            0.62             (0.04)           (0.89)             0.17
 ------           ------            ------           ------            ------
  (0.42)            1.10             (0.02)           (0.42)             0.38
  (0.45)           (0.48)            (0.01)           (0.45)            (0.21)
  (0.02)              --                --            (0.02)               --
  (0.34)           (0.01)               --            (0.34)            (0.01)
 ------           ------            ------           ------            ------
  (0.81)           (0.49)            (0.01)           (0.81)            (0.22)
 ------           ------            ------           ------            ------
 $ 9.32           $10.55           $  9.94           $ 9.32           $ 10.55
 ======           ======            ======           ======            ======
  (4.14)%          11.20%            (0.22)%+++       (4.21)%            3.64%
 ======           ======            ======           ======            ======
 $   41           $   65           $    84           $2,145           $ 1,620
   1.43%            1.36%             1.03%+           1.33%             1.26%+
   4.68%            4.65%             5.40%+           4.78%             4.75%+
    307%             161%               12%             307%              161%
   1.51%            1.52%             1.63%+           1.41%             1.42%+
  $0.46            $0.47             $0.02            $0.46             $0.21

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
NATIONS MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                                               TRUST A SHARES
                                                                                     -----------------------------------
                                                                                       YEAR         YEAR        PERIOD
                                                                                      ENDED        ENDED         ENDED
                                                                                     11/30/94     11/30/93     11/30/92*
                                                                                     -----------------------------------
Operating performance:
Net asset value, beginning of year.................................................  $   9.95     $   9.97      $  10.00
                                                                                     --------     --------     ---------
Net investment income..............................................................      0.65         0.68          0.06
Net realized and unrealized loss on investments....................................     (0.97)       (0.02)        (0.03)
                                                                                     --------     --------     ---------
Net increase/(decrease) in net assets resulting from investment operations.........     (0.32)        0.66          0.03
Distributions:
Dividends from net investment income...............................................     (0.57)       (0.68)        (0.06)
Distributions from capital (Note 1)................................................     (0.09)          --            --
                                                                                     --------     --------     ---------
Total distributions................................................................     (0.66)       (0.68)        (0.06)
                                                                                     --------     --------     ---------
Net asset value, end of year.......................................................  $   8.97     $   9.95      $   9.97
                                                                                     ========     ========      ========
Total return++.....................................................................     (3.41)%       6.73%         0.35%+++
                                                                                     ========     ========      ========
Ratios to average net assets/supplemental data:
Net assets, end of year (in 000's).................................................  $ 61,946     $ 72,596      $ 63,583
Ratio of operating expenses to average net assets..................................      0.75%        0.67%         0.25%+
Ratio of net investment income to average net assets...............................      6.81%        6.70%         8.16%+
Portfolio turnover rate............................................................       207%         167%            4%
Ratio of operating expenses to average net assets before fee waivers and/or expense
  reimbursements...................................................................      0.86%        0.86%         0.85%+
Net investment income before fee waivers and/or expense reimbursements.............  $   0.64     $   0.66      $   0.06

---------------

  * The Nations Mortgage-Backed Securities Fund Trust A Shares commenced operations on October 30, 1992.

  + Annualized.

 ++ Total returns represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

+++ Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES.

     Nations Fund Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offers thirty-four separate portfolios. Information presented in these financial statements pertains only to the following funds: Nations Short-Intermediate Government Fund, Nations Managed Bond Fund, Nations Short-Term Income Fund, Nations Adjustable Rate Government Fund, Nations Diversified Income Fund, Nations Strategic Fixed Income Fund and Nations Mortgage-Backed Securities Fund (the "Funds"). The financial statements for the remaining funds have been presented under separate cover. The Funds, except for Managed Bond Fund and Mortgage-Backed Securities Fund, currently offer four classes of shares: Trust A Shares, Investor A Shares, Investor C Shares (formerly Investor B Shares) and Investor N Shares (formerly Investor C Shares). The Managed Bond Fund currently offers three classes of shares: Trust A Shares, Investor A Shares and Investor C Shares (formerly Investor B Shares). The Mortgage-Backed Securities Fund currently offers only one class of shares:
Trust A Shares. The Board of Trustees has authorized the issuance of Trust B Shares of all Funds. As of November 30, 1994, no Trust B Shares have been issued by the Funds. Matters affecting each class will be voted on exclusively by their shareholders. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

     Securities Valuation: The Funds' portfolio securities which are traded on a recognized stock exchange are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded only on over-the-counter markets are valued on the basis of the closing over-the-counter bid prices or if no sale occurred on such day at the mean of the current bid and ask prices. Certain securities may be valued by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available and other assets are valued at fair value under the supervision of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

     Repurchase Agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. Unless permitted by the Securities and Exchange Commission, the Fund will not enter into repurchase agreements with the investment adviser, the distributor or any of their affiliates. The Fund's investment adviser, under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

     Dollar Roll Transactions: Dollar roll transactions consist of the sale by a Fund of mortgage-backed or other asset-backed securities, together with a commitment to purchase similar, but not identical, securities at a future date, at the same price. In addition, a Fund is paid a fee as consideration for entering into the commitment to purchase. This fee is accrued as income over the life of the dollar roll contract. Risks associated with dollar roll transactions include, the Fund's commitment to purchase or repurchase the security may be restricted if the broker/dealer to whom a Fund sells the security becomes insolvent; the value of the security may change adversely over the term of the dollar roll; the security that the Fund is required to repurchase may be worth less

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

than the security that the Fund originally held; and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

     Option contracts: The Funds may engage in options contracts. Upon the purchase of a put option or a call option by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily to reflect the current market value. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

     The risk associated with purchasing options is limited to the premium originally paid. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

     Futures Contracts: Certain of the Funds may engage in futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations of the value of the contract.

     During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses, by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day. The Fund recognizes a realized gain or loss when the contract is closed equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

     Risks arise in the possible movement of the securities or indices underlying those investments. Risks also include the possibility that there may not be a liquid secondary market for these contracts, that a change in the value of the contract may not correlate with changes in the value of the underlying securities or that the counterparty to a contract may default on its obligation to perform.

     Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold. Interest income, adjusted for amortization of market discounts and premiums on investments on the straight-line method, is earned from settlement date and is recorded on the accrual basis (amortization of discounts and premiums on stripped mortgage-backed securities and zero coupon bonds is accounted for using the effective yield method). Dividend income is recorded on the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among the classes based upon the relative net assets of each class.

     Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date.

     Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated repayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of these securities is unusually volatile in response to changes in interest rates.

     Dividends and Distributions to Shareholders: It is the policy of each Fund to declare dividends daily from net investment income and to pay such dividends monthly. Each Fund will distribute net realized capital gains (including short-term capital gains), unless offset by any available capital loss carryforward, annually after the

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

fiscal year in which earned. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees in order to avoid application of the 4% non-deductible Federal excise tax. Income distributions and capital gain distributions on a Fund level are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to timing differences and differing characterization of distributions made by the Fund.

     For the year ended November 30, 1994, certain reclassification adjustments were made between undistributed net investment income, realized gains and paid-in capital due primarily to different book and tax accounting for gain/loss of paydowns from mortgage-backed and asset-backed securities.

     Federal Income Taxes: Each Fund intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

     Expenses: General expenses of the Trust are allocated to the Funds based upon relative net assets. Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes based on the relative average net assets of each class.

     Reclassifications: During the current period, the Funds adopted Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies." Accordingly, certain reclassifications have been made to the components of capital in the Statement of Assets and Liabilities to conform with the accounting and reporting guidelines of this statement. Distributions in excess of book basis accumulated realized gains or undistributed net investment income that was the result of permanent book and tax accounting differences have been reclassified to paid-in capital. Accordingly, amounts have been reclassified to reflect an increase/(decrease) in paid-in capital, an increase/(decrease) in undistributed net investment income and an increase/(decrease) in accumulated net realized gain/(loss) as of November 30, 1993. The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

     The amounts reclassified as of November 30, 1993 were as follows:

                                                                 INCREASE/(DECREASE)    INCREASE/(DECREASE)
                                                                  UNDISTRIBUTED NET       ACCUMULATED
                                          INCREASE/(DECREASE)        INVESTMENT          NET REALIZED
                                            PAID-IN CAPITAL         INCOME/(LOSS)         GAIN/(LOSS)
                                          ---------------------------------------------------------------
Short-Intermediate Government Fund......       $(261,064)             $(374,305)          $   635,369
Managed Bond Fund.......................          27,511              1,587,170            (1,614,681)
Short-Term Income Fund..................          (5,413)              (812,776)              818,189
Adjustable Rate Government Fund.........             230               (221,397)              221,167
Diversified Income Fund.................              --                     --                    --
Strategic Fixed Income Fund.............         (32,800)              (788,410)              821,210
Mortgage-Backed Securities Fund.........        (110,005)              (370,134)              480,139

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     The reclassifications for the year ended November 30, 1994 were as follows:

                                                             INCREASE/(DECREASE)    INCREASE/(DECREASE)
                                                              IN UNDISTRIBUTED        IN ACCUMULATED
                                            DECREASE IN        NET INVESTMENT            REALIZED
                                          PAID-IN CAPITAL          INCOME               GAIN/(LOSS)
                                          -------------------------------------------------------------
Short-Intermediate Government Fund......     $      --           $(2,216,178)           $2,216,178
Managed Bond Fund.......................            --              (103,793)              103,793
Short-Term Income Fund..................            --              (399,781)              399,781
Adjustable Rate Government Fund.........            --              (111,902)              111,902
Diversified Income Fund.................            --              (135,595)              135,595
Strategic Fixed Income Fund.............       835,103              (357,187)             (477,916)
Mortgage-Backed Securities Fund.........            --              (600,687)              600,687

2.   INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS.

     The Trust has entered into an Investment Advisory Agreement with NationsBank, N.A. (Carolinas) ("NationsBank"), as successor to NationsBank of North Carolina, N.A., an indirect wholly owned subsidiary of NationsBank Corporation, with respect to the Funds. Under the terms of this Investment Advisory Agreement, NationsBank is entitled to advisory fees from each Fund equal to 0.60%, on an annualized basis, of the average daily net assets of each Fund.

     Stephens Inc. ("Stephens") serves as the Trust's administrator pursuant to an Administration Agreement. The Shareholders Services Group, Inc. ("TSSG"), a wholly owned subsidiary of First Data Corporation, Inc., serves as the Trust's co-administrator pursuant to a Co-Administration Agreement. Pursuant to the Administration and Co-Administration Agreements, the administrator and the co-administrator are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of average daily net assets of the Trust and the investment portfolios of Nations Fund, Inc. (another registered open-end investment company that is part of the Nations Fund Family) on a combined basis.

     Prior to close of business on May 6, 1994, The Boston Company Advisors, Inc. served as the Trust's co-administrator and received fees equivalent to the current rate for its services.

     For the year ended November 30, 1994, the administrator earned $964,915 (after fee waivers) for its services.

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     The investment adviser, administrator and co-administrator may, from time to time, reduce their fees payable by each Fund (either voluntarily or pursuant to applicable state limitations). For the year ended November 30, 1994, the investment adviser, administrator and/or co-administrator voluntarily waived fees and/or reimbursed expenses as follows:

                                                    FEES WAIVED BY                      EXPENSES
                                     ---------------------------------------------    REIMBURSED BY
                                       ADVISER      ADMINISTRATOR/CO-ADMINISTRATOR       ADVISER
                                     --------------------------------------------------------------
Short-Intermediate Government
  Fund.............................  $1,278,358                $ 47,459                  $    --
Managed Bond Fund..................     155,999                  14,553                       --
Short-Term Income Fund.............     730,564                  18,081                   34,171
Adjustable Rate Government Fund....     226,150                   5,303                   80,000
Diversified Income Fund............     170,640                   6,187                       --
Strategic Fixed Income Fund........     427,781                  41,216                       --
Mortgage-Backed Securities Fund....      71,603                   5,317                       --

     No officer, director or employee of NationsBank, Stephens or TSSG, or any affiliate thereof, receives any compensation from the Trust for serving as a trustee or officer of the Trust. The Trust pays each Trustee an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus an additional $500 for each Fund and an additional $500 for each board meeting attended, plus reimbursement of expenses incurred in attending such meetings.

     NationsBank of Texas, N.A., acts as the Trust's custodian and earned $312,311 for such services during the year ended November 30, 1994. TSSG serves as transfer agent for the Funds' Shares. NationsBank of Texas, N.A. acts a the sub-transfer agent for the Trust A Shares. Prior to July 1, 1994, NationsBank of Texas, N.A. served as the sole transfer agent for the Trust A Shares. For the year ended November 30, 1994, NationsBank of Texas, N.A. earned $39,758 for providing transfer agency services.

     Stephens, acts as the distributor of the Funds' shares. For the year ended November 30, 1994, the Funds were informed that the distributor received $41,801 representing commission (sales charges) on sales of Investor A Shares of the Funds. For the year ended November 30, 1994, the Funds were informed that the distributor received $300,262 in contingent deferred sales charges from Investor C and Investor N Shares of the Funds. A substantial portion of these fees are paid to affiliates of NationsBank.

3.   SHAREHOLDER SERVICING AND DISTRIBUTION PLANS.

     The Trust has adopted a shareholder servicing and distribution plan ("Investor A Plan") pursuant to Rule 12b-1 under the 1940 Act for the Investor A Shares of the Funds. Under the Investor A Plan, fees paid by the Funds are paid directly to the distributor. Aggregate payments by a Fund under the Investor A Plan may not exceed 0.25%, on an annualized basis, of the average daily net assets of the Fund's Investor A Shares. Fees paid pursuant to the Investor A Plan are charged as expenses of the Investor A Shares of a Fund as accrued.

     The Trust also has adopted a shareholder servicing plan ("Investor A Servicing Plan") with respect to Investor A Shares of the Short-Term Income Fund. Under the Investor A Servicing Plan, the Short-Term Income Fund may pay for shareholder services provided by institutions to shareholders of Investor A Shares of the Fund. Payments by the Short-Term Income Fund under the Investor A Servicing Plan may not exceed 0.25%, on an annualized basis, of the average daily net assets of Investor A Shares of the Fund.

     The Trust also has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Investor C ("Investor C Plan") and Investor N ("Investor N Plan") Shares of each Fund. Pursuant to the Plans,

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

fees for each Fund are paid directly to the distributor. Payments under the Plans are accrued daily and paid monthly at a rate that will not exceed 0.75%, on an annualized basis, of the average daily net assets of the Investor C or Investor N Shares, respectively, of the Funds. Fees paid pursuant to the Plans are charged as expenses of Investor C or Investor N Shares of a Fund as accrued.

     The Trust also has adopted a shareholder servicing plan with respect to Investor C ("Investor C Servicing Plan") and Investor N ("Investor N Servicing Plan") Shares of the Funds. Pursuant to the Plans, a Fund may pay for certain shareholder support services that are provided to the owners of Investor C or Investor N Shares by servicing agents that have entered into a shareholder servicing agreement with the Trust. Payments under the Plans are accrued daily and paid monthly at a rate that will not exceed 0.25%, on an annualized basis, of the average daily net assets of the Investor C or Investor N Shares of the Funds. Fees paid pursuant to the Plans are charged as expenses of Investor C or Investor N Shares of a Fund as accrued.

     A substantial portion of the fees, paid pursuant to the Plans described above, are paid to affiliates of NationsBank.

     For the year ended November 30, 1994, the Funds incurred the following amounts pursuant to the above Plans:

                                                                FEES PAID PURSUANT TO:
                                 -------------------------------------------------------------------------------------
                                 INVESTOR A    INVESTOR A     INVESTOR C    INVESTOR C     INVESTOR N    INVESTOR N
                                    PLAN     SERVICING PLAN      PLAN     SERVICING PLAN      PLAN     SERVICING PLAN
                                 -------------------------------------------------------------------------------------
Short-Intermediate Government
  Fund..........................  $ 218,173      $    --       $ 115,791      $19,193       $  39,781     $  28,415
Managed Bond Fund...............     11,775           --             956          157              --            --
Short-Term Income Fund..........         --       12,644          42,306       11,072          28,899        72,248
Adjustable Rate Government
  Fund..........................     31,111           --          13,496        2,796          17,552         4,388
Diversified Income Fund.........     25,810           --          21,106        2,624         208,797       104,399
Strategic Fixed Income Fund.....      2,079           --             251          125           7,830         4,894

     The chart below shows the effective rates, expressed as a percentage of average daily net assets, paid by the Funds under the shareholder servicing and distribution plans for the period ended November 30, 1994:

                                 INVESTOR A    INVESTOR A     INVESTOR C    INVESTOR C     INVESTOR N    INVESTOR N
                                    PLAN     SERVICING PLAN      PLAN     SERVICING PLAN      PLAN     SERVICING PLAN
                                 ---------------------------------------------------------------------------------------
Short-Intermediate Government
  Fund..........................    0.18%           N/A          0.50%          0.08%          0.35%         0.25%
Managed Bond Fund...............    0.18            N/A          0.50           0.08            N/A           N/A
Short-Term Income Fund..........    0.00           0.21%         0.31           0.08           0.10          0.25
Diversified Income Fund.........    0.22            N/A          0.67           0.08           0.50          0.25
Strategic Fixed Income Fund.....    0.18            N/A          0.50           0.25           0.40          0.25
Adjustable Rate Government
  Fund..........................    0.18            N/A          0.40           0.08           0.40          0.10

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.   PURCHASES AND SALES OF SECURITIES.

     The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. government securities and short-term investments, for the year ended November 30, 1994 were as follows:

                                                                  PURCHASES           SALES
                                                                --------------------------------
Short-Intermediate Government Fund............................  $    2,910,000    $   31,301,142
Managed Bond Fund.............................................      78,260,116       118,067,817
Short-Term Income Fund........................................     303,862,636       239,926,300
Adjustable Rate Government Fund...............................        --                 272,857
Diversified Income Fund.......................................      37,156,101        34,134,253
Strategic Fixed Income Fund...................................     232,709,755       319,390,227
Mortgage-Backed Securities Fund...............................       3,937,082        11,439,674

     The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the year ended November 30, 1994 were as follows:

                                                                  PURCHASES           SALES
                                                                --------------------------------
Short-Intermediate Government Fund............................  $  792,730,068    $  842,393,081
Managed Bond Fund.............................................     428,978,309       386,056,863
Short-Term Income Fund........................................     376,822,147       489,415,633
Adjustable Rate Government Fund...............................     120,022,844       146,658,663
Diversified Income Fund.......................................     110,805,656        83,396,629
Strategic Fixed Income Fund...................................   1,624,098,629     1,442,995,015
Mortgage-Backed Securities Fund...............................     138,083,657       153,483,653

     At November 30, 1994, aggregate gross unrealized appreciation and unrealized depreciation of securities for tax purposes were as follows:

                                                                  TAX BASIS         TAX BASIS
                                                                  UNREALIZED        UNREALIZED
                                                                 APPRECIATION      DEPRECIATION
                                                                --------------------------------
Short-Intermediate Government Fund............................  $      229,494    $   10,377,200
Managed Bond Fund.............................................          54,962         6,553,719
Short-Term Income Fund........................................        --               4,660,080
Adjustable Rate Government Fund...............................           2,346         1,921,616
Diversified Income Fund.......................................          90,979         4,275,389
Strategic Fixed Income Fund...................................         126,945        23,652,267
Mortgage-Backed Securities Fund...............................             850         2,425,478

     During the year ended November 30, 1994, activity in written options for the Strategic Fixed Income Fund was as follows:

                                                                    NUMBER
                                                                 OF CONTRACTS        PREMIUM
                                                                --------------------------------
Options beginning of year.....................................  $     --          $     --
Options written...............................................             200           244,688
Options closed................................................            (200)         (244,688)
                                                                --------------    --------------
Options outstanding at November 30, 1994......................  $     --          $     --
                                                                 =============     =============

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     Information regarding dollar roll transactions by the Funds is as follows:

                                                                              AVERAGE       AVERAGE
                                       MAXIMUM    AVERAGE AMOUNT    FEE     FUND SHARES      AMOUNT
                                     OUTSTANDING   OUTSTANDING     INCOME   OUTSTANDING   OUTSTANDING
                                     DURING YEAR   DURING YEAR     EARNED   DURING YEAR    PER SHARE
                                     ------------------------------------------------------------------
Short-Intermediate Government
  Fund.............................. $80,083,789   $ 14,408,721   $452,541  155,072,744      $ 0.09
Managed Bond Fund...................  16,345,108      5,087,193    198,223   19,354,404        0.26
Diversified Income Fund.............   8,703,633      3,205,335    127,481    8,181,272        0.39
Strategic Fixed Income Fund.........  82,181,734     23,287,999    849,250   56,689,913        0.41
Mortgage-Backed Securities Fund.....  11,812,500      4,288,161    128,293   96,739,456        0.04

     The average amount outstanding during the period was calculated by summing the borrowings at the end of each day and dividing the sum by the number of days in the year ended November 30, 1994.

5.   SHARES OF BENEFICIAL INTEREST.

     As of November 30, 1994, an unlimited number of shares without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any class of shares into one or more series of shares. See Schedule of Capital Stock Activity.

6.   ORGANIZATION COSTS.

     The Funds bear all costs in connection with their organization, including the fees and expenses of registering and qualifying their shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line method over a period of five years from commencement of operations. In the event that any of the shares issued by the Funds to their sponsor prior to the commencement of the Funds' public offering ("initial shares") are redeemed during such amortization period by any holder thereof, the Funds will be reimbursed by the holder for any unamortized organization costs in the same proportion as the number of initial shares redeemed bears to the number of initial shares outstanding at the time of redemption.

7.   LINE OF CREDIT.

     The Trust and Nations Fund, Inc. participate in a $25 million line of credit provided by Mellon Bank, N.A. (the "Bank") under a Line of Credit Agreement (the "Agreement") dated March 17, 1994. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests. Under this Agreement, a Fund may borrow up to the lesser of $10 million or 5% of its net assets. Interest is payable at the higher of the Bank's Money Market Rate or the London Interbank Offered Rate (LIBOR) plus 0.25% on an annualized basis. The Funds and the other affiliated entities are charged an aggregate commitment fee of 0.25% per annum on the amount of the line of credit. Each Fund shall be liable only for that portion of the commitment with respect to such Fund and shall not be liable for the portion of the commitment fee of any other fund. The Agreement requires, among other things, that each participating Fund maintain a ratio of net assets (not including funds borrowed pursuant to the Agreement) to aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     During the year ended November 30, 1994, the following Funds borrowed under this Agreement:

                         AMOUNT
                     OUTSTANDING AT   MAXIMUM      AVERAGE                  AVERAGE       INTEREST
                      NOVEMBER 30,     AMOUNT      AMOUNT       AVERAGE      DEBT           RATE        INTEREST
        FUND              1994       OUTSTANDING OUTSTANDING    SHARES     PER SHARE    HIGH    LOW     EXPENSE
----------------------------------------------------------------------------------------------------------------
Short-Intermediate
  Government Fund...         --      $7,900,000   $  45,479   155,072,744   $  0.00(a)  4.10%   4.10%   $1,891
Short-Term Income
  Fund..............         --       1,600,000       4,932    24,927,251      0.00(a)  5.50    3.70       195

(a) Value represents less than $0.01 per share.

     The average amount outstanding was calculated by summing the borrowings at the end of each day and dividing the sum by the number of days in the year ended November 30, 1994.

8.   CAPITAL LOSS CARRYFORWARD.

     At November 30, 1994 the following Funds had available for Federal income tax purposes unused capital losses as follows:

NAME OF FUND                                                                  EXPIRING IN 2002
------------                                                                  --------------
Short-Intermediate Government Fund...........................................   $ 22,968,237
Managed Bond Fund............................................................      4,599,700
Adjustable Rate Government Fund..............................................      2,087,054
Diversified Income Fund......................................................      2,249,163
Strategic Fixed Income Fund..................................................     11,546,423
Mortgage-Backed Securities Fund..............................................      4,229,412

9.   REORGANIZATION.

     On April 29, 1994, the Strategic Fixed Income Fund (Acquiring Fund) acquired the assets and certain liabilities of The Capitol Mutual Funds Fixed Income Portfolio (Acquired Fund), in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on March 31, 1994. Total shares issued by the Acquiring Fund, the value of the shares issued by the Acquiring Fund, the total net assets of the Acquired Fund and the Acquiring Fund and any unrealized depreciation included in the Acquired Fund's total net assets at the acquisition date are as follows:

                                                  VALUE OF
                                      SHARES       SHARES       TOTAL NET     TOTAL NET        ACQUIRED
                                     ISSUED BY    ISSUED BY     ASSETS OF     ASSETS OF          FUND
 ACQUIRING                           ACQUIRING    ACQUIRING     ACQUIRED      ACQUIRING       UNREALIZED
    FUND          ACQUIRED FUND        FUND         FUND          FUND*          FUND        DEPRECIATION
---------------------------------------------------------------------------------------------------------
 Strategic      The Capitol Mutual
Fixed Income       Funds Fixed
    Fund         Income Portfolio    2,136,871   $20,663,537   $20,663,537   $553,906,019      $311,904

---------------

* The net assets of the Acquiring Fund immediately after the acquisition were $574,569,556.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF NATIONS FUND TRUST

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Nations Short-Intermediate Government Fund, Nations Managed Bond Fund, Nations Short-Term Income Fund, Nations Adjustable Rate Government Fund, Nations Diversified Income Fund, Nations Strategic Fixed Income Fund, and Nations Mortgage-Backed Securities Fund (each a Portfolio of Nations Fund Trust, hereafter referred to as the "Trust") at November 30, 1994 and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1994 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts
January 19, 1995

                   THE NATIONS FUND FAMILY

                   EQUITY FUNDS
                   GROWTH
                   Nations Capital Growth Fund
                   Nations Emerging Growth Fund
                   Nations Equity Index Fund*
                   Nations Special Equity Fund

                   GROWTH AND INCOME
                   Nations Balanced Assets Fund
                   Nations Equity Income Fund
                   Nations International Equity Fund
                   Nations Value Fund

                   BOND FUNDS
                   INCOME
                   Nations Adjustable Rate Government Fund
                   Nations Diversified Income Fund
                   Nations Government Securities Fund
                   Nations Managed Bond Fund
                   Nations Short-Intermediate Government Fund
                   Nations Short-Term Income Fund
                   Nations Strategic Fixed Income Fund
                   Nations Mortgage-Backed Securities Fund*

                   TAX-FREE INCOME
                   Nations Florida Municipal Bond Fund
                   Nations Florida Intermediate Municipal Bond Fund Nations Georgia Municipal Bond Fund
                   Nations Georgia Intermediate Municipal Bond Fund Nations Maryland Municipal Bond Fund
                   Nations Maryland Intermediate Municipal Bond Fund Nations North Carolina Municipal Bond Fund
                   Nations North Carolina Intermediate Municipal Bond Fund Nations South Carolina Municipal Bond Fund
                   Nations South Carolina Intermediate Municipal Bond Fund Nations Tennessee Municipal Bond Fund
                   Nations Tennessee Intermediate Municipal Bond Fund Nations Texas Municipal Bond Fund
                   Nations Texas Intermediate Municipal Bond Fund
                   Nations Virginia Municipal Bond Fund
                   Nations Virginia Intermediate Municipal Bond Fund Nations Municipal Income Fund
                   Nations Intermediate Municipal Bond Fund
                   Nations Short-Term Municipal Income Fund

                   MONEY MARKET FUNDS
                   Nations Government Money Market Fund
                   Nations Prime Fund
                   Nations Tax Exempt Fund
                   Nations Treasury Fund

                   *Trust classes only

[NATIONS FUND LOGO]                                               BULK RATE
PO Box 9654                                                      U.S. POSTAGE
Providence, RI 02940-9654                                            PAID
Toll Free 1-800-982-2271                                          BOSTON, MA
                                                                  PERMIT NO.
                                                                    54201





AR3-11/94

                              [NATIONS FUND LOGO]


                                    S E M I
                                     ANNUAL

                       For the Period Ended May 31, 1995

                                     REPORT

 NATIONS VALUE FUND

    NATIONS CAPITAL
        GROWTH FUND

   NATIONS EMERGING
        GROWTH FUND

   NATIONS BALANCED
        ASSETS FUND

     NATIONS EQUITY
         INDEX FUND

NATIONS DISCIPLINED
        EQUITY FUND

NATIONS FUND AND OTHER MUTUAL FUNDS ARE NOT FDIC INSURED AND ARE NOT OBLIGA-TIONS OF, ENDORSED BY, DEPOSITS IN, OR GUARANTEED BY NATIONSBANK, N.A. (CAROLINAS) ("NATIONSBANK") OR ANY OF ITS AFFILIATES. INVESTMENTS IN MUTUAL FUNDS AND OTHER INVESTMENT PRODUCTS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

NATIONS FUND DISTRIBUTOR: STEPHENS INC. STEPHENS INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, IS NOT A BANK AND SECURITIES OFFERED BY IT ARE NOT GUARANTEED BY ANY BANK OR INSURED BY THE FDIC. STEPHENS INC., MEMBER NYSE-SIPC.

NATIONS FUND INVESTMENT ADVISER: NATIONSBANK

NATIONS FUND TRUST

DEAR SHAREHOLDER:

We are pleased to present the semi-annual results for Nations Fund Trust for the period ended May 31, 1995. During this period, the assets in the Nations Fund family of funds continued to grow, recently surpassing the $16 billion level. We are pleased with this growth and feel it is only appropriate to thank our shareholders for placing their confidence in our portfolios.

FINANCIAL MARKETS SUMMARY

The complexion of financial markets can change rapidly in today's investment world. Through the second half of 1994, the stock and bond markets struggled with a variety of tough financial issues. However, as the new year unfolded, investors suddenly discovered a near-ideal world for the investment of financial assets. As we look forward to the remainder of 1995 and begin to anticipate 1996, it is important to draw some lessons from the past twelve months. It is interesting to note that most of the lessons derived from last year's activity are not new. Past economic and credit cycles have presented investors with similar opportunities and pitfalls as we discuss below.

As a result of the rise in interest rates in the summer and fall of 1994, many investors learned painful lessons in financial speculation. Examples include the significant losses in hedge funds, the Orange County, California bankruptcy filing, and the demise of United Kingdom-based Barings Securities Plc. All three situations produced serious losses for those who chose to reach for additional return without paying proper attention to risk. Many of these losses could be directly attributed to the speculative use of derivative securities.

The term "derivative" is used to describe a wide range and variety of financial instruments. Derivatives include any security whose performance is linked to the behavior of another security or market index. Traditional derivatives include exchange-traded options and futures contracts. While derivative securities inherently are neither good nor bad, they can be used in ways that lead to greater losses, as seen in the case of Orange County and Barings Securities Plc. Derivatives, however, can be effectively used.

Perhaps this lesson taught us something even more important -- that our financial system is sound. While these episodes initially created great discomfort, our capital markets proved they could absorb the blows.

Late in 1994, the devaluation of the Mexican peso introduced another element of uncertainty into the financial markets. Although the decline in Mexican stock prices was dramatic and the financial pain in Mexico continues to be real, our financial markets and institutions were able to withstand the crisis. In addition, the problem in Mexico helped to drive a great deal of excess out of the emerging markets sector, which helped to adjust stock prices to more realistic levels and create a more favorable environment for foreign investment.

The U.S. economy experienced strong growth in 1994 with little in the way of inflationary pressure. Throughout 1994, and into early 1995, the Federal Reserve Board repeatedly raised short-term interest rates in order to control inflation. As we prepare to move into the second half of 1995, we can see that this policy has clearly produced positive results for investors. Slow economic growth and low inflation are ideal conditions for maximizing the potential of your financial assets.

Those investors who had the courage to resist doing the wrong thing at the wrong time earlier in the year are in the best position to reap the benefits of the present environment. At various points in 1994, many investors were tempted to sell financial assets because they believed that the economy might overheat or that inflation might suddenly accelerate. However, a sound investment strategy requires a steady hand and a long-term perspective. By early 1995, the benefits of patience and conviction were already being reflected in the performance of many stock and bond portfolios.

FINANCIAL OUTLOOK

We expect the investment environment to remain positive over the next twelve months. The economy, in our view, will continue to slow. However, continued corporate investment in productivity and technology, combined with modest consumer spending, should produce a pattern of moderate economic growth. As we speculate on events yet to take place in Washington, we see a major shift toward downsizing in government, which should be received favorably by the financial markets.

Unquestionably, we will experience setbacks in stock and bond prices. Volatility, after all, is an essential component of any financial market. However, investors who shun speculation, believe in the soundness of our financial system, build diversified investment portfolios and act with conviction on their long-term beliefs may be well positioned to reap potential market rewards. It is our belief that an investment philosophy built on these principles should serve us well in the years to come. We remain committed to meeting the investment challenges that lie ahead.

WHAT SHOULD STOCK MUTUAL FUND INVESTORS CONSIDER DOING?

While we are not in a position to recommend specific steps that an individual investor should take, the following represent general information and investment strategies that stock mutual fund investors may want to consider. Remember, specific investment recommendations should always be based on an analysis of your individual financial goals, tolerance for risk, and investment time frame. Your investment representative can best help you develop a strategy reflecting your needs and goals.

DIVERSIFY YOUR INVESTMENT PORTFOLIO. A well-diversified investment portfolio can help establish a level of risk and potential reward in line with your investment time frame and goals. To do so, you should allocate assets among stock, bond and money market investments.

MAINTAIN A LONG-TERM PERSPECTIVE. While stock prices may rise and fall over the short term, stocks historically have offered the greatest potential for long-term gains among the traditional investment classes.

As the chart below shows, since 1926, a period which includes the Great Depression, wars and recessions, stocks have historically outperformed all other types of financial assets.

                                 [LINEGRAPH]

SMALL COMPANY STOCKS: Small company stocks are units of ownership of publicly traded corporations, generally with a market capitalization of $50 million to $1.5 billion as measured by the total value of outstanding stock.

COMMON STOCKS: Common stocks are units of ownership of a public corporation. Prices fluctuate with market conditions and there is no guaranteed rate of return. Performance of common stocks is measured by the S&P 500, a weighted index which measures the aggregate change in the market value of 400 industrial, 60 transportation and utility company stocks and 40 financial issues. The S&P 500 is an unmanaged index.

LONG-TERM CORPORATE BONDS: Long-term corporate bonds are debt instruments issued by public and private corporations. They are usually taxable and typically have a par value of $1,000.

LONG-TERM GOVERNMENT BONDS: Long-term government bonds are debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and backed by its full faith and credit. They offer stable principal value if held to maturity. Long-term bonds have maturities of ten years or longer. While long-term government bonds offer fixed rates of return, their prices will fluctuate with market conditions.

TREASURY BILLS: U.S. Treasury bills are also debt securities issued by the U.S. government and backed by its full faith and credit. U.S. Treasury bills offer stable principal value if held to maturity which is one-year or less. While U.S. Treasury bills offer fixed rates of return, their prices will fluctuate with market conditions.

INFLATION: Inflation is the rise in the prices of goods and services that takes place when spending increases relative to the supply of goods and services on the market. Inflation is measured by the Consumer Price Index (CPI), which is also known as the Cost of Living Index and is determined by the U.S. Bureau of Labor Statistics.

*Source: STOCKS, BONDS, BILLS AND INFLATION 1995 YEARBOOK(TM), Ibbotson Associates, Chicago (annually updates work by Roger G. Ibbotson and Rex A. Sinquefield). Used with permission. All rights reserved.

This chart represents historical performance. It is intended for illustrative purposes only and is not intended to be representative of the past or future performance of any particular investment. Performance of investments in each of these types of securities may differ for future periods and will vary with market conditions.

CONSIDER A SYSTEMATIC INVESTMENT STRATEGY. Investing regularly through a method called "dollar cost averaging" involves investing a consistent dollar amount at regular intervals. Using this method, you will buy fewer shares when prices are high and more shares when prices are low. As a long-term investment strategy, dollar cost averaging may help you average down the overall cost of your shares over time. Please note that while a program of regular investing can help reduce risk, it cannot assure a profit or protect against a loss in a declining market. Since such a program involves continuous investment regardless of fluctuating share values, investors should consider their financial ability to continue the program through periods of low share prices.

CONSULT AN INVESTMENT REPRESENTATIVE. A professional investment representative can help you to develop a long-term investment strategy that reflects your goals, time frame and tolerance for risk. He or she is available to provide information on allocating investment assets, or answer questions about specific investments.

There are many factors that will affect a stock's share price -- from changes in supply and demand for a particular company's products or services, to overall economic and financial market conditions.

When held for long periods of time -- five years or more -- stock market investments will generally experience a series of ups and downs. In determining the level of investment risk you are comfortable with, there are several key points to consider:

- Stocks can be unpredictable. Stock market investments are generally not suitable for pursuing your short-term investment goals. It is rare that an investor would be in a position to buy and sell a particular stock in a short period of time and make a substantial profit.

- Invest for the long term. The longer your investment time frame, the better your chances are of weathering stock market downturns.

- Avoid placing all of your eggs in one basket. Spread your investment dollars among several different stock market investments or among different types of securities to seek to reduce the risk of principal loss should a particular investment perform poorly.

WHAT SHOULD BOND MUTUAL FUND INVESTORS CONSIDER DOING?

Again, while we are not in a position to recommend specific steps that an individual investor should take, the following represent general information and investment strategies that bond mutual fund investors may want to consider. Remember, specific investment recommendations should always be based on an analysis of your individual financial goals, tolerance for risk, and investment time frame. Your investment representative can best help you develop a strategy reflecting your needs and goals.

Bond funds offer the potential to receive regular dividend income -- usually on a monthly basis. Like stocks, bond prices may fluctuate as market conditions and interest rates change. The highest yields are generally found in funds that invest in long-term bonds or in lower quality bonds where share prices tend to fluctuate more. High quality short-term bonds generally offer the least price fluctuation.

HOW INTEREST RATES AFFECT BONDS. As market interest rates fall, bond prices rise. As market interest rates rise, bond prices fall. One type of risk that bond investors face is that the price of a bond will decline in a rising interest rate environment. For instance, an investor holding a U.S. Treasury bond earning 7% annually may have difficulty selling that bond in a rising interest rate environment. A 7% bond becomes less attractive when newly issued bonds offering 8% annually can be purchased.

Longer-term bonds are more sensitive to interest rate changes than short- or intermediate-term bonds. The longer the time period until your investment matures, the more price fluctuation the investment may incur. Many investors choose to invest in short- or intermediate-term bonds to seek to reduce interest rate risk.

HOW TAXES AFFECT BOND RETURNS. Municipal bonds provide investors the option to earn a portion of their bond returns through tax-exempt coupon payments. Unlike other bond coupons, which would be subject to federal, state and perhaps local income taxes, the coupons paid by municipal bonds are exempt from some or all of these taxes. While investors could earn taxable gains or losses on the price change due to interest rate changes on their municipal bonds, the exempt feature of the income stream is of considerable benefit to many investors. Investors should consider the potential federal and state tax advantages of municipal bond mutual funds when assessing their overall investment portfolio needs. Nations Fund offers 19 different municipal bond funds to serve a variety of taxpayer needs.

INTEREST RATE PROTECTION THROUGH PORTFOLIO LADDERING.1 Portfolio laddering is the process of investing in securities with different maturity dates to seek to reduce a portfolio's overall price fluctuation and provide protection regardless of the direction of interest rate movements. To build a portfolio ladder, investments can be divided among bond mutual funds with short-, intermediate- and long-term maturities. The exact mix will depend upon your investment objectives and the current interest rate environment. Nations Fund offers a comprehensive selection of fixed-income investment portfolios for this purpose.

UNDERSTANDING CREDIT RISK. One of the difficulties many investors face in selecting individual bonds is judging credit quality. Bond ratings are based on the bond issuer's ability to make interest payments and to repay the loan. Ratings are typically determined by one or more highly-regarded rating services such as Moody's Investor Service, Inc. or Standard & Poor's Corporation. While bond ratings are based on in-depth research and analysis, and careful examination of the issuer's financial situation, they are not a guarantee of repayment of the loan at maturity.

MUTUAL FUNDS PROVIDE ACCESS TO IN-DEPTH CREDIT RESEARCH AND ANALYSIS. The selection of quality bonds for your portfolio is dependent upon in-depth research and credit analysis. For most investors, this can be difficult and time consuming. Mutual funds offer the advantage of professional research, analysis and portfolio management. Experienced investment managers are dedicated to selecting appropriate investments and managing portfolios to pursue specific investment goals.

THE NATIONS FUND ADVANTAGE

A family of mutual funds provides investors with a number of advantages, including the ability to shift investment assets among funds as your financial objectives or market conditions change.2 Nations Fund provides a broad array of professionally managed stock, bond and money market mutual funds advised by NationsBank. The Nations Fund family of mutual funds was designed to accommodate a wide variety of investment objectives across the risk/reward spectrum.

For specific information on allocating assets to more closely target your investment objectives, contact your investment representative. He or she can provide additional information, including fund prospectuses. Prospectuses contain more complete information on the funds, including charges and expenses. Always read a fund's prospectus carefully before investing or sending money.

We hope this information proves valuable in the development of your investment strategy. We look forward to helping you pursue your investment goals.

Sincerely,

/s/ A. Max Walker
------------------------
A. Max Walker
President and Chairman
of the Board

May 31, 1995

1 Portfolio laddering does not reduce market risk and the principal and yield of investment securities will fluctuate with changes in market conditions.

2 Exchange privileges may be amended with 60-days written notice from the Fund.

           EFFECTIVE ASSET ALLOCATION THROUGH THE NATIONS FUND FAMILY

Nations Fund portfolios span the risk/reward spectrum providing investors with the ability to pursue a wide range of objectives within a single fund family. Stock, bond and money market portfolios allow investors to pursue short-, intermediate-, and long-term investment goals ranging from preservation of principal to capital accumulation.*
LOGO

 * Mutual fund investment returns will fluctuate with market conditions so that shares, when redeemed, may be worth more or less than original cost. Money market instruments are neither insured nor guaranteed by the U.S. government. While money market funds strive to maintain a constant $1.00 per share, there can be no assurance that the funds will be able to maintain a stable net asset value.

** Trust classes only.

NATIONS FUND
A PORTFOLIO FOR EVERY INVESTOR

Since 1874, NationsBank, investment adviser to the Nations Fund family of mutual funds, has built its success upon a long-standing commitment of quality service to customers. Conditions change rapidly in the financial world, but the requirements for sustained success remain constant: quality products and services; a responsible investment philosophy; and a wealth of knowledge and resources.

These characteristics are the guiding principles behind a family of mutual funds with you, the Nations Fund investor, in mind. All of the funds are advised by and made available through NationsBank, which, with its affiliates, has more than $171 billion in assets, over seven million clients, and one of the country's largest branch systems.

As investment adviser, NationsBank provides professional management of your money which parallels the approach that has established NationsBank and its affiliates as leaders in trust and institutional investment services, currently managing over $57 billion.

A responsible investment approach guides every decision within the Nations Fund family, whether the goal is based on long-term growth or current income. These decisions are backed by substantial professional resources consisting of experienced equity and fixed income analysts, researchers and portfolio managers.

There are currently 39 funds in the Nations Fund family, with assets totaling over $16 billion, to help you with retirement planning, college savings or any other long-range financial goal.

FOR GROWTH OF CAPITAL
(Investments primarily in stocks)
-----------------------------------
 NATIONS CAPITAL GROWTH FUND
 Objective:  To seek long-term capital appreciation.
 Approach: Invests in stocks with superior growth characteristics, selling at reasonable prices, that should outperform the market over time. The Fund focuses on companies with assets over $500 million. Selection criteria include above average growth potential, solid financials, and above average return on equity and earnings growth relative to the S&P 500 Index.

 NATIONS EMERGING GROWTH FUND
 Objective:  To seek capital appreciation.
 Approach: Invests in common stocks and convertible securities that are expected to demonstrate superior earnings growth relative to most publicly traded companies. Companies selected will have revenues of $50 million to $1.5 billion, a debt ratio of less than 50% of total capital, and generally less than $2 billion in capitalization.

 NATIONS EQUITY INDEX FUND*
 Objective: To seek investment results that correspond, before fees and expenses, to the total return of common stocks publicly traded in the U.S., as represented by the S&P 500 Index.
 Approach: Portfolio holdings are structured according to the S&P 500 Index in an effort to duplicate the performance of the Index.

 NATIONS DISCIPLINED EQUITY FUND (formerly Nations Special Equity Fund)
 Objective:  To seek long-term capital appreciation.
 Approach: Invests primarily in common stocks of companies exhibiting the potential for significant increases in their earnings per share.

 NATIONS INTERNATIONAL
 EQUITY FUND
 Objective: To seek a high total return on its assets from long-term growth of capital.
 Approach: Invests primarily in an internationally diversified portfolio of marketable equity securities of non-U.S. issuers. The Fund may invest in countries located in the Far East, Western Europe, Australia and other countries.

FOR GROWTH AND INCOME
(Investments primarily in stocks)
-----------------------------------
 NATIONS EQUITY INCOME FUND
 Objective: To seek to provide high current income primarily through investments in equity securities (including convertible securities) having a relatively high current yield. Secondarily, equity securities will be selected which NationsBank believes have favorable prospects for increasing dividend income and/or capital appreciation.
 Approach: Invests in common stocks and convertible securities that together exhibit above average current dividend yields relative to that of the S&P 500 Index. Selects stocks of companies exhibiting five years of stable or
 increasing dividends, established operating    histories, strong balance
 sheets and other favorable financial characteristics.

 NATIONS VALUE FUND
 Objective: To seek long-term capital growth with income a secondary consideration.
 Approach: Utilizes a fundamental approach focusing on individual company value and projected earnings per share. The Fund seeks to invest in companies with above market dividend yield, low price-to-earnings ratios and more than $300 million in assets. Investments are diversified across all major industries and economic sectors.

FOR GROWTH OF INCOME, CURRENT
INCOME AND GROWTH OF CAPITAL
(Investments in stocks, bonds and money markets)
--------------------------------------------------

 NATIONS BALANCED ASSETS FUND
 Objective: Total investment return through a combination of growth of capital and current income consistent with the preservation of capital.
 Approach: Allocates assets among common stocks, bonds and money market instruments. Seeks stocks of high quality companies with above average earnings potential and return on equity. Potential volatility is reduced through inclusion of investment grade bonds.

FOR CURRENT INCOME
(Investments in fixed income obligations)
-------------------------------------------
 NATIONS
 SHORT-INTERMEDIATE
 GOVERNMENT FUND
 Objective: To seek as high a level of current income as is consistent with prudent investment risk.
 Approach: Invests in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements relating to such obligations. Under normal market conditions, the Fund is expected to have an average dollar weighted maturity of between two and seven years.#

 NATIONS MANAGED BOND FUND++
 Objective: To seek a high level of current income consistent with relative stability of principal.
 Approach: Invests primarily in investment grade corporate and government fixed income and related securities. Under normal market conditions, the Fund is expected to have an average weighted maturity of between five and fifteen years.

 NATIONS SHORT-TERM
 INCOME FUND
 Objective: To seek as high a level of current income as is consistent with prudent investment risk.
 Approach: Invests primarily in investment grade corporate and mortgage-backed bonds. Under normal market conditions, the Fund is expected to have an average dollar weighted maturity of three years or less.

 NATIONS DIVERSIFIED
 INCOME FUND
 Objective: To seek as high a level of current income as is consistent with prudent investment risk.
 Approach: Invests in a broad range of corporate, government and agency fixed income securities, and may include no more than 35% below investment grade.

 NATIONS STRATEGIC
 FIXED INCOME FUND
 Objective: To maximize total investment return through the active management of fixed income securities.
 Approach: Invests primarily in a mix of investment grade corporate, government and mortgage-backed securities.

 NATIONS GOVERNMENT
 SECURITIES FUND
 Objective:  To provide current income and preservation of capital.
 Approach: Invests in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.#

FOR CURRENT INCOME
(Investments in fixed income obligations)
-------------------------------------------
 NATIONS ADJUSTABLE RATE
 GOVERNMENT FUND
 Objective: To seek a high level of current income consistent with minimum fluctuation of share price.
 Approach: Invests primarily in adjustable rate mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.#

 NATIONS MORTGAGE-BACKED
 SECURITIES FUND*
 Objective: To seek as high a level of total investment return as is consistent with prudent investment risk.
 Approach: Invests primarily in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.#

FOR TAX-EXEMPT INCOME
(Investments in municipal securities)
-----------------------------------
 NATIONS MUNICIPAL INCOME FUND+
 Objective: To seek a high level of current interest income that is exempt from federal income taxes.
 Approach: Invests primarily in investment grade tax-exempt obligations across a wide range of municipalities and geographic regions to add diversity to the Fund.

 NATIONS INTERMEDIATE
 MUNICIPAL BOND FUND+
 Objective:  To seek higher than money market yields.
 Approach: Invests primarily in intermediate-term, investment grade municipal securities which make interest payments that are exempt from federal income taxes.

 NATIONS SHORT-TERM
 MUNICIPAL INCOME FUND+
 Objective: To seek a high level of current interest income that is exempt from federal income taxes.
 Approach: Invests primarily in short-term (average weighted maturity 1 - 3 years) investment grade tax-exempt obligations across a wide range of municipalities and geographic regions to add diversity to the Fund.

 NATIONS FLORIDA
 INTERMEDIATE MUNICIPAL
 BOND FUND+
 Objective: To seek a high level of current interest income exempt from federal income and the Florida state intangibles tax, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in Florida intermediate municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

FOR TAX-EXEMPT INCOME
(Investments in municipal securities)
-----------------------------------
 NATIONS FLORIDA
 MUNICIPAL BOND FUND+
 Objective: To seek a high level of current interest income exempt from federal income and the Florida state intangibles tax, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in Florida municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 NATIONS GEORGIA
 INTERMEDIATE
 MUNICIPAL BOND FUND+
 Objective: To seek a high level of current interest income exempt from federal and Georgia state income taxes and state intangibles taxes, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in Georgia intermediate municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 NATIONS GEORGIA
 MUNICIPAL BOND FUND+
 Objective: To seek a high level of current interest income exempt from federal and Georgia state income taxes and state intangibles taxes, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in Georgia municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 NATIONS MARYLAND
 INTERMEDIATE MUNICIPAL
 BOND FUND+
 Objective: To seek a high level of current interest income exempt from both federal and Maryland state income taxes, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in Maryland intermediate municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.
 NATIONS MARYLAND

 MUNICIPAL BOND FUND+
 Objective: To seek a high level of current interest income exempt from both federal and Maryland state income taxes, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in Maryland municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

FOR TAX-EXEMPT INCOME
(Investments in municipal securities)
---------------------------------------
 NATIONS NORTH CAROLINA
 INTERMEDIATE MUNICIPAL
 BOND FUND+
 Objective: To seek a high level of current interest income exempt from federal and North Carolina state income taxes and state intangibles taxes, consistent with the relative stability of principal.
 Approach: Invests substantially all of its assets in North Carolina intermediate municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 NATIONS NORTH CAROLINA
 MUNICIPAL BOND FUND+
 Objective: To seek a high level of current interest income exempt from federal and North Carolina state income taxes and state intangibles taxes, consistent with the relative stability of principal.
 Approach: Invests substantially all of its assets in North Carolina municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 NATIONS SOUTH CAROLINA
 INTERMEDIATE MUNICIPAL
 BOND FUND+
 Objective: To seek a high level of current interest income exempt from both federal and South Carolina state income taxes, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in South Carolina intermediate municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 NATIONS SOUTH CAROLINA
 MUNICIPAL BOND FUND+
 Objective: To seek a high level of current interest income exempt from both federal and South Carolina state income taxes, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in South Carolina municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 NATIONS TENNESSEE
 INTERMEDIATE MUNICIPAL
 BOND FUND+
 Objective: To seek a high level of current interest income exempt from both federal and Tennessee state income taxes, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in Tennessee intermediate municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

FOR TAX-EXEMPT INCOME
(Investments in municipal securities)
---------------------------------------
 NATIONS TENNESSEE
 MUNICIPAL BOND FUND+
 Objective: To seek a high level of current interest income exempt from both federal and Tennessee state income taxes, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in Tennessee municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 NATIONS TEXAS
 INTERMEDIATE
 MUNICIPAL BOND FUND+
 Objective: To seek a high level of current interest income exempt from federal income tax, consistent with the relative stability of principal.
 Approach: Invests substantially all of its assets in Texas intermediate municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 NATIONS TEXAS
 MUNICIPAL BOND FUND+
 Objective: To seek a high level of current interest income exempt from federal income tax, consistent with the relative stability of principal.
 Approach: Invests substantially all of its assets in Texas municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 NATIONS VIRGINIA
 INTERMEDIATE
 MUNICIPAL BOND FUND+
 Objective: To seek a high level of current interest income exempt from both federal and Virginia state income taxes, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in Virginia intermediate municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 NATIONS VIRGINIA
 MUNICIPAL BOND FUND+
 Objective: To seek a high level of current interest income exempt from both federal and Virginia state income taxes, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in Virginia municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 MONEY MARKET FUNDS
 FOR CURRENT INCOME AND PRESERVATION
 OF CAPITAL
 (Investments in money market securities)
 ------------------------------------------
 NATIONS PRIME FUND
 Objective: To seek the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 Approach: Invests in high quality money market instruments including bank certificates of deposit, banker's acceptances and commercial paper.

 NATIONS TREASURY FUND
 Objective: The maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 Approach: Invests in U.S. Treasury obligations and repurchase agreements secured by such obligations.#

 NATIONS GOVERNMENT
 MONEY MARKET FUND
 Objective: To seek as high a level of current income as is consistent with liquidity and stability of principal.
 Approach: Invests in U.S. government obligations and repurchase agreements relating to such obligations.#

 NATIONS TAX EXEMPT FUND+
 Objective: To seek as high a level of current interest income exempt from federal income taxes as is consistent with liquidity and stability of principal.
 Approach: Invests in municipal securities, the interest on which is exempt from regular federal income tax.

# The portfolio securities held by these funds are guaranteed as to the timely payment of principal and interest only. This is not a guarantee of market value of the shares of the funds themselves.

 * Offers Trust A Shares only.

++ Offers Trust A Shares, Investor A Shares and Investor C Shares only.

 + A portion of income, from municipal bonds, received by shareholders may be subject to some federal income, state and/or local tax and/or the federal alternative minimum tax.

NATIONS FUND TRUST
NATIONS VALUE FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                              MAY 31, 1995 (UNAUDITED)

                                                      VALUE
SHARES                                               (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- 92.1%
          AEROSPACE AND DEFENSE -- 4.6%
275,600   Lockheed Martin Corporation+..........   $ 16,398,200
222,400   Raytheon Company......................     17,236,000
239,000   Rockwell International Corporation....     10,904,375
                                                   ------------
                                                     44,538,575
                                                   ------------
          AUTOMOBILES -- 2.4%
115,700   Chrysler Corporation..................      5,047,413
644,200   Ford Motor Company....................     18,842,850
                                                   ------------
                                                     23,890,263
                                                   ------------
          AUTOMOTIVE ACCESSORIES -- 0.7%
177,800   Echlin Inc. ..........................      6,400,800
                                                   ------------
          BEVERAGES -- 3.7%
307,700   Anheuser-Busch Companies, Inc. .......     18,192,762
355,000   PepsiCo Inc. .........................     17,395,000
                                                   ------------
                                                     35,587,762
                                                   ------------
          BUSINESS EQUIPMENT AND
            PERIPHERALS -- 2.1%
 86,000   International Business Machines
            Corporation.........................      8,019,500
107,800   Xerox Corporation.....................     12,221,825
                                                   ------------
                                                     20,241,325
                                                   ------------
          CHEMICALS -- BASIC -- 0.8%
188,200   PPG Industries, Inc. .................      7,833,825
                                                   ------------
          CHEMICALS -- SPECIALTY -- 1.4%
152,000   Georgia Gulf Corporation..............      4,617,000
258,600   Lubrizol Corporation..................      9,018,675
                                                   ------------
                                                     13,635,675
                                                   ------------
          COMPUTER MANUFACTURER -- 1.8%
381,800   Sun Microsystems Inc.+................     17,181,000
                                                   ------------
          DIVERSIFIED HEALTHCARE -- 1.0%
597,000   Tenet Healthcare Inc. ................      9,925,125
                                                   ------------
          DRUGS -- 6.7%
 48,100   American Home Products Corporation....      3,541,363
239,000   Bristol-Meyers Squibb.................     15,863,625
400,000   Merck & Company Inc. .................     18,850,000
164,500   Schering-Plough Corporation...........     12,954,375
392,000   Upjohn Company........................     14,259,000
                                                   ------------
                                                     65,468,363
                                                   ------------
          DRUGS -- MEDICAL SUPPLIES -- 0.8%
140,600   Becton Dickinson & Company............      8,084,500
                                                   ------------
          ELECTRIC
          UTILITIES -- NON-NUCLEAR -- 4.5%
555,061   CINergy Corporation...................     14,778,499
348,000   DPL Inc. .............................      7,656,000
414,600   GTE Corporation.......................     13,837,275
263,500   PECO Energy Company...................      7,410,937
                                                   ------------
                                                     43,682,711
                                                   ------------
          ELECTRICAL EQUIPMENT -- 2.1%
238,000   General Electric Company..............     13,804,000
109,600   Johnson Controls Inc. ................      6,274,600
                                                   ------------
                                                     20,078,600
                                                   ------------
          ELECTRONIC COMPONENTS -- 4.6%
341,000   Arrow Electronics Inc.+...............     15,686,000
156,600   Avnet, Inc. ..........................      7,125,300
 96,200   Intel Corporation.....................     10,798,450
101,000   Texas Instruments Inc. ...............     11,678,125
                                                   ------------
                                                     45,287,875
                                                   ------------

          FINANCE -- MISCELLANEOUS -- 0.1%
 25,000   Mercantile Bancorporation, Inc. ......        996,875
                                                   ------------
          FINANCE -- SERVICES -- 1.1%
552,000   Paine Webber Group, Inc. .............     10,902,000
                                                   ------------
          FOOD -- PACKAGED -- 1.3%
212,700   Hershey Foods Corporation.............     10,980,638
 35,000   Pioneer Hi-Bred International.........      1,373,750
                                                   ------------
                                                     12,354,388
                                                   ------------
          HOUSEHOLD PRODUCTS -- 3.4%
469,100   First Brands Corporation..............     19,350,375
221,000   Premark International Inc. ...........     11,022,375
163,000   Sunbeam-Oster Corporation.............      2,954,375
                                                   ------------
                                                     33,327,125
                                                   ------------
          INDUSTRIAL CONGLOMERATES -- 5.2%
326,600   AlliedSignal Inc. ....................     13,186,475
193,200   ITT Corporation.......................     21,614,250
 99,000   Teradyne Inc.+........................      5,358,375
135,000   TRW Inc. .............................     10,648,125
                                                   ------------
                                                     50,807,225
                                                   ------------
          INSURANCE -- 1.6%
 98,000   Kemper Corporation....................      4,618,250
141,000   Marsh & McLennan Companies Inc. ......     11,227,125
                                                   ------------
                                                     15,845,375
                                                   ------------
          LEISURE -- 1.1%
442,500   Mattel, Inc. .........................     11,062,500
                                                   ------------
          LIFE AND SPECIALTY INSURANCE -- 2.9%
 86,700   General Re Corporation................     11,737,012
369,000   Lincoln National Corporation..........     16,697,250
                                                   ------------
                                                     28,434,262
                                                   ------------
          LONG DISTANCE -- 2.4%
254,600   AT&T Corporation......................     12,920,950
319,500   Sprint Corporation....................     10,703,250
                                                   ------------
                                                     23,624,200
                                                   ------------
          MEDIA -- 0.9%
160,000   Gannett Company.......................      8,560,000
                                                   ------------
          METALS -- 2.3%
320,000   Aluminum Company of America...........     14,880,000
332,000   Bethlehem Steel Corporation+..........      4,897,000
101,000   Inland Steel Industries Inc. .........      2,840,625
                                                   ------------
                                                     22,617,625
                                                   ------------
          MONEY CENTER BANKS -- 3.7%
343,000   Chemical Banking Corporation..........     15,820,875
175,000   Citicorp..............................      9,362,500
 15,000   Cullen Frost Bankers, Inc. ...........        592,500
170,000   First Chicago Corporation.............      9,753,750
 20,000   Union Planters Corporation............        530,000
                                                   ------------
                                                     36,059,625
                                                   ------------
          OIL SERVICES AND EQUIPMENT -- 1.0%
150,200   Schlumberger Ltd. ....................      9,763,000
                                                   ------------
          PACKAGING -- 0.9%
222,000   Bowater, Inc. plc., ADR...............      8,713,500
                                                   ------------
          PAPER AND FOREST PRODUCTS -- 1.7%
306,900   Mead Corporation......................     16,534,238
                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
NATIONS VALUE FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                  MAY 31, 1995 (UNAUDITED)

                                                      VALUE
SHARES                                               (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
          PETROLEUM -- DOMESTIC -- 1.4%
 66,000   Ashland Inc. .........................   $  2,450,250
309,000   Tosco Corporation.....................     10,969,500
                                                   ------------
                                                     13,419,750
                                                   ------------
          PETROLEUM -- INTERNATIONAL -- 9.4%
151,000   Amoco Corporation.....................     10,324,625
215,000   Chevron Corporation...................     10,561,875
107,000   du Pont (E.I.) deNemours & Company....      7,262,625
181,800   Exxon Corporation.....................     12,975,975
165,900   Mobil Corporation.....................     16,652,212
161,000   Philips Petroleum Company.............      5,836,250
137,600   Royal Dutch Petroleum Company, ADR....     17,440,800
159,900   Texaco Inc. ..........................     10,953,150
                                                   ------------
                                                     92,007,512
                                                   ------------
          PRODUCER GOODS -- MACHINERY -- 1.7%
139,000   Caterpillar Inc. .....................      8,374,750
192,800   Varity Corporation+...................      8,314,500
                                                   ------------
                                                     16,689,250
                                                   ------------
          REGIONAL BANKS AND THRIFTS -- 1.7%
232,300   Crestar Financial Corporation.........     10,685,800
145,000   Mellon Bank Corporation...............      6,198,750
                                                   ------------
                                                     16,884,550
                                                   ------------
          RETAIL -- MAJOR -- 2.7%
362,000   Federated Department Stores Inc. .....      8,326,000
292,000   May Department Stores Company.........     11,461,000
143,000   Penney (J.C.) Inc. ...................      6,738,875
                                                   ------------
                                                     26,525,875
                                                   ------------
          RETAIL -- SPECIALTY -- 1.3%
456,500   Circuit City Stores Inc. .............     12,553,750
                                                   ------------
          TELECOMMUNICATION SYSTEMS AND
            SPECIALTY EQUIPMENT -- 1.6%
 79,000   Comsat Corporation, Series 1..........      1,540,500
269,000   Harris Corporation....................     14,290,625
                                                   ------------
                                                     15,831,125
                                                   ------------
          TELEPHONE -- BELL REGIONAL -- 1.8%
270,000   BellSouth Corporation.................     16,571,250
 28,300   Pacific Telesis Group.................        757,025
                                                   ------------
                                                     17,328,275
                                                   ------------

          TELEPHONE -- CABLE AND
            CELLULAR -- 1.1%
 59,600   British Telecommunications, ADR.......      3,762,250
145,000   SBC Communications Inc. ..............      6,525,000
                                                   ------------
                                                     10,287,250
                                                   ------------
          TRANSPORTATION -- SURFACE -- 2.6%
173,000   Burlington Northern Inc. .............     10,574,625
308,000   Consolidated Freightways Inc.+........      7,315,000
312,000   Dial Corporation......................      7,644,000
                                                   ------------
                                                     25,533,625
                                                   ------------
          TOTAL COMMON STOCKS
            (Cost $794,015,997).................    898,499,299
                                                    ===========

 PRINCIPAL
   AMOUNT
 ----------
REPURCHASE AGREEMENT -- 8.6%
  (Cost $83,399,000)
 $83,399,000 Agreement with CS First Boston
               Corporation, 6.050% dated
               05/31/1995 to be repurchased at
               $83,413,016 on 06/01/1995,
               collateralized by, $85,484,658
               market value of U.S. Treasury
               Bonds at 7.625% and 11.750% with
               maturities of 02/15/2025 and
               02/15/2010, respectively..........             83,399,000
                                                             ===========
TOTAL INVESTMENTS
  (Cost $877,414,997*)...........................   100.7%   981,898,299
OTHER ASSETS AND
  LIABILITIES (NET)..............................    (0.7)    (6,991,658)
                                                    -----   ------------
NET ASSETS.......................................   100.0%  $974,906,641
                                                    =====   ============

---------------

* Aggregate cost for Federal tax purposes.
+ Non-income producing security.

ABBREVIATION:

ADR    American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
NATIONS CAPITAL GROWTH FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                              MAY 31, 1995 (UNAUDITED)

                                                      VALUE
SHARES                                               (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- 90.2%
          BEVERAGES -- 4.4%
350,000   Coca-Cola Company.....................   $ 21,656,250
300,000   PepsiCo Inc. .........................     14,700,000
                                                   ------------
                                                     36,356,250
                                                   ------------
          BUSINESS EQUIPMENT AND
            PERIPHERALS -- 4.9%
270,400   Bay Networks, Inc.+...................      9,869,600
 82,500   Cabletron Systems Inc.+...............      4,413,750
344,300   Cisco Systems Inc.+...................     15,063,125
 42,000   International Business Machines
            Corporation.........................      3,916,500
 65,000   Xerox Corporation.....................      7,369,375
                                                   ------------
                                                     40,632,350
                                                   ------------
          CHEMICALS -- BASIC -- 3.7%
240,000   Dow Chemical Company..................     17,610,000
215,000   Eastman Chemical Company..............     12,900,000
                                                   ------------
                                                     30,510,000
                                                   ------------
          COMPUTER MANUFACTURERS -- 4.7%
335,000   COMPAQ Computer Corporation+..........     13,106,875
358,000   EMC Corporation+......................      8,234,000
110,000   Hewlett Packard Company...............      7,273,750
198,000   Silicon Graphics Inc.+................      7,697,250
 60,000   Sun Microsystems Inc.+................      2,700,000
                                                   ------------
                                                     39,011,875
                                                   ------------
          DIVERSIFIED HEALTHCARE -- 3.4%
252,500   Columbia/HCA Healthcare Corporation...     10,320,938
359,000   HEALTHSOUTH Corporation+..............      6,192,750
555,000   Humana Inc.+..........................     11,724,375
                                                   ------------
                                                     28,238,063
                                                   ------------
          DRUGS -- 5.4%
100,000   Amgen Inc.+...........................      7,250,000
140,000   Merck & Company Inc. .................      6,597,500
175,000   Pfizer Inc. ..........................     15,421,875
200,000   Schering-Plough Corporation...........     15,750,000
                                                   ------------
                                                     45,019,375
                                                   ------------
          DRUGS -- MEDICAL SUPPLIES -- 3.4%
198,500   Abbott Laboratories...................      7,940,000
145,000   Becton Dickinson & Company............      8,337,500
160,700   Medtronic Inc. .......................     12,092,675
                                                   ------------
                                                     28,370,175
                                                   ------------
          ELECTRIC UTILITIES -- INDEPENDENT
            POWER -- 0.2%
226,400   Sithe Energies Inc.+..................      1,782,900
                                                   ------------
          ELECTRICAL EQUIPMENT -- 4.7%
245,000   Emerson Electric Company..............     16,843,750
384,000   General Electric Company..............     22,272,000
                                                   ------------
                                                     39,115,750
                                                   ------------
          ELECTRONIC COMPONENTS -- 10.2%
300,000   AMP Inc. .............................     12,787,500
237,000   Applied Materials Inc.+...............     18,249,000
224,000   Intel Corporation.....................     25,144,000
217,000   Motorola, Inc. .......................     12,992,875
131,400   Texas Instruments Inc. ...............     15,193,125
                                                   ------------
                                                     84,366,500
                                                   ------------
          ENGINEERING AND CONSTRUCTION -- 1.0%
159,600   Fluor Corporation.....................      7,900,200
                                                   ------------

          FINANCE -- SERVICES -- 2.3%
100,000   Morgan Stanley Group, Inc. ...........      7,612,500
600,000   Paine Webber Group, Inc. .............     11,850,000
                                                   ------------
                                                     19,462,500
                                                   ------------
          HEALTH AND BEAUTY -- 0.6%
 60,000   Gillette Company......................      5,062,500
                                                   ------------
          HOUSEHOLD PRODUCTS -- 3.0%
235,000   Procter & Gamble Company..............     16,890,625
420,500   Sunbeam-Oster Corporation.............      7,621,562
                                                   ------------
                                                     24,512,187
                                                   ------------
          INDUSTRIAL CONGLOMERATES -- 1.9%
400,000   AlliedSignal Inc. ....................     16,150,000
                                                   ------------
          INSURANCE -- 1.4%
 40,000   Kemper Corporation....................      1,885,000
    750   Marsh & McLennan Companies Inc. ......         59,719
200,000   MGIC Investment Corporation...........      9,400,000
                                                   ------------
                                                     11,344,719
                                                   ------------
          LEISURE -- 0.6%
135,000   Time Warner Inc. .....................      5,349,375
                                                   ------------
          LIFE AND SPECIALTY INSURANCE -- 3.7%
150,000   American International Group, Inc. ...     17,062,500
100,000   General Re Corporation................     13,537,500
                                                   ------------
                                                     30,600,000
                                                   ------------
          LONG DISTANCE -- 0.8%
135,800   AT&T Corporation......................      6,891,850
                                                   ------------
          MEDIA -- 2.0%
175,000   Capital Cities/ABC Inc. ..............     16,887,500
                                                   ------------
          METALS -- 1.0%
175,000   Nucor Corporation.....................      8,356,250
                                                   ------------
          MONEY CENTER BANKS -- 0.6%
100,000   Citicorp..............................      5,350,000
                                                   ------------
          PAPER AND FOREST PRODUCTS -- 2.2%
238,600   Georgia-Pacific Corporation...........     18,551,150
                                                   ------------
          PETROLEUM -- DOMESTIC -- 0.8%
227,600   Unocal Corporation....................      6,742,650
                                                   ------------
          PETROLEUM -- INTERNATIONAL -- 6.0%
145,000   Amoco Corporation.....................      9,914,375
150,000   Chevron Corporation...................      7,368,750
200,000   Mobil Corporation.....................     20,075,000
100,000   Royal Dutch Petroleum Company, ADR....     12,675,000
                                                   ------------
                                                     50,033,125
                                                   ------------
          PRODUCER GOODS -- MACHINERY -- 0.9%
120,000   Caterpillar Inc. .....................      7,230,000
                                                   ------------
          REGIONAL BANKS AND THRIFTS -- 1.0%
180,900   Crestar Financial Corporation.........      8,321,400
                                                   ------------
          RESTAURANTS -- 1.5%
325,600   McDonald's Corporation................     12,332,100
                                                   ------------
          RETAIL -- MAJOR -- 0.6%
200,000   Wal-Mart Stores Inc. .................      5,000,000
                                                   ------------
          RETAIL -- SPECIALTY -- 3.2%
 70,000   Home Depot Inc. ......................      2,913,750
525,000   Lowe's Companies Inc. ................     14,306,250
170,000   Office Depot Inc.+....................      4,080,000
200,000   OfficeMax Inc.+.......................      4,950,000
                                                   ------------
                                                     26,250,000
                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
NATIONS CAPITAL GROWTH FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                  MAY 31, 1995 (UNAUDITED)

                                                      VALUE
SHARES                                               (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
          SOFTWARE AND SERVICES -- 5.7%
258,700   Ceridian Corporation+.................   $  8,343,075
151,000   Computer Associates International
            Inc. ...............................      9,890,500
195,300   First Data Corporation................     11,278,575
 48,000   Microsoft Corporation+................      4,065,000
393,250   Oracle Systems Corporation+...........     13,665,437
                                                   ------------
                                                     47,242,587
                                                   ------------
          TELECOMMUNICATION SYSTEMS AND
            SPECIALTY EQUIPMENT -- 1.8%
425,000   General Instrument Corporation+.......     13,121,875
 40,000   Tellabs Inc.+.........................      1,320,000
                                                   ------------
                                                     14,441,875
                                                   ============
          TELEPHONE -- CABLE AND
            CELLULAR -- 0.9%
 69,000   Comcast Corporation, Class A,
            Special.............................      1,207,500
300,000   Tele-Communications Inc., Class A+....      6,337,500
                                                   ------------
                                                      7,545,000
                                                   ------------
          TRANSPORTATION -- SURFACE -- 1.0%
320,000   Dial Corporation......................      7,840,000
                                                   ------------
          WASTE MANAGEMENT -- 0.7%
171,200   Browning-Ferris Industries Inc. ......      6,099,000
                                                   ------------
          TOTAL COMMON STOCKS
            (Cost $621,363,658).................    748,899,206
                                                    -----------

 PRINCIPAL                                              VALUE
   AMOUNT                                              (NOTE 1)
     ------------------------------------------------------------
REPURCHASE AGREEMENT -- 11.2%
  (Cost $93,290,000)
 $93,290,000 Agreement with CS First Boston
               Corporation, 6.050% dated
               05/31/1995 to be repurchased at
               $93,305,678 on 06/01/1995,
               collateralized by, $95,623,014
               market value of U.S. Treasury
               Bonds at 7.625% and 11.750% with
               maturities of 02/15/2025 and
               02/15/2010, respectively..........    $ 93,290,000
                                                     ============
TOTAL INVESTMENTS
  (Cost $714,653,658*)...................   101.4%    842,189,206
OTHER ASSETS AND
  LIABILITIES (NET)......................    (1.4)    (11,941,426)
                                            -----    ------------
NET ASSETS...............................   100.0%   $830,247,780
                                            =====    ============

---------------

* Aggregate cost for Federal tax purposes.
+ Non-income producing security.

ABBREVIATION:

ADR    American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
NATIONS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                              MAY 31, 1995 (UNAUDITED)

                                                      VALUE
SHARES                                               (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- 87.0%
          APPAREL -- 3.1%
147,000   Lands End Inc.+.......................   $  2,260,125
107,000   Nautica Enterprises Inc.+.............      3,210,000
 51,000   Nine West Group Inc.+.................      1,778,625
                                                   ------------
                                                      7,248,750
                                                   ------------
          AUTOMOTIVE ACCESSORIES -- 1.1%
 36,000   Discount Auto Parts Inc.+.............        967,500
 60,000   Superior Industries International
            Inc. ...............................      1,770,000
                                                   ------------
                                                      2,737,500
                                                   ------------
          BUSINESS EQUIPMENT AND
            PERIPHERALS -- 3.6%
 22,000   Cabletron Systems Inc.+...............      1,177,000
133,000   Danka Business Systems Plc, ADR.......      3,275,125
 63,000   3Com Corporation+.....................      4,032,000
                                                   ------------
                                                      8,484,125
                                                   ------------
          CHEMICALS -- SPECIALTY -- 2.1%
103,000   Airgas Inc.+..........................      2,678,000
 77,000   Georgia Gulf Corporation..............      2,338,875
                                                   ------------
                                                      5,016,875
                                                   ------------
          COMPUTER MANUFACTURERS -- 1.3%
 75,000   EMC Corporation+......................      1,725,000
 50,000   S3 Inc.+..............................      1,356,250
                                                   ------------
                                                      3,081,250
                                                   ------------
          DIVERSIFIED HEALTHCARE -- 11.9%
  6,100   HCIA Inc.+............................        179,188
 32,000   Health Care and Retirement
            Corporation+........................        944,000
100,800   Health Management Association Inc.,
            Class A+............................      2,759,400
 62,000   HealthCare COMPARE Corporation+.......      1,937,500
210,000   HEALTHSOUTH Corporation+..............      3,622,500
 48,000   Integrated Health Services Inc. ......      1,602,000
114,000   Lincare Holdings Inc.+................      3,021,000
 16,000   Living Centers of America Inc.+.......        496,000
 71,000   Manor Care Inc. ......................      2,076,750
 53,000   Medcath Inc.+.........................        622,750
 13,300   MedPartners Inc.+.....................        256,025
120,000   Mid-Atlantic Medical Services Inc.+...      2,490,000
  6,300   Occusystems Inc. .....................        111,825
115,000   PhyCor Inc.+..........................      3,464,375
136,000   Physicians Corporation of America+....      2,992,000
 33,000   Regency Health Services Inc.+.........        363,000
 50,000   Sierra Health Services+...............      1,343,750
                                                   ------------
                                                     28,282,063
                                                   ------------
          DRUGS -- 3.6%
 95,000   Mylan Labs............................      2,719,375
 68,200   Teva Pharmaceutical Industries Ltd.,
            ADR.................................      2,242,075
 97,000   Watson Pharmaceuticals Inc.+..........      3,564,750
                                                   ------------
                                                      8,526,200
                                                   ------------
          DRUGS -- MEDICAL SUPPLIES -- 4.1%
150,000   Biomet Inc.+..........................      2,231,250
125,000   IVAX Corporation......................      3,234,375
 30,000   Nellcor Inc.+.........................      1,305,000
 50,000   Stryker Corporation...................      1,918,750
 30,000   Sybron International Corporation+.....      1,165,500
                                                   ------------
                                                      9,854,875
                                                   ------------

          ELECTRICAL EQUIPMENT -- 1.8%
  7,100   Anadigics Inc. .......................        122,475
 18,000   Cidco Inc.+...........................        589,154
105,000   Input/Output Inc.+....................      3,570,000
                                                   ------------
                                                      4,281,629
                                                   ------------
          ELECTRONIC COMPONENTS -- 7.9%
 77,000   Allen Group Inc. .....................      1,799,875
141,000   Amphenol Corporation, Class A+........      3,895,125
105,000   Analog Devices Inc.+..................      3,268,125
137,000   Gentex Corporation+...................      2,500,250
 28,000   Scientific-Atlanta Inc. ..............        521,500
 88,000   Symbol Technologies Inc.+.............      2,970,000
 90,000   VLSI Technology Inc.+.................      2,345,625
 30,700   Watkins-Johnson Company...............      1,373,825
                                                   ------------
                                                     18,674,325
                                                   ------------
          ENERGY EXPLORATION AND
            PRODUCTION -- 1.2%
 62,000   Pogo Producing Company................      1,488,000
 62,300   Union Texas Petroleum Holdings
            Inc. ...............................      1,409,537
                                                   ------------
                                                      2,897,537
                                                   ------------
          INSURANCE -- 2.4%
 85,000   American Re Corporation+..............      3,166,250
 60,000   CMAC Investment Corporation...........      2,490,000
                                                   ------------
                                                      5,656,250
                                                   ------------
          LEISURE -- 0.9%
 58,000   Hollywood Entertainment
            Corporation+........................      2,073,500
                                                   ------------
          MEDIA -- 1.6%
100,500   Infinity Broadcasting Corporation,
            Class A+............................      2,826,562
 68,000   Katz Media Group Inc.+................      1,079,500
                                                   ------------
                                                      3,906,062
                                                   ------------
          METALS -- 0.8%
 47,800   Allegheny Ludlum Corporation..........        944,050
 35,000   Barrick Gold Corporation..............        883,750
                                                   ------------
                                                      1,827,800
                                                   ------------
          OIL SERVICES AND EQUIPMENT -- 2.5%
 55,000   BJ Services Inc.+.....................      1,402,500
 26,000   Camco International Companies Inc. ...        575,250
 86,000   Parker & Parsley Petroleum Company....      1,677,000
125,000   Smith International Inc.+.............      2,234,375
                                                   ------------
                                                      5,889,125
                                                   ------------
          PRODUCER GOODS -- MACHINERY -- 1.1%
 70,000   AGCO Corporation......................      2,651,250
                                                   ------------
          PUBLISHING -- 1.1%
 50,000   Houghton Mifflin Company..............      2,568,750
                                                   ------------
          REGIONAL BANKS AND THRIFTS -- 3.0%
 70,000   Boatmen's Bancshares Inc. ............      2,283,750
 30,000   Crestar Financial Corporation.........      1,380,000
 58,000   Cullen Frost Bankers Inc. ............      2,291,000
 30,000   Mercantile Bancorporation Inc. .......      1,196,250
                                                   ------------
                                                      7,151,000
                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
NATIONS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                  MAY 31, 1995 (UNAUDITED)

                                                      VALUE
SHARES                                               (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
          RESTAURANTS AND LODGING -- 5.3%
160,000   Boston Chicken Inc. ..................   $  3,720,000
 57,000   La Quinta Inns Inc. ..................      1,617,375
 51,000   Lone Star Steakhouse/Saloon Inc. .....      1,600,125
 30,000   Luby's Cafeterias Inc. ...............        611,250
100,000   Morrison Restaurants Inc. ............      2,150,000
 97,000   Outback Steakhouse Inc.+..............      2,897,875
                                                   ------------
                                                     12,596,625
                                                   ------------
          RETAIL -- SPECIALTY -- 3.6%
 52,000   AutoZone Inc. +.......................      1,209,000
 93,000   General Nutrition Companies Inc.+.....      2,697,000
 96,000   Gymboree Corporation+.................      2,340,000
 79,000   Starbucks Corporation+................      2,295,938
                                                   ------------
                                                      8,541,938
                                                   ------------
          SERVICES -- 3.6%
 46,000   Catalina Marketing Corporation+.......      2,041,250
 88,000   Franklin Quest Company+...............      2,717,000
 60,000   Interim Services Inc. ................      1,485,000
 76,500   Paychex, Inc. ........................      2,256,750
                                                   ------------
                                                      8,500,000
                                                   ------------
          SOFTWARE AND SERVICES -- 8.1%
 19,000   Adobe Systems Inc.+...................        988,000
 13,100   Baan Company NV.......................        307,850
 55,000   Cadence Design Systems Inc.+..........      1,636,250
 65,000   Cerner Corporation+...................      3,705,000
 74,000   Davidson and Associates Inc.+.........      2,146,000
 40,000   Electronic Arts+......................      1,030,000
 35,000   FTP Software Company Inc. ............        748,125
 28,000   Intuit Inc.+..........................      1,771,000
  9,700   Maxis Inc. ...........................        189,150
 45,000   Millipore Corporation.................      2,953,125
 26,000   Parametric Technology Corporation+....      1,105,000
 33,600   SunGard Data Systems Inc.+............      1,675,800
 19,800   Transaction Systems Architects,
            Class A+............................        425,700
 13,000   Uunet Technologies Inc. ..............        308,750
  8,200   Videoserver Inc. .....................        212,175
                                                   ------------
                                                     19,201,925
                                                   ------------
          TELECOMMUNICATION SYSTEMS AND
            SPECIALTY EQUIPMENT -- 9.3%
 30,000   ADC Telecommunications Inc.+..........        930,000
 74,000   ALC Communications Corporation+.......      3,219,000
 80,000   Aspect Telecommunications
            Corporation+........................      3,260,000
 55,000   Franklin Resources Inc. ..............      2,406,250
 39,000   Glenayre Technologies Inc.+...........      2,466,750
 83,000   Nextel Communications Inc., Class
            A+..................................      1,120,500
113,000   Paging Network Inc.+..................      3,135,750
113,300   Palmer Wireless Inc., Class A+........      2,011,075
  6,200   Premisys Communications Inc.+.........        314,650
 15,000   QUALCOMM Inc.+........................        384,375
 43,000   Spectrian Corporation+................      1,171,750
 50,000   Tellabs, Inc.+........................      1,650,000
                                                   ------------
                                                     22,070,100
                                                   ------------

          TEXTILES -- 0.9%
 88,000   Wellman Inc. .........................      2,211,000
                                                   ------------
          TRANSPORTATION -- SURFACE -- 0.7%
 72,000   TNT Freightways Corporation...........      1,638,000
                                                   ------------
          WASTE MANAGEMENT -- 0.4%
 35,000   Sanifill Inc.+........................        945,000
                                                   ------------
          TOTAL COMMON STOCKS
            (Cost $183,397,293).................    206,513,454
                                                    ===========

 PRINCIPAL
   AMOUNT
 ----------
REPURCHASE AGREEMENT -- 11.2%
  (Cost $26,609,000)
 $26,609,000 Agreement with CS First Boston
               Corporation, 6.050% dated
               05/31/1995 to be repurchased at
               $26,613,472 on 06/01/1995,
               collateralized by, $27,274,443
               market value of U.S. Treasury
               Bonds at 7.625% and 11.750% with
               maturities of 02/15/2025 and
               02/15/2010, respectively..........              26,609,000
                                                             ============
TOTAL INVESTMENTS
  (Cost $210,006,293*)...........................    98.2%    233,122,454
OTHER ASSETS AND
  LIABILITIES (NET)..............................     1.8       4,267,252
                                                    -----    ------------
NET ASSETS.......................................   100.0%   $237,389,706
                                                    =====    ============

---------------

* Aggregate cost for Federal tax purposes.
+ Non-income producing security.

ABBREVIATION:

ADR    American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
NATIONS BALANCED ASSETS FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                              MAY 31, 1995 (UNAUDITED)

                                                      VALUE
  SHARES                                             (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- 51.5%
              BEVERAGES -- 2.5%
     53,592   Coca-Cola Company.................   $  3,316,005
     45,487   PepsiCo Inc. .....................      2,228,862
                                                   ------------
                                                      5,544,867
                                                   ------------
              BUSINESS EQUIPMENT AND
                PERIPHERALS -- 3.5%
     50,200   AMP Inc. .........................      2,139,775
     39,700   Cabletron Systems Inc.+...........      2,123,950
     52,400   Cisco Systems Inc.+...............      2,292,500
     10,115   Xerox Corporation.................      1,146,788
                                                   ------------
                                                      7,703,013
                                                   ------------
              CHEMICALS -- BASIC -- 2.1%
     36,513   Dow Chemical Company..............      2,679,141
     31,800   Eastman Chemical Company..........      1,908,000
                                                   ------------
                                                      4,587,141
                                                   ------------
              COMPUTER MANUFACTURERS -- 2.2%
     71,383   COMPAQ Computer Corporation+......      2,792,860
     14,800   Silicon Graphics+.................        575,350
     16,874   Hewlett Packard Company...........      1,115,793
      8,000   Sun Microsystems Inc.+............        360,000
                                                   ------------
                                                      4,844,003
                                                   ------------
              DIVERSIFIED HEALTHCARE -- 2.1%
     37,409   Columbia/HCA Healthcare
                Corporation.....................      1,529,093
     31,624   HEALTHSOUTH Corporation+..........        545,514
    118,800   Humana Inc.+......................      2,509,650
                                                   ------------
                                                      4,584,257
                                                   ------------
              DRUGS -- 3.6%
     13,617   Amgen Inc.+.......................        987,232
     29,918   Merck & Company Inc. .............      1,409,886
     28,253   Pfizer Inc. ......................      2,489,796
     38,465   Schering-Plough Corporation.......      3,029,119
                                                   ------------
                                                      7,916,033
                                                   ------------
              DRUGS -- MEDICAL SUPPLIES -- 1.8%
     30,152   Abbot Labs........................      1,206,080
     15,188   Becton Dickinson & Company........        873,310
     24,429   Medtronic Inc. ...................      1,838,282
                                                   ------------
                                                      3,917,672
                                                   ------------
              ELECTRIC
                UTILITIES -- NON-NUCLEAR -- 0.3%
     26,000   PECO Energy Company...............        731,250
                                                   ------------
              ELECTRICAL EQUIPMENT -- 2.6%
     31,300   Emerson Electric Company..........      2,151,875
     59,853   General Electric Company..........      3,471,474
                                                   ------------
                                                      5,623,349
                                                   ------------
              ELECTRONIC COMPONENTS -- 4.5%
     31,100   Applied Materials Inc.+...........      2,394,700
     52,000   EMC Corporation+..................      1,196,000
     27,200   Intel Corporation.................      3,053,200
     27,600   Motorola, Inc. ...................      1,652,550
     14,400   Texas Instruments Inc. ...........      1,665,000
                                                   ------------
                                                      9,961,450
                                                   ------------
              ENGINEERING AND
                CONSTRUCTION -- 0.5%
     24,031   Fluor Corporation.................      1,189,535
                                                   ------------

              FINANCE -- SERVICES -- 1.2%
     11,873   Morgan Stanley Group Inc..........        903,832
     89,300   Paine Webber Group Inc............      1,763,675
                                                   ------------
                                                      2,667,507
                                                   ------------
              HEALTH AND BEAUTY -- 0.4%
     10,831   Gillette Company..................        913,866
                                                   ------------
              HOUSEHOLD PRODUCTS -- 1.7%
     36,400   Procter & Gamble Company..........      2,616,250
     60,710   Sunbeam-Oster Corporation.........      1,100,369
                                                   ------------
                                                      3,716,619
                                                   ------------
              INDUSTRIAL CONGLOMERATE -- 0.6%
     31,000   AlliedSignal Inc..................      1,251,625
                                                   ------------
              INSURANCE -- 1.1%
     11,500   Marsh & McLennan Companies Inc....        915,688
     30,700   MGIC Investment Corporation.......      1,442,900
                                                   ------------
                                                      2,358,588
                                                   ------------
              LEISURE -- 0.4%
     21,154   Time Warner Inc...................        838,227
                                                   ------------
              LIFE AND SPECIALTY
                INSURANCE -- 2.2%
     24,305   American International Group,
                Inc.............................      2,764,694
     16,137   General Re Corporation............      2,184,546
                                                   ------------
                                                      4,949,240
                                                   ------------
              LONG DISTANCE -- 0.6%
     26,600   AT&T Corporation..................      1,349,950
                                                   ------------
              MEDIA -- 1.0%
     22,300   Capital Cities/ABC Inc............      2,151,950
                                                   ------------
              METALS -- 0.9%
     39,900   Nucor Corporation.................      1,905,225
                                                   ------------
              MONEY CENTER BANKS -- 0.3%
     14,306   Citicorp..........................        765,371
                                                   ------------
              PAPER AND FOREST PRODUCTS -- 1.1%
     32,300   Georgia-Pacific Corporation.......      2,511,325
                                                   ------------
              PETROLEUM -- DOMESTIC -- 0.4%
     29,300   Unocal Corporation................        868,013
                                                   ------------
              PETROLEUM -- INTERNATIONAL -- 2.9%
     21,877   Amoco Corporation.................      1,495,840
     18,800   Chevron Corporation...............        923,550
     21,100   Mobil Corporation.................      2,117,913
     15,100   Royal Dutch Petroleum Company,
                ADR.............................      1,913,925
                                                   ------------
                                                      6,451,228
                                                   ------------
              PRODUCER GOODS --
                MACHINERY -- 0.5%
     20,000   Caterpillar Inc. .................      1,205,000
                                                   ------------
              REGIONAL BANKS AND THRIFTS -- 0.5%
     25,300   Crestar Financial Corporation.....      1,163,800
                                                   ------------
              RESTAURANTS -- 0.8%
     48,326   McDonald's Corporation............      1,830,347
                                                   ------------
              RETAIL -- SPECIALTY -- 2.1%
     19,981   Home Depot Inc. ..................        831,709
    109,800   Lowe's Companies Inc. ............      2,992,050
     31,600   OfficeMax Inc.+...................        782,100
                                                   ------------
                                                      4,605,859
                                                   ------------
              SOFTWARE AND SERVICES -- 3.9%
     39,166   Bay Networks Inc+.................      1,429,559
     39,200   Ceridian Corporation+.............      1,264,200
     20,800   Computer Associates International
                Inc. ...........................      1,362,400

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
NATIONS BALANCED ASSETS FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                  MAY 31, 1995 (UNAUDITED)

                                                      VALUE
  SHARES                                             (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              SOFTWARE AND SERVICES -- (CONTINUED)
     33,346   First Data Corporation............   $  1,925,732
      7,375   Microsoft Corporation+............        624,570
     57,291   Oracle Systems Corporation+.......      1,990,862
                                                   ------------
                                                      8,597,323
                                                   ------------
              TELECOMMUNICATION SYSTEMS AND
                SPECIALTY EQUIPMENT -- 1.9%
     50,800   Communications Satellite
                Corporation.....................        990,600
     66,700   General Instrument Corporation+...      2,059,363
     23,800   SBC Communications................      1,071,000
                                                   ------------
                                                      4,120,963
                                                   ------------
              TELEPHONE -- CABLE AND
                CELLULAR -- 0.6%
     14,200   Comcast Corporation, Class A,
                Special.........................        248,500
     49,800   Tele-Communications Inc., Class
                A+..............................      1,052,025
                                                   ------------
                                                      1,300,525
                                                   ------------
              TRANSPORTATION -- SURFACE -- 0.7%
     60,052   Dial Corporation..................      1,471,274
                                                   ------------
              TOTAL COMMON STOCKS (Cost
                $99,125,756)....................    113,596,395
                                                    ===========

 PRINCIPAL
  AMOUNT
 ----------
ASSET-BACKED SECURITIES -- 3.3%
$ 2,000,000   Banc One Auto,
                6.650% 05/15/1997...............      2,007,500
  1,612,248   Daimler-Benz, Vehicle Trust 94,
                Class A,
                5.950% 12/15/2000...............      1,605,699
  1,389,947   EQCC, Home Equity Loan,
                Certificate 94-2, Class A,
                6.350% 06/15/2014...............      1,381,259
  1,250,000   General Motors Acceptance
                Corporation,
                5.000% 01/27/1997...............      1,223,713
    994,359   Green Tree Financial Corporation,
                Class A, Variable Rate Note,
                6.55% 07/15/2019................        996,219
                                                   ------------
              TOTAL ASSET-BACKED SECURITIES
                (Cost $7,204,771)...............      7,214,390
                                                   ============
CORPORATE BONDS AND NOTES -- 4.8%
              AUTOMOTIVE -- 0.9%
  1,000,000   Ford Motor Credit Company, MTN,
                7.450% 07/12/1999...............      1,029,190
  1,000,000   Ford Motor Tranche, MTN,
                5.750% 05/14/1998...............        981,620
                                                   ------------
                                                      2,010,810
                                                   ------------
              BANKING AND FINANCE -- 2.9%
  1,250,000   Ahmanson and Company, MTN,
                6.530% 06/01/1998...............      1,249,609
  1,000,000   BanPonce Finance Corporation, MTN,
                7.650% 05/03/2000...............      1,032,800

  1,000,000   Beneficial Corporation, MTN,
                8.100% 11/23/1998...............      1,047,330
  1,000,000   Capital One Bank, MTN,
                8.125% due 02/27/1998...........      1,027,370
  1,900,000   Standard Credit Corporation, MTN,
                7.850% 02/07/2002...............      2,005,089
                                                   ------------
                                                      6,362,198
                                                   ------------
              INDUSTRIAL -- 0.5%
  1,000,000   TKR Cable 1, Inc., Debenture,
                10.500% 10/30/2007..............      1,142,500
                                                   ------------
              TRANSPORTATION -- AIRLINE -- 0.5%
  1,000,000   Quantas Airways Ltd., Sr. Note,
                6.625% 06/30/1998++.............        995,470
                                                   ------------
              TOTAL CORPORATE BONDS
                AND NOTES
                (Cost $10,308,347)..............     10,510,978
                                                    ===========
FOREIGN BOND -- 0.3%
  (Cost $720,009)
    750,000   Skandia Capital,
                6.000% 11/02/1998...............        732,900
                                                    ===========
MORTGAGE-BACKED SECURITIES -- 6.1%
              FEDERAL NATIONAL MORTGAGE
                ASSOCIATION (FNMA)
                CERTIFICATES -- 2.4%
  2,000,000   Pass Through Certificates,
                7.500% 02/01/2024**.............      2,008,740
  2,300,000   Pass Through Certificates,
                7.000% 01/25/2025**.............      2,262,625
    877,695   8.500% 03/01/2010 (1 Pool)........        910,327
                                                   ------------
                                                      5,181,692
                                                   ------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION (GNMA)
                CERTIFICATES -- 3.7%
    500,000   Commitment to Purchase,
                7.000% 12/21/2009**.............        503,435
  2,300,000   Commitment to Purchase, 30 yr.,
                8.000% 06/01/2024**.............      2,356,764
  5,227,973   8.000% 06/15/2022 - 03/15/2025 (3
                Pools)..........................      5,356,998
                                                   ------------
                                                      8,217,197
                                                   ------------
              TOTAL MORTGAGE-BACKED SECURITIES
                (Cost $13,217,868)..............     13,398,889
                                                    ===========
U.S. TREASURY SECURITIES -- 28.7%
              U.S. TREASURY BONDS -- 15.5%
  7,500,000   10.750% 08/15/2005................      9,919,950
  6,400,000   12.750% 11/15/2010................      9,406,976
  6,000,000   8.875% 08/15/2017.................      7,421,220
  5,975,000   8.750% 08/15/2020.................      7,363,232
                                                   ------------
                                                     34,111,378
                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
NATIONS BALANCED ASSETS FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                  MAY 31, 1995 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
   ------------------------------------------------------------
U.S. TREASURY SECURITIES -- (CONTINUED)
              U.S. TREASURY NOTES -- 13.2%
$ 3,775,000   5.500% 04/30/1996.................   $  3,762,014
 11,250,000   7.375% 05/15/1996.................     11,401,200
  2,000,000   6.000% 11/30/1997.................      2,003,440
 12,175,000   5.125% 04/30/1998.................     11,910,558
                                                   ------------
                                                     29,077,212
                                                   ------------
              TOTAL U.S. TREASURY
                SECURITIES
                (Cost $59,284,082)..............     63,188,590
                                                   ============
TOTAL SECURITIES
  (Cost $189,860,833)...........................    208,642,142
                                                   ============
REPURCHASE AGREEMENT -- 13.7%
  (Cost $30,294,000)
 30,294,000   Agreement with CS First Boston
                Corporation, 6.050% dated
                5/31/1995 to be repurchased at
                $30,299,091 on 06/01/1995,
                collateralized by, $31,051,598
                market value of U.S. Treasury
                Bonds at 7.625% and 11.750% with
                maturities of 02/15/2025 and
                02/15/2010, respectively........     30,294,000
                                                    ===========
TOTAL                                      108.4%
INVESTMENTS
  (Cost $220,154,833*).................             238,936,142
OTHER ASSETS AND
  LIABILITIES (NET)....................    (8.4)    (18,466,214)
                                          -----    ------------
NET ASSETS.............................   100.0%   $220,469,928
                                          -----    ============

---------------

 * Aggregate cost for Federal tax purposes.
** Security purchased on a when-issued or delayed delivery basis (Note 1).
 + Non-income producing security.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

ABBREVIATIONS:

ADR    American Depositary Receipt
MTN    Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
NATIONS EQUITY INDEX FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                              MAY 31, 1995 (UNAUDITED)

                                                      VALUE
SHARES                                               (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- 92.9%
          AEROSPACE AND DEFENSE -- 2.1%
 10,400   Boeing Company........................   $    612,300
  1,800   General Dynamics Corporation..........         78,750
  7,097   Lockheed Martin Corporation...........        422,272
  2,500   Loral Corporation.....................        119,687
  3,400   McDonnell Douglas Corporation.........        245,650
  1,500   Northrop Grumman Corporation..........         78,562
  1,300   Ogden Corporation.....................         28,600
  3,900   Raytheon Company......................        302,250
  6,700   Rockwell International Corporation....        305,688
  2,600   Rowan Companies Inc.+.................         19,500
  2,900   Textron Inc. .........................        176,538
  4,700   Unisys Corporation+...................         49,937
  3,800   United Technologies Corporation.......        288,325
                                                   ------------
                                                      2,728,059
                                                   ------------
          APPAREL AND TEXTILE -- 0.9%
  1,000   Armstrong World Industries Inc. ......         51,625
    300   Brown Group Inc. .....................          6,562
  3,200   Charming Shoppes Inc. ................         14,000
  2,200   Fruit of the Loom Inc., Class A+......         58,575
  4,700   Gap Inc. .............................        161,563
 11,500   Limited Inc. .........................        255,875
  2,700   Liz Claiborne Inc. ...................         47,925
  1,900   National Services Industries Inc. ....         54,863
  2,400   Nike Inc., Class B....................        189,300
  3,000   Reebok International, Ltd. ...........        100,500
  1,150   Russell Corporation...................         33,350
    400   Springs Industries Inc. ..............         15,750
  1,500   Stride Rite Corporation...............         16,875
  1,900   V. F. Corporation.....................        101,175
                                                   ------------
                                                      1,107,938
                                                   ------------
          AUTOMOBILES -- 2.0%
 11,050   Chrysler Corporation..................        482,055
 30,900   Ford Motor Company....................        903,825
 23,150   General Motors Corporation............      1,111,200
  1,220   Paccar, Inc. .........................         58,713
                                                   ------------
                                                      2,555,793
                                                   ------------
          AUTOMOTIVE ACCESSORIES -- 0.6%
  2,800   Cooper Tire & Rubber Company..........         67,900
  3,000   Dana Corporation......................         84,750
  2,600   Eaton Corporation.....................        158,925
  1,800   Echlin Inc. ..........................         64,800
  3,725   Genuine Parts Company.................        146,206
  4,530   Goodyear Tire & Rubber Company........        191,392
  1,300   Snap On Tools Inc. ...................         46,150
                                                   ------------
                                                        760,123
                                                   ------------
          BEVERAGES -- 3.6%
  8,000   Anheuser-Busch Companies, Inc. .......        473,000
  2,100   Brown-Forman Corporation, Class B.....         69,825
 39,600   Coca-Cola Company.....................      2,450,250
  1,300   Coors (Adolph) Company, Class B.......         22,425
 24,300   PepsiCo Inc. .........................      1,190,700
 11,700   Seagram Company, Ltd..................        351,000
  3,400   Whitman Corporation...................         61,625
                                                   ------------
                                                      4,618,825
                                                   ------------
          BUILDING AND CONSTRUCTION -- 0.4%
  3,000   Black & Decker Corporation............         99,000
  1,000   Centex Corporation....................         28,750
    900   Foster Wheeler Corporation............         29,587
    900   Kaufman & Broad Home Corporation......         12,712
  4,800   Masco Corporation.....................        138,600
    700   Pulte Corporation.....................         19,162
  3,000   Sherwin-Williams Company..............        110,250
  1,300   Stanley Works.........................         52,000
                                                   ------------
                                                        490,061
                                                   ------------
          BUSINESS EQUIPMENT AND
            PERIPHERALS -- 2.2%
  1,700   Avery Dennison Corporation............         70,125
  7,600   Cisco Systems Inc.+...................        332,500
  5,000   Donnelley (R.R.) & Sons Company.......        182,500
 18,100   International Business Machines
            Corporation.........................      1,687,825
  5,000   Pitney Bowes Inc. ....................        185,000
  3,300   Xerox Corporation.....................        374,138
                                                   ------------
                                                      2,832,088
                                                   ------------
          CHEMICALS -- BASIC -- 1.3%
  3,375   Coastal Corporation+..................        105,891
  8,250   Dow Chemical Company..................        605,344
  2,687   Eastman Chemical Company..............        161,220
    300   First Mississippi Corporation.........          6,938
  3,500   Hercules Inc. ........................        183,750
  1,200   Owens Corning Fiberglass
            Corporation+........................         43,500
  1,500   Perkin Elmer Corporation..............         52,125
  6,400   PPG Industries, Inc. .................        266,400
  2,100   Rohm & Haas Company...................        123,638
  4,900   Union Carbide Corporation.............        143,325
                                                   ------------
                                                      1,692,131
                                                   ------------
          CHEMICALS -- SPECIALTY -- 1.6%
  3,600   Air Products & Chemicals Inc. ........        191,250
  1,300   Bemis Inc. ...........................         37,050
 10,350   Eastman Kodak Company.................        624,880
2,825..   Engelhard Corporation.................        117,591
    900   Goodrich (B.F.) Company...............         44,662
  3,000   Grace (W.R.) & Company................        192,750
  1,600   Great Lakes Chemical Corporation......         97,600
  3,700   Monsanto Company......................        308,025
  4,500   Morton International Inc.,
            Industries..........................        142,874
  2,400   Nalco Chemical Company................         90,600
  3,900   Praxair Inc. .........................         97,011
  1,300   Sigma-Aldrich Corporation.............         57,200
                                                   ------------
                                                      2,001,493
                                                   ------------
          COMPUTER MANUFACTURERS -- 1.9%
  3,700   Apple Computer Inc. ..................        153,781
  2,100   Cabletron Systems Inc.+...............        112,350
  8,300   COMPAQ Computer Corporation+..........        324,737
    800   Data General Corporation+.............          6,400
  4,600   Digital Equipment Corporation+........        205,275
 15,600   Hewlett Packard Company...............      1,031,550
  4,300   Honeywell Inc. .......................        170,387
  1,700   Parker Hannifin Corporation...........         97,112
  4,300   Silicon Graphics Inc.+................        167,163
  3,300   Sun Microsystems Inc.+................        148,500
                                                   ------------
                                                      2,417,255
                                                   ------------
          DIVERSIFIED HEALTHCARE -- 1.0%
  2,700   Beverly Enterprises Inc.+.............         30,713
 13,666   Columbia/HCA Healthcare Corporation...        558,598
  1,100   Community Psychiatric Centers.........         13,612
  1,800   Ecolab Inc............................         45,675
  2,500   Mallinckrodt Group Inc................         90,938
  2,000   Manor Care Inc........................         58,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
NATIONS EQUITY INDEX FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                  MAY 31, 1995 (UNAUDITED)

                                                      VALUE
SHARES                                               (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
          DIVERSIFIED HEALTHCARE -- (CONTINUED)
  6,400   National Medical Enterprises Inc......   $    106,400
  3,599   Pall Corporation......................         79,177
  4,900   United Healthcare Corporation.........        182,525
  5,100   U.S. Healthcare Inc...................        158,419
                                                   ------------
                                                      1,324,557
                                                   ------------
          DRUGS -- 4.1%
  2,000   ALZA Corporation+.....................         41,750
  9,300   American Home Products Corporation....        684,712
  4,000   Amgen Inc.+...........................        290,000
  9,000   Lilly (Eli) & Company.................        671,625
 38,900   Merck & Company Inc...................      1,833,163
  9,600   Pfizer Inc............................        846,000
  5,800   Schering-Plough Corporation...........        456,750
  5,200   Upjohn Company........................        189,150
  4,100   Warner Lambert Company................        339,787
                                                   ------------
                                                      5,352,937
                                                   ------------
          DRUGS -- MEDICAL SUPPLIES -- 2.5%
 25,200   Abbott Laboratories...................      1,008,000
  2,200   Allergan Inc..........................         58,575
  1,600   Bard (C.R.) Inc.......................         47,200
  1,800   Bausch & Lomb Inc.....................         73,125
  8,800   Baxter International Inc..............        306,900
  2,300   Becton Dickinson & Company............        132,250
  3,000   Biomet Inc.+..........................         44,625
  4,500   Boston Scientific Corporation+........        129,375
 15,640   Bristol-Myers Squibb..................      1,038,105
  3,500   Medtronic Inc.........................        263,375
  1,300   St. Jude Medical Inc..................         58,825
  1,800   United States Surgical Corporation....         37,125
                                                   ------------
                                                      3,197,480
                                                   ------------
          ELECTRIC
          UTILITIES -- NON-NUCLEAR -- 4.0%
  6,200   American Electric Power Inc...........        212,350
  4,400   Baltimore Gas & Electric Company......        114,400
  4,600   Carolina Power & Light Company........        137,425
  5,900   Central & South West Corporation......        151,925
  3,643   CINergy Corporation...................         96,995
  7,400   Consolidated Edison Company
            New York Inc........................        221,075
  4,800   Dominion Resources Inc................        178,200
  6,500   Duke Power Company....................        271,375
  7,600   Entergy Corporation, New..............        188,100
  5,400   FPL Group Inc.........................        211,950
  3,700   General Public Utilities
            Corporation.........................        111,000
 30,200   GTE Corporation.......................      1,007,925
  5,000   Niagara Mohawk Power Corporation......         73,750
  1,700   Nicor Inc.............................         45,262
  2,000   Northern States Power Corporation.....         94,750
  4,800   Ohio Edison Company...................        105,000
 14,000   Pacific Gas & Electric Company........        406,000
  8,600   PacifiCorp............................        169,850
  7,100   PECO Energy Company...................        199,688
 14,000   SCEcorp...............................        243,250
 20,300   Southern Company......................        449,138
  6,800   Texas Utilities Company...............        245,650
  6,800   Unicom Corporation....................        185,300
  2,800   Union Electric Company................        106,050
                                                   ------------
                                                      5,226,408
                                                   ------------

          ELECTRIC UTILITIES -- NUCLEAR -- 0.2%
  4,800   Detroit Edison Company................        144,600
  3,700   Houston Industries Inc................        159,563
                                                   ------------
                                                        304,163
                                                   ------------
          ELECTRICAL EQUIPMENT -- 4.0%
  3,200   Advanced Micro Devices Inc.+..........        105,200
  3,500   Cooper Industries Inc.................        129,500
  7,100   Emerson Electric Company..............        488,125
 52,900   General Electric Company..............      3,068,200
  1,200   General Signal Corporation............         44,400
  1,000   Johnson Controls Inc..................         57,250
    800   JWP Inc...............................              0
  6,400   Micron Technology, Inc................        285,600
 13,200   Minnesota Mining & Manufacturing
            Company.............................        790,350
  1,800   Scientific Atlanta Inc................         33,525
  1,200   Tektronix Inc.........................         55,200
  1,400   Teledyne Inc..........................         34,125
 11,000   Westinghouse Electric Corporation.....        159,500
                                                   ------------
                                                      5,250,975
                                                   ------------
          ELECTRONIC COMPONENTS -- 2.8%
  2,900   Amdahl Corporation....................         37,700
  6,600   AMP Inc...............................        281,325
  2,700   Applied Materials Inc.+...............        207,900
  1,400   E.G. & G. Inc.........................         25,375
  1,400   Grainger (W.W.) Inc...................         83,825
 12,700   Intel Corporation.....................      1,425,575
 18,100   Motorola, Inc.........................      1,083,736
  3,700   National Semiconductor Corporation+...         92,500
  2,859   Texas Instruments Inc.................        330,571
    400   Thomas & Betts Corporation............         26,950
    500   Zenith Electronics Corporation+.......          3,875
                                                   ------------
                                                      3,599,332
                                                   ------------
          ENGINEERING AND CONSTRUCTION -- 0.2%
  2,800   Fluor Corporation.....................        138,600
  3,400   Halliburton Company...................        132,600
                                                   ------------
                                                        271,200
                                                   ------------
          FINANCE -- SERVICES -- 2.5%
 15,300   American Express Company..............        545,063
  1,700   Beneficial Corporation................         75,650
  5,168   Dean Witter, Discover & Company.......        246,126
  3,300   Dow Jones & Company Inc...............        120,450
  5,600   Federal Home Loan Mortgage
            Corporation.........................        381,500
  8,300   Federal National Mortgage
            Association.........................        771,900
  2,500   Household International Inc...........        123,438
  7,543   KeyCorp (New).........................        231,003
  5,000   MBNA Corporation......................        168,750
  5,800   Merrill Lynch & Company Inc...........        272,600
 10,200   Norwest Corporation...................        289,425
  2,100   USF&G Corporation.....................         36,225
                                                   ------------
                                                      3,262,130
                                                   ------------
          FOOD -- PACKAGED -- 3.2%
 15,689   Archer-Daniels-Midland Company........        290,246
  7,200   Campbell Soup Company.................        353,700
  7,900   ConAgra Inc...........................        263,663
  4,400   CPC International Inc.................        267,300
    900   Fleming Companies Inc.................         23,288
  4,900   General Mills Inc.....................        254,188
  7,700   Heinz (H.J.) Company..................        348,425
  2,800   Hershey Foods Corporation.............        144,550

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
NATIONS EQUITY INDEX FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                  MAY 31, 1995 (UNAUDITED)

                                                      VALUE
SHARES                                               (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
          FOOD -- PACKAGED -- (CONTINUED)
  6,800   Kellogg Company.......................   $    456,450
  2,400   Pioneer Hi-Bred International.........         94,200
  4,000   Quaker Oats Company...................        139,500
  3,200   Ralston Purina Group..................        160,800
 14,700   Sara Lee Corporation..................        409,762
  6,000   Sysco Corporation.....................        162,750
  5,000   Unilever N.V., ADR....................        636,250
  3,700   Wrigley, (Wm) Jr. Company.............        167,425
                                                   ------------
                                                      4,172,497
                                                   ------------
          HEALTH AND BEAUTY -- 1.8%
    800   Alberto-Culver Company, Class B.......         25,800
  1,800   Avon Products Inc.....................        121,275
  6,800   Gillette Company......................        573,750
  3,400   International Flavors & Fragrances
            Inc.................................        167,450
 19,600   Johnson & Johnson.....................      1,298,500
  4,300   Newell Company........................        106,962
                                                   ------------
                                                      2,293,737
                                                   ------------
          HOUSEHOLD PRODUCTS -- 2.0%
  1,600   Clorox Company........................         95,800
  4,600   Colgate Palmolive Company.............        354,200
  6,400   Corning Inc...........................        204,800
  3,400   Maytag Corporation....................         55,250
 21,300   Procter & Gamble Company..............      1,530,938
  5,100   Rubbermaid Inc........................        162,563
  2,350   Whirlpool Corporation.................        134,244
                                                   ------------
                                                      2,537,795
                                                   ------------
          IMAGING -- 0.0%#
  1,434   Polaroid Corporation..................         52,878
                                                   ------------
          INDUSTRIAL CONGLOMERATES -- 0.9%
  1,500   Alco Standard Corporation.............        107,437
  9,000   AlliedSignal Inc......................        363,375
    800   Ball Corporation......................         26,600
  3,500   Illinois Tool Works Inc...............        174,125
  3,200   ITT Corporation.......................        358,000
  2,100   TRW Inc...............................        165,638
                                                   ------------
                                                      1,195,175
                                                   ------------
          INSURANCE -- 1.3%
    900   Alexander & Alexander Services
            Inc. ...............................         22,838
  2,900   Chubb Corporation.....................        238,888
  2,100   CIGNA Corporation.....................        156,975
  1,200   Jefferson-Pilot Corporation...........         63,300
  1,800   Loews Corporation.....................        213,975
  2,400   Marsh & McLennan Companies Inc. ......        191,100
  3,100   Providian Corporation.................        112,763
  2,800   St. Paul Companies Inc. ..............        142,450
  1,800   Torchmark Corporation.................         71,775
  9,699   Travelers Inc. (New)..................        409,783
                                                   ------------
                                                      1,623,847
                                                   ------------
          JEWELRY -- 0.0%#
  1,400   Jostens, Inc. ........................         28,175
                                                   ------------
          LEISURE -- 1.8%
  1,000   Bally Entertainment Corporation+......         10,375
  3,200   Brunswick Corporation.................         58,800
 16,600   Disney (Walt) Company.................        923,375
  1,200   Fleetwood Enterprises Inc. ...........         24,900
  2,800   Hasbro Inc. ..........................         98,700
  6,920   Mattel, Inc. .........................        173,000
    300   Skyline Corporation...................          5,475
 12,100   Time Warner Inc. .....................        479,463
 11,131   Viacom Inc., Class B+.................        518,983
    200   Zurn Industries Inc. .................          4,025
                                                   ------------
                                                      2,297,096
                                                   ------------
          LIFE AND SPECIALTY INSURANCE -- 1.8%
  3,400   Aetna Life & Casualty Company.........        202,725
  6,400   American General Corporation..........        220,800
  9,837   American International Group, Inc. ...      1,118,959
  2,500   General Re Corporation................        338,438
  3,000   Lincoln National Corporation..........        135,750
  1,900   SAFECO Corporation....................        111,625
  2,300   Transamerica Corporation..............        137,425
  2,200   UNUM Corporation......................         94,050
    800   USLIFE Corporation....................         32,200
                                                   ------------
                                                      2,391,972
                                                   ------------
          LONG DISTANCE -- 2.2%
 48,177   AT&T Corporation......................      2,444,983
 10,500   Sprint Corporation....................        351,750
                                                   ------------
                                                      2,796,733
                                                   ------------
          MEDIA -- 1.3%
  4,700   Capital Cities/ABC Inc. ..............        453,550
  1,800   CBS Inc. .............................        120,600
  4,880   Dun & Bradstreet Corporation..........        258,640
  4,400   Gannett Inc. .........................        235,400
  1,000   Handleman Company.....................         11,625
  2,300   Interpublic Group Companies Inc. .....         84,812
  1,250   King World Productions Inc.+..........         51,875
  1,300   Knight-Ridder Inc. ...................         71,825
  1,300   McGraw-Hill Inc. .....................         96,200
    600   Meredith Corporation..................         15,750
  2,900   New York Times Company, Class A.......         65,613
  4,200   Times Mirror Company..................         97,650
  1,900   Tribune Company.......................        113,288
                                                   ------------
                                                      1,676,828
                                                   ------------
          METALS -- 1.6%
  7,750   Alcan Aluminum Ltd....................        229,594
  5,000   Aluminum Company of America...........        232,500
  2,400   Armco Inc.+...........................         15,300
  1,100   ASARCO Inc. ..........................         31,763
 10,000   Barrick Gold Corporation..............        252,500
  3,300   Bethlehem Steel Corporation+..........         48,675
  2,900   Crown Cork & Seal Inc.+...............        136,300
  2,950   Cyprus Amax Minerals Company..........         78,175
  3,200   Echo Bay Mines Ltd. ..................         28,600
  3,300   Inco Ltd. ............................         82,500
  1,400   Inland Steel Industries Inc. .........         39,375
  2,596   Newmont Mining Corporation............        108,383
  2,700   Nucor Corporation.....................        128,925
  2,300   Phelps Dodge Corporation..............        126,788
  7,500   Placer Dome Inc. .....................        189,375
  1,900   Reynolds Metals Company...............         93,812
  4,507   Santa Fe Pacific Gold Corporation+....        110,422
    900   Timken Company........................         37,913
  2,420   USX-U.S. Steel Group..................         77,440
  2,425   Worthington Industries Inc. ..........         50,622
                                                   ------------
                                                      2,098,962
                                                   ------------
          MONEY CENTER BANKS -- 1.4%
  2,500   Bankers Trust N.Y. Corporation........        156,875
  6,400   Chase Manhattan Corporation...........        296,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
NATIONS EQUITY INDEX FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                  MAY 31, 1995 (UNAUDITED)

                                                      VALUE
SHARES                                               (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
          MONEY CENTER BANKS -- (CONTINUED)
  8,090   Chemical Banking Corporation..........   $    373,151
 12,600   Citicorp..............................        674,100
  3,400   First Chicago Corporation.............        195,075
  5,300   National City Corporation.............        160,988
                                                   ------------
                                                      1,856,189
                                                   ------------
          OIL SERVICES AND EQUIPMENT -- 0.5%
  4,400   Baker Hughes Inc. ....................         99,000
  4,800   Dresser Industries Inc. ..............        109,800
  7,400   Schlumberger Ltd. ....................        481,000
                                                   ------------
                                                        689,800
                                                   ------------
          PAPER AND FOREST PRODUCTS -- 2.0%
  2,200   American Greetings Corporation,
            Class A.............................         62,150
    212   Bassett Furniture Industries Inc. ....          5,724
  1,900   Boise Cascade Corporation.............         62,700
  4,200   Burlington Resources Inc. ............        174,300
  3,100   Champion International Corporation....        143,762
  2,500   Deluxe Corporation....................         79,688
  1,100   Federal Paper Board Inc. .............         35,750
  2,900   Georgia-Pacific Corporation...........        225,475
  1,100   Harland (John H.) Company.............         25,988
    700   Harnischfeger Industries Inc. ........         24,325
  3,900   International Paper Company...........        306,638
  2,750   James River Corporation...............         74,250
  4,900   Kimberly Clark Corporation............        294,000
  3,600   Louisiana Pacific Corporation.........         80,100
  1,600   Mead Corporation......................         86,200
  2,800   Moore Corporation Ltd. ...............         61,250
    900   Potlatch Corporation..................         38,588
  4,600   Scott Paper Company...................        199,525
  2,032   Stone Container Corporation...........         35,560
  1,600   Temple-Inland Inc. ...................         69,200
  2,250   Union Camp Corporation................        116,718
  2,375   Westvaco Corporation..................        101,530
  6,350   Weyerhaeuser Company..................        278,606
                                                   ------------
                                                      2,582,027
                                                   ------------
          PETROLEUM -- DOMESTIC -- 3.0%
  3,000   Amerada Hess Corporation..............        152,250
  1,900   Ashland, Inc. ........................         70,538
 20,100   Chevron Corporation...................        987,413
  1,400   Columbia Gas Systems Inc.+............         42,000
  2,800   Consolidated Natural Gas Company......        111,650
    600   Eastern Enterprises...................         18,000
  7,600   Enron Corporation.....................        277,400
  2,500   ENSERCH Corporation...................         43,438
    600   Helmerich & Payne Inc. ...............         17,925
  4,300   Homestake Mining Company..............         72,563
  1,600   Kerr McGee Corporation................         89,200
  1,000   Louisiana Land & Exploration
            Company.............................         38,750
  1,500   McDermott International Inc. .........         39,375
  4,100   Noram Energy Corporation..............         27,161
 10,000   Occidental Petroleum Corporation......        230,000
    800   ONEOK Inc. ...........................         15,200
  3,000   Oryx Energy Company...................         43,125
  2,500   Pacific Enterprises...................         63,125
  3,800   Panhandle Eastern Corporation.........         95,475
  1,200   Pennzoil Company......................         59,250
  1,000   Peoples Energy Corporation............         26,750
  8,400   Phillips Petroleum Company............        304,500
  7,700   Public Service Enterprise Group.......        229,075
  2,600   Santa Fe Energy Resources.............         25,350
  4,364   Santa Fe Pacific Corporation..........         54,550
  2,900   Sonat Inc. ...........................         95,337
  3,200   Sun Company, Inc. ....................        100,800
  7,300   Unocal Corporation....................        216,263
  8,800   USX-Marathon Group....................        174,900
  1,600   Western Atlas Inc.+...................         72,200
  2,800   Williams Companies Inc. ..............         95,200
                                                   ------------
                                                      3,888,763
                                                   ------------
          PETROLEUM -- INTERNATIONAL -- 7.2%
 15,200   Amoco Corporation.....................      1,039,300
  5,000   Atlantic Richfield Company............        580,625
 17,000   du Pont (E.I.) deNemours & Company....      1,153,875
 38,150   Exxon Corporation.....................      2,722,956
 12,300   Mobil Corporation.....................      1,234,613
 16,400   Royal Dutch Petroleum Company, ADR....      2,078,700
  7,900   Texaco Inc. ..........................        541,150
                                                   ------------
                                                      9,351,219
                                                   ------------
          PLASTICS -- 0.1%
  2,300   Premark International Inc. ...........        114,713
  1,000   Raychem Corporation...................         36,375
                                                   ------------
                                                        151,088
                                                   ------------
          PRODUCER GOODS -- MACHINERY -- 1.2%
  1,000   Briggs & Stratton Corporation.........         35,500
  6,200   Caterpillar Inc. .....................        373,550
    800   Cincinnati Milacron Inc. .............         21,600
    500   Clark Equipment Company+..............         43,000
    900   Crane Company.........................         30,825
  1,800   Cummins Engine Inc. ..................         81,900
  2,800   Deere & Company.......................        242,200
  1,800   Dover Corporation.....................        118,125
  1,100   FMC Corporation, New+.................         70,813
  1,200   Giddings & Lewis Inc. ................         20,850
  3,300   Ingersoll Rand Company................        122,925
    800   Morrison Knudsen Corporation..........          4,400
    200   Nacco Industries Inc., Class A........         12,000
    400   Outboard Marine Corporation...........          8,050
    300   SPX Corporation.......................          3,937
  5,300   Tenneco Inc. .........................        254,400
  1,100   Trinova Corporation...................         37,400
  1,200   Varity Corporation+...................         51,750
                                                   ------------
                                                      1,533,225
                                                   ------------
          REGIONAL BANKS AND THRIFTS -- 3.9%
  3,600   Ahmanson (H.F.) & Company.............         81,900
 11,766   Banc One Corporation..................        408,868
  4,000   Bank of Boston Corporation............        146,000
  6,800   Bank of New York Inc. ................        277,100
 11,792   BankAmerica Corporation...............        616,132
  3,150   Barnett Banks Inc. ...................        156,319
  4,000   Boatmen's Bancshares Inc. ............        130,500
  4,000   CoreStates Financial Corporation......        133,000
  2,600   First Fidelity Bancorporation.........        138,125
  2,800   First Interstate Bancorp..............        235,200
  6,000   First Union Corporation...............        294,000
  5,200   Fleet Financial Group Inc.............        181,350
  1,800   Golden West Financial Corporation.....         88,425
  3,950   Great Western Financial Corporation...         86,406
  4,900   Mellon Bank Corporation...............        209,475
  5,900   Morgan (J.P.) & Company Inc. .........        418,163
  5,750   NBD Bancorp Inc. .....................        189,031

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
NATIONS EQUITY INDEX FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                  MAY 31, 1995 (UNAUDITED)

                                                      VALUE
SHARES                                               (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
          REGIONAL BANKS AND
            THRIFTS -- (CONTINUED)
  7,500   PNC Bank Corporation..................   $    202,500
  3,300   Salomon Inc. .........................        135,300
  3,600   Shawmut National Corporation..........        104,400
  4,100   SunTrust Banks Inc. ..................        237,800
  3,250   U.S. Bancorp..........................         80,031
  6,300   Wachovia Corporation..................        238,613
  1,700   Wells Fargo & Company.................        312,800
                                                   ------------
                                                      5,101,438
                                                   ------------
          RESTAURANTS AND LODGINGS -- 1.0%
  4,900   Darden Restaurants Inc. ..............         53,900
  1,400   Hilton Hotels Corporation.............         93,800
    650   Luby's Cafeterias Inc. ...............         13,242
  3,500   Marriott International Inc............        118,563
 21,700   McDonald's Corporation................        821,888
  2,950   Promus Companies Inc.+................        123,531
  1,400   Ryans Family Steak Houses Inc.+.......          9,800
  1,300   Shoneys Inc.+.........................         14,137
  3,900   Wendy's International Inc. ...........         66,788
                                                   ------------
                                                      1,315,649
                                                   ------------
          RETAIL -- FOOD AND DRUGS -- 0.6%
  8,200   Albertsons Inc. ......................        229,600
  4,300   American Stores Company...............        112,338
  2,200   Bruno's, Inc. ........................         25,438
  1,900   Giant Food Inc., Class A..............         54,625
  1,100   Great Atlantic & Pacific Tea Inc. ....         27,363
  2,800   Kroger Company+.......................         72,800
    400   Longs Drug Stores Corporation.........         14,050
  2,800   Rite Aid Corporation..................         66,500
  2,300   Supervalu Inc. .......................         65,263
  2,200   Winn-Dixie Stores Inc. ...............        126,225
                                                   ------------
                                                        794,202
                                                   ------------
          RETAIL -- MAJOR -- 2.6%
  3,000   Harcourt General Inc. ................        126,375
 12,500   Kmart Corporation.....................        159,375
  1,000   Mercantile Stores Inc. ...............         46,875
  7,200   Penney (J.C.) Inc. ...................        339,300
 11,800   Sears, Roebuck & Company..............        665,225
 69,600   Wal-Mart Stores Inc. .................      1,740,000
  4,100   Walgreen Company......................        197,313
  4,100   Woolworth Corporation.................         63,037
                                                   ------------
                                                      3,337,500
                                                   ------------
          RETAIL -- SPECIALTY -- 1.6%
  3,300   Circuit City Stores Inc. .............         90,750
  2,100   Dayton Hudson Corporation.............        148,838
  3,500   Dillard Department Stores Inc.,
            Class A.............................        100,625
 13,672   Home Depot Inc. ......................        569,096
  4,900   Lowe's Companies Inc. ................        133,525
  7,900   May Department Stores Company.........        310,075
  3,200   Melville Corporation..................        127,200
  2,400   Nordstrom Inc. .......................         99,600
  1,800   Pep Boys - Manny, Moe & Jack..........         50,175
  6,504   Price/Costco Inc.+....................         91,869
  2,000   Tandy Corporation.....................         93,500
  2,200   TJX Companies Inc. ...................         29,425
  9,187   Toys R Us Inc.+.......................        231,972
                                                   ------------
                                                      2,076,650
                                                   ------------

          SERVICES -- 0.1%
  3,000   CUC International Inc.+...............        110,250
  2,450   Service Corporation International.....         70,130
                                                   ------------
                                                        180,380
                                                   ------------
          SOFTWARE AND SERVICES -- 2.7%
  1,800   Autodesk Inc. ........................         66,600
  4,500   Automatic Data Processing Inc. .......        280,125
  2,700   Block (H & R) Inc. ...................         97,538
  1,300   Ceridian Corporation+.................         41,925
  5,100   Computer Associates International
            Inc. ...............................        334,050
  1,800   Computer Sciences Corporation+........         95,400
    700   Cray Research Inc.+...................         16,013
  3,500   First Data Corporation................        202,125
  1,000   Intergraph Corporation+...............         13,500
  1,300   Lotus Development Corporation.........         39,650
 18,000   Microsoft Corporation+................      1,524,375
    900   Millipore Corporation.................         59,063
 11,300   Novell Inc.+..........................        218,231
 13,550   Oracle Systems Corporation+...........        470,863
    700   Shared Medical Systems Corporation....         23,363
  3,300   Tandem Computers Inc.+................         43,725
                                                   ------------
                                                      3,526,546
                                                   ------------
          TELECOMMUNICATION SYSTEMS AND
            SPECIALTY EQUIPMENT -- 1.2%
 14,800   AirTouch Communications+..............        403,300
  5,800   ALLTEL Corporation....................        142,825
  1,275   Andrew Corporation+...................         62,156
      1   Cox Communications Inc., Class A......              6
  3,100   DSC Communications Corporation+.......        114,700
  1,300   Harris Corporation....................         69,063
    200   M/A-Com, Inc.+........................          2,375
 20,000   MCI Communications Corporation........        405,000
  7,800   Northern Telecommunications, Ltd. ....        299,325
                                                   ------------
                                                      1,498,750
                                                   ------------
          TELEPHONE -- BELL REGIONAL -- 2.4%
 13,400   Bell Atlantic Corporation.............        747,050
 15,650   BellSouth Corporation.................        960,519
 13,000   NYNEX Corporation.....................        542,750
 12,900   Pacific Telesis Group.................        345,075
 13,700   US West Inc. .........................        565,125
                                                   ------------
                                                      3,160,519
                                                   ------------
          TELEPHONE -- CABLE AND
            CELLULAR -- 1.7%
 17,000   Ameritech Corporation.................        754,375
  6,850   Comcast Corporation, Class A..........        119,875
 18,600   SBC Communications Inc. ..............        837,000
 18,400   Tele-Communications Inc., Class A+....        388,700
  2,600   Tyco International Ltd. ..............        140,725
                                                   ------------
                                                      2,240,675
                                                   ------------
          TOBACCO -- 1.8%
  5,900   American Brands Inc. .................        238,212
 26,100   Philip Morris Companies Inc. .........      1,902,038
  6,000   UST Inc. .............................        179,250
                                                   ------------
                                                      2,319,500
                                                   ------------
          TRANSPORTATION -- AIRLINES -- 0.3%
  2,400   AMR Corporation+......................        163,800
  1,500   Delta Air Lines Inc...................         97,688

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
NATIONS EQUITY INDEX FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                  MAY 31, 1995 (UNAUDITED)

                                                      VALUE
SHARES                                               (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
          TRANSPORTATION -- AIRLINES -- (CONTINUED)
  3,900   Southwest Airlines Company............   $     86,287
  1,600   USAir Group Inc. .....................         14,200
                                                   ------------
                                                        361,975
                                                   ------------
          TRANSPORTATION -- SURFACE -- 1.2%
  2,800   Burlington Northern Inc. .............        171,150
  2,400   Conrail Inc. .........................        129,600
  1,500   Consolidated Freightways Inc.+........         35,625
  3,200   CSX Corporation.......................        244,000
  2,700   Dial Corporation......................         66,150
  1,600   Federal Express Corporation+..........         95,800
  1,990   Navistar International Corporation+...         30,845
  4,400   Norfolk Southern Corporation..........        301,400
  2,200   Pittston Services Group...............         53,075
  1,100   Roadway Services Inc. ................         51,425
  3,200   Ryder Systems Inc. ...................         81,200
  6,200   Union Pacific Corporation.............        343,325
    800   Yellow Corporation....................         15,200
                                                   ------------
                                                      1,618,795
                                                   ------------
          WASTE MANAGEMENT -- 0.6%
  5,500   Browning-Ferris Industries Inc. ......        195,937
  8,000   Laidlaw Inc., Class B.................         74,000
  1,650   Safety-Kleen Corporation..............         28,050
 15,500   WMX Technologies Inc. ................        422,376
                                                   ------------
                                                        720,363
                                                   ------------
          TOTAL COMMON STOCKS (Cost
            $104,149,336).......................    120,463,896
                                                   ============
          COMMON STOCK RIGHTS -- 0.0%#
            (Cost $0)
     69   Allergan Ligano Retinoid, Rights,
            expire 06/02/1995+..................             60
                                                   ============
          PREFERRED STOCK -- 0.0%#
            (Cost $170)
     14   Teledyne Inc., Series E...............            194
                                                   ============

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
   ------------------------------------------------------------
    U. S. TREASURY BILLS -- 0.5%
$   400,000  5.690% 07/27/1995++................   $    396,459
    200,000  5.570% 08/03/1995++................        198,050
    100,000  5.685% 08/17/1995++................         98,784
                                                   ------------
             TOTAL U.S. TREASURY BILLS (Cost
               $693,293)........................        693,293
                                                   ============
TOTAL SECURITIES
  (Cost $104,842,799)...........................    121,157,443
                                                   ============
REPURCHASE AGREEMENT -- 12.5%
  (Cost $16,229,000)
 16,229,000  Agreement with CS First Boston
               Corporation, 6.050% dated
               05/31/1995 to be repurchased at
               $16,231,727 on 06/01/1995,
               collaterized by, $16,634,858
               market value of U.S. Treasury
               Bonds at 7.625% and 11.750% with
               maturities of 02/15/2025 and
               02/15/2010, respectively.........     16,229,000
                                                   ============
TOTAL INVESTMENTS                         105.9%
  (Cost $121,071,799*)...................           137,386,443
                                                   ============
OTHER ASSETS AND
  LIABILITIES (NET)......................  (5.9)     (7,680,333)
                                          -----    ------------
NET ASSETS............................... 100.0%   $129,706,110
                                          =====    ============

                                                      NET
NUMBER OF                                          UNREALIZED
CONTRACTS                                         APPRECIATION
--------------------------------------------------------------
FUTURES CONTRACTS -- LONG POSITION
    33      S&P 500 Index Futures, June 1995...    $   517,450
                                                   ===========

---------------

 * Aggregate cost for Federal tax purposes.
 + Non-income producing security.
++ Security segregated as collateral for Futures Contracts.
 # Amount represents less than 0.1% of net assets.

ABBREVIATION:

ADR    American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
NATIONS DISCIPLINED EQUITY FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                              MAY 31, 1995 (UNAUDITED)

                                                       VALUE
SHARES                                               (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- 94.9%
          AEROSPACE AND DEFENSE -- 2.3%
 15,500   McDonnell Douglas Corporation..........   $ 1,119,875
                                                    -----------
          APPAREL AND TEXTILE -- 2.2%
 13,500   Nike Inc., Class B.....................     1,064,812
                                                    -----------
          AUTOMOTIVE ACCESSORIES -- 2.4%
 19,200   Eaton Corporation......................     1,173,600
                                                    -----------
          BUSINESS EQUIPMENT AND
            PERIPHERALS -- 4.3%
 10,700   International Business Machines
            Corporation..........................       997,775
 17,400   3Com Corporation+......................     1,113,600
                                                    -----------
                                                      2,111,375
                                                    -----------
          CHEMICALS -- BASIC -- 2.4%
 19,900   Eastman Chemical Company...............     1,194,000
                                                    -----------
          COMPUTER MANUFACTURERS -- 7.0%
 16,400   LSI Logic Corporation+.................     1,102,900
 27,200   Silicon Graphics Inc.+.................     1,057,400
 27,700   Sun Microsystems Inc.+.................     1,246,500
                                                    -----------
                                                      3,406,800
                                                    -----------
          DRUGS -- 2.1%
 36,100   Mylan Labs.............................     1,033,363
                                                    -----------
          DRUGS -- MEDICAL SUPPLIES -- 2.1%
 17,600   Becton Dickinson & Company.............     1,012,000
                                                    -----------
          ELECTRIC UTILITIES --
            NON-NUCLEAR -- 4.5%
 64,100   SCEcorp................................     1,113,737
 39,500   Unicom Corporation.....................     1,076,375
                                                    -----------
                                                      2,190,112
                                                    -----------
          ELECTRICAL EQUIPMENT -- 2.4%
 26,000   Micron Technology, Inc. ...............     1,160,250
                                                    -----------
          ENGINEERING AND CONSTRUCTION -- 2.1%
 26,100   Halliburton Company....................     1,017,900
                                                    -----------
          ENERGY EXPLORATION AND
            PRODUCTION -- 2.5%
 21,700   Parker-Hannifin........................     1,239,613
                                                    -----------
          FINANCE -- SERVICES -- 2.1%
  8,700   UAL Corporation........................     1,000,500
                                                    -----------
          FOOD -- PACKAGED -- 4.6%
 55,600   Archer-Daniels-Midland Company.........     1,028,600
 32,200   IBP Inc. ..............................     1,207,500
                                                    -----------
                                                      2,236,100
                                                    -----------
          HEALTH AND BEAUTY -- 2.2%
 15,900   Johnson & Johnson......................     1,053,375
                                                    -----------
          INDUSTRIAL CONGLOMERATES -- 4.6%
 33,000   Ball Corporation.......................     1,097,250
 14,100   TRW Inc. ..............................     1,112,138
                                                    -----------
                                                      2,209,388
                                                    -----------
          INSURANCE -- 4.4%
 13,900   CIGNA Corporation......................     1,039,025
  9,100   Loews Corporation......................     1,081,763
                                                    -----------
                                                      2,120,788
                                                    -----------
          MEDIA -- 4.9%
 18,500   Belo (A.H.), Class A...................     1,160,875
 12,600   Capital Cities/ABC Inc. ...............     1,215,900
                                                    -----------
                                                      2,376,775
                                                    -----------
          METALS -- 6.4%
 23,200   Aluminum Company of America............     1,078,800
 26,100   Norsk Hydro, A.S., ADR.................     1,076,625
 17,100   Phelps Dodge Corporation...............       942,637
                                                    -----------
                                                      3,098,062
                                                    -----------
          OIL SERVICES AND EQUIPMENT -- 2.2%
 42,100   Lyondell Petrochemical Company.........     1,052,500
                                                    -----------
          PAPER AND FOREST PRODUCTS -- 2.9%
 32,800   Scott Paper Company....................     1,422,700
                                                    -----------
          PETROLEUM -- INTERNATIONAL -- 4.6%
 12,700   British Petroleum, ADS.................     1,084,262
 16,900   duPont (E.I.) deNemours & Company......     1,147,088
                                                    -----------
                                                      2,231,350
                                                    -----------
          PRODUCER GOODS -- MACHINERY -- 2.2%
 23,300   Cummins Engine Inc. ...................     1,060,150
                                                    -----------
          REGIONAL BANKS AND THRIFTS -- 6.4%
 29,900   Bank of Boston Corporation.............     1,091,350
 24,600   Midlantic Corporation..................       931,725
  5,800   Wells Fargo & Company..................     1,067,200
                                                    -----------
                                                      3,090,275
                                                    -----------
          RETAIL -- FOOD AND DRUGS -- 2.3%
 30,800   Safeway Inc.+..........................     1,124,200
                                                    -----------
          TELEPHONE -- BELL REGIONAL -- 2.6%
 50,400   Cincinnati Bell Inc. ..................     1,253,700
                                                    -----------
          TELEPHONE -- CABLE AND CELLULAR -- 2.2%
 23,700   Ameritech Corporation..................     1,051,687
                                                    -----------
          TEXTILES -- 2.0%
 37,800   Wellman Inc. ..........................       949,725
                                                    -----------
          TRANSPORTATION -- SURFACE -- 2.0%
 40,200   Pittston Services Group................       969,825
                                                    -----------
          TOTAL COMMON STOCKS (Cost
            $44,274,036).........................    46,024,800
                                                    ===========

 PRINCIPAL
  AMOUNT
 ---------
REPURCHASE AGREEMENT -- 5.6%
  (Cost $2,721,000)
 $2,721,000 Agreement with CS First
              Boston Corporation, 6.050%
              dated 5/31/1995 to be
              repurchased at $2,721,457
              on 06/01/1995,
              collateralized by,
              $2,789,047 market value of
              U.S. Treasury Bonds at
              7.625% and 11.750% with
              maturities of 02/15/2025
            and 02/15/2010, respectively.........     2,721,000
                                                    ===========
 TOTAL INVESTMENTS
   (Cost $46,995,036*)..................   100.5%    48,745,800
 OTHER ASSETS AND
   LIABILITIES (NET)....................    (0.5)      (242,162)
                                                    -----------
 NET ASSETS.............................   100.0%   $48,503,638
                                           =====    ===========

---------------

* Aggregate cost for Federal tax purposes.
+ Non-income producing security.

ABBREVIATIONS:

ADR    American Depositary Receipt
ADS    American Depositary Share

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES                 MAY 31, 1995 (UNAUDITED)

                                                            NATIONS        NATIONS        NATIONS        NATIONS        NATIONS
                                             NATIONS        CAPITAL        EMERGING       BALANCED        EQUITY      DISCIPLINED
                                              VALUE          GROWTH         GROWTH         ASSETS         INDEX         EQUITY
                                               FUND           FUND           FUND           FUND           FUND          FUND
                                           --------------------------------------------------------------------------------------
ASSETS:
Investments, at value
See accompanying schedules:
  Securities.............................  $898,499,299   $748,899,206   $206,513,454   $208,642,142   $121,157,443   $46,024,800
  Repurchase Agreements..................    83,399,000     93,290,000     26,609,000     30,294,000     16,229,000     2,721,000
                                           ------------   ------------   ------------   ------------   ------------   -----------
    Total Investments....................   981,898,299    842,189,206    233,122,454    238,936,142    137,386,443    48,745,800
Cash.....................................           335            444             22             --            148           175
Variation margin/receivable from broker
  (Note 1)...............................            --             --             --             --        314,425            --
Dividends receivable.....................     3,228,868      1,404,241         66,863        198,151        413,004        83,395
Interest receivable......................        14,016         15,678          4,472      1,019,605          2,727           457
Receivable for Fund shares sold..........     1,915,239      2,847,080        547,474         88,995         51,575       250,640
Receivable from investment adviser.......            --             --             --             --             --        32,018
Receivable for investment securities
  sold...................................            --      4,157,101      8,752,275      5,698,567         57,881            --
Unamortized organization costs
  (Note 6)...............................            --          9,416         11,397          9,409          5,250            --
Prepaid expenses and other assets........         1,134          7,809            629         11,285             --        58,743
                                           ------------   ------------   ------------   ------------   ------------   -----------
    Total Assets.........................   987,057,891    850,630,975    242,505,586    245,962,154    138,231,453    49,171,228
                                           ------------   ------------   ------------   ------------   ------------   -----------
LIABILITIES:
Payable for Fund shares redeemed.........     3,065,144     15,922,935         39,352             --      8,099,888       655,297
Payable for investment securities
  purchased..............................     8,266,417      3,962,278      4,812,030     17,723,591        375,047            --
Investment advisory fee payable
  (Note 2)...............................       606,287        323,343        149,191        138,890         11,319            --
Administration fee payable (Note 2)......        81,475         70,703         19,892         18,519         11,319         3,235
Transfer agent fee payable (Note 2)......        23,470         23,934         21,962         14,946            550           726
Custodian fees payable (Note 2)..........        10,475          9,759          3,789          3,668          7,539         3,389
Shareholder servicing and distribution
  fees payable
  (Note 3)...............................        44,746         28,755         18,501         35,620             --           608
Accrued Trustees' fees and expenses
  (Note 2)...............................         3,691          3,203            901            839            513           147
Due to custodian.........................            --             --             --      7,518,123             --            --
Accrued expenses and other payables......        49,545         38,285         50,262         38,030         19,168         4,188
                                           ------------   ------------   ------------   ------------   ------------   -----------
    Total Liabilities....................    12,151,250     20,383,195      5,115,880     25,492,226      8,525,343       667,590
                                           ------------   ------------   ------------   ------------   ------------   -----------
NET ASSETS...............................  $974,906,641   $830,247,780   $237,389,706   $220,469,928   $129,706,110   $48,503,638
                                           ============   ============   ============   ============   ============   ===========
Investments at cost (Note 1).............  $877,414,997   $714,653,658   $210,006,293   $220,154,833   $121,071,799   $46,995,036
                                           ============   ============   ============   ============   ============   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)     MAY 31, 1995 (UNAUDITED)

                                                    NATIONS          NATIONS          NATIONS          NATIONS          NATIONS
                                   NATIONS          CAPITAL          EMERGING         BALANCED          EQUITY        DISCIPLINED
                                    VALUE            GROWTH           GROWTH           ASSETS           INDEX           EQUITY
                                     FUND             FUND             FUND             FUND             FUND            FUND
                                 ------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Undistributed net investment
  income.......................  $  4,334,680     $  1,805,285     $     11,863     $  1,181,027     $    691,265     $    94,960
Accumulated net realized
  gain/(loss) on securities and
  futures contracts. ..........     4,008,946       24,931,374        6,352,331        3,910,136       (1,252,815)        414,808
Net unrealized appreciation on
  securities and futures
  contracts....................   104,483,302      127,535,548       23,116,161       18,781,309       16,832,094       1,750,764
Paid-in capital................   862,079,713      675,975,573      207,909,351      196,597,456      113,435,566      46,243,106
                                 ------------     ------------     ------------     ------------     ------------     -----------
                                 $974,906,641     $830,247,780     $237,389,706     $220,469,928     $129,706,110     $48,503,638
                                 ============     ============     ============     ============     ============     ===========
NET ASSETS:
Trust A Shares.................  $872,043,770     $783,103,243     $210,202,654     $157,580,500     $129,706,110     $47,076,811
                                 ============     ============     ============     ============     ============     ===========
Investor A Shares..............  $ 40,060,898     $ 13,368,633     $  4,211,853     $  5,006,422               --     $   501,962
                                 ============     ============     ============     ============     ============     ===========
Investor C Shares..............  $  3,570,559     $  2,921,044     $    648,996     $    797,858               --     $     7,149
                                 ============     ============     ============     ============     ============     ===========
Investor N Shares..............  $ 59,231,414     $ 30,854,860     $ 22,326,203     $ 57,085,148               --     $   917,716
                                 ============     ============     ============     ============     ============     ===========
SHARES OUTSTANDING:
Trust A Shares.................    60,434,207       63,392,253       17,536,781       13,612,568       11,366,708       3,247,155
                                 ============     ============     ============     ============     ============     ===========
Investor A Shares..............     2,776,324        1,083,852          353,552          432,966               --          34,664
                                 ============     ============     ============     ============     ============     ===========
Investor C Shares..............       249,162          238,551           55,460           69,272               --             495
                                 ============     ============     ============     ============     ============     ===========
Investor N Shares..............     4,119,066        2,511,811        1,900,131        4,947,158               --          63,777
                                 ============     ============     ============     ============     ============     ===========
TRUST A SHARES:
Net asset value, offering price
  and redemption price per
  share........................        $14.43           $12.35           $11.99           $11.58           $11.41          $14.50
                                       ======           ======           ======           ======           ======          ======
INVESTOR A SHARES:
Net asset value and redemption
  price per share..............        $14.43           $12.33           $11.91           $11.56               --          $14.48
                                       ======           ======           ======           ======           ======          ======
  Maximum sales charge.........          5.75%            5.75%            5.75%            5.75%              --            5.75%
  Maximum offering price per
    share......................        $15.31           $13.08           $12.64           $12.27               --          $15.36
                                       ======           ======           ======           ======           ======          ======
INVESTOR C SHARES:
Net asset value per share*.....        $14.33           $12.24           $11.70           $11.52               --          $14.44
                                       ======           ======           ======           ======           ======          ======
INVESTOR N SHARES:
Net asset value per share*.....        $14.38           $12.28           $11.75           $11.54               --          $14.39
                                       ======           ======           ======           ======           ======          ======

---------------

* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 1995 (UNAUDITED)

                                                                NATIONS       NATIONS       NATIONS       NATIONS       NATIONS
                                                 NATIONS        CAPITAL      EMERGING      BALANCED       EQUITY      DISCIPLINED
                                                  VALUE         GROWTH        GROWTH        ASSETS         INDEX        EQUITY
                                                   FUND          FUND          FUND          FUND          FUND          FUND
                                               ----------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes
  of $1,463, $17,824, $2,763, $0, $12,246 and
  $0, respectively)..........................  $ 11,883,214   $ 5,463,079   $   382,267   $   815,270   $ 1,562,240   $  115,791
Interest.....................................     1,786,715     2,073,453       776,705     3,549,040       271,440       67,774
                                               ------------   -----------   -----------   -----------   -----------   -----------
        Total investment income..............    13,669,929     7,536,532     1,158,972     4,364,310     1,833,680      183,565
                                               ------------   -----------   -----------   -----------   -----------   -----------
EXPENSES:
Investment advisory fee (Note 2).............     3,306,377     2,906,437       806,744       797,829       302,740       11,929
Sub-advisory fee (Note 2)....................            --            --            --            --            --       47,718
Administration fee (Note 2)..................       444,230       387,525       107,566       106,377        60,548        7,953
Registration and filing fees.................         4,254        51,938            --         1,954        34,679       32,233
Transfer agent fees (Note 2).................       206,908       212,287        61,978        73,892         3,300        2,360
Custodian fees (Note 2)......................        63,344        56,795        22,590        22,213        29,328       14,013
Legal and audit fees.........................        18,140        79,123        30,026        17,159        10,843        7,452
Trustees' fees and expenses (Note 2).........         7,854         7,092         2,068         1,718         1,079          203
Amortization of organization costs
  (Note 6)...................................            --         2,018         2,280         2,016           750           --
Other........................................           823        60,174        19,280        32,474        12,336        7,212
                                               ------------   -----------   -----------   -----------   -----------   -----------
        Subtotal.............................     4,051,930     3,763,389     1,052,532     1,055,632       455,603      131,073
Shareholder servicing and distribution fee
  (Note 3):
    Investor A shares........................        46,216        14,614         4,278         5,859            --          129
    Investor C shares........................        16,228        13,001         3,092         4,023            --           --
    Investor N shares........................       183,889       132,352        93,431       196,482            --        1,600
Fees waived by investment adviser and
  administrators and expenses reimbursed by
  investment adviser (Note 2)................       (17,023)     (217,683)       (6,224)       (3,017)     (243,968)     (56,438 )
                                               ------------   -----------   -----------   -----------   -----------   -----------
        Total expenses.......................     4,281,240     3,705,673     1,147,109     1,258,979       211,635       76,364
                                               ------------   -----------   -----------   -----------   -----------   -----------
NET INVESTMENT INCOME........................     9,388,689     3,830,859        11,863     3,105,331     1,622,045      107,201
                                               ------------   -----------   -----------   -----------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS (NOTES 1 AND 4):
Net realized gain/(loss) on investments:
    Securities...............................     6,056,426    25,214,562     6,621,247     5,121,043    (1,507,588)     828,202
    Futures contracts........................            --            --            --            --       694,954           --
Net change in unrealized
  appreciation/depreciation of investments:
    Securities...............................   137,592,341    69,108,951    12,524,635    17,520,286    19,487,379    1,309,712
    Futures contracts........................            --            --            --            --       693,125           --
Net realized and unrealized gain on
  investments................................   143,648,767    94,323,513    19,145,882    22,641,329    19,367,870    2,137,914
                                               ------------   -----------   -----------   -----------   -----------   -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS............................  $153,037,456   $98,154,372   $19,157,745   $25,746,660   $20,989,915   $2,245,115
                                               ============   ===========   ===========   ===========   ===========   ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED MAY 31, 1995 (UNAUDITED)

                                                    NATIONS          NATIONS          NATIONS          NATIONS          NATIONS
                                   NATIONS          CAPITAL          EMERGING         BALANCED          EQUITY        DISCIPLINED
                                    VALUE            GROWTH           GROWTH           ASSETS           INDEX           EQUITY
                                     FUND             FUND             FUND             FUND             FUND            FUND
                                 ------------------------------------------------------------------------------------------------
Net investment income..........  $  9,388,689     $  3,830,859     $     11,863     $  3,105,331     $  1,622,045     $   107,201
Net realized gain/(loss) on
  securities and futures
  contracts....................     6,056,426       25,214,562        6,621,247        5,121,043         (812,634)        828,202
Change in unrealized
  appreciation/depreciation
  on securities and futures
  contracts....................   137,592,341       69,108,951       12,524,635       17,520,286       20,180,504       1,309,712
                                 ------------     ------------     ------------     ------------     ------------     -----------
Net increase in net assets
  resulting from operations....   153,037,456       98,154,372       19,157,745       25,746,660       20,989,915       2,245,115
Distributions to shareholders
  from net investment income:
    Trust A Shares.............    (8,344,881)      (3,429,103)              --       (2,074,911)      (1,568,914)        (12,084)
    Investor A Shares..........      (333,597)         (40,277)              --          (56,100)              --            (157)
    Investor C Shares..........       (17,978)              --               --           (5,991)              --              --
    Investor N Shares..........      (323,041)              --               --         (492,432)              --              --
Distributions to shareholders
  from net realized gain on
  investments:
    Trust A Shares.............   (41,049,376)     (16,868,479)      (6,438,849)        (310,575)      (1,600,973)             --
    Investor A Shares..........    (1,840,132)        (256,975)        (114,779)          (9,212)              --              --
    Investor C Shares..........      (155,670)         (56,236)         (19,503)          (1,861)              --              --
    Investor N Shares..........    (2,225,890)        (556,449)        (574,543)        (102,838)              --              --
Net increase/(decrease) in net
  assets from:
    Trust A transactions.......   (15,956,046)      (7,557,567)      17,001,563      (21,106,742)     (11,260,672)     34,969,023
    Investor A transactions....       440,011        1,147,295          792,983         (375,326)              --         218,919
    Investor C transactions....       211,642          264,923           73,628         (236,661)              --           7,010
    Investor N transactions....    10,763,296        4,509,370        5,368,704       (1,455,672)              --         699,259
                                 ------------     ------------     ------------     ------------     ------------     -----------
Net increase/(decrease) in net
  assets.......................    94,205,794       75,310,874       35,246,949         (481,661)       6,559,356      38,127,085
NET ASSETS:
Beginning of period............   880,700,847      754,936,906      202,142,757      220,951,589      123,146,754      10,376,553
                                 ------------     ------------     ------------     ------------     ------------     -----------
End of period (including
  undistributed net investment
  income of $4,334,680,
  $1,805,285, $11,863,
  $1,181,027, $691,265 and
  $94,960, respectively).......  $974,906,641     $830,247,780     $237,389,706     $220,469,928     $129,706,110     $48,503,638
                                 ============     ============     ============     ============     ============     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED NOVEMBER 30, 1994

                                                    NATIONS          NATIONS          NATIONS          NATIONS          NATIONS
                                   NATIONS          CAPITAL          EMERGING         BALANCED          EQUITY        DISCIPLINED
                                    VALUE            GROWTH           GROWTH           ASSETS           INDEX           EQUITY
                                     FUND             FUND             FUND             FUND            FUND*           FUND**
                                 ------------------------------------------------------------------------------------------------
Net investment income/(loss)...  $ 15,905,183     $  5,874,211     $   (602,199)    $  5,186,951     $  2,704,429     $     6,240
Net realized gain/(loss) on
  securities and futures
  contracts....................    44,428,639       20,667,121        7,614,329        2,124,345        1,160,792        (413,394)
Change in unrealized
  appreciation/
  depreciation on securities
  and futures contracts........   (68,927,667)     (15,641,309)       2,098,503      (12,250,587)      (3,348,410)        441,052
                                 ------------     ------------     ------------     ------------     ------------     -----------
Net increase/(decrease) in net
  assets resulting from
  operations...................    (8,593,845)      10,900,023        9,110,633       (4,939,291)         516,811          33,898
Distributions to shareholders
  from net investment income:
    Trust A Shares.............   (13,766,977)      (5,028,665)              --       (4,292,175)      (2,066,295)         (6,113)
    Investor A Shares..........      (517,366)         (58,336)              --         (107,313)              --            (116)
    Investor C Shares..........       (24,215)              --               --          (15,801)              --              --
    Investor N Shares..........      (309,175)              --               --         (769,113)              --             (11)
Distributions to shareholders
  from net realized gain on
  investments:
    Trust A Shares.............   (28,230,888)        (235,983)      (1,722,720)              --               --              --
    Investor A Shares..........    (1,320,383)          (4,039)         (27,035)              --               --              --
    Investor C Shares..........      (119,312)          (1,055)          (6,038)              --               --              --
    Investor N Shares..........      (467,946)          (3,860)         (52,823)              --               --              --
Return of capital (Note 1):
    Trust A Shares.............            --               --               --               --               --          (3,133)
    Investor A Shares..........            --               --               --               --               --             (60)
    Investor C Shares..........            --               --               --               --               --              --
    Investor N Shares..........            --               --               --               --               --              (6)
Net increase/(decrease) in net
  assets from:
    Trust A transactions.......   141,823,408       65,765,165       54,250,065       (8,681,327)     124,696,238       1,818,607
    Investor A transactions....     4,789,875         (304,011)       1,052,641          (90,193)              --         111,006
    Investor C transactions....       173,989         (575,658)          47,602         (198,022)              --              --
    Investor N transactions....    34,026,771       14,210,525       12,051,030       27,406,781               --         178,688
                                 ------------     ------------     ------------     ------------     ------------     -----------
Net increase in net assets.....   127,463,936       84,664,106       74,703,355        8,313,546      123,146,754       2,132,760
NET ASSETS:
Beginning of year..............   753,236,911      670,272,800      127,439,402      212,638,043               --       8,243,793
                                 ------------     ------------     ------------     ------------     ------------     -----------
End of year (including
  undistributed net investment
  income of $3,965,488,
  $1,443,806, $0, $705,130,
  $638,134 and $0,
  respectively)................  $880,700,847     $754,936,906     $202,142,757     $220,951,589     $123,146,754     $10,376,553
                                 ============     ============     ============     ============     ============     ===========

---------------

 * The Nations Equity Index Fund commenced operations on December 16, 1993.
** The period for the Nations Disciplined Equity Fund reflects operations from April 30, 1994 through November 30, 1994. (Note 9)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY

                                                             NATIONS VALUE FUND
                                    --------------------------------------------------------------------
                                           SIX MONTHS ENDED                       YEAR ENDED
                                       MAY 31, 1995 (UNAUDITED)                NOVEMBER 30, 1994
                                       SHARES           DOLLARS            SHARES            DOLLARS
                                    --------------------------------------------------------------------
TRUST A SHARES:
  Sold............................    8,767,945       $ 114,354,101       24,151,217       $ 330,303,535
  Issued in exchange for
    Class A Shares of The
    Capitol Mutual Funds
    Equity Portfolio..............        --                  --           2,139,143          28,600,342
  Issued as reinvestment
    of dividends..................    1,863,320          22,656,729          373,924           5,070,322
  Redeemed........................  (11,786,818)       (152,966,876)     (16,543,074)       (222,150,791)
                                    -----------       -------------      -----------       -------------
  Net increase/(decrease).........   (1,155,553)      $ (15,956,046)      10,121,210       $ 141,823,408
                                    ===========       =============      ===========       =============
INVESTOR A  SHARES:
  Sold............................      235,019       $   3,083,632          660,750       $   8,920,870
  Issued in exchange for
    Class B Shares of The
    Capitol Mutual Funds
    Equity Portfolio..............        --                  --              19,677             262,688
  Issued as reinvestment
    of dividends..................      173,486           2,113,300          266,697           3,629,175
  Redeemed........................     (361,885)         (4,756,921)        (593,790)         (8,022,858)
                                    -----------       -------------      -----------       -------------
  Net increase/(decrease).........       46,620       $     440,011          353,334       $   4,789,875
                                    ===========       =============      ===========       =============
INVESTOR C SHARES:
  Sold............................       21,021       $     266,903           82,153       $   1,124,360
  Issued as reinvestment
    of dividends..................       14,379             173,477           19,831             268,695
  Redeemed........................      (17,397)           (228,738)         (90,540)         (1,219,066)
                                    -----------       -------------      -----------       -------------
  Net increase/(decrease).........       18,003       $     211,642           11,444       $     173,989
                                    ===========       =============      ===========       =============
INVESTOR N SHARES:
  Sold............................      952,106       $  12,526,903        2,674,590       $  36,038,535
  Issued as reinvestment
    of  dividends.................      205,703           2,494,057          100,887           1,372,747
  Redeemed........................     (324,149)         (4,257,664)        (252,251)         (3,384,511)
                                    -----------       -------------      -----------       -------------
  Net increase/(decrease).........      833,660       $  10,763,296        2,523,226       $  34,026,771
                                    ===========       =============      ===========       =============

                                                         NATIONS CAPITAL GROWTH FUND
                                    --------------------------------------------------------------------
                                           SIX MONTHS ENDED                       YEAR ENDED
                                       MAY 31, 1995 (UNAUDITED)                NOVEMBER 30, 1994
                                       SHARES           DOLLARS            SHARES            DOLLARS
                                    --------------------------------------------------------------------
TRUST A SHARES:
  Sold............................   11,252,902      $  127,636,935       27,082,507       $ 309,813,478
  Issued in exchange for
    Class A Shares of The
    Capitol Mutual Funds
    Equity Portfolio..............         --                  --               --                  --
  Issued as reinvestment
    of dividends..................      347,745           3,816,887           33,231             378,603
  Redeemed........................  (12,135,630)       (139,011,389)     (21,559,659)       (244,426,916)
                                    -----------      --------------      -----------       -------------
  Net increase/(decrease).........     (534,983)     $   (7,557,567)       5,556,079       $  65,765,165
                                    ===========      ==============      ===========       =============
INVESTOR A  SHARES:
  Sold............................      205,177      $    2,373,917          227,329       $   2,590,259
  Issued in exchange for
    Class B Shares of The
    Capitol Mutual Funds
    Equity Portfolio..............         --                  --               --                  --
  Issued as reinvestment
    of dividends..................       27,078             291,679            3,414              39,004
  Redeemed........................     (132,867)         (1,518,301)        (257,065)         (2,933,274)
                                    -----------      --------------      -----------       -------------
  Net increase/(decrease).........       99,388      $    1,147,295          (26,322)      $    (304,011)
                                    ===========      ==============      ===========       =============
INVESTOR C SHARES:
  Sold............................       25,172      $      287,508           18,705       $     214,035
  Issued as reinvestment
    of dividends..................        5,293              56,108               92               1,049
  Redeemed........................       (6,890)            (78,693)         (68,832)           (790,742)
                                    -----------      --------------      -----------       -------------
  Net increase/(decrease).........       23,575      $      264,923          (50,035)      $    (575,658)
                                    ===========      ==============      ===========       =============
INVESTOR N SHARES:
  Sold............................      574,074      $    6,528,739        1,415,969       $  16,069,390
  Issued as reinvestment
    of  dividends.................       50,490             537,215              331               3,783
  Redeemed........................     (224,300)         (2,556,584)        (165,619)         (1,862,648)
                                    -----------      --------------      -----------       -------------
  Net increase/(decrease).........      400,264      $    4,509,370        1,250,681       $  14,210,525
                                    ===========      ==============      ===========       =============



        SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                               NATIONS EMERGING GROWTH FUND
                                                 --------------------------------------------------------
                                                      SIX MONTHS ENDED                 YEAR ENDED
                                                  MAY 31, 1995 (UNAUDITED)         NOVEMBER 30, 1994
                                                   SHARES        DOLLARS         SHARES        DOLLARS
                                                 ---------------------------------------------------------
TRUST A SHARES:
  Sold............................               2,547,982    $ 28,797,331     8,166,260    $ 91,682,920
  Issued in exchange for
    Class A Shares of The
    Capitol Mutual Funds
    Equity Portfolio..............                    --              --            --              --
  Issued as reinvestment
    of dividends..................                 425,966       4,485,418         7,836          87,526
  Redeemed........................              (1,430,995)    (16,281,186)   (3,334,666)    (37,520,381)
                                                ----------    ------------    ----------    ------------
  Net increase/(decrease).........               1,542,953    $ 17,001,563     4,839,430    $ 54,250,065
                                                ==========    ============    ==========    ============
INVESTOR A  SHARES:
  Sold............................                 113,852    $  1,304,388        142,784    $  1,612,909
  Issued in exchange for
    Class B Shares of The
    Capitol Mutual Funds
    Equity Portfolio..............                    --             --             --              --
  Issued as reinvestment
    of dividends..................                  10,673         111,756         2,397          26,701
  Redeemed........................                 (55,794)       (623,161)      (53,510)       (586,969)
                                                ----------     -----------    ----------    ------------
  Net increase/(decrease).........                  68,731    $    792,983        91,671    $  1,052,641
                                                ==========    ============    ==========    ============
INVESTOR C SHARES:
  Sold............................                  11,509    $    123,851        13,151    $    142,722
  Issued as reinvestment
    of dividends..................                   1,887          19,492           543           6,007
  Redeemed........................                  (6,280)        (69,715)       (8,860)       (101,127)
                                                ----------    ------------    ----------    ------------
  Net increase/(decrease).........                   7,116    $     73,628         4,834    $     47,602
                                                ==========    ============    ==========    ============
INVESTOR N SHARES:
  Sold............................                 580,446    $  6,457,360     1,154,104    $ 12,845,956
  Issued as reinvestment
    of  dividends.................                  53,315         552,848         4,623          51,365
  Redeemed........................                (148,392)     (1,641,504)      (76,006)       (846,291)
                                                ----------    ------------    ----------    ------------
  Net increase/(decrease).........                 485,369    $  5,368,704     1,082,721    $ 12,051,030
                                                ==========    ============    ==========    ============

                                                               NATIONS BALANCED ASSETS FUND
                                                 --------------------------------------------------------
                                                      SIX MONTHS ENDED                 YEAR ENDED
                                                  MAY 31, 1995 (UNAUDITED)         NOVEMBER 30, 1994
                                                   SHARES        DOLLARS         SHARES        DOLLARS
                                                 ---------------------------------------------------------
TRUST A SHARES:
  Sold............................               2,174,643    $ 23,463,642     8,751,677   $  94,454,382
  Issued in exchange for
    Class A Shares of The
    Capitol Mutual Funds
    Equity Portfolio..............                    --              --            --              --
  Issued as reinvestment
    of dividends..................                 146,782       1,574,152       150,747       1,604,956
  Redeemed........................              (4,247,081)    (46,144,536)   (9,759,219)   (104,740,665)
                                                ----------    ------------    ----------    ------------
  Net increase/(decrease).........               1,925,656    $ 21,106,742      (856,795)   $  8,681,327
                                                ==========    ============    ==========    ============
INVESTOR A  SHARES:
  Sold............................                  35,468    $    383,852       145,010    $  1,578,550
  Issued in exchange for
    Class B Shares of The
    Capitol Mutual Funds
    Equity Portfolio..............                    --             --             --              --
  Issued as reinvestment
    of dividends..................                   5,999          64,102         9,967         106,366
  Redeemed........................                 (76,737)       (823,280)     (164,673)     (1,775,109)
                                                ----------    ------------    ----------    ------------
  Net increase/(decrease).........                 (35,270)   $  (375,326)        (9,696)   $    (90,193)
                                                ==========    ============    ==========    ============
INVESTOR C SHARES:
  Sold............................                     189    $      2,037         3,080    $     33,089
  Issued as reinvestment
    of dividends..................                     707           7,516         1,450          15,444
  Redeemed........................                 (23,302)       (246,214)      (23,352)       (246,555)
                                                ----------    ------------    ----------    ------------
  Net increase/(decrease).........                 (22,406)   $   (236,661)      (18,822)   $   (198,022)
                                                ==========    ============    ==========    ============
INVESTOR N SHARES:
  Sold............................                 349,115    $  3,785,570     3,187,761    $ 34,643,155
  Issued as reinvestment
    of  dividends.................                  53,639         571,806        69,311         735,874
  Redeemed........................                (541,627)     (5,813,048)     (750,078)     (7,972,248)
                                                ----------    ------------    ----------    ------------
  Net increase/(decrease).........                (138,873)   $ (1,455,672)    2,506,994    $ 27,406,781
                                                ==========    ============    ==========    ============




                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                   NATIONS EQUITY INDEX FUND
                                    ----------------------------------------------------------
                                         SIX MONTHS ENDED                PERIOD ENDED
                                     MAY 31, 1995 (UNAUDITED)         NOVEMBER 30, 1994*
                                      SHARES        DOLLARS         SHARES         DOLLARS
                                   -----------------------------------------------------------
 TRUST A SHARES:
   Sold..........................    2,913,671    $ 30,664,432     19,980,612    $ 198,737,016
   Issued as reinvestment
     of dividends................      114,804       1,156,372         56,290          554,406
   Redeemed......................   (4,173,003)    (43,081,476)    (7,525,666)     (74,595,184)
                                   -----------    ------------    -----------    -------------
   Net increase/(decrease).......   (1,144,528)   $(11,260,672)    12,511,236    $ 124,696,238
                                   ===========    ============    ===========    =============
 INVESTOR A
   Sold..........................
   Issued as reinvestment
     of dividends................
   Redeemed......................
   Net increase..................





 INVESTOR C SHARES:
   Sold..........................
   Issued as reinvestment
     of dividends................
   Redeeme.......................
   Net increase..................





 INVESTOR N SHARES:
   Sold..........................
   Issued as reinvestment
     of dividends................
   Redeemed......................
   Net increase..................


                                                    NATIONS DISCIPLINED EQUITY FUND
                                      --------------------------------------------------------
                                              SIX MONTHS ENDED              PERIOD ENDED
                                          MAY 31, 1995 (UNAUDITED)       NOVEMBER 30, 1994**
                                          SHARES          DOLLARS      SHARES        DOLLARS
                                      --------------------------------------------------------
 TRUST A
   SHARES:
   Sold..........................        2,883,036      $40,328,865    245,701     $ 3,008,180
   Issued as reinvestment
     of dividends................              546            7,291        446           5,571
   Redeemed......................         (397,121)      (5,367,133)   (92,387)     (1,195,144)
                                         ---------      -----------    -------     -----------
   Net increase/(decrease).......        2,486,461      $34,969,023    153,760     $ 1,818,607
                                         =========      ===========    =======     ===========
 INVESTOR A
   Sold..........................           18,736      $   264,459      8,031     $   124,695
   Issued as reinvestment
     of dividends................               12              157         14             177
   Redeemed......................           (3,413)         (45,697)    (1,093)        (13,866)
                                         ---------      -----------    -------     -----------
   Net increase..................           15,335      $   218,919      6,952     $   111,006
                                         =========      ===========    =======     ===========
                                                 PERIOD ENDED
                                                  MAY 31, 1995
                                                (UNAUDITED)***
                                             --------------------
 INVESTOR C SHARES:
   Sold..........................              495       $7,010
   Issued as reinvestment
     of dividends................               --           --
   Redeeme.......................               --           --
   Net increase..................              ---       ------
                                               495       $7,010
                                               ===       ======

                                               SIX MONTHS ENDED
                                                 MAY 31, 1995                 PERIOD ENDED
                                                  (UNAUDITED)             NOVEMBER 30, 1994****
                                            -----------------------       --------------------
 INVESTOR N SHARES:
   Sold..........................           53,450         $743,464      13,625        $178,688
   Issued as reinvestment
     of dividends................               --               --          --              --
   Redeemed......................           (3,298)         (44,205)         --              --
                                            ------         --------      ------        --------
   Net increase..................           50,152         $699,259      13,625        $178,688
                                            ======         ========      ======        ========

---------------

   * The Nations Equity Index Funds Trust A Shares commenced operations on December 16, 1993.

  ** This period reflects operations from April 30, 1994 through November 30,
     1994. (Note 9)

 *** The Nations Disciplined Equity Fund Investor C Shares Commenced operations on May 10, 1995.

**** The Nations Disciplined Equity Fund Investor N Shares Commenced operations on May 20, 1994.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                      (This Page Intentionally Left Blank)

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                           TRUST A SHARES
                                    ---------------------------------------------------------------------------------------------
                                    SIX MONTHS
                                      ENDED          YEAR         YEAR         YEAR          YEAR          YEAR          PERIOD
                                     05/31/95       ENDED        ENDED        ENDED         ENDED         ENDED          ENDED
                                    (UNAUDITED)    11/30/94     11/30/93     11/30/92      11/30/91      11/30/90      11/30/89*#
                                    ---------------------------------------------------------------------------------------------
NATIONS VALUE FUND
Operating performance:
Net asset value, beginning of
  period...........................  $  12.98      $  13.74     $  12.45     $  11.16      $  9.71       $ 10.04         $10.00
                                     --------      --------     --------     --------      -------       -------         ------
Net investment income..............      0.14          0.24         0.24         0.28         0.34          0.35           0.08
Net realized and unrealized
  gain/(loss) on investments.......      2.12         (0.23)        1.38         1.57         1.47         (0.36)         (0.04)
                                     --------      --------     --------     --------      -------       -------         ------
Net increase/(decrease) in net
  assets resulting from investment
  operations.......................      2.26          0.01         1.62         1.85         1.81         (0.01)          0.04
Distributions:
Dividends from net investment
  income...........................     (0.14)        (0.23)       (0.24)       (0.27)       (0.36)        (0.32)            --
Distributions from net realized
  capital gains....................     (0.67)        (0.54)       (0.09)       (0.29)          --            --             --
                                     --------      --------     --------     --------      -------       -------         ------
Total distributions................     (0.81)        (0.77)       (0.33)       (0.56)       (0.36)        (0.32)            --
                                     --------      --------     --------     --------      -------       -------         ------
Net asset value, end of period.....  $  14.43      $  12.98     $  13.74     $  12.45      $ 11.16       $  9.71         $10.04
                                     ========      ========     ========     ========      =======       =======         ======
Total return++.....................     18.64%        (0.08)%      13.19%       17.00%+++    18.79%+++     (0.16)%+++      0.40%+++
                                     ========      ========     ========     ========      =======       =======         ======
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)...........................  $872,044      $799,743     $707,185     $282,138      $82,360       $19,769         $5,161
Ratio of operating expenses to
  average net assets...............      0.91%+        0.93%        0.96%        0.90%        0.53%         0.21%          0.49%+
Ratio of net investment income to
  average net assets...............      2.17%+        1.85%        1.98%        2.31%        3.33%         4.19%          4.41%+
Portfolio turnover rate............        36%           75%          64%          60%          51%           24%            --
Ratio of operating expenses to
  average net assets before fee
  waivers and/or expense
  reimbursements...................      0.91%+        0.93%        0.97%        0.97%        0.99%         1.11%          1.41%+
Net investment income per share
  before fee waivers and/or
  expense reimbursements...........  $   0.14      $   0.24     $   0.24     $   0.27      $  0.30       $  0.26         $ 0.06

---------------
  * The Nations Value Fund Trust A, Investor A, Investor C Shares and Investor N Shares commenced operations on September 19, 1989, December 6, 1989, June 17, 1992 and June 7, 1993, respectively.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
 +++ Unaudited.
   # Per share numbers have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed method did not accord with the results of operations.

                                                                                             TRUST A SHARES
                                                                        --------------------------------------------------------
                                                                        SIX MONTHS
                                                                          ENDED            YEAR           YEAR          PERIOD
                                                                         05/31/95         ENDED          ENDED           ENDED
                                                                        (UNAUDITED)      11/30/94       11/30/93       11/30/92
                                                                        --------------------------------------------------------
NATIONS CAPITAL GROWTH FUND
Operating performance:
Net asset value, beginning of period.................................    $  11.23        $  11.08       $  10.68       $  10.00
                                                                         --------        --------       --------       --------
Net investment income/(loss).........................................        0.06            0.09           0.09           0.02
Net realized and unrealized gain on investments......................        1.37            0.14           0.42           0.66 ##
                                                                         --------        --------       --------       --------
Net increase in net assets resulting from investment operations......        1.43            0.23           0.51           0.68
Distributions:
Dividends from net investment income.................................       (0.05)          (0.08)         (0.10)            --
Distributions from net realized gains................................       (0.26)          (0.00)(a)      (0.01)            --
                                                                         --------        --------       --------       --------
Total distributions..................................................       (0.31)          (0.08)         (0.11)            --
                                                                         --------        --------       --------       --------
Net asset value, end of period.......................................    $  12.35        $  11.23       $  11.08       $  10.68
                                                                         ========        ========       ========       ========
Total return++.......................................................       13.19%           2.14%          4.84%          6.80%+++
                                                                         ========        ========       ========       ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).................................    $783,103        $717,914       $646,661       $728,629
Ratio of operating expenses to average net assets....................        0.91%+          0.90%          0.80%          0.30%+
Ratio of net investment income/(loss) to average net assets..........        1.03%+          0.85%          0.84%          1.33%+
Portfolio turnover rate..............................................          43%             56%            81%             7%
Ratio of operating expenses to average net assets before fee
  waivers............................................................        0.97%+          0.91%          0.89%          1.05%+
Net investment income/(loss) per share before fee waivers............    $   0.06        $   0.09       $   0.08       $   0.01

---------------

    * The Nations Capital Growth Fund Trust A Shares, Investor A Shares, Investor C Shares and Investor N Shares commenced operations on September 30, 1992, October 2, 1992, October 2, 1992 and June 7, 1993, respectively.
    + Annualized.
   ++ Total return represents aggregate total return for the periods indicated
      and does not reflect any applicable sales charges.
  +++ Unaudited.
   ## The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.
  (a) Value represents less than $0.01 per share.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST

------------------------------------------------------------------------------

   FINANCIAL HIGHLIGHTS (CONTINUED)

                               INVESTOR A SHARES
  ----------------------------------------------------------------------------
  SIX MONTHS
    ENDED          YEAR         YEAR         YEAR         YEAR        PERIOD
   05/31/95       ENDED        ENDED        ENDED        ENDED         ENDED
  (UNAUDITED)    11/30/94     11/30/93     11/30/92     11/30/91     11/30/90*
  ---------------------------------------------------------------------------------
   $  12.98      $ 13.72      $ 12.45      $ 11.16      $  9.71       $ 10.04
   --------      -------      -------      -------      -------       --------
       0.13         0.20         0.22         0.26         0.34          0.35

       2.11        (0.20)        1.35         1.59         1.47         (0.36)
   --------      -------      -------      -------      -------       --------
       2.24         0.00         1.57         1.85         1.81         (0.01)
      (0.12)       (0.20)       (0.21)       (0.27)       (0.36)        (0.32)

      (0.67)       (0.54)       (0.09)       (0.29)          --            --
   --------      -------      -------      -------      -------       --------
      (0.79)       (0.74)       (0.30)       (0.56)       (0.36)        (0.32)
   --------      -------      -------      -------      -------       --------
   $  14.43      $ 12.98      $ 13.72      $ 12.45      $ 11.16       $  9.71
   ========      =======      =======      ========     =======       =======
      18.50%       (0.17)%      12.80%       16.96%+++    18.79%+++     (0.16)%+++
   ========      =======      =======      ========     =======       =======
   $ 40,061      $35,445      $32,607      $24,536      $13,514       $ 7,020
       1.16%+       1.18%        1.21%        1.06%        0.53%         0.21%+
       1.92%+       1.60%        1.73%        2.15%        3.33%         4.19%+
         36%          75%          64%          60%          51%           24%
       1.16%+       1.18%        1.22%        1.15%        0.99%         1.11%+
   $   0.13      $  0.20      $  0.22      $  0.25      $  0.30       $  0.26

           INVESTOR C SHARES                                        INVESTOR N SHARES
  ------------------------------------                    ------------------------------------
  SIX MONTHS                                              SIX MONTHS
    ENDED          YEAR         YEAR         PERIOD         ENDED          YEAR       PERIOD
   05/31/95       ENDED        ENDED          ENDED        05/31/95       ENDED        ENDED
  (UNAUDITED)    11/30/94     11/30/93      11/30/92*     (UNAUDITED)    11/30/94    11/30/93*
  ------------------------------------    ----------------------------------------------------
    $12.90        $13.64       $12.41        $ 11.63       $  12.94      $ 13.71      $ 13.08
    ------        ------       ------        -------       --------      -------      -------
      0.08          0.12         0.13           0.07           0.10         0.15         0.11

      2.10         (0.22)        1.32           0.78           2.10        (0.2 )        0.63
    ------        ------       ------        -------       --------      -------      -------
      2.18         (0.10)        1.45           0.85           2.20        (0.07)        0.74
     (0.08)        (0.10)       (0.13)         (0.07)         (0.09)       (0.16)       (0.11)
     (0.67)        (0.54)       (0.09)            --          (0.67)       (0.54 )         --
    ------        ------       ------        -------       --------      -------      -------
     (0.75)        (0.64)       (0.22)         (0.07)         (0.76)         (0.70 )    (0.11)
    ------        ------       ------        -------       --------      -------      -------
    $14.33        $12.90       $13.64        $ 12.41       $  14.38      $ 12.94      $ 13.71
    ======        ======       ======        =======       ========      =======      =======
     18.03%        (0.92)%      11.85%          7.33%+++      18.20%       (0.69)%       5.65%
    ======        ======       ======        =======       ========      =======      =======
    $3,571        $2,983       $2,997        $ 1,286       $ 59,231      $42,530      $10,449
      1.91%+        1.93%        1.96%         1.98%+         1.66%+       1.68%        1.71%+
      1.17%+        0.85%        0.98%         1.22%+         1.42%+       1.10%        1.23%+
        36%           75%          64%           60%            36%          75%          64%
      1.91%+        1.93%        1.97%         1.98%+         1.66%+       1.68%        1.72%+
    $ 0.08        $ 0.12       $ 0.13       $  0.07       $   0.10      $  0.15      $  0.11



                    INVESTOR A SHARES                                      INVESTOR C SHARES
    --------------------------------------------------     --------------------------------------------------
    SIX MONTHS                                             SIX MONTHS
      ENDED          YEAR         YEAR        PERIOD         ENDED          YEAR         YEAR        PERIOD
     05/31/95       ENDED        ENDED         ENDED        05/31/95       ENDED        ENDED         ENDED
    (UNAUDITED)    11/30/94     11/30/93     11/30/92*     (UNAUDITED)    11/30/94     11/30/93     11/30/92*
    ------------------------------------------------------------------------------------------------------------
     $  11.21      $ 11.06      $ 10.67       $ 10.00        $11.14        $11.01       $10.67       $ 10.00
     --------      -------      -------       -------        ------        ------       ------       -------
         0.04         0.07         0.07          0.01          0.01         (0.02)        0.00(a)       0.00(a)
         1.38         0.14         0.41          0.66##        1.35          0.15         0.38          0.67##
     --------      -------      -------       -------        ------        ------       ------       -------
         1.42         0.21         0.48          0.67          1.36          0.13         0.38          0.67
        (0.04)       (0.06)       (0.08)           --            --            --        (0.03)           --
        (0.26)       (0.00)(a)    (0.01)           --         (0.26)        (0.00)(a)    (0.01)           --
     --------      -------      -------       -------        ------        ------       ------       -------
        (0.30)       (0.06)       (0.09)           --         (0.26)        (0.00)(a)    (0.04)         0.00(a)
     --------      -------      -------       -------        ------        ------       ------       -------
     $  12.33      $ 11.21      $ 11.06       $ 10.67        $12.24        $11.14       $11.01       $ 10.67
     ========      =======      =======      ========      ========       =======       ======       =======
        13.07%        1.93%        4.56%         6.70%+++     12.59%         1.22%        3.61%         6.70%+++
     ========      =======      =======      ========      ========       =======       ======       =======
     $ 13,369      $11,038      $11,182       $ 1,225        $2,921        $2,394       $2,919       $   406
         1.16%+       1.15%        1.05%         0.55%+        1.91%+        1.90%        1.80%         1.30%+
         0.78%+       0.60%        0.59%         1.08%+        0.03%+       (0.15)%      (0.16)%        0.33%+
           43%          56%          81%            7%           43%           56%          81%            7%
         1.22%+       1.16%        1.14%         1.30%+        1.97%+        1.91%        1.89%         2.05%+
     $   0.04      $  0.07      $  0.06       $  0.00(a)     $(0.01)       $(0.02)      $ 0.00(a)    $  0.00(a)



 INVESTOR N
   SHARES
 ----------
 SIX MONTHS
   ENDED                     YEAR        PERIOD
  05/31/95                  ENDED         ENDED
 (UNAUDITED)               11/30/94     11/30/93*
-----------              ------------------------
  $  11.17                 $ 11.05       $ 10.55
  ---------                -------       --------
      0.00(a)                (0.01)        (0.01)
      1.37                    0.13          0.53
  ---------                -------       --------
      1.37                    0.12          0.52
        --                      --         (0.02)
     (0.26)                  (0.00)(a)        --
  ---------                -------       --------
     (0.26)                  (0.00)(a)     (0.02)
  ---------                -------       --------
  $  12.28                 $ 11.17       $ 11.05
  ========                 =======       =======
     12.64%                   1.12%         4.95%
  ========                 =======       =======
  $ 30,855                 $23,591       $ 9,511
      1.91%+                  1.90%         1.80%+
      0.03%+                 (0.15)%       (0.16)%+
        43%                     56%           81%
      1.97%+                  1.91%         1.89%+
  $  (0.03)                $ (0.01)      $ (0.02)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                                     TRUST A SHARES
                                                                                       ------------------------------------------
                                                                                       SIX MONTHS
                                                                                         ENDED            YEAR           PERIOD
                                                                                        05/31/95          ENDED           ENDED
                                                                                       (UNAUDITED)      11/30/94#       11/30/93*
                                                                                       ------------------------------------------
NATIONS EMERGING GROWTH FUND
Operating performance:
Net asset value, beginning of period..................................................  $  11.41        $  10.87        $  10.00
                                                                                        --------        --------        --------
Net investment income/(loss)..........................................................      0.01           (0.03)          (0.01)
Net realized and unrealized gain on investments.......................................      0.97            0.71            0.89
                                                                                        --------        --------        --------
Net increase in net assets resulting from investment operations.......................      0.98            0.68            0.88
Distributions:
Distributions from net realized gains.................................................     (0.40)          (0.14)          (0.01)
                                                                                        --------        --------        --------
Total distributions...................................................................     (0.40)          (0.14)          (0.01)
                                                                                        --------        --------        --------
Net asset value, end of period........................................................  $  11.99        $  11.41        $  10.87
                                                                                        ========        ========        ========
Total return++........................................................................      9.11%           6.26%           8.81%
                                                                                        ========        ========        =========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..................................................  $210,203        $182,459        $121,281
Ratio of operating expenses to average net assets.....................................      0.97%+          1.01%           0.80%+
Ratio of net investment income/(loss) to average net assets...........................      0.10%+         (0.29)%         (0.15)%+
Portfolio turnover rate...............................................................        69%            129%            159%
Ratio of operating expenses to average net assets before fee waivers..................      0.98%+          1.01%           1.01%+
Net investment income/(loss) per share before fee waivers.............................  $   0.00(b)     $  (0.03)       $  (0.03)

---------------

  * The Nations Emerging Growth Fund Trust A Shares, Investor A Shares, Investor C Shares and Investor N Shares commenced operations on December 4, 1992, December 10, 1992, December 18, 1992 and June 7, 1993, respectively.

  + Annualized.

 ++ Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.

   # Per share numbers have been calculated using the monthly average shares method.

                                                                                             TRUST A SHARES
                                                                        --------------------------------------------------------
                                                                        SIX MONTHS
                                                                          ENDED            YEAR           YEAR          PERIOD
                                                                         05/31/95         ENDED          ENDED           ENDED
                                                                        (UNAUDITED)      11/30/94       11/30/93       11/30/92*
                                                                        --------------------------------------------------------
NATIONS BALANCED ASSETS FUND
Operating performance:
Net asset value, beginning of period.................................    $  10.44        $  10.87       $  10.24       $  10.00
                                                                         ---------       --------       --------       --------
Net investment income................................................        0.17            0.25           0.29           0.06
Net realized and unrealized gain/(loss) on investments...............        1.13           (0.43)          0.64           0.18 ##
                                                                         ---------       --------       --------       --------
Net increase/(decrease) in net assets resulting from investment
  operations.........................................................        1.30           (0.18)          0.93           0.24
Distributions:
Dividends from net investment income.................................       (0.14)          (0.25)         (0.30)            --
Distributions from net realized gains................................       (0.02)             --             --             --
                                                                         ---------       --------       --------       --------
Total distributions..................................................       (0.16)          (0.25)         (0.30)            --
                                                                         ---------       --------       --------       --------
Net asset value, end of period.......................................    $  11.58        $  10.44       $  10.87       $  10.24
                                                                         ========        ========        ========      ========
Total return++.......................................................       12.59%          (1.73)%         9.22%          2.40%+++
                                                                         ========        ========        ========      ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).................................    $157,581        $162,215       $178,270       $111,953
Ratio of operating expenses to average net assets....................        0.99%+          0.98%          0.90%          0.30%+
Ratio of net investment income to average net assets.................        3.11%+          2.31%          2.82%          3.85%+
Portfolio turnover rate..............................................         101%            156%            50%            79%
Ratio of operating expenses to average net assets before fee
  waivers............................................................        0.99%+          0.99%          0.97%          1.05%+
Net investment income per share before fee waivers...................    $   0.17        $   0.25       $   0.29       $   0.05

---------------

    * The Nations Balanced Assets Fund Trust A Shares, Investor A Shares, Investor C Shares and Investor N Shares commenced operations on September 30, 1992, October 2, 1992, October 2, 1992 and June 7, 1993, respectively.
    + Annualized.
   ++ Total Return represents aggregate total return for the periods indicated
      and does not reflect any applicable sales charges.
  +++ Unaudited.

   ## The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        INVESTOR A SHARES
                                                                              --------------------------------------
                                                                              SIX MONTHS
                                                                                ENDED          YEAR         PERIOD
                                                                               05/31/95        ENDED         ENDED
                                                                              (UNAUDITED)    11/30/94#     11/30/93*
                                                                              --------------------------------------
NATIONS EMERGING GROWTH FUND
Operating performance:
Net asset value, beginning of period...................................         $11.35        $ 10.85       $  9.87
                                                                                ------        -------       -------
Net investment income/(loss)...........................................           0.00(a)       (0.06)        (0.03)
Net realized and unrealized gain on investments........................           0.96           0.70          1.02
                                                                                ------        -------       -------
Net increase in net assets resulting from investment operations........           0.96           0.64          0.99
Distributions:
Distributions from net realized gains..................................          (0.40)         (0.14)        (0.01)
                                                                                ------        -------       -------
Total distributions....................................................          (0.40)         (0.14)        (0.01)
                                                                                ------        -------       -------
Net asset value, end of period.........................................         $11.91        $ 11.35       $ 10.85
                                                                                ======        =======       =======
Total return++.........................................................           8.98%          5.90%         9.99%
                                                                                ======        =======       =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)...................................         $4,212        $ 3,234       $ 2,095
Ratio of operating expenses to average net assets......................           1.22%+         1.26%         1.05%+
Ratio of net investment income/(loss) to average net assets............          (0.15)%+       (0.54)%       (0.40)%+
Portfolio turnover rate................................................             69%           129%          159%
Ratio of operating expenses to average net assets before fee waivers...           1.23%+         1.26%         1.26%+
Net investment income/(loss) per share before fee waivers..............         $ 0.00(b)     $ (0.06)      $ (0.04)

                                                                                        INVESTOR C SHARES
                                                                              --------------------------------------
                                                                              SIX MONTHS
                                                                                ENDED          YEAR         PERIOD
                                                                               05/31/95        ENDED         ENDED
                                                                              (UNAUDITED)    11/30/94#     11/30/93*
                                                                              --------------------------------------
NATIONS EMERGING GROWTH FUND
Operating performance:
Net asset value, beginning of period...................................         $11.20        $ 10.78       $  9.89
                                                                               -------        -------       -------
Net investment income/(loss)...........................................          (0.03)         (0.14)        (0.09)
Net realized and unrealized gain on investments........................           0.93           0.70          0.98
                                                                               -------        -------       -------
Net increase in net assets resulting from investment operations........           0.90           0.56          0.89
Distributions:
Distributions from net realized gains..................................          (0.40)         (0.14)           --
                                                                               -------        --------      -------
Total distributions....................................................          (0.40)         (0.14)           --
                                                                               -------        --------      -------
Net asset value, end of period.........................................         $11.70        $ 11.20       $ 10.78
                                                                               =======        =======       =======
Total return++.........................................................           8.54%          5.19%         9.00%
                                                                               =======        =======       =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)...................................         $  649        $   542       $   469
Ratio of operating expenses to average net assets......................           1.97%+         2.01%         1.80%+
Ratio of net investment income/(loss) to average net assets............          (0.90)%+       (1.29)%       (1.15)%+
Portfolio turnover rate................................................             69%           129%          159%
Ratio of operating expenses to average net assets before fee waivers...           1.98%+         2.01%         2.01%+
Net investment income/(loss) per share before fee waivers..............         $(0.03)       $ (0.14)      $ (0.11)

                                                                                        INVESTOR N SHARES
                                                                              --------------------------------------
                                                                              SIX MONTHS
                                                                                ENDED          YEAR         PERIOD
                                                                               05/31/95        ENDED         ENDED
                                                                              (UNAUDITED)    11/30/94#     11/30/93*
                                                                              --------------------------------------
NATIONS EMERGING GROWTH FUND
Operating performance:
Net asset value, beginning of period...................................        $  11.24       $ 10.82       $  9.88
                                                                               --------       -------       -------
Net investment income/(loss)...........................................           (0.03)        (0.14)        (0.02)
Net realized and unrealized gain on investments........................            0.94          0.70          0.96
                                                                               --------       -------       -------
Net increase in net assets resulting from investment operations........            0.91          0.56          0.94
Distributions:
Distributions from net realized gains..................................           (0.40)        (0.14)           --
                                                                                -------       -------       -------
Total distributions....................................................           (0.40)        (0.14)           --
                                                                               --------       -------       -------
Net asset value, end of period.........................................        $  11.75       $ 11.24       $ 10.82
                                                                               ========       =======       =======
Total return++.........................................................            8.60%         5.17%         9.51%
                                                                               ========       =======       =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)...................................        $ 22,326       $15,909       $ 3,594
Ratio of operating expenses to average net assets......................            1.97%+        2.01%         1.80%+
Ratio of net investment income/(loss) to average net assets............           (0.90)%+      (1.29)%       (1.15)%+
Portfolio turnover rate................................................              69%          129%          159%
Ratio of operating expenses to average net assets before fee waivers...            1.98%+        2.01%         2.01%+
Net investment income/(loss) per share before fee waivers..............        $  (0.03)      $ (0.14)      $ (0.03)


                                                                                         INVESTOR A SHARES
                                                                         --------------------------------------------------
                                                                         SIX MONTHS
                                                                           ENDED          YEAR         YEAR        PERIOD
                                                                          05/31/95       ENDED        ENDED         ENDED
                                                                         (UNAUDITED)    11/30/94     11/30/93     11/30/92*
                                                                         --------------------------------------------------
NATIONS BALANCED ASSETS FUND
Operating performance:
Net asset value, beginning of period.................................      $10.42        $10.86       $10.24       $ 10.00
                                                                           ------        ------       ------       -------
Net investment income................................................        0.15          0.22         0.29          0.01
Net realized and unrealized gain/(loss) on investments...............        1.14         (0.44)        0.62          0.23##
                                                                           ------        ------       ------       -------
Net increase/(decrease) in net assets resulting from investment
  operations.........................................................        1.29         (0.22)        0.91          0.24
Distributions:
Dividends from net investment income.................................       (0.13)        (0.22)       (0.29)           --
Distributions from net realized gains................................       (0.02)           --           --            --
                                                                           ------        ------       ------       -------
Total distributions..................................................       (0.15)        (0.22)       (0.29)           --
                                                                           ------        ------       ------       -------
Net asset value, end of period.......................................      $11.56        $10.42       $10.86       $ 10.24
                                                                           ======        ======       ======       =======
Total return++.......................................................       12.47%        (2.02)%       8.93%         2.40%+++
                                                                           ======        ======       ======       =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).................................      $5,006        $4,881       $5,191       $   547
Ratio of operating expenses to average net assets....................        1.24%+        1.23%        1.15%         0.55%+
Ratio of net investment income to average net assets.................        2.86%+        2.06%        2.57%         3.60%+
Portfolio turnover rate..............................................         101%          156%          50%           79%
Ratio of operating expenses to average net assets before fee
  waivers............................................................        1.24%+        1.24%        1.22%         1.30%+
Net investment income per share before fee waivers...................      $ 0.15        $ 0.22       $ 0.28       $  0.01


                                                                                           INVESTOR C SHARES
                                                                           --------------------------------------------------
                                                                           SIX MONTHS
                                                                             ENDED          YEAR         YEAR        PERIOD
                                                                            05/31/95       ENDED        ENDED         ENDED
                                                                           (UNAUDITED)    11/30/94     11/30/93     11/30/92*
                                                                           --------------------------------------------------
NATIONS BALANCED ASSETS FUND                                                 $10.38        $10.82       $10.23       $ 10.00
Operating performance:                                                       ------        ------      -------       -------
Net asset value, beginning of period.................................          0.11          0.14         0.23          0.01

Net investment income................................................          1.13         (0.43)        0.59          0.22##
Net realized and unrealized gain/(loss) on investments...............        ------        ------      -------       -------

Net increase/(decrease) in net assets resulting from investment
  operations.........................................................          1.24         (0.29)        0.82          0.23
Distributions:
Dividends from net investment income.................................         (0.08)        (0.15)       (0.23)           --
Distributions from net realized gains................................         (0.02)           --           --            --
                                                                             ------        ------      -------       -------
Total distributions..................................................         (0.10)        (0.15)       (0.23)           --
                                                                             ------        ------      -------       -------
Net asset value, end of period.......................................        $11.52        $10.38       $10.82       $ 10.23
                                                                             ======        ======       ======       =======
Total return++.......................................................         11.93%        (2.72)%       8.06%         2.30%+++
                                                                             ======        ======       ======       =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).................................        $  798        $  951       $1,196       $   156
Ratio of operating expenses to average net assets....................          1.99%+        1.98%        1.90%         1.30%+
Ratio of net investment income to average net assets.................          2.11%+        1.31%        1.82%         2.85%+
Portfolio turnover rate..............................................           101%          156%          50%           79%
Ratio of operating expenses to average net assets before fee
  waivers............................................................          1.99%+        1.99%        1.97%         2.05%+
Net investment income per share before fee waivers...................        $ 0.11        $ 0.14       $ 0.22       $  0.01

                                                                                        INVESTOR N SHARES
                                                                           -----------------------------------------
                                                                           SIX MONTHS
                                                                             ENDED              YEAR        PERIOD
                                                                            05/31/95           ENDED         ENDED
                                                                           (UNAUDITED)        11/30/94     11/30/93*
                                                                           -----------------------------------------
NATIONS BALANCED ASSETS FUND
Operating performance:
Net asset value, beginning of period.................................       $  10.40          $ 10.85       $ 10.61
                                                                            --------          --------      -------
Net investment income................................................           0.12             0.17          0.14
Net realized and unrealized gain/(loss) on investments...............           1.14            (0.44)         0.23
                                                                            --------          --------      -------
Net increase/(decrease) in net assets resulting from investment
  operations.........................................................           1.26            (0.27)         0.37
Distributions:
Dividends from net investment income.................................          (0.10)           (0.18)        (0.13)
Distributions from net realized gains................................          (0.02)              --            --
                                                                            --------          --------      -------
Total distributions..................................................          (0.12)           (0.18)        (0.13)
                                                                            --------          --------      -------
Net asset value, end of period.......................................       $  11.54          $ 10.40       $ 10.85
                                                                            ========          =======       =======
Total return++.......................................................          12.21%           (2.51)%        3.45%
                                                                            ========          =======       =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).................................       $ 57,085          $52,905       $27,982
Ratio of operating expenses to average net assets....................           1.74%+           1.73%         1.65%+
Ratio of net investment income to average net assets.................           2.36%+           1.56%         2.07%+
Portfolio turnover rate..............................................            101%             156%           50%
Ratio of operating expenses to average net assets before fee
  waivers............................................................           1.74%+           1.74%         1.72%+
Net investment income per share before fee waivers...................       $   0.12          $  0.17       $  0.14


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A TRUST A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                                       SIX MONTHS
                                                                                                         ENDED            YEAR
                                                                                                        05/31/95          ENDED
                                                                                                       (UNAUDITED)      11/30/94*
                                                                                                       --------------------------
NATIONS EQUITY INDEX FUND
TRUST A SHARES
Operating performance:
Net asset value, beginning of period................................................................    $   9.84        $  10.00
                                                                                                        --------        --------
Net investment income...............................................................................        0.08            0.24
Net realized and unrealized gain/(loss) on investments..............................................        1.64           (0.21 )
                                                                                                        --------        --------
Net increase in net assets resulting from investment operations.....................................        1.72            0.03
Distributions:
Dividends from net investment income................................................................       (0.07)          (0.19 )
Distributions from net realized gains...............................................................       (0.08)             --
                                                                                                        --------        --------
Total distributions.................................................................................       (0.15)          (0.19 )
                                                                                                        --------        --------
Net asset value, end of period......................................................................    $  11.41        $   9.84
                                                                                                        ========        ========
Total return++......................................................................................       19.01%           0.29%
                                                                                                        ========        ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)................................................................    $129,706        $123,147
Ratio of operating expenses to average net assets...................................................        0.35%+          0.35%+
Ratio of net investment income to average net assets................................................        2.68%+          2.64%+
Portfolio turnover rate.............................................................................           7%             14%
Ratio of operating expenses to average net assets before fee waivers................................        0.75%+          0.79%+
Net investment income per share before fee waivers..................................................    $   0.07        $   0.20

---------------

  * The Nations Equity Index Fund Trust A Shares commenced operations on December 16, 1993.

  + Annualized.

 ++ Total Return represents aggregate total return for the periods indicated.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      (This Page Intentionally Left Blank)

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                               TRUST A SHARES
                                                                           ------------------------------------------------------
                                                                            SIX MONTHS
                                                                              ENDED          PERIOD        PERIOD        PERIOD
                                                                             05/31/95         ENDED         ENDED         ENDED
                                                                           (UNAUDITED)#     11/30/94*     04/29/94*     04/30/93*
                                                                           ------------------------------------------------------
NATIONS DISCIPLINED EQUITY FUND
Operating performance:
Net asset value, beginning of period......................................   $  13.08        $ 13.31       $ 13.65       $ 10.00
                                                                             --------        -------       -------       -------
Net investment income/(loss)..............................................       0.09           0.01         (0.05)        (0.03)
Net realized and unrealized gain/(loss) on investments....................       1.35          (0.23)##       2.66          3.74
                                                                             --------        -------       -------       -------
Net increase/(decrease) in net assets resulting from investment
  operations..............................................................       1.44          (0.22)         2.61          3.71
Distributions:
Dividends from net investment income......................................      (0.02)         (0.01)           --            --
Distributions from net realized gains.....................................         --             --         (2.95)        (0.06)
Return of capital.........................................................         --          (0.00)(a)        --            --
                                                                             --------        -------       -------       -------
Total distributions.......................................................      (0.02)         (0.01)        (2.95)        (0.06)
                                                                             --------        -------       -------       -------
Net asset value, end of period............................................   $  14.50        $ 13.08       $ 13.31       $ 13.65
                                                                             ========        =======       =======       =======
Total return++............................................................      11.01%         (1.62)%       18.79%        37.13%
                                                                             ========        =======       =======       =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)......................................   $ 47,077        $ 9,947       $ 8,079       $ 4,638
Ratio of operating expenses to average net assets.........................       0.94%+         1.13%+        1.20%+        1.20%+
Ratio of net investment income/(loss) to average net assets...............       1.37%+         0.12%+       (0.60)%+      (0.58)%+
Portfolio turnover rate...................................................         98%           177%          475%          203%
Ratio of operating expenses to average net assets before fee waivers......       1.65%+         1.56%+        1.53%+        1.31%+
Net investment income/(loss) per share before fee waivers.................   $   0.04        $ (0.03)      $ (0.08)      $ (0.03)

---------------

    * The period for the Nations Disciplined Equity Fund Trust A Shares reflects operations from April 30, 1994 through November 30, 1994. The financial information for the fiscal periods through April 29, 1994 is based on the financial information for The Capitol Mutual Funds Special Equity Portfolio Class A Shares, which were reorganized into Trust A Shares of Nations Disciplined Equity Fund (then named Nations Special Equity Fund) as of the close of business on April 29, 1994. The Capitol Mutual Funds Special Equity Portfolio Class A Shares commenced operations on October 1, 1992. (Note 9).
   ** The period for the Nations Disciplined Equity Fund Investor A Shares reflects operations from April 30, 1994 through November 30, 1994. The financial information for the fiscal periods through April 29, 1994 is based on the financial information for The Capitol Mutual Funds Special Equity Portfolio Class B Shares, which were reorganized into Investor A Shares of Nations Disciplined Equity Fund (then named Nations Special Equity Fund) as of the close of business on April 29, 1994. The Capitol Mutual Funds Special Equity Portfolio Class B Shares commenced operations on July 26, 1993. (Note 9).
  *** The Nations Disciplined Equity Fund Investor C Shares commenced operations on May 10, 1995.
 **** The Nations Disciplined Equity Fund Investor N Shares commenced operations on May 20, 1994.
    + Annualized.
   ++ Total Return represents aggregate total return for the periods indicated
      and does not reflect any applicable sales charges.
    # Per share numbers have been calculated using the monthly average shares method.
   ## The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.
  (a) Value represents less than $0.01 per share.

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                           INVESTOR A SHARES
                                                                               ------------------------------------------
                                                                                SIX MONTHS
                                                                                  ENDED           PERIOD         PERIOD
                                                                                 05/31/95         ENDED          ENDED
                                                                               (UNAUDITED)#     11/30/94**     04/29/94**
                                                                               ------------------------------------------
NATIONS DISCIPLINED EQUITY FUND
Operating performance:
Net asset value, beginning of period......................................        $13.06          $13.30         $14.94
                                                                                  ------          ------         ------
Net investment income/(loss)..............................................          0.08            0.00(a)       (0.04)
Net realized and unrealized gain/(loss) on investments....................          1.35           (0.23)##        1.35
                                                                                  ------          ------         ------
Net increase/(decrease) in net assets resulting from investment
  operations..............................................................          1.43           (0.23)          1.31
Distributions:
Dividends from net investment income......................................         (0.01)          (0.01)            --
Distributions from net realized gains.....................................            --              --          (2.95)
Return of capital.........................................................            --           (0.00)(a)         --
                                                                                  ------          ------         ------
Total distributions.......................................................         (0.01)          (0.01)         (2.95)
                                                                                  ------          ------         ------
Net asset value, end of period............................................        $14.48          $13.06         $13.30
                                                                                  ======          ======         ======
Total return++............................................................         10.95%          (1.71)%         8.31%
                                                                                  ======          ======         ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)......................................        $  502          $  252         $  165
Ratio of operating expenses to average net assets.........................          1.04%+          1.23%+         1.30%+
Ratio of net investment income/(loss) to average net assets...............          1.27%+          0.02%+        (0.62)%+
Portfolio turnover rate...................................................            98%            177%           475%
Ratio of operating expenses to average net assets before fee waivers......          1.75%+          1.66%+         1.74%+
Net investment income/(loss) per share before fee waivers.................        $ 0.04          $(0.07)        $(0.07)

                                                                                 INVESTOR C
                                                                                   SHARES                INVESTOR N SHARES
                                                                               ---------------     -----------------------------
                                                                                   PERIOD           SIX MONTHS
                                                                                    ENDED             ENDED            PERIOD
                                                                                  05/31/95           05/31/95          ENDED
                                                                               (UNAUDITED)***#     (UNAUDITED)#     11/30/94****
                                                                               -------------------------------------------------
NATIONS DISCIPLINED EQUITY FUND
Operating performance:
Net asset value, beginning of period......................................         $ 14.08            $13.02           $12.77
                                                                                    ------            ------           ------
Net investment income/(loss)..............................................            0.01              0.02            (0.02)
Net realized and unrealized gain/(loss) on investments....................            0.35              1.35             0.28
                                                                                    ------            ------           ------
Net increase/(decrease) in net assets resulting from investment
  operations..............................................................            0.36              1.37             0.26
Distributions:
Dividends from net investment income......................................              --                --            (0.01)
Distributions from net realized gains.....................................              --                --               --
Return of capital.........................................................              --                --            (0.00)(a)
                                                                                    ------            ------           ------
Total distributions.......................................................              --                --            (0.01)
                                                                                    ------            ------           ------
Net asset value, end of period............................................         $ 14.44            $14.39           $13.02
                                                                                   =======            ======           ======
Total return++............................................................            2.56%            10.52%           (2.02)%
                                                                                   =======            ======           ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)......................................         $     7            $  918           $  177
Ratio of operating expenses to average net assets.........................            0.94%+            1.94%+           2.09%+
Ratio of net investment income/(loss) to average net assets...............            1.37%+            0.37%+          (0.84)%+
Portfolio turnover rate...................................................              98%               98%             177%
Ratio of operating expenses to average net assets before fee waivers......            1.65%+            2.65%+           2.52%+
Net investment income/(loss) per share before fee waivers.................         $  0.01            $(0.02)          $(0.03)

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES.

Nations Fund Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offers thirty-four separate portfolios. Information presented in these financial statements pertains only to Nations Value Fund ("Value Fund"), Nations Capital Growth Fund ("Capital Growth Fund"), Nations Balanced Assets Fund ("Balanced Assets Fund"), Nations Emerging Growth Fund ("Emerging Growth Fund"), Nations Equity Index Fund ("Equity Index Fund") and Nations Disciplined Equity Fund ("Disciplined Equity Fund") (formerly Nations Special Equity Fund) (collectively the "Funds"). The financial statements for the remaining funds are presented under separate cover. Each Fund (except Equity Index Fund) currently offers four classes of shares: Trust A Shares, Investor A Shares, Investor C Shares and Investor N Shares. The Equity Index Fund currently offers only Trust A Shares. The Board of Trustees has authorized each Fund to issue Trust B Shares. As of May 31, 1995, no Trust B Shares have been issued. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund equally. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to the class, and separate voting rights on matters in which the interests of one class of shares differ from the interests of any other class. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Securities Valuation: The Funds' portfolio securities which are traded on a recognized stock exchange are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded only on over-the-counter markets are valued on the basis of the closing over-the-counter bid prices or if no sale occurred on such day at the mean of the current bid and ask prices. Certain securities may be valued by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available and other assets are valued under the supervision of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

Repurchase Agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. Unless permitted by the Securities and Exchange Commission, the Fund will not enter into repurchase agreements with the investment adviser, the distributor or any of their affiliates. The Funds' investment adviser, under the supervision of the Board of Trustees, monitors the value of collateral received as well as the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Dollar Roll Transactions: Certain Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. Dollar roll transactions consist of the sale by a Fund of mortgage-backed or other asset-backed securities, together with a commitment to purchase similar, but not identical, securities at a future date, at the same price. In addition, a Fund is paid a fee as consideration for entering into the commitment to purchase. The fee is accrued as income over the life of the dollar roll contract. If the broker/dealer to whom the Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held, and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Futures Contracts: The Equity Index Fund engages in futures contracts for the purpose of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract.

For long futures positions, the asset is marked-to-market daily to reflect the current market value of the futures contract. The daily changes in the contract are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold. Interest income adjusted for amortization of market discounts and premiums on investments on the straight-line method and of original issue discounts on the effective yield method, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among the classes based upon the relative average net assets of each class.

Dividends and Distributions to Shareholders: It is the policy of the Funds to declare and pay dividends from net investment income each calendar quarter. Each Fund will distribute net realized capital gains (including net short-term capital gains), unless offset by any available capital loss carryforward, annually after the fiscal year in which earned. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees in order to avoid application of the 4% non-deductible Federal excise tax. Income distributions and capital gain distributions on a Fund level are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

Federal Income Taxes: Each Fund intends to qualify as a regulated investment company, by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

Expenses: General expenses of the Trust are allocated to all the Funds based upon relative net assets. Operating expenses directly attributable to a class of shares are charged to that class's operations. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes based on the relative average net assets of each class.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS.

The Trust has entered into an Investment Advisory Agreement with NationsBank, N.A. (Carolinas) ("NationsBank"), as successor to NationsBank of North Carolina, N.A., an indirect wholly-owned subsidiary of NationsBank Corporation, with respect to each Fund.

Under the terms of the Investment Advisory Agreement, the Funds pay a fee at the following annual rates of average daily net assets:

                                                                                   ANNUAL RATE
                                                                                   ----------
          Value Fund, Capital Growth Fund, Emerging Growth Fund,
            Balanced Assets Fund and Disciplined Equity Fund...................       0.75%
          Equity Index Fund....................................................       0.50%

Prior to April 1, 1995, the Disciplined Equity Fund paid an advisory fee at the annual rate of 0.15% of average daily net assets.

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Prior to April 1, 1995, ASB Capital Management, Inc. ("ASBCM"), an indirect, wholly-owned subsidiary of NationsBank Corporation, served as the sub-investment advisor to the Disciplined Equity Fund, pursuant to a Sub-Investment Advisory Agreement, and was entitled to receive a fee at the annual rate of 0.60% of average daily net assets.

Stephens Inc. ("Stephens") serves as the Trust's administrator pursuant to an Administration Agreement. The Shareholder Services Group, Inc. ("TSSG"), a wholly owned subsidiary of First Data Corporation, serves as the Trust's co-administrator pursuant to a Co-Administration Agreement. Pursuant to the Administration and Co-Administration Agreements, the administrator and the co-administrator are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of average daily net assets of the Trust and the investment portfolios of Nations Fund, Inc. (another registered open-end investment company that is part of the Nations Fund Family) on a combined basis.

For the six months ended May 31, 1995, Stephens earned $640,764 (after fee waivers) for their services.

The investment adviser, administrator and co-administrator may, from time to time, reduce their fees payable by each Fund (either voluntarily or pursuant to applicable state limitations). For the six months ended May 31, 1995, the investment adviser, administrator and/or co-administrator voluntarily waived fees and reimbursed expenses as follows:

                                                              FEES WAIVED     EXPENSES       FEES WAIVED BY
                                                                  BY        REIMBURSED BY    ADMINISTRATOR/
                                                              NATIONSBANK    NATIONSBANK    CO-ADMINISTRATOR
                                                              -------------------------------------------
     Value Fund.............................................   $   4,777            --          $ 12,246
     Capital Growth Fund....................................     206,934            --            10,749
     Emerging Growth Fund...................................       3,328            --             2,896
     Balanced Assets Fund...................................          --            --             3,017
     Equity Index Fund......................................     242,192            --             1,776
     Disciplined Equity Fund................................      24,265       $32,018               155

No officer, director or employee of NationsBank, Stephens or TSSG, or any affiliate thereof, receives any compensation from the Trust for serving as Trustee or officer of the Trust. The Trust pays each Trustee an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per fund and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting, attended. The Trust also reimburses expenses incurred by the Trustees in attending such meetings.

Each Fund's eligible Trustees may participate in a nonqualified deferred compensation and retirement plan which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. If approved by the Securities and Exchange Commission ("SEC"), income earned on each plan participant's deferral account will be tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of the Nations Treasury Fund. Until SEC approval is received, the rate of return will be tied to the yield on 90-day U.S. Treasury Bills.

NationsBank of Texas, N.A. acts as the Funds' custodian. For the six months ended May 31, 1995, NationsBank of Texas, N.A. earned $208,283 for providing custody services. TSSG serves as transfer agent for the Funds' Investor A, C and N shares. NationsBank of Texas, N.A. acts as the sub-transfer agent for the Trust A Shares of the Funds.

Stephens acts as the distributor of the Funds' shares. For the six months ended May 31, 1995, the Funds were informed that the distributor received $47,736, representing commissions (sales charges) on sales of Investor A Shares of the Funds. For the six months ended May 31, 1995, the Funds were informed that the distributor received $338,673 in contingent deferred sales charges from Investor A, Investor C and Investor N Shareholders of the Funds. A substantial portion of these fees are paid to affiliates of NationsBank.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS.

The Trust has adopted a shareholder servicing and distribution plan ("Investor A Plan") pursuant to Rule 12b-1 under the 1940 Act for Investor A Shares of each Fund. Fees payable under the Investor A Plan may not exceed 0.25%, on an annualized basis, of the average daily net assets of the Investor A Shares of a Fund. The Funds pay fees under the Investor A Plan directly to the distributor. Fees paid pursuant to the Investor A Plan are charged as expenses of Investor A Shares of a Fund as accrued.

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to Investor C Shares ("Investor C Plan") and Investor N Shares ("Investor N Plan") of each Fund. Pursuant to the Plans, the Funds pay fees directly to the distributor for certain expenses that are incurred in connection with the support and distribution of Investor C or Investor N Shares of the Funds. Payments under the Investor C Plan and Investor N Plan are accrued daily and paid monthly at a rate that will not exceed 0.75%, on an annualized basis, of the average daily net assets of the Investor C and Investor N Shares, respectively, of each Fund. Fees paid pursuant to the Investor C Plan and Investor N Plan are charged as expenses of Investor C or Investor N Shares of a Fund, respectively, as accrued.

The Trust also has adopted shareholder servicing plans with respect to Investor C Shares ("Investor C Servicing Plan") and Investor N Shares ("Investor N Servicing Plan") of each Fund. Under the Plans, the Funds may pay for certain shareholder support services that are provided to holders of Investor C and Investor N Shares by the servicing agents that have entered into a shareholder servicing agreement with the Trust. Payments under the Investor C Servicing Plan and Investor N Servicing Plan are accrued daily and paid monthly at a rate that will not exceed 0.25% of the average daily net assets of the Investor C or Investor N Shares of the Fund, respectively. Fees paid pursuant to the Investor C Servicing Plan and Investor N Servicing Plan are charged as expenses of Investor C or Investor N Shares of a Fund, respectively as accrued.

A substantial portion of the fees paid, pursuant to the Plans described above, are paid to affiliates of NationsBank.

For the six months ended May 31, 1995, the Funds incurred the following amounts pursuant to the above Plans:

                                                                           FEES PAID PURSUANT TO
                                                  -----------------------------------------------------------------------
                                                  INVESTOR A   INVESTOR C     INVESTOR C     INVESTOR N      INVESTOR N
                                                     PLAN         PLAN      SERVICING PLAN      PLAN       SERVICING PLAN
                                                  -----------------------------------------------------------------------
Value Fund......................................   $ 46,216     $ 12,171        $4,057        $ 122,593       $ 61,296
Capital Growth Fund.............................     14,614        9,751         3,250           99,264         33,088
Emerging Growth Fund............................      4,278        2,319           773           70,073         23,358
Balanced Assets Fund............................      5,859        3,017         1,006          130,989         65,493
Disciplined Equity Fund.........................        129          N/A           N/A            1,200            400

The chart below shows the effective rates, expressed as a percentage of average daily net assets, paid by the Funds under the shareholder servicing and distribution plans for the six months ended May 31, 1995:

                                                  INVESTOR A   INVESTOR C     INVESTOR C     INVESTOR N      INVESTOR N
                                                     PLAN         PLAN      SERVICING PLAN      PLAN       SERVICING PLAN
                                                  -----------------------------------------------------------------------
Value Fund......................................     0.25%        0.75%          0.25%           0.50%          0.25%
Capital Growth Fund.............................     0.25         0.75           0.25            0.75           0.25
Emerging Growth Fund............................     0.25         0.75           0.25            0.75           0.25
Balanced Assets Fund............................     0.25         0.75           0.25            0.50           0.25
Disciplined Equity Fund.........................     0.10          N/A            N/A            0.75           0.25

4.  PURCHASES AND SALES OF SECURITIES.

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. government securities and short-term investments, for the six months ended May 31, 1995 were as follows:

                                                                        PURCHASES        SALES
                                                                       ---------------------------
        Value Fund...................................................  $301,460,917   $361,509,787
        Capital Growth Fund..........................................   307,278,595    319,365,815
        Emerging Growth Fund.........................................   137,274,607    133,778,752
        Balanced Assets Fund.........................................    45,368,328     67,513,384
        Equity Index Fund............................................     8,316,544     21,179,007
        Disciplined Equity Fund......................................    50,008,616     14,835,687

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

The aggregate cost of purchases and proceeds from sales of securities of long-term U.S. government securities for the six months ended May 31, 1995 were as follows:

                                                                        PURCHASES        SALES
                                                                       ---------------------------
        Balanced Assets Fund.........................................  $174,858,389   $180,968,047

At May 31, 1995, aggregate gross unrealized appreciation and unrealized depreciation for tax purposes were as follows:

                                                                          UNREALIZED    UNREALIZED
                                                                         APPRECIATION   DEPRECIATION
                                                                         ---------------------------
        Value Fund.....................................................  $109,752,608   $5,269,306
        Capital Growth Fund............................................   136,024,365    8,488,817
        Emerging Growth Fund...........................................    28,235,450    5,119,289
        Balanced Assets Fund...........................................    20,412,728    1,631,419
        Equity Index Fund..............................................    18,488,090    2,173,446
        Disciplined Equity Fund........................................     2,055,706      304,942

5.  SHARES OF BENEFICIAL INTEREST.

As of May 31, 1995, an unlimited number of shares without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedule of Capital Stock Activity.

6.  ORGANIZATION COSTS.

The Funds bear all costs in connection with their organization, including the fees and expenses of registering and qualifying their shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line method over a period of five years from commencement of operations. In the event that any of the shares issued by the Funds to their sponsor prior to the commencement of the Funds' public offering ("initial shares") are redeemed during such amortization period by any holder thereof, the Funds will be reimbursed by the holder for any unamortized organization costs in the same proportion as the number of initial shares redeemed bears to the number of initial shares outstanding at the time of redemption.

7.  LINE OF CREDIT.

The Trust and Nations Fund, Inc. participate in a $25 million line of credit provided by Mellon Bank, N.A. (the "Bank") under a Line of Credit Agreement (the "Agreement") dated March 17, 1994. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the Agreement, each Fund may borrow up to the lesser of $10 million or 5% of its net assets. Interest on borrowings is payable either at the Bank's Money Market Rate or the London Interbank Offered Rate (LIBOR) plus 0.25% on an annualized basis. The Funds and the other affiliated entities are charged an aggregate commitment fee of 0.25% per annum on the amount of the credit. Each Fund is liable only for any commitment with respect to such Fund and is not be liable for the portion of the commitment fee of any other fund. The Agreement requires, among other things, that each participating Fund maintain a ratio of net assets (not including funds borrowed pursuant to the Agreement) to aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

During the six months ended May 31, 1995, the Disciplined Equity Fund had the following borrowings under the Agreement;

    AMOUNT
OUTSTANDING AT       MAXIMUM         AVERAGE                      AVERAGE       INTEREST RATE
 NOVEMBER 30,        AMOUNT          AMOUNT         AVERAGE        DEBT        ---------------     INTEREST
     1994          OUTSTANDING     OUTSTANDING      SHARES       PER SHARE     HIGH       LOW      EXPENSE
----------------------------------------------------------------------------------------------------------
      --            $ 400,000        $ 3,846       1,212,142       $0.00(a)    6.50%     6.38%      $ 125

---------------
(a) Value represents less than $0.01 per share.

The average amount outstanding was calculated by summing the borrowings at the end of each day and dividing the sum by the number of days in the period ended May 31, 1995.

8.  CAPITAL LOSS CARRYFORWARD.

At November 30, 1994, the Balanced Assets Fund had a capital loss carryforward of $(367,963), which will expire on November 30, 2002.

9.  REORGANIZATION.

On April 29, 1994, the Value Fund (Acquiring Fund) acquired the assets and certain liabilities of The Capitol Mutual Fund's Equity Portfolio (Acquired
Fund), in exchange for shares of the Acquiring Fund, pursuant to a plan of tax-free reorganization approved by the Acquired Fund's shareholders on March 31, 1994. Total shares issued by the Acquired Fund, the value of the shares issued by the Acquiring Fund, the total net assets of the Acquired Fund and the Acquiring Fund and any unrealized depreciation included in the Acquired Fund's total net assets at the acquiring date were as follows:

                                                        VALUE OF
                                          SHARES         SHARES         TOTAL NET       TOTAL NET         ACQUIRED
                                         ISSUED BY      ISSUED BY       ASSETS OF       ASSETS OF           FUND
  ACQUIRING                              ACQUIRING      ACQUIRING       ACQUIRED        ACQUIRING        UNREALIZED
    FUND             ACQUIRED FUND         FUND           FUND            FUND            FUND*         DEPRECIATION
--------------------------------------------------------------------------------------------------------------------
Nations Value     The Capitol Mutual
  Fund            Funds Equity
                  Portfolio              2,158,820     $28,863,030     $28,863,030     $867,890,020      $ 1,410,132

---------------
* The value of the net assets of the Acquiring Fund immediately after the acquisition was $896,753,050.

Effective April 30, 1994, substantially all of the assets and liabilities of The Capitol Mutual Funds Special Equity Portfolio were reorganized, in a tax-free exchange, into Nations Special Equity Fund, which is now named Nations Disciplined Equity Fund. Shares of beneficial interest exchanged were on a one for one basis.

10.  SUBSEQUENT EVENT.

Each Fund's eligible Trustees may participate in a deferred compensation plan and a retirement plan which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Pursuant to an exemptive order granted by the Securities and Exchange Commission on June 20, 1995, income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of the Nations Treasury Fund.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   MEETING OF SHAREHOLDERS

On March 31, 1995, a Special Meeting of shareholders of Nations Special Equity Fund (subsequently renamed Nations Disciplined Equity Fund)(the "Fund") was held. The purpose of the meeting was to seek shareholder approval of an amendment to the Investment Advisory Agreement between NationsBank and Nations Fund, on behalf of the Fund, pursuant to which NationsBank would assume sole responsibility for managing the portfolio of investments of the Fund. This arrangement was proposed to replace the existing advisory arrangement under which NationsBank served as the Fund's investment adviser and ASB Capital Management Inc. served as the Fund's subadviser. At the meeting, 702,015 votes were cast in favor of approval of the proposal, 5,000 votes were cast against the proposal and 17,293 votes were withheld. In addition, there were 8 abstentions.

                   THE NATIONS FUND FAMILY

                   EQUITY FUNDS
                   GROWTH
                   Nations Capital Growth Fund
                   Nations Disciplined Equity Fund
                   Nations Emerging Growth Fund
                   Nations Equity Index Fund*
                   Nations International Equity Fund

                   GROWTH AND INCOME
                   Nations Balanced Assets Fund
                   Nations Equity Income Fund
                   Nations Value Fund

                   BOND FUNDS
                   INCOME
                   Nations Adjustable Rate Government Fund
                   Nations Diversified Income Fund
                   Nations Government Securities Fund
                   Nations Managed Bond Fund
                   Nations Short-Intermediate Government Fund
                   Nations Short-Term Income Fund
                   Nations Strategic Fixed Income Fund
                   Nations Mortgage-Backed Securities Fund*

                   TAX-EXEMPT INCOME
                   Nations Florida Municipal Bond Fund
                   Nations Florida Intermediate Municipal Bond Fund Nations Georgia Municipal Bond Fund
                   Nations Georgia Intermediate Municipal Bond Fund Nations Maryland Municipal Bond Fund
                   Nations Maryland Intermediate Municipal Bond Fund Nations North Carolina Municipal Bond Fund
                   Nations North Carolina Intermediate Municipal Bond Fund Nations South Carolina Municipal Bond Fund
                   Nations South Carolina Intermediate Municipal Bond Fund Nations Tennessee Municipal Bond Fund
                   Nations Tennessee Intermediate Municipal Bond Fund Nations Texas Municipal Bond Fund
                   Nations Texas Intermediate Municipal Bond Fund
                   Nations Virginia Municipal Bond Fund
                   Nations Virginia Intermediate Municipal Bond Fund Nations Municipal Income Fund
                   Nations Intermediate Municipal Bond Fund
                   Nations Short-Term Municipal Income Fund

                   MONEY MARKET FUNDS
                   Nations Government Money Market Fund
                   Nations Prime Fund
                   Nations Tax Exempt Fund
                   Nations Treasury Fund

                   *Trust classes only

This report is submitted for the general information of shareholders of Nations Fund Trust. For more detailed information about Nations Fund Trust, including fees and expenses, please see the prospectus and statement of additional information of Nations Fund Trust.

[NATIONS FUND LOGO]                                                  BULK RATE
PO Box 9654                                                         U.S. POSTAGE
Providence, RI 02940-9654                                               PAID
Toll Free 1-800-982-2271                                             BOSTON, MA
                                                                     PERMIT NO.
                                                                       54201






SAR1-5/95

[NATIONS FUND LOGO]




                                    S E M I
                                  A N N U A L

                       For the Period Ended May 31, 1995

                                  R E P O R T


NATIONS SHORT-INTERMEDIATE
           GOVERNMENT FUND

           NATIONS MANAGED
                 BOND FUND

       NATIONS SHORT-TERM
              INCOME FUND

  NATIONS ADJUSTABLE RATE
          GOVERNMENT FUND

      NATIONS DIVERSIFIED
              INCOME FUND

  NATIONS STRATEGIC FIXED
              INCOME FUND

  NATIONS MORTGAGE-BACKED
          SECURITIES FUND

NATIONS FUND AND OTHER MUTUAL FUNDS ARE NOT FDIC INSURED AND ARE NOT OBLIGA-TIONS OF, ENDORSED BY, DEPOSITS IN, OR GUARANTEED BY NATIONSBANK, N.A. (CAROLINAS) ("NATIONSBANK") OR ANY OF ITS AFFILIATES. INVESTMENTS IN MUTUAL FUNDS AND OTHER INVESTMENT PRODUCTS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

NATIONS FUND DISTRIBUTOR: STEPHENS INC. STEPHENS INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, IS NOT A BANK AND SECURITIES OFFERED BY IT ARE NOT GUARANTEED BY ANY BANK OR INSURED BY THE FDIC. STEPHENS INC., MEMBER NYSE-SIPC.

NATIONS FUND INVESTMENT ADVISER: NATIONSBANK

NATIONS FUND TRUST

DEAR SHAREHOLDER:

We are pleased to present the semi-annual results for Nations Fund Trust for the period ended May 31, 1995. During this period, the assets in the Nations Fund family of funds continued to grow, recently surpassing the $16 billion level. We are pleased with this growth and feel it is only appropriate to thank our shareholders for placing their confidence in our portfolios.

FINANCIAL MARKETS SUMMARY

The complexion of financial markets can change rapidly in today's investment world. Through the second half of 1994, the stock and bond markets struggled with a variety of tough financial issues. However, as the new year unfolded, investors suddenly discovered a near-ideal world for the investment of financial assets. As we look forward to the remainder of 1995 and begin to anticipate 1996, it is important to draw some lessons from the past twelve months. It is interesting to note that most of the lessons derived from last year's activity are not new. Past economic and credit cycles have presented investors with similar opportunities and pitfalls as we discuss below.

As a result of the rise in interest rates in the summer and fall of 1994, many investors learned painful lessons in financial speculation. Examples include the significant losses in hedge funds, the Orange County, California bankruptcy filing, and the demise of United Kingdom-based Barings Securities Plc. All three situations produced serious losses for those who chose to reach for additional return without paying proper attention to risk. Many of these losses could be directly attributed to the speculative use of derivative securities.

The term "derivative" is used to describe a wide range and variety of financial instruments. Derivatives include any security whose performance is linked to the behavior of another security or market index. Traditional derivatives include exchange-traded options and futures contracts. While derivative securities inherently are neither good nor bad, they can be used in ways that lead to greater losses, as seen in the case of Orange County and Barings Securities Plc. Derivatives, however, can be effectively used.

Perhaps this lesson taught us something even more important -- that our financial system is sound. While these episodes initially created great discomfort, our capital markets proved they could absorb the blows.

Late in 1994, the devaluation of the Mexican peso introduced another element of uncertainty into the financial markets. Although the decline in Mexican stock prices was dramatic and the financial pain in Mexico continues to be real, our financial markets and institutions were able to withstand the crisis. In addition, the problem in Mexico helped to drive a great deal of excess out of the emerging markets sector, which helped to adjust stock prices to more realistic levels and create a more favorable environment for foreign investment.

The U.S. economy experienced strong growth in 1994 with little in the way of inflationary pressure. Throughout 1994, and into early 1995, the Federal Reserve Board repeatedly raised short-term interest rates in order to control inflation. As we prepare to move into the second half of 1995, we can see that this policy has clearly produced positive results for investors. Slow economic growth and low inflation are ideal conditions for maximizing the potential of your financial assets.

Those investors who had the courage to resist doing the wrong thing at the wrong time earlier in the year are in the best position to reap the benefits of the present environment. At various points in 1994, many investors were tempted to sell financial assets because they believed that the economy might overheat or that inflation might suddenly accelerate. However, a sound investment strategy requires a steady hand and a long-term perspective. By early 1995, the benefits of patience and conviction were already being reflected in the performance of many stock and bond portfolios.

FINANCIAL OUTLOOK

We expect the investment environment to remain positive over the next twelve months. The economy, in our view, will continue to slow. However, continued corporate investment in productivity and technology, combined with modest consumer spending, should produce a pattern of moderate economic growth. As we speculate on events yet to take place in Washington, we see a major shift toward downsizing in government, which should be received favorably by the financial markets.

Unquestionably, we will experience setbacks in stock and bond prices. Volatility, after all, is an essential component of any financial market. However, investors who shun speculation, believe in the soundness of our financial system, build diversified investment portfolios and act with conviction on their long-term beliefs may be well positioned to reap potential market rewards. It is our belief that an investment philosophy built on these principles should serve us well in the years to come. We remain committed to meeting the investment challenges that lie ahead.

WHAT SHOULD STOCK MUTUAL FUND INVESTORS CONSIDER DOING?

While we are not in a position to recommend specific steps that an individual investor should take, the following represent general information and investment strategies that stock mutual fund investors may want to consider. Remember, specific investment recommendations should always be based on an analysis of your individual financial goals, tolerance for risk, and investment time frame. Your investment representative can best help you develop a strategy reflecting your needs and goals.

DIVERSIFY YOUR INVESTMENT PORTFOLIO. A well-diversified investment portfolio can help establish a level of risk and potential reward in line with your investment time frame and goals. To do so, you should allocate assets among stock, bond and money market investments.

MAINTAIN A LONG-TERM PERSPECTIVE. While stock prices may rise and fall over the short term, stocks historically have offered the greatest potential for long-term gains among the traditional investment classes.

As the chart below shows, since 1926, a period which includes the Great Depression, wars and recessions, stocks have historically outperformed all other types of financial assets.

                                  [BAR GRAPH]

SMALL COMPANY STOCKS: Small company stocks are units of ownership of publicly traded corporations, generally with a market capitalization of $50 million to $1.5 billion as measured by the total value of outstanding stock.

COMMON STOCKS: Common stocks are units of ownership of a public corporation. Prices fluctuate with market conditions and there is no guaranteed rate of return. Performance of common stocks is measured by the S&P 500, a weighted index which measures the aggregate change in the market value of 400 industrial, 60 transportation and utility company stocks and 40 financial issues. The S&P 500 is an unmanaged index.

LONG-TERM CORPORATE BONDS: Long-term corporate bonds are debt instruments issued by public and private corporations. They are usually taxable and typically have a par value of $1,000.

LONG-TERM GOVERNMENT BONDS: Long-term government bonds are debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and backed by its full faith and credit. They offer stable principal value if held to maturity. Long-term bonds have maturities of ten years or longer. While long-term government bonds offer fixed rates of return, their prices will fluctuate with market conditions.

TREASURY BILLS: U.S. Treasury bills are also debt securities issued by the U.S. government and backed by its full faith and credit. U.S. Treasury bills offer stable principal value if held to maturity which is one-year or less. While U.S. Treasury bills offer fixed rates of return, their prices will fluctuate with market conditions.

INFLATION: Inflation is the rise in the prices of goods and services that takes place when spending increases relative to the supply of goods and services on the market. Inflation is measured by the Consumer Price Index (CPI), which is also known as the Cost of Living Index and is determined by the U.S. Bureau of Labor Statistics.

*Source: STOCKS, BONDS, BILLS AND INFLATION 1995 YEARBOOK(TM), Ibbotson Associates, Chicago (annually updates work by Roger G. Ibbotson and Rex A. Sinquefield). Used with permission. All rights reserved.

This chart represents historical performance. It is intended for illustrative purposes only and is not intended to be representative of the past or future performance of any particular investment. Performance of investments in each of these types of securities may differ for future periods and will vary with market conditions.

CONSIDER A SYSTEMATIC INVESTMENT STRATEGY. Investing regularly through a method called "dollar cost averaging" involves investing a consistent dollar amount at regular intervals. Using this method, you will buy fewer shares when prices are high and more shares when prices are low. As a long-term investment strategy, dollar cost averaging may help you average down the overall cost of your shares over time. Please note that while a program of regular investing can help reduce risk, it cannot assure a profit or protect against a loss in a declining market. Since such a program involves continuous investment regardless of fluctuating share values, investors should consider their financial ability to continue the program through periods of low share prices.

CONSULT AN INVESTMENT REPRESENTATIVE. A professional investment representative can help you to develop a long-term investment strategy that reflects your goals, time frame and tolerance for risk. He or she is available to provide information on allocating investment assets, or answer questions about specific investments.

There are many factors that will affect a stock's share price -- from changes in supply and demand for a particular company's products or services, to overall economic and financial market conditions.

When held for long periods of time -- five years or more -- stock market investments will generally experience a series of ups and downs. In determining the level of investment risk you are comfortable with, there are several key points to consider:

- Stocks can be unpredictable. Stock market investments are generally not suitable for pursuing your short-term investment goals. It is rare that an investor would be in a position to buy and sell a particular stock in a short period of time and make a substantial profit.

- Invest for the long term. The longer your investment time frame, the better your chances are of weathering stock market downturns.

- Avoid placing all of your eggs in one basket. Spread your investment dollars among several different stock market investments or among different types of securities to seek to reduce the risk of principal loss should a particular investment perform poorly.

WHAT SHOULD BOND MUTUAL FUND INVESTORS CONSIDER DOING?

Again, while we are not in a position to recommend specific steps that an individual investor should take, the following represent general information and investment strategies that bond mutual fund investors may want to consider. Remember, specific investment recommendations should always be based on an analysis of your individual financial goals, tolerance for risk, and investment time frame. Your investment representative can best help you develop a strategy reflecting your needs and goals.

Bond funds offer the potential to receive regular dividend income -- usually on a monthly basis. Like stocks, bond prices may fluctuate as market conditions and interest rates change. The highest yields are generally found in funds that invest in long-term bonds or in lower quality bonds where share prices tend to fluctuate more. High quality short-term bonds generally offer the least price fluctuation.

HOW INTEREST RATES AFFECT BONDS. As market interest rates fall, bond prices rise. As market interest rates rise, bond prices fall. One type of risk that bond investors face is that the price of a bond will decline in a rising interest rate environment. For instance, an investor holding a U.S. Treasury bond earning 7% annually may have difficulty selling that bond in a rising interest rate environment. A 7% bond becomes less attractive when newly issued bonds offering 8% annually can be purchased.

Longer-term bonds are more sensitive to interest rate changes than short- or intermediate-term bonds. The longer the time period until your investment matures, the more price fluctuation the investment may incur. Many investors choose to invest in short- or intermediate-term bonds to seek to reduce interest rate risk.

HOW TAXES AFFECT BOND RETURNS. Municipal bonds provide investors the option to earn a portion of their bond returns through tax-exempt coupon payments. Unlike other bond coupons, which would be subject to federal, state and perhaps local income taxes, the coupons paid by municipal bonds are exempt from some or all of these taxes. While investors could earn taxable gains or losses on the price change due to interest rate changes on their municipal bonds, the exempt feature of the income stream is of considerable benefit to many investors. Investors should consider the potential federal and state tax advantages of municipal bond mutual funds when assessing their overall investment portfolio needs. Nations Fund offers 19 different municipal bond funds to serve a variety of taxpayer needs.

INTEREST RATE PROTECTION THROUGH PORTFOLIO LADDERING.(1) Portfolio laddering is the process of investing in securities with different maturity dates to seek to reduce a portfolio's overall price fluctuation and provide protection regardless of the direction of interest rate movements. To build a portfolio ladder, investments can be divided among bond mutual funds with short-, intermediate- and long-term maturities. The exact mix will depend upon your investment objectives and the current interest rate environment. Nations Fund offers a comprehensive selection of fixed-income investment portfolios for this purpose.

UNDERSTANDING CREDIT RISK. One of the difficulties many investors face in selecting individual bonds is judging credit quality. Bond ratings are based on the bond issuer's ability to make interest payments and to repay the loan. Ratings are typically determined by one or more highly-regarded rating services such as Moody's Investor Service, Inc. or Standard & Poor's Corporation. While bond ratings are based on in-depth research and analysis, and careful examination of the issuer's financial situation, they are not a guarantee of repayment of the loan at maturity.

MUTUAL FUNDS PROVIDE ACCESS TO IN-DEPTH CREDIT RESEARCH AND ANALYSIS. The selection of quality bonds for your portfolio is dependent upon in-depth research and credit analysis. For most investors, this can be difficult and time consuming. Mutual funds offer the advantage of professional research, analysis and portfolio management. Experienced investment managers are dedicated to selecting appropriate investments and managing portfolios to pursue specific investment goals.

THE NATIONS FUND ADVANTAGE

A family of mutual funds provides investors with a number of advantages, including the ability to shift investment assets among funds as your financial objectives or market conditions change.(2) Nations Fund provides a broad array of professionally managed stock, bond and money market mutual funds advised by NationsBank. The Nations Fund family of mutual funds was designed to accommodate a wide variety of investment objectives across the risk/reward spectrum.

For specific information on allocating assets to more closely target your investment objectives, contact your investment representative. He or she can provide additional information, including fund prospectuses. Prospectuses contain more complete information on the funds, including charges and expenses. Always read a fund's prospectus carefully before investing or sending money.

We hope this information proves valuable in the development of your investment strategy. We look forward to helping you pursue your investment goals.

Sincerely,

/s/ A. Max Walker
--------------------------------
A. Max Walker
President and Chairman
of the Board

May 31, 1995

(1) Portfolio laddering does not reduce market risk and the principal and yield of investment securities will fluctuate with changes in market conditions.

(2) Exchange privileges may be amended with 60-days written notice from the Fund.

           Effective Asset Allocation Through The Nations Fund Family

Nations Fund portfolios span the risk/reward spectrum providing investors with the ability to pursue a wide range of objectives within a single fund family. Stock, bond and money market portfolios allow investors to pursue short-, intermediate-, and long-term investment goals ranging from preservation of principal to capital accumulation.*

                                  [LINE GRAPH]

 * Mutual fund investment returns will fluctuate with market conditions so that shares, when redeemed, may be worth more or less than original cost. Money market instruments are neither insured nor guaranteed by the U.S. government. While money market funds strive to maintain a constant $1.00 per share, there can be no assurance that the funds will be able to maintain a stable net asset value.

** Trust classes only.

NATIONS FUND
A PORTFOLIO FOR EVERY INVESTOR

Since 1874, NationsBank, investment adviser to the Nations Fund family of mutual funds, has built its success upon a long-standing commitment of quality service to customers. Conditions change rapidly in the financial world, but the requirements for sustained success remain constant: quality products and services; a responsible investment philosophy; and a wealth of knowledge and resources.

These characteristics are the guiding principles behind a family of mutual funds with you, the Nations Fund investor, in mind. All of the funds are advised by and made available through NationsBank, which, with its affiliates, has more than $171 billion in assets, over seven million clients, and one of the country's largest branch systems.

As investment adviser, NationsBank provides professional management of your money which parallels the approach that has established NationsBank and its affiliates as leaders in trust and institutional investment services, currently managing over $57 billion.

A responsible investment approach guides every decision within the Nations Fund family, whether the goal is based on long-term growth or current income. These decisions are backed by substantial professional resources consisting of experienced equity and fixed income analysts, researchers and portfolio managers.

There are currently 39 funds in the Nations Fund family, with assets totaling over $16 billion, to help you with retirement planning, college savings or any other long-range financial goal.

FOR GROWTH OF CAPITAL
(Investments primarily in stocks)
-----------------------------------
 NATIONS CAPITAL GROWTH FUND
 Objective:  To seek long-term capital appreciation.
 Approach: Invests in stocks with superior growth characteristics, selling at reasonable prices, that should outperform the market over time. The Fund focuses on companies with assets over $500 million. Selection criteria include above average growth potential, solid financials, and above average return on equity and earnings growth relative to the S&P 500 Index.

 NATIONS EMERGING GROWTH FUND
 Objective:  To seek capital appreciation.
 Approach: Invests in common stocks and convertible securities that are expected to demonstrate superior earnings growth relative to most publicly traded companies. Companies selected will have revenues of $50 million to $1.5 billion, a debt ratio of less than 50% of total capital, and generally less than $2 billion in capitalization.

 NATIONS EQUITY INDEX FUND*
 Objective: To seek investment results that correspond, before fees and expenses, to the total return of common stocks publicly traded in the U.S., as represented by the S&P 500 Index.
 Approach: Portfolio holdings are structured according to the S&P 500 Index in an effort to duplicate the performance of the Index.

 NATIONS DISCIPLINED EQUITY FUND (formerly Nations Special Equity Fund)
 Objective:  To seek long-term capital appreciation.
 Approach: Invests primarily in common stocks of companies exhibiting the potential for significant increases in their earnings per share.

 NATIONS INTERNATIONAL
 EQUITY FUND
 Objective: To seek a high total return on its assets from long-term growth of capital.
 Approach: Invests primarily in an internationally diversified portfolio of marketable equity securities of non-U.S. issuers. The Fund may invest in countries located in the Far East, Western Europe, Australia and other countries.

FOR GROWTH AND INCOME
(Investments primarily in stocks)
-----------------------------------
 NATIONS EQUITY INCOME FUND
 Objective: To seek to provide high current income primarily through investments in equity securities (including convertible securities) having a relatively high current yield. Secondarily, equity securities will be selected which NationsBank believes have favorable prospects for increasing dividend income and/or capital appreciation.
 Approach:  Invests in common stocks
 and convertible securities that together exhibit above average current dividend yields relative to that of the S&P 500 Index. Selects stocks of companies exhibiting five years of stable or increasing dividends, established operating histories, strong balance sheets and other favorable financial characteristics.

 NATIONS VALUE FUND
 Objective: To seek long-term capital growth with income a secondary consideration.
 Approach: Utilizes a fundamental approach focusing on individual company value and projected earnings per share. The Fund seeks to invest in companies with above market dividend yield, low price-to-earnings ratios and more than $300 million in assets. Investments are diversified across all major industries and economic sectors.

FOR GROWTH OF INCOME, CURRENT
INCOME AND GROWTH OF CAPITAL
(Investments in stocks, bonds and money markets)
-----------------------------------

 NATIONS BALANCED ASSETS FUND
 Objective:  Total investment return
 through a combination of growth of capital and current income consistent with the preservation of capital.
 Approach: Allocates assets among common stocks, bonds and money market instruments. Seeks stocks of high quality companies with above average earnings potential and return on equity. Potential volatility is reduced through inclusion of investment grade bonds.

FOR CURRENT INCOME
(Investments in fixed income obligations)
-----------------------------------
 NATIONS
 SHORT-INTERMEDIATE
 GOVERNMENT FUND
 Objective: To seek as high a level of current income as is consistent with prudent investment risk.
 Approach: Invests in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements relating to such obligations. Under normal market conditions, the Fund is expected to have an average dollar weighted maturity of between two and seven years.#

 NATIONS MANAGED BOND FUND
 Objective: To seek a high level of current income consistent with relative stability of principal.
 Approach: Invests primarily in investment grade corporate and government fixed income and related securities. Under normal market conditions, the Fund is expected to have an average weighted maturity of between five and fifteen years.

 NATIONS SHORT-TERM
 INCOME FUND
 Objective: To seek as high a level of current income as is consistent with prudent investment risk.
 Approach: Invests primarily in investment grade corporate and mortgage-backed bonds. Under normal market conditions, the Fund is expected to have an average dollar weighted maturity of three years or less.

 NATIONS DIVERSIFIED
 INCOME FUND
 Objective: To seek as high a level of current income as is consistent with prudent investment risk.
 Approach: Invests in a broad range of corporate, government and agency fixed income securities, and may include no more than 35% below investment grade.

 NATIONS STRATEGIC
 FIXED INCOME FUND
 Objective: To maximize total investment return through the active management of fixed income securities.
 Approach: Invests primarily in a mix of investment grade corporate, government and mortgage-backed securities.

 NATIONS GOVERNMENT
 SECURITIES FUND
 Objective:  To provide current income and preservation of capital.
 Approach: Invests in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.#

FOR CURRENT INCOME
(Investments in fixed income obligations)
-----------------------------------
 NATIONS ADJUSTABLE RATE
 GOVERNMENT FUND
 Objective: To seek a high level of current income consistent with minimum fluctuation of share price.
 Approach: Invests primarily in adjustable rate mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.#

 NATIONS MORTGAGE-BACKED
 SECURITIES FUND*
 Objective: To seek as high a level of total investment return as is consistent with prudent investment risk.
 Approach: Invests primarily in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.#
FOR TAX-EXEMPT INCOME
(Investments in municipal securities)
-----------------------------------
 NATIONS MUNICIPAL INCOME FUND+
 Objective: To seek a high level of current interest income that is exempt from federal income taxes.
 Approach: Invests primarily in investment grade tax-exempt obligations across a wide range of municipalities and geographic regions to add diversity to the Fund.

 NATIONS INTERMEDIATE
 MUNICIPAL BOND FUND+
 Objective:  To seek higher than money market yields.
 Approach: Invests primarily in intermediate-term, investment grade municipal securities which make interest payments that are exempt from federal income taxes.

 NATIONS SHORT-TERM
 MUNICIPAL INCOME FUND+
 Objective: To seek a high level of current interest income that is exempt from federal income taxes.
 Approach: Invests primarily in short-term (average weighted maturity 1 - 3 years) investment grade tax-exempt obligations across a wide range of municipalities and geographic regions to add diversity to the Fund.

 NATIONS FLORIDA
 INTERMEDIATE MUNICIPAL
 BOND FUND+
 Objective: To seek a high level of current interest income exempt from federal income and the Florida state intangibles tax, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in Florida intermediate municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.
FOR TAX-EXEMPT INCOME
(Investments in municipal securities)
-----------------------------------
 NATIONS FLORIDA
 MUNICIPAL BOND FUND+
 Objective: To seek a high level of current interest income exempt from federal income and the Florida state intangibles tax, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in Florida municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 NATIONS GEORGIA
 INTERMEDIATE
 MUNICIPAL BOND FUND+
 Objective: To seek a high level of current interest income exempt from federal and Georgia state income taxes and state intangibles taxes, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in Georgia intermediate municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 NATIONS GEORGIA
 MUNICIPAL BOND FUND+
 Objective: To seek a high level of current interest income exempt from federal and Georgia state income taxes and state intangibles taxes, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in Georgia municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 NATIONS MARYLAND
 INTERMEDIATE MUNICIPAL
 BOND FUND+
 Objective: To seek a high level of current interest income exempt from both federal and Maryland state income taxes, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in Maryland intermediate municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.
 NATIONS MARYLAND
 MUNICIPAL BOND FUND+
 Objective: To seek a high level of current interest income exempt from both federal and Maryland state income taxes, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in Maryland municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

FOR TAX-EXEMPT INCOME
(Investments in municipal securities)
-----------------------------------
 NATIONS NORTH CAROLINA
 INTERMEDIATE MUNICIPAL
 BOND FUND+
 Objective: To seek a high level of current interest income exempt from federal and North Carolina state income taxes and state intangibles taxes, consistent with the relative stability of principal.
 Approach: Invests substantially all of its assets in North Carolina intermediate municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 NATIONS NORTH CAROLINA
 MUNICIPAL BOND FUND+
 Objective: To seek a high level of current interest income exempt from federal and North Carolina state income taxes and state intangibles taxes, consistent with the relative stability of principal.
 Approach: Invests substantially all of its assets in North Carolina municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 NATIONS SOUTH CAROLINA
 INTERMEDIATE MUNICIPAL
 BOND FUND+
 Objective: To seek a high level of current interest income exempt from both federal and South Carolina state income taxes, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in South Carolina intermediate municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 NATIONS SOUTH CAROLINA
 MUNICIPAL BOND FUND+
 Objective: To seek a high level of current interest income exempt from both federal and South Carolina state income taxes, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in South Carolina municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 NATIONS TENNESSEE
 INTERMEDIATE MUNICIPAL
 BOND FUND+
 Objective: To seek a high level of current interest income exempt from both federal and Tennessee state income taxes, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in Tennessee intermediate municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.
FOR TAX-EXEMPT INCOME
(Investments in municipal securities)
-----------------------------------
 NATIONS TENNESSEE
 MUNICIPAL BOND FUND+
 Objective: To seek a high level of current interest income exempt from both federal and Tennessee state income taxes, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in Tennessee municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 NATIONS TEXAS
 INTERMEDIATE
 MUNICIPAL BOND FUND+
Objective: To seek a high level of current interest income exempt from federal income tax, consistent with the relative stability of principal.
 Approach: Invests substantially all of its assets in Texas intermediate municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 NATIONS TEXAS
 MUNICIPAL BOND FUND+
 Objective: To seek a high level of current interest income exempt from federal income tax, consistent with the relative stability of principal.
 Approach: Invests substantially all of its assets in Texas municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 NATIONS VIRGINIA
 INTERMEDIATE
 MUNICIPAL BOND FUND+
 Objective: To seek a high level of current interest income exempt from both federal and Virginia state income taxes, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in Virginia intermediate municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.

 NATIONS VIRGINIA
 MUNICIPAL BOND FUND+
 Objective: To seek a high level of current interest income exempt from both federal and Virginia state income taxes, consistent with relative stability of principal.
 Approach: Invests substantially all of its assets in Virginia municipal bonds, including those used to support projects that benefit the public, such as roads, bridges, hospitals and schools.
 MONEY MARKET FUNDS
 FOR CURRENT INCOME AND PRESERVATION
 OF CAPITAL
 (Investments in money market securities)
 ------------------------------------
 NATIONS PRIME FUND
 Objective: To seek the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 Approach: Invests in high quality money market instruments including bank certificates of deposit, banker's acceptances and commercial paper.

 NATIONS TREASURY FUND
 Objective: The maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 Approach: Invests in U.S. Treasury obligations and repurchase agreements secured by such obligations.#

 NATIONS GOVERNMENT
 MONEY MARKET FUND
 Objective: To seek as high a level of current income as is consistent with liquidity and stability of principal.
 Approach: Invests in U.S. government obligations and repurchase agreements relating to such obligations.#

 NATIONS TAX EXEMPT FUND+
 Objective: To seek as high a level of current interest income exempt from federal income taxes as is consistent with liquidity and stability of principal.
 Approach: Invests in municipal securities, the interest on which is exempt from regular federal income tax.

# The portfolio securities held by these funds are guaranteed as to the timely payment of principal and interest only. This is not a guarantee of market value of the shares of the funds themselves.

 * Offers Trust A Shares only.

 Offers Trust A Shares, Investor A Shares and Investor C Shares only.

 + A portion of income, from municipal bonds, received by shareholders may be subject to some federal income, state and/or local tax and/or the federal alternative minimum tax.

NATIONS FUND TRUST
Nations Short-Intermediate Government Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                              MAY 31, 1995 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
   ------------------------------------------------------------
ASSET-BACKED SECURITY -- 0.5%
  (Cost $2,631,687)
$ 2,663,697   Collateralized Mortgage Securities
                Corporation, Series 1992-1,
                Class C,
                6.750% 06/20/2017...............   $  2,657,864
                                                    -----------
GOVERNMENT GUARANTEED BONDS -- 1.1%
  3,636,000   Second Attransco Trailer
                Corporation, Series A,
                8.500% 06/15/2002...............      3,794,588
  1,838,000   Third Attransco Trailer
                Corporation,
                8.200% 11/01/1997...............      1,906,208
                                                   ------------
              TOTAL GOVERNMENT GUARANTEED BONDS
                (Cost $5,547,859)...............      5,700,796
                                                    -----------
MORTGAGE-BACKED SECURITIES -- 32.3%
              FEDERAL HOME LOAN MORTGAGE
                CORPORATION (FHLMC) CERTIFICATES -- 2.1%
    819,045   Gold 5 Year Balloon,
                8.500% 01/01/1996...............        843,616
              Multiclass:
  2,000,000   Series 77, Class F,
                8.500% 06/15/2017...............      2,036,240
  2,855,465   Series 105, Class D,
                6.000% 01/15/2019...............      2,823,341
  2,139,424   Series 1188, Class E,
                7.000% 12/15/2014...............      2,136,749
  2,907,369   Series 1202, Class C,
                6.000% 12/15/2001...............      2,897,368
                                                   ------------
                                                     10,737,314
                                                   ------------
              FEDERAL NATIONAL MORTGAGE
                ASSOCIATION (FNMA)
                CERTIFICATES -- 15.6%
  5,000,000   6.200% 01/10/1997.................      4,996,100
  1,700,000   8.150% 05/11/1998.................      1,789,522
 15,000,000   7.900% 04/10/2002.................     15,246,150
  8,000,000   7.550% 06/10/2004.................      7,974,960
  5,874,595   8.000% 06/01/2008.................      6,039,495
 15,603,456   8.500% 11/01/2009.................     16,183,593
  6,305,076   9.000% 04/01/2016.................      6,602,801
              REMIC:
    429,233   Series 1989-81D,
                9.000% 06/25/2016...............        434,731
 11,000,000   Series 1992-171PD,
                6.300% 04/25/2017...............     10,852,160
  8,000,000   Series 1992-G31-G,
                7.000% 09/25/2018...............      8,017,440
                                                   ------------
                                                     78,136,952
                                                   ------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION (GNMA) CERTIFICATES -- 14.6%
  6,086,598   8.500% 02/15/2005 - 08/15/2008 (27
                Pools)..........................      6,400,466
 10,306,078   8.000% 05/15/2022.................     10,560,432
 10,000,000   7.500% 10/01/2024, TBA++..........     10,062,500
 45,000,000   8.000% 01/15/2025, TBA++..........     46,110,600
                                                   ------------
                                                     73,133,998
                                                   ------------
              TOTAL MORTGAGE-BACKED SECURITIES
                (Cost $160,564,948).............    162,008,264
                                                    -----------

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
   ------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITY -- 3.8%
  (Cost $18,455,964)
$20,000,000   Federal Home Loan Bank,
                4.550% 10/20/2000...............   $ 19,017,000
                                                    -----------
U.S. TREASURY OBLIGATIONS -- 70.7%
              U.S. TREASURY BILL -- 5.9%
 30,000,000   5.760% + 09/21/1995...............     29,472,200
                                                   ------------
              U.S. TREASURY BOND -- 0.9%
  3,500,000   10.375% 11/15/2012................      4,606,315
                                                   ------------
              U.S. TREASURY NOTES -- 63.9%
 30,000,000   9.250% 01/15/1996.................     30,595,200
 63,000,000   7.750% 03/31/1996.................     63,915,390
 60,000,000   7.625% 04/30/1996.................     60,890,400
 41,000,000   7.375% 05/15/1996.................     41,551,040
 10,000,000   8.000% 10/15/1996.................     10,275,000
  5,000,000   6.875% 10/31/1996.................      5,067,200
 25,000,000   7.250% 11/15/1996.................     25,476,500
 25,000,000   6.750% 02/28/1997.................     25,367,250
 15,000,000   7.500% 02/15/2005.................     16,260,900
 40,000,000   6.500% 05/15/2005.................     40,612,400
                                                   ------------
                                                    320,011,280
                                                   ------------
              TOTAL U.S. TREASURY
                OBLIGATIONS
                (Cost $352,144,422).............    354,089,795
                                                    -----------
TOTAL SECURITIES
  (Cost $539,344,880)...........................    543,473,719
                                                    -----------
REPURCHASE AGREEMENT -- 2.2%
  (Cost $10,755,000)
 10,755,000   Agreement with CS First Boston
                Corporation, 6.050% dated
                05/31/1995, to be repurchased at
                $10,756,807 on 06/01/1995,
                collateralized by $11,023,963
                market value of U.S. Treasury
                Bonds at 7.625% and 11.750%,
                with maturities of 02/15/2025
                and 02/15/2010, respectively....     10,755,000
                                                    -----------
TOTAL
INVESTMENTS
  (Cost  $550,099,880*)............     110.6%      554,228,719
OTHER ASSETS AND
  LIABILITIES (NET)................     (10.6)      (53,147,829)
                                         ----      ------------
NET ASSETS.........................     100.0%     $501,080,890
                                         ----      ------------

---------------

 * Aggregate cost for Federal tax purposes.

 + Rate represents annualized yield at date of purchase.

++ Security purchased on a when-issued or delayed delivery basis (Note 1).

ABBREVIATIONS:

BALLOON   5 and 7 year mortgages with larger dollar
          amounts of payments falling due in the later
          years of the obligation.
GOLD      Payments are on accelerated 45 day payment cycle
          instead of regular 75 day cycle.
REMIC     Real Estate Mortgage Investment Conduit
TBA       To Be Announced

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Managed Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                              MAY 31, 1995 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
   ------------------------------------------------------------
ASSET-BACKED SECURITIES -- 10.3%
$ 3,250,000   Banc One Auto Trust, Series
                1995-A, Class A2,
                6.650% 05/15/1997...............   $  3,262,187
  2,902,047   Daimler-Benz Auto Grantor Trust,
                Series 1994-A, Class A,
                5.950% 12/15/2000...............      2,890,257
  2,779,893   EQCC Home Equity Loan Trust,
                Series 1994-2, Class A1,
                6.350% 06/15/2014...............      2,762,519
  1,988,719   Green Tree Financial Corporation,
                Series 1994-4, Class A-1,
                6.550% 07/15/2019+..............      1,992,438
     45,174   Morgan Stanley Mortgage, CMO,
                8.000% 07/20/2017...............         45,329
  4,500,000   Standard Credit Card Master Trust,
                Series 1995-3, Class A,
                7.850% 02/07/2002...............      4,748,895
                                                   ------------
              TOTAL ASSET-BACKED SECURITIES
                (Cost $15,446,254)..............     15,701,625
                                                    -----------
CORPORATE NOTES -- 9.2%
              BANKING AND FINANCE -- 6.3%
  2,000,000   Beneficial Corporation, MTN,
                8.100% 11/23/1998...............      2,094,660
  1,750,000   Capital One Bank,
                8.125% 02/27/1998...............      1,797,897
              Ford Motor Credit Corporation,
                MTN:
  2,000,000   5.750% 05/14/1998.................      1,963,240
  2,000,000   7.450% 07/12/1999.................      2,058,380
  1,750,000   General Motors Acceptance
                Corporation, MTN,
                5.000% 01/27/1997...............      1,713,197
                                                   ------------
                                                      9,627,374
                                                   ------------
              TELECOMMUNICATIONS -- 1.9%
  2,500,000   TKR Cable 1, Inc., Sr. Deb.,
                10.500% 10/30/2007..............      2,856,250
                                                   ------------
              TRANSPORTATION -- 1.0%
  1,500,000   Quantas Airways Limited, Sr. Note,
                6.625% 06/30/1998**.............      1,493,205
                                                   ------------
              TOTAL CORPORATE NOTES
                (Cost $13,882,014)..............     13,976,829
                                                    -----------
FOREIGN BONDS AND NOTES -- 1.7%
  1,500,000   Banponce Financial Corporation,
                MTN,
                7.650% 05/03/2000...............      1,549,200
  1,000,000   Skandia Capital AB, Guaranteed
                Eurobonds,
                6.000% 02/11/1998...............        977,200
                                                   ------------
              TOTAL FOREIGN BONDS
                AND NOTES
                (Cost $2,457,895)...............      2,526,400
                                                    -----------
MORTGAGE-BACKED SECURITIES -- 16.4%
              FEDERAL NATIONAL MORTGAGE
                ASSOCIATION (FNMA)
                CERTIFICATES -- 6.1%
  1,462,824   8.500% 11/01/2009.................      1,517,212
  3,400,000   7.500% 01/01/2024, TBA++..........      3,414,858
  4,500,000   7.000% 06/15/2024, TBA++..........      4,426,875
                                                   ------------
                                                      9,358,945
                                                   ------------
 MORTGAGE-BACKED SECURITIES -- (CONTINUED)
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION (GNMA) CERTIFICATES -- 10.3%
$ 8,989,056   8.000% 06/15/2022 - 03/15/2025,
                (3 Pools).......................   $  9,210,906
    808,682   9.000% 04/15/2020 - 11/15/2027,
                (3 Pools).......................        837,111
  1,500,000   7.000% 12/21/2009, TBA++..........      1,510,305
  4,000,000   8.000% 06/01/2024, TBA++..........      4,098,720
                                                   ------------
                                                     15,657,042
                                                   ------------
              TOTAL MORTGAGE-BACKED SECURITIES
                  (Cost $24,656,858)............     25,015,987
                                                    -----------
U.S. TREASURY OBLIGATIONS -- 69.8%
              U.S. TREASURY BONDS -- 36.5%
 12,050,000   10.750% 08/15/2005................     15,938,053
 11,000,000   12.750% 11/15/2010................     16,168,240
 18,000,000   8.875% 08/15/2017.................     22,263,660
  1,000,000   8.750% 08/15/2020.................      1,232,340
                                                   ------------
                                                     55,602,293
                                                   ------------
              U.S. TREASURY NOTES -- 33.3%
 13,500,000   5.500% 04/30/1996.................     13,453,560
 13,650,000   7.375% 05/15/1996.................     13,833,456
  4,000,000   6.000% 11/30/1997.................      4,006,880
 19,900,000   5.125% 04/30/1998.................     19,467,772
                                                   ------------
                                                     50,761,668
                                                   ------------
              TOTAL U.S. TREASURY OBLIGATIONS
                (Cost $101,083,728).............    106,363,961
                                                    -----------
TOTAL SECURITIES
  (Cost $157,526,749)...........................    163,584,802
                                                    -----------
REPURCHASE AGREEMENT -- 3.8%
  (Cost $5,831,000)
  5,831,000   Agreement with CS First Boston
                Corporation, 6.050% dated
                05/31/1995, to be repurchased at
                $5,831,980 on 06/01/1995,
                collateralized by $5,976,823
                market value of U.S. Treasury
                Bonds at 7.625% and 11.750% with
                maturities of 02/15/2025 and
                02/15/2010, respectively........      5,831,000
                                                    -----------
TOTAL INVESTMENTS
  (Cost $163,357,749*).................   111.2%    169,415,802
OTHER ASSETS AND
  LIABILITIES (NET)....................   (11.2)    (17,070,844)
                                          -----    ------------
NET ASSETS.............................   100.0%   $152,344,958
                                           ----     -----------

---------------
 * Aggregate cost for Federal tax purposes.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 + Variable rate security. The interest rate shown reflects the rate currently in effect.
++ Security purchased on a when-issued or delayed delivery basis (Note 1).

ABBREVIATIONS:

CMO     Collateralized Mortgage Obligation
MTN     Medium Term Note
TBA     To Be Announced

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Short-Term Income Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                              MAY 31, 1995 (UNAUDITED)

 PRINCIPAL                                             VALUE
  AMOUNT                                             (NOTE 1)
   ------------------------------------------------------------
ASSET-BACKED SECURITIES -- 19.2%
$ 3,177,021   EQCC Home Equity Loan Trust, Series
                1994-2, Class A1,
                6.350% 06/15/2014................   $ 3,157,164
  4,451,875   First Bank Automobile Receivables
                Grantor Trust, Series 1995-A,
                Class A,
                8.000% 01/15/2000................     4,538,130
  2,000,000   Ford Credit Auto Lease Trust,
                Series 1995-1, Class A2,
                6.350% 10/15/1998................     2,001,240
  3,000,000   Ford Credit Auto Loan Master Trust,
                Series 1992-2, 7.375%
                04/15/1999.......................     3,060,000
  4,365,000   National Credit Card Trust
                Certificates, Series 1989-4,
                9.450% 12/31/1997................     4,500,010
  5,500,000   Olympic Automobile Receivables
                Trust, Series 1995-B, Class A2,
                7.350% 10/15/2001................     5,603,125
  3,000,000   Premier Auto Trust, Series 1994-3,
                Class A3,
                6.500% 11/02/1997................     3,010,290
  2,247,465   SCFC Recreation Vehicle Loan,
                1991-1, 7.250% 09/15/2006........     2,260,095
  4,000,000   Sears Credit Account Master Trust
                II, Series 1994-2, Class A,
                7.250% 02/15/1998................     4,090,000
  4,000,000   Standard Credit Card Master Trust,
                Series 1990-6, Class A,
                9.375% 09/10/1998................     4,242,480
                                                    -----------
              TOTAL ASSET-BACKED SECURITIES
                (Cost $36,024,299)...............    36,462,534
                                                     ----------
CORPORATE NOTES -- 51.1%
              BANK -- 4.6%
  1,000,000   Capital One Bank,
                8.125% 02/27/1998................     1,027,370
  3,000,000   Citicorp, 8.750% 11/01/1996........     3,091,860
      1,102   Home Savings & Loan Association of
                California, MTN,
                8.920% 03/01/2008+...............         1,097
  4,500,000   Home Savings of America,
                California, Sub. Note,
                10.500% 06/12/1997...............     4,635,045
                                                    -----------
                                                      8,755,372
                                                    -----------
              BEVERAGES -- 1.9%
  4,000,000   Dr. Pepper/Seven-Up Companies, Sr.
                Sub. Note, Zero Coupon through
                11/01/1997 then
                11.500% 11/01/2002...............     3,579,680
                                                    -----------
              BROKERAGE -- 4.7%
  4,000,000   Morgan Stanley Group Inc., MTN,
                7.790% 02/03/1997................     4,093,360
  5,000,000   Paine Webber Group Inc., Sr. Note,
                6.250% 06/15/1998................     4,882,750
                                                    -----------
                                                      8,976,110
                                                    -----------
              CAPTIVE FINANCE -- 17.0%
  4,000,000   AT&T Capital Corporation, MTN,
                7.720% 01/31/1997................     4,092,600
  4,000,000   Florida Progress Capital Holding,
                MTN,
                8.250% 09/05/1996**..............     4,146,650

 PRINCIPAL                                             VALUE
  AMOUNT                                             (NOTE 1)
   ------------------------------------------------------------
CORPORATE NOTES -- (CONTINUED)
              CAPTIVE FINANCE -- (CONTINUED)
              Ford Motor Credit Corporation, MTN:
$ 1,000,000   9.200% 05/07/1997..................   $ 1,052,230
  4,250,000   6.050% 03/31/1998..................     4,208,520
  4,000,000   General Electric Capital
                Corporation, MTN,
                6.891% 04/07/1997................     4,045,760
  7,000,000   General Motors Acceptance
                Corporation, MTN,
                7.500% 03/16/1998................     7,164,570
  4,500,000   Potomac Capital Investment Company,
                MTN,
                6.190% 04/28/1997**..............     4,428,873
  3,000,000   Textron Financial Corporation, MTN,
                7.380% 08/30/1998**..............     3,065,250
                                                    -----------
                                                     32,204,453
                                                    -----------
              ENERGY -- 4.6%
  2,300,000   Occidental Petroleum Corporation,
                Sr. Deb.,
                11.750% 03/15/2011...............     2,492,096
  6,000,000   Tennessee Gas Pipeline
                Company, Deb.,
                9.250% 05/15/1996................     6,145,440
                                                    -----------
                                                      8,637,536
                                                    -----------
              INDEPENDENT FINANCE -- 9.2%
  5,000,000   ADVANTA Corporation, MTN,
                7.400% 11/04/1996................     5,056,700
  3,000,000   CIT Group Holdings Inc., MTN,
                7.625% 12/05/1996................     3,058,860
  2,750,000   Greyhound Financial Corporation,
                8.250% 03/11/1997................     2,830,465
  4,000,000   Household Finance Corporation, Sr.
                Note,
                7.625% 12/15/1996................     4,074,120
  2,500,000   North American Mortgage Company,
                MTN,
                5.800% 11/02/1998................     2,420,875
                                                    -----------
                                                     17,441,020
                                                    -----------
              INDUSTRIAL -- 3.5%
  3,500,000   Comdisco, Inc., MTN,
                7.730% 02/18/1997................     3,561,040
  3,000,000   Whitman Corporation, MTN,
                8.120% 01/27/1997................     3,071,310
                                                    -----------
                                                      6,632,350
                                                    -----------
              INSURANCE -- 2.6%
  5,000,000   Unum Corporation, MTN,
                6.160% 05/01/1996................     4,996,600
                                                    -----------
              RETAIL -- 2.9%
              Sears, Roebuck & Company, MTN:
  4,000,000   7.690% 02/27/1998..................     4,204,250
  1,130,000   9.230% 08/06/1998..................     1,217,767
                                                    -----------
                                                      5,422,017
                                                    -----------
              TELECOMMUNICATIONS -- 0.1%
    250,000   Bell Atlantic Tricon Corporation,
                8.000% 03/03/1997................       257,260
                                                    -----------
              TOTAL CORPORATE NOTES
                (Cost $95,695,140)...............    96,902,398
                                                     ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Short-Term Income Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                  MAY 31, 1995 (UNAUDITED)

 PRINCIPAL                                             VALUE
  AMOUNT                                             (NOTE 1)
   ------------------------------------------------------------
                 FOREIGN BONDS AND NOTES -- 13.2%
              Banponce Financial Corporation,
                MTN:
$ 5,000,000   5.450% 01/07/1997..................   $ 4,924,500
  2,000,000   8.320% 01/30/1997..................     2,056,600
  3,000,000   Boral Limited, Note,
                7.340% 06/20/1997................     3,031,500
  5,680,000   Equitable-Lord Realty
                Corporation, Euronote,
                10.500% 12/30/1997...............     6,088,960
  1,950,000   Fletcher Challenge, Deb.,
                9.800% 06/15/1998................     2,113,722
  7,000,000   Skandia Capital AB, Guaranteed
                Eurobonds,
                6.000% 02/11/1998................     6,840,400
                                                    -----------
              TOTAL FOREIGN BONDS
                AND NOTES
                (Cost $24,870,840)...............    25,055,682
                                                     ----------
U.S. GOVERNMENT AGENCY -- 1.1%
  (Cost $2,038,291)
              FEDERAL NATIONAL MORTGAGE
                ASSOCIATION (FNMA)
                CERTIFICATE -- 1.1%
  2,000,000   8.632% 01/01/1996..................     2,025,880
                                                     ----------
U.S. TREASURY NOTES -- 13.7%
  5,500,000   8.500% 04/15/1997..................     5,753,495
 18,500,000   9.250% 08/15/1998..................    20,234,375
                                                    -----------
              TOTAL U.S. TREASURY NOTES (Cost
                $25,561,403).....................    25,987,870
                                                     ----------
TOTAL SECURITIES
  (Cost $184,189,973)............................   186,434,364
                                                     ----------

 PRINCIPAL                                             VALUE
  AMOUNT                                             (NOTE 1)
   ------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.1%
  (Cost $238,000)
$   238,000   Agreement with CS First Boston
                Corporation, 6.050% dated
                05/31/1995, to be repurchased at
                $238,040 on 06/01/1995,
                collateralized by $243,952 market
                value of U.S. Treasury Bonds at
                7.625% and 11.750%, with
                maturities of 02/15/2025 and
                02/15/2010, respectively.........   $   238,000
                                                     ----------
TOTAL INVESTMENTS
  (Cost $184,427,973*).................    98.4%    186,672,364
OTHER ASSETS AND
  LIABILITIES (NET)....................     1.6       2,970,117
                                          -----    ------------
NET ASSETS.............................   100.0%   $189,642,481
                                           ----     -----------

---------------
 * Aggregate cost for Federal tax purposes.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 + Variable rate security. The interest rate shown reflects the rate currently in effect.

ABBREVIATION:


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Adjustable Rate Government Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                              MAY 31, 1995 (UNAUDITED)

PRINCIPAL                                              VALUE
  AMOUNT                                             (NOTE 1)
   ------------------------------------------------------------
ASSET-BACKED SECURITY -- 1.7%
  (Cost $784,313)
$  737,178   Drexel Burnham Lambert, Series S-2,
               9.000% 08/01/2018.................   $   786,937
                                                     ----------
MORTGAGE-BACKED SECURITIES -- 77.4%
             FEDERAL HOME LOAN MORTGAGE
               CORPORATION (FHLMC) CERTIFICATES -- 11.1%
   150,775   6.500% 09/01/2003...................       148,439
   878,565   8.500% 04/01/2008...................       907,207
   265,674   7.312% 06/01/2016+..................       267,969
   252,106   7.309% 07/01/2022+..................       259,079
   144,650   7.688% 12/01/2022+..................       148,357
 1,206,178   6.366% 04/01/2023+..................     1,244,245
 1,991,755   5.293% 11/01/2024+..................     2,019,759
                                                    -----------
                                                      4,995,055
                                                    -----------
             FEDERAL NATIONAL MORTGAGE
               ASSOCIATION (FNMA)
               CERTIFICATES -- 54.0%
   315,580   9.000% 04/01/2016...................       330,482
   952,330   7.214% 07/01/2017+..................       976,586
 3,423,464   7.445% 06/01/2018+..................     3,547,565
 2,947,909   6.907% 11/01/2018+..................     3,025,292
 2,858,279   7.503% 12/01/2020+..................     2,969,923
 1,769,666   7.189% 12/01/2021+..................     1,814,191
   582,823   7.288% 08/01/2022+..................       590,472
   805,126   6.630% 11/01/2022+..................       804,989
   312,710   7.605% 11/01/2022+..................       319,746
 2,010,450   8.009% 03/01/2023+..................     2,090,868
 3,901,692   5.250% 08/01/2024+..................     4,043,129
 4,000,000   REMIC, Certificate 1992-204FG,
               6.090% 01/25/2022+................     3,712,480
                                                    -----------
                                                     24,225,723
                                                    -----------
             GOVERNMENT NATIONAL MORTGAGE
               ASSOCIATION (GNMA II) CERTIFICATES -- 12.3%
 1,599,098   6.000% 04/20/2022+..................     1,627,338
 1,139,911   6.500% 02/20/2023+ (2 Pools)........     1,154,524
 2,691,668   6.000% 05/20/2023+..................     2,736,242
                                                    -----------
                                                      5,518,104
                                                    -----------
             TOTAL MORTGAGE-BACKED SECURITIES
               (Cost $34,882,925)................    34,738,882
                                                     ----------

PRINCIPAL                                              VALUE
  AMOUNT                                             (NOTE 1)
   ------------------------------------------------------------
U.S. GOVERNMENT AGENCY
    SECURITIES -- 3.3%
             STUDENT LOAN MARKETING ASSOCIATION
               (SLMA) CERTIFICATES -- 3.3%
$1,000,000   6.040% 08/02/1999+..................   $   993,470
   500,000   Series 10-J,
               5.180% 06/01/1998+................       480,135
                                                    -----------
             TOTAL U.S. GOVERNMENT AGENCY
               SECURITIES
               (Cost $1,498,696).................     1,473,605
                                                     ----------
U.S. TREASURY NOTES -- 6.7%
 1,000,000   5.125% 03/31/1996...................       993,910
    74,000   7.250% 11/15/1996...................        75,410
 2,000,000   4.750% 09/30/1998...................     1,925,320
                                                    -----------
             TOTAL U.S. TREASURY NOTES
               (Cost $3,082,265).................     2,994,640
                                                     ----------
TOTAL SECURITIES
  (Cost $40,248,199).............................    39,994,064
                                                     ----------
REPURCHASE AGREEMENT -- 10.9%
  (Cost $4,896,000)
 4,896,000   Agreement with CS First Boston
               Corporation, 6.050% dated
               05/31/1995, to be repurchased at
               $4,896,823 on 06/01/1995,
               collateralized by $5,018,440
               market value of U.S. Treasury
               Bonds at 7.625% and 11.750% with
               maturities of 02/15/2025 and
               02/15/2010, respectively..........     4,896,000
                                                     ----------
TOTAL                                       100.0%
INVESTMENTS
  (Cost
  $45,144,199*)...                                   44,890,064
OTHER ASSETS AND LIABILITIES
  (NET)...........................      (0.0)            (6,250)
                                        ----         ----------
NET ASSETS........................     100.0%       $44,883,814
                                        ----         ----------

---------------
* Aggregate cost for Federal tax purposes.
+ Variable rate security. The interest rate shown reflects the rate currently in effect.

ABBREVIATION:

REMIC   Real Estate Mortgage Investment Conduit

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Diversified Income Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                              MAY 31, 1995 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
   ------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 46.1%
              BANKING AND FINANCE -- 8.1%
$ 2,000,000   General Motors Acceptance
                Corporation, MTN,
                7.500% 07/24/2000...............   $  2,057,040
  1,499,370   G.P.A. Leasing USA, Series BN-5,
                9.125% 12/02/1996**.............      1,404,055
  2,000,000   Paine Webber Group, Inc., Sr.
                Note, Shelf 9,
                8.875% 03/15/2005...............      2,152,320
  1,500,000   SunAmerica Inc., Sr. Note,
                9.000% 01/15/1999...............      1,600,245
  2,000,000   TIG Holdings, Inc., Note,
                8.125% 04/15/2005...............      2,092,260
                                                   ------------
                                                      9,305,920
                                                   ------------
              COMPUTER -- 1.4%
  1,500,000   Unisys Corporation, Sr. Note,
                10.625% 10/01/1999..............      1,605,000
                                                   ------------
              ENERGY -- 6.5%
  2,000,000   Clark Oil & Refining Corporation,
                Sr. Note,
                9.500% 09/15/2004...............      2,050,000
  1,500,000   Coastal Corporation, Sr. Deb.,
                11.750% 06/15/2006..............      1,612,500
  2,000,000   Cogentrix Energy, Inc., Sr. Note,
                8.100% 03/15/2004...............      2,006,260
  1,500,000   USX-Marathon Group, Deb.,
                9.625% 08/15/2003...............      1,677,660
                                                   ------------
                                                      7,346,420
                                                   ------------
              ENTERTAINMENT -- 1.4%
  1,500,000   Time Warner Inc., Deb.,
                9.150% 02/01/2023...............      1,535,085
                                                   ------------
              FOOD -- 2.2%
  1,500,000   Borden, Inc., Sinking Fund Deb.,
                9.250% 06/15/2019...............      1,502,205
  1,000,000   Chiquita Brands International
                Inc., Sub. Note,
                11.500% 06/01/2001..............      1,035,000
                                                   ------------
                                                      2,537,205
                                                   ------------
              GAS -- 1.8%
  2,000,000   Louis Dreyfus Natural Gas
                Corporation, Sr. Sub. Note,
                9.250% 06/15/2004...............      2,100,800
                                                   ------------
              INDUSTRIAL -- 14.0%
  1,000,000   Auburn Hills Trust Certificates,
                Deb.,
                12.000% 05/01/2020+.............      1,452,420
  2,000,000   B.A.T. Capital Corporation, MTN,
                6.500% 11/24/2003...............      1,915,440
  1,000,000   Bowater Inc., Deb.,
                9.500% 10/15/2012...............      1,157,250
  1,500,000   Domtar, Inc., Sr. Note,
                12.000% 04/15/2001..............      1,732,500
  1,500,000   Inland Steel Company, First
                Mortgage, Series T,
                12.000% 12/01/1998..............      1,635,000
  2,000,000   Stone Container Corporation, Sr.
                Note,
                11.875% 12/01/1998..............      2,155,000
  1,500,000   United States Can Company,
                Sr. Sub. Note,
                13.500% 01/15/2002..............      1,668,750

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
   ------------------------------------------------------------
CORPORATE BONDS AND NOTES -- (CONTINUED)
              INDUSTRIAL -- (CONTINUED)
$ 2,000,000   Valassis Inserts Inc., Sr. Note,
                9.375% 03/15/1999...............   $  2,092,840
  2,000,000   Warren (SD) Company, Sr. Sub Note,
                12.000% 12/15/2004**............      2,190,000
                                                   ------------
                                                     15,999,200
                                                   ------------
              LEISURE -- 0.7%
  1,000,000   Bally Health & Tennis Corporation,
                13.000% 01/15/2003..............        840,000
                                                   ------------
              PUBLISHING -- 2.0%
  2,000,000   News America Holdings Inc., Deb.,
                10.125% 10/15/2012..............      2,276,640
                                                   ------------
              RETAIL -- 0.9%
  1,000,000   Hechinger Company, Sr. Deb.,
                9.450% 11/15/2012...............      1,023,480
                                                   ------------
              TELECOMMUNICATIONS -- 3.3%
  2,000,000   Jones Intercable, Inc., Sr. Note,
                9.625% 03/15/2002...............      2,055,000
  1,500,000   TKR Cable 1, Inc., Sr. Deb.,
                10.500% 10/30/2007..............      1,713,750
                                                   ------------
                                                      3,768,750
                                                   ------------
              TRANSPORTATION -- 1.3%
  1,500,000   Quantas Airways Limited, Sr. Note,
                6.625% 06/30/1998**.............      1,493,205
                                                   ------------
              UTILITIES -- 2.5%
  1,000,000   Commonwealth Edison Company, First
                Mortgage,
                8.625% 02/01/2022...............      1,032,290
    750,000   GTE Corporation, Deb.,
                7.830% 05/01/2023...............        741,840
  1,000,000   Texas Utilities Electric Company,
                First Mortgage & Collateral,
                9.750% 05/01/2021...............      1,126,420
                                                   ------------
                                                      2,900,550
                                                   ------------
              TOTAL CORPORATE BONDS
                AND NOTES
                (Cost $51,681,521)..............     52,732,255
                                                    -----------
                 FOREIGN BONDS AND NOTES -- 2.6%
  1,000,000   Hydro-Quebec, Deb., Series H,
                9.400% 02/01/2021...............      1,178,710
  1,500,000   Nova Scotia Province (of Canada),
                9.125% 05/01/2021...............      1,785,495
                                                   ------------
              TOTAL FOREIGN BONDS
                AND NOTES
                (Cost $2,861,440)...............      2,964,205
                                                    -----------
MORTGAGE-BACKED SECURITIES -- 12.4%
              FEDERAL NATIONAL MORTGAGE
                ASSOCIATION (FNMA)
                CERTIFICATES -- 3.9%
  4,500,000   7.000% 06/15/2024, TBA++..........      4,426,875
                                                   ------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION (GNMA) CERTIFICATES -- 8.5%
  9,550,094   8.000% 06/15/2022 - 08/15/2024,
                (3 Pools).......................      9,785,792
                                                   ------------
              TOTAL MORTGAGE-BACKED SECURITIES
                (Cost $13,808,986)..............     14,212,667
                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Diversified Income Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                  MAY 31, 1995 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
   ------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 37.5%
              U. S. TREASURY BONDS -- 19.1%
$ 6,500,000   12.750% 11/15/2010................   $  9,553,960
 10,000,000   8.750% 08/15/2020.................     12,323,400
                                                   ------------
                                                     21,877,360
                                                   ------------
              U. S. TREASURY NOTES -- 18.4%
  4,500,000   7.625% 04/30/1996.................      4,566,780
 17,000,000   5.750% 08/15/2003.................     16,423,530
                                                   ------------
                                                     20,990,310
                                                   ------------
              TOTAL U.S. TREASURY
                OBLIGATIONS
                (Cost $39,485,924)..............     42,867,670
                                                    -----------
TOTAL SECURITIES
  (Cost $107,837,871)...........................    112,776,797
                                                    -----------
REPURCHASE AGREEMENT -- 3.0%
                               (Cost $3,385,000)
  3,385,000   Agreement with CS First Boston
                Corporation, 6.050% dated
                05/31/1995, to be repurchased at
                $3,385,569 on 06/01/1995,
                collateralized by $3,469,663
                market value of U.S. Treasury
                Bonds at 7.625% and 11.750% with
                maturities of 02/15/2025 and
                02/15/2010, respectively........      3,385,000
                                                    -----------

                                                      VALUE
                                                     (NOTE 1)
------------------------------------------------------------
TOTAL INVESTMENTS
  (Cost $111,222,871*).................   101.6%   $116,161,797
OTHER ASSETS AND
  LIABILITIES (NET)....................    (1.6)     (1,805,538)
                                          -----    ------------
NET ASSETS.............................   100.0%   $114,356,259
                                           ----     -----------

---------------
 * Aggregate cost for Federal tax purposes.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 + Variable rate security. The interest rate shown reflects the rate currently in effect.
++ Security purchased on a when-issued or delayed delivery basis (Note 1).

ABBREVIATIONS:

MTN     Medium Term Note
TBA     To Be Announced

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Strategic Fixed Income Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                              MAY 31, 1995 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
   ------------------------------------------------------------
ASSET-BACKED SECURITIES -- 7.4%
$11,500,000   Banc One Auto Trust,
                Series 1995-A, Class A2,
                6.650% 05/15/1997...............   $ 11,543,125
  8,061,242   Daimler-Benz, Auto Grantor Trust,
                Series 1994-A, Class A,
                5.950% 12/15/2000...............      8,028,493
7,942,552..   EQCC Home Equity Loan Trust,
                Series 1994-2, Class A1,
                6.350% 06/15/2014...............      7,892,911
  5,568,415   Green Tree Financial Corporation,
                Series 1994-4, Class A-1,
                6.550% 07/15/2019+..............      5,578,828
 12,000,000   Standard Credit Card Master Trust,
                Series 1995-3, Class A,
                7.850% 02/07/2002...............     12,663,720
                                                   ------------
              TOTAL ASSET-BACKED SECURITIES
                (Cost $45,015,523)..............     45,707,077
                                                    -----------
CORPORATE NOTES -- 8.0%
              BANKING AND FINANCE -- 6.2%
  8,500,000   Ahmanson (HF) & Company, MTN,
                6.530% 06/01/1998...............      8,497,344
  5,500,000   Beneficial Corporation, MTN,
                8.100% 11/23/1998...............      5,760,315
  5,500,000   Capital One Bank,
                8.125% 02/27/1998...............      5,650,535
              Ford Motor Credit Corporation,
                MTN:
  5,500,000   5.750% 05/14/1998.................      5,398,910
  6,725,000   7.450% 07/12/1999.................      6,921,303
  6,000,000   General Motors Acceptance
                Corporation, MTN,
                5.000% 01/27/1997...............      5,873,820
                                                   ------------
                                                     38,102,227
                                                   ------------
              TELECOMMUNICATIONS -- 1.0%
  5,500,000   TKR Cable 1, Inc., Sr. Deb.,
                10.500% 10/30/2007..............      6,283,750
                                                   ------------
              TRANSPORTATION -- 0.8%
  4,500,000   Quantas Airways Limited, Sr. Note,
                6.625% 06/30/1998**.............      4,479,615
                                                   ------------
              TOTAL CORPORATE NOTES
                (Cost $48,457,164)..............     48,865,592
                                                    -----------
FOREIGN BONDS AND NOTES -- 1.4%
  5,000,000   Banponce Financial Corporation,
                MTN,
                7.650% 05/03/2000...............      5,164,000
  3,500,000   Skandia Capital AB, Guaranteed
                Eurobonds,
                6.000% 02/11/1998...............      3,420,200
                                                   ------------
              TOTAL FOREIGN BONDS
                AND NOTES
                (Cost $8,352,985)...............      8,584,200
                                                    -----------
             MORTGAGE-BACKED SECURITIES -- 17.1%
              FEDERAL NATIONAL MORTGAGE
                ASSOCIATION (FNMA)
                CERTIFICATES -- 5.0%
 13,800,000   7.000% 06/15/2024, TBA++..........     13,575,750
 11,260,000   7.500% 02/01/2024, TBA++..........     11,309,206
  5,363,688   8.500% 11/01/2009, TBA++..........      5,563,110
                                                   ------------
                                                     30,448,066
                                                   ------------

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
   ------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- (CONTINUED)
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION (GNMA)
                CERTIFICATES -- 12.1%
$ 4,000,000   7.000% 12/21/2009.................   $  4,027,480
  8,324,179   8.000% 06/15/2022.................      8,529,620
  8,556,338   8.000% 07/15/2022.................      8,767,509
 14,145,214   8.000% 03/15/2025.................     14,494,317
 25,000,000   7.000% 03/01/2024, TBA++..........     24,601,500
 13,100,000   8.000% 06/01/2024, TBA++..........     13,423,308
                                                   ------------
                                                     73,843,734
                                                   ------------
              TOTAL MORTGAGE-BACKED SECURITIES
                (Cost $103,015,507).............    104,291,800
                                                    -----------
U.S. TREASURY OBLIGATIONS -- 71.7%
              U.S. TREASURY BONDS -- 35.8%
 43,500,000   10.750% 08/15/2005................     57,535,710
 41,250,000   12.750% 11/15/2010................     60,630,900
 40,000,000   8.875% 08/15/2017.................     49,474,800
 41,505,000   8.750% 08/15/2020.................     51,148,271
                                                   ------------
                                                    218,789,681
                                                   ------------
              U.S. TREASURY NOTES -- 35.9%
 68,000,000   7.625% 04/30/1996.................     69,009,120
 54,225,000   7.375% 05/15/1996.................     54,953,784
 11,750,000   6.000% 11/30/1997.................     11,770,210
 85,975,000   5.125% 04/30/1998.................     84,107,623
                                                   ------------
                                                    219,840,737
                                                   ------------
              TOTAL U.S. TREASURY OBLIGATIONS
                (Cost $414,149,266).............    438,630,418
                                                    -----------
TOTAL SECURITIES
  (Cost $618,990,445)...........................    646,079,087
                                                    -----------
REPURCHASE AGREEMENT -- 8.3%
                              (Cost $50,848,000)
 50,848,000   Agreement with CS First Boston
                Corporation, 6.050% dated
                05/31/1995, to be repurchased at
                $50,856,545 on 06/01/1995,
                collateralized by $52,119,616
                market value of U.S. Treasury
                Bonds at 7.625% and 11.750%,
                with maturities of 02/15/2025
                and 02/15/2010, respectively....     50,848,000
                                                    -----------
TOTAL INVESTMENTS
  (Cost $669,838,445*)................   113.9%     696,927,087
OTHER ASSETS AND
  LIABILITIES (NET)...................   (13.9)     (84,995,461)
                                         -----    -------------
NET ASSETS............................   100.0%   $ 611,931,626
                                          ----     ------------

---------------
  * Aggregate cost for Federal tax purposes.
 ** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
  + Variable rate security. The interest rate shown reflects the rate currently in effect.
 ++ Security purchased on a when-issued or delayed delivery basis (Note 1).

ABBREVIATIONS:

MTN     Medium Term Note
TBA     To Be Announced

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
Nations Mortgage-Backed Securities Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                              MAY 31, 1995 (UNAUDITED)

 PRINCIPAL                                             VALUE
  AMOUNT                                             (NOTE 1)
   ------------------------------------------------------------

MORTGAGE-BACKED SECURITIES -- 90.6%
              COLLATERALIZED MORTGAGE OBLIGATIONS
                (CMO) -- 2.6%
$   667,438   First Boston Mortgage Securities,
                CMO, Series 1989-5, Class A-1,
                7.500% 12/25/2019................   $   677,761
    778,853   Resolution Trust Corporation,
                Series 91-3, Class A-2,
                10.399% 08/25/2021+..............       814,145
                                                    -----------
                                                      1,491,906
                                                    -----------
              FEDERAL HOME LOAN MORTGAGE
                CORPORATION (FHLMC) CERTIFICATES - 18.9%
    366,601     7.500% 08/01/2008 - 06/01/2009,
                (2 Pools)........................       366,848
  4,516,619     8.000% 08/01/2007 - 05/01/2017,
                (7 Pools)........................     4,615,780
  4,819,587     8.500% 02/01/2008 - 05/01/2017,
                (3 Pools)........................     4,970,942
  1,077,418     9.500% 04/01/2018 - 06/01/2021,
                (4 Pools)........................     1,130,438
                                                    -----------
                                                     11,084,008
                                                    -----------
              FEDERAL NATIONAL MORTGAGE
                ASSOCIATION (FNMA)
                CERTIFICATES -- 32.9%
  8,464,484     7.500% 08/01/2022 - 06/01/2023,
                (13 Pools).......................     8,501,474
    817,212     8.000% 05/01/2009 - 07/01/2017,
                (3 Pools)........................       839,887
    279,159     8.250% 04/01/2009, (2 Pools).....       286,994
  3,878,749     8.500% 11/01/2009 - 02/01/2017,
                (3 Pools)........................     4,026,472
  3,925,791     9.000% 10/01/2019................     4,102,452
  1,500,000     7.500% 02/01/2024, TBA++.........     1,506,555
                                                    -----------
                                                     19,263,834
                                                    -----------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION (GNMA) CERTIFICATES -- 36.2%
  1,706,881     7.000% 06/15/2023, (3 Pools).....     1,679,674
    926,474     8.000% 09/15/2006 - 12/15/2007,
                (5 Pools)........................       960,957
  1,221,711     8.500% 07/15/2016 - 07/15/2021,
                (10 Pools).......................     1,277,206
  6,843,338     9.000% 11/15/2008 - 07/15/2017,
                (17 Pools).......................     7,240,561
    804,991     9.500% 06/15/2009 - 07/15/2018,
                (5 Pools)........................       853,709
  1,304,689     10.000% 11/15/2009 - 08/15/2020,
                (13 Pools).......................     1,415,481
    297,233     11.750% 09/15/2000 - 12/15/2000,
                (2 Pools)........................       318,783
     52,311     12.750% 12/15/1997...............        56,136

 PRINCIPAL                                             VALUE
  AMOUNT                                             (NOTE 1)
   ------------------------------------------------------------

MORTGAGE-BACKED SECURITIES -- (CONTINUED)
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION (GNMA)
                CERTIFICATES -- (CONTINUED)
$ 2,500,000     6.500% 05/15/2025, TBA++.........   $ 2,399,200
  5,000,000     7.000% 12/21/2009, TBA++.........     5,034,350
                                                    -----------
                                                     21,236,057
                                                    -----------
              TOTAL MORTGAGE-BACKED SECURITIES
                (Cost $52,967,889)...............    53,075,805
                                                     ----------
U.S. TREASURY OBLIGATIONS -- 20.7%
              U.S. TREASURY BOND -- 0.2%
    100,000     8.500% 02/15/2020................       120,109
                                                    -----------
              U.S. TREASURY NOTES -- 20.5%
  4,000,000     7.625% 04/30/1996................     4,059,360
  5,000,000     7.500% 02/15/2005................     5,420,300
  2,500,000     6.500% 05/15/2005................     2,538,275
                                                    -----------
                                                     12,017,935
                                                    -----------
              TOTAL U.S. TREASURY OBLIGATIONS
                (Cost $11,813,895)...............    12,138,044
                                                     ----------
TOTAL SECURITIES
  (Cost $64,781,784).............................    65,213,849
                                                     ----------
REPURCHASE AGREEMENT -- 3.5%
  (Cost $2,025,000)
  2,025,000   Agreement with CS First Boston
                Corporation, 6.050% dated
                05/31/1995, to be repurchased at
                $2,025,340 on 06/01/1995,
                collateralized by $2,075,642
                market value of U.S. Treasury
                Bonds at 7.625% and 11.750% with
                maturities of 02/15/2025 and
                02/15/2010, respectively.........     2,025,000
                                                     ----------
TOTAL INVESTMENTS
  (Cost $66,806,784*)...................   114.8%    67,238,849
OTHER ASSETS AND
  LIABILITIES (NET).....................   (14.8)    (8,650,508)
                                           -----    -----------
NET ASSETS..............................   100.0%   $58,588,341
                                            ----     ----------

---------------
 * Aggregate cost for Federal tax purposes.
 + Variable rate security. The interest rate shown reflects the rate currently in effect.
++ Security purchased on a when-issued or delayed delivery basis (Note 1).

ABBREVIATION:
TBA   To Be Announced

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES                 MAY 31, 1995 (UNAUDITED)

                               NATIONS                                      NATIONS                      NATIONS        NATIONS
                                SHORT-        NATIONS        NATIONS      ADJUSTABLE      NATIONS       STRATEGIC      MORTGAGE-
                             INTERMEDIATE     MANAGED       SHORT-TERM       RATE       DIVERSIFIED       FIXED         BACKED
                              GOVERNMENT        BOND          INCOME      GOVERNMENT       INCOME         INCOME      SECURITIES
                                 FUND           FUND           FUND          FUND           FUND           FUND          FUND
                             ---------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value.
  See accompanying
  schedules:
  Securities...............  $543,473,719   $163,584,802   $186,434,364   $39,994,064   $112,776,797   $646,079,087   $65,213,849
  Repurchase Agreements....    10,755,000      5,831,000        238,000    4,896,000       3,385,000     50,848,000     2,025,000
                             ------------   ------------   ------------   -----------   ------------   ------------   -----------
    Total Investments......   554,228,719    169,415,802    186,672,364   44,890,064     116,161,797    696,927,087    67,238,849
Cash.......................           638            519            340          976             110            680           125
Interest receivable........     4,880,271      1,625,182      3,645,195      235,190       2,154,127      6,174,200       516,622
Receivable for investment
  securities sold..........            --      7,834,750             --           --       1,749,000        407,000     2,028,750
Receivable for Fund shares
  sold.....................     1,114,804        146,452        742,299       52,232         745,384      2,659,460        98,647
Unamortized organization
  costs (Note 6)...........         8,161             --          9,409        9,409           9,747          9,747            --
Dollar roll fee income
  receivable
  (Notes 1 and 4)..........           911             --             --           --              --             --            --
Prepaid expenses and other
  assets...................            --             --         37,866        1,913          29,056             --            --
                             ------------   ------------   ------------   -----------   ------------   ------------   -----------
    Total Assets...........   560,233,504    179,022,705    191,107,473   45,189,784     120,849,221    706,178,174    69,882,993
                             ------------   ------------   ------------   -----------   ------------   ------------   -----------
LIABILITIES:
Payable for Fund shares
  redeemed.................       901,672        492,586        420,326       99,733          82,325      1,392,995            --
Payable for investment
  securities purchased
  (Notes 1 and 4)..........    55,857,812     25,285,301             --           --       5,956,094     89,583,862    10,864,531
Investment advisory fee
  payable (Note 2).........       169,935         64,747          5,639        7,893          19,430        229,901        25,067
Administration fee payable
  (Note 2).................        42,484         12,949             --        3,946           9,392         51,199         5,013
Shareholder servicing and
  distribution fee payable
  (Note 3).................        22,459            762         13,219        3,362          45,874          1,380            --
Transfer agent fee payable
  (Note 2).................        12,328         18,388          2,635        2,935           6,848          9,408           550
Custodian fees payable
  (Note 2).................         6,028          2,562         15,996        1,075           1,795          6,972         1,341
Dividends payable..........     2,091,654        742,180        990,608      182,280         363,755      2,931,753       341,014
Accrued Trustees' fees and
  expenses (Note 2)........         1,925            587            725          179             425          2,319           227
Accrued expenses and other
  payables.................        46,317         57,685         15,844        4,567           7,024         36,759        56,909
                             ------------   ------------   ------------   -----------   ------------   ------------   -----------
    Total Liabilities......    59,152,614     26,677,747      1,464,992      305,970       6,492,962     94,246,548    11,294,652
                             ------------   ------------   ------------   -----------   ------------   ------------   -----------
NET ASSETS.................  $501,080,890   $152,344,958   $189,642,481   $44,883,814   $114,356,259   $611,931,626   $58,588,341
                              -----------    -----------    -----------   -----------    -----------    -----------    ----------
Investments, at cost (Note
  1).......................  $550,099,880   $163,357,749   $184,427,973   $45,144,199   $111,222,871   $669,838,445   $66,806,784
                              -----------    -----------    -----------   -----------    -----------    -----------    ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)     MAY 31, 1995 (UNAUDITED)

                               NATIONS                                      NATIONS                      NATIONS        NATIONS
                                SHORT-        NATIONS        NATIONS      ADJUSTABLE      NATIONS       STRATEGIC      MORTGAGE-
                             INTERMEDIATE     MANAGED       SHORT-TERM       RATE       DIVERSIFIED       FIXED         BACKED
                              GOVERNMENT        BOND          INCOME      GOVERNMENT       INCOME         INCOME      SECURITIES
                                 FUND           FUND           FUND          FUND           FUND           FUND          FUND
                             ----------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Undistributed net investment
  income/ (distributions in
  excess of net investment
  income)................... $ (2,239,557)  $  1,402,225   $   (920,474)  $  (193,709)  $   (138,327)  $ (1,351,845)  $  (358,275)
Accumulated net realized
  loss on investments sold
  and futures contracts.....  (19,382,542)    (5,647,265)    (8,637,703)   (2,554,147)    (2,686,102)   (24,783,186)   (3,412,490)
Net unrealized
  appreciation/depreciation
  of investments and futures
  contracts.................    4,128,839      6,058,053      2,244,391      (254,135)     4,938,926     27,088,642       432,065
Paid-in capital.............  518,574,150    150,531,945    196,956,267    47,885,805    112,241,762    610,978,015    61,927,041
                             ------------   ------------   ------------   -----------   ------------   ------------   -----------
                             $501,080,890   $152,344,958   $189,642,481   $44,883,814   $114,356,259   $611,931,626   $58,588,341
                              -----------    -----------    -----------    ----------    -----------    -----------    ----------
NET ASSETS:
Trust A Shares.............. $411,934,270   $148,014,620   $169,616,124   $32,030,902   $ 24,598,032   $608,173,377   $58,588,341
                              -----------    -----------    -----------    ----------    -----------    -----------    ----------
Investor A Shares........... $ 64,633,639   $  4,253,120   $  2,509,921   $ 6,136,745   $ 12,632,754   $  1,472,355   $       N/A
                              -----------    -----------    -----------    ----------    -----------    -----------    ----------
Investor C Shares (formerly
  Investor B Shares)........ $ 13,742,362   $     77,218   $  6,963,753   $ 1,922,301   $  3,153,376   $     39,017   $       N/A
                              -----------    -----------    -----------    ----------    -----------    -----------    ----------
Investor N Shares (formerly
  Investor C Shares)........ $ 10,770,619   $        N/A   $ 10,552,683   $ 4,793,866   $ 73,972,097   $  2,246,877   $       N/A
                              -----------    -----------    -----------    ----------    -----------    -----------    ----------
SHARES OUTSTANDING:
Trust A Shares..............  100,695,757     14,217,000     17,369,908     3,314,346      2,334,938     60,705,253     6,136,218
                              -----------    -----------    -----------    ----------    -----------    -----------    ----------
Investor A Shares...........   15,801,118        408,525        257,033       635,022      1,199,157        146,964           N/A
                              -----------    -----------    -----------    ----------    -----------    -----------    ----------
Investor C Shares...........    3,359,427          7,417        713,139       198,904        299,334          3,894           N/A
                              -----------    -----------    -----------    ----------    -----------    -----------    ----------
Investor N Shares...........    2,632,900            N/A      1,080,680       496,040      7,021,798        224,274           N/A
                              -----------    -----------    -----------    ----------    -----------    -----------    ----------
TRUST A SHARES:
Net asset value, offering
  price and redemption price
  per share.................        $4.09         $10.41          $9.76         $9.66         $10.53         $10.02         $9.55
                                     ----          -----           ----          ----          -----          -----          ----
INVESTOR A SHARES:
Net asset value and
  redemption price per
  share.....................        $4.09         $10.41          $9.76         $9.66         $10.53         $10.02           N/A
                                     ----          -----           ----          ----          -----          -----          ----
Maximum sales charge........         3.25%          3.25%          1.50%         3.25%          4.75%          3.25%
Maximum offering price per
  share.....................        $4.23         $10.76          $9.91         $9.98         $11.06         $10.36           N/A
                                     ----          -----           ----          ----          -----          -----          ----
INVESTOR C SHARES:
Net asset value and offering
  price per share*..........        $4.09         $10.41          $9.76         $9.66         $10.53         $10.02           N/A
                                     ----          -----           ----          ----          -----          -----          ----
INVESTOR N SHARES:
Net asset value and offering
  price per share*..........        $4.09            N/A          $9.76         $9.66         $10.53         $10.02           N/A
                                     ----          -----           ----          ----          -----          -----          ----

---------------

* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge ("CDSC") for all Funds except Nations Short-Term Income Fund for which there is no CDSC.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 1995 (UNAUDITED)

                                     NATIONS                                   NATIONS                     NATIONS      NATIONS
                                      SHORT-        NATIONS       NATIONS     ADJUSTABLE     NATIONS      STRATEGIC    MORTGAGE-
                                   INTERMEDIATE     MANAGED     SHORT-TERM       RATE      DIVERSIFIED      FIXED        BACKED
                                    GOVERNMENT       BOND         INCOME      GOVERNMENT     INCOME        INCOME      SECURITIES
                                       FUND          FUND          FUND          FUND         FUND          FUND          FUND
                                   ----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest (Note 4)................  $ 16,582,340   $ 5,559,084   $ 6,451,167   $1,572,932   $ 4,124,963   $19,419,750   $2,281,542
Dividends........................        15,194            --            --           --            --            --           --
Dollar roll fee income (Note
  4).............................       239,291            --            --           --         7,955            --       22,292
                                   ------------   -----------   -----------   ----------   -----------   -----------   ----------
    Total investment income......    16,836,825     5,559,084     6,451,167    1,572,932     4,132,918    19,419,750    2,303,834
                                   ------------   -----------   -----------   ----------   -----------   -----------   ----------
EXPENSES:
Investment advisory fee (Note
  2).............................     1,519,210       480,183       564,623      150,216       298,542     1,700,596      182,425
Administration fee (Note 2)......       253,201        80,030        94,104       25,036        49,757       283,433       30,404
Transfer agent fees (Note 2).....       120,644        36,212        53,101       15,131        47,400       107,353        3,300
Custodian fees (Note 2)..........        36,446        16,315        16,658        7,049        10,174        42,339        8,548
Trustees' fees and expenses (Note
  2).............................         3,971         1,264         1,516          376           890         4,980          451
Amortization of organization
  costs (Note 6).................         3,498            --         2,016        2,016         2,016         2,016           --
Interest expense (Note 7)........            --            --           121           --            --           198           --
Other............................        53,202        20,881        74,878       36,777        53,253        93,649       22,090
                                   ------------   -----------   -----------   ----------   -----------   -----------   ----------
    Subtotal.....................     1,990,172       634,885       807,017      236,601       462,032     2,234,564      247,218
Shareholder servicing and
  distribution fee (Note 3):
    Investor A Shares............        70,593         4,802         2,510        6,983        14,153         1,132           --
    Investor C Shares............        37,227           236        12,180        3,790        10,522            93           --
    Investor N Shares............        31,501            --        21,626       12,343       233,920         6,920           --
Fees waived by investment adviser
  and administrators (Note 2)....      (513,900)      (82,450)     (327,447)    (100,916)      (78,630)     (317,417)     (30,478)
                                   ------------   -----------   -----------   ----------   -----------   -----------   ----------
    Total expenses...............     1,615,593       557,473       515,886      158,801       641,997     1,925,292      216,740
                                   ------------   -----------   -----------   ----------   -----------   -----------   ----------
NET INVESTMENT INCOME............    15,221,232     5,001,611     5,935,281    1,414,131     3,490,921    17,494,458    2,087,094
                                   ------------   -----------   -----------   ----------   -----------   -----------   ----------
NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS
  (NOTES 1 AND 4):
Realized gain/(loss) on:
    Securities...................     6,950,934       (58,887)   (1,346,388)    (395,827)      (49,055)   (2,207,388)   1,192,107
    Futures contracts............            --            --            --           --       (65,288)     (217,615)          --
Change in unrealized
  appreciation/depreciation of:
    Securities...................    13,515,803    12,020,569     6,904,471    1,665,135     9,019,062    44,076,996    2,581,380
    Futures contracts............            --            --            --           --       (59,250)           --           --
                                   ------------   -----------   -----------   ----------   -----------   -----------   ----------
Net realized and unrealized gain
  on investments.................    20,466,737    11,961,682     5,558,083    1,269,308     8,845,469    41,651,993    3,773,487
                                   ------------   -----------   -----------   ----------   -----------   -----------   ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS......  $ 35,687,969   $16,963,293   $11,493,364   $2,683,439   $12,336,390   $59,146,451   $5,860,581
                                     ----------    ----------    ----------    ---------    ----------    ----------    ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED MAY 31, 1995 (UNAUDITED)

                             NATIONS                                      NATIONS                       NATIONS        NATIONS
                              SHORT-        NATIONS        NATIONS       ADJUSTABLE      NATIONS       STRATEGIC      MORTGAGE-
                           INTERMEDIATE     MANAGED       SHORT-TERM        RATE       DIVERSIFIED       FIXED          BACKED
                            GOVERNMENT        BOND          INCOME       GOVERNMENT       INCOME         INCOME       SECURITIES
                               FUND           FUND           FUND           FUND           FUND           FUND           FUND
                           ------------------------------------------------------------------------------------------------------
Net investment income....  $ 15,221,232   $  5,001,611   $  5,935,281   $  1,414,131   $  3,490,921   $ 17,494,458   $  2,087,094
Net realized gain/(loss)
  on investments sold and
  futures contracts
  during the period......     6,950,934        (58,887)    (1,346,388)      (395,827)      (114,343)    (2,425,003)     1,192,107
Change in unrealized
  appreciation/
  depreciation of
  investments during the
  period.................    13,515,803     12,020,569      6,904,471      1,665,135      8,959,812     44,076,996      2,581,380
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
Net increase in net
  assets resulting
  from operations........    35,687,969     16,963,293     11,493,364      2,683,439     12,336,390     59,146,451      5,860,581
Distributions to
  shareholders from net
  investment income:
    Trust A Shares.......   (12,464,205)    (4,854,332)    (5,285,830)    (1,033,162)      (872,543)   (17,400,440)    (2,087,094)
    Investor A Shares....    (2,051,505)      (144,541)       (76,970)      (193,026)      (414,377)       (33,763)            --
    Investor C Shares....      (417,047)        (2,738)      (207,421)       (58,453)       (95,634)        (1,059)            --
    Investor N Shares....      (288,475)            --       (365,060)      (129,490)    (2,108,367)       (59,196)            --
Net increase/(decrease)
  in net assets from Fund
  share transactions
  (Note 5):
    Trust A..............   (38,000,866)   (28,597,754)   (12,039,846)    (6,409,477)       297,184     16,072,985     (7,131,388)
    Investor A...........   (15,280,886)    (1,620,412)       (56,316)    (3,445,826)       818,765        416,312             --
    Investor C...........    (3,577,460)       (49,320)    (1,335,502)      (655,392)       268,390         (5,074)            --
    Investor N...........      (632,793)            --     (6,337,826)      (456,805)    13,315,523        (53,797)            --
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
Net increase/(decrease)
  in net assets..........   (37,025,268)   (18,305,804)   (14,211,407)    (9,698,192)    23,545,331     58,082,419     (3,357,901)
NET ASSETS:
Beginning of period......   538,106,158    170,650,762    203,853,888     54,582,006     90,810,928    553,849,207     61,946,242
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
End of period............  $501,080,890   $152,344,958   $189,642,481   $ 44,883,814   $114,356,259   $611,931,626   $ 58,588,341
                            -----------    -----------    -----------    -----------    -----------    -----------    -----------
Undistributed net
  investment income/
  (distributions in
  excess of net
  investment income).....  $ (2,239,557)  $  1,402,225   $   (920,474)  $   (193,709)  $   (138,327)  $ (1,351,845)  $   (358,275)
                            -----------    -----------    -----------    -----------    -----------    -----------    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED NOVEMBER 30, 1994

                               NATIONS                                      NATIONS                      NATIONS        NATIONS
                                SHORT-        NATIONS        NATIONS      ADJUSTABLE      NATIONS       STRATEGIC      MORTGAGE-
                             INTERMEDIATE     MANAGED       SHORT-TERM       RATE       DIVERSIFIED       FIXED         BACKED
                              GOVERNMENT        BOND          INCOME      GOVERNMENT       INCOME         INCOME      SECURITIES
                                 FUND           FUND           FUND          FUND           FUND           FUND          FUND
                             ----------------------------------------------------------------------------------------------------
Net investment income......  $ 36,410,192   $ 10,824,750   $ 12,574,660   $ 3,576,290   $  5,724,450   $ 30,140,360   $ 4,872,857
Net realized loss on
  investments sold and
  futures contracts during
  the year.................   (28,549,654)    (5,692,171)    (7,691,096)   (2,438,655)    (2,707,354)   (21,688,157)   (5,031,029)
Change in unrealized
  appreciation/depreciation
  of investments during the
  year.....................   (24,476,389)   (12,966,429)    (5,441,726)   (1,410,042)    (5,881,446)   (29,605,380)   (2,364,621)
                             ------------   ------------   ------------   -----------   ------------   ------------   -----------
Net decrease in net assets
  resulting
  from operations..........   (16,615,851)    (7,833,850)      (558,162)     (272,407)    (2,864,350)   (21,153,177)   (2,522,793)
Distributions to
  shareholders from
  net investment income:
    Trust A Shares.........   (27,184,146)   (10,551,102)    (9,632,385)   (2,158,005)    (1,931,956)   (29,201,850)   (4,260,311)
    Investor A Shares......    (6,359,840)      (345,269)      (260,874)     (744,045)      (843,251)       (57,573)           --
    Investor C Shares......    (1,158,627)        (9,531)      (597,428)     (138,975)      (208,437)        (2,272)           --
    Investor N Shares......      (567,087)            --     (1,271,197)     (181,086)    (2,740,806)       (90,250)           --
Distributions to
  shareholders in excess of
  net investment income:
    Trust A Shares.........      (608,559)            --       (417,856)           --         (1,077)      (989,071)           --
    Investor A Shares......      (142,373)            --        (12,497)           --           (496)        (2,013)           --
    Investor C Shares......       (25,939)            --        (28,534)           --           (135)          (182)           --
    Investor N Shares......       (12,695)            --        (61,806)           --         (1,024)        (3,397)           --
Distributions to
  shareholders from net
  realized gains on
  investments:
    Trust A Shares.........    (2,862,616)    (3,140,770)            --       (91,521)      (389,055)   (17,655,811)           --
    Investor A Shares......      (691,160)      (113,147)            --       (32,841)      (179,394)       (37,550)           --
    Investor C Shares......      (136,409)        (3,388)            --        (6,624)       (48,931)        (2,083)           --
    Investor N Shares......       (66,609)            --             --        (8,604)      (369,942)       (54,901)           --
Distributions from capital
  (Note 1):
    Trust A Shares.........            --             --       (336,576)     (140,298)            --             --      (663,165)
    Investor A Shares......            --             --        (12,733)      (50,986)            --             --            --
    Investor C Shares......            --             --        (24,695)      (10,129)            --             --            --
    Investor N Shares......            --             --        (54,839)      (13,176)            --             --            --
Net increase/(decrease) in
  net assets from Fund
  share transactions (Note
  5):
    Trust A................    32,833,999    (21,384,855)   (14,463,998)  (18,984,287)    (3,157,987)    74,025,010    (3,203,096)
    Investor A.............   (85,905,643)    (1,189,546)    (8,389,118)  (16,607,124)    (1,029,274)       (26,909)           --
    Investor C.............   (12,682,260)       (79,717)   (11,014,290)   (1,434,706)      (597,232)       (15,871)           --
    Investor N.............     3,129,388             --    (21,665,080)    2,438,342     35,066,952        755,895            --
                             ------------   ------------   ------------   -----------   ------------   ------------   -----------
Net increase/(decrease) in
  net assets...............  (119,056,427)   (44,651,175)   (68,802,068)  (38,436,472)    20,703,605      5,487,995   (10,649,365)
NET ASSETS:
Beginning of year..........   657,162,585    215,301,937    272,655,956    93,018,478     70,107,323    548,361,212    72,595,607
                             ------------   ------------   ------------   -----------   ------------   ------------   -----------
End of year................  $538,106,158   $170,650,762   $203,853,888   $54,582,006   $ 90,810,928   $553,849,207   $61,946,242
                              -----------    -----------    -----------    ----------    -----------    -----------    ----------
Undistributed net
  investment income/
  (distributions in excess
  of net
  investment income).......  $ (2,239,557)  $  1,402,225   $   (920,474)  $  (193,709)  $   (138,327)  $ (1,351,845)  $  (358,275)
                              -----------    -----------    -----------    ----------    -----------    -----------    ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      (This Page Intentionally Left Blank)

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY

                                                                             NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND
                                                                   --------------------------------------------------------------
                                                                         SIX MONTHS ENDED                    YEAR ENDED
                                                                     MAY 31, 1995 (UNAUDITED)             NOVEMBER 30, 1994
                                                                   ----------------------------     -----------------------------
                                                                     SHARES          DOLLARS          SHARES           DOLLARS
                                                                      -------------------------------------------------------
TRUST A SHARES:
Sold............................................................    12,418,375     $ 49,531,390      63,710,168     $ 266,160,158
Issued as reinvestment of dividends.............................       140,966          563,865       1,726,591         7,134,660
Redeemed........................................................   (22,184,808)     (88,096,121)    (58,620,856)     (240,460,819)
                                                                   -----------     ------------     -----------     -------------
Net increase/(decrease).........................................    (9,625,467)    $(38,000,866)      6,815,903     $  32,833,999
                                                                    ----------      -----------      ----------      ------------
INVESTOR A SHARES:
Sold............................................................     1,402,080     $  5,553,810       2,977,983     $  12,430,201
Issued as reinvestment of dividends.............................       357,198        1,427,932       1,356,282         5,604,186
Redeemed........................................................    (5,597,111)     (22,262,628)    (25,182,476)     (103,940,030)
                                                                   -----------     ------------     -----------     -------------
Net decrease....................................................    (3,837,833)    $(15,280,886)    (20,848,211)    $ (85,905,643)
                                                                    ----------      -----------      ----------      ------------
INVESTOR C SHARES:
Sold............................................................        37,321     $    146,511         201,361     $     843,418
Issued as reinvestment of dividends.............................        74,438          297,610         252,433         1,039,833
Redeemed........................................................    (1,010,988)      (4,021,581)     (3,533,774)      (14,565,511)
                                                                   -----------     ------------     -----------     -------------
Net decrease....................................................      (899,229)    $ (3,577,460)     (3,079,980)    $ (12,682,260)
                                                                    ----------      -----------      ----------      ------------
INVESTOR N SHARES:
Sold............................................................       244,413     $    977,122       1,500,229     $   6,262,021
Issued as reinvestment of dividends.............................        44,122          176,648         106,509           436,013
Redeemed........................................................      (449,780)      (1,786,563)       (877,675)       (3,568,646)
                                                                   -----------     ------------     -----------     -------------
Net increase/(decrease).........................................      (161,245)    $   (632,793)        729,063     $   3,129,388
                                                                    ----------      -----------      ----------      ------------

                                                                              NATIONS ADJUSTABLE RATE GOVERNMENT FUND
                                                                   --------------------------------------------------------------
                                                                         SIX MONTHS ENDED                    YEAR ENDED
                                                                     MAY 31, 1995 (UNAUDITED)             NOVEMBER 30, 1994
                                                                   ----------------------------     -----------------------------
                                                                     SHARES           DOLLARS         SHARES           DOLLARS
                                                                      -------------------------------------------------------
TRUST A SHARES:
Sold............................................................       313,018      $ 2,951,049       2,326,217      $ 22,954,107
Issued in exchange for Class A Shares of the Capitol Mutual
  Funds Fixed Income Portfolio (Note 9).........................            --               --              --                --
Issued as reinvestment of dividends.............................         1,352           12,810          39,778           388,602
Redeemed........................................................      (983,948)      (9,373,336)     (4,319,675)      (42,326,996)
                                                                   -----------      -----------     -----------      ------------
Net increase/(decrease).........................................      (669,578)     $(6,409,477)     (1,953,680)     $(18,984,287)
                                                                    ----------       ----------      ----------       -----------
INVESTOR A SHARES:
Sold............................................................       130,193      $ 1,246,399       1,476,472      $ 14,594,656
Issued in exchange for Class A Shares of the Capitol Mutual
  Funds Fixed Income Portfolio (Note 9).........................            --               --              --                --
Issued as reinvestment of dividends.............................        13,688          130,185          66,372           646,618
Redeemed........................................................      (508,882)      (4,822,410)     (3,246,749)      (31,848,398)
                                                                   -----------      -----------     -----------      ------------
Net increase/(decrease).........................................      (365,001)     $(3,445,826)     (1,703,905)     $(16,607,124)
                                                                    ----------       ----------      ----------       -----------
INVESTOR C SHARES:
Sold............................................................        11,529      $   109,995           1,814      $     17,261
Issued as reinvestment of dividends.............................         4,224           40,229          12,689           123,394
Redeemed........................................................       (84,715)        (805,616)       (162,436)       (1,575,361)
                                                                   -----------      -----------     -----------      ------------
Net increase/(decrease).........................................       (68,962)     $  (655,392)       (147,933)     $ (1,434,706)
                                                                    ----------       ----------      ----------       -----------
INVESTOR N SHARES:
Sold............................................................        37,195      $   353,482         310,597      $  3,033,329
Issued as reinvestment of dividends.............................         7,250           69,020          13,888           134,366
Redeemed........................................................       (92,452)        (879,307)        (75,588)         (729,353)
                                                                   -----------      -----------     -----------      ------------
Net increase/(decrease).........................................       (48,007)     $  (456,805)        248,897      $  2,438,342
                                                                    ----------       ----------      ----------       -----------

                                                                               NATIONS MORTGAGE-BACKED SECURITIES FUND
                                                                    -------------------------------------------------------------
                                                                          SIX MONTHS ENDED                    YEAR ENDED
                                                                      MAY 31, 1995 (UNAUDITED)            NOVEMBER 30, 1994
                                                                    ----------------------------     ----------------------------
                                                                      SHARES          DOLLARS          SHARES          DOLLARS
                                                                       ------------------------------------------------------
TRUST A SHARES:
Sold.............................................................      586,837      $  5,385,173      2,680,779      $ 26,217,285
Issued as reinvestment of dividends..............................           --                --         11,435           108,433
Redeemed.........................................................   (1,353,904)      (12,516,561)    (3,085,142)      (29,528,814)
                                                                    ----------      ------------     ----------      ------------
Net decrease.....................................................     (767,067)     $ (7,131,388)      (392,928)     $ (3,203,096)
                                                                     ---------       -----------      ---------       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                      NATIONS MANAGED BOND FUND                                     NATIONS SHORT-TERM INCOME FUND
    -------------------------------------------------------------     -----------------------------------------------------------
         SIX MONTHS ENDED                    YEAR ENDED                    SIX MONTHS ENDED                   YEAR ENDED
     MAY 31, 1995 (UNAUDITED)             NOVEMBER 30, 1994            MAY 31, 1995 (UNAUDITED)            NOVEMBER 30, 1994
    ---------------------------     -----------------------------     ---------------------------     ---------------------------
      SHARES         DOLLARS           SHARES          DOLLARS          SHARES         DOLLARS          SHARES         DOLLARS
    -----------------------------------------------------------------------------------------------------------------------------
     2,201,414     $ 21,616,203        3,747,250     $ 38,604,168      2,893,598     $ 27,776,433      7,757,098     $ 75,869,101
        19,726          196,891          197,589        2,030,462          5,956           57,160         46,721          456,621
    (5,101,287)     (50,410,848)      (6,130,848)     (62,019,485)    (4,177,206)     (39,873,439)    (9,318,440)     (90,789,720)
    ----------     ------------     ------------     ------------     ----------     ------------     ----------     ------------
    (2,880,147)    $(28,597,754)      (2,186,009)    $(21,384,855)    (1,277,652)    $(12,039,846)    (1,514,621)    $(14,463,998)
     ---------      -----------      -----------      -----------      ---------      -----------      ---------      -----------
        47,350     $    459,191          203,173     $  2,035,869         34,054     $    323,296        194,250     $  1,910,089
        10,707          106,762           35,077          359,685          6,972           66,878         25,830          253,013
      (222,033)      (2,186,365)        (355,374)      (3,585,100)       (46,771)        (446,490)    (1,077,216)     (10,552,220)
    ----------     ------------     ------------     ------------     ----------     ------------     ----------     ------------
      (163,976)    $ (1,620,412)        (117,124)    $ (1,189,546)        (5,745)    $    (56,316)      (857,136)    $ (8,389,118)
     ---------      -----------      -----------      -----------      ---------      -----------      ---------      -----------
            --     $         --               --     $         --         60,607     $    588,096        581,753     $  5,697,406
            60              590              606            6,217         16,655          159,764         55,070          536,756
        (5,061)         (49,910)          (8,741)         (85,934)      (219,034)      (2,083,362)    (1,765,994)     (17,248,452)
    ----------     ------------     ------------     ------------     ----------     ------------     ----------     ------------
        (5,001)    $    (49,320)          (8,135)    $    (79,717)      (141,772)    $ (1,335,502)    (1,129,171)    $(11,014,290)
     ---------      -----------      -----------      -----------      ---------      -----------      ---------      -----------
                                                                         156,731     $  1,500,162      2,699,703     $ 26,797,836
                                                                          32,989          316,216        124,814        1,218,040
                                                                        (855,468)      (8,154,204)    (5,061,930)     (49,680,956)
                                                                      ----------     ------------     ----------     ------------
                                                                        (665,748)    $ (6,337,826)    (2,237,413)    $(21,665,080)
                                                                       ---------      -----------      ---------      -----------

                  NATIONS DIVERSIFIED INCOME FUND                               NATIONS STRATEGIC FIXED INCOME FUND
    -----------------------------------------------------------     ------------------------------------------------------------
         SIX MONTHS ENDED                   YEAR ENDED                   SIX MONTHS ENDED                    YEAR ENDED
     MAY 31, 1995 (UNAUDITED)           NOVEMBER 30, 1994            MAY 31, 1995 (UNAUDITED)            NOVEMBER 30, 1994
    --------------------------     ----------------------------     ---------------------------     ----------------------------
      SHARES         DOLLARS          SHARES          DOLLARS         SHARES         DOLLARS          SHARES          DOLLARS
    ----------------------------------------------------------------------------------------------------------------------------
        88,668     $   884,969          427,988     $ 4,350,216     11,454,162     $109,640,343     27,421,382     $ 272,058,507
            --              --               --              --             --               --      2,135,389        20,649,210
         1,494          14,966            3,140          32,035        123,777        1,188,452        356,632         3,520,081
       (60,992)       (602,751)        (748,696)     (7,540,238)    (9,954,633)     (94,755,810)    (22,556,971)    (222,202,788)
    ----------     -----------     ------------     -----------     ----------     ------------     ----------     -------------
        29,170     $   297,184         (317,568)    $(3,157,987)     1,623,306     $ 16,072,985      7,356,432     $  74,025,010
     ---------      ----------      -----------      ----------      ---------      -----------      ---------      ------------
       145,899     $ 1,464,300          245,670     $ 2,515,124         88,726     $    851,319         98,950     $     969,620
            --              --               --              --             --               --          1,482            14,327
        19,553         196,211           52,214         537,364          2,670           25,784          5,956            59,039
       (85,090)       (841,746)        (400,519)     (4,081,762)       (48,141)        (460,791)      (110,593)       (1,069,895)
    ----------     -----------     ------------     -----------     ----------     ------------     ----------     -------------
        80,362     $   818,765         (102,635)    $(1,029,274)        43,255     $    416,312         (4,205)    $     (26,909)
     ---------      ----------      -----------      ----------      ---------      -----------      ---------      ------------
        63,707     $   637,904           53,170     $   553,692             --     $         --            487     $       5,002
         5,056          50,741           15,493         159,534            107            1,043            333             3,302
       (42,044)       (420,255)        (129,826)     (1,310,458)          (654)          (6,117)        (2,503)          (24,175)
    ----------     -----------     ------------     -----------     ----------     ------------     ----------     -------------
        26,719     $   268,390          (61,163)    $  (597,232)          (547)    $     (5,074)        (1,683)    $     (15,871)
     ---------      ----------      -----------      ----------      ---------      -----------      ---------      ------------
     1,727,577     $17,272,115        4,005,665     $40,841,538          4,129     $     39,500        104,746     $   1,031,340
       112,159       1,125,937          174,145       1,763,664          4,760           45,823         11,648           115,227
      (511,410)     (5,082,529)        (749,173)     (7,538,250)       (14,705)        (139,120)       (39,953)         (390,672)
    ----------     -----------     ------------     -----------     ----------     ------------     ----------     -------------
     1,328,326     $13,315,523        3,430,637     $35,066,952         (5,816)    $    (53,797)        76,441     $     755,895
     ---------      ----------      -----------      ----------      ---------      -----------      ---------      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                         TRUST A SHARES
                                                               ------------------------------------------------------------------
                                                               SIX MONTHS
                                                                 ENDED           YEAR          YEAR          YEAR         PERIOD
                                                                05/31/95        ENDED         ENDED         ENDED         ENDED
                                                               (UNAUDITED)    11/30/94      11/30/93      11/30/92      11/30/91*
                                                               ------------------------------------------------------------------
NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND
Operating performance:
Net asset value, beginning of period..........................  $   3.93      $   4.28      $   4.16      $   4.17      $   4.00
                                                               ----------     --------      --------      --------      --------
Net investment income.........................................      0.12          0.23          0.23          0.28          0.10
Net realized and unrealized gain/(loss) on investments........      0.16         (0.33)         0.14         (0.01)         0.17
                                                               ----------     --------      --------      --------      --------
Net increase/(decrease) in net assets resulting from
  investment operations.......................................      0.28         (0.10)         0.37          0.27          0.27
Distributions:
Dividends from net investment income..........................     (0.12)        (0.23)        (0.23)        (0.28)        (0.10)
Distributions in excess of net investment income..............        --         (0.00)#          --            --            --
Distributions from net realized capital gains.................        --         (0.02)        (0.02)           --            --
                                                               ----------     --------      --------      --------      --------
Total distributions...........................................     (0.12)        (0.25)        (0.25)        (0.28)        (0.10)
                                                               ----------     --------      --------      --------      --------
Net asset value, end of period................................  $   4.09      $   3.93      $   4.28      $   4.16      $   4.17
                                                                --------       -------       -------       -------       -------
Total return++................................................      7.25%        (2.23)%        9.03%         6.70%+++      6.81%+++
                                                                --------       -------       -------       -------       -------
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..........................  $411,934       $433,278      $443,426      $360,497      $158,435
Ratio of operating expenses to average net assets.............      0.58%+         0.59%         0.55%         0.37%         0.08%+
Ratio of net investment income to average net assets..........      6.07%+         5.76%         5.40%         6.48%         7.21%+
Portfolio turnover rate.......................................       130%           133%           92%           25%           11%
Ratio of operating expenses to average net assets before fee waivers
  and/or expense reimbursements...............................      0.79%+         0.80%         0.79%         0.77%         0.82%+
Net investment income per share before fee waivers and/or
  expense reimbursements......................................  $   0.11       $   0.22      $   0.22      $   0.26      $   0.00

---------------

 * The Nations Short-Intermediate Government Fund Trust A Shares, Investor A Shares, Investor C Shares and Investor N Shares commenced operations on August 1, 1991, August 5, 1991, June 17, 1992 and June 7, 1993, respectively.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

+++ Unaudited.

 # Value represents less than $0.01 per share.

## The Nations Short-Intermediate Government Fund's net asset value upon commencement of operations was $2.00 per share. Effective September 25, 1991, the net asset value doubled as a result of the reclassification of each outstanding share into half as many shares (reverse split).

                                                                         TRUST A SHARES
                                -------------------------------------------------------------------------------------------------
                                SIX MONTHS
                                   ENDED           YEAR           YEAR          YEAR          YEAR         YEAR          PERIOD
                                 05/31/95          ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                (UNAUDITED)#     11/30/94#      11/30/93      11/30/92      11/30/91      11/30/90     11/30/89**
                                -----------------------------------------------------------------------------------------
NATIONS MANAGED BOND FUND
Operating performance:
Net asset value, beginning of
  period........................  $    9.65      $   10.77      $  10.37      $  10.27      $   9.87      $ 10.13        $10.00
                                -----------      ---------      --------      --------      --------      -------      ----------
Net investment income...........       0.31           0.56          0.62          0.69          0.77         0.81          0.15
Net realized and unrealized
  gain/(loss) on investments....       0.76          (0.95)         0.58          0.14          0.40        (0.19)         0.06
                                -----------      ---------      --------      --------      --------      -------      ----------
Net increase/(decrease) in net
  assets resulting from
  investment operations.........       1.07          (0.39)         1.20          0.83          1.17         0.62          0.21
Distributions:
Dividends from net investment
  income........................      (0.31)         (0.56)        (0.62)        (0.69)        (0.77)       (0.88)        (0.08)
Distributions from net realized
  capital gains.................         --          (0.17)        (0.18)        (0.04)           --           --            --
                                -----------      ---------      --------      --------      --------      -------      ----------
Total distributions.............      (0.31)         (0.73)        (0.80)        (0.73)        (0.77)       (0.88)        (0.08)
                                -----------      ---------      --------      --------      --------      -------      ----------
Net asset value, end of
  period........................  $   10.41      $    9.65      $  10.77      $  10.37      $  10.27      $  9.87        $10.13
                                  --------       ---------       -------       -------       -------       ------       -------
Total return++..................      11.27%         (3.79)%       11.98%         8.35%+++     12.36%+++     6.51%+++      2.13%+++
                                  --------       ---------       -------       -------       -------       ------       -------
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)........................  $ 148,015      $ 165,006      $207,654      $174,615      $115,641      $28,987        $9,865
Ratio of operating expenses to
  average net assets............       0.69%+         0.72%         0.67%         0.55%         0.40%        0.17%         0.28%+
Ratio of net investment income
  to average net assets.........       6.26%+         5.53%         5.79%         6.62%         7.44%        8.33%         8.11%+
Portfolio turnover rate.........        158%           246%           60%           79%           74%          98%          116%
Ratio of operating expenses to
  average net assets before fee
  waivers and/or expense
  reimbursements................       0.79%+         0.81%         0.79%         0.82%         0.84%        0.92%         1.08%+
Net investment income per share
  before fee waivers and/or
  expense reimbursements........  $    0.31      $    0.55      $   0.61      $   0.64      $   0.73      $  0.72        $ 0.08

---------------

 * The Nations Managed Bond Fund Trust A Shares, Investor A Shares and Investor C Shares commenced operations on September 19, 1989, December 8, 1989 and June 17, 1992, respectively.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

+++ Unaudited.

 # Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period since the use of the undistributed method did not accord with the results of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                        INVESTOR A SHARES                                      INVESTOR C SHARES
    -------------------------------------------------------------   ----------------------------------------------
    SIX MONTHS                                                       SIX MONTHS
      ENDED         YEAR         YEAR         YEAR        PERIOD       ENDED         YEAR        YEAR       PERIOD
     05/31/95       ENDED       ENDED        ENDED         ENDED      05/31/95       ENDED       ENDED       ENDED
    (UNAUDITED)    11/30/94    11/30/93     11/30/92      11/30/91*  (UNAUDITED)    11/30/94    11/30/93    11/30/92*
------------------------------------------------------------------------------------------------------------------

     $   3.93      $  4.28     $   4.16     $   4.17      $  4.00##    $   3.93     $  4.28     $  4.16     $  4.19
    ----------     -------     --------     --------      -------     ---------     -------     -------     -------
         0.12         0.22         0.22         0.27         0.10          0.11        0.20        0.20        0.10
         0.16        (0.33)        0.14        (0.01)        0.17          0.16       (0.33)       0.14       (0.03)
    ----------     -------     --------     --------      -------     ---------     -------     -------     -------
         0.28        (0.11)        0.36         0.26         0.27          0.27       (0.13)       0.34        0.07
        (0.12)       (0.22)       (0.22)       (0.27)       (0.10)        (0.11)      (0.20)      (0.20)      (0.10)
           --        (0.00)#         --           --           --            --       (0.00)#        --          --
           --        (0.02)       (0.02)          --           --            --       (0.02)      (0.02)         --
    ----------     -------     --------     --------      -------     ---------     -------     -------     -------
        (0.12)       (0.24)       (0.24)       (0.27)       (0.10)        (0.11)      (0.22)      (0.22)      (0.10)
    ----------     -------     --------     --------      -------     ---------     -------     -------     -------
     $   4.09      $  3.93     $   4.28     $   4.16      $  4.17      $   4.09     $  3.93     $  4.28     $  4.16
     --------       ------      -------      -------       ------      --------       ------      ------      ------
         7.14%       (2.41)%       8.85%        6.61%+++     6.81%+++      6.98%    (2.80)%        8.20%       1.64%++
     --------       ------      -------      -------        ------     --------       ------      ------      ------
     $ 64,634      $77,128     $173,449     $188,624       $53,874     $ 13,742      $16,725    $31,440      $24,352
         0.78%+       0.77%        0.70%        0.48%        0.08%+        1.08%+       1.17%      1.30%       1.18%+
         5.87%+       5.58%        5.25%        6.34%        7.21%+        5.57%+       5.18%      4.65%       4.80%+
          130%         133%          92%          25%          11%          130%         133%        92%         25%
             %+
         0.99         0.98%        0.94%        0.88%        0.82%+        1.29%+       1.38%       1.54%       1.44%+
         0.11
     $             $  0.21     $   0.21     $   0.25       $  0.00      $   0.10      $  0.19    $  0.19     $  0.09



       INVESTOR N
         SHARES
       -----------
       SIX MONTHS
         ENDED               YEAR         PERIOD
        05/31/95             ENDED        ENDED
       (UNAUDITED)          11/30/94    11/30/93*
       -----------         --------     ---------
        $   3.93            $  4.28      $  4.26
       ----------           -------     ---------
            0.11               0.20         0.09
            0.16              (0.33)        0.02
       ----------           -------     ---------
            0.27              (0.13)        0.11
           (0.11)             (0.20)       (0.09)
              --              (0.00)#         --
              --              (0.02)          --
       ----------           -------     ---------
           (0.11)             (0.22)       (0.09)
       ----------           -------     ---------
        $   4.09            $  3.93      $  4.28
        --------             ------       ------
            6.93%             (2.81)%       2.65%
        --------             ------       ------
        $ 10,771            $10,974      $ 8,847
            1.18%+             1.19%        1.15%+
            5.47%+             5.16%        4.80%+
             130%               133%          92%

            1.39%+             1.40%        1.39%+

        $   0.10            $  0.19      $  0.09



                                   INVESTOR A SHARES                                               INVESTOR C SHARES
    -------------------------------------------------------------------------------     ---------------------------------------
     SIX MONTHS                                                                          SIX MONTHS
       ENDED           YEAR          YEAR         YEAR         YEAR        PERIOD          ENDED           YEAR          YEAR
      05/31/95         ENDED        ENDED        ENDED        ENDED         ENDED         05/31/95         ENDED        ENDED
    (UNAUDITED)#     11/30/94#     11/30/93     11/30/92     11/30/91     11/30/90*     (UNAUDITED)#     11/30/94#     11/30/93
    ---------------------------------------------------------------------------------------------------------------------------

       $ 9.65         $ 10.77       $10.37       $10.27      $  9.87       $ 10.13         $ 9.65         $ 10.77       $10.36
       ------        ---------     --------     --------     --------     ---------        ------        ---------     --------
         0.30            0.54         0.60         0.68         0.77          0.81           0.28            0.50         0.54
         0.76           (0.95)        0.58         0.14         0.40         (0.19)          0.76           (0.95)        0.59
       ------        ---------     --------     --------     --------     ---------        ------        ---------     --------
         1.06           (0.41)        1.18         0.82         1.17          0.62           1.04           (0.45)        1.13
        (0.30)          (0.54)       (0.60)       (0.68)       (0.77 )       (0.88)         (0.28)          (0.50)       (0.54)
       --               (0.17)       (0.18)       (0.04)       --            --            --               (0.17)       (0.18)
       ------        ---------     --------     --------     --------     ---------        ------        ---------     --------
        (0.30)          (0.71)       (0.78)       (0.72)       (0.77 )       (0.88)         (0.28)          (0.67)       (0.72)
       ------        ---------     --------     --------     --------     ---------        ------        ---------     --------
       $10.41         $  9.65       $10.77       $10.37      $ 10.27       $  9.87         $10.41         $  9.65       $10.77
     --------          ------       ------       ------      -------        ------       --------          ------       ------
        11.16%          (3.98)%      11.82%        8.27%+++    12.36%+++      6.51%+++      10.99%          (4.35)%      11.26%
     --------          ------       ------       ------      -------        ------       --------          ------       ------
       $4,253         $ 5,525       $7,426       $8,352      $10,469       $ 2,471         $   77         $   120       $  221
             %+
         0.89            0.90%        0.82%        0.63%        0.40%         0.17%+         1.19%+          1.30%        1.42%
             %+
         6.06            5.35%        5.64%        6.54%        7.44%         8.33%+         5.76%+          4.95%        5.04%
          158%            246%          60%          79%          74%           98%           158%            246%          60%
             %+
         0.99            0.99%        0.94%        0.96%        0.84%         0.92%+         1.29%+          1.39%        1.54%
         0.30
       $              $  0.53       $ 0.59       $ 0.65      $  0.73       $  0.72         $ 0.28         $  0.49       $ 0.53


       PERIOD
        ENDED
      11/30/92*
    ----------------------------------------------------------------------------------------

       $ 10.32
      ---------
          0.24

          0.04
      ---------

          0.28
         (0.24)

         --
      ---------
         (0.24)
      ---------
       $ 10.36
        ------
          2.71%+++
        ------
       $    79

          1.28%+

          5.49%+
            79%

          1.78%+

       $  0.22

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                              TRUST A SHARES
                                                                            ---------------------------------------------------
                                                                             SIX MONTHS
                                                                               ENDED           YEAR         YEAR        PERIOD
                                                                              05/31/95        ENDED        ENDED        ENDED
                                                                            (UNAUDITED)#     11/30/94#    11/30/93     11/30/92*
                                                                            ---------------------------------------------------
NATIONS SHORT-TERM INCOME FUND
Operating performance:
Net asset value, beginning of period......................................    $   9.48       $  10.01     $   9.75     $  10.00
                                                                              ------------     --------     --------     --------
Net investment income.....................................................        0.30           0.50         0.53         0.09
Net realized and unrealized gain/(loss) on investments....................        0.28          (0.51)        0.26        (0.25)
                                                                              -------------     --------     --------     --------
Net increase/(decrease) in net assets resulting from investment
  operations..............................................................        0.58          (0.01)        0.79        (0.16)
Distributions:
Dividends from net investment income......................................       (0.30)         (0.48)       (0.53)       (0.09)
Distributions in excess of net investment income..........................          --          (0.02)          --           --
Distributions from capital (Note 1).......................................          --          (0.02)          --           --
                                                                            ------------     --------     --------     --------
Total distributions.......................................................       (0.30)         (0.52)       (0.53)       (0.09)
                                                                            ------------     --------     --------     --------
Net asset value, end of period............................................    $   9.76       $   9.48     $  10.01     $   9.75
                                                                              ----------     --------     --------     --------
Total return++............................................................        6.25%         (0.11)%       8.26%       (1.58)%+++
                                                                              ---------        -------      -------      -------
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)......................................    $169,616       $176,712     $201,738     $190,680
Ratio of operating expenses to average net assets.........................        0.51%+         0.50%        0.37%        0.30%+
Ratio of net investment income to average net assets......................        6.35%+         5.23%        5.27%        5.54%+
Portfolio turnover rate...................................................         145%           293%         121%          45%
Ratio of operating expenses to average net assets before fee waivers and/or expense
  reimbursements..........................................................        0.86%+         0.82%        0.79%        0.90%+
Net investment income per share before fee waivers and/or expense
  reimbursements..........................................................    $   0.29       $   0.47     $   0.48     $   0.08

---------------

  * The Nations Short-Term Income Fund Trust A Shares, Investor A Shares, Investor C Shares and Investor N Shares commenced operations on September 30, 1992, October 2, 1992, October 2, 1992 and June 7, 1993, respectively.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

+++ Unaudited.

 # Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period since the use of the undistributed method did not accord with the results of operations.

                                                                                              TRUST A SHARES
                                                                            ---------------------------------------------------
                                                                             SIX MONTHS
                                                                               ENDED           YEAR         YEAR        PERIOD
                                                                              05/31/95        ENDED        ENDED        ENDED
                                                                            (UNAUDITED)#     11/30/94#    11/30/93     11/30/92*
                                                                            ---------------------------------------------------
NATIONS ADJUSTABLE RATE GOVERNMENT FUND
Operating performance:
Net asset value, beginning of period......................................    $   9.42       $  9.95      $  9.92       $10.00
                                                                              ------------     --------     --------     --------
Net investment income.....................................................        0.27          0.50         0.48         0.06
Net realized and unrealized gain/(loss) on investments....................        0.24         (0.53 )       0.03        (0.08)
                                                                            ------------     --------     --------     --------
Net increase/(decrease) in net assets resulting from investment
  operations..............................................................        0.51         (0.03 )       0.51        (0.02)
Distributions:
Dividends from net investment income......................................       (0.27)        (0.45 )      (0.48 )      (0.06)
Distributions from net realized capital gains.............................          --         (0.02 )         --           --
Distributions from capital (Note 1).......................................          --         (0.03 )         --           --
                                                                            ------------     --------     --------     --------
Total distributions.......................................................       (0.27)        (0.50 )      (0.48 )      (0.06)
                                                                            ------------     --------     --------     --------
Net asset value, end of period............................................    $   9.66       $  9.42      $  9.95       $ 9.92
                                                                              --------       -------      -------       ------
Total return++............................................................        5.51%        (0.34 )%      5.24%       (0.17)%+++
                                                                              --------       -------      -------       ------
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)......................................    $ 32,031       $37,518      $59,055       $4,989
Ratio of operating expenses to average net assets.........................        0.55%+        0.55%        0.36%        0.00%+
Ratio of net investment income to average net assets......................        5.74%+        5.10%        4.70%        4.79%+
Portfolio turnover rate...................................................          22%          176%         212%           0%
Ratio of operating expenses to average net assets before fee waivers and/or expense
  reimbursements..........................................................        0.95%+        0.99%        0.97%        0.94%+
Net investment income per share before fee waivers and/or expense
  reimbursements..........................................................    $   0.25       $  0.46      $  0.42       $ 0.05

---------------

  * The Nations Adjustable Rate Government Fund Trust A Shares, Investor A Shares, Investor C Shares and Investor N Shares commenced operations on October 13, 1992, October 20, 1992, October 19, 1992 and June 7, 1993,
    respectively.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

+++ Unaudited.

 # Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period since the use of the undistributed method did not accord with the results of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                                         INVESTOR N
                      INVESTOR A SHARES                                         INVESTOR C SHARES                          SHARES
    -----------------------------------------------------     -----------------------------------------------------     ------------
     SIX MONTHS                                                SIX MONTHS                                                SIX MONTHS
       ENDED           YEAR          YEAR        PERIOD          ENDED           YEAR          YEAR        PERIOD          ENDED
      05/31/95         ENDED        ENDED         ENDED         05/31/95         ENDED        ENDED         ENDED         05/31/95
    (UNAUDITED)#     11/30/94#     11/30/93     11/30/92*     (UNAUDITED)#     11/30/94#     11/30/93     11/30/92*     (UNAUDITED)#
     -----------------------------------------------------------------------------------------------------------------------------
       $ 9.48         $ 10.01      $  9.75       $ 10.00         $ 9.48         $ 10.01      $  9.75       $ 10.00        $   9.48
       ------        ---------     --------      --------        ------        --------      --------     ---------     ------------
         0.30            0.48         0.51          0.08           0.28            0.46         0.48          0.08            0.29
         0.28           (0.51)        0.26         (0.26)          0.28           (0.51)        0.26         (0.26)           0.28
       ------        ---------     --------      --------        ------        --------      --------     ---------     ------------
         0.58           (0.03)        0.77         (0.18)          0.56           (0.05)        0.74         (0.18)           0.57
        (0.30)          (0.46)       (0.51)        (0.07)         (0.28)          (0.44)       (0.48)        (0.07)          (0.29)
           --           (0.02)          --            --             --           (0.02)          --            --              --
           --           (0.02)          --            --             --           (0.02)          --            --              --
       ------        ---------     --------      --------        ------        --------      --------     ---------     ------------
        (0.30)          (0.50)       (0.51)        (0.07)         (0.28)          (0.48)       (0.48)        (0.07)          (0.29)
       ------        ---------     --------      --------        ------        --------      --------     ---------     ------------
       $ 9.76         $  9.48      $ 10.01       $  9.75         $ 9.76         $  9.48      $ 10.01       $  9.75        $   9.76
       ======         =======      =======       =======         ======         =======      ========     =========     ============
         6.17%          (0.33)%       8.03%        (1.81)%+++      6.05%          (0.51)%       7.73%        (1.82)%+++       6.07%
       ======         =======      =======       =======         ======         =======      ========     =========     ============
       $2,510         $ 2,490      $11,205       $   254         $6,964         $ 8,102      $19,851       $ 6,747        $ 10,553
         0.71%+          0.71%        0.57%         0.45%+         0.86%+          0.89%        0.87%         0.80%+          0.86%+
         6.15%+          5.02%        5.07%         5.39%+         6.00%+          4.84%        4.77%         5.04%+          6.00%+
          145%            293%         121%           45%           145%            293%         121%           45%            145%
         1.06%+          1.03%        0.99%         1.05%+         1.21%+          1.21%        1.29%         1.40%+          1.21%+
       $ 0.28         $  0.45      $  0.48       $  0.07         $ 0.26         $  0.43      $  0.45       $  0.07        $   0.26

      ------------------------
        YEAR         PERIOD
        ENDED         ENDED
      11/30/94#     11/30/93*
      ------------------------
       $ 10.01       $  9.94
      ---------     ---------
          0.47          0.22
         (0.51)         0.07
      ---------     ---------
         (0.04)         0.29
         (0.45)        (0.22)
         (0.02)           --
         (0.02)           --
      ---------     ---------
         (0.49)        (0.22)
      ---------     ---------
       $  9.48       $ 10.01
      =========     =========
         (0.46)%        2.96%
      =========     =========
       $16,550       $39,861
          0.85%         0.72%+
          4.88%         4.92%+
           293%          121%

          1.17%         1.14%+
       $  0.44       $  0.21

                          INVESTOR A SHARES                                         INVESTOR C SHARES
        -----------------------------------------------------     -----------------------------------------------------
         SIX MONTHS                                                SIX MONTHS
           ENDED           YEAR          YEAR        PERIOD          ENDED           YEAR          YEAR        PERIOD
          05/31/95         ENDED        ENDED         ENDED         05/31/95         ENDED        ENDED         ENDED
        (UNAUDITED)#     11/30/94#     11/30/93     11/30/92*     (UNAUDITED)#     11/30/94#     11/30/93     11/30/92*
        ---------------------------------------------------------------------------------------------------------------
           $ 9.42         $  9.95      $  9.92       $ 10.01         $ 9.42         $  9.95       $ 9.91       $ 10.02
           ------        ---------     --------     ---------        ------        ---------     --------     ---------
             0.26            0.48         0.47          0.06           0.26            0.45         0.41          0.05
             0.24           (0.53)        0.03         (0.09)          0.24           (0.53)        0.04         (0.11)
           ------        ---------     --------     ---------        ------        ---------     --------     ---------
             0.50           (0.05)        0.50         (0.03)          0.50           (0.08)        0.45         (0.06)
            (0.26)          (0.43)       (0.47)        (0.06)         (0.26)          (0.40)       (0.41)        (0.05)
               --           (0.02)          --            --             --           (0.02)          --            --
               --           (0.03)          --            --             --           (0.03)          --            --
           ------        ---------     --------     ---------        ------        ---------     --------     ---------
            (0.26)          (0.48)       (0.47)        (0.06)         (0.26)          (0.45)       (0.41)        (0.05)
           ------        ---------     --------     ---------        ------        ---------     --------     ---------
           $ 9.66         $  9.42      $  9.95       $  9.92         $ 9.66         $  9.42       $ 9.95       $  9.91
           ======        =========     ========     =========        ======        =========     ========     =========
             5.41%          (0.52)%       5.10 %       (0.35)%+++      5.33%          (0.82)%       4.56%        (0.65)%+++
           ======        =========     ========     =========        ======        =========     ========     =========
           $6,137         $ 9,418      $26,893       $ 2,100         $1,922         $ 2,523       $4,136       $ 1,024
             0.71%+          0.73%        0.51%         0.15%+         0.90%+          1.03%        1.11%         0.75%+
             5.58%+          4.92%        4.55%         4.64%+         5.39%+          4.62%        3.95%         4.04%+
               22%            176%         212%            0%            22%            176%         212%            0%
             1.11%+          1.17%        1.12%         1.09%+         1.30%+          1.47%        1.72%         1.69%+
           $ 0.22         $  0.44      $  0.42       $  0.05         $ 0.23         $  0.41       $ 0.34       $  0.04

                 INVESTOR N SHARES
      ----------------------------------------
       SIX MONTHS
         ENDED           YEAR         PERIOD
        05/31/95         ENDED         ENDED
      (UNAUDITED)#     11/30/94#     11/30/93*
        --------------------------------------
         $ 9.42         $  9.95       $  9.99
         ------        ---------     ---------
           0.25            0.45          0.19
           0.24           (0.53)        (0.04)
         ------        ---------     ---------
           0.49           (0.08)         0.15

          (0.25)          (0.40)        (0.19)
             --           (0.02)           --
             --           (0.03)           --
         ------        ---------     ---------
          (0.25)          (0.45)        (0.19)
         ------        ---------     ---------
         $ 9.66         $  9.42       $  9.95
         ======        =========     =========
           5.26%          (0.84)%        1.53%
         ======        =========     =========
         $4,794         $ 5,124       $ 2,936
           1.05%+          1.05%         0.86%+
           5.24%+          4.60%         4.20%+
             22%            176%          212%
           1.45%+          1.49%         1.47%+
         $ 0.23         $  0.41       $  0.16

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                               TRUST A SHARES
                                                                             ---------------------------------------------------
                                                                             SIX MONTHS
                                                                               ENDED          YEAR         YEAR         PERIOD
                                                                              05/31/95       ENDED         ENDED         ENDED
                                                                             (UNAUDITED)    11/30/94#    11/30/93#     11/30/92*
                                                                             ---------------------------------------------------
NATIONS DIVERSIFIED INCOME FUND
Operating performance:
Net asset value, beginning of period.......................................   $   9.67      $ 10.88       $  9.97       $ 10.00
                                                                               --------      -------       -------       -------
Net investment income......................................................       0.38         0.74          0.78          0.06
Net realized and unrealized gain/(loss) on investments.....................       0.86        (1.06)         0.91         (0.03)
                                                                              --------      -------      --------       -------
Net increase/(decrease) in net assets resulting from investment
  operations...............................................................       1.24        (0.32)         1.69          0.03
Distributions:
Dividends from net investment income.......................................      (0.38)       (0.74)        (0.78)        (0.06)
Distributions in excess of net investment income...........................         --        (0.00)##        --            --
Distributions from net realized capital gains..............................         --        (0.15)          --            --
                                                                              --------      -------      --------       -------
Total distributions........................................................      (0.38)       (0.89)        (0.78)        (0.06)
                                                                              --------      -------      --------       -------
Net asset value, end of period.............................................   $  10.53      $  9.67       $ 10.88       $  9.97
                                                                              ========      =======      ========       =======
Total return++.............................................................      13.05%       (3.05)%       17.40%         0.32%+++
                                                                              ========      =======      ========       =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).......................................   $ 24,598      $22,298       $28,553       $23,962
Ratio of operating expenses to average net assets..........................       0.77%+       0.74%         0.55%         0.25%+
Ratio of net investment income to average net assets.......................       7.53%+       7.31%         7.02%         7.76%+
Portfolio turnover rate....................................................         67%         144%           86%           46%
Ratio of operating expenses to average net assets before fee waivers and/or
  expense reimbursements...................................................       0.93%+       0.95%         0.95%         0.85%+
Net investment income per share before fee waivers and/or expense
  reimbursements...........................................................   $   0.37      $  0.72       $  0.70       $  0.05

---------------

  * The Nations Diversified Income Fund Trust A Shares, Investor A Shares, Investor C Shares and Investor N Shares commenced operations on October 30, 1992, November 25, 1992, November 9, 1992 and June 7, 1993, respectively.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

+++ Unaudited.

  # Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period since the use of the undistributed method did not accord with the results of operations.

## Value represents less than $0.01 per share.

                                                                                               TRUST A SHARES
                                                                             ---------------------------------------------------
                                                                             SIX MONTHS
                                                                               ENDED          YEAR         YEAR         PERIOD
                                                                              05/31/95       ENDED         ENDED         ENDED
                                                                             (UNAUDITED)    11/30/94     11/30/93      11/30/92*
                                                                              ---------------------------------------------------
NATIONS STRATEGIC FIXED INCOME FUND
Operating performance:
Net asset value, beginning of period.......................................   $   9.32      $  10.55     $   9.94      $  10.00
                                                                              --------      --------     --------      --------
Net investment income......................................................       0.29          0.53         0.56          0.05
Net realized and unrealized gain/(loss) on investments.....................       0.70         (0.89)        0.62         (0.06)
                                                                              --------      --------     --------      --------
Net increase/(decrease) in net assets resulting from investment
  operations...............................................................       0.99         (0.36)        1.18         (0.01)
Distributions:
Dividends from net investment income.......................................      (0.29)        (0.51)       (0.56)       (0.05)
Distributions in excess of net investment income...........................         --         (0.02)          --           --
Distributions from net realized capital gains..............................         --         (0.34)       (0.01)          --
                                                                              ---------     --------     --------      --------
Total distributions........................................................      (0.29)        (0.87)       (0.57)        (0.05)
                                                                              ---------     --------     --------      --------
Net asset value, end of period.............................................   $  10.02      $   9.32     $  10.55      $   9.94
                                                                              ========      ========     ========      ========
Total return++.............................................................      10.85%        (3.58)%      12.05%        (0.11)%+++
                                                                              ========      ========     ========      ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).......................................   $608,173      $550,697     $545,538      $581,329
Ratio of operating expenses to average net assets..........................       0.68%+        0.68%        0.61%         0.26%+
Ratio of net investment income to average net assets.......................       6.18%+        5.43%        5.40%         6.15%+
Portfolio turnover rate....................................................        155%          307%         161%           12%
Ratio of operating expenses to average net assets before fee waivers and/or
  expense reimbursements...................................................       0.79%+        0.76%        0.77%         0.86%+
Net investment income per share before fee waivers and/or expense
  reimbursements...........................................................   $   0.29      $   0.52     $   0.55      $   0.04

---------------

  * The Nations Strategic Fixed Income Fund Trust A Shares, Investor A Shares, Investor C Shares and Investor N Shares commenced operations on October 30, 1992, November 19, 1992, November 16, 1992 and June 7, 1993, respectively.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

+++ Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                                INVESTOR N
                   INVESTOR A SHARES                                       INVESTOR C SHARES                      SHARES
--------------------------------------------------------  ----------------------------------------------------  ----------
    SIX MONTHS                                            SIX MONTHS                                            SIX MONTHS
      ENDED          YEAR          YEAR         PERIOD      ENDED          YEAR          YEAR         PERIOD      ENDED
     05/31/95        ENDED         ENDED         ENDED     05/31/95        ENDED         ENDED         ENDED     05/31/95
    (UNAUDITED)    11/30/94#     11/30/93#     11/30/92*  (UNAUDITED)    11/30/94#     11/30/93#     11/30/92*  (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------

     $   9.67       $ 10.88       $  9.96       $ 10.02     $ 9.67        $ 10.88       $  9.96       $  9.93    $   9.67
     --------       -------       -------       -------     ------        -------       -------       -------    --------
         0.36          0.72          0.76          0.01       0.34           0.67          0.70          0.03        0.34
         0.86         (1.06)         0.92         (0.06)      0.86          (1.06)         0.92          0.02        0.86
     --------       -------       -------       -------     ------        -------       -------       -------    --------
         1.22         (0.34)         1.68         (0.05)      1.20          (0.39)         1.62          0.05        1.20
        (0.36)        (0.72)        (0.76)        (0.01)     (0.34)         (0.67)        (0.70)        (0.02)      (0.34)
           --         (0.00)##         --            --         --          (0.00)##         --            --          --
           --         (0.15)           --            --         --          (0.15)           --            --          --
     --------       -------       -------       -------     ------        -------       -------       -------    --------
        (0.36)        (0.87)        (0.76)        (0.01)     (0.34)         (0.82)        (0.70)        (0.02)      (0.34)
     --------       -------       -------       -------     ------        -------       -------       -------    --------
     $  10.53       $  9.67       $ 10.88       $  9.96     $10.53        $  9.67       $ 10.88       $  9.96    $  10.53
    =========       =======       =======       =======     ======        =======       =======       =======    ========
        12.92%        (3.26)%       17.32%        (0.49)%+++ 12.64%         (3.77)%       16.65%         0.54%+++   12.64%
    =========       =======       =======       =======     ======        =======       =======       =======    ========
     $ 12,633       $10,819       $13,291       $    18     $3,153        $ 2,636       $ 3,633       $   149    $ 73,972
         1.02%+        0.96%         0.70%         0.40%+     1.52%+         1.49%         1.30%         1.00%+      1.52%+
         7.28%+        7.09%         6.87%         7.61%+     6.78%+         6.56%         6.27%         7.01%+      6.78%+
           67%          144%           86%           46%        67%           144%           86%           46%         67%
         1.18%+        1.17%         1.10%         1.00%+     1.68%+         1.70%         1.70%         1.60%+      1.68%+
     $   0.35       $  0.70       $  0.70       $  0.01     $ 0.33        $  0.65       $  0.64       $  0.03    $   0.33


----------------------------------

        YEAR          PERIOD
        ENDED          ENDED
      11/30/94#     11/30/93#*
----------------------------------

       $ 10.88        $ 10.59
       -------        -------
          0.67           0.30
         (1.06)          0.29
       -------        -------
         (0.39)          0.59
         (0.67)         (0.30)
         (0.00)##          --
         (0.15)            --
       -------        -------
         (0.82)         (0.30)
       -------        -------
       $  9.67        $ 10.88
       =======        =======
         (3.77)%         5.58%
       =======        =======
       $55,058        $24,630
          1.49%          1.30%+
          6.56%          6.27%+
           144%            86%
          1.70%          1.70%
       $  0.65        $  0.27

                                                                                                                INVESTOR N
                   INVESTOR A SHARES                                       INVESTOR C SHARES                      SHARES
--------------------------------------------------------  ----------------------------------------------------  ----------
    SIX MONTHS                                            SIX MONTHS                                            SIX MONTHS
      ENDED          YEAR          YEAR         PERIOD      ENDED          YEAR          YEAR         PERIOD      ENDED
     05/31/95        ENDED         ENDED         ENDED     05/31/95        ENDED         ENDED         ENDED     05/31/95
    (UNAUDITED)    11/30/94      11/30/93      11/30/92*  (UNAUDITED)    11/30/94      11/30/93      11/30/92*  (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------

      $ 9.32        $ 10.55       $  9.94       $  9.99     $ 9.32        $ 10.55       $  9.94       $  9.97     $ 9.32
      ------        -------       -------       -------     ------        -------       -------       -------     ------
        0.29           0.51          0.54          0.01       0.27           0.47          0.48          0.02       0.26
        0.70          (0.89)         0.62         (0.06)      0.70          (0.89)         0.62         (0.04)      0.70
      ------        -------       -------       -------     ------        -------       -------       -------     ------
        0.99          (0.38)         1.16         (0.05)      0.97          (0.42)         1.10         (0.02)      0.96
       (0.29)         (0.49)        (0.54)           --      (0.27)         (0.45)        (0.48)        (0.01)     (0.26)
          --          (0.02)           --            --         --          (0.02)           --            --         --
          --          (0.34)        (0.01)           --         --          (0.34)        (0.01)           --         --
      ------        -------       -------       -------     ------        -------       -------       -------     ------
       (0.29)         (0.85)        (0.55)           --      (0.27)         (0.81)        (0.49)        (0.01)     (0.26)
      ------        -------       -------       -------     ------        -------       -------       -------     ------
      $10.02        $  9.32       $ 10.55       $  9.94     $10.02        $  9.32       $ 10.55       $  9.94     $10.02
    ========        =======       =======       =======     ======        =======       =======       =======    ========
       10.74%         (3.76)%       11.88%        (0.49)%+++ 10.57%         (4.14)%       11.20%        (0.22) +++  10.49%
    ========        =======       =======       =======     ======        =======       =======       =======    ========
      $1,472        $   967       $ 1,138       $   113     $   39        $    41       $    65       $    84      $2,247
        0.88%+         0.86%         0.76%         0.40%+     1.18%+         1.43%         1.36%         1.03%+     1.33%+
        5.98%+         5.25%         5.25%         6.00%+     5.68%+         4.68%         4.65%         5.40%+     5.53%+
         155%           307%          161%           12%       155%           307%          161%           12%       155%
        0.99%+         0.94%         0.92%         1.00%+     1.29%+         1.51%         1.52%         1.63%+     1.44%+
      $ 0.28        $  0.50       $  0.53       $  0.01     $ 0.26        $  0.46       $  0.47       $  0.02     $ 0.26


----------------------------------

        YEAR         PERIOD
        ENDED         ENDED
      11/30/94      11/30/93*
----------------------------------

       $ 10.55       $ 10.39
       -------       -------
          0.47          0.21
         (0.89)         0.17
       -------       -------
         (0.42)         0.38
         (0.45)        (0.21)
         (0.02)           --
         (0.34)        (0.01)
       -------       -------
         (0.81)        (0.22)
       -------       -------
       $  9.32       $ 10.55
       =======       =======
         (4.21)%        3.64%
       =======       =======
       $ 2,145       $ 1,620
          1.33%         1.26%+
          4.78%         4.75%+
           307%          161%
          1.41%         1.42%+
       $  0.46       $  0.21

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                                TRUST A SHARES
                                                                              ---------------------------------------------------
                                                                              SIX MONTHS
                                                                                 ENDED          YEAR         YEAR        PERIOD
                                                                               05/31/95        ENDED        ENDED         ENDED
                                                                              (UNAUDITED)     11/30/94     11/30/93     11/30/92*
                                                                              ---------------------------------------------------
NATIONS MORTGAGE-BACKED SECURITIES FUND
Operating performance:
Net asset value, beginning of period........................................    $  8.97       $  9.95      $  9.97       $ 10.00
                                                                              ---------       -------      -------       -------
Net investment income.......................................................       0.31          0.65         0.68          0.06
Net realized and unrealized gain/(loss) on investments......................       0.59         (0.97)       (0.02)        (0.03)
                                                                              -----------     --------     --------      -------
Net increase/(decrease) in net assets resulting from investment
  operations................................................................       0.90         (0.32)        0.66          0.03
Distributions:
Dividends from net investment income........................................      (0.32)        (0.57)       (0.68)        (0.06)
Distributions from capital (Note 1).........................................         --         (0.09)         --            --
                                                                              -----------     --------     --------     ---------
Total distributions.........................................................      (0.32)        (0.66)       (0.68)        (0.06)
                                                                              -----------     --------     --------     ---------
Net asset value, end of period..............................................    $  9.55       $  8.97      $  9.95       $  9.97
                                                                              ===========     ========     ========      ========
Total return++..............................................................      10.14%        (3.41)%       6.73%         0.35%+++
                                                                              ===========     ========     ========      ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)........................................    $58,588       $61,946      $72,596       $63,583
Ratio of operating expenses to average net assets...........................       0.71%+        0.75%        0.67%         0.25%+
Ratio of net investment income to average net assets........................       6.86%+        6.81%        6.70%         8.16%+
Portfolio turnover rate.....................................................        199%          207%         167%            4%
Ratio of operating expenses to average net assets before fee waivers and/or
  expense reimbursements....................................................       0.81%+        0.86%        0.86%         0.85%+
Net investment income per share before fee waivers and/or expense
  reimbursements............................................................    $  0.30       $  0.64      $  0.66       $  0.06

---------------

  * The Nations Mortgage-Backed Securities Fund Trust A Shares commenced operations on October 30, 1992.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

+++ Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND TRUST
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES.

Nations Fund Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offers thirty-four separate portfolios. Information presented in these financial statements pertains only to the following funds: Nations Short-Intermediate Government Fund, Nations Managed Bond Fund, Nations Short-Term Income Fund, Nations Adjustable Rate Government Fund, Nations Diversified Income Fund, Nations Strategic Fixed Income Fund and Nations Mortgage-Backed Securities Fund (the "Funds"). The financial statements for the remaining funds are presented under separate cover. The Funds, except for Managed Bond Fund and Mortgage-Backed Securities Fund, currently offer four classes of shares: Trust A Shares, Investor A Shares, Investor C Shares (formerly Investor B Shares) and Investor N Shares (formerly Investor C Shares). The Managed Bond Fund currently offers three classes of shares: Trust A Shares, Investor A Shares and Investor C Shares (formerly Investor B Shares). Mortgage-Backed Securities Fund currently offers only one class of shares: Trust A Shares. The Board of Trustees has authorized the issuance of Trust B Shares of all Funds. As of May 31, 1995, no Trust B Shares have been issued by the Funds. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund equally. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to the class and separate voting rights on matters in which the interests of one class of shares differ from the interests of any other class. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Securities Valuation: The Funds' portfolio securities which are traded on a recognized stock exchange are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded only on over-the-counter markets are valued on the basis of the closing over-the-counter bid prices or if no sale occurred on such day at the mean of the current bid and asked prices. Certain securities may be valued by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available and other assets are valued at fair value under the supervision of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

Repurchase Agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. Unless permitted by the Securities and Exchange Commission, the Fund will not enter into repurchase agreements with the investment adviser, the distributor or any of their affiliates. The Funds' investment adviser, under the supervision of the Board of Trustees, monitors the value of collateral received as well as the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Dollar Roll Transactions: Certain Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. Dollar roll transactions consist of the sale by a Fund of mortgage-backed or other asset-backed securities, together with a commitment to purchase similar, but not identical, securities at a future date, at the same price. In addition, a Fund is paid a fee as consideration for entering into the commitment to purchase. This fee is accrued as income over the life of the dollar roll contract. Risks associated with dollar roll transactions include, the Fund's commitment to purchase or repurchase the security may be restricted if the broker/dealer to whom a Fund sells the security becomes insolvent; the value of the security may change adversely over the term of the dollar roll; the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held; and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Option Contracts: The Funds may engage in options contracts for hedging the value of a Fund's portfolio and in an effort to increase current income. Upon the purchase of a put option or a call option by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily to reflect the current market value. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Futures Contracts: Certain of the Funds may engage in futures contracts for the purpose of hedging against changes in values of a Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day. The Fund recognizes a realized gain or loss when the contract is closed equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

Risks arise in the possible movement of the securities or indices underlying those investments. Risks also include the possibility that there may not be a liquid secondary market for these contracts, that a change in the value of the contract may not correlate with changes in the value of the underlying securities or that the counterparty to a contract may default on its obligation to perform.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold. Interest income, adjusted for amortization of market discounts and premiums on investments on the straight-line method, is earned from settlement date and is recorded on the accrual basis (amortization of discounts and premiums on stripped mortgage-backed securities and zero coupon bonds is accounted for using the effective yield method). Dividend income is recorded on the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among the classes based upon the relative net assets of each class.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date.

Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated repayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of these securities is unusually volatile in response to changes in interest rates.

Dividends and Distributions to Shareholders: It is the policy of the Funds to declare dividends daily from net investment income and to pay such dividends monthly. The Funds will distribute net realized capital gains (including short-term capital gains), unless offset by any available capital loss carryforward, annually after the fiscal year in which earned. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees in order to avoid application of the 4% non-deductible Federal excise tax. Income distributions and capital gain distributions on a Fund level are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to timing differences and differing characterization of distributions made by the Fund as a whole.

Federal Income Taxes: Each Fund intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Expenses: General expenses of the Trust are allocated to the Funds based upon relative net assets. Operating expenses directly attributable to a class of shares are charged to that class's operations. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes based on the relative average net assets of each class.

2.  INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS.

The Trust has entered into an Investment Advisory Agreement with NationsBank, N.A. (Carolinas) ("NationsBank"), as successor to NationsBank of North Carolina, N.A., an indirect wholly-owned subsidiary of NationsBank Corporation, with respect to the Funds. Under the terms of this Investment Advisory Agreement, NationsBank is entitled to advisory fees from each Fund equal to 0.60%, on an annualized basis, of the average daily net assets of each Fund.

Stephens Inc. ("Stephens") serves as the Trust's administrator pursuant to an Administration Agreement. The Shareholder Services Group, Inc. ("TSSG"), a wholly-owned subsidiary of First Data Corporation, serves as the Trust's co-administrator pursuant to a Co-Administration Agreement. Pursuant to the Administration and Co-Administration Agreements, the administrator and the co-administrator are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of average daily net assets of the Trust and the investment portfolios of Nations Fund, Inc. (another registered open-end investment company that is part of the Nations Fund Family) on a combined basis.

For the six months ended May 31, 1995, the administrator earned $468,525 (after fee waivers) for its services.

The investment adviser, administrator and co-administrator may, from time to time, reduce their fees payable by each Fund (either voluntarily or pursuant to applicable state limitations). For the six months ended May 31, 1995, the investment adviser, administrator and/or co-administrator voluntarily waived fees as follows:

                                                                    FEES WAIVED        FEES WAIVED BY
                                                                        BY             ADMINISTRATOR/
                                                                      ADVISER         CO-ADMINISTRATOR
                                                                    ---------------------------------
        Short-Intermediate Government Fund........................   $ 506,403             $7,497
        Managed Bond Fund.........................................      80,030              2,420
        Short-Term Income Fund....................................     324,659              2,788
        Adjustable Rate Government Fund...........................     100,144                772
        Diversified Income Fund...................................      77,289              1,341
        Strategic Fixed Income Fund...............................     309,525              7,892
        Mortgage-Backed Securities Fund...........................      30,404                 74

No officer, director or employee of NationsBank, Stephens or TSSG, or any affiliate thereof, receives any compensation from the Trust for serving as a trustee or officer of the Trust. The Trust pays each Trustee an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Fund and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting, attended. The Trust also reimburses expenses incurred by the Trustees in attending such meetings.

Each Fund's eligible Trustees may participate in a nonqualified deferred compensation and retirement plan which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. If approved by the Securities and Exchange Commission ("SEC"), income earned on each plan participant's deferral account will be tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of the Nations Treasury Fund. Until SEC approval is received, the rate of return will be tied to the yield on 90-day U.S. Treasury Bills.

NationsBank of Texas, N.A., acts as the Trust's custodian and earned $137,529 for its services during the six months ended May 31, 1995. TSSG serves as transfer agent for the Funds' Investor Class Shares. NationsBank of Texas, N.A. acts as the subtransfer agent for the Trust A Shares of the Funds.

Stephens, acts as the distributor of the Funds' shares. For the six months ended May 31, 1995, the Funds were informed that the distributor received $27,677 representing commission (sales charges) on sales of Investor A Shares of the Funds. For the six months ended May 31, 1995, the Funds were informed that the distributor received $192,164 in contingent

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

deferred sales charges from Investor C and Investor N Shares of the Funds. A substantial portion of these fees are paid to affiliates of NationsBank.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS.

The Trust has adopted a shareholder servicing and distribution plan ("Investor A Plan") pursuant to Rule 12b-1 under the 1940 Act for the Investor A Shares of the Funds. Under the Investor A Plan, the Funds pay fees directly to the distributor. Payments by a Fund under the Investor A Plan may not exceed 0.25%, on an annualized basis, of the average daily net assets of the Fund's Investor A Shares. Fees paid pursuant to the Investor A Plan are charged as expenses of the Investor A Shares of a Fund as accrued.

The Trust also has adopted a shareholder servicing plan ("Investor A Servicing Plan") with respect to Investor A Shares of the Short-Term Income Fund. Under the Investor A Servicing Plan, the Short-Term Income Fund may pay for shareholder services provided by institutions to shareholders of Investor A Shares of the Fund. Payments by the Short-Term Income Fund under the Investor A Servicing Plan may not exceed 0.25%, on an annualized basis, of the average daily net assets of Investor A Shares of the Fund.

The Trust also has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to Investor C ("Investor C Plan") and Investor N ("Investor N Plan") Shares of each Fund. Pursuant to the Plans, fees for each Fund are paid directly to the distributor. Payments under the Plans are accrued daily and paid monthly at a rate that will not exceed 0.75%, on an annualized basis, of the average daily net assets of the Investor C or Investor N Shares, respectively, of a Fund. Fees paid pursuant to the Plans are charged as expenses of Investor C or Investor N Shares of a Fund as accrued.

The Trust also has adopted shareholder servicing plans with respect to Investor C ("Investor C Servicing Plan") and Investor N ("Investor N Servicing Plan") Shares of the Funds. Pursuant to the Plans, each Fund pays for certain shareholder support services that are provided to the owners of Investor C or Investor N Shares by the servicing agents that have entered into a shareholder servicing agreement with the Trust. Payments under the Plans are accrued daily and paid monthly at a rate that will not exceed 0.25%, on an annualized basis, of the average daily net assets of the Investor C or Investor N Shares, respectively, of a Fund. Fees paid pursuant to the Plans are charged as expenses of Investor C or Investor N Shares of a Fund as accrued.

A substantial portion of the fees, paid pursuant to the Plans described above, are paid to affiliates of NationsBank.

For the six months ended May 31, 1995, the Funds incurred the following amounts pursuant to the above plans:

                                                             FEES PAID PURSUANT TO:
                               ----------------------------------------------------------------------------------
                               INVESTOR A    INVESTOR A    INVESTOR C    INVESTOR C    INVESTOR N    INVESTOR N
                                  PLAN     SERVICING PLAN     PLAN     SERVICING PLAN     PLAN     SERVICING PLAN
                               ----------------------------------------------------------------------------------
Short-Intermediate
  Government Fund.............  $ 70,593         N/A        $ 37,227           --       $ 18,519      $ 12,982
Managed Bond Fund.............     4,802         N/A             236           --           N/A           N/A
Short-Term Income Fund........        --       $2,510         12,180           --          6,179        15,447
Adjustable Rate
  Government Fund.............     6,983         N/A           3,790           --          9,874         2,469
Diversified Income Fund.......    14,153         N/A          10,522           --        155,947        77,973
Strategic Fixed Income Fund...     1,132         N/A              93           --          4,258         2,662

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

The chart below shows the effective rates, expressed as a percentage of average daily net assets, paid by the Funds under the shareholder servicing and distribution plans for the six months ended May 31, 1995:

                               INVESTOR A    INVESTOR A    INVESTOR C    INVESTOR C    INVESTOR N    INVESTOR N
                                  PLAN     SERVICING PLAN     PLAN     SERVICING PLAN     PLAN     SERVICING PLAN
                               ----------------------------------------------------------------------------------
Short-Intermediate
  Government Fund.............    0.20%          N/A          0.50%       --              0.35%         0.25%
Managed Bond Fund.............    0.20%          N/A          0.50%       --               N/A           N/A
Short-Term Income Fund........   --             0.20%         0.35%       --              0.10%         0.25%
Adjustable Rate
  Government Fund.............    0.20%          N/A          0.35%       --              0.40%         0.10%
Diversified Income Fund.......    0.25%          N/A          0.75%       --              0.50%         0.25%
Strategic Fixed Income Fund...    0.20%          N/A          0.50%       --              0.40%         0.25%

4.  PURCHASES AND SALES OF SECURITIES.

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. government securities and short-term investments, for the six months ended May 31, 1995 were as follows:

                                                                            PURCHASES          SALES
                                                                           -----------------------------
Short-Intermediate Government Fund.....................................    $    --          $  1,439,000
Managed Bond Fund......................................................      26,276,636       43,945,271
Short-Term Income Fund.................................................     103,082,642      153,023,899
Adjustable Rate Government Fund........................................         --                55,141
Diversified Income Fund................................................      15,834,425       12,395,645
Strategic Fixed Income Fund............................................      94,176,328      137,812,068
Mortgage-Backed Securities Fund........................................         --               572,449

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended May 31, 1995 were as follows:

                                                                            PURCHASES          SALES
                                                                           -----------------------------
Short-Intermediate Government Fund.....................................    $705,000,017     $689,820,477
Managed Bond Fund......................................................     257,163,397      281,580,051
Short-Term Income Fund.................................................     165,363,203      133,500,745
Adjustable Rate Government Fund........................................      10,037,552       29,133,275
Diversified Income Fund................................................      69,401,652       56,779,976
Strategic Fixed Income Fund............................................     850,024,141      797,226,155
Mortgage-Backed Securities Fund........................................     130,181,245      128,358,686

At May 31, 1995, aggregate gross unrealized appreciation and unrealized depreciation for tax purposes were as follows:

                                                                                TAX BASIS        TAX BASIS
                                                                                UNREALIZED       UNREALIZED
                                                                               APPRECIATION     DEPRECIATION
                                                                               ----------------------------
Short-Intermediate Government Fund.........................................    $  4,614,801       $485,962
Managed Bond Fund..........................................................       6,387,826        329,773
Short-Term Income Fund.....................................................       2,539,215        294,824
Adjustable Rate Government Fund............................................         295,886        550,021
Diversified Income Fund....................................................       5,457,746        518,820
Strategic Fixed Income Fund................................................      27,953,091        864,449
Mortgage-Backed Securities Fund............................................         754,910        322,845

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

During the six months ended May 31, 1995, activity in written options for the Strategic Fixed Income Fund was as follows:

                                                                                  NUMBER
                                                                               OF CONTRACTS       PREMIUM
                                                                               ----------------------------
Options beginning of period................................................       --            $   --
Options written............................................................        1,434          1,253,064
Options closed.............................................................       (1,434)        (1,253,064)
                                                                                  -------       -----------
Options outstanding at May 31, 1995........................................       --            $   --
                                                                                  =======       ===========

Information regarding dollar roll transactions by the Funds is as follows:

                                                                                                   AVERAGE         AVERAGE
                                                 MAXIMUM        AVERAGE AMOUNT                   FUND SHARES       AMOUNT
                                               OUTSTANDING        OUTSTANDING     FEE INCOME     OUTSTANDING     OUTSTANDING
                                            DURING THE PERIOD  DURING THE PERIOD    EARNED    DURING THE PERIOD   PER SHARE
                                            --------------------------------------------------------------------------------
Short-Intermediate Government Fund.........    $95,044,763        $16,827,876      $239,291      127,648,118        $0.13
Diversified Income Fund....................      8,670,870            568,385         7,955       10,036,289         0.06
Mortgage-Backed Securities Fund............      9,006,250          2,144,362        22,292        6,519,752         0.33

The average amount outstanding during the period was calculated by summing the borrowings at the end of each day and dividing the sum by the number of days in the six months ended May 31, 1995.

5.  SHARES OF BENEFICIAL INTEREST.

As of May 31, 1995, an unlimited number of shares without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedule of Capital Stock Activity.

6.  ORGANIZATION COSTS.

The Funds bear all costs in connection with their organization, including the fees and expenses of registering and qualifying their shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line method over a period of five years from commencement of operations. In the event that any of the shares issued by the Funds to their sponsor prior to the commencement of the Funds' public offering ("initial shares") are redeemed during such amortization period by any holder thereof, the Funds will be reimbursed by the holder for any unamortized organization costs in the same proportion as the number of initial shares redeemed bears to the number of initial shares outstanding at the time of redemption.

7.  LINE OF CREDIT.

The Trust and Nations Fund, Inc. participate in a $25 million line of credit provided by Mellon Bank, N.A. (the "Bank") under a Line of Credit Agreement (the "Agreement") dated March 17, 1994. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests. Under the Agreement, a Fund may borrow up to the lesser of $10 million or 5% of its net assets. Interest on borrowings is payable either at the Bank's Money Market Rate or the London Interbank Offered Rate (LIBOR) plus 0.25% on an annualized basis. The Funds and the other affiliated entities are charged an aggregate commitment fee of 0.25% per annum on the amount of the credit. Each Fund is liable only for that portion of any commitment with respect to such Fund and shall not be liable for the portion of the commitment fee of any other fund. The Agreement requires, among other things, that each participating Fund maintain a ratio of net assets (not including funds borrowed pursuant to the Agreement) to aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

NATIONS FUND TRUST

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

During the six months ended May 31, 1995, the Funds had the following borrowings under the Agreement:

                                                                                  AVERAGE
                                                     BORROWINGS OUTSTANDING     OUTSTANDING     INTEREST     INTEREST
FUND                                                    AT END OF PERIOD          BALANCE         RATE       EXPENSE
--------------------------------------------------------------------------------------------------------------------
Short-Term Income Fund...........................         --                     $   3,846        6.20%       $ 121
Strategic Fixed Income Fund......................         --                         6,593        5.95%         198

8.  CAPITAL LOSS CARRYFORWARD.

As of November 30 1994, the funds listed below had available for Federal income tax purposes the following unused capital losses:

NAME OF FUND                                                                          EXPIRING IN 2002
------------------------------------------------------------------------------------------------------
    Short-Intermediate Government Fund...............................................   $ 22,968,237
    Managed Bond Fund................................................................      4,599,700
    Adjustable Rate Government Fund..................................................      2,087,054
    Diversified Income Fund..........................................................      2,249,163
    Strategic Fixed Income Fund......................................................     11,546,423
    Mortgage-Backed Securities Fund..................................................      4,229,412

9.  REORGANIZATION.

On April 29, 1994, the Strategic Fixed Income Fund (Acquiring Fund) acquired the assets and certain liabilities of The Capitol Mutual Funds Fixed Income Portfolio (Acquired Fund), in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on March 31, 1994. Total shares issued by the Acquiring Fund, the value of the shares issued by the Acquiring Fund, the total net assets of the Acquired Fund and the Acquiring Fund and any unrealized depreciation included in the Acquired Fund's total net assets at the acquisition date are as follows:

                                                        SHARES         VALUE OF         TOTAL NET       TOTAL NET         ACQUIRED
                                                      ISSUED BY      SHARES ISSUED      ASSETS OF       ASSETS OF           FUND
                                                      ACQUIRING      BY ACQUIRING       ACQUIRED        ACQUIRING        UNREALIZED
   ACQUIRING FUND              ACQUIRED FUND             FUND            FUND             FUND*            FUND         DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Strategic Fixed          The Capitol Mutual Funds
  Income Fund              Fixed Income Portfolio      2,136,871      $ 20,663,537     $20,663,537     $553,906,019       $311,904

---------------
* The net assets of the Acquiring Fund immediately after the acquisition were $574,569,556.

10.  SUBSEQUENT EVENT.

Each Fund's eligible Trustees may participate in a deferred compensation plan and a retirement plan which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Pursuant to an exemptive order granted by the Securities and Exchange Commission on June 20, 1995, income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of the Nations Treasury Fund.

If approved by the shareholders of the Adjustable Rate Government Fund, the assets of the Adjustable Rate Government Fund will merge into the Short-Intermediate Government Fund on August 18, 1995. In addition, if approved by the shareholders of the Managed Bond Fund, the assets of the Managed Bond Fund will merge into the Strategic Fixed Income Fund on September 22, 1995.

                   THE NATIONS FUND FAMILY

                   EQUITY FUNDS
                   GROWTH
                   Nations Capital Growth Fund
                   Nations Disciplined Equity Fund
                   Nations Emerging Growth Fund
                   Nations Equity Index Fund*
                   Nations International Equity Fund

                   GROWTH AND INCOME
                   Nations Balanced Assets Fund
                   Nations Equity Income Fund
                   Nations Value Fund

                   BOND FUNDS
                   INCOME
                   Nations Adjustable Rate Government Fund
                   Nations Diversified Income Fund
                   Nations Government Securities Fund
                   Nations Managed Bond Fund
                   Nations Short-Intermediate Government Fund
                   Nations Short-Term Income Fund
                   Nations Strategic Fixed Income Fund
                   Nations Mortgage-Backed Securities Fund*

                   TAX-EXEMPT INCOME
                   Nations Florida Municipal Bond Fund
                   Nations Florida Intermediate Municipal Bond Fund Nations Georgia Municipal Bond Fund
                   Nations Georgia Intermediate Municipal Bond Fund Nations Maryland Municipal Bond Fund
                   Nations Maryland Intermediate Municipal Bond Fund Nations North Carolina Municipal Bond Fund
                   Nations North Carolina Intermediate Municipal Bond Fund Nations South Carolina Municipal Bond Fund
                   Nations South Carolina Intermediate Municipal Bond Fund Nations Tennessee Municipal Bond Fund
                   Nations Tennessee Intermediate Municipal Bond Fund Nations Texas Municipal Bond Fund
                   Nations Texas Intermediate Municipal Bond Fund
                   Nations Virginia Municipal Bond Fund
                   Nations Virginia Intermediate Municipal Bond Fund Nations Municipal Income Fund
                   Nations Intermediate Municipal Bond Fund
                   Nations Short-Term Municipal Income Fund

                   MONEY MARKET FUNDS
                   Nations Government Money Market Fund
                   Nations Prime Fund
                   Nations Tax Exempt Fund
                   Nations Treasury Fund

                   *Trust classes only

This report is submitted for the general information of shareholders of Nations Fund Trust. For more detailed information about Nations Fund Trust, including fees and expenses, please see the prospectus and statement of additional information of Nations Fund Trust.

                                                       ------------
[NATIONS FUND LOGO]                                     BULK RATE
PO Box 9564                                            U.S. POSTAGE
Providence, RI 02940-9654                                  PAID
Toll Free 1-800-982-2271                                BOSTON, MA
                                                        PERMIT NO.
                                                          54201
                                                       ------------








SAR3-5/95

                                NATIONS FUND TRUST

                                     FORM N-1A

PART C.  OTHER INFORMATION

Item 24.    Financial Statements and Exhibits
(a)    Financial Statements:

  Included in Part A:

       Per Share Income and Capital Changes

  Included in Part B:

  Audited Financial Statements for the Nations Government Money Market, Nations Tax Exempt, Nations Value, Nations Capital Growth, Nations Emerging Growth, Nations Disciplined Equity, Nations Equity Index Fund, Nations Balanced Assets, Nations Short-Intermediate Government, Nations Managed Bond, Nations Short-Term Income, Nations Diversified Income, Nations Strategic Fixed Income, Nations Adjustable Rate Government, Nations Mortgage-Backed Securities, Nations Short-Term Municipal Income, Nations Municipal Income, Nations Intermediate Municipal Bond, Nations Florida Intermediate Municipal Bond, Nations Georgia Intermediate Municipal Bond, Nations Maryland Intermediate Municipal Bond, Nations North Carolina Intermediate Municipal Bond, Nations South Carolina Intermediate Municipal Bond, Nations Tennessee Intermediate Municipal Bond, Nations Texas Intermediate Municipal Bond, Nations Virginia Intermediate Municipal Bond, Nations Florida Municipal Bond, Nations Georgia Municipal Bond, Nations Maryland Municipal Bond, Nations North Carolina Municipal Bond, Nations South Carolina Municipal Bond, Nations Tennessee Municipal Bond, Nations Texas Municipal Bond Fund and Nations Virginia Municipal Bond Funds:

        Schedule of Investments for November 30, 1994
        Statements of Assets and Liabilities for November 30, 1994 Statements of Operations for the year ended November 30, 1994 Statements of Changes in Net Assets for the years ended
            November 30, 1994 and November 30, 1993
        Schedule of Capital Stock Activity for the years ended
            November 30, 1994 and November 30, 1993
        Financial Highlights
        Notes to Financial Statements
        Report of Independent Accountants, dated January 19, 1995

        Unaudited Financial Statements for the above mentioned Funds:
        Schedule of Investments for May 31, 1995
        Statement of Assets and Liabilities for May 31, 1995

        Statement of Operations for the year ended May 31, 1995
        Statement of Changes in Net Assets for the years ended May 31, 1994 Schedule of Capital Stock Activity for May 31, 1995
        Financial Highlights
        Notes to Financial Statements

   Included in Part C:

     Consent of Independent Accountants

(b)  Exhibits

   Exhibit
   Number

   (1)(a) Declaration of Trust dated May 6, 1985, is incorporated by reference to its Registration Statement, filed May 17, 1985.

   (1)(b) Certificate pertaining to classification of shares dated May 17, 1985, is incorporated by reference to its Registration Statement, filed May 17, 1985.

   (1)(c) Amendment dated July 27, 1987 to Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 4 to its Registration Statement filed January 29, 1988.

   (1)(d) Amendment dated September 13, 1989 to Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 8 to its Registration Statement filed March 16, 1990.

   (1)(e) Certificate pertaining to classification of shares dated August 24, 1990, is incorporated by Post-Effective Amendment No. 11, filed September 26, 1990.

   (1)(f) Certificate and Amendment to Declaration of Trust dated November 26, 1990 is incorporated by reference to Post-Effective Amendment No. 13, filed January 18, 1991.

   (1)(g) Certificate pertaining to classification of shares dated July 18, 1991 is incorporated by reference to Post-Effective Amendment No. 16, filed July 23, 1991.

   (1)(h) Amendment dated March 26, 1992 to Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 19, filed March 30, 1992.

   (1)(i) Certificate relating to classification of shares is incorporated by reference to Amendment No. 19, filed March 30, 1992.

   (1)(j) Amendment to Declaration of Trust dated September 21, 1992, is incorporated by reference to Post-Effective Amendment No. 23, filed December 23, 1992.

   (1)(k) Certificate relating to the classification of shares and an Amendment to the Declaration of Trust dated March 26, 1993, is incorporated by reference to Post-Effective Amendment No. 27, filed May 27, 1993.

   (1)(l) Certificate relating to the establishment of money market funds' Investor C shares dated July 8, 1993, is incorporated by reference to Post-Effective Amendment No. 29, filed
           September 30, 1993.

   (1)(m) Certificate relating to the establishment of Equity Index, Short-Term Municipal Income, Florida Municipal Bond, Georgia Municipal Bond, North Carolina Municipal Bond, South Carolina Municipal Bond, Tennessee Municipal Bond, Texas Municipal Bond and Virginia Municipal Bond Funds dated September 22, 1993, is incorporated by reference to Post-Effective Amendment No. 29, filed September 30, 1993.

   (1)(n) Form of Certificate relating to the establishment of the Special Equity Fund is incorporated by reference to Post-Effective Amendment No. 30, filed, December 1, 1993.

   (1)(o) Certificate relating to the redesignation of Investor B Shares and Investor C Shares of the non-money market funds to "Investor C Shares" and "Investor N Shares," respectively, is incorporated by reference by Post-Effective Amendment No. 32, filed March 29, 1994.

   (1)(p) Certificate relating to the Classification of Shares of the Money Market Fund and the Tax Exempt Fund creating "Investor D Shares", is incorporated by reference to Post-Effective Amendment No. 36, filed January 31, 1995.

   (1)(q) Form of Classification of Shares relating to the renaming of the Nations Special Equity Fund is incorporated by reference to Post-Effective Amendment No. 36, filed January 31, 1995.

   (1)(r) Certificate relating to the establishment of the Nations Tax-Managed Equity Fund's Series of Shares is incorporated by reference to Post-Effective Amendment No. 40, filed October 20, 1995.

   (2)(a) Amended and Restated Code of Regulations as approved and adopted by Registrant's Board of Trustees is incorporated by reference to Pre-Effective Amendment No. 2, filed October 4, 1985.

   (2)(b) Amendment to the Code of Regulations as approved and adopted by Registrant's Board of Trustees on June 24, 1992, is incorporated by reference to Post-Effective Amendment No. 22, filed July 30, 1992.

   (3)     None.

   (4)(a)  Specimen copies of share certificates, to be filed by amendment.

   (5)(a) Master Investment Advisory Agreement between Registrant and C&S/Sovran Trust Company (Georgia), N.A., dated December 20, 1991, relating to the Money Market Fund, Government Fund, Tax Exempt Fund, Value Fund, Income Equity Fund, Short-Intermediate Government Fund, Managed Bond Fund, Municipal Income Fund, Georgia Municipal Bond Fund, Maryland Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund, is incorporated by reference to Post-Effective Amendment No. 19, filed March 30, 1992.

   (5)(b) Amendment to the Master Investment Advisory Agreement, dated June 30, 1992, among Registrant and NationsBank of Georgia, N.A. ("NationsBank Georgia"), and NationsBank of North
           Carolina, N.A. ("NationsBank North Carolina"), is incorporated by reference to Post-Effective Amendment No. 23, filed December 23, 1992.

   (5)(c) Investment Advisory Agreement between Registrant and NationsBank North Carolina, dated September 28, 1992, relating to the Capital Growth Fund, Emerging Growth Fund, Balanced Assets Fund, Short-Term Income Fund, Adjustable Rate Government Fund, Diversified Income Fund, Strategic Fixed Income Fund, Mortgage-Backed Securities Fund, Florida Municipal Bond Fund, North Carolina Municipal Bond Fund and Texas Municipal Bond Fund, is incorporated by reference to Post-Effective Amendment No. 23, filed December 23, 1992.

   (5)(d) Amendment No. 1 dated February 3, 1993, to the Investment Advisory Agreement between Registrant and NationsBank North Carolina dated September 28, 1992, relating to the Tennessee Municipal Bond Fund and Intermediate Municipal Bond Fund, incorporated by reference to its Registration Statement, filed March 26, 1993.

   (5)(e) Form of Amendment No. 2 to the Investment Advisory Agreement between Registrant and NationsBank relating to the Equity Index Fund, Florida Municipal Bond Fund, Georgia Municipal Bond Fund, Maryland Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, Tennessee Municipal Bond Fund, Texas Municipal Bond Fund and Virginia Municipal Bond Fund, is incorporated by reference to Post-Effective Amendment No. 29, filed September 30, 1993.

   (5)(f) Form of Amendment No. 3 to the Investment Advisory Agreement between Registrant and NationsBank relating to the Special Equity Fund is incorporated by reference to Post-Effective Amendment No. 30, filed December 1, 1993.

   (5)(g) Form of Amendment No. 4 to the Investment Advisory Agreement relating to Nations Disciplined Equity Fund is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

   (5)(h) Form of Amendment No. 5 to the Investment Advisory Agreement relating to Nations Tax-Managed Equity Fund is incorporated by reference to Post-Effective Amendment No. 40, filed
           October 20, 1995.

   (5)(i) Investment Advisory Agreement between NationsBanc Advisors, Inc., ("NBAI") and the Registrant is filed herewith.

   (5)(j)  Sub-Investment Advisory Agreement between TradeStreet
           Investment Associates, Inc. ("TradeStreet") and the
           Registrant is filed herewith.

   (6)(a) Amended and Restated Distribution Agreement, dated March 19, 1992, between Registrant and TBC Funds Distributor, Inc. relating to the Money Market Fund, Government Fund, Tax Exempt Fund, Value Fund, Income Equity Fund, Managed Bond Fund, Short-Intermediate Government Fund, Municipal Income Fund, Virginia Municipal Bond Fund, Georgia Municipal Bond Fund, Maryland Municipal Bond Fund and South Carolina Municipal Bond Fund with respect to Investor A Shares, Investor B Shares, Trust A Shares and Trust B Shares, is incorporated by reference to Post-Effective Amendment No. 22, filed April 6, 1992.

   (6)(b) Amendment No. 1 dated September 28, 1992 to the Amended and Restated Distribution Agreement dated March 19, 1992, between Registrant and Funds Distributor, Inc. regarding the addition of the Nations Capital Growth Fund, Balanced Assets Fund, Short-Term Income Fund, Adjustable Rate Government Fund, Diversified Income Fund, Strategic Fixed Income Fund, Mortgage-Backed Securities Fund, Florida Municipal Bond Fund, North Carolina Municipal Bond Fund and Texas Municipal Bond Fund, is incorporated by reference to Post-Effective Amendment No. 26, filed March 26, 1993.

   (6)(c) Amendment No. 2 dated February 3, 1993, to the Amended and Restated Distribution Agreement dated March 19, 1992, between Registrant and Funds Distributor, Inc. relating to the Tennessee Municipal Bond Fund and Intermediate Municipal Bond Fund and the Money Market Funds' Investor B Shares and Non-Money Market Funds' Investor C Shares of the Registrant, is incorporated by reference to Post-Effective Amendment No. 26, filed March 26, 1993.

   (6)(d) Distribution Agreement between Stephens Inc. and Registrant for all classes of shares of Nations Fund Trust is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995, filed March 26, 1993.

   (6)(e) Forms of Broker-Dealer and Bank Agreements with TBC Funds Distributor, Inc. are incorporated by reference to Post-Effective Amendment No. 19, filed March 30, 1992.


   (6)(f) Shareholder Administration Agreement for Trust B Shares is filed herewith.




   (6)(g) Shareholder Administration Agreement for Trust B Shares for the Registrant, Nations Fund, Inc. and Nations Portfolios, Inc. is filed herewith.


   (7)     None.

   8)(a) Custodian Services Agreement between Registrant and Provident National Bank, dated December 3, 1990, is incorporated by reference to Post-Effective Amendment No. 15, filed May 24, 1991.

  (8)(b) Amendment dated July 11, 1991, to Custodian Services Agreement dated December 3, 1990, between Registrant and Provident National Bank to add the Short-Intermediate Government Fund, is incorporated by reference to Post-Effective Amendment No. 22, filed April 6, 1992.

  (8)(c) Amendment to Custodian Services Agreement between Registrant and Provident National Bank to add the Georgia Municipal Bond Fund and the South Carolina Municipal Bond Fund with related fee letter is incorporated by reference to Post-Effective Amendment No. 19, filed March 30, 1992.

  (8)(d) Fee Letter dated July 1, 1992, with regard to the Custodian Services Agreement between Registrant and Provident National Bank relating to the Value Fund, Income Equity Fund, Short-Intermediate Government Fund, Managed Bond Fund, Nations Municipal Income Fund, Maryland Municipal Bond Fund, Virginia Municipal Bond Fund, Georgia Municipal Bond Fund and South Carolina Municipal Bond Fund, is incorporated by reference to Post-Effective Amendment No. 23, filed December 23, 1992.

  (8)(e) Mutual Fund Custody Agreement between Registrant and NationsBank of Texas, N.A. ("NationsBank Texas"), dated June 26, 1992, relating to the Money Market Fund, Government Fund, Tax Exempt Fund, Balanced Assets Fund, Short-Term Income Fund, Diversified Income Fund, Capital Growth Fund, Emerging Growth Fund, Adjustable Rate Government Fund, Strategic Fixed Income Fund, Mortgage-Backed Securities Fund, North Carolina Municipal Bond Fund, Florida Municipal Bond Fund and Texas Municipal Bond Fund, is incorporated by reference to Post-Effective Amendment No. 23, filed December 23, 1992.

  (8)(f) Amendment No. 1 dated February 3, 1993, to the Mutual Fund Custody Agreement dated June 26, 1992 between Registrant and NationsBank Texas, relating to the addition of Tennessee Municipal Bond Fund and Intermediate Municipal Bond Fund, is incorporated by reference to Post-Effective Amendment No. 26, filed March 26, 1993.

(8)(f)(i) Amendment No. 2 to the Mutual Fund Custody Agreement between Registrant and NationsBank relating to the Equity Index Fund, Short-Term Municipal Income Fund, Nations Florida Intermediate Municipal Bond Fund, Nations Georgia Intermediate Municipal Bond Fund, Nations Maryland Intermediate Municipal Bond Fund, Nations North Carolina Intermediate Municipal Bond Fund, Nations South Carolina Intermediate Municipal Bond Fund, Nations Tennessee Intermediate Municipal Bond Fund, Nations Texas Intermediate Municipal Bond Fund, Nations Virginia Intermediate Municipal Bond Fund is incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

(8)(f)(ii) Form of Amendment No. 3 to the Mutual Fund Custody Agreement between Registrant and NationsBank Texas relating to the Special Equity Fund is incorporated by reference to Post-Effective Amendment No. 31, filed January 31, 1994.

(8)(f)(iii) Form of Amendment No. 4 to the Mutual Fund Custody Agreement between the Registrant and NationsBank Texas relating to the Nations Tax-Managed Equity fund is incorporated by reference to Post-Effective Amendment No. 40, filed October 20, 1995.

     (8)(g) Form of Global Sub-Custody Agreement between Registrant, The Chase Manhattan Bank and NationsBank Texas is incorporated by reference to Post-Effective Amendment No. 31, filed January 31, 1994.

     (9)(a) Amended and Restated Administration Agreement dated July 1, 1992, and related Fee Letter between Registrant and The Boston Company Advisors, Inc., is incorporated by reference to Post-Effective Amendment No. 23, filed December 23, 1992.

     (9)(b) Amendment No. 1 dated February 3, 1993, to the Amended and Restated Administration Agreement, dated July 1, 1992, between Registrant and The Boston Company Advisors, Inc. relating to the Tennessee Municipal Bond Fund and Intermediate Municipal Bond Fund and the Money Market Funds' Investor B Shares and the Non-Money Market Funds' Investor C Shares of the Registrant, is incorporated by reference to Post-Effective Amendment No. 26, filed March 26, 1993.

     (9)(c)  Form of Amendment No. 2 to the Amended and Restated
             Administration Agreement dated July 1, 1992, is incorporated by reference to Post-Effective Amendment No. 31, filed January 31, 1994.

     (9)(d)  Administration Agreement between Stephens Inc. and
             Registrant is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

     (9)(e) Co-Administration Agreement between The Boston Company Advisors, Inc. and Registrant is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

     (9)(f)  Amended Fee Letter dated December 1, 1992, among
             Registrant, The Boston Company Advisors, Inc. and Nations Fund, Inc., is incorporated by reference to Post-Effective Amendment No. 26, filed March 26, 1993.

     (9)(g) Transfer Agency and Registrar Agreement dated April 25, 1992, between Registrant and The Shareholder Services Group, Inc., relating to the Investor Shares, is incorporated by reference to Post-Effective Amendment No. 22, filed April 6, 1992.

     (9)(h) Amendment No. 1 dated September 28, 1992, to the Transfer Agency and Registrar Agreement between Registrant and The Shareholder Services Group, Inc. dated April 25, 1992, relating to the Investor Shares of Capital Growth Fund, Emerging Growth Fund, Balanced Assets Fund, Short-Term Income Fund, Diversified Income Fund, Strategic Fixed Income Fund, Mortgage-Backed Securities Fund, Florida Municipal Bond Fund, North Carolina Municipal Bond Fund and Texas Municipal Bond Fund, is incorporated by reference to Post-Effective Amendment No. 23, filed December 23, 1992.

     (9)(i) Amendment No. 2 dated February 3, 1993, to the Transfer Agency and Registrar Agreement between Registrant and The Shareholder Services Group, Inc. dated April 25, 1992, relating to the Tennessee Municipal Bond Fund, Intermediate Municipal Bond Fund and the Money Market Funds' Investor B Shares and the Non-Money Market Funds' Investor C Shares of the Registrant, is incorporated by reference to Post-Effective Amendment No. 26, filed March 26, 1993.

     (9)(j) Amendment No. 3 to the Transfer Agency and Registrar Agreement between Registrant and The Shareholder Services Group, Inc. dated April 25, 1992, relating to the Money Market Funds Investor C Shares of the Registrant, is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

     (9)(k) Amendment No. 4 to the Transfer Agency and Registrar Agreement between Registrant and The Shareholder Services Group, Inc., relating to the Equity Index Fund, the Florida Municipal Bond Fund, the Georgia Municipal Bond Fund, the Maryland Municipal Bond Fund, the North Carolina Municipal Bond Fund, the South Carolina Municipal Bond Fund, the Tennessee Municipal Bond Fund, the

             Texas Municipal Bond Fund and the Virginia Municipal Bond Fund, is incorporated by reference to Post-Effective
             Amendment No. 37, filed March 31, 1995.

     (9)(l) Amendment No. 5 to the Transfer Agency and Registrar Agreement between Registrant and The Shareholder Services Group, Inc., relating to the Special Equity Fund, is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

     (9)(m) Amendment No. 6 to the Transfer Agency and Registrar Agreement between Registrant and The Shareholder Services Group, Inc., relating to the Nations Special Equity, Intermediate Municipal Bond, Short-Term Municipal Income, Tennessee Intermediate Municipal Bond, Texas Intermediate Municipal Bond, Florida Municipal Bond, Georgia Municipal Bond, Maryland Municipal Bond, North Carolina Municipal Bond, South Carolina Municipal Bond, Tennessee Municipal Bond, Texas Municipal Bond and Virginia Municipal Bond Funds, is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

 (9)(m)(i)   Form of Amendment No. 7 to the Transfer Agency and
             Registrar Agreement between Registrant and The Shareholders Services Group, Inc., relating to the Nations Tax-Managed Equity Fund is incorporated by reference to Post-Effective Amendment No. 40, filed on October 20, 1995.

     (9)(n) Transfer Agency Agreement between Registrant and NationsBank Texas, dated April 25, 1992, relating to the Trust Shares of Government, Tax Exempt, Money Market, Income, Equity, Value, Managed Bond, Municipal Income, Georgia Municipal Bond, Maryland Municipal Bond, South Carolina Municipal Bond, Virginia Municipal Bond and Short-Intermediate Government Funds, is incorporated by reference to Post-Effective Amendment No. 22, filed April 6, 1992.

     (9)(o) Amendment No. 1 dated September 28, 1992, to the Transfer Agency Agreement between Registrant and NationsBank Texas, dated April 25, 1992, relating to the Trust Shares of Capital Growth Fund Emerging Growth Fund, Balanced Assets Fund, Short-Term Income Fund, Adjustable Rate Government Fund, Diversified Income Fund, Strategic Fixed Income Fund, Mortgage-Backed Securities Fund, Florida Municipal Bond Fund, North Carolina Municipal Bond Fund and Texas Municipal Bond Fund, is incorporated by reference to Post-Effective Amendment No. 26, filed March 26, 1993.

     (9)(p) Amendment No. 2 dated February 3, 1993, to the Transfer Agency Agreement between Registrant and NationsBank Texas, dated April 25, 1992, relating to the Tennessee Municipal Bond Fund and Municipal Income Fund, is incorporated by reference to Post-Effective Amendment No. 26, filed March 26, 1993.

     (9)(q) Amendment No. 3 to the Transfer Agency Agreement relating to Equity Index Fund, Florida Municipal Bond Fund, Georgia Municipal Bond Fund, Maryland Municipal

             Bond Fund, North Carolina Municipal Bond Fund, South
             Carolina Municipal Bond Fund, Tennessee Municipal Bond Fund, Texas Municipal Bond Fund and Virginia Municipal Bond Fund, is incorporated by reference to Post-Effective
             Amendment No. 29, filed September 30, 1993.

 (9)(q)(i) Amendment No. 4 to the Transfer Agency Agreement relating to Nations Tax-Managed Equity Fund is incorporated by reference to Post-Effective Amendment No. 40, filed October 20, 1995.

     (9)(r) Cross Indemnification Agreement dated July 30, 1992, by and between the Registrant and Hatteras Funds, Inc. d/b/a Nations Fund Portfolios, is incorporated by reference to Post-Effective Amendment No. 23, filed December 23, 1992.

 (9)(r)(i) Cross Indemnification Agreement dated June 27, 1995, between the Trust, Nations Fund, Inc. and Nations Fund Portfolios, Inc. incorporated by reference to Post-Effective Post-Effective Amendment No. 39, filed September 28, 1995.

     (9)(s) Amended and Restated Shareholder Services Plan relating to Trust B Shares, is incorporated by reference to Post-Effective Amendment No. 22, filed April 6, 1992.

     (9)(t) Form of Shareholder Servicing Agreement relating to Trust B Shares is incorporated by reference to Post-Effective Amendment No. 27, filed May 27, 1993.

     (9)(u) Shareholder Servicing Plan for Investor A Shares is incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

     (9)(v) Forms of Shareholder Servicing Agreement for Investor A Shares are incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

     (9)(w) Shareholder Servicing Plan for Investor B Shares of the money market funds and Investor C Shares (formerly Investor B Shares) of the non-money market funds, is incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

     (9)(x) Forms of Shareholder Servicing Agreement for Investor B Shares of the money market funds and Investor C Shares (formerly Investor B Shares) of the non-money market funds, are incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

     (9)(y) Shareholder Servicing Plan for Investor C Shares of the money market funds and Investor N Shares (formerly Investor C Shares) of the non-money market funds, is incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

 (9)(z) Forms of Shareholder Servicing Agreement for Investor C Shares of the money market funds and Investor N Shares (formerly Investor C Shares) of the non-money market funds are incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

(10)     Opinion and Consent of Counsel is filed herewith.

(11) Consent of Independent Accountant (Price Waterhouse LLP) is filed herewith.

(12)     N/A

(13)     N/A

(14)(a) Prototype Individual Retirement Account Plan, is incorporated by reference to Post-Effective Amendment No. 26, filed March 26, 1993.

(15)(a) Amended and Restated Shareholder Servicing and Distribution Plan Pursuant to Rule 12b-1 for Investor A Shares is incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

(15)(b) Form of Sales Support Agreement for Investor A Shares is incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

(15)(c) Amended and Restated Distribution Plan for Investor B Shares of the money market funds and Investor C Shares (formerly Investor B Shares) of the non-money market funds, is incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

(15)(d) Form of Sales Support Agreement for Investor B Shares of the money market funds and Investor C Shares (formerly Investor B Shares) of the non-money market funds is incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

(15)(e) Distribution Plan for Investor N Shares (formerly Investor C Shares) of the non-money market funds is incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

(15)(f) Form of Sales Support Agreement for Investor N Shares (formerly Investor C Shares) of the non-money market funds) is incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.


(15)(g) Shareholder Administration Plan for Trust B Shares is filed herewith.


(16)(a) Schedules for Computation of Trust A Shares is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

(16)(b) Schedules for Computation of Trust B Shares shall be filed by Amendment.

(16)(c) Schedules for Computation of Investor A Shares is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

(16)(d)  Schedules for Computation of Investor C Shares (formerly
         Investor B Shares) is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

(16)(e)  Schedules for Computation of Investor N Shares (formerly
         Investor C Shares) is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

(16)(f) Schedules for Computation of Investor D Shares to be filed by amendment.

 17       N/A

 18 Revised Plan entered into by Registrant pursuant to Rule 18f-3 under the Investment Company Act of 1940 is incorporated by reference to Post-Effective Amendment No. 39, filed September 28, 1995.

Item 25. Persons Controlled By or Under Common Control with Registrant

                     Registrant is controlled by its Board of Trustees.

       Item 26.  Number of Holders of Securities


                     The following information is as of: January 25, 1996


                                                               Number of
Title of Class                                                 Record Holders


Nations Government Money Market Fund      - Investor A              219
                                          - Investor B               36
                                          - Investor C               24
                                          - Investor D                0
                                          - Trust A               3,568
                                          - Trust B                   0


Nations Tax Exempt Fund                   - Investor A            2,933
                                          - Investor B              231
                                          - Investor C              333
                                          - Investor D                7
                                          - Trust A               6,856
                                          - Trust B                  88

Nations Value Fund                        - Investor A           2,679
                                          - Investor C             234
                                          - Investor N           7,755
                                          - Trust A                205
                                          - Trust B                  0

Nations Capital Growth Fund               - Investor A           1,467
                                          - Investor C             200
                                          - Investor N           4,269
                                          - Trust A              2,915
                                          - Trust B                  0

Nations Emerging Growth Fund              - Investor A             921
                                          - Investor C              70
                                          - Investor N           4,374
                                          - Trust A              1,295
                                          - Trust B                  0

Nations Disciplined Equity Fund           - Investor A             398
                                          - Investor C              28
                                          - Investor N           1,759
                                          - Trust A                374
                                          - Trust B                  0

Nations Equity Index Fund                 - Trust A                205
                                          - Trust B                  0
                                          - Investor A              74

Nations Managed Index Fund                - Trust A                  0
                                          - Trust B                  0
                                          - Investor A               0

Nations Balanced Assets Fund              - Investor A             518
                                          - Investor C              70
                                          - Investor N           4,269
                                          - Trust A                166
                                          - Trust B                  0

Nations Short-Intermediate                - Investor A           1,483
Government Fund                           - Investor C             452
                                          - Investor N             667
                                          - Trust A              2,046
                                          - Trust B                  0

Nations Short-Term Income Fund            - Investor A             115
                                          - Investor C             147
                                          - Investor N             554
                                          - Trust A              1,056
                                          - Trust B                  0

Nations Diversified Income Fund           - Investor A             515
                                          - Investor C             162
                                          - Investor N           4,511
                                          - Trust A                 91
                                          - Trust B                  0

Nations Strategic Fixed Income            - Investor A             324
Fund                                      - Investor C              13
                                          - Investor N             142
                                          - Trust A              2,939
                                          - Trust B                  0

Nations Municipal Income Fund             - Investor A             300
                                          - Investor C              75
                                          - Investor N             445
                                          - Trust A                487
                                          - Trust B                  0

Nations Intermediate Municipal            - Investor A              33
Bond Fund                                 - Investor C               9
                                          - Investor N              44
                                          - Trust A                504
                                          - Trust B                  0

Nations Short-Term Municipal              - Investor A              24
Income Fund                               - Investor C              26
                                          - Investor N             178
                                          - Trust A                557
                                          - Trust B                  0

Nations Florida Intermediate              - Investor A              60
Municipal Bond Fund                       - Investor C              11
                                          - Investor N             139
                                          - Trust A                297
                                          - Trust B                  0

Nations Georgia Intermediate              - Investor A             199
Municipal Bond Fund                       - Investor C              53
                                          - Investor N             189

                                          - Trust A                238
                                          - Trust B                  0

Nations Maryland Intermediate             - Investor A             355
Municipal Bond Fund                       - Investor C              73
                                          - Investor N             232
                                          - Trust A                362
                                          - Trust B                  0

Nations North Carolina Intermediate       - Investor A             355
Municipal Bond Fund                       - Investor C              33
                                          - Investor N             255
                                          - Trust A                135
                                          - Trust B                  0

Nations South Carolina Intermediate       - Investor A             194
Municipal Bond Fund                       - Investor C             121
                                          - Investor N             226
                                          - Trust A                246
                                          - Trust B                  0

Nations Tennessee Intermediate            - Investor A              83
Municipal Bond Fund                       - Investor C               2
                                          - Investor N              85
                                          - Trust A                 47
                                          - Trust B                  0

Nations Texas Intermediate                - Investor A              23
Municipal Bond Fund                       - Investor C               3
                                          - Investor N             108
                                          - Trust A                183
                                          - Trust B                  0

Nations Virginia Intermediate             - Investor A             976
Municipal Bond Fund                       - Investor C             141
                                          - Investor N             439
                                          - Trust A                776
                                          - Trust B                  0

Nations Virginia Municipal Bond           - Investor A              25
Fund                                      - Investor C               3
                                          - Investor N             575
                                          - Trust A                 33
                                          - Trust B                  0

Nations Maryland Municipal Bond           - Investor A              18
Fund                                      - Investor C               2
                                          - Investor N             378
                                          - Trust A                 30
                                          - Trust B                  0

Nations North Carolina Municipal          - Investor A              26
Bond Fund                                 - Investor C               2
                                          - Investor N             775
                                          - Trust A                 22
                                          - Trust B                  0

Nations South Carolina Municipal          - Investor A              21
Bond Fund                                 - Investor C               4
                                          - Investor N             297
                                          - Trust A                 27
                                          - Trust B                  0

Nations Florida Municipal Bond Fund       - Investor A              20
                                          - Investor C               3
                                          - Investor N             589
                                          - Trust A                 38
                                          - Trust B

Nations Georgia Municipal Bond Fund       - Investor A              12
                                          - Investor C               3
                                          - Investor N             355
                                          - Trust A                 25
                                          - Trust B                  0

Nations Tennessee Municipal Bond          - Investor A              14
Fund                                      - Investor C               4
                                          - Investor N             183
                                          - Trust A                  8
                                          - Trust B                  0


Nations Texas Municipal Bond Fund         - Investor A              20
                                          - Investor C               3
                                          - Investor N             331
                                          - Trust A                 36

                                          - Trust B                  0

Item 27.            Indemnification

      Article IX, Section 9.3 of Registrant's Declaration of Trust, incorporated by reference as Exhibit (1)(a) hereto, provides for the indemnification of Registrant's trustees and employees. Indemnification of Registrant's administrator, principal underwriter, custodian, and transfer agent is provided for, respectively, in:

      1.   Administration Agreement with Stephens Inc.;

      2.   Co-Administration Agreement with The Boston Company Advisors,
           Inc.;

      3.   Distribution Agreement with Stephens Inc.;

      4.   Mutual Fund Custody Agreement with NationsBank Texas

      5.   Transfer Agency Agreement with NationsBank Texas; and

      6. Transfer Agency and Registrar Agreement with the Shareholder Services Group, Inc.

       The Registrant has entered into a Cross Indemnification Agreement with Nations Fund, Inc. (the "Company") and Nations Fund Portfolios, Inc.("Portfolios"), dated June 27, 1995. The Company and or Portfolios will indemnify and hold harmless the Trust against any losses, claims, damages or liabilities, to which the Trust may become subject, under the Securities Act of 1933 (the "Act") and the Investment Company Act of 1940 (the "1940 Act") insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any Prospectuses, any Preliminary Prospectuses, the Registration Statements, any other Prospectuses relating to the securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the "Offering Documents"), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust by the Company and/or Portfolios expressly for use therein; and will reimburse the Trust for any legal or other expenses reasonably incurred by the Trust in connection with investigating or defending any such action or claim; provided, however, that the Company and/or Portfolios shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Company and/or Portfolios by the Trust expressly for use in the Offering Documents.

       Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

       Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his reckless disregard of the duties involved in the conduct of his/her office or arising under his/her agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the 1940 Act, as amended, in connection with any indemnification.

       Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser

(a) To the knowledge of Registrant, none of the directors or officers of "NBAI", the adviser to the Registrant's portfolios, or TradeStreet, the sub-investment adviser, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of NBAI or TradeStreet, respectively, or other subsidiaries of NationsBank Corporation.


(b) NBAI performs investment advisory services for the Registrant and certain other customers. NBAI is a wholly owned subsidiary of NationsBank, N.A. ("NationsBank"), which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the investment adviser is incorporated by reference to Form ADV filed by NBAI with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-49874).

(c) TradeStreet performs sub-investment advisory services for the Registrant and certain other customers. TradeStreet is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the sub-investment adviser is incorporated by reference to Form filed by TradeStreet with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-50372).

Item 29.   Principal Underwriter

   (a) Stephens Inc., distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for the Overland Express Funds, Inc., Stagecoach Inc., Stagecoach Funds, Inc. and Stagecoach Trust and is the exclusive placement agent for Master Investment Trust, Managed Series Investment Trust, Life & Annuity Trust and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., the Nations Government Income Term Trust 2003, Inc., the Nations Government Income Term Trust 2004, Inc. and the Managed Balanced Target Maturity Fund, Inc., closed-end management investment companies.

   (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file #501-15510).

   (c) Not applicable.

Item 30.   Location of Accounts and Records

       (1) NBAI, One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as Investment Adviser).

       (2) TradeStreet, One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as sub-adviser).

       (3) Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201 (records relating to its function as Distributor).

       (4) Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201 (records relating to its function as Administrator).

       (5) The Shareholder Services Group, Inc. One Exchange Place, Boston, Massachusetts 02109 (records relating to its function as Co-Administrator and Transfer Agent).

       (6) NationsBank Texas, 1401 Elm Street, Dallas, Texas 75202 (records relating to its function as Sub-Transfer Agent and Custodian).

Item 31.   Management Services

   Inapplicable.

Item 32.   Undertakings

  (a) Registrant undertakes to call a meeting for the purpose of voting upon the question or removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of a Fund's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of
       Section 16(c) of the 1940 Act, as amended, relating to shareholder communications.

  (b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's most recent annual report to shareholder upon request and without charge.

                                SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 26th day of January, 1996.


                                     NATIONS FUND TRUST

                                     By:         *
                                         A. Max Walker
                                         President and Chairman
                                         of the Board of Trustees

                                     By: /s/ Richard H. Blank, Jr.
                                         Richard H. Blank, Jr.
                                         *Attorney-in-Fact

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

        SIGNATURES                 TITLE                 DATE

      *                    President and Chairman     January 26, 1996
(A. Max Walker)           of the Board of Trustees
                       (Principal Executive Officer)

      *                          Treasurer            January 26, 1996
(Richard H. Rose)              Vice President
                          (Principal Financial and
                            Accounting Officer)

      *                            Trustee            January 26, 1996
(Edmund L. Benson, III)

      *                            Trustee            January 26, 1996
(James Ermer)

      *                            Trustee            January 26, 1996
(William H. Grigg)

      *                            Trustee            January 26, 1996
(Thomas F. Keller)

      *                            Trustee            January 26, 1996
(Carl E. Mundy, Jr.)

      *                            Trustee            January 26, 1996
(Charles B. Walker)

      *                             Trustee           January 26, 1996
(Thomas S. Word)


  /s/ Richard H. Blank, Jr.
Richard H. Blank, Jr.
*Attorney-in-Fact

                                 EXHIBIT INDEX



Exhibit                                                     Page
Number               Description                            Number

EX-99B.5(i)   Investment Advisory Agreement
EX-99B.5(j)   Sub-Investment Advisory Agreement
EX-99B.6(f)   Shareholder Administration Agreement for Trust B
              Shares -- Nations Fund Trust
EX-99B.6(g)   Shareholder Administration Agreement for Trust B
              Shares -- Nations Fund Trust, Nations Fund, Inc. and
              Nations Fund Portfolios, Inc.
EX-99B.10     Opinion and Consent of Counsel
EX-99B.11     Consent of Independent Accountant
EX-99B.15(g)  Shareholder Administration Plan - Trust B Shares